UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: September 30, 2019

Date of reporting period: December 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 97.1%
Communication Services – 7.7%
Activision Blizzard Inc	28,637	$1,334
Alphabet Inc, Cl A *	26,919	28,129
Alphabet Inc, Cl C *	3,015	3,122
AT&T Inc	551,861	15,750
CenturyLink Inc	383,918	5,816
Electronic Arts Inc *	36,745	2,900
Facebook Inc, Cl A *	144,942	19,000
IAC/InterActiveCorp *	28,639	5,242
Interpublic Group of Cos Inc/The	181,028	3,735
Live Nation Entertainment Inc *	45,546	2,243
Netflix Inc *	29,570	7,915
Omnicom Group Inc	157,551	11,539
TEGNA Inc	316,683	3,442
Telephone & Data Systems Inc	119,113	3,876
Tencent Holdings Ltd ADR	108,536	4,284
T-Mobile US Inc *	59,718	3,799
Tribune Media Co, Cl A	37,404	1,697
TripAdvisor Inc *	16,474	889
Twitter Inc *	112,560	3,235
United States Cellular Corp *	55,610	2,890
Verizon Communications Inc	364,943	20,517
Viacom Inc, Cl B	134,427	3,455
Walt Disney Co/The	91,703	10,055

		164,864

Consumer Discretionary – 9.3%
Amazon.com Inc, Cl A *	30,609	45,974
AutoZone Inc *	3,770	3,161
Best Buy Co Inc	79,425	4,206
Booking Holdings Inc *	1,899	3,271
Brinker International Inc	21,191	932
CarMax Inc *	108,803	6,825
Dick’s Sporting Goods Inc	54,230	1,692
Dillard’s Inc, Cl A (A)	17,881	1,078
Dollar General Corp	128,533	13,892
Domino’s Pizza Inc	7,385	1,831
DR Horton Inc	132,598	4,596
Ford Motor Co	215,383	1,648
General Motors Co	343,793	11,500
Goodyear Tire & Rubber Co/The	109,735	2,240
Harley-Davidson Inc, Cl A	53,538	1,827
Home Depot Inc/The	36,185	6,217
Kohl’s Corp	73,406	4,870
Lear Corp	27,328	3,357
Lowe’s Cos Inc	166,507	15,379
Lululemon Athletica Inc *	26,800	3,259
Macy’s Inc	122,391	3,645
MercadoLibre Inc	10,260	3,005
Mohawk Industries Inc *	24,444	2,859
NIKE Inc, Cl B	74,520	5,525
Norwegian Cruise Line Holdings Ltd *	84,498	3,582

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
O’Reilly Automotive Inc *	25,735	$8,861
PulteGroup Inc	235,972	6,133
Ross Stores Inc	180,977	15,057
Target Corp, Cl A	50,332	3,326
TJX Cos Inc/The	67,372	3,014
Tupperware Brands Corp	79,742	2,517
Vail Resorts Inc	10,744	2,265
Whirlpool Corp	18,237	1,949

		199,493

Consumer Staples – 6.8%
Altria Group Inc	146,788	7,250
Archer-Daniels-Midland Co	67,157	2,751
Campbell Soup Co (A)	59,830	1,974
Clorox Co/The	5,805	895
Colgate-Palmolive Co	202,358	12,044
Conagra Brands Inc	285,119	6,090
Constellation Brands Inc, Cl A	17,317	2,785
Estee Lauder Cos Inc/The, Cl A	7,910	1,029
Ingredion Inc	47,359	4,328
JM Smucker Co/The	108,214	10,117
Kellogg Co	123,658	7,050
Kimberly-Clark Corp	33,082	3,769
Kroger Co	511,982	14,079
Molson Coors Brewing Co, Cl B	111,302	6,251
Mondelez International Inc, Cl A	276,341	11,062
PepsiCo Inc	117,605	12,993
Philip Morris International Inc	105,293	7,029
Pilgrim’s Pride Corp *	52,522	815
Procter & Gamble Co	90,949	8,360
Sysco Corp, Cl A	30,462	1,909
Tyson Foods Inc, Cl A	89,993	4,806
Unilever NV	199,428	10,729
Walgreens Boots Alliance Inc	121,332	8,291

		146,406

Energy – 6.7%
BP PLC ADR	211,788	8,031
Canadian Natural Resources Ltd	341,125	8,231
Carrizo Oil & Gas Inc *	115,706	1,306
Chevron Corp	233,779	25,433
ConocoPhillips	103,555	6,457
Core Laboratories NV (A)	74,551	4,448
Devon Energy Corp	157,767	3,556
Diamondback Energy Inc, Cl A	23,674	2,195
Exxon Mobil Corp	62,550	4,265
Halliburton Co	75,274	2,001
Helmerich & Payne Inc	63,107	3,025
HollyFrontier Corp	18,132	927
Kinder Morgan Inc/DE	190,252	2,926
Laredo Petroleum Inc *	497,779	1,802
Marathon Petroleum Corp	354,872	20,941

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Newfield Exploration Co *	146,697	$2,151
Occidental Petroleum Corp	192,067	11,789
Oceaneering International Inc, Cl A *	132,828	1,607
Phillips 66	32,125	2,768
Royal Dutch Shell PLC ADR, Cl A	113,264	6,600
Schlumberger Ltd, Cl A	461,461	16,649
US Silica Holdings Inc (A)	64,739	659
Valero Energy Corp	95,714	7,176

		144,943

Financials – 16.3%
Aflac Inc	317,439	14,463
Allstate Corp	113,273	9,360
American International Group Inc	208,401	8,213
Ameriprise Financial Inc	38,551	4,024
Annaly Capital Management Inc ‡	323,419	3,176
Assurant Inc	19,701	1,762
Banco Santander SA ADR (A)	642,045	2,876
Bank of America Corp	931,805	22,960
Bank of New York Mellon Corp/The	40,826	1,922
BB&T Corp	60,224	2,609
Berkshire Hathaway Inc, Cl B *	119,967	24,495
Blackstone Group LP/The (B)	215,564	6,426
BNP Paribas SA ADR	123,820	2,791
Capital One Financial Corp	61,434	4,644
CIT Group Inc	132,056	5,054
Citigroup Inc	461,991	24,051
CME Group Inc	39,036	7,343
Discover Financial Services	53,937	3,181
E*TRADE Financial Corp	52,044	2,284
Everest Re Group Ltd	18,830	4,100
FactSet Research Systems Inc	16,161	3,234
Fifth Third Bancorp	365,348	8,597
First Republic Bank/CA	118,119	10,265
Invesco Ltd	146,607	2,454
JPMorgan Chase & Co	301,012	29,385
KeyCorp	155,139	2,293
KKR & Co Inc	360,432	7,075
Lazard Ltd, Cl A (B)	45,472	1,678
Lincoln National Corp	89,065	4,570
Markel Corp *	15,596	16,189
Marsh & McLennan Cos Inc	117,996	9,410
MetLife Inc	62,379	2,561
Moody’s Corp	98,964	13,859
Morgan Stanley	48,930	1,940
MSCI Inc, Cl A	23,143	3,412
OneMain Holdings Inc, Cl A *	72,541	1,762
Progressive Corp	110,514	6,667
Prudential Financial Inc	38,952	3,177
Radian Group Inc	122,321	2,001
Regions Financial Corp	350,441	4,689
Reinsurance Group of America Inc, Cl A	24,960	3,500

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
S&P Global Inc	41,688	$7,084
Santander Consumer USA Holdings Inc	177,671	3,125
SLM Corp *	159,179	1,323
State Street Corp	149,628	9,437
SunTrust Banks Inc	116,157	5,859
T Rowe Price Group Inc	4,734	437
Unum Group	44,371	1,304
US Bancorp	316,723	14,474
Voya Financial Inc	90,831	3,646
Wells Fargo & Co	226,762	10,449

		351,590

Health Care – 15.5%
Abbott Laboratories	302,305	21,866
AbbVie Inc	57,474	5,299
ABIOMED Inc *	2,570	835
Align Technology Inc *	5,056	1,059
Allergan PLC	23,004	3,075
AmerisourceBergen Corp, Cl A	217,487	16,181
Amgen Inc, Cl A	103,686	20,185
Becton Dickinson and Co	35,411	7,979
Biogen Inc *	25,859	7,782
BioMarin Pharmaceutical Inc *	15,719	1,338
Boston Scientific Corp *	228,054	8,059
Bristol-Myers Squibb Co	73,582	3,825
Celgene Corp, Cl A *	24,928	1,598
Centene Corp *	18,968	2,187
Cigna Corp	59,439	11,289
CVS Health Corp	237,064	15,532
Eli Lilly & Co	36,699	4,247
Gilead Sciences Inc	94,467	5,909
HCA Healthcare Inc	35,999	4,480
Horizon Pharma Plc *	91,285	1,784
Humana Inc	44,363	12,709
Illumina Inc *	11,567	3,469
Intuitive Surgical Inc *	1,884	902
Jazz Pharmaceuticals PLC *	13,254	1,643
Johnson & Johnson	281,781	36,364
Merck & Co Inc	345,247	26,380
Mettler-Toledo International Inc *	22,070	12,482
Mylan NV *	56,768	1,555
Pfizer Inc	320,929	14,009
Portola Pharmaceuticals Inc, Cl A *(A)	48,256	942
Teleflex Inc	42,515	10,989
UnitedHealth Group Inc	157,761	39,301
Varian Medical Systems Inc *	27,285	3,092
Vertex Pharmaceuticals Inc *	46,041	7,629
WellCare Health Plans Inc *	3,229	762
Zimmer Biomet Holdings Inc	112,033	11,620
Zoetis Inc, Cl A	67,018	5,733

		334,090

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Industrials – 10.8%
3M Co	54,663	$10,416
AerCap Holdings NV *	102,561	4,061
AGCO Corp	67,440	3,754
Allison Transmission Holdings Inc	104,943	4,608
American Airlines Group Inc	226,019	7,257
AO Smith Corp	134,094	5,726
Boeing Co/The	20,261	6,534
CoStar Group Inc *	13,460	4,541
Cummins Inc	63,418	8,475
Delta Air Lines Inc, Cl A	140,747	7,023
Eaton Corp PLC	28,193	1,936
Emerson Electric Co	118,245	7,065
Expeditors International of Washington Inc	46,854	3,190
FedEx Corp	34,255	5,526
Fortive Corp	136,447	9,232
General Dynamics Corp	22,783	3,582
Graco Inc	106,398	4,453
Harris Corp	31,064	4,183
Honeywell International Inc	174,061	22,997
Huntington Ingalls Industries Inc, Cl A	13,945	2,654
Illinois Tool Works Inc	62,932	7,973
Magna International Inc, Cl A	108,712	4,941
Middleby Corp/The *	17,077	1,754
Rockwell Automation Inc	27,865	4,193
Roper Technologies Inc	47,516	12,664
RR Donnelley & Sons Co	154,714	613
Sensata Technologies Holding PLC *	193,328	8,669
Spirit AeroSystems Holdings Inc, Cl A	41,152	2,967
Stanley Black & Decker Inc	60,359	7,227
TransDigm Group Inc *	20,961	7,128
Union Pacific Corp	27,397	3,787
United Continental Holdings Inc *	87,721	7,345
United Technologies Corp	129,500	13,789
WW Grainger Inc	53,005	14,967
XPO Logistics Inc *	143,538	8,187

		233,417

Information Technology – 16.6%
Adobe Inc *	105,821	23,941
Analog Devices Inc	144,198	12,376
Apple Inc	108,256	17,076
Applied Materials Inc	126,797	4,151
ASML Holding NV, Cl G	21,987	3,422
Autodesk Inc, Cl A *	27,657	3,557
Automatic Data Processing Inc	61,917	8,119
Cisco Systems Inc	394,590	17,098
Corning Inc, Cl B	159,303	4,813
Dell Technologies Inc, Cl C *	11,900	582
DXC Technology Co	55,474	2,950
EPAM Systems Inc *	20,868	2,421
First Data Corp, Cl A *	363,123	6,140

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fiserv Inc, Cl A *	31,219	$2,294
Hewlett Packard Enterprise Co	376,685	4,976
HP Inc	416,521	8,522
Intel Corp	345,841	16,230
International Business Machines Corp	54,647	6,212
Intuit Inc	116,783	22,989
IPG Photonics Corp *	26,151	2,963
Juniper Networks Inc	159,554	4,294
Lam Research Corp	32,134	4,376
Mastercard Inc, Cl A	53,509	10,094
Microchip Technology Inc (A)	345,273	24,832
Micron Technology Inc *	233,535	7,410
Microsoft Corp	290,353	29,491
Motorola Solutions Inc	87,864	10,108
NetApp Inc	70,496	4,206
NVIDIA Corp	8,752	1,168
ON Semiconductor Corp *	135,982	2,245
Oracle Corp, Cl B	344,498	15,554
PayPal Holdings Inc *	71,286	5,994
Perspecta Inc	135,804	2,339
salesforce.com *	92,744	12,703
Seagate Technology PLC	77,003	2,972
ServiceNow Inc *	15,737	2,802
Skyworks Solutions Inc	40,566	2,719
Tech Data Corp *	38,590	3,157
VeriSign Inc *	24,847	3,685
Visa Inc, Cl A	187,490	24,737
Vishay Intertechnology Inc	103,407	1,862
Western Digital Corp	52,644	1,946
Worldpay Inc, Cl A *	26,943	2,059
Xerox Corp	98,779	1,952
Xilinx Inc	58,048	4,944

		358,481

Materials – 3.8%
Air Products & Chemicals Inc	22,720	3,636
Cabot Corp	21,482	922
Celanese Corp, Cl A	37,620	3,385
Crown Holdings Inc *	92,433	3,843
Domtar Corp	22,061	775
DowDuPont Inc	220,206	11,777
Eastman Chemical Co	97,406	7,121
Ecolab Inc	76,112	11,215
Huntsman Corp	126,618	2,443
Linde PLC	71,313	11,128
LyondellBasell Industries NV, Cl A	74,714	6,213
Packaging Corp of America	20,059	1,674
Sherwin-Williams Co/The, Cl A	23,024	9,059
Vulcan Materials Co	90,638	8,955

		82,146

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Real Estate – 2.3%
American Tower Corp, Cl A ‡	115,505	$18,272
Crown Castle International Corp ‡	87,265	9,479
Hospitality Properties Trust	81,476	1,946
Host Hotels & Resorts Inc ‡	270,955	4,517
Mid-America Apartment Communities Inc ‡	48,805	4,670
Omega Healthcare Investors Inc ‡	53,225	1,871
SBA Communications Corp, Cl A *‡	16,055	2,599
Senior Housing Properties Trust ‡	175,773	2,060
VEREIT Inc ‡	491,703	3,516

		48,930

Utilities – 1.3%
Entergy Corp	59,803	5,147
Exelon Corp	83,954	3,787
FirstEnergy Corp	230,994	8,674
NextEra Energy Inc	50,488	8,776
NRG Energy Inc	48,265	1,911

		28,295

Total Common Stock (Cost $1,882,837) ($ Thousands)		2,092,655

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND – 0.0%
Altaba Inc *	21,168	$1,227

Total Exchange Traded Fund (Cost $1,244) ($ Thousands)		1,227

AFFILIATED PARTNERSHIP – 1.5%
SEI Liquidity Fund, L.P. 2.420% **†(C)	31,442,760	31,448

Total Affiliated Partnership (Cost $31,441) ($ Thousands)		31,448

CASH EQUIVALENT – 2.5%
SEI Daily Income Trust, Government Fund, Cl F 2.200%**†	54,870,363	54,870

Total Cash Equivalent (Cost $54,870) ($ Thousands)		54,870

Total Investments in Securities – 101.1% (Cost $1,970,392) ($ Thousands)		$2,180,200

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
S&P 500 Index E-MINI	169	Mar-2019	$21,328	$21,169	$(159)
S&P Mid Cap 400 Index E-MINI	11	Mar-2019	1,844	1,828	(16)

			$23,172	$22,997	$(175)

Percentages are based on Net Assets of $2,155,523 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2018. The total market value of securities on loan at December 31, 2018 was $30,715 ($ Thousands).
(B)	Security is a Master Limited Partnership. At December 31, 2018, such securities amounted to $8,104 ($ Thousands), or 0.4% of the net assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2018 was $31,448 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the levels of inputs used as of December 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,092,655	$–	$–	$2,092,655
Exchange Traded Fund	1,227	–	–	1,227
Affiliated Partnership	–	31,448	–	31,448
Cash Equivalent	54,870	–	–	54,870

Total Investments in Securities	$2,148,752	$31,448	$–	$2,180,200

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(175)	$–	$–	$(175)

Total Other Financial Instruments	$(175)	$–	$–	$(175)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Fund (Continued)

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$52,638	$49,260	$(70,451)	$ —	$ 1	$31,448	$38
SEI Daily Income Trust, Government Fund, Class F	57,680	182,774	(185,584)	—	—	54,870	308

Totals	$110,318	$232,034	$(256,035)	$ —	$ 1	$86,318	$346

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 97.7%
Communication Services – 6.0%
AT&T Inc	1,025,830	$29,277
BCE Inc	219,735	8,686
Comcast Corp, Cl A	175,566	5,978
Facebook Inc, Cl A *	41,397	5,427
John Wiley & Sons Inc, Cl A	20,621	969
Omnicom Group Inc	15,487	1,134
TEGNA Inc	138,096	1,501
Twenty-First Century Fox Inc, Cl B	77,339	3,695
United States Cellular Corp *	36,614	1,903
Verizon Communications Inc	213,000	11,975
Viacom Inc, Cl B	119,643	3,075

		73,620

Consumer Discretionary – 7.6%
Best Buy Co Inc	74,798	3,961
BorgWarner Inc	35,125	1,220
Brinker International Inc (A)	12,302	541
Brunswick Corp/DE	35,412	1,645
Carnival Corp	39,846	1,964
Columbia Sportswear Co	26,415	2,221
Dick’s Sporting Goods Inc	29,143	909
Dillard’s Inc, Cl A (A)	13,211	797
DR Horton Inc	141,664	4,910
eBay Inc	27,214	764
Foot Locker Inc, Cl A	90,185	4,798
Ford Motor Co	157,740	1,207
GameStop Corp, Cl A	17,836	225
Gap Inc/The	80,141	2,064
General Motors Co	367,789	12,303
Genuine Parts Co	109,513	10,515
Goodyear Tire & Rubber Co/The	121,251	2,475
Harley-Davidson Inc, Cl A	25,543	871
Hyatt Hotels Corp, Cl A	5,810	393
Kohl’s Corp	81,094	5,380
L Brands Inc	45,542	1,169
Lear Corp	29,153	3,582
Macy’s Inc	145,959	4,347
Michael Kors Holdings Ltd *	46,293	1,755
Michaels Cos Inc/The *	47,401	642
Mohawk Industries Inc *	20,342	2,379
Norwegian Cruise Line Holdings Ltd *	63,278	2,682
PulteGroup Inc	84,284	2,191
Ralph Lauren Corp, Cl A	27,552	2,851
Skechers U.S.A. Inc, Cl A *	64,728	1,482
Target Corp, Cl A	107,977	7,136
Tupperware Brands Corp	55,553	1,754
Whirlpool Corp	12,733	1,361
Wyndham Destinations Inc	18,506	663

		93,157

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Consumer Staples – 8.4%
Altria Group Inc	132,361	$6,537
Archer-Daniels-Midland Co	75,616	3,098
Campbell Soup Co (A)	27,790	917
Diageo PLC ADR	61,169	8,674
Ingredion Inc	37,745	3,450
JM Smucker Co/The	54,760	5,120
Kimberly-Clark Corp	88,522	10,086
Kroger Co	270,077	7,427
Lamb Weston Holdings Inc	30,092	2,214
Molson Coors Brewing Co, Cl B	75,747	4,254
Philip Morris International Inc	135,386	9,038
Pilgrim’s Pride Corp *	54,440	844
Procter & Gamble Co	29,067	2,672
Tyson Foods Inc, Cl A	101,222	5,405
Unilever NV	140,802	7,575
Walgreens Boots Alliance Inc	178,672	12,209
Walmart Inc	135,544	12,626

		102,146

Energy – 11.4%
Anadarko Petroleum Corp, Cl A	70,086	3,073
Antero Resources Corp *	15,442	145
BP PLC ADR	151,476	5,744
Canadian Natural Resources Ltd	286,604	6,916
Carrizo Oil & Gas Inc *	62,814	709
Chevron Corp	227,841	24,787
CNX Resources Corp *	20,251	231
ConocoPhillips	371,486	23,162
Devon Energy Corp	175,364	3,953
Diamondback Energy Inc, Cl A	7,146	662
EOG Resources Inc	8,737	762
Exxon Mobil Corp	316,864	21,607
Halliburton Co	48,787	1,297
Helmerich & Payne Inc	49,774	2,386
HollyFrontier Corp	87,412	4,468
Kinder Morgan Inc/DE	53,733	826
Laredo Petroleum Inc *	186,844	676
Marathon Petroleum Corp	154,600	9,123
Newfield Exploration Co *	65,730	964
Occidental Petroleum Corp	40,460	2,483
Oceaneering International Inc, Cl A *	75,880	918
PBF Energy Inc, Cl A	25,974	849
Phillips 66	21,388	1,843
Pioneer Natural Resources Co	4,098	539
Royal Dutch Shell PLC ADR, Cl A	139,866	8,150
Schlumberger Ltd, Cl A	126,608	4,568
US Silica Holdings Inc (A)	53,220	542
Valero Energy Corp	104,174	7,810

		139,193

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Financials – 20.7%
Aflac Inc	142,217	$6,479
Allstate Corp	78,965	6,525
American Express Co	19,212	1,831
Ameriprise Financial Inc	23,966	2,501
Annaly Capital Management Inc ‡	128,342	1,260
Assurant Inc	16,934	1,515
Assured Guaranty Ltd	18,625	713
Athene Holding Ltd, Cl A *	7,120	284
Banco Santander SA ADR (A)	536,092	2,402
Bank of America Corp	677,540	16,695
Bank of New York Mellon Corp/The	32,486	1,529
BB&T Corp	26,657	1,155
Berkshire Hathaway Inc, Cl B *	82,741	16,894
Blackstone Group LP/The (B)	166,341	4,959
BNP Paribas SA ADR	95,594	2,155
Capital One Financial Corp	66,427	5,021
Chubb Ltd	73,483	9,493
CIT Group Inc	27,607	1,056
Citigroup Inc	323,897	16,862
Discover Financial Services	45,825	2,703
Erie Indemnity Co, Cl A	7,137	951
Everest Re Group Ltd	20,651	4,497
Fidelity National Financial Inc	75,438	2,372
Fifth Third Bancorp	175,463	4,129
Goldman Sachs Group Inc/The	6,945	1,160
Hartford Financial Services Group Inc/The	32,534	1,446
HSBC Holdings PLC ADR	160,243	6,588
Invesco Ltd	136,599	2,287
JPMorgan Chase & Co	384,576	37,542
KeyCorp	115,584	1,708
KKR & Co Inc	324,059	6,361
Lazard Ltd, Cl A (B)	23,627	872
Lincoln National Corp	32,614	1,673
M&T Bank Corp	8,602	1,231
MetLife Inc	59,444	2,441
MFA Financial Inc ‡	41,144	275
Morgan Stanley	32,111	1,273
Navient Corp	83,719	738
OneMain Holdings Inc, Cl A *	65,212	1,584
PNC Financial Services Group Inc/The	43,753	5,115
Popular Inc	15,640	739
Prudential Financial Inc	54,813	4,470
Radian Group Inc	38,271	626
Regions Financial Corp	265,560	3,553
Reinsurance Group of America Inc, Cl A	28,599	4,010
Santander Consumer USA Holdings Inc	107,703	1,894
SLM Corp *	133,095	1,106
Starwood Property Trust Inc ‡	95,177	1,876
State Street Corp	15,313	966
SunTrust Banks Inc	234,504	11,828
T Rowe Price Group Inc	8,185	756

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TCF Financial Corp	58,920	$1,148
Travelers Cos Inc/The	107,655	12,892
Unum Group	89,383	2,626
US Bancorp	53,845	2,461
Voya Financial Inc	35,126	1,410
Wells Fargo & Co	315,494	14,538

		253,174

Health Care – 14.3%
Abbott Laboratories	22,205	1,606
AbbVie Inc	41,325	3,810
Allergan PLC	4,310	576
Amgen Inc, Cl A	23,681	4,610
Anthem Inc	15,091	3,963
Biogen Inc *	7,585	2,283
Bristol-Myers Squibb Co	162,223	8,432
Cardinal Health Inc	7,821	349
Celgene Corp, Cl A *	15,218	975
Centene Corp *	32,251	3,719
Cigna Corp	30,485	5,790
CVS Health Corp	111,385	7,298
Eli Lilly & Co	108,929	12,605
Gilead Sciences Inc	78,772	4,927
HCA Healthcare Inc	44,270	5,509
Horizon Pharma Plc *	88,843	1,736
Humana Inc	14,403	4,126
Jazz Pharmaceuticals PLC *	7,873	976
Johnson & Johnson	211,452	27,288
McKesson Corp	10,560	1,167
Merck & Co Inc	327,493	25,024
Mylan NV *	108,207	2,965
Novartis AG ADR	109,770	9,419
Pfizer Inc	743,767	32,465
Portola Pharmaceuticals Inc, Cl A *(A)	37,060	723
Zimmer Biomet Holdings Inc	19,774	2,051

		174,392

Industrials – 8.3%
3M Co	40,786	7,771
AerCap Holdings NV *	79,220	3,137
AGCO Corp	38,483	2,142
Allison Transmission Holdings Inc	24,790	1,089
American Airlines Group Inc	142,321	4,570
Boeing Co/The	16,400	5,289
Copa Holdings SA, Cl A	16,987	1,337
Cummins Inc	21,255	2,840
Delta Air Lines Inc, Cl A	219,460	10,951
Eaton Corp PLC	11,560	794
FedEx Corp	11,520	1,858
General Dynamics Corp	2,405	378
Huntington Ingalls Industries Inc, Cl A	9,609	1,829
Ingersoll-Rand PLC	27,454	2,505

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JetBlue Airways Corp *	135,954	$2,183
Johnson Controls International plc	242,079	7,178
Kansas City Southern	16,530	1,578
L3 Technologies Inc	7,973	1,385
Lockheed Martin Corp	4,158	1,089
Magna International Inc, Cl A	78,699	3,577
ManpowerGroup Inc	67,688	4,386
Masco Corp	42,300	1,237
Norfolk Southern Corp	8,383	1,254
Raytheon Co	51,181	7,849
RR Donnelley & Sons Co	49,345	195
Siemens AG ADR	131,653	7,383
Southwest Airlines Co, Cl A	70,172	3,262
Spirit AeroSystems Holdings Inc, Cl A	36,890	2,659
United Continental Holdings Inc *	73,513	6,155
United Technologies Corp	16,739	1,782
Waste Management Inc	23,373	2,080

		101,722

Information Technology – 10.8%
Akamai Technologies Inc *	22,373	1,366
Applied Materials Inc	47,118	1,543
Cisco Systems Inc	672,904	29,157
Cognizant Technology Solutions Corp, Cl A	31,064	1,972
Corning Inc, Cl B	386,238	11,668
Dell Technologies Inc, Cl C *	5,482	268
DXC Technology Co	35,513	1,888
First Data Corp, Cl A *	231,142	3,909
FLIR Systems Inc	14,271	621
Hewlett Packard Enterprise Co	163,962	2,166
HP Inc	338,564	6,927
Intel Corp	565,998	26,562
International Business Machines Corp	32,274	3,669
IPG Photonics Corp *	15,960	1,808
Jabil Inc	79,462	1,970
Juniper Networks Inc	104,785	2,820
Lam Research Corp	11,624	1,583
Micron Technology Inc *	225,697	7,161
Microsoft Corp	135,407	13,753
ON Semiconductor Corp *	45,784	756
Oracle Corp, Cl B	54,412	2,457
Perspecta Inc	28,815	496
Seagate Technology PLC	29,578	1,141
Skyworks Solutions Inc	24,390	1,635
Tech Data Corp *	14,228	1,164
Vishay Intertechnology Inc	41,121	741
Western Digital Corp	69,024	2,552
Xerox Corp	31,084	614

		132,367

Materials – 3.8%
Cabot Corp	24,552	1,054

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Celanese Corp, Cl A	12,537	$1,128
Crown Holdings Inc *	68,051	2,829
Domtar Corp	25,252	887
DowDuPont Inc	258,229	13,810
Eastman Chemical Co	67,278	4,919
Freeport-McMoRan Inc, Cl B	39,924	412
Huntsman Corp	123,041	2,373
International Paper Co	43,552	1,758
LyondellBasell Industries NV, Cl A	64,376	5,353
Nucor Corp	16,644	862
Owens-Illinois Inc	59,035	1,018
Packaging Corp of America	11,025	920
Reliance Steel & Aluminum Co	44,777	3,187
Steel Dynamics Inc	130,842	3,930
Westlake Chemical Corp	12,271	812
Westrock Co	27,193	1,027

		46,279

Real Estate – 2.8%
HCP Inc ‡	284,637	7,950
Hospitality Properties Trust ‡	84,305	2,013
Host Hotels & Resorts Inc ‡	167,334	2,790
Howard Hughes Corp/The *	7,500	732
Omega Healthcare Investors Inc ‡	33,721	1,185
Realogy Holdings Corp	42,499	624
Retail Properties of America Inc, Cl A ‡	111,265	1,207
Senior Housing Properties Trust ‡	140,808	1,650
VEREIT Inc ‡	278,716	1,993
Welltower Inc ‡	209,664	14,553

		34,697

Utilities – 3.6%
AES Corp/VA	75,693	1,095
CenterPoint Energy Inc	97,420	2,750
Consolidated Edison Inc	67,882	5,190
DTE Energy Co	18,650	2,057
Edison International	36,971	2,099
Entergy Corp	39,729	3,420
Exelon Corp	143,438	6,469
FirstEnergy Corp	80,582	3,026
MDU Resources Group Inc	26,738	637
NextEra Energy Inc	91,339	15,877
PG&E Corp *	44,607	1,059

		43,679

Total Common Stock (Cost $1,093,119) ($ Thousands)		1,194,426

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP – 0.3%
SEI Liquidity Fund, L.P. 2.420% **†(C)	3,743,125	$3,744

Total Affiliated Partnership (Cost $3,743) ($ Thousands)		3,744

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 1.9%
SEI Daily Income Trust, Government Fund, Cl F 2.200% **†	22,805,142	$22,805

Total Cash Equivalent (Cost $22,805) ($ Thousands)		22,805

Total Investments in Securities – 99.9% (Cost $1,119,667) ($ Thousands)		$1,220,975

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	40	Mar-2019	$5,019	$5,010	$(9)
S&P Mid Cap 400 Index E-MINI	24	Mar-2019	3,984	3,989	5

			$9,003	$8,999	$(4)

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Value Fund (Continued)

Percentages are based on Net Assets of $1,222,693 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2018. The total market value of securities on loan at December 31, 2018 was $3,741 ($ Thousands).
(B)	Security is a Master Limited Partnership. At December 31, 2018, such securities amounted to $5,831 ($ Thousands), or 0.5% of the net assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2018 was $3,744 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

LP – Limited Partnership

PLC – Public Limited Company

S&P– Standard & Poor’s

Ser – Series

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,194,426	$–	$–	$1,194,426
Affiliated Partnership	–	3,744	–	3,744
Cash Equivalent	22,805	–	–	22,805

Total Investments in Securities	$1,217,231	$3,744	$–	$1,220,975

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$5	$–	$–	$5
Unrealized Depreciation	$(9)	$–	$–	$(9)

Total Other Financial Instruments	$(4)	$–	$–	$(4)

*Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended December 31, 2018, there were no Level 3 investments. Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$10,516	$36,906	$(43,678)	$ –	$ –	$3,744	$19
SEI Daily Income Trust, Government Fund, Class F	42,653	50,797	(70,645)	–	–	22,805	200

Totals	$53,169	$87,703	$(114,323)	$ –	$ –	$26,549	$219

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 97.9%
Communication Services – 10.6%
Activision Blizzard Inc	101,740	$4,738
Alphabet Inc, Cl A *	39,270	41,036
Alphabet Inc, Cl C *	10,824	11,209
CenturyLink Inc	37,987	576
Electronic Arts Inc *	86,519	6,827
Facebook Inc, Cl A *	123,764	16,224
IAC/InterActiveCorp *	43,552	7,972
Match Group Inc (A)	20,524	878
Netflix Inc *	51,308	13,733
Sirius XM Holdings Inc (A)	45,549	260
Tencent Holdings Ltd ADR	297,072	11,725
T-Mobile US Inc *	123,862	7,879
Tribune Media Co, Cl A	29,774	1,351
TripAdvisor Inc *	13,370	721
Twitter Inc *	92,508	2,659
United States Cellular Corp *	5,290	275
Walt Disney Co/The	82,659	9,064

		137,127

Consumer Discretionary – 13.1%
Amazon.com Inc, Cl A *	43,920	65,967
AutoZone Inc *	22,155	18,573
Booking Holdings Inc *	5,066	8,726
Burlington Stores Inc *	5,323	866
Darden Restaurants Inc	8,272	826
Dollar General Corp	2,877	311
Domino’s Pizza Inc	21,481	5,327
DR Horton Inc	48,267	1,673
Gentex Corp	60,000	1,213
Home Depot Inc/The	21,852	3,755
Lowe’s Cos Inc	116,711	10,779
Lululemon Athletica Inc *	63,993	7,782
MercadoLibre Inc *	22,668	6,638
NIKE Inc, Cl B	221,855	16,448
Ross Stores Inc	4,377	364
Tiffany & Co	69,425	5,589
TJX Cos Inc/The	339,896	15,207
Tractor Supply Co	3,397	284
Urban Outfitters Inc *	7,350	244

		170,572

Consumer Staples – 4.6%
Clorox Co/The	18,855	2,906
Colgate-Palmolive Co	184,478	10,980
Constellation Brands Inc, Cl A	65,193	10,485
Estee Lauder Cos Inc/The, Cl A	20,602	2,680
Herbalife Nutrition Ltd *	140,067	8,257
Hershey Co	7,538	808
Monster Beverage Corp *	16,182	797
PepsiCo Inc	155,551	17,185
Procter & Gamble Co	8,693	799

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sysco Corp, Cl A	80,643	$5,053

		59,950

Energy – 0.7%
Chesapeake Energy Corp *(A)	–	–
HollyFrontier Corp	161,648	8,263
Newfield Exploration Co *	10,224	150

		8,413

Financials – 8.5%
Aflac Inc	107,953	4,918
Athene Holding Ltd, Cl A *	21,013	837
Berkshire Hathaway Inc, Cl B *	25,616	5,230
CME Group Inc	101,405	19,076
FactSet Research Systems Inc	35,059	7,017
First Republic Bank/CA	25,900	2,251
LPL Financial Holdings Inc	21,813	1,332
Moody’s Corp	136,952	19,179
MSCI Inc, Cl A	83,398	12,296
New Residential Investment Corp ‡	428,593	6,090
Progressive Corp	164,147	9,903
S&P Global Inc	54,996	9,346
SVB Financial Group, Cl B *	4,433	842
US Bancorp	273,464	12,497

		110,814

Health Care – 16.8%
AbbVie Inc	9,132	842
ABIOMED Inc *	2,471	803
Align Technology Inc *	17,572	3,680
Becton Dickinson and Co	111,643	25,155
Biogen Inc *	16,590	4,992
BioMarin Pharmaceutical Inc *	35,654	3,036
Boston Scientific Corp *	231,222	8,171
Centene Corp *	39,010	4,498
Cigna Corp	1,422	270
Exelixis Inc *	22,579	444
HCA Healthcare Inc	40,097	4,990
Humana Inc	37,831	10,838
Illumina Inc *	23,661	7,097
Intuitive Surgical Inc *	10,821	5,182
Johnson & Johnson	141,990	18,324
Merck & Co Inc	62,529	4,778
Mettler-Toledo International Inc *	21,999	12,442
Novartis AG ADR	42,138	3,616
Pfizer Inc	89,409	3,903
Regeneron Pharmaceuticals Inc *	28,408	10,610
UnitedHealth Group Inc	220,497	54,930
Varian Medical Systems Inc *	77,334	8,763
Veeva Systems Inc, Cl A *	8,884	794
Vertex Pharmaceuticals Inc *	59,244	9,817
WellCare Health Plans Inc *	8,083	1,908

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zoetis Inc, Cl A	95,259	$8,149

		218,032

Industrials – 10.8%
3M Co	70,234	13,382
Allison Transmission Holdings Inc	25,514	1,120
Arcosa Inc	1	–
Boeing Co/The	59,161	19,079
Cintas Corp	1,661	279
Copart Inc *	29,826	1,425
CoStar Group Inc *	26,467	8,928
CSX Corp	114,932	7,141
Delta Air Lines Inc, Cl A	123,994	6,187
Expeditors International of Washington Inc	20,943	1,426
Graco Inc	300,933	12,594
HD Supply Holdings Inc *	37,638	1,412
Middleby Corp/The *	87,227	8,961
Old Dominion Freight Line Inc, Cl A	10,929	1,350
Robert Half International Inc	164,573	9,414
Roper Technologies Inc	17,009	4,533
Southwest Airlines Co, Cl A	43,434	2,019
Spirit AeroSystems Holdings Inc, Cl A	99,250	7,155
TransUnion	14,523	825
Union Pacific Corp	120,183	16,613
United Technologies Corp	106,872	11,380
WW Grainger Inc	9,618	2,716
Xylem Inc/NY	33,566	2,240

		140,179

Information Technology – 27.9%
Adobe Inc *	84,945	19,218
Advanced Micro Devices Inc *	44,052	813
Analog Devices Inc	144,790	12,427
Apple Inc	256,321	40,432
Arista Networks Inc *	7,471	1,574
ASML Holding NV, Cl G	56,186	8,744
Aspen Technology Inc *	8,375	688
Autodesk Inc, Cl A *	58,340	7,503
Booz Allen Hamilton Holding Corp, Cl A	22,451	1,012
Broadcom Inc	3,190	811
Broadridge Financial Solutions Inc	10,000	962
Cadence Design Systems Inc *	22,196	965
CDW Corp/DE	22,267	1,805
Citrix Systems Inc	11,748	1,204
F5 Networks Inc, Cl A *	12,628	2,046
Fortinet Inc *	43,100	3,036
GoDaddy Inc, Cl A *	20,640	1,354
HP Inc	412,696	8,444
Intel Corp	17,257	810
Intuit Inc	57,857	11,389
Jack Henry & Associates Inc	5,165	653
Keysight Technologies Inc *	11,318	703

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mastercard Inc, Cl A	246,106	$46,428
Microsoft Corp	671,806	68,235
NetApp Inc	80,307	4,792
NVIDIA Corp	44,394	5,927
Oracle Corp, Cl B	274,986	12,416
Paychex Inc	4,190	273
Paycom Software Inc *	37,490	4,591
PayPal Holdings Inc *	109,444	9,203
Sabre Corp	263,425	5,700
salesforce.com *	83,887	11,490
ServiceNow Inc *	31,698	5,644
Total System Services Inc	3,086	251
Ubiquiti Networks Inc (A)	75,152	7,471
VeriSign Inc *	4,789	710
Visa Inc, Cl A	293,940	38,782
VMware Inc, Cl A (A)	59,886	8,212
Xilinx Inc	13,593	1,158
Zebra Technologies Corp, Cl A *	31,801	5,064

		362,940

Materials – 3.3%
Ecolab Inc	29,501	4,347
Huntsman Corp	188,650	3,639
Linde PLC	74,863	11,682
LyondellBasell Industries NV, Cl A	26,062	2,167
Sherwin-Williams Co/The, Cl A	51,845	20,399

		42,234

Real Estate – 1.3%
EPR Properties, Cl A ‡	142,436	9,120
Equity Commonwealth ‡	26,801	804
Medical Properties Trust Inc ‡	61,830	994
SBA Communications Corp, Cl A *‡	40,427	6,545

		17,463

Utilities – 0.3%
CenterPoint Energy Inc	98,470	2,780
Exelon Corp	32,844	1,481

		4,261

Total Common Stock (Cost $972,735) ($ Thousands)		1,271,985

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP – 1.5%
SEI Liquidity Fund, L.P. 2.420% **†(B)	19,750,696	$19,749

Total Affiliated Partnership (Cost $19,750) ($ Thousands)		19,749

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 2.4%
SEI Daily Income Trust, Government Fund, Cl F 2.200%**†	31,612,241	$31,612

Total Cash Equivalent (Cost $31,612) ($ Thousands)		31,612

Total Investments in Securities — 101.8% (Cost $1,024,097) ($ Thousands)		$1,323,346

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	41	Mar-2019	$5,107	$5,136	$29

			$5,107	$5,136	$29

Percentages are based on Net Assets of $1,299,902 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2018 . The total market value of securities on loan at December 31, 2018 was $17,115 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2018 was $19,749 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

L.P. – Limited Partnership

Ltd – Limited

PLC – Public Limited Company

S&P – Standard & Poor’s

The following is a list of the levels of inputs used as of December 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,271,985	$–	$–	$1,271,985
Affiliated Partnership	–	19,749	–	19,749
Cash Equivalent	31,612	–	–	31,612

Total Investments in Securities	$1,303,597	$19,749	$–	$1,323,346

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$29	$–	$–	$29

Total Other Financial Instruments	$29	$–	$–	$29

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$ 18,951	$ 42,741	$ (41,943)	$ –	$ –	$ 19,749	$ 173
SEI Daily Income Trust, Government Fund, Class F	46,852	94,087	(109,327)	–	–	31,612	237

Totals	$ 65,803	$136,828	$ (151,270)	$ –	$ –	$ 51,361	$ 410

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 97.6%
Communication Services – 9.4%
Activision Blizzard Inc	7,508	$350
Alphabet Inc, Cl A *	2,924	3,056
Alphabet Inc, Cl C *	2,989	3,095
AMC Networks Inc, Cl A *	400	22
AT&T Inc	71,340	2,036
Cable One Inc	37	30
CBS Corp, Cl B	3,115	136
CenturyLink Inc	9,112	138
Charter Communications Inc, Cl A *	1,754	500
Cinemark Holdings Inc	900	32
Comcast Corp, Cl A	44,836	1,527
Discovery Inc, Cl A *	1,600	40
Discovery Inc, Cl C *	3,417	79
DISH Network Corp, Cl A *	2,200	55
Electronic Arts Inc *	2,869	226
Facebook Inc, Cl A *	23,314	3,056
GCI Liberty Inc *	900	37
IAC/InterActiveCorp *	720	132
Interpublic Group of Cos Inc/The	3,700	76
John Wiley & Sons Inc, Cl A	400	19
Liberty Broadband Corp, Cl A *	200	14
Liberty Broadband Corp, Cl C *	987	71
Liberty Media Corp-Liberty Formula One, Cl A *	100	3
Liberty Media Corp-Liberty Formula One, Cl C *	2,000	61
Liberty Media Corp-Liberty SiriusXM *	2,400	89
Lions Gate Entertainment Corp, Cl A	300	5
Lions Gate Entertainment Corp, Cl B	900	13
Live Nation Entertainment Inc *	1,390	68
Madison Square Garden Co *	169	45
Match Group Inc	500	21
Netflix Inc *	4,081	1,092
News Corp, Cl A	3,900	44
News Corp, Cl B	1,200	14
Omnicom Group Inc	2,126	156
Sirius XM Holdings Inc (A)	12,500	71
Sprint Corp *	5,600	33
Take-Two Interactive Software Inc, Cl A *	1,100	113
Telephone & Data Systems Inc	900	29
T-Mobile US Inc *	3,110	198
Tribune Media Co, Cl A	900	41
TripAdvisor Inc *	1,000	54
Twenty-First Century Fox Inc, Cl A	10,195	491
Twenty-First Century Fox Inc, Cl B	4,800	229
Twitter Inc *	7,080	204
United States Cellular Corp *	45	2
Verizon Communications Inc	40,587	2,282
Viacom Inc, Cl A	32	1
Viacom Inc, Cl B	3,400	87
Walt Disney Co/The	14,645	1,606

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zayo Group Holdings Inc *	2,390	$55
Zillow Group Inc, Cl A *	500	16
Zillow Group Inc, Cl C *	1,100	35
Zynga Inc, Cl A *	6,800	27

		21,912

Consumer Discretionary – 9.9%
Adient PLC	740	11
Advance Auto Parts Inc	675	106
Amazon.com Inc, Cl A *	3,978	5,975
Aramark	2,400	70
AutoNation Inc *	500	18
AutoZone Inc *	257	215
Best Buy Co Inc	2,300	122
Booking Holdings Inc *	469	808
BorgWarner Inc	2,100	73
Bright Horizons Family Solutions Inc *	600	67
Brunswick Corp/DE	900	42
Burlington Stores Inc *	653	106
Caesars Entertainment Corp *	5,207	35
CarMax Inc *	1,700	107
Carnival Corp	3,827	189
Carter’s Inc	400	33
Chipotle Mexican Grill Inc, Cl A *	238	103
Choice Hotels International	300	21
Columbia Sportswear Co	300	25
Darden Restaurants Inc	1,183	118
Delphi Automotive PLC *	2,514	155
Dick’s Sporting Goods Inc	700	22
Dollar General Corp	2,559	277
Dollar Tree Inc *	2,330	210
Domino’s Pizza Inc	412	102
DR Horton Inc	3,300	114
Dunkin’ Brands Group Inc	814	52
eBay Inc	8,806	247
Expedia Group Inc	1,143	129
Extended Stay America Inc	1,600	25
Floor & Decor Holdings Inc, Cl A *	500	13
Foot Locker Inc, Cl A	1,200	64
Ford Motor Co	37,485	287
Frontdoor Inc *	600	16
Gap Inc/The	1,900	49
Garmin Ltd	1,100	70
Garrett Motion Inc *	617	8
General Motors Co	12,781	428
Gentex Corp	2,435	49
Genuine Parts Co	1,376	132
Goodyear Tire & Rubber Co/The	2,400	49
Graham Holdings Co, Cl B	54	35
Grand Canyon Education Inc *	500	48
GrubHub Inc *	900	69
H&R Block Inc	1,800	46

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hanesbrands Inc	3,200	$40
Harley-Davidson Inc, Cl A	1,500	51
Hasbro Inc	1,100	89
Hilton Grand Vacations Inc *	1,018	27
Hilton Worldwide Holdings Inc	2,749	197
Home Depot Inc/The	11,317	1,944
Hyatt Hotels Corp, Cl A	400	27
International Game Technology	1,100	16
Kohl’s Corp	1,625	108
L Brands Inc	2,100	54
Las Vegas Sands Corp	3,544	184
Lear Corp	650	80
Leggett & Platt Inc	1,300	47
Lennar Corp, Cl A	2,728	107
Lennar Corp, Cl B	50	2
LKQ Corp *	3,189	76
Lowe’s Cos Inc	7,947	734
Lululemon Athletica Inc *	949	115
Macy’s Inc	3,000	89
Marriott International Inc/MD, Cl A	2,790	303
Mattel Inc *	3,500	35
McDonald’s Corp	7,636	1,356
MGM Resorts International	4,853	118
Michael Kors Holdings Ltd *	1,300	49
Michaels Cos Inc/The *	1,100	15
Mohawk Industries Inc *	659	77
Newell Brands Inc, Cl B	3,970	74
NIKE Inc, Cl B	12,367	917
Nordstrom Inc	1,100	51
Norwegian Cruise Line Holdings Ltd *	2,200	93
NVR Inc *	37	90
O’Reilly Automotive Inc *	793	273
Penske Automotive Group Inc, Cl A	400	16
Polaris Industries Inc	556	43
Pool Corp	367	55
PulteGroup Inc	2,300	60
PVH Corp	749	70
Qurate Retail Inc *	3,865	75
Ralph Lauren Corp, Cl A	536	55
Ross Stores Inc	3,562	296
Royal Caribbean Cruises Ltd	1,649	161
Service Corp International/US	1,600	64
ServiceMaster Global Holdings Inc *	1,200	44
Six Flags Entertainment Corp	700	39
Skechers U.S.A. Inc, Cl A *	1,400	32
Starbucks Corp	11,923	768
Tapestry Inc	2,808	95
Target Corp, Cl A	5,196	343
Tempur Sealy International Inc *	400	17
Tesla Inc *	1,329	442
Thor Industries Inc	400	21
Tiffany & Co	1,182	95

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TJX Cos Inc/The	12,263	$549
Toll Brothers Inc	1,400	46
Tractor Supply Co	1,200	100
Ulta Beauty Inc *	538	132
Under Armour Inc, Cl A *	2,000	35
Under Armour Inc, Cl C *	1,700	28
Urban Outfitters Inc *	700	23
Vail Resorts Inc	369	78
VF Corp	3,144	224
Visteon Corp *	300	18
Wayfair Inc, Cl A *	575	52
Wendy’s Co/The	1,600	25
Whirlpool Corp	638	68
Williams-Sonoma Inc	700	35
Wyndham Destinations Inc	863	31
Wyndham Hotels & Resorts Inc	963	44
Wynn Resorts Ltd	1,015	100
Yum China Holdings Inc	3,585	120
Yum! Brands Inc	3,135	288

		23,165

Consumer Staples – 6.8%
Altria Group Inc	18,662	922
Archer-Daniels-Midland Co	5,459	224
Brown-Forman Corp, Cl A	500	24
Brown-Forman Corp, Cl B	2,722	129
Bunge Ltd	1,400	75
Campbell Soup Co	1,600	53
Casey’s General Stores Inc	333	43
Church & Dwight Co Inc	2,310	152
Clorox Co/The	1,271	196
Coca-Cola Co	37,559	1,778
Colgate-Palmolive Co	8,310	495
Conagra Brands Inc	4,549	97
Constellation Brands Inc, Cl A	1,572	253
Costco Wholesale Corp	4,270	870
Coty Inc, Cl A	4,200	27
Energizer Holdings Inc	500	22
Estee Lauder Cos Inc/The, Cl A	2,138	278
Flowers Foods Inc	1,500	28
General Mills Inc	5,782	225
Hain Celestial Group Inc/The *	1,000	16
Herbalife Nutrition Ltd *	974	57
Hershey Co	1,340	144
Hormel Foods Corp	2,637	112
Ingredion Inc	710	65
JM Smucker Co/The	1,054	98
Kellogg Co	2,385	136
Keurig Dr Pepper Inc	1,746	45
Kimberly-Clark Corp	3,470	395
Kraft Heinz Co/The	5,849	252
Kroger Co	7,888	217

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lamb Weston Holdings Inc	1,400	$103
McCormick & Co Inc/MD	1,241	173
Molson Coors Brewing Co, Cl B	1,695	95
Mondelez International Inc, Cl A	13,912	557
Monster Beverage Corp *	3,977	196
Nu Skin Enterprises Inc, Cl A	500	31
PepsiCo Inc	13,915	1,537
Philip Morris International Inc	15,298	1,021
Pilgrim’s Pride Corp *	300	5
Post Holdings Inc *	640	57
Procter & Gamble Co	24,442	2,247
Seaboard Corp	3	11
Spectrum Brands Holdings Inc	347	15
Sprouts Farmers Market Inc *	1,200	28
Sysco Corp, Cl A	4,663	292
TreeHouse Foods Inc *	500	25
Tyson Foods Inc, Cl A	2,776	148
US Foods Holding Corp *	2,200	70
Walgreens Boots Alliance Inc	7,867	537
Walmart Inc	13,989	1,303

		15,879

Energy – 4.9%
Anadarko Petroleum Corp, Cl A	4,835	212
Antero Resources Corp *	1,900	18
Apache Corp	3,600	94
Apergy Corp *	732	20
Baker Hughes a GE Co, Cl A	4,902	105
Cabot Oil & Gas Corp	4,300	96
Centennial Resource Development Inc/DE, Cl A *	1,500	17
Cheniere Energy Inc *	2,200	130
Chesapeake Energy Corp *	7,500	16
Chevron Corp	18,693	2,034
Cimarex Energy Co	844	52
CNX Resources Corp *	1,800	21
Concho Resources Inc *	1,930	198
ConocoPhillips	11,222	700
Continental Resources Inc/OK, Cl A *	900	36
Devon Energy Corp	5,000	113
Diamondback Energy Inc, Cl A	1,538	143
EOG Resources Inc	5,727	499
EQT Corp	2,800	53
Equitrans Midstream Corp *	2,160	43
Extraction Oil & Gas Inc *	700	3
Exxon Mobil Corp	41,544	2,833
Halliburton Co	8,504	226
Helmerich & Payne Inc	1,100	53
Hess Corp	2,500	101
HollyFrontier Corp	1,600	82
Kinder Morgan Inc/DE	18,265	281
Kosmos Energy Ltd *	2,400	10

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marathon Oil Corp	8,192	$117
Marathon Petroleum Corp	6,670	394
Murphy Oil Corp	1,700	40
Nabors Industries Ltd	3,400	7
National Oilwell Varco Inc, Cl A	3,700	95
Newfield Exploration Co *	1,900	28
Noble Energy Inc	4,743	89
Occidental Petroleum Corp	7,307	448
ONEOK Inc	3,961	214
Parsley Energy Inc, Cl A *	2,300	37
Patterson-UTI Energy Inc	1,900	20
PBF Energy Inc, Cl A	1,100	36
Phillips 66	4,075	351
Pioneer Natural Resources Co	1,694	223
QEP Resources Inc *	2,400	13
Range Resources Corp	1,800	17
RPC Inc	400	4
Schlumberger Ltd, Cl A	13,531	488
SM Energy Co	1,000	15
Targa Resources Corp	2,200	79
Transocean Ltd *	5,400	37
Valero Energy Corp	4,122	309
Weatherford International *	8,600	5
Whiting Petroleum Corp *	700	16
Williams Cos Inc/The	11,899	262
WPX Energy Inc *	3,600	41

		11,574

Financials – 13.2%
Affiliated Managers Group Inc	533	52
Aflac Inc	7,549	344
AGNC Investment Corp ‡	5,128	90
Alleghany	142	89
Allstate Corp	3,323	275
Ally Financial Inc	4,200	95
American Express Co	7,001	667
American Financial Group Inc	643	58
American International Group Inc	8,603	339
American National Insurance Co	124	16
Ameriprise Financial Inc	1,332	139
Annaly Capital Management Inc ‡	12,274	121
Aon PLC	2,386	347
Arch Capital Group Ltd *	3,789	101
Arthur J Gallagher & Co	1,766	130
Aspen Insurance Holdings Ltd	600	25
Associated Banc-Corp	1,800	36
Assurant Inc	500	45
Assured Guaranty Ltd	1,000	38
Athene Holding Ltd, Cl A *	1,600	64
AXA Equitable Holdings Inc	2,000	33
Axis Capital Holdings Ltd	700	36
Bank of America Corp	89,762	2,212

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank of Hawaii Corp	348	$23
Bank of New York Mellon Corp/The	9,085	428
Bank OZK	1,100	25
BankUnited Inc	900	27
BB&T Corp	7,462	323
Berkshire Hathaway Inc, Cl B *	18,982	3,876
BGC Partners Inc, Cl A	2,300	12
BlackRock Inc	1,208	475
BOK Financial Corp	300	22
Brighthouse Financial Inc *	1,000	30
Brown & Brown Inc	2,100	58
Capital One Financial Corp	4,641	351
CBOE Global Markets Inc	1,100	108
Charles Schwab Corp/The	11,742	488
Chimera Investment Corp ‡	1,600	29
Chubb Ltd	4,494	581
Cincinnati Financial Corp	1,500	116
CIT Group Inc	1,146	44
Citigroup Inc	24,029	1,251
Citizens Financial Group Inc	4,547	135
CME Group Inc	3,472	653
CNA Financial Corp	200	9
Comerica Inc	1,653	114
Commerce Bancshares Inc/MO	1,040	59
Credit Acceptance Corp, Cl A *	128	49
Cullen/Frost Bankers Inc	540	47
Discover Financial Services	3,227	190
E*TRADE Financial Corp	2,513	110
East West Bancorp Inc	1,400	61
Eaton Vance Corp	1,100	39
Erie Indemnity Co, Cl A	200	27
Evercore Inc, Cl A	400	29
Everest Re Group Ltd	445	97
FactSet Research Systems Inc	372	74
Fidelity National Financial Inc	2,610	82
Fifth Third Bancorp	6,300	148
First American Financial Corp	1,000	45
First Citizens BancShares Inc/NC, Cl A	68	26
First Hawaiian Inc	1,000	23
First Horizon National Corp	2,900	38
First Republic Bank/CA	1,680	146
FNB Corp/PA	3,400	33
Franklin Resources Inc	2,800	83
Goldman Sachs Group Inc/The	3,474	580
Hanover Insurance Group Inc/The, Cl A	389	45
Hartford Financial Services Group Inc/The	3,400	151
Huntington Bancshares Inc/OH	10,492	125
Interactive Brokers Group Inc, Cl A	621	34
Intercontinental Exchange Inc	5,512	415
Invesco Ltd	4,000	67
Jefferies Financial Group Inc	2,600	45
JPMorgan Chase & Co	32,443	3,167

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KeyCorp	9,988	$148
Lazard Ltd, Cl A (B)	1,200	44
Legg Mason Inc	800	20
Lincoln National Corp	2,077	107
Loews Corp	2,689	122
LPL Financial Holdings Inc	900	55
M&T Bank Corp	1,428	204
Markel Corp *	130	135
MarketAxess Holdings Inc	368	78
Marsh & McLennan Cos Inc	4,921	392
Mercury General Corp	200	10
MetLife Inc	8,430	346
MFA Financial Inc ‡	4,600	31
Moody’s Corp	1,672	234
Morgan Stanley	11,915	472
Morningstar Inc, Cl A	200	22
MSCI Inc, Cl A	817	120
Nasdaq Inc, Cl A	1,100	90
Navient Corp	2,300	20
New Residential Investment Corp ‡	3,640	52
New York Community Bancorp Inc	5,000	47
Northern Trust Corp	1,962	164
Old Republic International Corp	2,500	51
OneMain Holdings Inc, Cl A *	581	14
PacWest Bancorp	1,300	43
People’s United Financial Inc	3,700	53
Pinnacle Financial Partners Inc	800	37
PNC Financial Services Group Inc/The	4,498	526
Popular Inc	1,000	47
Principal Financial Group Inc, Cl A	2,800	124
Progressive Corp	5,609	338
Prosperity Bancshares	600	37
Prudential Financial Inc	4,018	328
Raymond James Financial Inc	1,270	95
Regions Financial Corp	10,512	141
Reinsurance Group of America Inc, Cl A	668	94
RenaissanceRe Holdings Ltd	375	50
S&P Global Inc	2,438	414
Santander Consumer USA Holdings Inc	1,200	21
SEI Investments Co †	1,200	55
Signature Bank/New York NY, Cl B	478	49
SLM Corp *	3,800	32
Starwood Property Trust Inc ‡	2,700	53
State Street Corp	3,633	229
Sterling Bancorp/DE	2,300	38
SunTrust Banks Inc	4,360	220
SVB Financial Group, Cl B *	554	105
Synchrony Financial	7,056	166
Synovus Financial Corp	1,200	38
T Rowe Price Group Inc	2,271	210
TCF Financial Corp	1,700	33
TD Ameritrade Holding Corp	2,711	133

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Texas Capital Bancshares Inc *	400	$20
TFS Financial Corp	200	3
Torchmark Corp, Cl A	1,000	75
Travelers Cos Inc/The	2,624	314
Two Harbors Investment Corp ‡	2,300	30
Umpqua Holdings Corp	1,900	30
Unum Group	2,100	62
US Bancorp	14,699	672
Virtu Financial Inc, Cl A	200	5
Voya Financial Inc	1,600	64
Webster Financial Corp	795	39
Wells Fargo & Co	41,653	1,919
Western Alliance Bancorp *	1,000	40
White Mountains Insurance Group Ltd	28	24
Willis Towers Watson PLC	1,248	190
Wintrust Financial Corp	500	33
WR Berkley Corp	1,000	74
Zions Bancorp NA	1,900	77

		30,923

Health Care – 14.7%
Abbott Laboratories	16,836	1,218
AbbVie Inc	14,896	1,373
ABIOMED Inc *	443	144
Acadia Healthcare Co Inc, Cl A *	700	18
Agilent Technologies Inc	3,079	208
Agios Pharmaceuticals Inc *	400	18
Alexion Pharmaceuticals Inc *	2,117	206
Align Technology Inc *	756	158
Alkermes PLC *	1,400	41
Allergan PLC	3,345	447
Alnylam Pharmaceuticals Inc *	874	64
AmerisourceBergen Corp, Cl A	1,488	111
Amgen Inc, Cl A	6,208	1,208
Anthem Inc	2,546	669
athenahealth Inc *	412	54
Baxter International Inc	4,992	329
Becton Dickinson and Co	2,631	593
Biogen Inc *	1,963	591
BioMarin Pharmaceutical Inc *	1,737	148
Bio-Rad Laboratories Inc, Cl A *	200	46
Bio-Techne Corp	383	55
Bluebird Bio Inc *	500	50
Boston Scientific Corp *	13,396	473
Bristol-Myers Squibb Co	16,098	837
Bruker Corp	1,000	30
Cantel Medical Corp	300	22
Cardinal Health Inc	2,900	129
Catalent Inc *	1,323	41
Celgene Corp, Cl A *	6,918	443
Centene Corp *	1,962	226
Cerner Corp *	3,000	157

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Charles River Laboratories International Inc *	500	$57
Chemed Corp	180	51
Cigna Corp	3,641	691
Cooper Cos Inc/The, Cl A	529	135
CVS Health Corp	12,569	824
Danaher Corp, Cl A	6,024	621
DaVita Inc *	1,300	67
DENTSPLY SIRONA Inc	2,100	78
DexCom Inc *	900	108
Edwards Lifesciences Corp, Cl A *	2,115	324
Elanco Animal Health Inc *	700	22
Eli Lilly & Co	9,256	1,071
Encompass Health Corp	1,000	62
Exact Sciences Corp *	1,200	76
Exelixis Inc *	2,600	51
Gilead Sciences Inc	12,767	799
HCA Healthcare Inc	2,625	327
Henry Schein Inc *	1,447	114
Hill-Rom Holdings Inc	650	58
Hologic Inc *	2,600	107
Humana Inc	1,342	384
ICU Medical Inc *	130	30
IDEXX Laboratories Inc *	844	157
Illumina Inc *	1,464	439
Incyte Corp *	1,684	107
Insulet Corp *	500	40
Integra LifeSciences Holdings Corp *	600	27
Intuitive Surgical Inc *	1,092	523
Ionis Pharmaceuticals Inc *	1,200	65
IQVIA Holdings Inc *	1,640	190
Jazz Pharmaceuticals PLC *	543	67
Johnson & Johnson	26,310	3,395
Laboratory Corp of America Holdings *	940	119
Masimo Corp *	400	43
McKesson Corp	1,917	212
MEDNAX Inc *	1,000	33
Medtronic PLC	13,309	1,211
Merck & Co Inc	25,545	1,952
Mettler-Toledo International Inc *	245	139
Molina Healthcare Inc *	600	70
Mylan NV *	4,900	134
Nektar Therapeutics, Cl A *	1,600	53
Neurocrine Biosciences Inc *	800	57
Penumbra Inc *	300	37
PerkinElmer Inc	1,100	86
Perrigo Co PLC	1,283	50
Pfizer Inc	56,913	2,484
PRA Health Sciences Inc *	600	55
Premier Inc, Cl A *	500	19
QIAGEN NV *	2,200	76
Quest Diagnostics Inc	1,300	108

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Regeneron Pharmaceuticals Inc *	799	$298
ResMed Inc	1,353	154
Sage Therapeutics Inc *	400	38
Sarepta Therapeutics Inc *	600	65
Seattle Genetics Inc *	1,061	60
STERIS PLC	800	85
Stryker Corp	3,307	518
Teleflex Inc	509	132
TESARO Inc *	400	30
Thermo Fisher Scientific Inc	3,899	873
United Therapeutics Corp *	432	47
UnitedHealth Group Inc	9,374	2,335
Universal Health Services Inc, Cl B	842	98
Varian Medical Systems Inc *	936	106
Veeva Systems Inc, Cl A *	1,173	105
Vertex Pharmaceuticals Inc *	2,476	410
Waters Corp *	719	136
WellCare Health Plans Inc *	531	125
West Pharmaceutical Services Inc	744	73
Zimmer Biomet Holdings Inc	2,022	210
Zoetis Inc, Cl A	4,708	403

		34,413

Industrials – 9.3%
3M Co	5,610	1,069
Acuity Brands Inc	378	43
ADT Inc	400	2
AECOM *	1,400	37
AGCO Corp	600	33
Air Lease Corp, Cl A	800	24
Alaska Air Group Inc	1,200	73
Allegion PLC	950	76
Allison Transmission Holdings Inc	1,200	53
AMERCO	63	21
American Airlines Group Inc	3,972	127
AMETEK Inc	2,200	149
AO Smith Corp	1,300	55
Arconic Inc	4,300	72
Arcosa Inc	433	12
Armstrong World Industries Inc	400	23
Boeing Co/The	5,259	1,696
BWX Technologies Inc, Cl W	1,000	38
Carlisle Cos Inc	524	53
Caterpillar Inc, Cl A	5,567	707
CH Robinson Worldwide Inc	1,300	109
Cintas Corp	837	141
Clean Harbors Inc *	500	25
Colfax Corp *	900	19
Copa Holdings SA, Cl A	333	26
Copart Inc *	2,000	96
CoStar Group Inc *	355	120
Crane Co, Cl A	500	36

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CSX Corp	7,773	$483
Cummins Inc	1,515	202
Curtiss-Wright Corp	400	41
Deere & Co	3,206	478
Delta Air Lines Inc, Cl A	6,167	308
Donaldson Co Inc, Cl A	1,300	56
Dover Corp	1,405	100
Dun & Bradstreet Corp/The	330	47
Eaton Corp PLC	4,293	295
Emerson Electric Co	6,143	367
Equifax Inc	1,135	106
Expeditors International of Washington Inc	1,700	116
Fastenal Co, Cl A	2,900	152
FedEx Corp	2,426	391
Flowserve Corp	1,300	49
Fluor Corp	1,300	42
Fortive Corp	2,878	195
Fortune Brands Home & Security Inc	1,300	49
Gardner Denver Holdings Inc *	1,000	20
Gates Industrial Corp PLC *	200	3
General Dynamics Corp	2,510	395
General Electric Co	83,770	634
Genesee & Wyoming Inc, Cl A *	500	37
Graco Inc	1,500	63
GrafTech International Ltd	261	3
Harris Corp	1,129	152
HD Supply Holdings Inc *	1,900	71
HEICO, Cl A	700	44
HEICO Corp	350	27
Hexcel Corp, Cl A	900	52
Honeywell International Inc	7,268	960
Hubbell Inc, Cl B	505	50
Huntington Ingalls Industries Inc, Cl A	393	75
IDEX Corp	752	95
IHS Markit Ltd *	3,766	181
Illinois Tool Works Inc	3,209	407
Ingersoll-Rand PLC	2,407	220
ITT Inc	848	41
Jacobs Engineering Group Inc	1,300	76
JB Hunt Transport Services Inc	869	81
JetBlue Airways Corp *	2,800	45
Johnson Controls International plc	8,864	263
Kansas City Southern	980	94
KAR Auction Services Inc	1,300	62
Kirby Corp *	500	34
Knight-Swift Transportation Holdings Inc, Cl A	1,100	28
L3 Technologies Inc	752	131
Landstar System Inc	346	33
Lennox International	336	73
Lincoln Electric Holdings Inc	600	47
Lockheed Martin Corp	2,432	637

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Macquarie Infrastructure Corp	900	$33
ManpowerGroup Inc	588	38
Masco Corp	3,000	88
Middleby Corp/The *	535	55
MSC Industrial Direct Co Inc, Cl A	379	29
Nielsen Holdings PLC	3,500	82
Nordson	543	65
Norfolk Southern Corp	2,724	407
Northrop Grumman Corp	1,606	393
nVent Electric PLC	1,400	31
Old Dominion Freight Line Inc, Cl A	615	76
Oshkosh Corp	800	49
Owens Corning	1,100	48
PACCAR Inc	3,355	192
Parker-Hannifin Corp, Cl A	1,344	200
Pentair PLC	1,400	53
Quanta Services Inc	1,500	45
Raytheon Co	2,856	438
Regal Beloit Corp	400	28
Republic Services Inc	2,100	151
Resideo Technologies Inc *	1,086	22
Robert Half International Inc	1,200	69
Rockwell Automation Inc	1,163	175
Rollins Inc	1,500	54
Roper Technologies Inc	1,012	270
Ryder System Inc	400	19
Schneider National Inc, Cl B	300	6
Sensata Technologies Holding PLC *	1,500	67
Snap-on Inc	519	75
Southwest Airlines Co, Cl A	4,944	230
Spirit AeroSystems Holdings Inc, Cl A	1,000	72
Stanley Black & Decker Inc	1,467	176
Stericycle Inc, Cl A *	700	26
Teledyne Technologies Inc *	324	67
Terex Corp	700	19
Textron Inc	2,398	110
Timken Co/The	700	26
Toro Co/The	1,100	61
TransDigm Group Inc *	477	162
TransUnion	1,800	102
Trinity Industries Inc	1,300	27
Union Pacific Corp	7,217	998
United Continental Holdings Inc *	2,473	207
United Parcel Service Inc, Cl B	6,824	666
United Rentals Inc *	803	82
United Technologies Corp	7,888	840
Univar Inc *	1,000	18
USG Corp	800	34
Valmont Industries Inc	200	22
Verisk Analytics Inc, Cl A *	1,597	174
WABCO Holdings Inc *	500	54
Wabtec Corp	800	56

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Waste Management Inc	4,120	$367
Watsco Inc	277	39
Welbilt Inc *	1,200	13
WESCO International Inc *	400	19
WW Grainger Inc	438	124
XPO Logistics Inc *	1,133	65
Xylem Inc/NY	1,738	116

		21,776

Information Technology – 19.8%
2U Inc *	500	25
Accenture PLC, Cl A	6,337	894
Adobe Inc *	4,840	1,095
Advanced Micro Devices Inc *	9,247	171
Akamai Technologies Inc *	1,600	98
Alliance Data Systems Corp	476	71
Amdocs Ltd	1,400	82
Amphenol Corp, Cl A	2,916	236
Analog Devices Inc	3,556	305
ANSYS Inc *	806	115
Apple Inc	46,500	7,335
Applied Materials Inc	9,717	318
Arista Networks Inc *	545	115
ARRIS International PLC *	1,500	46
Arrow Electronics Inc, Cl A *	900	62
Aspen Technology Inc *	700	58
Atlassian Corp PLC, Cl A *	1,000	89
Autodesk Inc, Cl A *	2,107	271
Automatic Data Processing Inc	4,279	561
Avnet Inc	1,000	36
Black Knight Inc *	1,300	59
Booz Allen Hamilton Holding Corp, Cl A	1,400	63
Broadcom Inc	4,059	1,032
Broadridge Financial Solutions Inc	1,128	109
Cadence Design Systems Inc *	2,700	117
CDK Global Inc	1,276	61
CDW Corp/DE	1,400	113
Ceridian HCM Holding Inc *	606	21
Cisco Systems Inc	44,519	1,929
Citrix Systems Inc	1,302	133
Cognex Corp	1,500	58
Cognizant Technology Solutions Corp, Cl A	5,640	358
Coherent Inc *	243	26
CommScope Holding Co Inc *	1,900	31
Conduent Inc *	1,700	18
CoreLogic Inc/United States *	700	23
Corning Inc, Cl B	7,814	236
Cypress Semiconductor Corp	3,700	47
Dell Technologies Inc, Cl C *	1,527	75
DocuSign Inc, Cl A *	820	33
Dolby Laboratories Inc, Cl A	700	43
DXC Technology Co	2,681	143

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EchoStar Corp, Cl A *	500	$18
Elastic NV *	100	7
EPAM Systems Inc *	500	58
Euronet Worldwide Inc *	500	51
F5 Networks Inc, Cl A *	591	96
Fair Isaac Corp *	269	50
Fidelity National Information Services Inc, Cl B	3,181	326
FireEye Inc *	1,700	28
First Data Corp, Cl A *	5,334	90
First Solar Inc *	700	30
Fiserv Inc, Cl A *	3,892	286
FleetCor Technologies Inc *	838	156
FLIR Systems Inc	1,200	52
Fortinet Inc *	1,400	99
Gartner Inc *	866	111
Genpact Ltd	1,300	35
Global Payments Inc	1,517	156
GoDaddy Inc, Cl A *	1,625	107
Guidewire Software Inc, Cl Z *	800	64
Hewlett Packard Enterprise Co	14,307	189
HP Inc	15,538	318
Intel Corp	44,843	2,104
International Business Machines Corp	9,046	1,028
Intuit Inc	2,364	465
IPG Photonics Corp *	333	38
Jabil Inc	1,500	37
Jack Henry & Associates Inc	754	95
Juniper Networks Inc	3,300	89
Keysight Technologies Inc *	1,800	112
KLA-Tencor Corp	1,499	134
Lam Research Corp	1,558	212
Leidos Holdings Inc	1,400	74
Littelfuse Inc	300	51
LogMeIn Inc	500	41
Manhattan Associates Inc *	700	30
Marvell Technology Group Ltd	5,372	87
Mastercard Inc, Cl A	9,019	1,701
Maxim Integrated Products Inc	2,800	142
Microchip Technology Inc	2,196	158
Micron Technology Inc *	11,068	351
Microsoft Corp	74,204	7,537
MKS Instruments Inc	500	32
Monolithic Power Systems Inc	400	47
Motorola Solutions Inc	1,536	177
National Instruments Corp	1,100	50
NCR Corp *	1,223	28
NetApp Inc	2,500	149
Nuance Communications *	3,000	40
Nutanix Inc, Cl A *	1,459	61
NVIDIA Corp	5,748	767
NXP Semiconductors NV	3,430	251

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Okta Inc, Cl A *	900	$57
ON Semiconductor Corp *	4,200	69
Oracle Corp, Cl B	25,071	1,132
Palo Alto Networks Inc *	861	162
Paychex Inc	3,238	211
Paycom Software Inc *	500	61
PayPal Holdings Inc *	11,655	980
Pegasystems Inc	400	19
Pluralsight, Cl A *	300	7
Proofpoint Inc *	500	42
PTC Inc *	1,100	91
Pure Storage Inc, Cl A *	1,400	23
Qorvo Inc *	1,268	77
QUALCOMM Inc	11,955	680
RealPage Inc *	600	29
Red Hat Inc *	1,760	309
RingCentral Inc, Cl A *	600	49
Sabre Corp	2,800	61
salesforce.com Inc *	7,080	970
ServiceNow Inc *	1,771	315
Skyworks Solutions Inc	1,772	119
SolarWinds Corp *	200	3
Splunk Inc *	1,381	145
Square Inc, Cl A *	2,900	163
SS&C Technologies Holdings Inc	2,000	90
Switch Inc, Cl A	100	1
Symantec Corp, Cl A	6,101	115
Synopsys Inc *	1,431	121
Tableau Software Inc, Cl A *	706	85
Teradata Corp *	1,097	42
Teradyne Inc	1,654	52
Texas Instruments Inc	9,437	892
Total System Services Inc	1,774	144
Trimble Inc *	2,400	79
Twilio Inc, Cl A *	700	63
Tyler Technologies Inc *	425	79
Ubiquiti Networks Inc	200	20
Ultimate Software Group Inc/The *	280	69
Universal Display Corp	442	41
VeriSign Inc *	1,008	149
Versum Materials Inc	1,106	31
Visa Inc, Cl A	17,282	2,280
VMware Inc, Cl A	694	95
Western Digital Corp	2,892	107
Western Union Co/The	4,500	77
WEX Inc *	442	62
Workday Inc, Cl A *	1,400	224
Worldpay Inc, Cl A *	2,923	223
Xerox Corp	2,200	43
Xilinx Inc	2,507	214
Zebra Technologies Corp, Cl A *	500	80

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zendesk Inc *	1,114	$65

		46,443

Materials – 2.9%
Air Products & Chemicals Inc	2,128	341
Albemarle Corp	1,056	81
Alcoa Corp *	1,900	51
AptarGroup Inc	600	56
Ardagh Group SA, Cl A	100	1
Ashland Global Holdings Inc	600	43
Avery Dennison Corp	823	74
Axalta Coating Systems Ltd *	2,200	52
Ball Corp	3,235	149
Bemis Co Inc	800	37
Berry Global Group Inc *	1,177	56
Cabot Corp	500	22
Celanese Corp, Cl A	1,300	117
CF Industries Holdings Inc	2,337	102
Chemours Co/The	1,600	45
Crown Holdings Inc *	1,300	54
Domtar Corp	600	21
DowDuPont Inc	22,368	1,196
Eagle Materials Inc	459	28
Eastman Chemical Co	1,432	105
Ecolab Inc	2,482	366
FMC Corp	1,300	96
Freeport-McMoRan Inc, Cl B	13,823	143
Graphic Packaging Holding Co	3,300	35
Huntsman Corp	2,300	44
International Flavors & Fragrances Inc	960	129
International Paper Co	3,891	157
Linde PLC	5,433	848
LyondellBasell Industries NV, Cl A	3,011	250
Martin Marietta Materials Inc, Cl A	664	114
Mosaic Co/The	3,400	99
NewMarket Corp	70	29
Newmont Mining Corp	5,100	177
Nucor Corp	3,000	155
Olin Corp	1,800	36
Owens-Illinois Inc	1,400	24
Packaging Corp of America	927	77
Platform Specialty Products Corp *	2,100	22
PPG Industries Inc	2,379	243
Reliance Steel & Aluminum Co	646	46
Royal Gold Inc, Cl A	647	55
RPM International Inc	1,300	76
Scotts Miracle-Gro Co/The, Cl A	377	23
Sealed Air Corp	1,500	52
Sherwin-Williams Co/The, Cl A	828	326
Silgan Holdings Inc	800	19
Sonoco Products Co	1,000	53
Southern Copper Corp	800	25

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Steel Dynamics Inc	2,200	$66
United States Steel Corp	1,900	35
Valvoline Inc	1,600	31
Vulcan Materials Co	1,280	126
Westlake Chemical Corp	332	22
Westrock Co	2,500	94
WR Grace & Co	600	39

		6,763

Real Estate – 3.5%
Alexandria Real Estate Equities Inc ‡	1,037	119
American Campus Communities Inc ‡	1,400	58
American Homes 4 Rent, Cl A ‡	2,300	46
American Tower Corp, Cl A ‡	4,327	684
Apartment Investment & Management Co, Cl A ‡	1,400	61
Apple Hospitality Inc ‡	2,400	34
AvalonBay Communities Inc ‡	1,400	244
Boston Properties Inc ‡	1,462	165
Brandywine Realty Trust ‡	1,600	21
Brixmor Property Group Inc ‡	2,700	40
Brookfield Property Inc, Cl A ‡	1,227	20
Camden Property Trust ‡	900	79
CBRE Group Inc, Cl A *	3,100	124
Colony Capital Inc ‡	4,700	22
Columbia Property Trust Inc ‡	1,100	21
CoreSite Realty Corp ‡	300	26
Corporate Office Properties Trust ‡	900	19
Crown Castle International Corp ‡	4,051	440
CubeSmart ‡	1,700	49
CyrusOne Inc ‡	1,000	53
Digital Realty Trust Inc, Cl A ‡	2,004	214
Douglas Emmett Inc ‡	1,600	55
Duke Realty Corp ‡	3,500	91
Empire State Realty Trust Inc, Cl A ‡	1,400	20
EPR Properties, Cl A ‡	800	51
Equinix Inc ‡	783	276
Equity Commonwealth ‡	1,000	30
Equity LifeStyle Properties Inc ‡	800	78
Equity Residential ‡	3,483	230
Essex Property Trust Inc ‡	629	154
Extra Space Storage Inc ‡	1,200	109
Federal Realty Investment Trust ‡	746	88
Gaming and Leisure Properties Inc ‡	1,955	63
HCP Inc ‡	4,470	125
Healthcare Trust of America Inc, Cl A ‡	2,100	53
Highwoods Properties Inc ‡	1,100	43
Hospitality Properties Trust ‡	1,700	41
Host Hotels & Resorts Inc ‡	7,002	117
Howard Hughes Corp/The *	363	35
Hudson Pacific Properties Inc ‡	1,600	46
Invitation Homes Inc ‡	3,000	60

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Iron Mountain Inc ‡	2,800	$91
JBG SMITH Properties ‡	1,100	38
Jones Lang LaSalle Inc	443	56
Kilroy Realty Corp ‡	1,000	63
Kimco Realty Corp ‡	3,700	54
Lamar Advertising Co, Cl A ‡	800	55
Liberty Property Trust ‡	1,500	63
Life Storage Inc ‡	400	37
Macerich Co/The ‡	1,200	52
Medical Properties Trust Inc ‡	3,300	53
Mid-America Apartment Communities Inc ‡	1,100	105
National Retail Properties Inc ‡	1,600	78
Omega Healthcare Investors Inc ‡	1,954	69
Outfront Media Inc ‡	1,200	22
Paramount Group Inc ‡	1,900	24
Park Hotels & Resorts Inc ‡	2,000	52
Prologis Inc ‡	6,031	354
Public Storage ‡	1,491	302
Rayonier Inc ‡	1,400	39
Realogy Holdings Corp	1,399	21
Realty Income Corp ‡	2,863	180
Regency Centers Corp ‡	1,400	82
Retail Properties of America Inc, Cl A ‡	2,100	23
Retail Value Inc ‡	90	2
SBA Communications Corp, Cl A *‡	1,096	177
Senior Housing Properties Trust ‡	1,900	22
Simon Property Group Inc ‡	3,057	514
SITE Centers Corp	1,500	17
SL Green Realty Corp ‡	835	66
Spirit Realty Capital Inc	778	27
STORE Capital Corp ‡	1,700	48
Sun Communities Inc ‡	800	81
Taubman Centers Inc ‡	500	23
UDR Inc ‡	2,600	103
Uniti Group Inc ‡	1,400	22
Ventas Inc ‡	3,590	210
VEREIT Inc ‡	9,500	68
VICI Properties Inc ‡	3,900	73
Vornado Realty Trust ‡	1,700	105
Weingarten Realty Investors ‡	1,000	25
Welltower Inc ‡	3,700	257
Weyerhaeuser Co ‡	7,197	157
WP Carey Inc ‡	1,590	104

		8,318

Utilities – 3.2%
AES Corp/VA	6,500	94
Alliant Energy Corp	2,300	97
Ameren Corp	2,325	152
American Electric Power Co Inc	4,909	367
American Water Works Co Inc	1,727	157
Aqua America Inc	1,600	55

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atmos Energy Corp	1,066	$99
Avangrid Inc	500	25
CenterPoint Energy Inc	4,755	134
CMS Energy Corp	2,710	134
Consolidated Edison Inc	3,039	232
Dominion Energy Inc	6,466	462
DTE Energy Co	1,813	200
Duke Energy Corp	7,006	605
Edison International	3,035	172
Entergy Corp	1,735	149
Evergy Inc	2,617	149
Eversource Energy	3,198	208
Exelon Corp	9,379	423
FirstEnergy Corp	4,800	180
Hawaiian Electric Industries Inc	1,100	40
MDU Resources Group Inc	1,800	43
National Fuel Gas Co	700	36
NextEra Energy Inc	4,649	808
NiSource Inc	3,600	91
NRG Energy Inc	3,000	119
OGE Energy Corp	2,000	78
PG&E Corp *	5,006	119
Pinnacle West Capital Corp	1,100	94
PPL Corp	7,134	202
Public Service Enterprise Group Inc	4,943	257
SCANA Corp	1,400	67
Sempra Energy	2,665	288
Southern Co/The	10,015	440
UGI Corp	1,730	92
Vectren Corp	900	65
Vistra Energy Corp *	3,969	91
WEC Energy Group Inc	3,185	221
Xcel Energy Inc	4,990	246

		7,491

Total Common Stock (Cost $251,208) ($ Thousands)		228,657

AFFILIATED PARTNERSHIP – 0.1%
SEI Liquidity Fund, L.P. 2.420% **†(C)	72,973	73

Total Affiliated Partnership (Cost $73) ($ Thousands)		73

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 2.7%
SEI Daily Income Trust, Government Fund, Cl F 2.200% **†	6,356,305	$6,356

Total Cash Equivalent (Cost $6,356) ($ Thousands)		6,356

Total Investments in Securities – 100.4% (Cost $257,637) ($ Thousands)		$235,086

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
S&P 500 Index E-MINI	40	Mar-2019	$5,247	$5,010	$(237)
S&P Mid Cap 400 Index E-MINI	3	Mar-2019	528	499	(29)

			$5,775	$5,509	$(266)

Percentages are based on Net Assets of $234,244 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2018 . The total market value of securities on loan at December 31, 2018 was $71 ($ Thousands).
(B)	Security is a Master Limited Partnership. At December 31, 2018, such securities amounted to $44 ($ Thousands), or 0.0% of the net assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2018 was $73 ($ Thousands).

Cl – Class

L.P. – Limited Partnership

Ltd – Limited

PLC – Public Limited Company

S&P – Standard & Poor’s

The following is a list of the levels of inputs used as of December 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$228,657	$–	$–	$228,657
Affiliated Partnership	–	73	–	73
Cash Equivalent	6,356	–	–	6,356

Total Investments in Securities	$235,013	$73	$–	$235,086

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(266)	$–	$–	$(266)

Total Other Financial Instruments	$(266)	$–	$–	$(266)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 12/31/18	Dividend Income
SEI Investments Co.	$73	$–	$–	$ –	$ (18)	$55	$–
SEI Liquidity Fund, L.P.	173	423	(523)	–	–	73	2
SEI Daily Income Trust, Government Fund, Cl F	4,849	25,758	(24,251)	–	–	6,356	26

Totals	$5,095	$26,181	$(24,774)	$ –	$ (18)	$6,484	$28

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.0%
Communication Services – 5.6%
Activision Blizzard Inc	181,346	$8,445
Alphabet Inc, Cl A *	26,214	27,393
Alphabet Inc, Cl C *	26,751	27,704
AT&T Inc	433,104	12,361
BCE Inc	210,755	8,331
Cars.com Inc *	17,535	377
Charter Communications Inc, Cl A *	20,643	5,883
Comcast Corp, Cl A	162,942	5,548
Electronic Arts Inc *	137,324	10,836
Facebook Inc, Cl A *	173,490	22,743
Netflix Inc *	65,622	17,564
Omnicom Group Inc	111,965	8,200
TEGNA Inc	153,973	1,674
Tencent Holdings Ltd ADR	211,444	8,346
TripAdvisor Inc *	112,566	6,072
Twitter Inc *	95,839	2,754
Verizon Communications Inc	185,200	10,412
Viacom Inc, Cl B	204,403	5,253
Walt Disney Co/The	54,000	5,921

		195,817

Consumer Discretionary – 10.7%
Amazon.com Inc, Cl A *	43,128	64,777
AutoZone Inc *	17,830	14,948
Best Buy Co Inc	186,465	9,875
Booking Holdings Inc *	7,673	13,216
Brinker International Inc	61,195	2,691
Darden Restaurants Inc	3,127	312
Dick’s Sporting Goods Inc	86,987	2,714
Dollar General Corp	420,873	45,488
Domino’s Pizza Inc	20,805	5,159
eBay Inc	127,055	3,566
General Motors Co	94,123	3,148
Genuine Parts Co	100,263	9,627
Graham Holdings Co, Cl B	809	518
Harley-Davidson Inc, Cl A	48,308	1,648
Home Depot Inc/The	118,848	20,421
Kohl’s Corp	46,716	3,099
Lear Corp	115,549	14,196
Lowe’s Cos Inc	503,221	46,478
Macy’s Inc	115,047	3,426
NIKE Inc, Cl B	389,570	28,883
Norwegian Cruise Line Holdings Ltd *	285,518	12,103
PulteGroup Inc	125,000	3,249
Ross Stores Inc	243,090	20,225
Starbucks Corp	136,164	8,769
Target Corp, Cl A	54,025	3,571
Tiffany & Co	39,063	3,145
TJX Cos Inc/The	374,562	16,758
TopBuild Corp *	51,618	2,323
Tupperware Brands Corp	131,738	4,159

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Whirlpool Corp	65,517	$7,002
Wyndham Destinations Inc	15,527	557

		376,051

Consumer Staples – 8.4%
Altria Group Inc	182,169	8,997
Archer-Daniels-Midland Co	146,608	6,007
Campbell Soup Co	154,598	5,100
Clorox Co/The	40,884	6,302
Coca-Cola Co	83,088	3,934
Colgate-Palmolive Co	173,749	10,342
Conagra Brands Inc	49,133	1,049
Constellation Brands Inc, Cl A	35,130	5,650
Costco Wholesale Corp	43,214	8,803
Diageo PLC ADR	95,999	13,613
Estee Lauder Cos Inc/The, Cl A	35,000	4,553
Herbalife Nutrition Ltd *	48,825	2,878
Hershey Co	18,593	1,993
Ingredion Inc	22,400	2,047
JM Smucker Co/The	178,454	16,684
Kimberly-Clark Corp	178,098	20,292
Kraft Heinz Co/The	13,143	566
Kroger Co	864,549	23,775
Lamb Weston Holdings Inc	16,377	1,205
Molson Coors Brewing Co, Cl B	138,000	7,750
Mondelez International Inc, Cl A	119,475	4,783
PepsiCo Inc	304,535	33,645
Philip Morris International Inc	233,621	15,597
Procter & Gamble Co	233,806	21,491
Sysco Corp, Cl A	102,270	6,408
Tyson Foods Inc, Cl A	281,181	15,015
Unilever NV	257,261	13,841
Walgreens Boots Alliance Inc	184,087	12,579
Walmart Inc	222,560	20,731

		295,630

Energy – 5.7%
BP PLC ADR	265,989	10,086
Canadian Natural Resources Ltd	438,313	10,576
Carrizo Oil & Gas Inc *	217,962	2,461
Chevron Corp	357,036	38,842
ConocoPhillips	339,897	21,193
Devon Energy Corp	273,875	6,173
Exxon Mobil Corp	287,776	19,623
Helmerich & Payne Inc	64,989	3,116
HollyFrontier Corp	140,000	7,157
Kinder Morgan Inc/DE	86,047	1,323
Marathon Oil Corp	290,425	4,165
Marathon Petroleum Corp	288,248	17,010
Newfield Exploration Co *	120,000	1,759
Occidental Petroleum Corp	339,288	20,825
Phillips 66	113,325	9,763

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Royal Dutch Shell PLC ADR, Cl A	182,043	$10,608
SM Energy Co	42,833	663
Valero Energy Corp	211,817	15,880

		201,223

Financials – 15.3%
Aflac Inc	346,780	15,799
Allstate Corp	59,438	4,911
American Financial Group Inc	39,790	3,602
Ameriprise Financial Inc	82,444	8,605
Assurant Inc	122,808	10,984
Bank of America Corp	1,550,747	38,210
BB&T Corp	41,703	1,807
Berkshire Hathaway Inc, Cl B *	93,247	19,039
Blackstone Group LP/The (A)	44,695	1,332
Capital One Financial Corp	113,167	8,554
Chubb Ltd	68,000	8,784
CIT Group Inc	69,886	2,675
Citigroup Inc	379,987	19,782
CME Group Inc	117,119	22,032
Commerce Bancshares Inc/MO	25,055	1,412
Discover Financial Services	241,586	14,249
Everest Re Group Ltd	57,218	12,460
FactSet Research Systems Inc	39,747	7,955
Fifth Third Bancorp	478,279	11,254
First Republic Bank/CA	77,760	6,757
Goldman Sachs Group Inc/The	21,644	3,616
Hartford Financial Services Group Inc/The	101,910	4,530
HSBC Holdings PLC ADR	74,298	3,054
Huntington Bancshares Inc/OH	321,477	3,832
Intercontinental Exchange Inc	119,248	8,983
JPMorgan Chase & Co	478,943	46,754
KeyCorp	816,571	12,069
KKR & Co Inc	266,561	5,233
Lincoln National Corp	182,558	9,367
Markel Corp *	683	709
Marsh & McLennan Cos Inc	138,328	11,032
Moody’s Corp	288,575	40,412
Morgan Stanley	311,935	12,368
MSCI Inc, Cl A	225,501	33,246
PNC Financial Services Group Inc/The	46,966	5,491
Progressive Corp	44,272	2,671
Prudential Financial Inc	112,425	9,168
Regions Financial Corp	507,300	6,788
Reinsurance Group of America Inc, Cl A	61,098	8,568
S&P Global Inc	18,482	3,141
Santander Consumer USA Holdings Inc	152,330	2,680
Starwood Property Trust Inc ‡	35,818	706
State Street Corp	165,424	10,433
SunTrust Banks Inc	207,324	10,457
T Rowe Price Group Inc	24,474	2,259
TCF Financial Corp	35,327	689

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Travelers Cos Inc/The	120,419	$14,420
Unum Group	111,116	3,265
US Bancorp	279,207	12,760
Voya Financial Inc	294,050	11,803
Wells Fargo & Co	368,253	16,969

		537,676

Health Care – 17.7%
Abbott Laboratories	274,129	19,828
AbbVie Inc	92,048	8,486
Allergan PLC	21,656	2,894
AmerisourceBergen Corp, Cl A	110,450	8,217
Amgen Inc, Cl A	145,948	28,412
Anthem Inc	33,244	8,731
Baxter International Inc	133,411	8,781
Becton Dickinson and Co	250,061	56,344
Biogen Inc *	97,061	29,208
Cardinal Health Inc	72,515	3,234
Celgene Corp, Cl A *	245,980	15,765
Centene Corp *	73,877	8,518
Cigna Corp	68,071	12,928
CVS Health Corp	335,651	21,992
Edwards Lifesciences Corp, Cl A *	20,638	3,161
Eli Lilly & Co	169,143	19,573
Gilead Sciences Inc	149,334	9,341
HCA Healthcare Inc	109,165	13,586
Horizon Pharma Plc *	139,419	2,724
Humana Inc	44,504	12,749
IDEXX Laboratories Inc *	72,356	13,460
Illumina Inc *	39,855	11,954
Intuitive Surgical Inc *	8,418	4,031
Johnson & Johnson	575,023	74,207
McKesson Corp	4,926	544
Merck & Co Inc	690,470	52,759
Mettler-Toledo International Inc *	28,371	16,046
Novartis AG ADR	124,894	10,717
Novo Nordisk A/S ADR	152,089	7,007
Pfizer Inc	791,349	34,542
United Therapeutics Corp *	47,682	5,192
UnitedHealth Group Inc	343,376	85,542
Varian Medical Systems Inc *	44,957	5,094
Vertex Pharmaceuticals Inc *	9,535	1,580
Zoetis Inc, Cl A	63,768	5,455

		622,602

Industrials – 9.7%
3M Co	162,525	30,968
AerCap Holdings NV *	175,578	6,953
AGCO Corp	52,600	2,928
Alaska Air Group Inc	90,593	5,513
Allison Transmission Holdings Inc	135,000	5,928
Arcosa Inc	1	–

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Boeing Co/The	35,817	$11,551
Caterpillar Inc, Cl A	47,565	6,044
CoStar Group Inc *	12,000	4,048
Cummins Inc	8,214	1,098
Deere & Co	31,142	4,645
Delta Air Lines Inc, Cl A	360,509	17,989
Eaton Corp PLC	101,803	6,990
Emerson Electric Co	38,000	2,270
Expeditors International of Washington Inc	160,000	10,894
FedEx Corp	20,626	3,328
Graco Inc	568,764	23,803
Harris Corp	25,220	3,396
Honeywell International Inc	50,000	6,606
Huntington Ingalls Industries Inc, Cl A	41,706	7,937
Illinois Tool Works Inc	143,062	18,125
Johnson Controls International plc	26,888	797
Lockheed Martin Corp	32,370	8,476
LSC Communications Inc	201,172	1,408
Magna International Inc, Cl A	129,268	5,875
ManpowerGroup Inc	18,167	1,177
Middleby Corp/The *	142,830	14,673
Northrop Grumman Corp	34,719	8,503
Oshkosh Corp	98,940	6,066
PACCAR Inc	43,000	2,457
Raytheon Co	106,117	16,273
Robert Half International Inc	69,290	3,963
Roper Technologies Inc	15,713	4,188
RR Donnelley & Sons Co	331,840	1,314
Siemens AG ADR	123,469	6,924
Southwest Airlines Co, Cl A	153,456	7,133
SPX Corp *	169,689	4,753
TransDigm Group Inc *	26,500	9,012
United Continental Holdings Inc *	134,548	11,266
United Technologies Corp	81,889	8,720
USG Corp	41,806	1,783
Waste Management Inc	18,232	1,622
WW Grainger Inc	95,502	26,966
Xylem Inc/NY	75,000	5,004

		339,367

Information Technology – 17.3%
Adobe Inc *	137,412	31,088
Amdocs Ltd	69,042	4,044
Analog Devices Inc	82,993	7,123
Apple Inc	266,564	42,048
Applied Materials Inc	507,844	16,627
ASML Holding NV, Cl G	57,233	8,907
Autodesk Inc, Cl A *	9,412	1,210
Automatic Data Processing Inc	156,283	20,492
Broadcom Inc	27,141	6,901
Cisco Systems Inc	569,792	24,689
Citrix Systems Inc	44,716	4,582

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cognizant Technology Solutions Corp, Cl A	90,285	$5,731
Corning Inc, Cl B	234,159	7,074
DXC Technology Co	38,661	2,056
Hewlett Packard Enterprise Co	307,307	4,059
HP Inc	480,394	9,829
Intel Corp	571,741	26,832
International Business Machines Corp	20,181	2,294
Intuit Inc	156,005	30,710
Juniper Networks Inc	66,060	1,778
Keysight Technologies Inc *	148,082	9,193
Lam Research Corp	22,006	2,996
Marvell Technology Group Ltd	291,026	4,712
Mastercard Inc, Cl A	329,240	62,111
Microchip Technology Inc (B)	304,799	21,921
Micron Technology Inc *	446,316	14,162
Microsoft Corp	734,989	74,653
Motorola Solutions Inc	22,111	2,544
Oracle Corp, Cl B	512,747	23,150
PayPal Holdings Inc *	279,222	23,480
Perspecta Inc	19,330	333
QUALCOMM Inc	153,104	8,713
Red Hat Inc *	16,812	2,953
salesforce.com Inc *	30,984	4,244
Seagate Technology PLC	112,151	4,328
ServiceNow Inc *	18,268	3,253
Tech Data Corp *	22,300	1,824
Texas Instruments Inc	93,898	8,873
VeriSign Inc *	91,384	13,551
Visa Inc, Cl A	417,202	55,046
Vishay Intertechnology Inc	88,686	1,597
Western Digital Corp	72,366	2,675
Zendesk Inc *	63,012	3,678

		608,064

Materials – 4.0%
Cabot Corp	99,097	4,255
Celanese Corp, Cl A	28,298	2,546
DowDuPont Inc	242,015	12,943
Eastman Chemical Co	109,370	7,996
Ecolab Inc	134,113	19,761
Huntsman Corp	312,058	6,020
Ingevity Corp *	14,131	1,183
International Paper Co	367,473	14,831
Linde PLC	123,959	19,343
LyondellBasell Industries NV, Cl A	132,110	10,986
Owens-Illinois Inc	225,590	3,889
Sherwin-Williams Co/The, Cl A	89,695	35,291
Westrock Co	84,787	3,202

		142,246

Real Estate – 2.2%
American Tower Corp, Cl A ‡	60,000	9,491

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brandywine Realty Trust ‡	24,300	$313
CBRE Group Inc, Cl A *	41,173	1,649
Crown Castle International Corp ‡	81,724	8,878
Equinix Inc ‡	19,693	6,943
HCP Inc ‡	775,087	21,648
Hospitality Properties Trust ‡	97,540	2,329
Host Hotels & Resorts Inc ‡	141,505	2,359
Omega Healthcare Investors Inc ‡	66,265	2,329
Public Storage ‡	4,106	831
SBA Communications Corp, Cl A *‡	53,836	8,716
Simon Property Group Inc ‡	6,723	1,129
VEREIT Inc ‡	462,120	3,304
Welltower Inc ‡	113,748	7,895

		77,814

Utilities – 1.4%
Ameren Corp	113,300	7,391
American Electric Power Co Inc	114,185	8,534
Edison International	65,088	3,695
Entergy Corp	36,104	3,107
Exelon Corp	317,795	14,333
FirstEnergy Corp	193,778	7,276
NextEra Energy Inc	26,217	4,557

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NRG Energy Inc	35,687	$1,413

		50,306

Total Common Stock (Cost $1,995,281) ($ Thousands)		3,446,796

AFFILIATED PARTNERSHIP – 0.3%
SEI Liquidity Fund, L.P. 2.420% **†(C)	9,012,839	9,012

Total Affiliated Partnership (Cost $9,011) ($ Thousands)		9,012

CASH EQUIVALENT – 2.3%
SEI Daily Income Trust, Government Fund, Cl F 2.200% **†	81,608,034	81,608

Total Cash Equivalent (Cost $81,608) ($ Thousands)		81,608

Total Investments in Securities – 100.6% (Cost $2,085,900) ($ Thousands)		$3,537,416

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
S&P 500 Index E-MINI	94	Mar-2019	$11,602	$11,774	$172
S&P Mid Cap 400 Index E-MINI	7	Mar-2019	1,148	1,164	16

			$12,750	$12,938	$188

Percentages are based on Net Assets of $3,515,681 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At December 31, 2018, such securities amounted to $1,332 ($ Thousands), or 0.0% of the Net Assets of the Fund.
(B)	Certain securities or partial positions of certain securities are on loan at December 31, 2018. The total market value of securities on loan at December 31, 2018 was $6,538 ($ Thousands).
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2018 was $9,012 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

LP – Limited Partnership

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

S&P – Standard & Poor’s

The following is a list of the levels of inputs used as of December 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,446,796	$–	$–	$3,446,796
Affiliated Partnership	–	9,012	–	9,012
Cash Equivalent	81,608	–	–	81,608

Total Investments in Securities	$3,528,404	$9,012	$–	$3,537,416

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$188	$–	$–	$188

Total Other Financial Instruments	$188	$–	$–	$188

*Futures contracts are valued at the unrealized appreciation on the instrument.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed Large Cap Fund (Continued)

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 12/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$37,560	$45,306	$(73,856)	$ —	$ 2	$9,012	$34
SEI Daily Income Trust, Government Fund, Cl F	14,303	186,341	(119,036)	—	—	81,608	268

Totals	$51,863	$231,647	$(192,892)	$ —	$ 2	$90,620	$302

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.6%
Communication Services – 10.0%
Activision Blizzard Inc	26,400	$1,230
Alphabet Inc, Cl A *	10,346	10,811
Alphabet Inc, Cl C *	10,570	10,946
AT&T Inc	250,793	7,158
CBS Corp, Cl B	11,426	500
CenturyLink Inc	32,370	490
Charter Communications Inc, Cl A *	6,100	1,738
Comcast Corp, Cl A	156,396	5,325
Discovery Inc, Cl A *	5,600	139
Discovery Inc, Cl C *	12,704	293
DISH Network Corp, Cl A *	8,100	202
Electronic Arts Inc *	10,378	819
Facebook Inc, Cl A *	82,809	10,855
Interpublic Group of Cos Inc/The	13,301	274
Netflix Inc *	15,000	4,015
News Corp, Cl A	13,975	159
News Corp, Cl B	4,000	46
Omnicom Group Inc	7,604	557
Take-Two Interactive Software Inc, Cl A *	4,000	412
TripAdvisor Inc *	3,455	186
Twenty-First Century Fox Inc, Cl A	36,659	1,764
Twenty-First Century Fox Inc, Cl B	16,700	798
Twitter Inc *	25,300	727
Verizon Communications Inc	142,396	8,006
Viacom Inc, Cl B	12,601	324
Walt Disney Co/The	51,253	5,620

		73,394

Consumer Discretionary – 9.8%
Advance Auto Parts Inc	2,600	409
Amazon.com Inc, Cl A *	14,151	21,254
AutoZone Inc *	894	749
Best Buy Co Inc	8,054	427
Booking Holdings Inc *	1,611	2,775
BorgWarner Inc	7,200	250
CarMax Inc *	5,900	370
Carnival Corp	13,684	675
Chipotle Mexican Grill Inc, Cl A *	804	347
Darden Restaurants Inc	4,218	421
Delphi Automotive PLC *	9,000	554
Dollar General Corp	9,000	973
Dollar Tree Inc *	8,254	745
DR Horton Inc	12,158	421
eBay Inc	31,549	886
Expedia Group Inc	4,055	457
Foot Locker Inc, Cl A	4,000	213
Ford Motor Co	133,837	1,024
Gap Inc/The	7,731	199
Garmin Ltd	4,005	254
General Motors Co	45,413	1,519
Genuine Parts Co	5,136	493

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Goodyear Tire & Rubber Co/The	8,693	$177
H&R Block Inc	7,613	193
Hanesbrands Inc	12,900	162
Harley-Davidson Inc, Cl A	5,408	184
Hasbro Inc	3,896	317
Hilton Worldwide Holdings Inc	10,100	725
Home Depot Inc/The	38,945	6,691
Kohl’s Corp	5,656	375
L Brands Inc	8,027	206
Leggett & Platt Inc	4,759	171
Lennar Corp, Cl A	10,216	400
LKQ Corp *	11,500	273
Lowe’s Cos Inc	27,649	2,554
Macy’s Inc	10,864	324
Marriott International Inc/MD, Cl A	9,724	1,056
Mattel Inc *(A)	12,531	125
McDonald’s Corp	26,517	4,709
MGM Resorts International	17,800	432
Michael Kors Holdings Ltd *	5,400	205
Mohawk Industries Inc *	2,100	246
Newell Brands Inc, Cl B	15,155	282
NIKE Inc, Cl B	43,794	3,247
Nordstrom Inc	3,907	182
Norwegian Cruise Line Holdings Ltd *	7,500	318
O’Reilly Automotive Inc *	2,800	964
PulteGroup Inc	8,799	229
PVH Corp	2,700	251
Ralph Lauren Corp, Cl A	2,005	207
Ross Stores Inc	13,036	1,085
Royal Caribbean Cruises Ltd	6,000	587
Starbucks Corp	42,634	2,746
Tapestry Inc	10,019	338
Target Corp, Cl A	17,928	1,185
Tiffany & Co	3,778	304
TJX Cos Inc/The	42,486	1,901
Tractor Supply Co	4,200	350
Ulta Beauty Inc *	2,000	490
Under Armour Inc, Cl A *	7,005	124
Under Armour Inc, Cl C *	6,449	104
VF Corp	11,165	796
Whirlpool Corp	2,305	246
Wynn Resorts Ltd	3,300	326
Yum! Brands Inc	10,870	999

		72,201

Consumer Staples – 7.3%
Altria Group Inc	64,673	3,194
Archer-Daniels-Midland Co	19,375	794
Brown-Forman Corp, Cl B	5,865	279
Campbell Soup Co	6,784	224
Church & Dwight Co Inc	8,400	552
Clorox Co/The	4,342	669

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coca-Cola Co	131,949	$6,248
Colgate-Palmolive Co	30,095	1,791
Conagra Brands Inc	16,365	349
Constellation Brands Inc, Cl A	5,700	917
Costco Wholesale Corp	15,118	3,080
Coty Inc, Cl A	16,714	110
Estee Lauder Cos Inc/The, Cl A	7,500	976
General Mills Inc	20,386	794
Hershey Co	4,812	516
Hormel Foods Corp	9,508	406
JM Smucker Co/The	3,953	370
Kellogg Co	8,867	505
Kimberly-Clark Corp	11,903	1,356
Kraft Heinz Co/The	21,308	917
Kroger Co	27,236	749
Lamb Weston Holdings Inc	5,200	382
McCormick & Co Inc/MD	4,266	594
Molson Coors Brewing Co, Cl B	6,351	357
Mondelez International Inc, Cl A	50,420	2,018
Monster Beverage Corp *	13,854	682
PepsiCo Inc	48,615	5,371
Philip Morris International Inc	53,487	3,571
Procter & Gamble Co	85,908	7,897
Sysco Corp, Cl A	16,420	1,029
Tyson Foods Inc, Cl A	10,103	539
Walgreens Boots Alliance Inc	27,857	1,903
Walmart Inc	49,061	4,570

		53,709

Energy – 5.2%
Anadarko Petroleum Corp, Cl A	17,585	771
Apache Corp	13,400	352
Baker Hughes a GE Co, Cl A	17,749	382
Cabot Oil & Gas Corp	14,813	331
Chevron Corp	65,823	7,161
Cimarex Energy Co	3,404	210
Concho Resources Inc *	6,900	709
ConocoPhillips	39,560	2,467
Devon Energy Corp	16,313	368
Diamondback Energy Inc, Cl A	5,400	501
EOG Resources Inc	19,897	1,735
Exxon Mobil Corp	145,946	9,952
Halliburton Co	29,942	796
Helmerich & Payne Inc	3,905	187
Hess Corp	8,775	355
HollyFrontier Corp	5,400	276
Kinder Morgan Inc/DE	64,982	999
Marathon Oil Corp	28,156	404
Marathon Petroleum Corp	23,860	1,408
National Oilwell Varco Inc, Cl A	12,968	333
Newfield Exploration Co *	7,100	104
Noble Energy Inc	16,900	317

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Occidental Petroleum Corp	25,964	$1,594
ONEOK Inc	14,009	756
Phillips 66	14,775	1,273
Pioneer Natural Resources Co	5,804	763
Schlumberger Ltd, Cl A	47,600	1,717
TechnipFMC PLC	15,300	300
Valero Energy Corp	14,808	1,110
Williams Cos Inc/The	41,469	914

		38,545

Financials – 13.2%
Affiliated Managers Group Inc	1,800	175
Aflac Inc	26,234	1,195
Allstate Corp	11,859	980
American Express Co	24,128	2,300
American International Group Inc	30,530	1,203
Ameriprise Financial Inc	4,884	510
Aon PLC	8,329	1,211
Arthur J Gallagher & Co	6,400	472
Assurant Inc	1,805	161
Bank of America Corp	314,545	7,750
Bank of New York Mellon Corp/The	31,199	1,469
BB&T Corp	26,406	1,144
Berkshire Hathaway Inc, Cl B *	67,117	13,704
BlackRock Inc	4,161	1,635
Brighthouse Financial Inc *	4,403	134
Capital One Financial Corp	16,266	1,230
CBOE Global Markets Inc	3,900	382
Charles Schwab Corp/The	41,636	1,729
Chubb Ltd	15,834	2,045
Cincinnati Financial Corp	5,283	409
Citigroup Inc	84,051	4,376
Citizens Financial Group Inc	16,500	491
CME Group Inc	12,340	2,321
Comerica Inc	5,592	384
Discover Financial Services	11,530	680
E*TRADE Financial Corp	8,752	384
Everest Re Group Ltd	1,400	305
Fifth Third Bancorp	22,311	525
First Republic Bank/CA	5,700	495
Franklin Resources Inc	10,050	298
Goldman Sachs Group Inc/The	11,865	1,982
Hartford Financial Services Group Inc/The	12,586	559
Huntington Bancshares Inc/OH	36,714	438
Intercontinental Exchange Inc	19,505	1,469
Invesco Ltd	14,200	238
Jefferies Financial Group Inc	10,113	176
JPMorgan Chase & Co	114,600	11,187
KeyCorp	35,883	530
Lincoln National Corp	7,498	385
Loews Corp	9,762	444
M&T Bank Corp	4,925	705

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marsh & McLennan Cos Inc	17,459	$1,392
MetLife Inc	33,839	1,389
Moody’s Corp	5,708	799
Morgan Stanley	44,961	1,783
MSCI Inc, Cl A	3,100	457
Nasdaq Inc, Cl A	4,000	326
Northern Trust Corp	7,509	628
People’s United Financial Inc	12,100	175
PNC Financial Services Group Inc/The	15,884	1,857
Principal Financial Group Inc, Cl A	9,257	409
Progressive Corp	19,985	1,206
Prudential Financial Inc	14,166	1,155
Raymond James Financial Inc	4,500	335
Regions Financial Corp	36,163	484
S&P Global Inc	8,621	1,465
State Street Corp	12,991	819
SunTrust Banks Inc	15,696	792
SVB Financial Group, Cl B *	1,900	361
Synchrony Financial	22,963	539
T Rowe Price Group Inc	8,208	758
Torchmark Corp, Cl A	3,539	264
Travelers Cos Inc/The	9,056	1,084
Unum Group	7,961	234
US Bancorp	52,223	2,387
Wells Fargo & Co	146,015	6,728
Willis Towers Watson PLC	4,421	671
Zions Bancorp NA	6,460	263

		96,970

Health Care – 15.3%
Abbott Laboratories	60,519	4,377
AbbVie Inc	51,768	4,773
ABIOMED Inc *	1,500	488
Agilent Technologies Inc	10,915	736
Alexion Pharmaceuticals Inc *	7,600	740
Align Technology Inc *	2,500	524
Allergan PLC	10,853	1,451
AmerisourceBergen Corp, Cl A	5,596	416
Amgen Inc, Cl A	21,929	4,269
Anthem Inc	8,902	2,338
Baxter International Inc	17,035	1,121
Becton Dickinson and Co	9,171	2,066
Biogen Inc *	6,900	2,076
Boston Scientific Corp *	47,912	1,693
Bristol-Myers Squibb Co	56,192	2,921
Cardinal Health Inc	10,159	453
Celgene Corp, Cl A *	24,005	1,538
Centene Corp *	7,200	830
Cerner Corp *	11,600	608
Cigna Corp	13,107	2,489
Cooper Cos Inc/The, Cl A	1,700	433
CVS Health Corp	44,476	2,914

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Danaher Corp, Cl A	21,196	$2,186
DaVita Inc *	4,505	232
DENTSPLY SIRONA Inc	7,909	294
Edwards Lifesciences Corp, Cl A *	7,200	1,103
Eli Lilly & Co	32,439	3,754
Gilead Sciences Inc	44,466	2,781
HCA Healthcare Inc	9,205	1,146
Henry Schein Inc *	5,300	416
Hologic Inc *	9,100	374
Humana Inc	4,701	1,347
IDEXX Laboratories Inc *	3,000	558
Illumina Inc *	5,100	1,530
Incyte Corp *	6,200	394
Intuitive Surgical Inc *	3,960	1,897
IQVIA Holdings Inc *	5,500	639
Johnson & Johnson	92,454	11,931
Laboratory Corp of America Holdings *	3,563	450
McKesson Corp	6,769	748
Medtronic PLC	46,272	4,209
Merck & Co Inc	89,574	6,844
Mettler-Toledo International Inc *	900	509
Mylan NV *	18,115	496
Nektar Therapeutics, Cl A *	5,800	191
PerkinElmer Inc	3,940	309
Perrigo Co PLC	4,404	171
Pfizer Inc	199,256	8,698
Quest Diagnostics Inc	4,624	385
Regeneron Pharmaceuticals Inc *	2,700	1,008
ResMed Inc	5,000	569
Stryker Corp	10,646	1,669
Thermo Fisher Scientific Inc	13,852	3,100
UnitedHealth Group Inc	33,128	8,253
Universal Health Services Inc, Cl B	2,900	338
Varian Medical Systems Inc *	3,105	352
Vertex Pharmaceuticals Inc *	8,800	1,458
Waters Corp *	2,597	490
WellCare Health Plans Inc *	1,700	401
Zimmer Biomet Holdings Inc	7,160	743
Zoetis Inc, Cl A	16,446	1,407

		112,634

Industrials – 9.1%
3M Co	20,001	3,811
Alaska Air Group Inc	4,400	268
Allegion PLC	3,170	253
American Airlines Group Inc	13,909	447
AMETEK Inc	8,100	548
AO Smith Corp	4,800	205
Arconic Inc	15,278	258
Boeing Co/The	18,241	5,883
Caterpillar Inc, Cl A	20,306	2,580
CH Robinson Worldwide Inc	4,905	412

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cintas Corp	3,012	$506
Copart Inc *	7,100	339
CSX Corp	27,572	1,713
Cummins Inc	5,044	674
Deere & Co	11,006	1,642
Delta Air Lines Inc, Cl A	21,413	1,069
Dover Corp	5,237	372
Eaton Corp PLC	14,815	1,017
Emerson Electric Co	21,615	1,291
Equifax Inc	4,230	394
Expeditors International of Washington Inc	5,909	402
Fastenal Co, Cl A	10,009	523
FedEx Corp	8,305	1,340
Flowserve Corp	4,800	182
Fluor Corp	4,944	159
Fortive Corp	10,187	689
Fortune Brands Home & Security Inc	5,000	190
General Dynamics Corp	9,630	1,514
General Electric Co	299,109	2,264
Harris Corp	4,000	539
Honeywell International Inc	25,451	3,363
Huntington Ingalls Industries Inc, Cl A	1,500	285
IHS Markit Ltd *	12,500	600
Illinois Tool Works Inc	10,429	1,321
Ingersoll-Rand PLC	8,604	785
Jacobs Engineering Group Inc	4,304	252
JB Hunt Transport Services Inc	3,100	288
Johnson Controls International PLC	31,609	937
Kansas City Southern	3,600	344
L3 Technologies Inc	2,723	473
Lockheed Martin Corp	8,536	2,235
Masco Corp	10,968	321
Nielsen Holdings PLC	12,400	289
Norfolk Southern Corp	9,330	1,395
Northrop Grumman Corp	5,923	1,451
PACCAR Inc	12,191	697
Parker-Hannifin Corp, Cl A	4,471	667
Pentair PLC	5,266	199
Quanta Services Inc	5,400	163
Raytheon Co	9,873	1,514
Republic Services Inc	7,683	554
Robert Half International Inc	4,432	254
Rockwell Automation Inc	4,130	621
Rollins Inc	5,400	195
Roper Technologies Inc	3,600	959
Snap-on Inc	1,953	284
Southwest Airlines Co, Cl A	17,662	821
Stanley Black & Decker Inc	5,140	615
Textron Inc	8,607	396
TransDigm Group Inc *	1,700	578
Union Pacific Corp	25,393	3,510
United Continental Holdings Inc *	8,000	670

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Parcel Service Inc, Cl B	23,924	$2,333
United Rentals Inc *	2,800	287
United Technologies Corp	27,944	2,975
Verisk Analytics Inc, Cl A *	5,800	632
Waste Management Inc	13,528	1,204
WW Grainger Inc	1,565	442
Xylem Inc/NY	6,400	427

		66,820

Information Technology – 19.8%
Accenture PLC, Cl A	21,904	3,089
Adobe Inc *	16,841	3,810
Advanced Micro Devices Inc *	30,000	554
Akamai Technologies Inc *	5,504	336
Alliance Data Systems Corp	1,700	255
Amphenol Corp, Cl A	10,309	835
Analog Devices Inc	12,671	1,088
ANSYS Inc *	2,800	400
Apple Inc	155,482	24,526
Applied Materials Inc	33,650	1,102
Arista Networks Inc *	1,800	379
Autodesk Inc, Cl A *	7,517	967
Automatic Data Processing Inc	15,059	1,975
Broadcom Inc	14,246	3,622
Broadridge Financial Solutions Inc	4,100	395
Cadence Design Systems Inc *	9,900	430
Cisco Systems Inc	154,961	6,714
Citrix Systems Inc	4,542	465
Cognizant Technology Solutions Corp, Cl A	20,005	1,270
Corning Inc, Cl B	28,008	846
DXC Technology Co	9,530	507
F5 Networks Inc, Cl A *	2,000	324
Fidelity National Information Services Inc, Cl B	11,265	1,155
Fiserv Inc, Cl A *	13,920	1,023
FleetCor Technologies Inc *	3,100	576
FLIR Systems Inc	4,900	213
Fortinet Inc *	4,900	345
Gartner Inc *	3,100	396
Global Payments Inc	5,500	567
Hewlett Packard Enterprise Co	49,491	654
HP Inc	54,191	1,109
Intel Corp	157,263	7,380
International Business Machines Corp	31,333	3,562
Intuit Inc	8,886	1,749
IPG Photonics Corp *	1,300	147
Jack Henry & Associates Inc	2,700	342
Juniper Networks Inc	12,300	331
Keysight Technologies Inc *	6,600	410
KLA-Tencor Corp	5,171	463
Lam Research Corp	5,322	725
Mastercard Inc, Cl A	31,317	5,908

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Maxim Integrated Products Inc	9,400	$478
Microchip Technology Inc (A)	8,204	590
Micron Technology Inc *	38,369	1,217
Microsoft Corp	266,489	27,067
Motorola Solutions Inc	5,689	654
NetApp Inc	8,685	518
NVIDIA Corp	20,965	2,799
Oracle Corp, Cl B	87,723	3,961
Paychex Inc	11,169	728
PayPal Holdings Inc *	40,549	3,410
Qorvo Inc *	4,200	255
QUALCOMM Inc	41,654	2,371
Red Hat Inc *	6,100	1,071
salesforce.com Inc *	26,309	3,604
Seagate Technology PLC	9,100	351
Skyworks Solutions Inc	6,304	422
Symantec Corp, Cl A	21,647	409
Synopsys Inc *	5,200	438
TE Connectivity Ltd	11,709	886
Texas Instruments Inc	33,066	3,125
Total System Services Inc	5,789	471
VeriSign Inc *	3,700	549
Visa Inc, Cl A	60,518	7,985
Western Digital Corp	10,074	372
Western Union Co/The	15,734	268
Xerox Corp	7,576	150
Xilinx Inc	8,609	733

		145,826

Materials – 2.7%
Air Products & Chemicals Inc	7,526	1,205
Albemarle Corp	3,800	293
Avery Dennison Corp	3,015	271
Ball Corp	11,572	532
Celanese Corp, Cl A	4,700	423
CF Industries Holdings Inc	8,250	359
DowDuPont Inc	79,021	4,226
Eastman Chemical Co	4,820	352
Ecolab Inc	8,734	1,287
FMC Corp	4,800	355
Freeport-McMoRan Inc, Cl B	50,836	524
International Flavors & Fragrances Inc	3,494	469
International Paper Co	14,174	572
Linde PLC	18,920	2,952
LyondellBasell Industries NV, Cl A	10,804	898
Martin Marietta Materials Inc, Cl A	2,200	378
Mosaic Co/The	12,709	371
Newmont Mining Corp	18,725	649
Nucor Corp	10,895	565
Packaging Corp of America	3,400	284
PPG Industries Inc	8,190	837
Sealed Air Corp	5,328	186

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sherwin-Williams Co/The, Cl A	2,816	$1,108
Vulcan Materials Co	4,649	459
Westrock Co	8,784	332

		19,887

Real Estate – 2.9%
Alexandria Real Estate Equities Inc ‡	3,800	438
American Tower Corp, Cl A ‡	15,100	2,389
Apartment Investment & Management Co, Cl A ‡	5,539	243
AvalonBay Communities Inc ‡	4,708	819
Boston Properties Inc ‡	5,400	608
CBRE Group Inc, Cl A *	11,009	441
Crown Castle International Corp ‡	14,204	1,543
Digital Realty Trust Inc, Cl A ‡	7,100	757
Duke Realty Corp ‡	12,700	329
Equinix Inc ‡	2,756	972
Equity Residential ‡	12,744	841
Essex Property Trust Inc ‡	2,300	564
Extra Space Storage Inc ‡	4,400	398
Federal Realty Investment Trust ‡	2,600	307
HCP Inc ‡	16,300	455
Host Hotels & Resorts Inc ‡	25,174	420
Iron Mountain Inc ‡	10,238	332
Kimco Realty Corp ‡	14,013	205
Macerich Co/The ‡	3,904	169
Mid-America Apartment Communities Inc ‡	3,900	373
Prologis Inc ‡	21,699	1,274
Public Storage ‡	5,233	1,059
Realty Income Corp ‡	10,200	643
Regency Centers Corp ‡	5,899	346
SBA Communications Corp, Cl A *‡	3,900	631
Simon Property Group Inc ‡	10,706	1,799
SL Green Realty Corp ‡	3,000	237
UDR Inc ‡	9,500	376
Ventas Inc ‡	12,132	711
Vornado Realty Trust ‡	6,077	377
Welltower Inc ‡	13,100	909
Weyerhaeuser Co ‡	26,361	576

		21,541

Utilities – 3.3%
AES Corp/VA	22,990	332
Alliant Energy Corp	8,400	355
Ameren Corp	8,353	545
American Electric Power Co Inc	16,915	1,264
American Water Works Co Inc	6,300	572
CenterPoint Energy Inc	17,185	485
CMS Energy Corp	9,901	492
Consolidated Edison Inc	10,833	828
Dominion Energy Inc	23,140	1,654
DTE Energy Co	6,345	700

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Duke Energy Corp	24,516	$2,116
Edison International	11,157	633
Entergy Corp	6,364	548
Evergy Inc	8,999	511
Eversource Energy	10,935	711
Exelon Corp	33,455	1,509
FirstEnergy Corp	16,723	628
NextEra Energy Inc	16,420	2,854
NiSource Inc	12,592	319
NRG Energy Inc	10,013	397
PG&E Corp *	17,629	419
Pinnacle West Capital Corp	3,949	336
PPL Corp	24,571	696
Public Service Enterprise Group Inc	17,530	912
SCANA Corp	5,004	239
Sempra Energy	9,370	1,014
Southern Co/The	35,635	1,565
WEC Energy Group Inc	10,819	749
Xcel Energy Inc	17,536	864

		24,247

Total Common Stock (Cost $329,098) ($ Thousands)		725,774

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION – 0.1%
U.S. Treasury Bills 2.516%, 06/20/2019 (C)(D)	$800	$791

Total U.S. Treasury Obligation (Cost $791) ($ Thousands)		791

	Shares

AFFILIATED PARTNERSHIP – 0.1%
SEI Liquidity Fund, L.P. 2.420% **†(B)	727,513	727

Total Affiliated Partnership (Cost $728) ($ Thousands)		727

CASH EQUIVALENT – 0.3%
SEI Daily Income Trust, Government Fund,
Cl F 2.200%**†	2,447,840	2,448

Total Cash Equivalent (Cost $2,448) ($ Thousands)		2,448

Total Investments in Securities – 99.1% (Cost $333,065) ($ Thousands)		$729,740

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	88	Mar-2019	$11,532	$11,023	$(509)

Percentages are based on Net Assets of $736,109 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2018. The total market value of securities on loan at December 31, 2018 was $715 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2018 was $727 ($ Thousands).
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

Cl – Class

L.P. – Limited Partnership

Ltd – Limited

PLC – Public Limited Company

S&P – Standard & Poor’s

The following is a list of the levels of inputs used as of December 31, 2018 in valuing the fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$725,774	$–	$–	$725,774
U.S. Treasury Obligation	–	791	–	791
Affiliated Partnership	–	727	–	727
Cash Equivalent	2,448	–	–	2,448

Total Investments in Securities	$728,222	$1,518	$–	$729,740

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(509)	$–	$–	$(509)

Total Other Financial Instruments	$(509)	$–	$–	$(509)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

S&P 500 Index Fund (Continued)

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$1,791	$3,846	$(4,910)	$ —	$ —	$727	$5
SEI Daily Income Trust, Government Fund, Cl F	18,431	23,822	(39,805)	—	—	2,448	56

Totals	$20,222	$27,668	$(44,715)	$ —	$ —	$3,175	$61

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Small Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.1%
Communication Services – 3.0%
Boingo Wireless Inc *	74,954	$1,542
Cable One Inc	2,629	2,156
Care.com Inc *	5,253	102
Cargurus Inc, Cl A *	13,899	469
Cogent Communications Holdings Inc	46,122	2,085
Criteo SA ADR *	45,990	1,045
Intelsat SA *	18,600	398
Iridium Communications Inc *	30,847	569
Marcus Corp/The	13,551	535
National CineMedia Inc	13,247	86
Nexstar Media Group Inc, Cl A	30,580	2,405
QuinStreet Inc *	35,075	569
Shenandoah Telecommunications Co	25,331	1,121
TechTarget Inc *	6,568	80
Tribune Media Co, Cl A	29,289	1,329
Vonage Holdings Corp *	140,697	1,228
World Wrestling Entertainment Inc, Cl A	9,499	710

		16,429

Consumer Discretionary – 14.3%
Advance Auto Parts Inc	7,768	1,223
American Eagle Outfitters Inc	18,571	359
Asbury Automotive Group Inc *	7,967	531
Ascena Retail Group Inc *	54,415	137
Big Lots Inc	182,315	5,273
BJ’s Restaurants Inc	10,166	514
Bloomin’ Brands Inc	116,674	2,087
Boot Barn Holdings Inc *	489	8
Bright Horizons Family Solutions Inc *	5,142	573
Brinker International Inc	7,557	332
Callaway Golf Co	10,686	163
Carrols Restaurant Group Inc *	13,667	134
Carter’s Inc	13,187	1,076
Cheesecake Factory Inc/The (A)	92,094	4,007
Chegg Inc *	19,030	541
Clarus Corp	6,226	63
Conn’s Inc *(A)	60,317	1,138
Cooper Tire & Rubber Co	54,232	1,753
Core-Mark Holding Co Inc, Cl A	35,521	826
Crocs Inc *	44,945	1,168
Dave & Buster’s Entertainment Inc	27,284	1,216
Deckers Outdoor Corp *	6,748	863
Del Frisco’s Restaurant Group Inc *	72,228	516
Denny’s Corp, Cl A *	31,000	502
Dine Brands Global Inc	7,038	474
Domino’s Pizza Inc	6,378	1,582
Dorman Products Inc *	6,215	559
DSW Inc, Cl A	4,313	106
El Pollo Loco Holdings Inc *	46,075	699
Eldorado Resorts Inc *	60,380	2,186
Etsy Inc *	30,708	1,461

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Expedia Group Inc	1,872	$211
Five Below Inc *	4,798	491
Fox Factory Holding Corp *	8,353	492
Gentherm Inc *	21,397	855
Grand Canyon Education Inc *	3,119	300
Gray Television Inc *	30,542	450
GrubHub Inc *	8,812	677
Helen of Troy Ltd *	5,085	667
Horizon Global Corp *(A)	101,706	145
Jack in the Box Inc	29,606	2,298
K12 Inc *	23,864	592
KB Home	1,500	29
LCI Industries	14,956	999
LKQ Corp *	49,902	1,184
Malibu Boats Inc, Cl A *	8,814	307
Marine Products Corp	4,155	70
MasterCraft Boat Holdings Inc *	6,834	128
Matthews International Corp, Cl A	21,906	890
Michaels Cos Inc/The *(A)	49,905	676
Modine Manufacturing Co *	293,632	3,174
Monro Inc	7,699	529
Movado Group Inc	8,779	278
Murphy USA Inc *	20,728	1,589
Oxford Industries Inc, Cl A	13,499	959
PetMed Express Inc (A)	28,018	652
Planet Fitness Inc, Cl A *	11,208	601
PlayAGS Inc *	64,256	1,478
Polaris Industries Inc	7,481	574
Pool Corp	16,702	2,483
RH *(A)	1,632	196
Rocky Brands Inc	1,022	27
RTW RetailWinds Inc *	33,754	95
Ruth’s Hospitality Group Inc	8,049	183
Sally Beauty Holdings Inc *	12,925	220
SeaWorld Entertainment Inc *	16,433	363
Service Corp International/US	38,743	1,560
ServiceMaster Global Holdings Inc *	12,218	449
Shoe Carnival Inc	6,562	220
Shutterfly Inc *	20,376	820
Shutterstock Inc	13,626	491
Six Flags Entertainment Corp	22,413	1,247
Skechers U.S.A. Inc, Cl A *	226,862	5,193
Skyline Champion Corp	748	11
Sleep Number Corp *	4,875	155
Stamps.com Inc *	8,734	1,359
Steven Madden Ltd	21,642	655
Strategic Education Inc	24,997	2,835
Tailored Brands Inc (A)	25,472	347
Taylor Morrison Home Corp, Cl A *	27,097	431
Thor Industries Inc	12,764	664
Town Sports International Holdings Inc *	10,084	65
Tractor Supply Co	22,688	1,893

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Turtle Beach Corp *(A)	5,026	$72
Vail Resorts Inc	5,536	1,167
Vera Bradley Inc *	10,291	88
Vista Outdoor Inc *	56,654	643
Weight Watchers International Inc *	24,227	934
Wingstop Inc, Cl A	8,038	516
Wyndham Hotels & Resorts Inc	22,450	1,019

		79,766

Consumer Staples – 5.8%
Andersons Inc/The	36,848	1,101
B&G Foods Inc, Cl A (A)	31,398	908
Boston Beer Co Inc/The, Cl A *	129	31
Calavo Growers Inc	19,558	1,427
Casey’s General Stores Inc	10,020	1,284
Central Garden & Pet Co, Cl A *	55,134	1,723
Chefs’ Warehouse Inc/The *	23,091	738
Church & Dwight Co Inc	27,135	1,784
Conagra Brands Inc	1	–
Darling Ingredients Inc *	100,546	1,934
Freshpet Inc *	13,239	426
Hain Celestial Group Inc/The *	307,384	4,875
Hostess Brands Inc, Cl A *	178,802	1,956
J&J Snack Foods Corp	10,464	1,513
Lancaster Colony Corp	3,046	539
Medifast Inc	5,296	662
Natural Grocers by Vitamin Cottage Inc *	31,608	485
Performance Food Group Co *	39,659	1,280
Pilgrim’s Pride Corp *	251,425	3,900
Sanderson Farms Inc	7,518	746
Simply Good Foods Co/The *	34,209	647
Spectrum Brands Holdings Inc	15,992	676
TreeHouse Foods Inc *	46,046	2,335
USANA Health Sciences Inc *	6,645	782
Village Super Market Inc, Cl A	2,514	67
WD-40 Co	3,066	562

		32,381

Energy – 2.5%
Adams Resources & Energy Inc	1,843	71
Arch Coal Inc	212	18
Cabot Oil & Gas Corp	58,450	1,306
Callon Petroleum Co *	147,982	960
Carrizo Oil & Gas Inc *	114,929	1,298
Denbury Resources Inc *	69,506	119
Energy Fuels Inc/Canada *	47,145	134
Evolution Petroleum Corp	16,448	112
Gulfport Energy Corp *	448,374	2,937
Helix Energy Solutions Group Inc *	37,378	202
Mammoth Energy Services Inc	4,975	90
Newpark Resources Inc, Cl A *	6,997	48
Nine Energy Service Inc *	3,673	83

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Northern Oil and Gas Inc *	73,841	$167
PBF Energy Inc, Cl A	49,367	1,613
Phillips 66 Partners LP (B)	24,467	1,030
Profire Energy Inc *	3,048	4
ProPetro Holding Corp *	4,794	59
Range Resources Corp	256,792	2,458
Renewable Energy Group Inc *	7,532	194
Select Energy Services Inc, Cl A *	50,015	316
SRC Energy Inc *	76,847	361
Transocean Ltd *	1	–
W&T Offshore Inc *	47,149	194

		13,774

Financials – 18.3%
Affiliated Managers Group Inc	33,706	3,284
American Equity Investment Life Holding Co	209,695	5,859
American National Bankshares Inc	1,963	58
Arbor Realty Trust Inc	25,731	259
Atlantic Capital Bancshares Inc *	11,299	185
Axos Financial Inc *	31,453	792
Banc of California Inc	47,627	634
Bancorp Inc/The *	144,756	1,152
Bank of Commerce Holdings	7,000	77
Bank of Marin Bancorp	2,622	108
Bank of NT Butterfield & Son Ltd/The	55,232	1,732
Bank OZK	70,431	1,608
BankUnited Inc	232,705	6,967
Baycom Corp *	5,801	134
Blackstone Mortgage Trust Inc, Cl A	65,686	2,093
Bridgewater Bancshares Inc *	5,439	57
Cadence BanCorp, Cl A	8,741	147
Capstar Financial Holdings Inc	6,167	91
Century Bancorp Inc/MA, Cl A	773	52
Chemical Financial Corp	28,657	1,049
CNO Financial Group Inc	347,436	5,170
Cohen & Steers Inc	33,449	1,148
Cowen Inc, Cl A *(A)	139,519	1,861
Dynex Capital Inc ‡	5,098	29
Eagle Bancorp Inc *	21,781	1,061
eHealth Inc *	18,962	729
Employers Holdings Inc	5,528	232
Enova International Inc *	15,082	293
Enterprise Financial Services Corp	4,368	164
Essent Group Ltd *	9,003	308
Evercore Inc, Cl A	14,093	1,008
EZCORP Inc, Cl A *	9,834	76
FactSet Research Systems Inc	6,735	1,348
Federal Agricultural Mortgage Corp, Cl C	2,003	121
Federated Investors Inc, Cl B	15,082	400
First American Financial Corp	27,114	1,210
First BanCorp/Puerto Rico	48,338	416
First Citizens BancShares Inc/NC, Cl A	1,066	402

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Commonwealth Financial Corp	368,170	$4,447
First Financial Corp/IN	3,004	121
First Financial Northwest Inc	6,167	95
First Horizon National Corp	95,191	1,253
First Northwest Bancorp	6,681	99
FNB Corp/PA (A)	731,729	7,200
Franklin Financial Network Inc	2,252	59
Genworth Financial Inc, Cl A *	17,686	82
Great Southern Bancorp Inc	2,897	133
Great Western Bancorp Inc	144,237	4,507
Green Dot Corp, Cl A *	19,020	1,512
Hamilton Lane Inc, Cl A	7,199	266
Hanover Insurance Group Inc/The, Cl A	5,395	630
Health Insurance Innovations Inc, Cl A *(A)	36,054	964
Heartland Financial USA Inc	5,701	251
Hercules Capital Inc, Cl A	123,032	1,359
Heritage Commerce Corp	8,256	94
Home BancShares Inc/AR	113,576	1,856
HomeStreet Inc *	7,196	153
IBERIABANK Corp	30,819	1,981
Independent Bank Corp/MI	5,173	109
International. FCStone Inc *	5,121	187
Investar Holding Corp	3,110	77
Kemper Corp, Cl A	1,388	92
MarketAxess Holdings Inc	8,223	1,738
MB Financial Inc	38,037	1,507
Merchants Bancorp/IN	8,493	170
Metropolitan Bank Holding Corp *	2,340	72
Moelis & Co, Cl A	5,123	176
MSCI Inc, Cl A	9,996	1,474
National General Holdings Corp	336,590	8,149
OFG Bancorp	101,036	1,663
Old Line Bancshares Inc	2,189	58
Old Second Bancorp Inc	7,999	104
On Deck Capital Inc *	25,678	151
Pacific Mercantile Bancorp *	10,527	75
PCSB Financial Corp	7,646	150
PennyMac Financial Services Inc	6,660	142
PennyMac Mortgage Investment Trust ‡	12,994	242
Popular Inc	9,419	445
Primerica Inc	1,267	124
Prosperity Bancshares Inc	22,756	1,418
Radian Group Inc	23,656	387
RBB Bancorp	7,055	124
Republic Bancorp Inc/KY, Cl A	4,781	185
Selective Insurance Group Inc	2,027	124
Sterling Bancorp/DE	127,282	2,101
TriState Capital Holdings Inc *	10,307	201
Umpqua Holdings Corp	372,261	5,919
Union Bankshares Inc/Morrisville VT	1,486	71
United Bankshares Inc/WV	43,969	1,368
Unity Bancorp Inc	3,176	66

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Universal Insurance Holdings Inc	14,184	$538
Univest Corp of Pennsylvania	55,291	1,193
Veritex Holdings Inc	10,796	231
Waddell & Reed Financial Inc, Cl A (A)	23,162	419
Walker & Dunlop Inc	4,472	193
Wintrust Financial Corp	15,548	1,034

		101,853

Health Care – 13.2%
Acceleron Pharma Inc *	10,280	448
Aclaris Therapeutics Inc *	17,876	132
Aerie Pharmaceuticals Inc *	12,393	447
Akebia Therapeutics Inc *	40,516	224
Aldeyra Therapeutics Inc *	46,864	389
Amedisys Inc *	6,697	784
Amphastar Pharmaceuticals Inc *	23,000	458
Antares Pharma Inc *	62,742	171
Aratana Therapeutics Inc *	15,887	97
AtriCure Inc *	18,024	552
BioCryst Pharmaceuticals Inc *	52,369	423
BioMarin Pharmaceutical Inc *	9,264	789
BioSpecifics Technologies Corp *	2,347	142
Bio-Techne Corp	2,765	400
BioTelemetry Inc *	39,224	2,342
Cambrex Corp *	4,074	154
Cantel Medical Corp	9,759	727
CareDx Inc *	22,434	564
Charles River Laboratories International Inc *	9,377	1,061
Chemed Corp	5,177	1,467
Clovis Oncology Inc *	7,709	138
Codexis Inc *	20,632	345
Collegium Pharmaceutical Inc *(A)	22,142	380
CorVel Corp *	2,996	185
CryoLife Inc *	16,389	465
Eagle Pharmaceuticals Inc/DE *	4,664	188
Emergent BioSolutions Inc *	45,522	2,699
Enanta Pharmaceuticals Inc *	2,227	158
Encompass Health Corp	36,886	2,276
Endo International PLC *	18,748	137
Ensign Group Inc/The	55,997	2,172
Genomic Health Inc *	15,933	1,026
Guardant Health Inc *	10,912	410
Haemonetics Corp *	6,584	659
Halozyme Therapeutics Inc *	3,842	56
HMS Holdings Corp *	21,289	599
Horizon Pharma Plc *	27,483	537
Innoviva Inc *	11,681	204
Inogen Inc *	2,442	303
Inovalon Holdings Inc, Cl A *	24,000	340
Insmed Inc *	14,943	196
Inspire Medical Systems Inc *	13,763	581

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Integer Holdings Corp *	15,273	$1,165
Integra LifeSciences Holdings Corp *	36,823	1,661
iRadimed Corp *	2,933	72
iRhythm Technologies Inc *	5,916	411
Jazz Pharmaceuticals PLC *	3,639	451
LHC Group Inc *	6,467	607
Ligand Pharmaceuticals Inc *	21,733	2,949
Loxo Oncology Inc *	1,091	153
Magellan Health Inc *	44,809	2,549
Masimo Corp *	8,837	949
Medidata Solutions Inc *	11,184	754
MEDNAX Inc *	11,764	388
Medpace Holdings Inc *	17,132	907
Meridian Bioscience Inc	11,313	196
Merit Medical Systems Inc *	12,028	671
Molina Healthcare Inc *	9,079	1,055
Myriad Genetics Inc *	60,147	1,748
Nektar Therapeutics, Cl A *	23,236	764
NeoGenomics Inc *	146,169	1,843
Neurocrine Biosciences Inc *	5,571	398
NextGen Healthcare Inc *	14,467	219
Nuvectra Corp *	44,287	724
Omnicell Inc *	42,999	2,633
Optinose Inc *(A)	33,722	209
Pacira Pharmaceuticals Inc/DE *	15,858	682
Patterson Cos Inc	38,067	748
PDL BioPharma Inc *	63,471	184
Perrigo Co PLC	12,624	489
PetIQ Inc, Cl A *	15,433	362
PRA Health Sciences Inc *	4,317	397
Premier Inc, Cl A *	57,781	2,158
Prestige Consumer Healthcare Inc, Cl A *	66,885	2,065
Progenics Pharmaceuticals Inc *	28,875	121
Proteostasis Therapeutics Inc *	75,277	244
Puma Biotechnology Inc *	14,386	293
Quest Diagnostics Inc	12,198	1,016
Reata Pharmaceuticals Inc, Cl A *	6,915	388
Repligen Corp *	12,928	682
ResMed Inc	15,304	1,743
Retrophin Inc *	28,619	648
Sarepta Therapeutics Inc *	2,803	306
SeaSpine Holdings Corp *	66,094	1,206
SIGA Technologies Inc *	12,034	95
Simulations Plus Inc	3,716	74
STAAR Surgical Co *	10,183	325
STERIS PLC	15,851	1,694
Supernus Pharmaceuticals Inc *	71,349	2,370
Tabula Rasa HealthCare Inc *	6,238	398
Tactile Systems Technology Inc *	9,697	442
Tandem Diabetes Care Inc *	9,890	375
Teleflex Inc	6,214	1,606
Vanda Pharmaceuticals Inc *	25,404	664

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Veracyte Inc *	41,938	$528
Vericel Corp *	36,958	643
Viking Therapeutics Inc *(A)	73,898	565
Vocera Communications Inc *	13,563	534

		73,346

Industrials – 15.8%
ACCO Brands Corp	178,992	1,214
Actuant Corp, Cl A	35,967	755
ADT Inc (A)	191,845	1,153
AECOM *	127,076	3,368
Aerovironment Inc *	7,942	540
Albany International Corp, Cl A	7,870	491
Allison Transmission Holdings Inc	8,749	384
Altra Industrial Motion Corp	33,126	833
American Superconductor Corp *	40,343	450
Apogee Enterprises Inc	162,044	4,837
ArcBest Corp	7,203	247
ASGN Inc *	29,308	1,597
Atkore International Group Inc *	17,930	356
Atlas Air Worldwide Holdings Inc *	115,856	4,888
Axon Enterprise Inc *	1,160	51
Badger Meter Inc	30,785	1,515
Barrett Business Services Inc	939	54
BMC Stock Holdings Inc *	6,318	98
Brady Corp, Cl A	8,121	353
Brink’s Co/The	21,222	1,372
BWX Technologies Inc, Cl W	30,326	1,159
Casella Waste Systems Inc, Cl A *	15,642	446
Chart Industries Inc *	1,941	126
Cimpress NV *	11,058	1,144
CIRCOR International Inc	16,034	342
Clean Harbors Inc *	20,671	1,020
Comfort Systems USA Inc	3,219	141
Commercial Vehicle Group Inc *	6,080	35
Continental Building Products Inc *	17,305	440
CoStar Group Inc *	2,290	772
DXP Enterprises Inc/TX *	1,788	50
Dycom Industries Inc *	14,162	765
EMCOR Group Inc	19,637	1,172
Energy Recovery Inc *(A)	21,298	143
Ennis Inc	10,306	198
EnPro Industries Inc	19,526	1,174
Esterline Technologies Corp *	4,228	513
Fortress Transportation & Infrastructure Investors LLC (A)(B)	120,654	1,730
Fortune Brands Home & Security Inc	18,568	705
FTI Consulting Inc *	18,470	1,231
Generac Holdings Inc *	26,034	1,294
Global Brass & Copper Holdings Inc	4,852	122
Graham Corp, Cl A	3,344	76
Granite Construction Inc	20,012	806

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Great Lakes Dredge & Dock Corp *	20,827	$138
Greenbrier Cos Inc/The	6,711	265
Harris Corp	9,972	1,343
Harsco Corp *	14,077	280
Healthcare Services Group Inc	25,861	1,039
HEICO Corp	16,861	1,306
Herman Miller Inc	2,733	83
Hexcel Corp, Cl A	21,517	1,234
Hillenbrand Inc	8,279	314
Huron Consulting Group Inc *	30,794	1,580
ICF International Inc, Cl A	7,101	460
Insperity Inc, Cl A	5,758	538
ITT Inc	30,381	1,466
KAR Auction Services Inc	53,811	2,568
Kelly Services Inc, Cl A	33,219	680
Kennametal Inc	26,024	866
Kforce Inc	7,968	246
Korn/Ferry International	32,640	1,291
Kratos Defense & Security Solutions Inc *	43,219	609
LB Foster Co, Cl A *	30,452	484
Lydall Inc *	77,870	1,582
Masonite International Corp *	30,971	1,388
MasTec Inc *	36,534	1,482
Milacron Holdings Corp *	96,730	1,150
MSC Industrial Direct Co Inc, Cl A	8,036	618
Nordson Corp	11,782	1,406
Omega Flex Inc	1,091	59
Park-Ohio Holdings Corp	1,528	47
PGT Innovations Inc *	20,131	319
Primoris Services Corp	11,567	221
Regal Beloit	17,796	1,247
REV Group Inc (A)	133,868	1,005
Rush Enterprises Inc, Cl A	10,294	355
Ryder System Inc	27,763	1,337
Saia Inc *	15,263	852
SkyWest Inc	7,921	352
Snap-on Inc	7,990	1,161
SP Plus Corp *	4,002	118
Spirit Airlines Inc *	8,171	473
SPX FLOW Inc *	14,009	426
Standex International Corp	18,190	1,222
Steelcase Inc, Cl A	28,750	426
Team Inc *(A)	97,872	1,434
Tetra Tech Inc	29,521	1,528
Titan Machinery Inc *	3,968	52
Toro Co/The	20,056	1,121
TransDigm Group Inc *	2,997	1,019
Trex Co Inc *	531	32
TriMas Corp *	50,514	1,379
TriNet Group Inc *	6,774	284
Universal Logistics Holdings Inc	3,404	62
Veritiv Corp *	2,124	53

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vicor Corp *	8,312	$314
WageWorks Inc *	43,081	1,170
Waste Connections Inc	18,386	1,365
Watts Water Technologies Inc, Cl A	14,366	927
Willscot Corp, Cl A *	91,214	859
XPO Logistics Inc *	33,428	1,907

		87,702

Information Technology – 14.8%
A10 Networks Inc *	17,422	109
ACI Worldwide Inc *	52,020	1,439
Alarm.com Holdings Inc *	11,253	584
Alteryx Inc, Cl A *	7,467	444
Appfolio Inc, Cl A *	4,143	245
Aspen Technology Inc *	5,094	419
AVX Corp	22,228	339
Belden Inc	19,914	832
Benefitfocus Inc *	10,602	485
Booz Allen Hamilton Holding Corp, Cl A	10,814	487
Box Inc, Cl A *	62,783	1,060
Broadridge Financial Solutions Inc	11,417	1,099
Cabot Microelectronics Corp	14,028	1,338
CACI International Inc, Cl A *	11,191	1,612
CalAmp Corp *	98,379	1,280
Ciena Corp *	40,666	1,379
Cognex Corp	30,208	1,168
Conduent Inc *	66,254	704
Control4 Corp *	8,085	142
Cornerstone OnDemand Inc *	40,324	2,034
CSG Systems International Inc	4,275	136
Cypress Semiconductor Corp	146,577	1,864
DASAN Zhone Solutions Inc *	4,775	66
Diodes Inc *	11,762	379
Echo Global Logistics Inc *	30,347	617
Elastic NV *(A)	6,285	449
Electro Scientific Industries Inc *	1,531	46
Euronet Worldwide Inc *	5,565	570
Everbridge Inc *	20,744	1,177
EVERTEC Inc	38,629	1,109
Fabrinet *	25,413	1,304
FireEye Inc *	212,439	3,444
Five9 Inc *(A)	45,121	1,973
Glu Mobile Inc *	101,118	816
HubSpot Inc *	3,175	399
Integrated Device Technology Inc *	25,435	1,232
InterDigital Inc	2,253	150
j2 Global Inc	37,756	2,620
Jack Henry & Associates Inc	9,846	1,246
KEMET Corp	22,573	396
Limelight Networks Inc *	252,010	590
Littelfuse Inc	8,120	1,392
LiveRamp Holdings Inc *	12,680	490

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MACOM Technology Solutions Holdings Inc *	168,640	$2,447
ManTech International Corp/VA, Cl A	21,319	1,115
MAXIMUS Inc	32,521	2,117
MobileIron Inc *	37,405	172
MongoDB Inc, Cl A *(A)	6,035	505
Motorola Solutions Inc	13,188	1,517
Nanometrics Inc *	7,972	218
NCR Corp *	124,191	2,866
NETGEAR Inc *	959	50
New Relic Inc *	3,396	275
Novanta Inc *	6,836	431
Okta Inc, Cl A *	7,600	485
ON Semiconductor Corp *	129,829	2,143
Paylocity Holding Corp *	9,116	549
Perficient Inc *	54,952	1,223
Photronics Inc *	13,890	134
Power Integrations Inc	22,599	1,378
Proofpoint Inc *	22,216	1,862
Quantenna Communications Inc *	16,266	233
Rapid7 Inc *	12,289	383
RingCentral Inc, Cl A *	9,714	801
Rudolph Technologies Inc *	414	8
SailPoint Technologies Holding Inc *	7,634	179
Semtech Corp *	68,309	3,133
SMART Global Holdings Inc *	3,352	100
SolarWinds Corp *	28,776	398
SPS Commerce Inc *	11,324	933
Super Micro Computer Inc *	461,989	6,375
Switch Inc, Cl A (A)	89,778	628
Sykes Enterprises Inc *	9,684	240
SYNNEX Corp	17,083	1,381
Trade Desk Inc/The, Cl A *	15,634	1,814
Twilio Inc, Cl A *	4,984	445
Unisys Corp *	14,080	164
Varonis Systems Inc *	3,248	172
Viavi Solutions Inc *	143,511	1,442
Vishay Precision Group Inc *	2,710	82
Wix.com Ltd *	16,969	1,533
WNS Holdings Ltd ADR *	20,185	833
Workiva Inc, Cl A *	14,095	506
Zendesk Inc *	11,843	691
Zscaler Inc *	12,201	478

		82,103

Materials – 5.3%
Allegheny Technologies Inc *	55,250	1,203
B2Gold Corp *	314,977	920
Century Aluminum Co *	84,529	618
Commercial Metals Co, Cl A	189,860	3,042
Ferroglobe Representation *(C)	56,257	–
FutureFuel Corp	13,620	216
HB Fuller Co	20,789	887

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ingevity Corp *	19,877	$1,664
International Flavors & Fragrances Inc	13,340	1,791
Livent Corp *(A)	42,881	592
Louisiana-Pacific Corp	14,668	326
Olin Corp	56,562	1,137
Owens-Illinois Inc	373,670	6,442
Quaker Chemical Corp	7,193	1,278
Rayonier Advanced Materials Inc	14,451	154
Ryerson Holding Corp *	4,542	29
Sensient Technologies Corp	15,203	849
Silgan Holdings Inc	31,968	755
Sonoco Products Co	17,153	911
SunCoke Energy Inc *	15,332	131
United States Steel Corp	170,586	3,111
Valvoline Inc	84,369	1,633
Venator Materials PLC *	45,126	189
Verso Corp *	2,098	47
Warrior Met Coal Inc	15,815	381
WR Grace & Co	21,663	1,406

		29,712

Real Estate – 2.9%
Agree Realty Corp ‡	7,983	472
Alexandria Real Estate Equities Inc ‡	11,746	1,354
Americold Realty Trust ‡	45,640	1,166
Chesapeake Lodging Trust ‡	13,266	323
City Office REIT Inc ‡	2,433	25
Clipper Realty Inc	5,243	69
Columbia Property Trust Inc ‡	66,824	1,293
CoreSite Realty Corp ‡	13,825	1,206
Corporate Office Properties Trust ‡	49,932	1,050
First Industrial Realty Trust Inc ‡	597	17
Franklin Street Properties Corp ‡	27,615	172
Gladstone Commercial Corp ‡	12,452	223
Kennedy-Wilson Holdings Inc	59,669	1,084
Lexington Realty Trust ‡	111,590	916
Marcus & Millichap Inc *	9,187	315
Medical Properties Trust Inc ‡	97,930	1,575
National Storage Affiliates Trust ‡	10,081	267
NexPoint Residential Trust Inc ‡	17,845	625
NorthStar Realty Europe Corp ‡	12,107	176
PotlatchDeltic Corp ‡	10,473	331
Retail Opportunity Investments Corp ‡	62,438	992
RMR Group Inc/The	4,099	218
Ryman Hospitality Properties Inc ‡	19,327	1,289
Safety Income & Growth Inc	4,936	93
STAG Industrial Inc ‡	11,033	274
Tier REIT Inc ‡	22,212	458
Xenia Hotels & Resorts Inc ‡	14,314	246

		16,229

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Telecommunication Services – 0.1%
New York Times Co/The, Cl A	20,950	$467
pdvWireless Inc *	9,719	363

		830

Utilities – 2.1%
Algonquin Power & Utilities Corp	142,850	1,436
American States Water Co	28,696	1,924
American Water Works Co Inc	15,056	1,367
AquaVenture Holdings Ltd *	6,167	117
Atlantic Power Corp *(A)	28,897	63
Black Hills Corp, Cl A	14,752	926
Clearway Energy Inc, Cl C	65,823	1,135
Hawaiian Electric Industries Inc	25,209	923
IDACORP Inc, Cl A	11,985	1,115
Portland General Electric Co	54,156	2,483
Pure Cycle Corp *	8,100	80
Vivint Solar Inc *	15,066	57

		11,626

Total Common Stock (Cost $587,935) ($ Thousands)		545,751

EXCHANGE TRADED FUND – 0.2%
iShares Russell 2000 Value ETF (A)	11,706	1,259

Total Exchange Traded Fund (Cost $1,505) ($ Thousands)		1,259

AFFILIATED PARTNERSHIP – 3.2%
SEI Liquidity Fund, L.P. 2.420% **†(D)	17,961,462	17,958

Total Affiliated Partnership (Cost $17,961) ($ Thousands)		17,958

CASH EQUIVALENT – 1.7%
SEI Daily Income Trust, Government Fund, Cl F 2.200%**†	9,224,046	9,224

Total Cash Equivalent (Cost $9,224) ($ Thousands)		9,224

Total Investments in Securities – 103.2% (Cost $616,625) ($ Thousands)		$574,192

Percentages are based on Net Assets of $556,127 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2018. The total market value of securities on loan at December 31, 2018 was $16,960 ($ Thousands).
(B)	Security is a Master Limited Partnership. At December 31, 2018, such securities amounted to $2,760 ($ Thousands), or 0.5% of the net assets of the Fund.
(C)	Securities considered illiquid. The total value of such securities as of December 31, 2018 was $1,663 ($ Thousands) and represented 0.3% of the Net Assets of the Fund.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2018 was $17,958 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

REIT – Real Estate investment Trust

SPX – Standard & Poor’s 500 Index

The following is a list of the levels of inputs used as of December 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$545,751	$–	$–	$545,751
Exchange Traded Fund	1,259	–	–	1,259
Affiliated Partnership	–	17,958	–	17,958
Cash Equivalent	9,224	–	–	9,224

Total Investments in Securities	$556,234	$17,958	$–	$574,192

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Small Cap Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$50,875	$23,702	$(56,621)	$–	$ 2	$17,958	$ 88
SEI Daily Income Trust, Government Fund, Cl F	16,607	25,125	(32,508)	–	–	9,224	61

Totals	$67,482	$48,827	$(89,129)	$–	$ 2	$27,182	$149

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.9%
Communication Services – 2.3%
AMC Networks Inc, Cl A *(A)	21,274	$1,167
Entercom Communications Corp	80,728	461
Entravision Communications Corp, Cl A	17,834	52
Gannett Co Inc	30,798	263
IAC/InterActiveCorp *	23,480	4,298
Nexstar Media Group Inc, Cl A (A)	7,126	560

		6,801

Consumer Discretionary – 13.2%
Aaron’s Inc	21,293	895
Abercrombie & Fitch Co, Cl A	10,950	220
American Axle & Manufacturing Holdings Inc *(A)	50,601	562
American Eagle Outfitters Inc	7,315	141
American Public Education Inc *	3,837	109
Bassett Furniture Industries	3,512	70
Beazer Homes USA Inc, Cl A *	44,665	423
Bed Bath & Beyond Inc (A)	35,132	398
Big Lots Inc (A)	104,279	3,016
Bloomin’ Brands Inc	58,429	1,045
Bojangles’ Inc *	2,969	48
Brinker International Inc (A)	11,558	508
Buckle Inc/The	3,436	66
Cheesecake Factory Inc/The (A)	41,967	1,826
Chico’s FAS Inc	9,091	51
Children’s Place Inc/The (A)	4,395	396
Citi Trends Inc	1,018	21
Cooper Tire & Rubber Co (A)	26,635	861
Cooper-Standard Holdings Inc *	17,934	1,114
CSS Industries Inc	30,142	270
Dana Inc	67,704	923
Deckers Outdoor Corp *	9,300	1,190
Dick’s Sporting Goods Inc (A)	33,402	1,042
Ethan Allen Interiors Inc	12,412	218
EW Scripps Co/The, Cl A	8,446	133
Express Inc *(A)	73,091	374
Extended Stay America Inc	68,637	1,064
GameStop Corp, Cl A (A)	12,532	158
Genesco Inc *	11,951	529
Gentherm Inc *	10,034	401
Group 1 Automotive Inc	10,281	542
Haverty Furniture Cos Inc	31,365	589
Hibbett Sports Inc *	8,723	125
K12 Inc *	9,558	237
KB Home	11,801	225
La-Z-Boy Inc, Cl Z	27,791	770
Liberty Expedia Holdings Inc, Cl A *	14,089	551
Lithia Motors Inc, Cl A	19,776	1,510
MDC Holdings Inc	25,546	718
Meritage Homes Corp *	12,986	477
Modine Manufacturing Co *	187,463	2,026

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Murphy USA Inc *	4,762	$365
Office Depot Inc	373,098	963
PetMed Express Inc	18,646	434
Pier 1 Imports Inc	22,101	7
Potbelly Corp *	7,888	64
Red Robin Gourmet Burgers Inc *	3,219	86
Sally Beauty Holdings Inc *(A)	44,052	751
Shutterstock Inc	1,967	71
Six Flags Entertainment Corp	47,179	2,625
Skechers U.S.A. Inc, Cl A *	111,428	2,551
Sonic Automotive Inc, Cl A (A)	32,356	445
Speedway Motorsports Inc	4,474	73
Stoneridge Inc *	35,858	884
Sturm Ruger & Co Inc (A)	3,232	172
Taylor Morrison Home Corp, Cl A *	17,312	275
Tenneco Inc, Cl A	17,003	466
Tower International Inc	8,666	206
Wendy’s Co/The	80,877	1,262
Williams-Sonoma Inc (A)	14,356	724
ZAGG Inc *	7,769	76

		38,342

Consumer Staples – 3.9%
Andersons Inc/The	18,558	555
B&G Foods Inc, Cl A (A)	43,809	1,266
Conagra Brands Inc	1	–
Hain Celestial Group Inc/The *	114,869	1,822
Hostess Brands Inc, Cl A *(A)	145,793	1,595
Ingles Markets Inc, Cl A (A)	15,321	417
Nature’s Sunshine Products Inc *	1,153	9
Pilgrim’s Pride Corp *	123,394	1,914
Sanderson Farms Inc (A)	2,729	271
SpartanNash Co	45,315	778
Spectrum Brands Holdings Inc	26,651	1,126
United Natural Foods Inc *	8,838	94
Universal Corp/VA	13,796	747
USANA Health Sciences Inc *	1,627	192
Village Super Market Inc, Cl A	16,992	454
Weis Markets Inc	2,858	137

		11,377

Energy – 4.7%
Adams Resources & Energy Inc	553	21
Arch Coal Inc	10,162	843
Callon Petroleum Co *(A)	97,121	630
Carrizo Oil & Gas Inc *	41,695	471
Delek US Holdings Inc	22,994	748
Denbury Resources Inc *(A)	204,679	350
Gulfport Energy Corp *	295,493	1,936
Laredo Petroleum Inc *	88,768	321
McDermott International Inc *(A)	23,392	153
Midstates Petroleum Co Inc *	4,175	31

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Par Pacific Holdings Inc *	10,160	$144
Parsley Energy Inc, Cl A *	81,224	1,298
PBF Energy Inc, Cl A	56,877	1,858
Peabody Energy Corp	18,796	573
Range Resources Corp (A)	127,673	1,222
Renewable Energy Group Inc *(A)	37,631	967
SEACOR Holdings Inc, Cl A *	4,148	153
Southwestern Energy Co *	130,107	444
SRC Energy Inc *	79,485	374
US Silica Holdings Inc (A)	30,039	306
Viper Energy Partners LP (B)	21,373	557
WPX Energy Inc *	8,578	97

		13,497

Financials – 28.2%
Affiliated Managers Group Inc	25,510	2,486
AG Mortgage Investment Trust Inc ‡	26,051	415
American Equity Investment Life Holding Co	106,394	2,973
Apollo Commercial Real Estate Finance Inc ‡(A)	31,106	518
Arbor Realty Trust Inc	75,918	764
ARMOUR Residential Inc ‡(A)	30,003	615
Associated Banc-Corp	53,727	1,063
Banco Latinoamericano de Comercio Exterior SA, Cl E	44,832	776
Bancorp Inc/The *	81,099	646
BankUnited Inc	134,433	4,025
Berkshire Hills Bancorp Inc	30,557	824
BGC Partners Inc, Cl A	301,947	1,561
BlackRock Capital Investment Corp	80,719	427
C&F Financial Corp	1,901	101
Cadence BanCorp, Cl A	5,947	100
Camden National Corp	24,160	869
Cathay General Bancorp	22,462	753
Central Pacific Financial Corp	26,796	652
Central Valley Community Bancorp	3,810	72
Century Bancorp Inc/MA, Cl A	568	38
CIT Group Inc	26,491	1,014
CNO Financial Group Inc	248,592	3,699
Columbia Banking System Inc (A)	76,474	2,775
Community Trust Bancorp Inc	16,481	653
Cowen Inc, Cl A *	76,897	1,026
Crawford & Co, Cl B	5,551	50
Customers Bancorp Inc *	12,199	222
Dime Community Bancshares Inc	9,602	163
Dynex Capital Inc ‡	61,588	352
Enova International Inc *	9,076	177
Federal Agricultural Mortgage Corp, Cl C	19,949	1,206
Federated Investors Inc, Cl B	9,926	264
FGL Holdings *	13,825	92
Fidelity Southern Corp	12,289	320
First Busey Corp	14,021	344

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Citizens BancShares Inc/NC, Cl A	627	$236
First Commonwealth Financial Corp	256,260	3,096
First Community Bankshares Inc	30,754	968
First Financial Northwest Inc (A)	3,251	50
First Internet Bancorp	1,818	37
First Interstate BancSystem Inc, Cl A	9,642	352
First Merchants Corp	29,110	998
First Northwest Bancorp	3,455	51
Flagstar Bancorp Inc	24,594	649
Flushing Financial Corp	45,857	987
FNB Corp/PA (A)	334,784	3,294
FS Bancorp Inc	1,322	57
Fulton Financial Corp	72,078	1,116
Genworth Financial Inc, Cl A *	81,448	380
Granite Point Mortgage Trust Inc	7,303	132
Great Southern Bancorp Inc	7,888	363
Great Western Bancorp Inc	70,822	2,213
Greenlight Capital Re Ltd, Cl A *	9,297	80
Hancock Whitney Corp, Cl A	35,882	1,243
Hanmi Financial Corp	24,310	479
HCI Group Inc	9,303	473
Hercules Capital Inc, Cl A	37,894	419
Hilltop Holdings Inc	19,575	349
HomeStreet Inc *	6,770	144
Hope Bancorp Inc	79,732	946
IBERIABANK Corp	7,423	477
Ladder Capital Corp, Cl A ‡	48,205	746
Legg Mason Inc	30,996	791
Marlin Business Services Corp	3,006	67
Metropolitan Bank Holding Corp *	1,600	49
MFA Financial Inc ‡	69,615	465
MGIC Investment Corp *	118,320	1,238
National General Holdings Corp	124,798	3,021
Nelnet Inc, Cl A	19,209	1,005
New Mountain Finance Corp	40,364	508
OFG Bancorp (C)	126,884	2,088
Old National Bancorp/IN, Cl A	46,821	721
Oppenheimer Holdings Inc, Cl A	6,040	154
Pacific City Financial Corp	2,911	46
PacWest Bancorp	111,336	3,705
Peapack Gladstone Financial Corp	5,630	142
PennantPark Investment Corp	71,225	454
PennyMac Mortgage Investment Trust ‡	40,460	753
Peoples Bancorp Inc/OH	18,760	565
Popular Inc	21,229	1,002
Radian Group Inc	53,901	882
RBB Bancorp	3,718	65
Republic Bancorp Inc/KY, Cl A	30,233	1,171
Shore Bancshares Inc	3,200	47
South State Corp	7,870	472
Starwood Property Trust Inc ‡	108,502	2,139
Sterling Bancorp Inc/MI	3,958	27

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Stewart Information Services Corp	1,299	$54
TCF Financial Corp	71,044	1,385
Tiptree Inc	10,141	57
Two Harbors Investment Corp ‡	48,249	619
Umpqua Holdings Corp	170,903	2,717
Union Bankshares Corp	19,365	547
United Bankshares Inc/WV	21,604	672
Unity Bancorp Inc	2,301	48
Universal Insurance Holdings Inc	18,801	713
Veritex Holdings Inc (A)	6,657	142
Waddell & Reed Financial Inc, Cl A (A)	21,980	397
Walker & Dunlop Inc	2,455	106
Western Asset Mortgage Capital Corp ‡	27,156	226
World Acceptance Corp *	2,502	256

		81,886

Health Care – 3.7%
Acorda Therapeutics Inc *	10,787	168
AMAG Pharmaceuticals Inc *	9,827	149
Anika Therapeutics Inc *	1,130	38
Collegium Pharmaceutical Inc *	1,682	29
Cutera Inc *	2,377	41
Eagle Pharmaceuticals Inc/DE *(A)	2,537	102
Emergent BioSolutions *	3,071	182
Ensign Group Inc/The	2,460	95
FONAR Corp *	1,435	29
Genomic Health Inc *	1,684	109
Globus Medical Inc, Cl A *	880	38
Haemonetics Corp *	3,896	390
Halozyme Therapeutics Inc *	2,795	41
HealthStream Inc	4,564	110
Innoviva Inc *	51,327	896
Lannett Co Inc *(A)	33,931	168
Ligand Pharmaceuticals Inc *(A)	12,201	1,656
Luminex Corp	5,956	138
Magellan Health Inc *	24,778	1,410
Mallinckrodt PLC *(A)	29,688	469
MEDNAX Inc *	5,800	191
Medpace Holdings Inc *(A)	1,725	91
Meridian Bioscience Inc	10,222	177
Molina Healthcare Inc *	3,941	458
Myriad Genetics Inc *	2,835	82
NextGen Healthcare Inc *	9,964	151
Orthofix Medical Inc *	4,175	219
Owens & Minor Inc	26,615	169
Patterson Cos Inc	25,535	502
PDL BioPharma Inc *	74,236	215
Syneos Health Inc, Cl A *(A)	45,840	1,804
Triple-S Management Corp, Cl B *	8,403	146
Utah Medical Products Inc	115	10

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vanda Pharmaceuticals Inc *	4,705	$123

		10,596

Industrials – 14.6%
ACCO Brands Corp	208,561	1,414
AECOM *	62,395	1,654
Aircastle Ltd	31,717	547
Apogee Enterprises Inc (A)	79,231	2,365
ArcBest Corp	15,571	533
Arcosa Inc	–	–
ASGN Inc *	5,307	289
Atlas Air Worldwide Holdings Inc *	72,951	3,078
BMC Stock Holdings Inc *	16,338	253
Briggs & Stratton Corp	29,248	383
Builders FirstSource Inc *	36,043	393
Columbus McKinnon Corp/NY	2,300	69
Costamare Inc	11,635	51
Deluxe Corp	15,176	583
EMCOR Group Inc	4,761	284
Ennis Inc	14,698	283
EnPro Industries Inc	650	39
GATX Corp (A)	–	–
Genesee & Wyoming Inc, Cl A *	43,349	3,209
Global Brass & Copper Holdings Inc	11,899	299
Greenbrier Cos Inc/The (A)	28,561	1,129
Hawaiian Holdings Inc	31,003	819
Herman Miller Inc	25,875	783
Hurco Cos Inc	1,486	53
Hyster-Yale Materials Handling Inc	7,880	488
Interface Inc, Cl A	3,901	56
ITT Inc	9,961	481
JetBlue Airways Corp *	28,671	460
Kaman Corp, Cl A	20,889	1,172
KAR Auction Services Inc	79,285	3,784
Kelly Services Inc, Cl A	18,356	376
Kennametal Inc	12,504	416
LB Foster Co, Cl A *	14,576	232
LSC Communications Inc	5,632	39
Lydall Inc *	38,708	786
Matson Inc	17,207	551
Meritor Inc *	61,364	1,038
Miller Industries Inc/TN	2,667	72
Moog Inc, Cl A	9,961	772
National Presto Industries Inc	350	41
Navigant Consulting Inc	10,113	243
NCI Building Systems Inc *	4,509	33
Park-Ohio Holdings Corp	12,210	375
Preformed Line Products Co	1,138	62
Quad/Graphics Inc (C)	2,626	32
Regal Beloit Corp	14,157	992
Resideo Technologies Inc *	52,372	1,076
REV Group Inc (A)	67,771	509

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RR Donnelley & Sons Co	11,848	$47
SkyWest Inc	33,042	1,469
SP Plus Corp *	6,235	184
Steelcase Inc, Cl A	64,882	962
Sterling Construction Co Inc *	10,585	115
Teledyne Technologies Inc *	10,566	2,188
Terex Corp	28,696	791
Timken Co/The	17,357	648
Trinity Industries Inc	65,054	1,339
Triton International Ltd/Bermuda	21,362	664
TrueBlue Inc *	12,625	281
Universal Forest Products Inc	4,272	111
Vectrus Inc *	4,843	105
Wabash National Corp (A)	76,777	1,004
YRC Worldwide Inc *	5,738	18

		42,522

Information Technology – 10.8%
ACI Worldwide Inc *	120,368	3,331
Advanced Energy Industries Inc *	9,109	391
Amkor Technology Inc *	119,343	783
Anixter International Inc *	2,055	112
Avaya Holdings Corp *(A)	22,040	321
Axcelis Technologies Inc *	30,866	549
Belden Inc	15,680	655
Benchmark Electronics Inc	40,783	864
Ciena Corp *	37,687	1,278
Cirrus Logic Inc *(A)	16,484	547
CommVault Systems Inc *	2,752	163
CSG Systems International Inc	28,085	892
Cypress Semiconductor Corp	144,392	1,837
Diodes Inc *	22,582	728
Immersion Corp *	10,008	90
Insight Enterprises Inc *	37,501	1,528
InterDigital Inc	6,677	443
j2 Global Inc (A)	20,036	1,390
Jabil Inc	36,210	898
Kulicke & Soffa Industries Inc	47,134	955
MKS Instruments Inc	623	40
MoneyGram International Inc *	16,876	34
NCR Corp *(A)	60,687	1,401
NIC Inc	17,683	221
PC Connection Inc	3,001	89
Perficient Inc *	3,962	88
Photronics Inc *	12,222	118
Progress Software Corp	10,808	384
Sanmina Corp *	49,842	1,199
ScanSource Inc *	17,529	603
Silicon Motion Technology Corp ADR	46,616	1,608
SMART Global Holdings Inc *(A)	1,639	49
Super Micro Computer Inc *	226,897	3,131
Sykes Enterprises Inc *(A)	42,647	1,055

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SYNNEX Corp	11,335	$916
Tech Data Corp *	23,936	1,958
TTM Technologies Inc *(A)	43,534	424
Ultra Clean Holdings Inc *	3,405	29
Unisys Corp *(A)	13,958	162
Vishay Intertechnology Inc	3,300	59
Zix Corp *	16,402	94

		31,417

Materials – 8.8%
Ashland Global Holdings Inc	19,127	1,357
B2Gold Corp *	151,948	444
Boise Cascade Co	10,178	243
Cabot Corp	22,786	978
Century Aluminum Co *	43,565	318
Chemours Co/The	23,621	667
Clearwater Paper Corp *(A)	14,475	353
Commercial Metals Co, Cl A	93,227	1,493
Domtar Corp	16,188	569
Ferroglobe Representation *(C)	53,302	–
FMC Corp	52,161	3,858
FutureFuel Corp	6,403	102
Greif Inc, Cl A	14,274	530
Huntsman Corp	32,648	630
Kraton Corp *	20,245	442
Kronos Worldwide Inc	61,066	703
Livent Corp *	46,608	643
Louisiana-Pacific Corp	23,763	528
Owens-Illinois Inc	197,005	3,396
Rayonier Advanced Materials Inc	54,888	585
Schnitzer Steel Industries Inc, Cl A	20,834	449
Schweitzer-Mauduit International Inc	16,373	410
Silgan Holdings Inc	79,724	1,883
Stepan Co	1,522	113
Trinseo SA	20,064	919
United States Steel Corp	83,811	1,529
Valvoline Inc (A)	99,853	1,932
Venator Materials PLC *	19,632	82
Warrior Met Coal Inc	12,008	289

		25,445

Real Estate – 7.3%
Ashford Hospitality Trust Inc ‡	77,840	311
Braemar Hotels & Resorts Inc	12,731	114
CBL & Associates Properties Inc ‡(A)	51,264	98
Chatham Lodging Trust ‡	38,338	678
Chesapeake Lodging Trust ‡	7,625	186
CorEnergy Infrastructure Trust Inc ‡	5,968	197
DiamondRock Hospitality Co ‡	72,533	659
Franklin Street Properties Corp ‡	55,836	348
Gaming and Leisure Properties Inc ‡	74,790	2,416
Getty Realty Corp ‡	35,237	1,036

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hersha Hospitality Trust, Cl A ‡(A)	43,487	$763
Hospitality Properties Trust ‡	29,759	711
Howard Hughes Corp/The *	11,250	1,098
Industrial Logistics Properties Trust	31,055	611
InfraREIT Inc ‡	8,645	182
Invitation Homes Inc ‡(A)	50,364	1,011
Kite Realty Group Trust ‡	47,597	671
Lexington Realty Trust ‡	73,876	606
MedEquities Realty Trust Inc ‡	8,784	60
Medical Properties Trust Inc ‡(A)	219,308	3,526
Newmark Group Inc, Cl A	113,340	909
Pebblebrook Hotel Trust ‡(A)	4,476	127
Piedmont Office Realty Trust Inc, Cl A ‡	36,967	630
RLJ Lodging Trust ‡	4,021	66
RMR Group Inc/The	2,071	110
Sabra Health Care REIT Inc ‡	41,771	688
Select Income REIT ‡	61,800	455
Senior Housing Properties Trust ‡	45,209	530
SITE Centers Corp (A)	40,427	448
Spirit Realty Capital Inc	23,551	830
Summit Hotel Properties Inc ‡	40,689	396
Xenia Hotels & Resorts Inc ‡	45,537	783

		21,254

Telecommunication Services – 0.2%
Sinclair Broadcast Group Inc, Cl A	24,046	633

Utilities – 1.2%
NorthWestern Corp	13,851	824
Portland General Electric Co	42,510	1,949
Unitil Corp	12,699	643

		3,416

Total Common Stock (Cost $306,032) ($ Thousands)		287,186

AFFILIATED PARTNERSHIP – 12.5%
SEI Liquidity Fund, L.P. 2.420% **†(D)	36,457,305	36,454

Total Affiliated Partnership (Cost $36,457) ($ Thousands)		36,454

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 1.0%
SEI Daily Income Trust, Government Fund, Cl F 2.200% **†	2,927,272	$2,927

Total Cash Equivalent (Cost $2,927) ($ Thousands)		2,927

Total Investments in Securities – 112.4% (Cost $345,416) ($ Thousands)		$326,567

Percentages are based on Net Assets of $290,455 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2018. The total market value of securities on loan at December 31, 2018 was $35,026 ($ Thousands).
(B)	Security is a Master Limited Partnership. At December 31, 2018, such securities amounted to $557 ($ Thousands), or 0.2% of the net assets of the Fund.
(C)	Securities considered illiquid. The total value of such securities as of December 31, 2018 was $2,120 ($ Thousands) and represented 0.7% of the Net Assets of the Fund.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2018 was $36,454 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

LP – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

REIT – Real Estate investment Trust

The following is a list of the levels of inputs used as of December 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$287,186	$–	$–	$287,186
Affiliated Partnership	–	36,454	–	36,454
Cash Equivalent	2,927	–	–	2,927

Total Investments in Securities	$290,113	$36,454	$–	$326,567

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Small Cap Value Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$ 57,595	$ 12,034	$(33,176)	$ —	$ 1	$ 36,454	$ 101
SEI Daily Income Trust, Government Fund, Class F	10,473	20,936	(28,482)	—	—	2,927	48

Totals	$ 68,068	$ 32,970	$(61,658)	$ —	$ 1	$ 39,381	$ 149

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 99.1%
Communication Services – 3.3%
Boingo Wireless Inc *	65,025	$1,338
Cable One Inc	430	353
Care.com Inc *	2,955	57
Cargurus Inc, Cl A *	20,920	706
Cinemark Holdings Inc	28,207	1,010
Intelsat SA *	13,810	295
Iridium Communications Inc *	22,650	418
Marcus Corp/The	22,304	881
National CineMedia Inc	127,679	827
Nexstar Media Group Inc, Cl A	4,900	385
QuinStreet Inc *	26,093	423
Shenandoah Telecommunications Co	15,658	693
TechTarget Inc *	47,103	575
TrueCar Inc *	59,615	540
Vonage Holdings Corp *	132,911	1,160
World Wrestling Entertainment Inc, Cl A	5,012	375

		10,036

Consumer Discretionary – 14.7%
Abercrombie & Fitch Co, Cl A	24,835	498
American Eagle Outfitters Inc	9,225	178
Asbury Automotive Group Inc *	11,493	766
Ascena Retail Group Inc *	17,238	43
BJ’s Restaurants Inc	14,235	720
Boot Barn Holdings Inc *	19,294	329
Bright Horizons Family Solutions Inc *	3,642	406
Brinker International Inc	4,173	183
Callaway Golf Co	5,537	85
Carrols Restaurant Group Inc *	5,822	57
Carter’s Inc	26,730	2,182
Chegg Inc *	32,504	924
Chuy’s Holdings Inc *	28,728	510
Clarus Corp	4,887	49
Conn’s Inc *(A)	56,659	1,069
Cooper-Standard Holdings Inc *	9,469	588
Crocs Inc *	27,175	706
Deckers Outdoor Corp *	4,799	614
Denny’s Corp, Cl A *	23,739	385
Dick’s Sporting Goods Inc	18,174	567
Dine Brands Global Inc	8,962	603
Dorman Products Inc *	4,983	449
DSW Inc, Cl A	2,899	72
El Pollo Loco Holdings Inc *	32,402	492
Eldorado Resorts Inc *	69,038	2,500
Etsy Inc *	18,246	868
Eventbrite Inc, Cl A *	12,004	334
EW Scripps Co/The, Cl A	30,689	483
Five Below Inc *	3,485	357
Fox Factory Holding Corp *	13,465	793
Grand Canyon Education Inc *	26,355	2,534
Gray Television Inc *	49,011	722

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Habit Restaurants Inc/The, Cl A *	37,102	$390
Helen of Troy Ltd *	7,266	953
Jack in the Box Inc	27,787	2,157
K12 Inc *	17,379	431
KB Home	2,582	49
Malibu Boats Inc, Cl A *	27,042	941
Marine Products Corp	1,832	31
MasterCraft Boat Holdings Inc *	18,130	339
MDC Holdings Inc	18,879	531
Monro Inc	6,375	438
Movado Group Inc	3,657	116
Planet Fitness Inc, Cl A *	7,757	416
Playa Hotels & Resorts NV *	125,107	899
PlayAGS Inc *	116,753	2,685
RH *(A)	4,473	536
Rocky Brands Inc	1,467	38
RTW RetailWinds Inc *	9,937	28
Ruth’s Hospitality Group Inc	3,900	89
Sally Beauty Holdings Inc *	134,405	2,292
SeaWorld Entertainment Inc *	30,846	681
ServiceMaster Global Holdings Inc *	7,487	275
Shoe Carnival Inc	16,068	538
Shutterstock Inc	39,776	1,432
Skechers U.S.A. Inc, Cl A *	106,595	2,440
Skyline Champion Corp	1,711	25
Sleep Number Corp *	15,771	500
Stamps.com Inc *	924	144
Strategic Education Inc	17,410	1,975
Taylor Morrison Home Corp, Cl A *	14,835	236
Town Sports International Holdings Inc *	3,148	20
Turtle Beach Corp *(A)	30,235	431
Vera Bradley Inc *	8,221	70
Weight Watchers International Inc *	3,270	126
Wingstop Inc, Cl A	5,800	372
Wolverine World Wide Inc	37,536	1,197

		44,887

Consumer Staples – 2.9%
BJ’s Wholesale Club Holdings Inc *	26,291	583
Boston Beer Co Inc/The, Cl A *	74	18
Casey’s General Stores Inc	5,117	656
Central Garden & Pet Co, Cl A *	50,403	1,575
Chefs’ Warehouse Inc/The *	29,443	942
elf Beauty Inc *(A)	42,168	365
Freshpet Inc *	9,607	309
Hostess Brands Inc, Cl A *	94,298	1,032
Lancaster Colony Corp	2,183	386
Medifast Inc	5,114	639
Natural Grocers by Vitamin Cottage Inc *	22,307	342
Simply Good Foods Co/The *	24,762	468
USANA Health Sciences Inc *	9,153	1,077
Village Super Market Inc, Cl A	1,919	51

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WD-40 Co	2,100	$385

		8,828

Energy – 1.6%
Adams Resources & Energy Inc	764	30
Arch Coal Inc	436	36
Archrock Inc	48,266	362
Bonanza Creek Energy Inc *	15,512	321
Carrizo Oil & Gas Inc *	48,095	543
Denbury Resources Inc *	44,736	76
Energy Fuels Inc/Canada *(A)	21,919	62
Evolution Petroleum Corp	62,898	429
Gulfport Energy Corp *	54,752	359
Helix Energy Solutions Group Inc *	22,991	124
Independence Contract Drilling Inc *	12,381	39
Jagged Peak Energy Inc *(A)	39,894	364
Mammoth Energy Services Inc	2,485	45
Matador Resources Co *	17,112	266
NCS Multistage Holdings Inc *(A)	86,145	438
Newpark Resources Inc, Cl A *	7,911	54
Nine Energy Service Inc *	3,138	71
Northern Oil and Gas Inc *	30,846	70
Profire Energy Inc *	9,409	14
ProPetro Holding Corp *	3,608	44
Renewable Energy Group Inc *	4,814	124
RigNet Inc, Cl A *	41,082	519
Southwestern Energy Co *	101,806	347
W&T Offshore Inc *	26,293	108

		4,845

Financials – 9.3%
American Equity Investment Life Holding Co	16,334	456
American National Bankshares Inc	1,164	34
Arbor Realty Trust Inc	14,033	141
ARMOUR Residential Inc ‡	21,545	442
Atlantic Capital Bancshares Inc *	5,908	97
Bancorp Inc/The *	14,737	117
Bank of Commerce Holdings	6,148	67
Bank of Marin Bancorp	1,462	60
Bank of NT Butterfield & Son Ltd/The	3,100	97
Banner Corp	8,949	479
Baycom Corp *	2,942	68
Boston Private Financial Holdings Inc	38,961	412
Bridgewater Bancshares Inc *	1,926	20
Cadence BanCorp, Cl A	4,703	79
Capstar Financial Holdings Inc	2,787	41
Century Bancorp Inc/MA, Cl A	323	22
CNO Financial Group Inc	1,177	18
Columbia Banking System Inc	13,521	491
Community Bank System Inc	9,049	528
Dynex Capital Inc ‡	3,000	17
Eagle Bancorp Inc *	10,032	489

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
eHealth Inc *	13,840	$532
Employers Holdings Inc	14,006	588
Enova International Inc *	27,909	543
Enterprise Financial Services Corp	2,320	87
Essent Group Ltd *	18,392	629
EZCORP Inc, Cl A *	1,948	15
Federal Agricultural Mortgage Corp, Cl C	1,193	72
First BanCorp/Puerto Rico	78,752	677
First Citizens BancShares Inc/NC, Cl A	568	214
First Financial Bankshares Inc, Cl A (A)	9,490	547
First Financial Corp/IN	1,500	60
First Financial Northwest Inc	2,740	42
First Midwest Bancorp Inc/IL	17,000	337
First Northwest Bancorp	2,973	44
Franklin Financial Network Inc	1,748	46
Fulton Financial Corp	32,094	497
Genworth Financial Inc, Cl A *	5,784	27
Great Southern Bancorp Inc	1,470	68
Green Dot Corp, Cl A *	22,408	1,782
GS Acquisition Holdings Corp *	105,000	1,076
Hamilton Lane Inc, Cl A	4,097	152
Health Insurance Innovations Inc, Cl A *(A)	31,823	851
Heartland Financial USA Inc	3,073	135
Heritage Commerce Corp	3,995	45
Home BancShares Inc/AR	53,782	879
HomeStreet Inc *	3,400	72
IBERIABANK Corp	7,050	453
Independent Bank Corp/MI	2,784	59
Independent Bank Corp/Rockland MA	6,524	459
International. FCStone Inc *	2,169	79
Investar Holding Corp	2,154	53
Investors Bancorp Inc	42,329	440
Kemper Corp, Cl A	8,620	572
Ladder Capital Corp, Cl A ‡	28,073	434
Merchants Bancorp/IN	4,297	86
Metropolitan Bank Holding Corp *	1,866	58
MGIC Investment Corp *	44,834	469
Moelis & Co, Cl A	852	29
National General Holdings Corp	5,475	133
Oak Valley Bancorp	2,421	44
OFG Bancorp	37,277	614
Old Line Bancshares Inc	761	20
Old Second Bancorp Inc	3,597	47
On Deck Capital Inc *	79,643	470
One Madison Corp *(B)	126,482	1,313
Pacific Mercantile Bancorp *	4,935	35
PCSB Financial Corp	5,481	107
PennantPark Investment Corp	117,551	749
PennyMac Financial Services Inc	1,793	38
PennyMac Mortgage Investment Trust ‡	6,777	126
Popular Inc	7,346	347
Primerica Inc	584	57

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Radian Group Inc	39,388	$644
RBB Bancorp	3,815	67
Republic Bancorp Inc/KY, Cl A	2,618	101
Selective Insurance Group Inc	573	35
Simmons First National Corp, Cl A	17,669	426
Spirit of Texas Bancshares Inc *	959	22
TPG Pace Holdings Corp *(B)	97,429	1,015
TriState Capital Holdings Inc *	5,946	116
Trupanion Inc *(A)	20,759	529
Umpqua Holdings Corp	12,439	198
Union Bankshares Inc/Morrisville VT (A)	1,138	54
Unity Bancorp Inc	2,234	46
Universal Insurance Holdings Inc	18,070	685
Value Creation *(B)(C)(D)	145,600	56
Veritex Holdings Inc	6,071	130
Waddell & Reed Financial Inc, Cl A	11,404	206
Walker & Dunlop Inc	2,290	99
WesBanco Inc	12,230	449
Wintrust Financial Corp	14,747	981
WisdomTree Investments Inc	130,879	870

		28,212

Health Care – 21.4%
Accelerate Diagnostics Inc *(A)	29,556	340
Acceleron Pharma Inc *	7,499	327
Albireo Pharma Inc *	23,883	586
Aldeyra Therapeutics Inc *	31,896	265
Amedisys Inc *	8,068	945
Amphastar Pharmaceuticals Inc *	16,500	328
Antares Pharma Inc *	41,040	112
Aratana Therapeutics Inc *	11,219	69
Argenx SE ADR *	7,648	735
Arrowhead Pharmaceuticals Inc *	37,497	466
Assembly Biosciences Inc *	22,505	509
Atara Biotherapeutics Inc *	18,423	640
AtriCure Inc *	12,518	383
AxoGen Inc *	39,123	799
BioCryst Pharmaceuticals Inc *	40,153	324
BioSpecifics Technologies Corp *	1,103	67
Bio-Techne Corp	2,064	299
BioTelemetry Inc *	48,954	2,924
Cambrex Corp *	1,659	63
CareDx Inc *	49,500	1,244
Chemed Corp	1,944	551
Chimerix Inc *	198,395	510
Codexis Inc *	16,815	281
Collegium Pharmaceutical Inc *	3,189	55
CONMED Corp	7,471	480
CorVel Corp *	1,384	85
CryoLife Inc *	31,127	883
DBV Technologies SA ADR *	45,105	290
Deciphera Pharmaceuticals Inc *	19,625	412

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eagle Pharmaceuticals Inc/DE *	2,453	$99
Editas Medicine Inc *	18,039	410
Emergent BioSolutions *	13,249	785
Enanta Pharmaceuticals Inc *	934	66
Encompass Health Corp	5,800	358
Endo International PLC *	10,934	80
Endologix Inc *	183,417	131
Ensign Group Inc/The	8,527	331
Genomic Health Inc *	16,253	1,047
Globus Medical Inc, Cl A *	10,362	448
Guardant Health Inc *	10,636	400
Haemonetics Corp *	9,458	946
Halozyme Therapeutics Inc *	31,419	460
HealthEquity Inc *	7,165	427
Heron Therapeutics Inc *	24,257	629
HMS Holdings Corp *	30,019	844
Horizon Pharma Plc *	21,745	425
ImmunoGen Inc *	110,509	530
Immunomedics Inc *	38,654	552
Innoviva Inc *	6,087	106
Inogen Inc *	1,261	157
Inovalon Holdings Inc, Cl A *	17,000	241
Inspire Medical Systems Inc *	9,809	414
Insulet Corp *	6,473	513
Integer Holdings Corp *	15,808	1,206
Integra LifeSciences Holdings Corp *	34,614	1,561
iRadimed Corp *(A)	1,278	31
iRhythm Technologies Inc *	4,424	307
Kadmon Holdings Inc *	15,681	33
Kiniksa Pharmaceuticals Ltd, Cl A *(A)	22,070	620
Kodiak Sciences Inc *	74,819	531
LHC Group Inc *	4,689	440
Ligand Pharmaceuticals Inc *	11,020	1,495
Liquidia Technologies Inc *	30,227	655
Loxo Oncology Inc *	567	79
MacroGenics Inc *	30,959	393
Masimo Corp *	5,696	612
Medidata Solutions Inc *	14,139	953
Medpace Holdings Inc *	19,476	1,031
Meridian Bioscience Inc	6,066	105
Merit Medical Systems Inc *	19,085	1,065
Mersana Therapeutics Inc *	114,120	466
Molina Healthcare Inc *	4,725	549
MyoKardia Inc *	8,962	438
Myriad Genetics Inc *	33,079	962
NeoGenomics Inc *	130,148	1,641
Neon Therapeutics Inc *	29,254	147
Nevro Corp *	21,844	850
NextGen Healthcare Inc *	7,722	117
Nuvectra Corp *	41,669	681
Omnicell Inc *	38,829	2,378
Orchard Therapeutics plc ADR (A)	32,419	510

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pacific Biosciences of California Inc *	154,108	$1,140
Pacira Pharmaceuticals Inc/DE *	11,243	484
PDL BioPharma Inc *	33,194	96
PetIQ Inc, Cl A *	11,044	259
PRA Health Sciences Inc *	3,195	294
Premier Inc, Cl A *	9,588	358
Prestige Consumer Healthcare Inc, Cl A *	33,151	1,024
Proteostasis Therapeutics Inc *	59,048	191
Quidel Corp *	15,595	761
Reata Pharmaceuticals Inc, Cl A *	4,528	254
REGENXBIO Inc *	8,233	345
Repligen Corp *	9,362	494
Retrophin Inc *	27,231	616
Revance Therapeutics Inc *	31,509	634
Rhythm Pharmaceuticals Inc *	26,702	718
Sarepta Therapeutics Inc *	2,159	236
SeaSpine Holdings Corp *	63,351	1,156
SIGA Technologies Inc *	8,560	68
Simulations Plus Inc	2,180	43
STAAR Surgical Co *	7,580	242
Supernus Pharmaceuticals Inc *	35,439	1,177
Syneos Health Inc, Cl A *	34,720	1,366
Tabula Rasa HealthCare Inc *	4,392	280
Tactile Systems Technology Inc *	5,003	228
Tandem Diabetes Care Inc *	7,498	285
US Physical Therapy Inc	4,951	507
Vanda Pharmaceuticals Inc *	35,308	923
Veracyte Inc *	30,082	378
Vericel Corp *	56,045	975
Viking Therapeutics Inc *(A)	136,072	1,041
Vocera Communications Inc *	10,150	399
WaVe Life Sciences Ltd *(A)	18,185	764
Wright Medical Group NV *	17,913	488
Xencor Inc *	30,576	1,106
Xeris Pharmaceuticals Inc *(A)	28,128	478

		65,035

Industrials – 19.9%
ABM Industries Inc	62,634	2,011
Aerovironment Inc *	5,103	347
Albany International Corp, Cl A	5,618	351
Allison Transmission Holdings Inc	6,349	279
American Superconductor Corp *	29,070	324
Apogee Enterprises Inc	30,315	905
ArcBest Corp	14,965	513
ASGN Inc *	24,401	1,330
Atkore International Group Inc *	35,693	708
Atlas Air Worldwide Holdings Inc *	9,263	391
Axon Enterprise Inc *	1,128	49
Barrett Business Services Inc	342	20
BMC Stock Holdings Inc *	3,406	53
Brady Corp, Cl A	4,594	200

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brink’s Co/The	20,004	$1,293
Casella Waste Systems Inc, Cl A *	11,482	327
Chart Industries Inc *	1,006	65
Cimpress NV *	7,474	773
Clean Harbors Inc *	40,041	1,976
Comfort Systems USA Inc	12,143	530
Commercial Vehicle Group Inc *	9,399	54
CompX International Inc	3,022	41
Construction Partners Inc, Cl A *	78,702	695
Continental Building Products Inc *	8,945	228
DXP Enterprises Inc/TX *	1,297	36
Dycom Industries Inc *	13,572	733
EMCOR Group Inc	10,842	647
Energy Recovery Inc *(A)	10,255	69
EnerSys	5,600	435
Ennis Inc	4,334	83
EnPro Industries Inc	7,488	450
Exponent Inc	10,594	537
Federal Signal Corp	21,130	421
Forrester Research Inc	26,359	1,178
Fortress Transportation & Infrastructure Investors LLC (D)	113,443	1,627
Forward Air Corp	27,502	1,509
FTI Consulting Inc *	10,996	733
Generac Holdings Inc *	10,611	527
Global Brass & Copper Holdings Inc	2,514	63
Graham Corp, Cl A	36,104	825
Granite Construction Inc	18,573	748
Great Lakes Dredge & Dock Corp *	12,887	85
Greenbrier Cos Inc/The	4,073	161
Harsco Corp *	25,914	515
Heartland Express Inc	108,308	1,982
Heidrick & Struggles International Inc	14,885	464
Herc Holdings Inc *	13,576	353
Heritage-Crystal Clean Inc *	102,370	2,356
Herman Miller Inc	1,593	48
Hillenbrand Inc	4,952	188
Hudson Technologies Inc *(A)	153,018	136
ICF International Inc, Cl A	6,809	441
InnerWorkings Inc *	325,940	1,219
Insperity Inc, Cl A	2,970	277
John Bean Technologies Corp, Cl A	21,198	1,522
Kennametal Inc	40,365	1,343
Kforce Inc	3,328	103
Kirby Corp *	29,423	1,982
Korn/Ferry International	9,721	384
Kratos Defense & Security Solutions Inc *	32,377	456
MasTec Inc *	34,393	1,395
Matson Inc	40,200	1,287
McGrath RentCorp	9,676	498
Moog Inc, Cl A	6,047	469
MSC Industrial Direct Co Inc, Cl A	16,257	1,251

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Multi-Color Corp	41,999	$1,474
Omega Flex Inc	872	47
Park-Ohio Holdings Corp	971	30
PGT Innovations Inc *	37,860	600
Primoris Services Corp	7,025	134
Proto Labs Inc *	9,156	1,033
Ritchie Bros Auctioneers Inc	31,444	1,029
Rush Enterprises Inc, Cl A	17,547	605
Saia Inc *	13,828	772
SkyWest Inc	4,180	186
SP Plus Corp *	55,531	1,640
Spirit Airlines Inc *	6,569	380
Steelcase Inc, Cl A	45,131	669
Tennant Co	25,110	1,309
Tetra Tech Inc	4,496	233
Titan Machinery Inc *	2,769	36
Trex Co Inc *	955	57
TriNet Group Inc *	40,416	1,695
Triton International Ltd/Bermuda	14,692	456
TrueBlue Inc *	76,476	1,702
Universal Logistics Holdings Inc	1,992	36
Veritiv Corp *	2,012	50
Vicor Corp *	4,632	175
WageWorks Inc *	41,491	1,127
Watts Water Technologies Inc, Cl A	13,342	861
Werner Enterprises Inc	13,507	399
Willscot Corp, Cl A *	88,044	829

		60,563

Information Technology – 20.1%
2U Inc *	30,897	1,536
3D Systems Corp *	52,655	536
A10 Networks Inc *	11,606	72
ACI Worldwide Inc *	14,879	412
Actua Corp (C)	105,055	67
Alarm.com Holdings Inc *	8,358	434
Alteryx Inc, Cl A *	5,652	336
American Software Inc/GA, Cl A	41,520	434
Appfolio Inc, Cl A *	2,614	155
Aspen Technology Inc *	2,755	226
Asure Software Inc *(A)	84,274	428
AVX Corp	12,041	184
Benefitfocus Inc *(A)	21,167	968
Booz Allen Hamilton Holding Corp, Cl A	7,791	351
Box Inc, Cl A *	60,726	1,025
Cabot Microelectronics Corp	7,604	725
CACI International Inc, Cl A *	5,254	757
CalAmp Corp *	77,448	1,008
Carbonite Inc *	73,348	1,853
Cardtronics PLC *	20,725	539
ChannelAdvisor Corp *	47,271	537
Ciena Corp *	25,155	853

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Control4 Corp *	5,072	$89
ConvergeOne Holdings Inc	217,854	2,697
Cornerstone OnDemand Inc *	50,079	2,525
Coupa Software Inc *	7,700	484
Cree Inc *(A)	13,009	556
CSG Systems International Inc	16,337	519
CTS Corp	20,875	540
CyberArk Software Ltd *	17,344	1,286
DASAN Zhone Solutions Inc *	2,047	28
Descartes Systems Group Inc/The *	20,180	534
Diodes Inc *	22,773	735
Domo Inc, Cl B *	53,126	1,043
Echo Global Logistics Inc *	5,754	117
Elastic NV *(A)	4,742	339
Electro Scientific Industries Inc *	1,117	33
Envestnet Inc *	12,799	630
Euronet Worldwide Inc *	17,455	1,787
Everbridge Inc *	29,197	1,657
EVERTEC Inc	24,649	707
Fabrinet *	25,581	1,313
FireEye Inc *	192,499	3,120
Five9 Inc *	51,906	2,269
ForeScout Technologies Inc *	16,329	424
Glu Mobile Inc *	62,277	503
HubSpot Inc *	5,877	739
Impinj Inc *(A)	25,388	369
InterDigital Inc	1,011	67
KEMET Corp	30,484	535
Knowles Corp *	32,470	432
Limelight Networks Inc *	227,049	531
LivePerson Inc *	30,308	572
LiveRamp Holdings Inc *	9,169	354
LogMeIn Inc	37,630	3,069
MAXIMUS Inc	14,502	944
MobileIron Inc *	22,476	103
Model N Inc *	40,036	530
MongoDB Inc, Cl A *(A)	4,603	385
Nanometrics Inc *	4,193	115
NETGEAR Inc *	984	51
New Relic Inc *	1,837	149
Novanta Inc *	4,281	270
Okta Inc, Cl A *	4,000	255
OSI Systems Inc *	7,665	562
Paylocity Holding Corp *	6,493	391
Perficient Inc *	50,886	1,133
Photronics Inc *	5,597	54
Presidio Inc	100,913	1,317
Proofpoint Inc *	20,879	1,750
QAD Inc, Cl A	15,031	591
Qualys Inc *	6,438	481
Quantenna Communications Inc *	8,426	121
Rapid7 Inc *	9,212	287

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RingCentral Inc, Cl A *	6,324	$521
SailPoint Technologies Holding Inc *	22,855	537
Sanmina Corp *	20,082	483
Semtech Corp *	6,050	278
SMART Global Holdings Inc *	2,215	66
SolarWinds Corp *	19,700	272
SPS Commerce Inc *	12,688	1,045
SVMK Inc *(A)	24,934	306
Switch Inc, Cl A	85,319	597
Sykes Enterprises Inc *	5,173	128
SYNNEX Corp	6,316	511
Trade Desk Inc/The, Cl A *	3,101	360
Twilio Inc, Cl A *	3,459	309
Unisys Corp *	7,382	86
Upland Software Inc *	16,516	449
Varonis Systems Inc *	1,389	73
Vishay Intertechnology Inc	25,106	452
Vishay Precision Group Inc *	1,465	44
Workiva Inc, Cl A *	10,157	365
Zendesk Inc *	7,176	419
Zscaler Inc *	8,327	327

		61,156

Materials – 1.1%
Cleveland-Cliffs Inc	43,542	335
Commercial Metals Co, Cl A	25,289	405
FutureFuel Corp	7,061	112
Ingevity Corp *	3,975	333
Innospec Inc	7,173	443
Louisiana-Pacific Corp	7,355	163
Materion Corp	8,777	395
Quaker Chemical Corp	2,582	459
Rayonier Advanced Materials Inc	8,022	85
Ryerson Holding Corp *	4,901	31
Schnitzer Steel Industries Inc, Cl A	18,140	391
SunCoke Energy Inc *	6,339	54
Verso Corp *	1,144	26
Warrior Met Coal Inc	9,109	220

		3,452

Real Estate – 3.7%
Agree Realty Corp ‡	15,319	906
American Assets Trust Inc ‡	10,504	422
Americold Realty Trust ‡	31,460	804
Chesapeake Lodging Trust ‡	6,767	165
City Office REIT Inc ‡	4,091	42
Clipper Realty Inc	3,615	47
Cousins Properties Inc, Cl A ‡	58,735	464
Cushman & Wakefield PLC *	1,955	28
EastGroup Properties Inc ‡	5,505	505
First Industrial Realty Trust Inc ‡	1,140	33
Franklin Street Properties Corp ‡	17,995	112

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gladstone Commercial Corp ‡	6,500	$116
HFF Inc, Cl A	14,061	466
Jernigan Capital Inc ‡	35,820	710
Lexington Realty Trust ‡	18,369	151
Marcus & Millichap Inc *	4,944	170
Medical Properties Trust Inc ‡	91,600	1,473
National Health Investors Inc ‡	6,855	518
National Storage Affiliates Trust ‡	28,905	765
NexPoint Residential Trust Inc ‡	12,355	433
NorthStar Realty Europe Corp ‡	5,988	87
PotlatchDeltic Corp ‡	6,554	207
RMR Group Inc/The	2,185	116
Ryman Hospitality Properties Inc ‡	7,169	478
Safety Income & Growth Inc	2,992	56
STAG Industrial Inc ‡	6,582	164
Tanger Factory Outlet Centers Inc ‡	21,630	437
Terreno Realty Corp ‡	12,813	451
Tier REIT Inc ‡	35,620	735
Xenia Hotels & Resorts Inc ‡	9,307	160

		11,221

Telecommunication Services – 0.2%
New York Times Co/The, Cl A	15,611	348
pdvWireless Inc *	7,972	298

		646

Utilities – 0.9%
AquaVenture Holdings Ltd *	4,064	77
Atlantic Power Corp *(A)	12,173	26
Black Hills Corp, Cl A	8,769	550
Clearway Energy Inc, Cl C	26,447	456
ONE Gas Inc	5,325	424
PNM Resources Inc	10,446	429
Portland General Electric Co	15,895	729
Pure Cycle Corp *	4,013	40
Vivint Solar Inc *	6,519	25

		2,756

Total Common Stock (Cost $311,087) ($ Thousands)		301,637

	Number of Warrants

WARRANTS – 0.0%
Magnolia Oil & Gas Corp, Expires 06/24/2022
Strike Price *	31,731	96

Total Warrants (Cost $78) ($ Thousands)		96

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP – 2.7%
SEI Liquidity Fund, L.P. 2.420% **†(E)	8,245,405	$8,244

Total Affiliated Partnership (Cost $8,245) ($ Thousands)		8,244

CASH EQUIVALENT – 0.9%
SEI Daily Income Trust, Government Fund, Cl F 2.200% **†	2,804,379	2,804

Total Cash Equivalent (Cost $2,804) ($ Thousands)		2,804

Total Investments in Securities – 102.7% (Cost $322,214) ($ Thousands)		$312,781

Percentages are based on Net Assets of $304,455 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2018. The total market value of securities on loan at December 31, 2018 was $9,848 ($ Thousands).
(B)	Securities considered illiquid. The total value of such securities as of December 31, 2018 was $2,384 ($ Thousands) and represented 0.8% of the Net Assets of the Fund.
(C)	Securities considered restricted and Level 3. The total market value of such securities as of December 31, 2018 was $123 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(D)	Security is a Master Limited Partnership. At December 31, 2018, such securities amounted to $1,627 ($ Thousands), or 0.5% of the net assets of the Fund.
(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2018 was $8,244 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

LLC – Limited Liability Company

L.P. – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

REIT – Real Estate investment Trust

The following is a list of the levels of inputs used as of December 31, 2018 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$301,514	$–	$123	$301,637
Warrants	–	96	–	96
Affiliated Partnership	–	8,244	–	8,244
Cash Equivalent	2,804	–	–	2,804

Total Investments in Securities	$304,318	$8,340	$123	$312,781

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets. For the period ended December 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$25,165	$17,162	$(34,084)	$ –	$ 1	$8,244	$53
SEI Daily Income Trust, Government Fund, Class F	17,517	33,842	(48,555)	–	–	2,804	54

Totals	$42,682	$51,004	$(82,639)	$ –	$ 1	$11,048	$107

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 98.4%
Communication Services – 3.7%
Boingo Wireless Inc *	35,544	$731
Cogent Communications Holdings Inc	12,431	562
Criteo SA ADR *	127,698	2,901
Electronic Arts Inc *	6,830	539
IAC/InterActiveCorp *	70,558	12,915
IDT Corp, Cl B	34,385	213
Intelsat SA *	27,805	595
Interpublic Group of Cos Inc/The	32,406	668
Liberty TripAdvisor Holdings Inc, Cl A *	51,291	815
Nexstar Media Group Inc, Cl A (A)	50,066	3,937
Shenandoah Telecommunications Co	15,290	677
Take-Two Interactive Software Inc, Cl A *	5,083	523
TEGNA Inc	95,032	1,033
Telephone & Data Systems Inc	8,549	278
United States Cellular Corp *	8,026	417
Vonage Holdings Corp *	188,736	1,648

		28,452

Consumer Discretionary – 13.4%
1-800-Flowers.com Inc, Cl A *	42,193	516
Aaron’s Inc (A)	25,954	1,091
Adtalem Global Education Inc *	14,006	663
Advance Auto Parts Inc	19,780	3,115
American Public Education Inc *	49,093	1,397
America’s Car-Mart Inc/TX *	5,561	403
Autoliv Inc (A)	7,000	492
Big Lots Inc (A)	137,605	3,980
BJ’s Restaurants Inc	22,016	1,113
Bloomin’ Brands Inc	126,324	2,260
Bridgepoint Education Inc, Cl A *	12,061	85
Bright Horizons Family Solutions Inc *	16,432	1,831
Brinker International Inc (A)	36,526	1,606
Burlington Stores Inc *	10,030	1,632
Carrols Restaurant Group Inc *	32,287	318
Cheesecake Factory Inc/The (A)	132,429	5,762
Chegg Inc *	48,111	1,367
Chuy’s Holdings Inc *	23,855	423
Cooper Tire & Rubber Co (A)	86,048	2,782
Core-Mark Holding Co Inc, Cl A	19,584	455
Dave & Buster’s Entertainment Inc	67,361	3,002
Del Taco Restaurants Inc *	56,103	560
Dick’s Sporting Goods Inc (A)	11,194	349
Dillard’s Inc, Cl A (A)	2,522	152
Dine Brands Global Inc (A)	17,068	1,149
Domino’s Pizza Inc	2,231	553
El Pollo Loco Holdings Inc *	95,175	1,444
Etsy Inc *	33,739	1,605
EW Scripps Co/The, Cl A	96,241	1,514
Extended Stay America Inc	119,694	1,855
Five Below Inc *	16,451	1,683
Foot Locker Inc, Cl A	15,332	816

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gentherm Inc *	69,015	$2,759
Grand Canyon Education Inc *	20,065	1,929
Gray Television Inc *	17,133	253
GrubHub Inc *	23,204	1,782
Guess? Inc, Cl 3	72,985	1,516
Hasbro Inc (A)	8,180	665
Haverty Furniture Cos Inc	54,967	1,032
K12 Inc *	58,405	1,448
Lear Corp	15,285	1,878
Liberty Expedia Holdings Inc, Cl A *	8,771	343
Lithia Motors Inc, Cl A (A)	45,646	3,484
LKQ Corp *	52,341	1,242
Modine Manufacturing Co *	146,953	1,589
Monro Inc (A)	–	–
Movado Group Inc	7,227	229
Newell Brands Inc, Cl B	4,073	76
Nutrisystem Inc	5,246	230
Office Depot Inc	299,304	772
Ollie’s Bargain Outlet Holdings Inc *	31,072	2,067
Oxford Industries Inc, Cl A (A)	14,808	1,052
Planet Fitness Inc, Cl A *	47,489	2,546
Pool Corp	24,064	3,577
Red Robin Gourmet Burgers Inc *	46,297	1,237
Shoe Carnival Inc (A)	12,591	422
Shutterfly Inc *(A)	4,074	164
Six Flags Entertainment Corp	115,151	6,406
Skechers U.S.A. Inc, Cl A *	142,833	3,269
Stamps.com Inc *	12,203	1,899
Stoneridge Inc *	18,416	454
Strategic Education Inc	19,428	2,204
Sturm Ruger & Co Inc (A)	5,788	308
Texas Roadhouse Inc, Cl A (A)	17,057	1,018
Tower International Inc	40,279	959
Tractor Supply Co	17,368	1,449
Ulta Beauty Inc *	3,283	804
Urban Outfitters Inc *(A)	13,717	455
Vail Resorts Inc	14,392	3,034
Veoneer Inc *	7,000	165
Wendy’s Co/The	180,995	2,825
Whirlpool Corp	5,200	556

		104,070

Consumer Staples – 4.7%
Andersons Inc/The	59,951	1,792
B&G Foods Inc, Cl A (A)	128,405	3,712
Central Garden & Pet Co, Cl A *	25,607	800
Chefs’ Warehouse Inc/The *	20,954	670
Conagra Brands Inc	–	–
Energizer Holdings Inc	10,900	492
Flowers Foods Inc	27,919	516
Fresh Del Monte Produce Inc	27,316	772
Freshpet Inc *	42,692	1,373

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hain Celestial Group Inc/The *(A)	123,887	$1,965
Hostess Brands Inc, Cl A *	539,841	5,906
Ingredion Inc	7,843	717
J&J Snack Foods Corp	7,030	1,016
John B Sanfilippo & Son Inc	8,656	482
Kroger Co (A)	19,039	524
Lamb Weston Holdings Inc	34,188	2,515
Lancaster Colony Corp	9,500	1,680
Natural Grocers by Vitamin Cottage Inc *	20,400	313
Pilgrim’s Pride Corp *	215,164	3,337
Post Holdings Inc *	2,519	224
Seaboard Corp	100	354
Simply Good Foods Co/The *	20,000	378
SpartanNash Co	24,446	420
Spectrum Brands Holdings Inc	19,971	844
Tootsie Roll Industries Inc (A)	12,705	424
TreeHouse Foods Inc *	24,098	1,222
Universal Corp/VA	13,937	755
US Foods Holding Corp *	15,000	475
USANA Health Sciences Inc *	4,731	557
Vector Group Ltd	180,332	1,755
Weis Markets Inc	13,154	628

		36,618

Energy — 2.2%
Arch Coal Inc	5,396	448
Diamondback Energy Inc, Cl A	6,772	628
Frank’s International NV *	142,113	742
Frontline Ltd/Bermuda *	77,183	427
GasLog Ltd	41,759	687
Golar LNG Ltd	37,106	807
Gulfport Energy Corp *	244,048	1,599
Marathon Petroleum Corp	23,446	1,384
Matador Resources Co *(A)	34,119	530
Matrix Service Co *	72,228	1,296
Oasis Petroleum Inc *(A)	62,111	343
Par Pacific Holdings Inc *	45,923	651
Parsley Energy Inc, Cl A *	70,922	1,133
PBF Energy Inc, Cl A	88,701	2,898
Penn Virginia Corp *	6,271	339
Pioneer Natural Resources Co	2,474	325
ProPetro Holding Corp *	62,089	765
Range Resources Corp (A)	111,286	1,065
Southwestern Energy Co *	406,049	1,385

		17,452

Financials — 19.9%
AG Mortgage Investment Trust Inc ‡	25,088	400
Allstate Corp	7,797	644
American Equity Investment Life Holding Co	244,927	6,843
American Financial Group Inc	14,643	1,326
American National Insurance Co	8,233	1,048

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ameriprise Financial Inc	4,701	$491
AMERISAFE Inc	5,455	309
Anworth Mortgage Asset Corp ‡	119,540	483
Arbor Realty Trust Inc	38,322	386
Arch Capital Group Ltd *	10,008	267
Ares Commercial Real Estate Corp ‡	23,166	302
Argo Group International Holdings Ltd	6,242	420
Assurant Inc	8,307	743
Assured Guaranty Ltd	13,356	511
Atlantic Capital Bancshares Inc *	12,929	212
Axos Financial Inc *(A)	32,767	825
BancFirst Corp	13,798	689
Bancorp Inc/The *	187,665	1,494
Bank of Marin Bancorp	10,864	448
Bank OZK (A)	97,587	2,228
BankUnited Inc	80,194	2,401
BGC Partners Inc, Cl A	381,172	1,971
Blue Hills Bancorp Inc	50,446	1,076
Boston Private Financial Holdings Inc	90,162	953
Bryn Mawr Bank Corp	9,420	324
Canadian Imperial Bank of Commerce	3,321	248
Cannae Holdings Inc *	11,520	197
Central Pacific Financial Corp	41,371	1,007
CNO Financial Group Inc	145,470	2,165
Columbia Banking System Inc (A)	165,157	5,994
Community Trust Bancorp Inc	12,965	514
Cowen Inc, Cl A *	214,935	2,867
Dynex Capital Inc ‡	81,650	467
E*TRADE Financial Corp	11,727	515
Eagle Bancorp Inc *	33,168	1,616
East West Bancorp Inc	34,638	1,508
Employers Holdings Inc	17,888	751
Enterprise Financial Services Corp	28,129	1,058
Evercore Inc, Cl A	13,058	934
Everest Re Group Ltd	6,060	1,320
Exantas Capital Corp ‡	25,410	255
FB Financial Corp	16,796	588
FBL Financial Group Inc, Cl A	2,500	164
Federal Agricultural Mortgage Corp, Cl C	7,433	449
Fidelity Southern Corp	20,478	533
Financial Institutions Inc	15,038	386
First American Financial Corp	23,494	1,049
First Busey Corp	19,891	488
First Citizens BancShares Inc/NC, Cl A	1,150	434
First Commonwealth Financial Corp	158,702	1,917
First Defiance Financial Corp	43,977	1,078
First Interstate BancSystem Inc, Cl A	19,006	695
First Merchants Corp	32,595	1,117
FirstCash Inc	13,563	981
FNB Corp/PA (A)	599,742	5,901
Genworth Financial Inc, Cl A *	125,138	583
Great Southern Bancorp Inc	11,911	548

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Great Western Bancorp Inc	150,094	$4,690
Green Dot Corp, Cl A *	42,608	3,388
Hamilton Lane Inc, Cl A (A)	27,404	1,014
Hanover Insurance Group Inc/The, Cl A	32,108	3,749
Heritage Commerce Corp	44,325	503
Horace Mann Educators Corp, Cl A	21,962	822
Horizon Bancorp Inc/IN	16,722	264
Houlihan Lokey Inc, Cl A	23,331	859
Huntington Bancshares Inc/OH	111,744	1,332
Independent Bank Corp/MI	44,126	928
International Bancshares Corp	20,180	694
International. FCStone Inc *	11,359	415
Invesco Mortgage Capital Inc ‡	44,341	642
KKR Real Estate Finance Trust Inc	31,872	610
Ladder Capital Corp, Cl A ‡	57,776	894
Lakeland Bancorp Inc	19,894	295
LPL Financial Holdings Inc	26,243	1,603
MarketAxess Holdings Inc (A)	3,601	761
MB Financial Inc	41,446	1,642
Meridian Bancorp Inc	27,019	387
MGIC Investment Corp *	143,609	1,502
Mr Cooper Group Inc *	127,545	1,488
National General Holdings Corp	229,490	5,556
NBT Bancorp Inc	9,643	334
NMI Holdings Inc, Cl A *	15,991	285
Northwest Bancshares Inc	72,630	1,230
OceanFirst Financial Corp	37,999	855
OFG Bancorp (B)	283,457	4,666
On Deck Capital Inc *	95,324	562
PacWest Bancorp	266,698	8,876
PennyMac Financial Services Inc *	37,039	787
PennyMac Mortgage Investment Trust ‡	64,369	1,199
Piper Jaffray Cos	8,894	586
Popular Inc	47,861	2,260
ProAssurance Corp	3,352	136
Provident Financial Services Inc	31,619	763
Redwood Trust Inc ‡	135,327	2,039
Reinsurance Group of America Inc, Cl A	13,096	1,836
RenaissanceRe Holdings Ltd	1,520	203
Safety Insurance Group Inc	8,465	693
Sandy Spring Bancorp Inc	35,059	1,099
Santander Consumer USA Holdings Inc	61,684	1,085
Selective Insurance Group Inc	19,688	1,200
ServisFirst Bancshares Inc (A)	15,218	485
Signature Bank/New York NY, Cl B	6,188	636
SLM Corp *(A)	126,674	1,053
South State Corp	16,558	993
Starwood Property Trust Inc ‡	292,851	5,772
SVB Financial Group, Cl B *	8,121	1,542
Synovus Financial Corp	3,642	116
TCF Financial Corp	55,027	1,072
Towne Bank/Portsmouth VA	17,590	421

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TPG RE Finance Trust Inc ‡	26,849	$491
TriCo Bancshares	11,381	385
Umpqua Holdings Corp	105,828	1,683
United Bankshares Inc/WV	49,000	1,524
United Fire Group Inc	11,286	626
Univest Corp of Pennsylvania	22,021	475
Unum Group	29,327	862
Voya Financial Inc	20,885	838
Walker & Dunlop Inc	12,464	539
Washington Trust Bancorp Inc	3,304	157
Webster Financial Corp	3,768	186
Western Alliance Bancorp *	71,507	2,824
Western Asset Mortgage Capital Corp ‡	114,682	956
WSFS Financial Corp	28,005	1,062
Zions Bancorp NA	10,390	423

		154,974

Health Care – 10.4%
ABIOMED Inc *	967	314
Aclaris Therapeutics Inc *	45,808	339
Aerie Pharmaceuticals Inc *	21,500	776
Aimmune Therapeutics Inc *(A)	21,128	505
Akebia Therapeutics Inc *	165,977	918
AmerisourceBergen Corp, Cl A	6,015	447
Amphastar Pharmaceuticals Inc *	32,525	647
ANI Pharmaceuticals Inc *	4,710	212
BioMarin Pharmaceutical Inc *	12,720	1,083
Bio-Rad Laboratories Inc, Cl A *	1,267	294
BioSpecifics Technologies Corp *	2,657	161
BioTelemetry Inc *	10,534	629
CareDx Inc *	23,677	595
Charles River Laboratories International Inc *	7,525	852
Chemed Corp	8,200	2,323
Clovis Oncology Inc *	20,404	366
Collegium Pharmaceutical Inc *(A)	64,299	1,104
Computer Programs & Systems Inc	23,271	584
CONMED Corp	5,501	353
DexCom Inc *	10,059	1,205
Emergent BioSolutions Inc *	61,329	3,636
Encompass Health Corp	19,928	1,230
Evolent Health Inc, Cl A *(A)	18,629	372
Exelixis Inc *	34,784	684
GW Pharmaceuticals PLC ADR *	3,127	305
Haemonetics Corp *	29,432	2,945
Hanger Inc *	47,425	899
HealthStream Inc *	20,596	497
Humana Inc	5,500	1,576
ICON PLC *	11,790	1,523
ICU Medical Inc *	5,669	1,302
IDEXX Laboratories Inc *	6,675	1,242
Incyte Corp *	3,300	210

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Insmed Inc *	37,104	$487
Integer Holdings Corp *	6,017	459
iRhythm Technologies Inc *	9,465	658
Jazz Pharmaceuticals PLC *	7,332	909
Lantheus Holdings Inc *	31,580	494
LHC Group Inc *	8,754	822
Ligand Pharmaceuticals Inc *(A)	51,718	7,018
LivaNova PLC *	9,469	866
Luminex Corp	45,103	1,042
Magellan Health Inc *	23,083	1,313
Masimo Corp *	15,397	1,653
Medidata Solutions Inc *	10,401	701
Medpace Holdings Inc *(A)	8,816	467
Meridian Bioscience Inc	97,749	1,697
Mettler-Toledo International Inc *	411	232
Molina Healthcare Inc *	11,548	1,342
Myriad Genetics Inc *	48,500	1,410
National HealthCare Corp	19,293	1,514
Nektar Therapeutics, Cl A *(A)	16,429	540
NextGen Healthcare Inc *	99,256	1,504
Novocure Ltd *	43,827	1,467
Optinose Inc *	47,322	293
Orthofix Medical Inc *	5,336	280
Oxford Immunotec Global PLC *	37,060	474
Pacira Pharmaceuticals Inc/DE *	64,724	2,784
Penumbra Inc *	10,162	1,242
PerkinElmer Inc (A)	12,707	998
Phibro Animal Health Corp, Cl A	10,326	332
Premier Inc, Cl A *	100,268	3,745
Prestige Consumer Healthcare Inc, Cl A *	36,791	1,136
Progenics Pharmaceuticals Inc *	135,199	568
QIAGEN NV *	3,422	118
Sage Therapeutics Inc *(A)	3,171	304
Sarepta Therapeutics Inc *	1,971	215
SeaSpine Holdings Corp *	17,308	316
Select Medical Holdings Corp *	32,797	503
Supernus Pharmaceuticals Inc *(A)	59,822	1,987
Syneos Health Inc, Cl A *(A)	108,524	4,270
Teleflex Inc	9,473	2,449
TESARO Inc *	5,718	425
United Therapeutics Corp *	10,414	1,134
WellCare Health Plans Inc *	3,523	832

		81,128

Industrials – 15.2%
ACCO Brands Corp	195,035	1,322
Acuity Brands Inc	5,691	654
Advanced Disposal Services Inc *	20,915	501
AECOM *	102,377	2,713
Air Transport Services Group Inc *	30,092	686
Alaska Air Group Inc	3,200	195
AO Smith Corp	28,088	1,199

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apogee Enterprises Inc (A)	70,127	$2,093
ArcBest Corp	19,871	681
Arcosa Inc	8,554	237
ASGN Inc *	8,718	475
Atlas Air Worldwide Holdings Inc *	133,187	5,619
AZZ Inc	30,554	1,233
Barrett Business Services Inc	7,428	425
Beacon Roofing Supply Inc *	3,089	98
Carlisle Cos Inc	18,408	1,850
Cimpress NV *(A)	20,361	2,106
Cintas Corp	12,501	2,100
Copart Inc *(A)	12,594	602
CoStar Group Inc *	10,197	3,440
Covanta Holding Corp	87,516	1,174
CRA International Inc	17,945	764
Crane Co, Cl A	9,649	696
Curtiss-Wright Corp	15,306	1,563
Deluxe Corp	11,400	438
Ducommun Inc *	12,544	456
DXP Enterprises Inc/TX *	23,835	664
Dycom Industries Inc *	15,943	862
EMCOR Group Inc	24,206	1,445
Engility Holdings Inc *	23,184	660
Esterline Technologies Corp *	4,304	523
Exponent Inc	30,000	1,521
Genesee & Wyoming Inc, Cl A *	104,845	7,761
Global Brass & Copper Holdings Inc	8,105	204
Gorman-Rupp Co/The	10,483	340
Greenbrier Cos Inc/The (A)	13,692	541
Hawaiian Holdings Inc (A)	26,352	696
HD Supply Holdings Inc *	29,102	1,092
Heidrick & Struggles International Inc	24,869	776
Hexcel Corp, Cl A	24,458	1,402
HNI Corp	25,784	914
Huntington Ingalls Industries Inc, Cl A	6,945	1,322
Hyster-Yale Materials Handling Inc	800	50
ICF International Inc, Cl A	4,655	302
IDEX Corp	13,263	1,675
Insperity Inc, Cl A	8,458	790
ITT Inc	23,648	1,141
JetBlue Airways Corp *	1,486	24
John Bean Technologies Corp, Cl A (A)	3,191	229
Kadant Inc	21,160	1,724
Kaman Corp, Cl A	54,466	3,055
KAR Auction Services Inc	277,519	13,243
KBR Inc	11,975	182
Kelly Services Inc, Cl A	29,385	602
Kforce Inc	10,057	311
L3 Technologies Inc	7,300	1,268
LB Foster Co, Cl A *	54,099	860
Lincoln Electric Holdings Inc	8,496	670
Lydall Inc *	85,500	1,737

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Macquarie Infrastructure Corp	14,970	$547
Masonite International Corp *	63,830	2,861
MasTec Inc *(A)	29,249	1,186
Meritor Inc *	76,611	1,295
Middleby Corp/The *(A)	11,790	1,211
MSA Safety Inc	10,698	1,008
MSC Industrial Direct Co Inc, Cl A	16,000	1,231
MYR Group Inc *	14,422	406
Navigant Consulting Inc	23,413	563
Old Dominion Freight Line Inc, Cl A (A)	12,841	1,586
Radiant Logistics Inc *	65,938	280
RBC Bearings Inc *	11,061	1,450
Resources Connection Inc	30,971	440
REV Group Inc (A)	193,976	1,457
Robert Half International Inc	13,313	762
Ryder System Inc	8,900	429
Saia Inc *	9,826	548
SiteOne Landscape Supply Inc *(A)	4,650	257
SkyWest Inc	17,047	758
SP Plus Corp *	3,629	107
Spirit AeroSystems Holdings Inc, Cl A	14,567	1,050
Spirit Airlines Inc *	3,326	193
Systemax Inc	11,691	279
Teledyne Technologies Inc *	31,262	6,473
Tetra Tech Inc	27,739	1,436
Toro Co/The	10,348	578
TransDigm Group Inc *	1,510	513
TriMas Corp *	19,941	544
Trinity Industries Inc	125,541	2,585
TrueBlue Inc *	41,715	928
United Rentals Inc *	9,199	943
Wabtec Corp (A)	3,600	253
WageWorks Inc *	8,366	227
Waste Connections Inc	1,359	101
Watsco Inc (A)	3,339	465
XPO Logistics Inc *	15,347	875
Xylem Inc/NY	9,310	621

		118,352

Information Technology – 13.7%
2U Inc *	18,484	919
ACI Worldwide Inc *	428,876	11,867
Advanced Energy Industries Inc *	1,400	60
Agilysys Inc *	11,201	161
ANSYS Inc *	2,600	372
Apptio Inc, Cl A *	23,491	892
Arista Networks Inc *	2,845	599
Aspen Technology Inc *	27,648	2,272
Avnet Inc	7,600	274
Belden Inc (A)	5,121	214
Benchmark Electronics Inc	11,100	235
Benefitfocus Inc *	5,995	274

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Blackbaud Inc, Cl A (A)	1,000	$63
Bottomline Technologies DE Inc *	9,815	471
Broadcom Inc	7,481	1,902
Broadridge Financial Solutions Inc	1,700	164
Cadence Design Systems Inc *	54,862	2,385
CalAmp Corp *	2,777	36
Calix Inc *	33,275	324
Cardtronics PLC *	20,239	526
CDW Corp/DE	10,820	877
Coherent Inc *(A)	3,990	422
CSG Systems International Inc	16,700	531
Cypress Semiconductor Corp	437,928	5,570
Entegris Inc	26,270	733
EPAM Systems Inc *	5,383	625
EVERTEC Inc	128,127	3,677
Fidelity National Information Services Inc, Cl B	12,186	1,250
Gartner Inc *(A)	1,518	194
Global Payments Inc	5,841	602
Guidewire Software Inc, Cl Z *	13,806	1,108
Hackett Group Inc/The	13,283	213
Inphi Corp *	24,989	803
Insight Enterprises Inc *	21,641	882
Integrated Device Technology Inc *	93,760	4,541
InterDigital Inc	1,288	86
InterXion Holding NV *	26,628	1,442
j2 Global Inc (A)	50,515	3,505
Keysight Technologies Inc *	29,653	1,841
Leidos Holdings Inc	24,667	1,300
Littelfuse Inc	6,811	1,168
Lumentum Holdings Inc *	4,818	202
Manhattan Associates Inc *(A)	10,280	436
ManTech International Corp/VA, Cl A	17,523	916
MAXIMUS Inc	43,612	2,839
Microchip Technology Inc (A)	10,000	719
Monolithic Power Systems Inc (A)	10,454	1,215
Monotype Imaging Holdings Inc	99,762	1,548
MTS Systems Corp, Cl A	9,796	393
NCR Corp *(A)	70,987	1,638
NeoPhotonics Corp *	67,889	440
NIC Inc	86,499	1,080
ON Semiconductor Corp *	204,081	3,369
Orbotech Ltd *	19,275	1,090
Palo Alto Networks Inc *	4,182	788
Paylocity Holding Corp *	3,647	220
Perficient Inc *	12,505	278
Proofpoint Inc *	1,878	157
Q2 Holdings Inc *	18,175	901
Qorvo Inc *	10,870	660
RingCentral Inc, Cl A *	33,893	2,794
ScanSource Inc *	10,321	355
Science Applications International Corp	11,933	760

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Semtech Corp *	106,632	$4,891
Shutterstock Inc *	21,133	761
Silicon Laboratories Inc *	17,083	1,346
Silicon Motion Technology Corp ADR	59,000	2,036
SS&C Technologies Holdings Inc	17,556	792
Super Micro Computer Inc *	487,148	6,723
Sykes Enterprises Inc *(A)	13,182	326
SYNNEX Corp	1	–
Synopsys Inc *	20,308	1,711
Tech Data Corp *	8,900	728
Teradyne Inc	21,768	683
Trade Desk Inc/The, Cl A *(A)	25,821	2,997
Travelport Worldwide Ltd	30,027	469
Tyler Technologies Inc *	4,765	885
Wix.com Ltd *	15,274	1,380
WNS Holdings Ltd ADR *	29,159	1,203
Zebra Technologies Corp, Cl A *	6,251	995
Zendesk Inc *	2,665	156

		106,260

Materials – 6.1%
Albemarle Corp (A)	10,440	805
Ashland Global Holdings Inc	39,297	2,788
Avery Dennison Corp	2,472	222
B2Gold Corp *	878,441	2,565
Berry Global Group Inc *	14,891	708
Cabot Corp	900	39
Century Aluminum Co *	123,760	905
Commercial Metals Co, Cl A	204,077	3,269
Crown Holdings Inc *	4,800	200
FMC Corp	128,872	9,531
Hawkins Inc	15,000	614
Huntsman Corp	23,455	452
Ingevity Corp *	20,250	1,695
Livent Corp *	20,923	289
Materion Corp	12,245	551
Neenah Inc, Cl A	14,000	825
Owens-Illinois Inc	295,853	5,100
Packaging Corp of America	10,242	855
Rayonier Advanced Materials Inc	43,416	462
Resolute Forest Products Inc *	89,995	714
Royal Gold Inc, Cl A	12,000	1,028
Schnitzer Steel Industries Inc, Cl A	27,947	602
Sensient Technologies Corp (A)	16,062	897
Silgan Holdings Inc	191,050	4,513
Steel Dynamics Inc	30,075	903
Stepan Co	6,908	511
United States Steel Corp	30,079	549
Valvoline Inc (A)	245,710	4,754
Verso Corp *	33,107	742

		47,088

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Real Estate – 6.6%
Alexandria Real Estate Equities Inc ‡	10,497	$1,210
American Assets Trust Inc ‡	7,234	291
Armada Hoffler Properties Inc ‡	153,483	2,158
Camden Property Trust ‡	412	36
Chatham Lodging Trust ‡	45,384	802
CoreCivic Inc ‡	83,453	1,488
CorEnergy Infrastructure Trust Inc ‡	9,438	312
CoreSite Realty Corp ‡	5,244	457
Digital Realty Trust Inc, Cl A ‡	10,717	1,142
Douglas Emmett Inc ‡	4,298	147
EastGroup Properties Inc ‡	14,800	1,358
EPR Properties, Cl A ‡	1,000	64
Four Corners Property Trust Inc ‡	36,846	965
Gaming and Leisure Properties Inc ‡	164,643	5,320
Getty Realty Corp ‡	49,817	1,465
Gladstone Commercial Corp ‡	13,946	250
Global Net Lease Inc ‡	87,040	1,534
Hospitality Properties Trust ‡	6,606	158
Howard Hughes Corp/The *	31,604	3,085
Independence Realty Trust Inc	113,415	1,041
InfraREIT Inc ‡	57,632	1,211
Innovative Industrial Properties Inc, Cl A ‡	9,304	422
Investors Real Estate Trust	7,807	383
Invitation Homes Inc ‡(A)	110,251	2,214
Kite Realty Group Trust ‡	124,064	1,748
Lexington Realty Trust ‡	389,527	3,198
Medical Properties Trust Inc ‡(A)	428,546	6,891
Mid-America Apartment Communities Inc ‡	5,599	536
National Storage Affiliates Trust ‡	10,730	284
New Senior Investment Group Inc ‡	133,869	552
Newmark Group Inc, Cl A	176,824	1,418
PS Business Parks Inc ‡	12,200	1,598
Regency Centers Corp ‡	6,935	407
Retail Properties of America Inc, Cl A ‡	54,793	594
RPT Realty	188,473	2,252
Saul Centers Inc ‡	5,233	247
Sun Communities Inc ‡	1,653	168
Tier REIT Inc ‡	43,035	888
Universal Health Realty Income Trust ‡	4,075	250
Urban Edge Properties ‡	77,984	1,296
Urstadt Biddle Properties Inc, Cl A ‡	58,312	1,121
Whitestone REIT, Cl B ‡	49,731	610

		51,571

Utilities – 2.5%
American States Water Co	21,500	1,441
Atmos Energy Corp	20,484	1,899
Avista Corp	21,700	922
Black Hills Corp, Cl A	4,424	278
Chesapeake Utilities Corp	4,887	397
CMS Energy Corp	10,600	526

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Evergy Inc	25,333	$1,438
IDACORP Inc, Cl A	10,909	1,015
Middlesex Water Co	16,481	879
New Jersey Resources Corp	38,000	1,736
NorthWestern Corp	16,618	988
Portland General Electric Co	43,378	1,989
SCANA Corp	7,742	370
Southwest Gas Holdings Inc	10,221	782
UGI Corp	35,168	1,876
Unitil Corp	30,419	1,541
Vectren Corp	7,055	508
Vistra Energy Corp *	45,338	1,038

		19,623

Total Common Stock (Cost $606,250) ($ Thousands)		765,588

	Number of Rights

RIGHTS — 0.0%
Schulman ‡‡	51,428	103

Total Rights (Cost $–) ($ Thousands)		103

	Shares

AFFILIATED PARTNERSHIP — 11.4%
SEI Liquidity Fund, L.P. 2.420% **†(C)	88,481,227	88,470

Total Affiliated Partnership (Cost $88,480) ($ Thousands)		88,470

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 1.7%
SEI Daily Income Trust, Government Fund, Cl F 2.200% **†	12,947,834	$12,948

Total Cash Equivalent (Cost $12,948) ($ Thousands)		12,948

Total Investments in Securities – 111.5% (Cost $707,678) ($ Thousands)		$867,109

Percentages are based on Net Assets of $777,891 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2018. The total market value of securities on loan at December 31, 2018 was $89,342 ($ Thousands).
(B)	Securities considered illiquid. The total value of such securities as of December 31, 2018 was $4,666 ($ Thousands) and represented 0.6% of the Net Assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2018 was $88,470 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

The following is a list of the levels of inputs used as of December 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$765,588	$–	$–	$765,588
Rights	103	–	–	103
Affiliated Partnership	–	88,470	–	88,470
Cash Equivalent	12,948	–	–	12,948

Total Investments in Securities	$778,639	$88,470	$–	$867,109

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2018	Income
SEI Liquidity Fund, L.P.	$ 173,797	$ 33,377	$ (118,709)	$ –	$ 5	$ 88,470	$ 186
SEI Daily Income Trust, Government Fund, CI F	32,302	25,939	(45,293)	–	–	12,948	147

Totals	$ 206,099	$ 59,316	$ (164,002)	$ –	$ 5	$ 101,418	$ 333

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 95.2%
Communication Services – 2.6%
Cable One Inc	80	$66
CenturyLink Inc	36,400	551
News Corp, Cl A	44,800	508
Shenandoah Telecommunications Co	2,500	111
Sirius XM Holdings Inc (A)	29,900	171
TEGNA Inc	6,400	70
Telephone & Data Systems Inc	4,700	153
Tribune Media Co, Cl A	16,900	767
Viacom Inc, Cl B	6,900	177

		2,574

Consumer Discretionary – 10.0%
Advance Auto Parts Inc	3,800	598
AutoNation Inc *	13,300	475
Bloomin’ Brands Inc	10,500	188
BorgWarner Inc	1,600	56
Dollar General Corp	3,300	357
Extended Stay America Inc	25,700	398
Foot Locker Inc, Cl A	4,500	239
Genuine Parts Co	7,400	711
Hilton Grand Vacations Inc *	9,000	238
Johnson Outdoors Inc, Cl A	1,400	82
Kohl’s Corp	12,583	835
Macy’s Inc	26,900	801
Newell Brands Inc, Cl B	4,300	80
Nordstrom Inc	9,500	443
Norwegian Cruise Line Holdings Ltd *	14,600	619
NVR Inc *	210	512
PVH Corp	5,100	474
Qurate Retail Inc *	39,000	761
Royal Caribbean Cruises Ltd	7,500	733
Tapestry Inc	18,500	624
Ulta Beauty Inc *	400	98
Yum China Holdings Inc	20,900	701

		10,023

Consumer Staples – 3.5%
Archer-Daniels-Midland Co	22,500	922
Hershey Co	2,000	214
Keurig Dr Pepper Inc	24,100	618
Kroger Co	22,100	608
Nu Skin Enterprises Inc, Cl A	5,100	313
Pilgrim’s Pride Corp *	3,600	56
Tyson Foods Inc, Cl A	14,100	753

		3,484

Energy – 2.6%
Antero Resources Corp *	29,500	277
Cheniere Energy Inc *	13,700	811
CNX Resources Corp *	19,700	225
Marathon Oil Corp	43,700	627

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Matrix Service Co *	2,900	$52
PBF Energy Inc, Cl A	14,800	483
Superior Energy Services Inc *	12,300	41
Unit Corp *	2,500	36

		2,552

Financials – 12.1%
Affiliated Managers Group Inc	3,000	292
American Financial Group Inc	1,600	145
Ameriprise Financial Inc	7,000	731
AXA Equitable Holdings Inc	20,300	338
BGC Partners Inc, Cl A	5,500	28
Citizens Financial Group Inc	24,600	731
CNA Financial Corp	11,900	525
Discover Financial Services	9,600	566
East West Bancorp Inc	10,700	466
Fifth Third Bancorp	32,500	765
Huntington Bancshares Inc/OH	44,300	528
Invesco Ltd	21,600	362
KeyCorp	47,500	702
Ladder Capital Corp, Cl A ‡	12,500	193
Lincoln National Corp	13,000	667
M&T Bank Corp	1,300	186
National General Holdings Corp	500	12
Navient Corp	42,600	375
OneMain Holdings Inc, Cl A *	22,300	542
Radian Group Inc	33,000	540
Reinsurance Group of America Inc, Cl A	4,900	687
Santander Consumer USA Holdings Inc	15,500	273
SunTrust Banks Inc	17,300	873
Synovus Financial Corp	3,800	122
T Rowe Price Group Inc	6,100	563
Two Harbors Investment Corp ‡	15,300	196
Unum Group	20,400	599
Western Asset Mortgage Capital Corp ‡	7,800	65

		12,072

Health Care – 10.9%
Agilent Technologies Inc	14,500	978
Alexion Pharmaceuticals Inc *	300	29
Bruker Corp	2,900	86
Centene Corp *	8,600	992
Cerner Corp *	3,800	199
Charles River Laboratories International Inc *	1,000	113
Danaher Corp, Cl A	3,600	371
DENTSPLY SIRONA Inc	9,200	342
Edwards Lifesciences Corp, Cl A *	5,400	827
Genomic Health Inc *	2,200	142
IDEXX Laboratories Inc *	2,800	521
Illumina Inc *	2,400	720
Incyte Corp *	11,700	744

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MEDNAX Inc *	8,100	$267
Medpace Holdings Inc *	900	48
Mettler-Toledo International Inc *	750	424
Molina Healthcare Inc *	700	81
Mylan NV *	5,000	137
Neurocrine Biosciences Inc *	2,200	157
PRA Health Sciences Inc *	4,800	442
ResMed Inc	4,100	467
STERIS PLC	5,100	545
Universal Health Services Inc, Cl B	2,400	280
Veeva Systems Inc, Cl A *	8,400	750
West Pharmaceutical Services Inc	4,400	431
Zimmer Biomet Holdings Inc	7,900	820

		10,913

Industrials – 13.2%
AMETEK Inc	11,600	785
Arconic Inc	13,000	219
Armstrong World Industries Inc	8,600	501
Atkore International Group Inc *	28,500	565
BMC Stock Holdings Inc *	8,100	125
CH Robinson Worldwide Inc	600	51
Colfax Corp *	22,000	460
Continental Building Products Inc *	9,100	232
Cummins Inc	7,100	949
EMCOR Group Inc	5,400	322
Encore Wire Corp	5,200	261
Global Brass & Copper Holdings Inc	3,600	91
Harris Corp	3,400	458
Heidrick & Struggles International Inc	4,400	137
Hub Group Inc, Cl A *	1,600	59
Huntington Ingalls Industries Inc, Cl A	3,300	628
IDEX Corp	5,900	745
Ingersoll-Rand PLC	3,300	301
Insperity Inc, Cl A	2,500	233
Kansas City Southern	5,100	487
Korn/Ferry International	4,500	178
Macquarie Infrastructure Corp	13,200	483
NCI Building Systems Inc *	6,600	48
Old Dominion Freight Line Inc, Cl A	5,500	679
PACCAR Inc	15,500	886
Pentair PLC	5,100	193
Regal Beloit	3,300	231
Textron Inc	8,000	368
Timken Co/The	15,200	567
United Continental Holdings Inc *	11,000	921
United Rentals Inc *	3,200	328
Vectrus Inc *	4,600	99
WESCO International Inc *	12,000	576

		13,166

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Information Technology – 18.5%
Amphenol Corp, Cl A	1,700	$138
Analog Devices Inc	6,500	558
Arista Networks Inc *	3,400	716
Autodesk Inc, Cl A *	5,500	707
Avnet Inc	1,500	54
Booz Allen Hamilton Holding Corp, Cl A	11,800	532
Cadence Design Systems Inc *	20,000	870
CDW Corp/DE	11,000	892
Citrix Systems Inc	7,800	799
Cognizant Technology Solutions Corp, Cl A	600	38
CommScope Holding Co Inc *	33,900	556
Dell Technologies Inc, Cl C *	7,127	348
DXC Technology Co	12,800	681
F5 Networks Inc, Cl A *	4,500	729
Fidelity National Information Services Inc, Cl B	500	51
Fiserv Inc, Cl A *	10,400	764
Fortinet Inc *	12,100	852
Hewlett Packard Enterprise Co	40,200	531
Jabil Inc	18,200	451
Juniper Networks Inc	7,900	213
Keysight Technologies Inc *	2,800	174
KLA-Tencor Corp	3,900	349
Lam Research Corp	500	68
Leidos Holdings Inc	2,500	132
NetApp Inc	2,000	119
ON Semiconductor Corp *	25,600	423
Progress Software Corp	5,700	202
Qorvo Inc *	10,800	656
SPS Commerce Inc *	4,200	346
SS&C Technologies Holdings Inc	14,500	654
Symantec Corp, Cl A	23,700	448
Synopsys Inc *	10,500	884
Total System Services Inc	11,400	927
Trimble Inc *	1,100	36
VeriSign Inc *	5,900	875
Versum Materials Inc	2,600	72
Xilinx Inc	9,300	792
Zebra Technologies Corp, Cl A *	5,100	812

		18,449

Materials – 6.3%
Alcoa Corp *	19,700	524
Celanese Corp, Cl A	7,800	702
Chemours Co/The	3,900	110
Freeport-McMoRan Inc, Cl B	65,100	671
Huntsman Corp	24,500	473
International Paper Co	3,500	141
LyondellBasell Industries NV, Cl A	400	33
Mosaic Co/The	21,500	628
Nucor Corp	14,300	741

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Packaging Corp of America	7,300	$609
Steel Dynamics Inc	20,000	601
Westlake Chemical Corp	6,500	430
Westrock Co	16,300	615

		6,278

Real Estate – 8.0%
American Homes 4 Rent, Cl A ‡	3,200	64
Apple Hospitality Inc ‡	38,500	549
AvalonBay Communities Inc ‡	200	35
Brixmor Property Group Inc ‡	7,900	116
CBRE Group Inc, Cl A *	21,000	841
Chesapeake Lodging Trust ‡	3,700	90
CoreCivic Inc ‡	17,800	317
Empire State Realty Trust Inc, Cl A ‡	12,100	172
Equity Residential ‡	14,900	984
Franklin Street Properties Corp ‡	15,400	96
Gaming and Leisure Properties Inc ‡	10,100	326
GEO Group Inc/The ‡	9,350	184
Host Hotels & Resorts Inc ‡	41,300	688
Newmark Group Inc, Cl A	2,551	20
Park Hotels & Resorts Inc ‡	14,700	382
Ryman Hospitality Properties Inc ‡	6,800	454
SITE Centers Corp	4,300	48
Spirit Realty Capital Inc	16,320	575
VEREIT Inc ‡	88,700	634
VICI Properties Inc ‡	20,200	379
Welltower Inc ‡	2,100	146
Weyerhaeuser Co ‡	18,100	396
WP Carey Inc ‡	4,300	281
Xenia Hotels & Resorts Inc ‡	13,900	239

		8,016

Utilities – 7.5%
AES Corp/VA	58,600	847
Ameren Corp	5,500	359
American Water Works Co Inc	600	55
Avangrid Inc	5,300	266
CenterPoint Energy Inc	27,600	779
Entergy Corp	1,200	103
Eversource Energy	15,600	1,015
FirstEnergy Corp	11,800	443
MDU Resources Group Inc	25,900	617
NRG Energy Inc	22,200	879
PPL Corp	16,700	473
Public Service Enterprise Group Inc	15,600	812
UGI Corp	15,900	848

		7,496

Total Common Stock (Cost $100,913) ($ Thousands)		95,023

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP – 0.4%
SEI Liquidity Fund, L.P. 2.420% **†(B)	430,364	$430

Total Affiliated Partnership (Cost $430) ($ Thousands)		430

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F 2.200% **†	1,861,088	1,861

Total Cash Equivalent (Cost $1,861) ($ Thousands)		1,861

Total Investments in Securities – 97.5% (Cost $103,204) ($ Thousands)		$97,314

Percentages are based on Net Assets of $99,778 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2018 . The total market value of securities on loan at December 31, 2018 was $419 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2018 was $430 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

The following is a list of the levels of inputs used as of December 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$95,023	$–	$–	$95,023
Affiliated Partnership	–	430	–	430
Cash Equivalent	1,861	–	–	1,861

Total Investments in Securities	$96,884	$430	$–	$97,314

For the period ended December 31, 2018, there were no transfers from Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended December 31, 2018, there were no Level 3 investments.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Mid-Cap Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$ –	$ 951	$ (521)	$–	$–	$ 430	$ –
SEI Daily Income Trust, Government Fund, Class F	5,637	14,472	(18,248)	–	–	1,861	7

Totals	$5,637	$15,423	$(18,769)	$–	$–	$ 2,291	$7

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 97.8%
Communication Services – 6.8%
AT&T Inc	377,200	$10,765
BCE Inc	82,400	3,254
Boston Omaha Corp, Cl A *	2,955	69
Cable One Inc	3,607	2,958
Cars.com Inc *	35,267	758
China Mobile ADR	75,300	3,614
Cinemark Holdings Inc	133,224	4,770
Comcast Corp, Cl A	290,200	9,881
Discovery Inc, Cl C *	247	6
Emerald Expositions Events	44,683	551
Madison Square Garden Co *	32,607	8,729
MSG Networks *	40,261	949
NTT DOCOMO Inc ADR	184,500	4,105
Omnicom Group Inc	100,000	7,324
Sirius XM Holdings Inc	95,628	546
SK Telecom Co Ltd ADR	191,000	5,119
TELUS	107,700	3,568
Verizon Communications	401,000	22,544
Walt Disney Co	56,900	6,239
World Wrestling Entertainment Inc, Cl A	8,799	658

		96,407

Consumer Discretionary – 5.6%
AutoZone Inc *	11,600	9,725
Bassett Furniture Industries	2,057	41
Bed Bath & Beyond Inc	67,000	758
Callaway Golf Co	27,943	428
Canadian Tire Corp Ltd, Cl A	45,600	4,766
Carter’s Inc	6,496	530
Cheesecake Factory	20,237	880
Churchill Downs Inc	4,490	1,095
Cracker Barrel Old Country Store Inc	8,449	1,351
Darden Restaurants Inc	35,681	3,563
Del Taco Restaurants Inc *	26,530	265
Dollar General Corp	24,100	2,605
eBay Inc	94,900	2,664
Five Below Inc *	7,710	789
Graham Holdings Co, Cl B	1,557	997
H&R Block Inc	186,918	4,742
Hilton Grand Vacations Inc *	204,435	5,395
Hooker Furniture	1,335	35
K12 Inc *	8,966	222
Kohl’s Corp	89,800	5,957
Murphy USA Inc *	30,600	2,345
NVR Inc *	3,009	7,333
PetMed Express Inc	34,206	796
Potbelly Corp *	3,440	28
Red Lion Hotels Corp *	6,162	51
Sally Beauty Holdings Inc *	142,800	2,435
Target Corp, Cl A	258,600	17,091
Toyota Motor Corp ADR	17,500	2,031

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ulta Beauty Inc *	3,186	$780

		79,698

Consumer Staples – 16.4%
Altria Group Inc	312,215	15,420
Bunge Ltd	1,444	77
Calavo Growers Inc	13,019	950
Cal-Maine Foods Inc	30,114	1,274
Clorox Co/The	60,928	9,391
Coca-Cola Co	270,531	12,810
Colgate-Palmolive Co	168,225	10,013
Conagra Brands Inc	67,700	1,446
Costco Wholesale Corp	47,351	9,646
Flowers Foods Inc	157,708	2,913
Fresh Del Monte Produce Inc	6,700	189
Freshpet Inc *	3,669	118
George Weston Ltd	14,944	985
Hershey Co	112,869	12,097
Hostess Brands Inc, Cl A *	45,482	498
Ingredion Inc	59,042	5,396
J&J Snack Foods Corp	5,929	857
JM Smucker Co/The	96,000	8,975
John B Sanfilippo & Son	2,192	122
Kellogg Co	70,100	3,996
Kimberly-Clark Corp	36,210	4,126
Kroger Co	343,900	9,457
Lamb Weston Holdings Inc	101,568	7,471
Lancaster Colony Corp	9,435	1,669
MGP Ingredients Inc	7,326	418
National Beverage Corp, Cl A	7,099	510
PepsiCo Inc	108,232	11,957
Performance Food Group *	32,576	1,051
Philip Morris International Inc	104,669	6,988
Procter & Gamble Co	140,391	12,905
Simply Good Foods Co/The *	3,784	72
Sysco Corp, Cl A	192,857	12,084
Tyson Foods Inc, Cl A	378,616	20,218
Universal Corp/VA	4,721	256
USANA Health Sciences Inc *	5,484	646
Vector Group Ltd	46,844	456
Walgreens Boots Alliance Inc	288,600	19,720
Walmart Inc	275,600	25,672

		232,849

Energy – 2.1%
Arch Coal Inc	3,373	280
Baker Hughes a GE Co, Cl A	63,347	1,362
Chevron Corp	57,300	6,234
Dorian LPG Ltd *	36,173	211
Evolution Petroleum Corp	5,652	38
Exxon Mobil Corp	133,300	9,090
Midstates Petroleum *	22,337	168

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Par Pacific Holdings Inc *	62,268	$883
Phillips 66	69,700	6,004
SilverBow Resources Inc *	1,600	38
Valero Energy Corp	71,300	5,345

		29,653

Financials – 15.6%
ACNB Corp	966	38
Aflac Inc	240,700	10,966
AGNC Investment Corp ‡	293,117	5,141
Allstate Corp	171,200	14,146
American Financial Group Inc	103,260	9,348
American National Insurance Co	34,863	4,436
Annaly Capital Management Inc ‡	1,249,423	12,269
Anworth Mortgage Asset Corp ‡	20,918	84
Apollo Commercial Real Estate Finance Inc ‡	249,786	4,161
Arch Capital Group Ltd *	476,578	12,734
Ares Commercial Real Estate Corp ‡	3,513	46
ARMOUR Residential Inc ‡	7,863	161
AXA Equitable Holdings Inc	66,658	1,108
Axis Capital Holdings Ltd	86,311	4,457
B. Riley Financial Inc	16,804	239
Bank of NT Butterfield & Son Ltd/The	34,181	1,072
Baycom Corp *	9,604	222
BB&T Corp	44,500	1,928
BCB Bancorp Inc	10,338	108
Berkshire Hathaway Inc, Cl B *	89,100	18,192
Blackstone Mortgage Trust Inc, Cl A	34,234	1,091
Brown & Brown Inc	10,119	279
Cambridge Bancorp	1,870	156
CBOE Global Markets Inc	102,410	10,019
Century Bancorp Inc/MA, Cl A	1,374	93
Chimera Investment Corp ‡	166,821	2,973
Civista Bancshares Inc	4,479	78
CME Group Inc	70,122	13,191
Codorus Valley Bancorp Inc	593	13
Community Bankers Trust Corp *	17,908	129
Community Financial	206	6
Eagle Bancorp Inc *	13,818	673
Enstar Group Ltd *	1,710	287
Essent Group Ltd *	31,577	1,079
Evans Bancorp Inc	2,900	94
Everest Re Group Ltd	36,319	7,909
Exantas Capital Corp ‡	18,438	185
FactSet Research Systems Inc	11,795	2,361
FGL Holdings *	153,144	1,020
First American Financial Corp	76,300	3,406
First Bancshares Inc/MS	1,681	51
First Business Financial Services Inc	2,957	58
First Northwest Bancorp	4,769	71
Genworth MI Canada Inc	71,000	2,090
Global Indemnity Ltd	1,290	47

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Great Ajax Corp ‡	6,210	$75
Guaranty Bancshares Inc	1,457	43
Health Insurance Innovations Inc, Cl A *	7,160	191
Hingham Institution for Savings	521	103
HomeTrust Bancshares Inc	3,124	82
Houlihan Lokey Inc, Cl A	14,726	542
Howard Bancorp Inc *	4,281	61
Independent Bank Corp/MI	1,552	33
International. FCStone Inc *	7,195	263
Invesco Mortgage Capital Inc ‡	25,452	369
Investar Holding Corp	965	24
Kemper Corp, Cl A	4,949	328
Kingstone Cos Inc	12,092	214
Live Oak Bancshares Inc	25,522	378
Loblaw Cos Ltd	110,700	4,953
MarketAxess Holdings Inc	29,423	6,217
Mercury General Corp	14,114	730
Meta Financial Group Inc	19,405	376
MFA Financial Inc ‡	922,594	6,163
Moelis & Co, Cl A	18,333	630
Morningstar Inc, Cl A	16,417	1,803
Mr Cooper Group Inc *	36,398	425
National Bank of Canada	96,800	3,972
National Commerce Corp *	2,418	87
National General Holdings Corp	3,563	86
Nicolet Bankshares Inc *	6,867	335
NMI Holdings Inc, Cl A *	22,502	402
Northeast Bancorp	26,067	436
Norwood Financial Corp	450	15
Ohio Valley Banc Corp	1,779	63
Old Line Bancshares Inc	20,661	544
Old Second Bancorp Inc	8,516	111
Orrstown Financial Services Inc	5,497	100
Parke Bancorp Inc	3,024	57
PCSB Financial Corp	12,884	252
Peoples Bancorp of North Carolina	595	15
PNC Financial Services Group Inc/The	34,500	4,033
Popular Inc	14,176	669
Premier Financial Bancorp Inc	9,395	140
Progressive Corp	122,276	7,377
Protective Insurance Corp	2,940	49
Ready Capital Corp ‡	31,292	433
Reinsurance Group of America Inc, Cl A	23,900	3,351
Riverview Bancorp Inc	15,930	116
Safety Insurance Group Inc	6,911	565
SmartFinancial Inc *	4,353	80
Southern National Bancorp of Virginia Inc	10,198	135
Starwood Property Trust Inc ‡	343,145	6,763
Third Point Reinsurance Ltd *	79,355	765
Timberland Bancorp Inc	15,155	338
TPG RE Finance Trust Inc ‡	15,308	280
Travelers Cos Inc/The	67,900	8,131

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TriCo Bancshares	1,247	$42
Two Harbors Investment Corp ‡	727,951	9,347
United Security Bancshares/Fresno CA	938	9
Unity Bancorp	2,310	48
Waterstone Financial Inc	7,851	132

		221,496

Health Care – 12.0%
AbbVie Inc	56,900	5,246
Accuray Inc *	18,824	64
Amgen Inc, Cl A	28,800	5,607
Amphastar Pharmaceuticals Inc *	29,016	577
Anthem Inc	13,100	3,440
Assembly Biosciences Inc *	9,538	216
Baxter International Inc	36,434	2,398
Bio-Rad Laboratories Inc, Cl A *	35,268	8,190
Cambrex Corp *	12,435	470
CareDx Inc *	11,402	287
Cigna Corp	20,494	3,892
Codexis Inc *	33,321	556
CryoPort Inc *	9,279	102
CVS Health Corp	23,494	1,539
Dova Pharmaceuticals Inc *	25,183	191
Eli Lilly & Co	107,000	12,382
Enzo Biochem Inc *	71,099	198
Gilead Sciences Inc	59,000	3,690
Haemonetics Corp *	11,106	1,111
HCA Healthcare Inc	94,000	11,698
Humana Inc	35,434	10,151
ICU Medical Inc *	13,697	3,145
IDEXX Laboratories Inc *	3,380	629
Inogen Inc *	285	35
Intersect ENT Inc *	5,454	154
IntriCon Corp *	3,051	81
Johnson & Johnson	208,700	26,933
Kindred Biosciences Inc *	2,894	32
LeMaitre Vascular Inc	38,486	910
Luminex Corp	5,334	123
Merck & Co Inc	418,602	31,985
Myriad Genetics Inc *	13,690	398
Pfizer Inc	685,900	29,940
Phibro Animal Health Corp, Cl A	1,203	39
Sanofi ADR	61,600	2,674
Tactile Systems Technology Inc *	12,307	561
Utah Medical Products Inc	4,371	363

		170,007

Industrials – 7.6%
ADT Inc	152,457	916
Advanced Disposal Services Inc *	34,765	832
Aerovironment Inc *	3,388	230
Allison Transmission Holdings Inc	188,400	8,273

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Blue Bird Corp *	6,671	$121
BWX Technologies Inc, Cl W	105,931	4,050
Carlisle Cos Inc	36,827	3,702
Casella Waste Systems Inc, Cl A *	12,365	352
Eaton Corp PLC	107,800	7,402
Expeditors International of Washington Inc	31,601	2,152
FedEx Corp	8,700	1,404
Forrester Research Inc	5,899	264
Lawson Products Inc/DE *	1,300	41
Lockheed Martin Corp	35,407	9,271
Maxar Technologies Ltd	14,881	178
National Presto Industries	3,461	405
Northrop Grumman Corp	682	167
Omega Flex Inc	2,851	154
Raytheon Co	103,314	15,843
Republic Services Inc	285,109	20,553
Schneider National Inc, Cl B	45,602	851
Toro Co/The	24,240	1,355
United Technologies Corp	66,500	7,081
Vectrus Inc *	18,156	392
Waste Management Inc	245,021	21,804

		107,793

Information Technology – 15.4%
Alpha & Omega Semiconductor *	4,188	43
Amdocs Ltd	429,368	25,152
Appfolio Inc, Cl A *	1,355	80
Apple Inc	111,700	17,620
Aspen Technology Inc *	22,731	1,868
Automatic Data Processing Inc	60,769	7,968
Avnet Inc	87,000	3,141
Booz Allen Hamilton Holding Corp, Cl A	218,737	9,858
CACI International Inc, Cl A *	1,386	200
Cadence Design Systems Inc *	67,429	2,932
Canon Inc ADR	130,800	3,610
Casa Systems Inc *	22,128	291
CDK Global Inc	117,248	5,614
Cisco Systems Inc	460,700	19,962
Cision Ltd *	19,374	227
Corning Inc, Cl B	120,900	3,652
CSG Systems International Inc	6,102	194
Diodes Inc *	4,562	147
Ebix Inc	13,968	595
F5 Networks Inc, Cl A *	41,500	6,724
Genpact Ltd	151,768	4,096
Intel Corp	365,500	17,153
International Business Machines Corp	90,300	10,264
Jack Henry & Associates Inc	26,358	3,335
KLA-Tencor Corp	57,400	5,137
Maxim Integrated Products Inc	59,609	3,031
Motorola Solutions Inc	154,080	17,725
National Instruments Corp	156,808	7,116

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NXP Semiconductors NV	28,997	$2,125
Oracle Corp, Cl B	286,100	12,917
PRGX Global Inc *	2,210	21
Sykes Enterprises Inc *	5,752	142
Symantec Corp, Cl A	362,351	6,847
SYNNEX Corp	8,285	670
Synopsys Inc *	100,960	8,505
TTEC Holdings Inc	5,995	171
Western Union Co/The	548,900	9,364
Zix Corp *	13,812	79

		218,576

Materials – 1.9%
Ardagh Group SA, Cl A	8,707	96
Avery Dennison Corp	7,014	630
Axalta Coating Systems Ltd *	16,313	382
Crown Holdings Inc *	54,000	2,245
Eastman Chemical Co	54,880	4,012
Gold Resource Corp	77,360	309
Materion Corp	2,815	127
NewMarket Corp	169	70
Newmont Mining Corp	154,600	5,357
Royal Gold Inc, Cl A	24,252	2,077
Silgan Holdings Inc	60,100	1,420
Sonoco Products Co	153,400	8,150
Valvoline Inc	95,145	1,841

		26,716

Real Estate – 4.0%
Apple Hospitality Inc ‡	460,102	6,561
Brixmor Property Group Inc ‡	246,300	3,618
Consolidated-Tomoka Land Co	4,811	252
CoreCivic Inc ‡	24,803	442
CorePoint Lodging Inc ‡	11,987	147
Cousins Properties Inc, Cl A ‡	58,350	461
Easterly Government Properties Inc ‡	8,224	129
Equity Commonwealth ‡	11,120	334
Gaming and Leisure Properties Inc ‡	56,900	1,838
Getty Realty Corp ‡	102,400	3,012
Marcus & Millichap Inc *	5,272	181
MedEquities Realty Trust Inc ‡	20,023	137
National Health Investors Inc ‡	62,456	4,718
Newmark Group Inc, Cl A	3,090	25
Omega Healthcare Investors Inc ‡	144,000	5,062
Piedmont Office Realty Trust, Cl A ‡	273,000	4,652
PotlatchDeltic Corp ‡	6,358	201
PS Business Parks Inc ‡	13,187	1,727
Retail Properties of America Inc, Cl A ‡	315,600	3,424
RMR Group Inc/The	14,086	748
Ryman Hospitality Properties Inc ‡	8,128	542
Senior Housing Properties Trust ‡	221,100	2,591
St Joe Co/The *	2,504	33

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Terreno Realty Corp ‡	29,249	$1,029
VEREIT Inc ‡	655,900	4,690
VICI Properties Inc ‡	554,211	10,408
Xenia Hotels & Resorts Inc ‡	10,388	179

		57,141

Utilities – 10.4%
ALLETE	22,120	1,686
Ameren Corp	210,900	13,757
American Electric Power Co Inc	172,521	12,894
Avangrid Inc	70,673	3,540
CenterPoint Energy Inc	40,112	1,132
Chesapeake Utilities Corp	11,351	923
Clearway Energy Inc, Cl C	21,968	379
CMS Energy Corp	169,473	8,414
DTE Energy Co	42,001	4,633
Edison International	89,800	5,098
El Paso Electric Co, Cl A	20,304	1,018
Entergy Corp	204,300	17,584
Exelon Corp	469,700	21,184
FirstEnergy Corp	246,500	9,256
Hawaiian Electric Industries Inc	107,565	3,939
IDACORP Inc, Cl A	17,638	1,641
MGE Energy Inc	10,144	608
New Jersey Resources Corp	1,105	51
NextEra Energy Inc	74,240	12,904
Northwest Natural Holding Co	17,621	1,065
NorthWestern Corp	24,681	1,467
Pinnacle West Capital Corp	33,998	2,897
PNM Resources Inc	32,970	1,355
Portland General Electric Co	21,770	998
Public Service Enterprise Group Inc	232,900	12,123
Southwest Gas Holdings Inc	9,490	726
Spire	19,426	1,439
Unitil Corp	22,335	1,131
Xcel Energy Inc	73,619	3,627

		147,469

Total Common Stock (Cost $1,292,259) ($ Thousands)		1,387,805

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 2.7%
SEI Daily Income Trust, Government Fund, Cl F 2.200% **†	38,070,805	$38,071

Total Cash Equivalent (Cost $38,071) ($ Thousands)		38,071

Total Investments in Securities – 100.5% (Cost $1,330,330) ($ Thousands)		$1,425,876

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
S&P 500 Index E-MINI	146	Mar-2019	$18,179	$18,288	$109

Percentages are based on Net Assets of $1,418,755 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

ADR – American Depositary Receipt

Cl – Class

Ltd. – Limited

PLC – Public Limited Company

S&P – Standard & Poor’s

The following is a list of the level of inputs used as of December 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,387,805	$–	$–	$1,387,805
Cash Equivalent	38,071	–	–	38,071

Total Investments in Securities	$1,425,876	$–	$–	$1,425,876

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$109	$–	$–	$109

Total Other Financial Instruments	$109	$–	$–	$109

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

U.S. Managed Volatility Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/18	Dividend Income
SEI Daily Income Trust, Government Fund, Class F	$28,046	$134,331	$(124,306)	$–	$–	$38,071	$173

Totals	$28,046	$134,331	$(124,306)	$–	$–	$38,071	$173

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 99.3%
Australia – 3.6%
AGL Energy Ltd	14,570	$211
AMP Ltd	741,826	1,280
Aurizon Holdings Ltd	163,399	492
AusNet Services	538,365	589
Caltex Australia	77,775	1,395
Coca-Cola Amatil	278,583	1,606
Cochlear Ltd	16,327	1,995
Coles Group Ltd *	107,124	885
Crown Resorts	120,119	1,003
CSL	45,149	5,885
Evolution Mining Ltd	377,195	980
Flight Centre Travel Group	59,467	1,797
Insurance Australia Group	84,457	416
Newcrest Mining Ltd	149,168	2,289
Northern Star Resources Ltd	48,436	315
REA Group	10,425	543
Regis Resources Ltd	71,260	242
Rio Tinto	164,685	9,098
Saracen Mineral Holdings Ltd *	154,889	320
Sonic Healthcare Ltd	28,679	447
South32 Ltd	317,798	750
St Barbara Ltd	207,940	688
Stockland ‡	590,109	1,462
Telstra, Cl B	1,016,828	2,040
Wesfarmers	134,921	3,061
Woolworths Group	170,122	3,524

		43,313

Austria – 0.8%
Agrana Beteiligungs AG	30,704	564
Erste Group Bank AG	71,225	2,365
EVN AG	17,488	252
Oberbank AG	594	61
Oesterreichische Post AG	69,674	2,391
Telekom Austria AG, Cl A	44,848	340
voestalpine	118,655	3,540

		9,513

Belgium – 0.6%
Ageas	4,137	186
Colruyt	56,684	4,033
Elia System Operator SA/NV	5,065	338
Financiere de Tubize SA	503	35
Proximus SADP	83,747	2,261
Sipef NV	1,505	84
UCB, Cl A	7,558	616

		7,553

Canada – 6.2%
Argonaut Gold Inc *	46,600	53
Atco, Cl I	78,777	2,227
Bank of Montreal	92,317	6,029

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BCE Inc	220,026	$8,697
Canadian Imperial Bank of Commerce	75,468	5,618
Canadian Tire Corp Ltd, Cl A	10,700	1,118
Canadian Utilities Ltd, Cl A	70,686	1,621
CGI Group Inc, Cl A *	25,400	1,553
Constellation Software	3,200	2,047
Detour Gold Corp *	70,100	592
Empire Co Ltd, Cl A	33,500	707
Fairfax Financial Holdings Ltd	4,200	1,848
George Weston Ltd	24,255	1,599
Great-West Lifeco Inc	9,900	204
Guyana Goldfields Inc *	51,200	60
H&R Real Estate Investment Trust ‡	122,600	1,854
IGM Financial Inc	2,000	45
Industrial Alliance Insurance & Financial Services Inc	6,500	207
Kinross Gold Corp *	50,600	163
Loblaw Cos Ltd	34,700	1,553
Metro, Cl A	38,400	1,331
Morguard Real Estate Investment Trust ‡	5,637	47
National Bank of Canada	141,100	5,791
North West Co Inc/The	8,900	205
OceanaGold Corp	102,400	373
Open Text Corp	26,000	847
Power Corp of Canada	41,300	742
Power Financial Corp	56,000	1,059
RioCan Real Estate Investment Trust ‡	86,200	1,502
Rogers Communications Inc, Cl B	242,800	12,437
Royal Bank of Canada	47,700	3,263
SmartCentres Real Estate Investment Trust ‡	15,800	357
SSR Mining Inc *	36,080	436
Sun Life Financial Inc	20,100	667
TELUS Corp	3,400	113
Toronto-Dominion Bank	125,492	6,235
Waste Connections Inc	12,600	935
Wesdome Gold Mines Ltd *	35,900	116

		74,251

Denmark – 0.3%
DSV A/S	11,926	784
H Lundbeck A/S, Cl H	2	–
Matas A/S	3,532	31
Royal Unibrew A/S	27,055	1,861
William Demant Holding *	44,717	1,267

		3,943

Finland – 0.1%
Kesko OYJ, Cl B	24,043	1,294

France – 1.2%
Aeroports de Paris, Cl A	2,068	391
Boiron SA	654	37
Caisse Regionale de Credit Agricole Mutuel Nord de France	453	11

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dassault Aviation SA	482	$667
Engie	288,021	4,124
Eutelsat Communications	17,344	341
Hermes International	183	101
Orange	84,109	1,361
Peugeot SA	47,526	1,013
Publicis Groupe SA	7,841	449
Suez	47,639	628
Veolia Environnement	278,331	5,713

		14,836

Germany – 1.9%
Aareal Bank AG	84,301	2,601
adidas	17,389	3,626
Deutsche Lufthansa AG	205,954	4,638
Deutsche Telekom AG	55,180	935
Fraport Frankfurt Airport Services Worldwide	2,504	179
Freenet AG	100,096	1,939
MAN SE	2,451	252
McKesson Europe AG	3,971	118
METRO	308,898	4,730
MVV Energie AG	2,427	70
RHOEN-KLINIKUM AG	55,090	1,389
RTL Group	16,494	880
Salzgitter AG	20,720	606
Uniper	21,056	544
Wuestenrot & Wuerttembergische AG	1,365	25

		22,532

Guernsey – 0.4%
Amdocs Ltd	77,539	4,542

Hong Kong – 5.1%
ASM Pacific Technology	102,300	986
BOC Hong Kong Holdings Ltd	522,500	1,942
CK Hutchison Holdings Ltd	20,500	197
CK Infrastructure Holdings	602,000	4,560
CLP Holdings, Cl B	1,670,656	18,884
First Pacific Co Ltd	1,054,000	406
Hang Lung Group Ltd	23,000	59
Hang Seng Bank Ltd	120,000	2,694
HK Electric Investments & HK Electric Investments	1,691,500	1,707
HKT Trust & HKT	3,767,000	5,427
Kerry Properties	470,000	1,606
Langham Hospitality Investments and Langham Hospitality Investments Ltd	425,500	158
Li & Fung Ltd	3,742,000	588
Link REIT ‡	710,000	7,191
Miramar Hotel & Investment	49,000	95
MTR Corp Ltd	659,000	3,468
NWS Holdings	351,000	720
PCCW	1,766,000	1,017
Power Assets Holdings	367,000	2,555

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Regal Hotels International Holdings Ltd	426,000	$285
Regal Real Estate Investment Trust ‡	90,000	26
Sunlight Real Estate Investment Trust ‡	81,000	52
Swire Pacific Ltd, Cl A	81,500	861
WH Group (A)	4,274,500	3,292
Yue Yuen Industrial Holdings	641,500	2,052

		60,828

Ireland – 0.3%
Accenture PLC, Cl A	14,053	1,982
Jazz Pharmaceuticals PLC *	11,545	1,431

		3,413

Israel – 1.8%
Bank Hapoalim BM	1,179,985	7,468
Bank Leumi Le-Israel	1,523,061	9,212
FIBI Holdings Ltd	1,678	43
Israel Discount Bank Ltd, Cl A	1,058,914	3,276
Mediterranean Towers Ltd	39,638	67
Oil Refineries Ltd	457,615	218
Paz Oil Co Ltd	1,978	299
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	3,134	161
Shufersal Ltd	40,995	269

		21,013

Italy – 0.5%
A2A SpA	231,648	416
Assicurazioni Generali	44,915	750
Avio SpA	5,445	69
Enel SpA	118,071	681
Hera SpA	610,398	1,858
Iren SpA	775,065	1,857
Orsero SpA	4,900	42

		5,673

Japan – 10.2%
ABC-Mart Inc, Cl H	11,100	615
Aeon Co Ltd, Cl H	26,800	525
Aeon Hokkaido Corp	35,900	256
AEON REIT Investment Corp ‡	244	281
Ahjikan Co Ltd	2,500	25
Ajinomoto	41,300	737
Alfresa Holdings Corp	36,200	925
Alpen Co Ltd	26,769	410
Amiyaki Tei Co Ltd	2,300	77
Aohata Corp	2,900	61
Araya Industrial Co Ltd	2,600	36
Arcland Sakamoto Co Ltd	3,900	48
Arcs Co Ltd	3,500	78
Asante Inc	2,200	40
Astellas Pharma	361,600	4,619
Atsugi Co Ltd	11,750	103
Bandai Namco Holdings Inc	12,500	561

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Benesse Holdings Inc, Cl A	4,700	$120
Canon	190,900	5,222
C’BON COSMETICS Co Ltd	1,100	26
Central Japan Railway Co	2,200	465
Chubu Electric Power Co Inc	60,000	854
Chugai Pharmaceutical Co Ltd	2,500	145
Chugoku Electric Power Co Inc/The	27,400	357
Computer Institute of Japan Ltd	22,200	145
Create Medic Co Ltd	6,200	56
Daiichikosho Co Ltd	1,300	62
Daiwa House REIT Investment Corp ‡	192	430
Daiwa Office Investment Corp ‡	11	69
DCM Holdings Co Ltd	19,000	199
DyDo Group Holdings Inc	36,590	1,918
EDION Corp	19,900	196
Ezaki Glico Co Ltd	4,500	229
FALCO HOLDINGS Co Ltd	3,400	46
Frontier Real Estate Investment Corp ‡	128	507
Fujiya Co Ltd	22,300	465
G-7 Holdings Inc, Cl 7	9,000	182
Hakudo Co Ltd	4,400	64
Hitachi Ltd	19,400	519
Hokkaido Electric Power Co Inc	31,100	215
Hokkaido Gas Co Ltd	5,200	72
Hokuriku Electric Power Co	5,400	47
Hoya Corp	63,300	3,817
Itochu-Shokuhin Co Ltd	2,003	87
Japan Airlines Co Ltd	16,500	585
Japan Excellent Inc ‡	170	230
Japan Logistics Fund Inc ‡	34	69
Japan Meat Co Ltd	1,300	20
Japan Oil Transportation Co Ltd	2,100	55
Japan Post Bank	57,100	630
Japan Post Holdings Co Ltd	759,200	8,753
Japan Prime Realty Investment Corp, Cl A ‡	131	498
Japan Rental Housing Investments Inc ‡	560	419
Japan Tobacco Inc	143,900	3,432
J-Oil Mills Inc	700	24
JXTG Holdings	27,300	144
Kadoya Sesame Mills Inc	1,000	48
Kakaku.com Inc	31,000	549
Kaken Pharmaceutical Co Ltd	800	35
Kakiyasu Honten Co Ltd	9,700	204
Kamigumi Co Ltd	34,000	699
Kato Sangyo Co Ltd	29,100	805
KDDI	165,100	3,949
Keiyo Co Ltd	7,852	37
Kenedix Retail REIT Corp ‡	172	390
Kewpie Corp	12,100	271
King Jim Co Ltd	14,000	107
Kohnan Shoji Co Ltd	45,146	1,095
Kohsoku Corp	2,600	23

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kojima Co Ltd *	31,200	$136
KOMEDA Holdings Co Ltd	4,000	79
Komeri Co Ltd	9,500	205
Kurimoto Ltd	14,400	182
Kyokuyo Co Ltd	13,500	355
KYORIN Holdings Inc	109,700	2,401
Kyushu Electric Power Co Inc	53,300	636
Kyushu Railway Co	17,800	603
Lawson Inc	5,700	361
Marubeni Corp	332,300	2,339
McDonald’s Holdings Japan	72,800	3,092
Medipal Holdings Corp	187,100	4,016
Megmilk Snow Brand Co Ltd	11,900	309
MEIJI Holdings Co Ltd	3,500	286
Mitsubishi Gas Chemical Co Inc	91,800	1,385
Mitsubishi Tanabe Pharma	221,300	3,189
Mitsui & Co Ltd	98,700	1,521
Mitsui Sugar Co Ltd	5,800	147
Miyoshi Oil & Fat Co Ltd	16,300	156
Mizuho Financial Group Inc	2,179,900	3,384
Mochida Pharmaceutical Co Ltd	4,300	354
Mori Trust Sogo Reit Inc ‡	356	518
Morito Co Ltd	6,400	46
Morozoff Ltd	1,100	50
Mory Industries Inc	1,400	31
Musashi Co Ltd	2,400	48
Nagoya Railroad Co Ltd	8,900	235
Nakayama Steel Works Ltd	34,800	151
NH Foods Ltd	5,700	215
Nichia Steel Works Ltd	8,300	20
Nichi-iko Pharmaceutical Co Ltd	11,500	169
Nihon Kohden Corp	7,900	257
Nippon Accommodations Fund Inc ‡	10	48
Nippon Building Fund ‡	90	567
Nippon Express Co Ltd	8,800	491
Nippon Flour Mills Co Ltd	73,334	1,227
Nippon Light Metal Holdings Co Ltd	14,700	30
Nippon Prologis REIT Inc ‡	76	161
NIPPON REIT Investment Corp ‡	22	73
Nippon Suisan Kaisha Ltd	35,300	198
Nippon Telegraph & Telephone	123,500	5,045
Nippon Television Holdings Inc	6,700	99
Nisshin Oillio Group Ltd/The	21,352	610
Nisshin Seifun Group	18,200	377
Nissin Foods Holdings Co Ltd	2,800	176
NJS Co Ltd	2,600	38
NTT DOCOMO	358,200	8,072
Ohsho Food Service Corp	10,900	720
Okinawa Electric Power Co Inc/The	78,912	1,535
One REIT Inc ‡	72	174
Oracle Japan	42,600	2,718
Orix JREIT Inc ‡	132	219

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Osaka Gas Co Ltd	8,800	$161
Otsuka Corp	19,200	528
OUG Holdings Inc	3,000	66
Rhythm Watch Co Ltd	1,900	33
Ricoh Co Ltd	64,100	629
Rohto Pharmaceutical Co Ltd	3,200	88
San Holdings Inc	1,900	39
San-A Co Ltd, Cl A	1,600	61
Sankyo	14,600	556
Sawai Pharmaceutical Co Ltd	4,000	191
Secom Co Ltd	1,800	150
Seven & i Holdings	148,100	6,456
SG Holdings Co Ltd	10,400	271
Shidax Corp	10,800	30
Shimamura Co Ltd	2,600	199
Shionogi & Co Ltd	6,800	389
Shofu Inc	6,400	63
Showa Sangyo Co Ltd	1,500	41
SKY Perfect JSAT Holdings Inc	20,400	87
St Marc Holdings Co Ltd	3,200	71
Starts Proceed Investment Corp, Cl A ‡	209	323
Step Co Ltd	4,400	52
Sugi Holdings Co Ltd	2,800	111
Suntory Beverage & Food Ltd	9,100	411
Suzuken Co Ltd/Aichi Japan	3,600	183
Taiko Pharmaceutical Co Ltd	20,100	357
Ten Allied Co Ltd *	5,900	21
Toho Gas Co Ltd	2,600	110
Toho Holdings Co Ltd	53,700	1,316
Tohoku Electric Power Co Inc	38,900	514
Tokai Corp/Gifu	2,810	71
Tokyo Electric Power Holdings *	669,800	3,987
Tokyo Gas Co Ltd	6,100	155
Tokyo Theatres Co Inc	2,100	23
Tokyu Recreation Co Ltd	800	34
Tokyu REIT Inc ‡	88	132
Toyo Suisan Kaisha	9,500	332
Tsumura & Co	19,800	551
Unicafe Inc	6,400	59
United Urban Investment ‡	189	293
Valor Holdings Co Ltd	6,900	166
Vital KSK Holdings Inc	59,400	611
West Japan Railway Co	25,000	1,768
Yamada Denki Co Ltd	348,500	1,674
Yamaya Corp	1,800	36
Yashima Denki Co Ltd	4,500	30
Yellow Hat Ltd	3,500	84
Zensho Holdings Co Ltd	9,000	218

		122,167

Netherlands – 0.4%
ABN AMRO Group (A)	28,181	662

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amsterdam Commodities NV	1,287	$26
Coca-Cola European Partners PLC	6,922	318
ForFarmers NV	60,062	553
Koninklijke Ahold Delhaize	94,198	2,377
NN Group NV	25,369	1,009
Sligro Food Group NV	4,480	178

		5,123

New Zealand – 2.2%
Abano Healthcare Group Ltd	3,951	17
Argosy Property Ltd	361,070	291
Arvida Group Ltd	28,483	25
Auckland International Airport Ltd	63,393	305
Chorus Ltd	16,875	55
Contact Energy Ltd	1,508,725	5,969
EBOS Group Ltd	11,508	155
Fisher & Paykel Healthcare	738,885	6,441
Fletcher Building	354,357	1,160
Goodman Property Trust ‡	921,285	945
Kathmandu Holdings Ltd	27,874	51
Kiwi Property Group Ltd ‡	876,642	802
Mainfreight Ltd	3,460	71
Mercury NZ Ltd	1,029,213	2,516
Meridian Energy	129,503	296
Metlifecare Ltd	102,913	372
Property for Industry Ltd ‡	112,662	137
Restaurant Brands New Zealand Ltd	32,005	179
Ryman Healthcare	137,400	989
Sanford Ltd/NZ	10,470	46
Spark New Zealand	1,590,534	4,426
Stride Property Group	75,455	98
Summerset Group Holdings Ltd	83,067	355
Synlait Milk Ltd *	38,942	235
Trustpower Ltd	30,153	124
Vector Ltd	94,500	211
Warehouse Group Ltd/The	38,887	53
Z Energy Ltd	19,005	70

		26,394

Norway – 1.7%
Olav Thon Eiendomsselskap ASA	1,713	28
Orkla	1,190,768	9,356
Telenor	538,108	10,409

		19,793

Portugal – 0.1%
NOS SGPS SA	16,388	99
REN - Redes Energeticas Nacionais SGPS SA	426,813	1,188

		1,287

Singapore – 1.5%
Ascendas Real Estate Investment Trust ‡	1,650,000	3,111
CapitaLand Commercial Trust ‡	1,868,000	2,398
CapitaLand Mall Trust ‡	2,202,500	3,652

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ComfortDelGro Corp Ltd	731,100	$1,153
Fraser and Neave Ltd	20,400	26
Genting Singapore	771,900	552
Hongkong Land Holdings Ltd	19,900	125
Hutchison Port Holdings Trust, Cl U	1,674,000	410
IREIT Global ‡	88,100	47
Jardine Matheson Holdings Ltd	3,900	271
OUE Hospitality Trust ‡	296,500	146
SATS	341,000	1,166
Sheng Siong Group Ltd	1,091,800	849
Singapore Airlines	64,800	448
Singapore Press Holdings Ltd	429,500	741
Singapore Technologies Engineering	412,700	1,057
SPH REIT ‡	768,400	564
StarHub Ltd	984,300	1,264
Suntec Real Estate Investment Trust ‡	146,100	191
Yangzijiang Shipbuilding Holdings	446,200	409

		18,580

Spain – 0.1%
Endesa	31,837	733

Sweden – 2.0%
Axfood AB	360,385	6,167
ICA Gruppen	278,598	9,955
Swedish Match	201,753	7,944

		24,066

Switzerland – 5.4%
Allreal Holding AG, Cl A	14,514	2,254
Alpiq Holding AG	1,275	99
Barry Callebaut	587	912
Berner Kantonalbank AG	232	46
BKW AG	10,313	719
Chocoladefabriken Lindt & Spruengli	374	2,655
Emmi AG	202	140
Helvetia Holding AG	857	499
Intershop Holding AG	158	78
Lastminute.com NV *	1,582	28
Nestle	100,371	8,125
Novartis	98,011	8,355
PSP Swiss Property AG	345	34
Roche Holding	50,791	12,541
Schindler Holding	11,480	2,267
Siegfried Holding AG	4,307	1,468
Sonova Holding *	29,841	4,861
Swiss Life Holding	10,047	3,859
Swiss Prime Site AG	43,495	3,510
Swisscom *	20,517	9,776
Tamedia AG	491	52
Valora Holding AG	9,833	2,145

		64,423

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Kingdom – 2.8%
AG Barr PLC	6,564	$66
B&M European Value Retail SA	70,779	254
Britvic PLC	516,162	5,256
Carnival PLC	8,403	403
Centrica	1,110,510	1,908
Coca-Cola HBC	44,550	1,391
Cranswick PLC	15,084	506
Diageo	114,712	4,083
easyJet PLC	7,406	104
F&C UK Real Estate Investment Ltd	86,329	101
Focusrite PLC	6,827	41
Greggs PLC	114,267	1,842
Imperial Brands PLC	54,723	1,657
Joules Group PLC	28,638	83
Marks & Spencer Group PLC	208,271	656
National Grid	190,674	1,856
Next, Cl A	49,482	2,515
Royal Mail	339,426	1,176
Secure Income REIT PLC ‡	19,676	94
Softcat PLC	11,842	89
SSE	334,645	4,609
Tate & Lyle PLC	12,919	109
TUI	21,182	304
Wm Morrison Supermarkets	1,432,336	3,890

		32,993

United States – 50.1%
Communication Services – 2.1%
Cinemark Holdings Inc	5,604	201
Interpublic Group of Cos Inc/The	30,257	624
John Wiley & Sons Inc, Cl A	47,389	2,226
Marcus Corp/The	18,207	719
MSG Networks Inc *	28,002	660
News Corp, Cl A	183,849	2,087
Telephone & Data Systems Inc	72,225	2,350
United States Cellular Corp *	7,038	366
Verizon Communications Inc	142,568	8,015
Viacom Inc, Cl B	38,424	987
Walt Disney Co/The	62,532	6,857

		25,092

Consumer Discretionary – 7.9%
Acushnet Holdings Corp	13,164	277
America’s Car-Mart Inc/TX *	4,894	355
BJ’s Restaurants Inc	4,288	217
Booking Holdings Inc *	2,194	3,779
Callaway Golf Co	30,407	465
Churchill Downs Inc	11,143	2,718
Columbia Sportswear Co	52,821	4,442
Darden Restaurants Inc	79,523	7,941
Deckers Outdoor Corp *	11,530	1,475
Denny’s Corp, Cl A *	27,377	444

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dollar General Corp	44,008	$4,756
eBay Inc	173,234	4,863
Gap Inc/The	177,611	4,575
Graham Holdings Co, Cl B	804	515
Home Depot Inc/The	63,923	10,983
International Speedway Corp, Cl A	14,676	644
K12 Inc *	31,709	786
Kohl’s Corp	8,434	560
Lindblad Expeditions Holdings Inc *	3,013	41
Lululemon Athletica Inc *	35,914	4,367
Macy’s Inc	2,757	82
McDonald’s Corp	54,027	9,594
RCI Hospitality Holdings Inc	4,740	106
Regis Corp *	12,228	207
Ross Stores Inc	31,662	2,634
Service Corp International/US	158,230	6,370
Shoe Carnival Inc	3,761	126
Steven Madden Ltd	34,755	1,052
Target Corp, Cl A	25,688	1,698
TJX Cos Inc/The	174,474	7,806
Yum! Brands Inc	104,707	9,625

		93,503

Consumer Staples – 10.7%
Altria Group Inc	7,808	386
Archer-Daniels-Midland Co	29,351	1,203
Brown-Forman Corp, Cl B	1,655	79
Central Garden & Pet Co, Cl A *	4,728	148
Clorox Co/The	38,128	5,877
Coca-Cola Co	225,550	10,680
Coca-Cola European Partners	207,211	9,501
Colgate-Palmolive Co	152,734	9,091
Costco Wholesale Corp	38,004	7,742
Estee Lauder Cos Inc/The, Cl A	109,858	14,293
Herbalife Nutrition Ltd *	14,218	838
Hershey Co	20,761	2,225
Ingredion Inc	13,430	1,227
Inter Parfums Inc	1,478	97
J&J Snack Foods Corp	19,712	2,850
John B Sanfilippo & Son Inc	2,763	154
Kimberly-Clark Corp	7,619	868
Lancaster Colony Corp	7,841	1,387
Medifast Inc	14,403	1,801
Monster Beverage Corp *	26,750	1,317
Nu Skin Enterprises Inc, Cl A	17,507	1,074
Oil-Dri Corp of America	1,780	47
PepsiCo Inc	154,668	17,088
Procter & Gamble Co	195,617	17,981
Simply Good Foods Co/The *	4,445	84
Sysco Corp, Cl A	143,904	9,017
Tyson Foods Inc, Cl A	72,407	3,867
USANA Health Sciences Inc *	44,468	5,235

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WD-40 Co	8,635	$1,582

		127,739

Energy – 0.2%
Phillips 66	23,370	2,013
Riviera Resources Inc/Linn *	2,113	33

		2,046

Financials – 6.2%
AG Mortgage Investment Trust Inc ‡	18,724	298
AGNC Investment Corp ‡	559,094	9,807
American Equity Investment Life Holding Co	17,403	486
American Financial Group Inc	9,769	884
Annaly Capital Management Inc ‡	486,090	4,773
Anworth Mortgage Asset Corp ‡	29,363	119
Apollo Commercial Real Estate Finance Inc ‡	25,795	430
Ares Commercial Real Estate Corp ‡	56,183	733
Bancorp Inc/The *	8,909	71
BankFinancial Corp	7,144	107
Banner Corp	3,359	180
Berkshire Hathaway Inc, Cl B *	37,787	7,715
BlackRock TCP Capital Corp	66,206	863
Capital One Financial Corp	6,806	514
CBTX Inc	3,306	97
Central Pacific Financial Corp	7,243	176
Cherry Hill Mortgage Investment Corp ‡	12,988	228
Chimera Investment Corp ‡	17,524	312
Citizens Financial Group Inc	35,535	1,056
Comerica Inc	11,471	788
Dynex Capital Inc ‡	9,074	52
ESSA Bancorp Inc	1,559	24
Exantas Capital Corp ‡	15,007	150
First Northwest Bancorp	5,208	77
Fulton Financial Corp	14,681	227
Granite Point Mortgage Trust Inc	16,647	300
IBERIABANK Corp	2,831	182
Independent Bank Corp/MI	2,904	61
JPMorgan Chase & Co	234	23
Kearny Financial Corp/MD	79,636	1,021
KKR Real Estate Finance Trust Inc ‡	19,079	365
Ladder Capital Corp, Cl A ‡	79,964	1,237
Lincoln National Corp	120,409	6,178
MGIC Investment Corp *	31,043	325
National Western Life Group Inc, Cl A	1,518	456
Northwest Bancshares Inc	82,234	1,393
Oaktree Strategic Income Corp	7,492	58
Pacific City Financial Corp	1,707	27
PennyMac Mortgage Investment Trust ‡	52,665	981
People’s United Financial Inc	16,068	232
Provident Financial Services Inc	3,975	96
Prudential Financial Inc	72,520	5,914
Ready Capital Corp ‡	10,522	146
Reinsurance Group of America Inc, Cl A	21,058	2,953

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Starwood Property Trust Inc ‡	396,345	$7,812
SunTrust Banks Inc	8,883	448
TCF Financial Corp	18,681	364
Territorial Bancorp Inc	286	7
Torchmark Corp, Cl A	51,727	3,855
Trustmark Corp	5,294	151
United Financial Bancorp Inc	6,900	101
US Bancorp	25,766	1,177
Voya Financial Inc	147,083	5,904
Washington Federal Inc	1,273	34
Waterstone Financial Inc	26,486	444
Zions Bancorp NA	31,830	1,297

		73,709

Health Care – 13.3%
Acorda Therapeutics Inc *	10,896	170
Addus HomeCare Corp *	1,907	129
Amedisys Inc *	7,783	911
AngioDynamics Inc *	2,091	42
Anthem Inc	34,447	9,047
Baxter International Inc	3,731	246
Bio-Rad Laboratories Inc, Cl A *	22,263	5,170
BioSpecifics Technologies Corp *	1,926	117
Bruker Corp	22,660	675
Centene Corp *	23,614	2,723
Charles River Laboratories International Inc *	5,344	605
Chemed Corp	41,947	11,883
Cigna Corp	48,627	9,235
Danaher Corp, Cl A	71,638	7,387
Encompass Health Corp	123,895	7,644
Ensign Group Inc/The	6,416	249
Genomic Health Inc *	17,279	1,113
Gilead Sciences Inc	13,327	834
Haemonetics Corp *	6,218	622
HCA Healthcare Inc	42,734	5,318
HealthStream Inc	9,687	234
HMS Holdings Corp *	6,647	187
Humana Inc	38,851	11,130
Innoviva Inc *	38,341	669
Johnson & Johnson	3,345	432
Laboratory Corp of America Holdings *	13,942	1,762
Luminex Corp	13,755	318
Masimo Corp *	10,445	1,121
Merck & Co Inc	44,952	3,435
Mettler-Toledo International Inc *	8,177	4,625
Molina Healthcare Inc *	26,482	3,078
Myriad Genetics Inc *	1,856	54
National HealthCare Corp	12,906	1,012
Orthofix Medical Inc *	22,432	1,177
Pfizer Inc	282,041	12,311
Phibro Animal Health Corp, Cl A	3,365	108
Prestige Consumer Healthcare Inc, Cl A *	51,673	1,596

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quest Diagnostics Inc	107,105	$8,919
STERIS PLC	5,096	544
Taro Pharmaceutical Industries Ltd	1,626	138
United Therapeutics Corp *	37,165	4,047
UnitedHealth Group Inc	36,206	9,020
Universal Health Services Inc, Cl B	56,011	6,529
US Physical Therapy Inc	4,312	441
Vanda Pharmaceuticals Inc *	15,556	406
WellCare Health Plans Inc *	40,025	9,449
Zoetis Inc, Cl A	127,361	10,894

		157,756

Industrials – 2.3%
CH Robinson Worldwide Inc	20,823	1,751
Kimball International Inc, Cl B	12,337	175
Lockheed Martin Corp	25,655	6,717
ManpowerGroup Inc	27,249	1,766
McGrath RentCorp	6,620	341
Raytheon Co	45,687	7,006
Republic Services Inc	8,820	636
Resources Connection Inc	4,371	62
Robert Half International Inc	25,494	1,458
Teledyne Technologies Inc *	3,933	814
Tetra Tech Inc	6,576	340
Waste Management Inc	75,811	6,746

		27,812

Information Technology – 2.9%
Agilysys Inc *	5,251	75
Avaya Holdings Corp *	17,623	257
Booz Allen Hamilton Holding Corp, Cl A	97,163	4,379
Broadridge Financial Solutions Inc	6,657	641
CACI International Inc, Cl A *	9,465	1,363
Cisco Systems Inc	150,538	6,523
Citrix Systems Inc	9,446	968
CSG Systems International Inc	20,337	646
F5 Networks Inc, Cl A *	18,392	2,980
Intuit Inc	12,485	2,458
Jack Henry & Associates Inc	10,849	1,373
Juniper Networks Inc	19,311	520
Mastercard Inc, Cl A	5,750	1,085
MAXIMUS Inc	6,568	428
MicroStrategy Inc, Cl A *	1,873	239
Monotype Imaging Holdings Inc	11,223	174
Motorola Solutions Inc	43,079	4,956
Perficient Inc *	9,050	201
Progress Software Corp	24,394	866
SPS Commerce Inc *	4,467	368
Sykes Enterprises Inc *	23,551	582
Total System Services Inc	26,484	2,153
Western Union Co/The	90,118	1,537

		34,772

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Materials – 1.2%
AptarGroup Inc	5,158	$485
Kaiser Aluminum Corp	33,205	2,965
Materion Corp	37,958	1,708
Newmont Mining Corp	78,385	2,716
Reliance Steel & Aluminum Co	77,671	5,528
Royal Gold Inc, Cl A	7,990	684
Universal Stainless & Alloy Products Inc *	3,047	49

		14,135

Telecommunication Services – 0.3%
ATN International Inc	4,720	338
Marchex Inc, Cl B	10,578	28
New Media Investment Group Inc	111,488	1,290
Reading International Inc, Cl A *	3,532	51
Scholastic Corp, Cl B	47,169	1,899
Tribune Publishing Co *	10,318	117

		3,723

Utilities – 3.2%
American Electric Power Co Inc	51,007	3,812
CenterPoint Energy Inc	326,669	9,222
Consolidated Edison Inc	70,715	5,407
DTE Energy Co	10,733	1,184
Evergy Inc	7,084	402
Exelon Corp	200,301	9,034
Hawaiian Electric Industries Inc	87,130	3,191
MDU Resources Group Inc	51,589	1,230
Pinnacle West Capital Corp	12,489	1,064
Portland General Electric Co	11,726	538
Public Service Enterprise Group Inc	8,134	423
Southern Co/The	47,429	2,083
UGI Corp	15,748	840

		38,430

		598,717

Total Common Stock (Cost $1,138,151) ($ Thousands)		1,186,980

PREFERRED STOCK – 0.1%
Germany – 0.1%
Bayerische Motoren Werke AG (B)	11,084	787

Sweden – 0.0%
Akelius Residential Property AB (B)	11,767	436

Total Preferred Stock (Cost $1,367) ($ Thousands)		1,223

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 0.1%
SEI Daily Income Trust, Government Fund, Cl F 2.200% **	1,202,790	$1,203

Total Cash Equivalent (Cost $1,203) ($ Thousands)		1,203

Total Investments in Securities – 99.5% (Cost $1,140,721) ($ Thousands)		$1,189,406

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	20	Mar-2019	$689	$680	$(13)
FTSE 100 Index	6	Mar-2019	504	509	1
S&P 500 Index E-MINI	23	Mar-2019	2,929	2,881	(48)
SPI 200 Index	2	Mar-2019	196	196	1
Topix Index	9	Mar-2019	1,245	1,225	(52)

			$5,563	$5,491	$(111)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2018 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	01/30/19	USD	1,334	SGD	1,829	$9
Brown Brothers Harriman	01/30/19	USD	868	NOK	7,560	7
Brown Brothers Harriman	01/30/19	USD	594	NOK	5,111	(3)
Brown Brothers Harriman	01/30/19	USD	353	NZD	526	1
Brown Brothers Harriman	01/30/19	USD	1,498	NZD	2,204	(20)
Brown Brothers Harriman	01/30/19	USD	577	AUD	819	–
Brown Brothers Harriman	01/30/19	USD	2,837	AUD	3,960	(49)
Brown Brothers Harriman	01/30/19	USD	3,434	SEK	30,968	69
Brown Brothers Harriman	01/30/19	USD	3,547	GBP	2,801	25
Brown Brothers Harriman	01/30/19	USD	1,861	HKD	14,558	–
Brown Brothers Harriman	01/30/19	USD	3,144	HKD	24,549	(5)
Brown Brothers Harriman	01/30/19	USD	5,342	DKK	35,016	38
Brown Brothers Harriman	01/30/19	USD	4,581	CHF	4,529	27
Brown Brothers Harriman	01/30/19	USD	828	CHF	812	(1)
Brown Brothers Harriman	01/30/19	USD	5,676	CAD	7,640	(77)
Brown Brothers Harriman	01/30/19	USD	7,998	JPY	892,144	153
Brown Brothers Harriman	01/30/19	USD	8,676	EUR	7,615	49
Brown Brothers Harriman	01/30/19	USD	2,301	EUR	2,007	(1)
Brown Brothers Harriman	01/30/19	SGD	13,100	USD	9,543	(76)
Brown Brothers Harriman	01/30/19	GBP	201	USD	256	–
Brown Brothers Harriman	01/30/19	GBP	19,218	USD	24,139	(367)
Brown Brothers Harriman	01/30/19	NZD	21,977	USD	15,116	377
Brown Brothers Harriman	01/30/19	NZD	461	USD	309	–
Brown Brothers Harriman	01/30/19	CHF	29,743	USD	30,125	(138)
Brown Brothers Harriman	01/30/19	AUD	30,537	USD	21,993	488
Brown Brothers Harriman	01/30/19	AUD	658	USD	462	(1)
Brown Brothers Harriman	01/30/19	CAD	59,642	USD	44,501	793
Brown Brothers Harriman	01/30/19	CAD	1,112	USD	815	–
Brown Brothers Harriman	01/30/19	EUR	1,217	USD	1,395	–
Brown Brothers Harriman	01/30/19	EUR	63,290	USD	72,007	(508)
Brown Brothers Harriman	01/30/19	DKK	93,939	USD	14,319	(113)
Brown Brothers Harriman	01/30/19	NOK	102,537	USD	11,980	119
Brown Brothers Harriman	01/30/19	NOK	1,580	USD	180	(3)
Brown Brothers Harriman	01/30/19	SEK	148,360	USD	16,394	(386)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	01/30/19	HKD	244,653	USD	31,323	$47
Brown Brothers Harriman	01/30/19	HKD	8,732	USD	1,116	–
Brown Brothers Harriman	01/30/19	JPY	5,482,692	USD	48,634	(1,456)

						$(1,002)

Percentages are based on Net Assets of $1,195,144 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2018.
‡	Real Estate Investment Trust.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $3,954 ($ Thousands), representing 0.3% of the Net Assets of the Fund.

(B)	There is currently no rate available.

CBT – Chicago Board of Trade

Cl – Class

CLP – Chilean Peso

DN – Discount Note

EUR – Euro

Ltd. – Limited

PLC – Public Limited Company

REIT – Real Estate investment Trust

SEK – Swedish Krona

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,186,241	$739	$–	$1,186,980
Preferred Stock	1,223	–	–	1,223
Cash Equivalent	1,203	–	–	1,203

Total Investments in Securities	$1,188,667	$739	$–	$1,189,406

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$2	$–	$–	$2
Unrealized Depreciation	(113)	–	–	(113)
Forwards Contracts *
Unrealized Appreciation	–	2,202	–	2,202
Unrealized Depreciation	–	(3,204)	–	(3,204)

Total Other Financial Instruments	$(111)	$(1,002)	$–	$(1,113)

*Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended December 31, 2018, there were no Level 3 investments.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Global Managed Volatility Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Value 12/31/18	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$26,205	$69,621	$(94,623)	$1,203	$186

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 97.6%
Communication Services – 5.4%
AT&T Inc	100,626	$2,872
Madison Square Garden Co *	21,564	5,773
NTT DOCOMO Inc ADR	130,100	2,895
Omnicom Group Inc	67,600	4,951
SK Telecom Co Ltd ADR	129,800	3,478
Take-Two Interactive Software Inc, Cl A *	9,560	984
TELUS Corp	115,600	3,830
Verizon Communications Inc	306,451	17,229
Walt Disney Co/The	95,633	10,486

		52,498

Consumer Discretionary – 4.8%
AutoZone Inc *	6,300	5,282
Best Buy Co Inc	10,994	582
Canadian Tire Corp Ltd, Cl A	59,500	6,218
Children’s Place Inc/The	37,800	3,405
Churchill Downs Inc	241	59
Darden Restaurants Inc	65,500	6,541
Deckers Outdoor Corp *	3,645	466
Dick’s Sporting Goods Inc	14,397	449
Dollar General Corp	13,022	1,408
Dunkin’ Brands Group Inc	15,669	1,005
Fiat Chrysler Automobiles *	24,564	355
Gap Inc/The	52,187	1,344
Graham Holdings Co, Cl B	1,110	711
Lowe’s Cos Inc	34,400	3,177
McDonald’s Corp	37,991	6,746
NVR Inc *	432	1,053
Toyota Motor Corp ADR	38,500	4,469
Ulta Beauty Inc *	13,886	3,400

		46,670

Consumer Staples – 15.5%
Altria Group Inc	226,051	11,165
Archer-Daniels-Midland Co	45,200	1,852
Church & Dwight Co Inc	107,035	7,039
Clorox Co/The	51,839	7,990
Coca-Cola Co	97,457	4,614
Coca-Cola European Partners	49,400	2,265
Colgate-Palmolive Co	64,144	3,818
Conagra Brands Inc	85,000	1,816
Costco Wholesale Corp	38,401	7,823
Hershey Co	44,177	4,735
Ingredion Inc	10,845	991
JM Smucker Co/The	20,949	1,958
Kimberly-Clark Corp	43,214	4,924
Kroger Co	124,000	3,410
Lamb Weston Holdings Inc	41,191	3,030
McCormick & Co Inc/MD	59,808	8,328
Metro, Cl A	58,400	2,024
Nu Skin Enterprises Inc, Cl A	18,077	1,109

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PepsiCo Inc	67,240	$7,429
Philip Morris International Inc	34,437	2,299
Procter & Gamble Co	48,347	4,444
Sanderson Farms Inc	28,200	2,800
Sysco Corp, Cl A	101,252	6,344
Tyson Foods Inc, Cl A	183,000	9,772
Walgreens Boots Alliance Inc	233,800	15,975
Walmart Inc	250,571	23,341

		151,295

Energy – 2.6%
Chevron Corp	46,500	5,059
EOG Resources Inc	52,485	4,577
Exxon Mobil Corp	71,100	4,848
Marathon Petroleum Corp	19,233	1,135
Valero Energy Corp	82,494	6,185
Williams Cos Inc/The	165,598	3,651

		25,455

Financials – 16.1%
Aflac Inc	112,800	5,139
AGNC Investment Corp ‡	235,092	4,124
Allstate Corp	65,446	5,408
American Financial Group Inc	41,500	3,757
Arbor Realty Trust Inc	226,127	2,277
Arch Capital Group Ltd *	215,234	5,751
Assurant Inc	10,566	945
Assured Guaranty Ltd	34,028	1,303
Axis Capital Holdings Ltd	61,200	3,160
Bank of America Corp	21,231	523
Bank of Hawaii Corp	44,553	2,999
Bank of Nova Scotia/The, Cl C	52,600	2,621
BankUnited Inc	15,934	477
Berkshire Hathaway Inc, Cl B *	59,100	12,067
BOK Financial Corp	52,300	3,835
CBOE Global Markets Inc	81,601	7,983
Chimera Investment Corp ‡	148,500	2,646
Chubb Ltd	12,399	1,602
CME Group Inc	31,724	5,968
Cullen/Frost Bankers Inc	29,830	2,623
Everest Re Group Ltd	48,445	10,549
Genworth MI Canada Inc	23,900	703
Hanover Insurance Group Inc/The, Cl A	19,700	2,300
Ladder Capital Corp, Cl A ‡	47,480	735
LPL Financial Holdings Inc	61,576	3,761
MarketAxess Holdings Inc	18,036	3,811
MFA Financial Inc ‡	587,879	3,927
Morningstar Inc, Cl A	55,180	6,061
National Bank of Canada	54,700	2,245
Popular Inc	79,877	3,772
Progressive Corp	115,800	6,986
Regions Financial Corp	192,651	2,578

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reinsurance Group of America Inc, Cl A	9,329	$1,308
RenaissanceRe Holdings Ltd	83,889	11,216
TFS Financial Corp	234,035	3,775
Travelers Cos Inc/The	83,472	9,996
Two Harbors Investment Corp ‡	259,349	3,330
Voya Financial Inc	13,223	531
White Mountains Insurance Group Ltd	4,079	3,499

		156,291

Health Care – 17.6%
AbbVie Inc	53,300	4,914
AmerisourceBergen Corp, Cl A	60,764	4,521
Amgen Inc, Cl A	16,800	3,270
Anthem Inc	44,047	11,568
AstraZeneca PLC ADR	107,200	4,071
Bausch Health *	3,933	73
Baxter International Inc	87,932	5,788
Biogen Inc *	3,955	1,190
Bio-Rad Laboratories Inc, Cl A *	4,563	1,060
Chemed Corp	1,680	476
Cigna Corp	31,970	6,072
CVS Health Corp	31,418	2,058
Edwards Lifesciences Corp, Cl A *	2,235	342
Eli Lilly & Co	160,070	18,523
Haemonetics Corp *	2,567	257
Hill-Rom Holdings Inc	7,580	671
Hologic Inc *	32,197	1,323
Humana Inc	38,857	11,132
ICON PLC *	9,514	1,229
Johnson & Johnson	195,937	25,286
Laboratory Corp of America Holdings *	18,602	2,351
Masimo Corp *	11,105	1,192
McKesson Corp	8,957	990
Merck & Co Inc	272,688	20,836
Pfizer Inc	603,400	26,338
Premier Inc, Cl A *	18,980	709
Quest Diagnostics Inc	50,752	4,226
UnitedHealth Group Inc	35,650	8,881
Varian Medical Systems Inc *	2,133	242
WellCare Health Plans Inc *	1,176	278
Zoetis Inc, Cl A	18,364	1,571

		171,438

Industrials – 8.7%
Boeing Co/The	32,700	10,546
BWX Technologies Inc, Cl W	20,728	792
EMCOR Group Inc	13,365	798
Expeditors International of Washington Inc	29,697	2,022
General Dynamics Corp	8,600	1,352
Huntington Ingalls Industries Inc, Cl A	5,798	1,103
Kaman Corp, Cl A	32,900	1,845
L3 Technologies Inc	20,542	3,567

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Landstar System Inc	11,414	$1,092
Lockheed Martin Corp	25,675	6,723
Northrop Grumman Corp	45,126	11,051
Quanta Services Inc	37,697	1,135
Raytheon Co	80,261	12,308
Republic Services Inc	146,100	10,532
Southwest Airlines Co, Cl A	23,251	1,081
Spirit AeroSystems Holdings Inc, Cl A	12,040	868
United Continental Holdings Inc *	9,555	800
United Technologies Corp	50,700	5,399
Waste Management Inc	133,069	11,842

		84,856

Information Technology – 10.9%
Amdocs Ltd	171,424	10,042
Apple Inc	75,762	11,951
Aspen Technology Inc *	14,158	1,163
Automatic Data Processing Inc	20,455	2,682
Broadridge Financial Solutions Inc	13,234	1,274
Cadence Design Systems Inc *	8,968	390
Cisco Systems Inc	306,400	13,276
Citrix Systems Inc	14,298	1,465
CSG Systems International Inc	37,600	1,195
Intel Corp	307,300	14,422
Intuit Inc	7,373	1,451
Jack Henry & Associates Inc	10,939	1,384
Juniper Networks Inc	135,400	3,644
Mastercard Inc, Cl A	1,331	251
Microsoft Corp	85,745	8,709
Motorola Solutions Inc	88,163	10,142
NetApp Inc	9,091	542
Oracle Corp, Cl B	176,000	7,946
Science Applications International Corp	14,671	934
Symantec Corp, Cl A	173,514	3,279
Synopsys Inc *	74,285	6,258
Tech Data Corp *	22,200	1,816
Teradyne Inc	15,297	480
VeriSign Inc *	10,747	1,594

		106,290

Materials – 2.2%
AptarGroup Inc	6,262	589
Avery Dennison Corp	31,600	2,839
Axalta Coating Systems Ltd *	99,788	2,337
Bemis Co Inc	44,400	2,038
Kaiser Aluminum Corp	33,600	3,000
LyondellBasell Industries NV, Cl A	7,082	589
Newmont Mining Corp	72,914	2,526
Silgan Holdings Inc	64,900	1,533
Sonoco Products Co	98,300	5,223

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Trinseo SA	15,714	$719

		21,393

Real Estate – 2.2%
Equity LifeStyle Properties Inc ‡	14,695	1,427
Medical Properties Trust Inc ‡	197,100	3,170
National Health Investors Inc ‡	41,200	3,112
Omega Healthcare Investors Inc ‡	128,000	4,499
SBA Communications Corp, Cl A *‡	8,218	1,331
Tanger Factory Outlet Centers Inc ‡	190,700	3,856
VEREIT Inc ‡	523,800	3,745

		21,140

Utilities – 11.6%
Alliant Energy Corp	9,988	422
Ameren Corp	74,283	4,846
American Electric Power Co Inc	128,030	9,569
Consolidated Edison Inc	163,643	12,512
DTE Energy Co	45,217	4,987
Duke Energy Corp	55,583	4,797
Edison International	120,856	6,861
Entergy Corp	119,200	10,260
Eversource Energy	117,761	7,659

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exelon Corp	227,300	$10,251
FirstEnergy Corp	87,500	3,286
NextEra Energy Inc	35,150	6,110
Pinnacle West Capital Corp	48,930	4,169
Portland General Electric Co	73,374	3,364
Public Service Enterprise Group Inc	183,544	9,553
Southern Co/The	92,901	4,080
Southwest Gas Holdings Inc	10,242	784
UGI Corp	27,722	1,479
WEC Energy Group Inc	119,032	8,244

		113,233

Total Common Stock (Cost $664,501) ($ Thousands)		950,559

CASH EQUIVALENT – 3.6%
SEI Daily Income Trust, Government Fund, Cl F 2.200% **†	34,916,191	34,916

Total Cash Equivalent (Cost $34,916) ($ Thousands)		34,916

Total Investments in Securities – 101.2% (Cost $699,417) ($ Thousands)		$985,475

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	66	Mar-2019	$8,318	$8,267	$(51)

			$8,318	$8,267	$(51)

Percentages are based on Net Assets of $973,897 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2018.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.

ADR – American Depositary Receipt

Cl – Class

PLC – Public Limited Company

S&P – Standard & Poor’s

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$950,559	$–	$–	$950,559
Cash Equivalent	34,916	–	–	34,916

Total Investments in Securities	$985,475	$–	$–	$985,475

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(51)	$–	$–	$(51)

Total Other Financial Instruments	$(51)	$–	$–	$(51)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed Managed Volatility Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Value 12/31/2018	Income
SEI Daily Income Trust, Government Fund, CI F	$17,479	$85,878	$(68,441)	$34,916	$146

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed International Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 95.5%
Australia – 7.2%
Abacus Property Group	227,045	$523
AGL Energy Ltd	172,598	2,503
ASX	42,439	1,791
Aurizon Holdings Ltd	487,344	1,468
BHP Group Ltd	34,437	830
Brickworks Ltd	70,947	831
Coca-Cola Amatil	349,680	2,016
Coles Group Ltd *	21,789	180
Crown Resorts	133,154	1,112
CSL	11,300	1,473
Evolution Mining Ltd	42,178	110
Flight Centre Travel Group	25,121	759
Harvey Norman Holdings Ltd	552,212	1,228
Inghams Group Ltd	383,880	1,116
LendLease Group	65,829	539
Macquarie Group Ltd	22,760	1,741
Mirvac Group	364,912	575
Newcrest Mining Ltd	13,198	202
Sonic Healthcare Ltd	17,063	266
South32 Ltd	245,341	579
Stockland	119,538	296
Telstra, Cl B	433,274	869
Wesfarmers	45,049	1,022
Woolworths Group	99,884	2,069

		24,098

Austria – 1.1%
CA Immobilien Anlagen AG	10,990	347
Erste Group Bank AG	2,730	91
Oesterreichische Post AG	11,925	409
OMV AG	15,863	694
Raiffeisen Bank International AG	10,727	272
S IMMO AG	9,548	159
Telekom Austria AG, Cl A	94,739	719
UNIQA Insurance Group AG	35,314	317
Verbund AG	10,313	439
voestalpine	8,182	244

		3,691

Belgium – 1.8%
Ageas	4,176	188
Colruyt	44,388	3,158
D’ieteren SA/NV	6,455	243
Sipef NV	1,175	65
TER Beke SA	295	41
UCB, Cl A	22,217	1,811
Umicore SA	17,180	685

		6,191

Canada – 2.2%
Bank of Nova Scotia/The, Cl C	5,274	263
Canadian Imperial Bank of Commerce	5,963	444

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Canadian Tire Corp Ltd, Cl A	11,347	$1,186
George Weston Ltd	3,594	237
Loblaw Cos Ltd	12,258	548
TELUS Corp	70,718	2,343
Toronto-Dominion Bank	48,192	2,394

		7,415

Denmark – 2.2%
Carlsberg, Cl B	10,243	1,087
Coloplast, Cl B	10,824	1,003
Danske Bank A/S	82,138	1,622
Jyske Bank A/S	16,081	579
Matas A/S	15,078	134
Novo Nordisk, Cl B	23,561	1,075
Royal Unibrew A/S	6,405	441
Scandinavian Tobacco Group A/S (A)	64,730	778
Sydbank A/S	14,352	341
United International Enterprises	564	115
William Demant Holding *	5,208	147

		7,322

Finland – 1.1%
Elisa	9,000	371
Fortum	47,674	1,041
Kesko OYJ, Cl B	18,076	973
Orion Oyj, Cl B	19,425	673
Tieto OYJ	21,996	593

		3,651

France – 6.2%
Accor SA	20,618	875
Aeroports de Paris, Cl A	1,070	202
AXA	4,165	90
Baikowski SAS *	2,092	33
Bastide le Confort Medical	2,603	77
Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France	985	99
Caisse Regionale De Credit Agricole Mutuel Toulouse 31	779	100
Cie Generale des Etablissements Michelin SCA	18,429	1,826
Credit Agricole	90,960	981
Credit Regionale de Credit Agricole Mutuel Sud Rhone Alpes	459	105
Danone SA	8,176	575
Dassault Aviation SA	748	1,035
Engie	100,683	1,442
Fnac Darty SA *	1,602	105
Kaufman & Broad SA	15,435	589
Lagardere SCA	33,659	847
LNA Sante SA	2,819	140
Metropole Television SA	40,778	654
Orange	65,881	1,066
PSB Industries SA	2,092	73

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Renault SA	1,992	$124
Rubis SCA	2,506	134
Sanofi	59,113	5,113
SCOR SE	24,604	1,108
Thales, Cl A	1,533	179
TOTAL SA	50,579	2,670
Veolia Environnement	26,052	535

		20,777

Germany – 5.4%
Aareal Bank AG	16,520	510
adidas	1,170	244
Aurubis AG	4,422	218
Beiersdorf AG	4,008	418
Covestro (A)	21,687	1,070
Daimler AG	7,791	409
Deutsche Lufthansa AG	13,811	311
Deutsche Telekom AG	103,698	1,757
Evonik Industries AG	22,758	567
Fraport Frankfurt Airport Services Worldwide	6,217	444
Hannover Rueck SE	12,686	1,707
Henkel AG & Co KGaA	1,850	181
Hornbach Holding AG & Co KGaA	4,788	226
KWS Saat SE	501	149
MAN SE	13,377	1,379
McKesson Europe AG	3,753	112
Merck KGaA	8,568	881
METRO	117,902	1,805
MTU Aero Engines AG	1,770	320
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	11,743	2,558
Salzgitter AG	23,345	682
SAP	1,022	102
Siemens AG	7,311	814
Siltronic AG	1,382	114
Sirius Real Estate Ltd	87,389	67
Uniper	22,302	576
Vonovia SE	5,398	244
Wuestenrot & Wuerttembergische AG	5,037	92

		17,957

Hong Kong – 5.7%
BOC Hong Kong Holdings Ltd	39,000	145
China Motor Bus Co Ltd	16,800	204
CK Infrastructure Holdings	82,000	621
CLP Holdings, Cl B	377,000	4,262
Dah Sing Banking Group Ltd	392,800	693
Hang Lung Group Ltd	168,000	428
Hang Seng Bank Ltd	19,000	427
HK Electric Investments & HK Electric Investments	1,305,000	1,317
HKT Trust & HKT	701,000	1,010
Hong Kong & China Gas	390,390	808

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hongkong & Shanghai Hotels Ltd/The	154,000	$218
Hysan Development Co Ltd	19,000	91
Johnson Electric Holdings Ltd	174,000	355
Kerry Properties	480,000	1,640
Lee & Man Paper Manufacturing Ltd	716,000	607
Link REIT ‡	10,000	101
MTR Corp Ltd	184,000	968
New World Development Co Ltd	94,000	124
NWS Holdings	547,000	1,122
Paliburg Holdings Ltd	328,000	128
PCCW	657,000	379
Power Assets Holdings	77,500	540
Regal Hotels International Holdings Ltd	160,000	107
Regal Real Estate Investment Trust ‡	259,000	74
Shangri-La Asia Ltd	160,000	237
Sunlight Real Estate Investment Trust ‡	145,000	93
Swire Pacific Ltd, Cl A	9,500	100
Tian An China Investment Co Ltd	170,000	90
WH Group (A)	2,423,000	1,866
Wharf Real Estate Investment Co Ltd	59,000	353
Wheelock & Co Ltd	24,000	137

		19,245

Ireland – 0.2%
Irish Residential Properties REIT PLC	343,231	530
Total Produce PLC	51,466	82

		612

Israel – 1.7%
Bank Hapoalim BM	394,945	2,500
Bank Leumi Le-Israel	57,265	346
Fattal Holdings 1998 Ltd *	920	98
FIBI Holdings Ltd	3,995	103
Globrands Ltd	933	88
Isras Investment Co Ltd	1,037	111
Mizrahi Tefahot Bank Ltd	48,726	823
Oil Refineries Ltd	1,712,187	817
Orbotech Ltd *	3,513	199
Paz Oil Co Ltd	2,001	302
Shufersal Ltd	26,493	174

		5,561

Italy – 1.0%
A2A SpA	452,940	814
Atlantia SpA	5,012	104
Enel SpA	160,511	925
Hera SpA	337,822	1,028
Intesa Sanpaolo	42,682	95
Terna Rete Elettrica Nazionale	53,518	303

		3,269

Japan – 21.0%
ABC-Mart Inc, Cl H	13,200	732
Aeon Co Ltd, Cl H	24,500	480

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AGC Inc/Japan	2,600	$81
Aisin Seiki Co Ltd	34,400	1,198
Alfresa Holdings Corp	30,000	766
Alpen Co Ltd	12,400	190
ANA Holdings	20,200	726
AOKI Holdings Inc	16,700	197
Aoyama Trading Co Ltd	11,700	281
Aozora Bank Ltd	34,800	1,039
Arcs Co Ltd	47,700	1,064
Asahi Group Holdings Ltd	6,100	237
Asahi Kasei	27,800	286
Astellas Pharma	201,500	2,574
Bandai Namco Holdings Inc	10,200	458
Canon	48,700	1,332
Choushimaru Co Ltd	10,500	97
COMSYS Holdings Corp	9,900	242
Daiichi Sankyo Co Ltd	4,600	147
Daiki Aluminium Industry Co Ltd	26,000	134
Daiohs Corp	3,400	39
DCM Holdings Co Ltd	109,400	1,144
Ebara Foods Industry Inc	4,700	89
EDION Corp	31,500	310
FJ Next Co Ltd	16,100	131
FUJIFILM Holdings Corp	22,300	868
Gakkyusha Co Ltd	15,800	212
Gourmet Kineya Co Ltd	10,000	106
Hakudo Co Ltd	6,800	99
Hakuhodo DY Holdings Inc	43,900	630
Heiwa Corp	6,400	130
Hiroshima Gas Co Ltd	31,400	98
Hokkaido Electric Power Co Inc	20,800	144
Hokkaido Gas Co Ltd	9,800	136
Honda Motor Co Ltd	40,300	1,063
Hoya Corp	1,500	90
Inaba Denki Sangyo Co Ltd	20,600	771
ITOCHU Corp	52,000	885
Itochu Enex Co Ltd	41,800	367
Japan Airlines Co Ltd	55,300	1,961
Japan Post Bank	59,300	654
Japan Post Holdings Co Ltd	108,400	1,250
Japan Prime Realty Investment Corp, Cl A ‡	112	426
Japan Tobacco Inc	7,300	174
Joshin Denki Co Ltd	6,000	132
JXTG Holdings	310,000	1,629
Kadoya Sesame Mills Inc	2,200	107
Kamigumi Co Ltd	61,100	1,256
Kaneka Corp	14,100	506
Kato Sangyo Co Ltd	8,700	241
KDDI	123,400	2,951
Keihanshin Building Co Ltd	19,000	143
Keiyo Co Ltd	93,900	447
Kinden Corp	71,800	1,162

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kohnan Shoji Co Ltd	4,500	$109
Komeri Co Ltd	12,700	274
Konica Minolta Inc	37,700	341
K’s Holdings Corp	17,500	172
Kuraray Co Ltd	65,800	930
Kurimoto Ltd	18,600	235
Kyokuyo Co Ltd	11,300	297
KYORIN Holdings Inc	19,000	416
Kyowa Exeo Corp	33,300	782
Kyushu Railway Co	3,300	112
LIXIL VIVA Corp	18,900	268
Matsumotokiyoshi Holdings Co Ltd	6,200	190
McDonald’s Holdings Japan	24,500	1,041
Mebuki Financial Group	135,900	362
Medipal Holdings Corp	44,900	964
Mitsubishi Corp	6,900	190
Mitsubishi Gas Chemical Co Inc	28,300	427
Mitsubishi Shokuhin Co Ltd	23,400	597
Mitsubishi Tanabe Pharma	44,000	634
Mitsui & Co Ltd	81,800	1,260
Mizuho Financial Group Inc	568,400	882
Nakayama Steel Works Ltd	61,100	266
NHK Spring Co Ltd	62,500	550
Nichias Corp	6,000	103
Nippo Corp	49,900	961
Nippon Express Co Ltd	13,700	764
Nippon Flour Mills Co Ltd	55,300	925
Nippon Telegraph & Telephone	107,000	4,371
Nissan Motor Co Ltd	228,000	1,829
Nisshin Oillio Group Ltd/The	26,900	769
Nitto Fuji Flour Milling Co Ltd	4,000	204
NTT DOCOMO	91,400	2,060
Okinawa Electric Power Co Inc/The	16,387	319
Ootoya Holdings Co Ltd	11,000	218
Osaka Gas Co Ltd	27,400	502
Otsuka Corp	14,600	402
OUG Holdings Inc	8,700	191
Paramount Bed Holdings Co Ltd	1,600	66
Paris Miki Holdings Inc	37,600	146
Proto Corp	6,100	77
Sankyo	22,500	857
Senshu Ikeda Holdings Inc	99,900	273
Seven & i Holdings	21,000	916
SG Holdings Co Ltd	5,200	136
Shibusawa Warehouse Co Ltd/The	7,200	105
Shidax Corp	31,700	87
Shikibo Ltd	9,600	87
Shimachu Co Ltd	7,600	205
Shin-Keisei Electric Railway Co Ltd	8,200	156
Shionogi & Co Ltd	10,700	612
SPK Corp	4,500	93
Sumitomo Bakelite Co Ltd	6,200	215

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sumitomo Dainippon Pharma Co Ltd	4,900	$156
Sumitomo Osaka Cement Co Ltd	27,600	1,135
Suzuken Co Ltd/Aichi Japan	23,200	1,182
Taisho Pharmaceutical Holdings Co Ltd	7,900	794
TAKEBISHI CORP	1,900	23
Teijin Ltd	77,900	1,248
Toho Holdings Co Ltd	3,800	93
Tokyo Electric Power Holdings *	69,800	415
Tokyo Gas Co Ltd	25,100	637
Toshiba Plant Systems & Services Corp	7,200	133
Tsumura & Co	11,000	306
Valor Holdings Co Ltd	9,200	222
West Japan Railway Co	23,300	1,648
Yamada Denki Co Ltd	32,300	155
Yasuda Logistics Corp	19,800	143
Yellow Hat Ltd	5,600	134
Yomeishu Seizo Co Ltd	6,000	122
Yuasa Funashoku Co Ltd	4,560	147

		70,253

Netherlands – 2.8%
ABN AMRO Group (A)	49,687	1,167
ASR Nederland NV	12,485	493
Coca-Cola European Partners PLC	1,375	63
Corbion NV	3,042	85
Heineken NV	4,168	368
Koninklijke Ahold Delhaize	126,640	3,196
NN Group NV	83,602	3,326
Randstad	2,260	104
Signify NV (A)	18,008	421

		9,223

New Zealand – 1.6%
Chorus Ltd	57,800	188
Contact Energy Ltd	114,148	452
Fisher & Paykel Healthcare	133,565	1,164
Freightways Ltd	32,367	160
Goodman Property Trust ‡	149,541	153
Kathmandu Holdings Ltd	52,999	97
Mercury NZ Ltd	234,122	572
Meridian Energy	176,978	404
Ryman Healthcare	42,791	308
Spark New Zealand	176,255	491
Summerset Group Holdings Ltd	57,029	244
Tourism Holdings Ltd	55,789	193
Warehouse Group Ltd/The	97,101	133
Z Energy Ltd	203,970	751

		5,310

Norway – 1.7%
Austevoll Seafood ASA	63,800	787
DNB, Cl A	29,374	469
Marine Harvest	46,066	972

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Norsk Hydro	82,226	$372
Orkla	169,220	1,330
Telenor	86,873	1,680
Yara International ASA	5,512	212

		5,822

Portugal – 0.1%
REN - Redes Energeticas Nacionais SGPS SA	122,631	341
Sonae SGPS SA	104,822	97

		438

Singapore – 4.2%
CapitaLand Commercial Trust ‡	422,500	542
CapitaLand Mall Trust ‡	1,336,100	2,215
ComfortDelGro Corp Ltd	330,900	522
DBS Group Holdings Ltd	173,500	3,016
Mapletree Industrial Trust	171,100	240
Mapletree Logistics Trust ‡	1,306,670	1,208
Olam International Ltd	78,000	94
Oversea-Chinese Banking Corp Ltd	104,100	860
SATS	306,500	1,048
Sheng Siong Group Ltd	365,100	284
Singapore Airlines	152,100	1,051
Singapore Technologies Engineering	450,200	1,153
SPH REIT ‡	284,000	208
United Industrial Corp Ltd	50,700	102
United Overseas Bank Ltd	44,200	797
UOL Group	58,700	267
Venture Corp Ltd	8,100	83
Wilmar International Ltd	212,900	487

		14,177

Spain – 2.0%
Ebro Foods SA	26,169	522
Enagas	5,521	149
Endesa	126,770	2,917
Grifols	16,305	427
Iberdrola SA	205,825	1,651
International Consolidated Airlines Group SA	90,864	715
Red Electrica Corp SA	13,129	293

		6,674

Sweden – 2.6%
Axfood AB	54,195	927
Clas Ohlson AB, Cl B	12,938	113
Hemfosa Fastigheter AB	18,745	148
ICA Gruppen	77,256	2,761
JM AB	18,508	361
KNOW IT AB	10,862	188
Nyfosa AB *	18,745	91
Resurs Holding AB (A)	100,225	618
Scandic Hotels Group AB (A)	46,225	407
Svenska Cellulosa AB SCA, Cl B	33,979	263
Swedbank AB, Cl A	28,140	628

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Swedish Match	32,122	$1,265
Telia Co AB	180,648	855

		8,625

Switzerland – 9.3%
Allreal Holding AG, Cl A	688	107
ALSO Holding AG	1,128	128
Baloise Holding	8,737	1,200
Barry Callebaut	244	379
Basellandschaftliche Kantonalbank	105	97
Basler Kantonalbank, Cl H	1,334	97
BKW AG	15,559	1,084
Chocoladefabriken Lindt & Spruengli	207	1,281
Idorsia Ltd *	3,040	50
Julius Baer Group Ltd	4,333	154
Kuehne + Nagel International	1,523	195
Nestle	13,549	1,097
Novartis	16,871	1,438
Orior AG	1,325	107
Pargesa Holding SA	2,175	156
Roche Holding	24,986	6,169
Romande Energie Holding SA	76	91
Schindler Holding	6,813	1,346
SGS SA, Cl B *	202	453
Sika AG	3,752	474
Sonova Holding *	8,458	1,378
St Galler Kantonalbank AG	263	120
Swiss Life Holding	11,894	4,568
Swiss Prime Site AG	17,404	1,404
Swiss Re AG	32,842	3,002
Swisscom *	2,517	1,199
Valiant Holding AG	6,581	721
Valora Holding AG	557	122
Zurich Insurance Group AG	8,714	2,591

		31,208

United Kingdom – 13.0%
AstraZeneca	4,725	353
B&M European Value Retail SA	55,209	198
BAE Systems PLC	296,226	1,732
Berkeley Group Holdings PLC	13,132	582
BP	345,444	2,182
BP PLC ADR	5,855	222
Britvic PLC	108,231	1,102
Carnival PLC	31,964	1,532
Cello Health PLC	77,483	110
Central Asia Metals PLC	116,605	323
Centrica	179,447	308
Close Brothers Group PLC	34,763	638
Coca-Cola HBC	37,198	1,162
Computacenter PLC	16,484	211
Craneware PLC	7,808	244
Diageo	43,913	1,563

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
easyJet PLC	14,746	$208
F&C UK Real Estate Investment Ltd	30,456	36
Finsbury Food Group PLC	68,423	89
GlaxoSmithKline PLC	211,099	4,009
Greggs PLC	7,203	116
Halfords Group PLC	33,053	107
HSBC Holdings PLC	227,879	1,877
Imperial Brands PLC	95,003	2,876
Inchcape PLC	170,773	1,199
J D Wetherspoon PLC	30,653	435
J Sainsbury PLC	419,481	1,416
Kingfisher PLC	217,868	576
Legal & General Group PLC	371,330	1,092
Lloyds Banking Group PLC	1,267,951	837
Marks & Spencer Group PLC	513,184	1,616
Mondi PLC	14,365	299
National Express Group PLC	97,471	464
National Grid	6,395	62
Next, Cl A	2,382	121
Paragon Banking Group PLC	19,079	94
Persimmon PLC	10,071	248
QinetiQ Group PLC	414,692	1,513
Reckitt Benckiser Group PLC	7,012	537
Rio Tinto	40,067	2,213
Royal Mail	166,652	578
Secure Income REIT PLC ‡	25,660	123
Smith & Nephew PLC	19,840	370
Sports Direct International PLC *	37,485	114
SSE	102,885	1,417
Tate & Lyle PLC	215,499	1,811
Tesco PLC	433,336	1,049
Total Produce PLC	42,135	68
TUI	24,420	350
Vodafone Group PLC	357,550	696
WH Smith PLC	33,538	735
William Hill PLC	98,638	195
Wm Morrison Supermarkets	532,951	1,447

		43,455

United States – 1.4%
Atlantica Yield PLC	29,489	578
Coca-Cola European Partners	48,163	2,208
Hudson Ltd, Cl A *	40,437	694
QIAGEN NV *	26,427	910
Taro Pharmaceutical Industries Ltd	2,018	171

		4,561

Total Common Stock (Cost $310,126) ($ Thousands)		319,535

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK – 0.3%
Germany – 0.3%
Bayerische Motoren Werke AG (B)	3,904	$277
Henkel AG & Co KGaA	6,240	680

Total Preferred Stock (Cost $1,039) ($ Thousands)		957

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 0.3%
SEI Daily Income Trust, Government Fund, Cl F 2.200% **	1,107,532	$1,108

Total Cash Equivalents (Cost $1,108) ($ Thousands)		1,108

Total Investments in Securities – 96.1% (Cost $312,273) ($ Thousands)		$321,600

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	72	Mar-2019	$2,449	$2,448	$(3)
FTSE 100 Index	17	Mar-2019	1,433	1,442	1
Hang Seng Index	2	Jan-2019	328	330	2
SPI 200 Index	5	Mar-2019	493	489	(2)
Topix Index	13	Mar-2019	1,766	1,770	(15)

			$6,469	$6,479	$(17)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2018 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	01/08/19	JPY	210,307	USD	1,906	$(12)

Percentages are based on Net Assets of $334,579 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2018.
‡	Real Estate Investment Trust.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $6,327 ($ Thousands), representing 1.89% of the Net Assets of the Fund.

(B)	There is currently no rate available.

ADR – American Depositary Receipt

Cl – Class

DJ – Dow Jones

FTSE – Financial Times and Stock Exchange

JPY – Japanese Yen

Ltd. – Limited

PLC – Public Limited Company

REIT – Real Estate investment Trust

SPI – Share Price Index

USD – United States Dollar

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$319,499	$36	$–	$319,535
Preferred Stock	957	–	–	957
Cash Equivalent	1,108	–	–	1,108

Total Investments in Securities	321,564	36	–	321,600

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$3	$–	$–	$3
Unrealized Depreciation	(20)	–	–	(20)
Forwards Contracts*
Unrealized Depreciation	–	(12)	–	(12)

Total Other Financial Instruments	$(17)	$(12)	$–	$(29)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed International Managed Volatility Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Value 12/31/2018	Income
SEI Daily Income Trust, Government Fund, CI F	$6,054	$11,635	$(16,581)	$1,108	$26

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Real Estate Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 97.1%
Consumer Discretionary – 1.0%
Hilton Worldwide Holdings Inc	16,160	$1,160

Real Estate – 96.1%
Alexandria Real Estate Equities Inc ‡	22,580	2,602
American Homes 4 Rent, Cl A ‡	159,840	3,173
Americold Realty Trust ‡	32,850	839
AvalonBay Communities Inc ‡	30,120	5,242
Boston Properties Inc ‡	33,500	3,770
Brandywine Realty Trust ‡	69,070	889
Brixmor Property Group Inc ‡	86,520	1,271
Camden Property Trust ‡	43,390	3,820
Chesapeake Lodging Trust ‡	31,280	762
Cousins Properties Inc, Cl A ‡	191,380	1,512
CubeSmart ‡	131,440	3,771
CyrusOne Inc ‡	62,130	3,285
Duke Realty Corp ‡	44,590	1,155
Empire State Realty Trust Inc, Cl A ‡	118,110	1,681
Equinix Inc ‡	18,490	6,519
Equity Residential ‡	56,630	3,738
Essex Property Trust Inc ‡	5,830	1,430
Extra Space Storage Inc ‡	27,960	2,530
Federal Realty Investment Trust ‡	8,780	1,036
HCP Inc ‡	159,170	4,446
Healthcare Trust of America Inc, Cl A ‡	112,810	2,855
Highwoods Properties Inc ‡	46,510	1,799
Host Hotels & Resorts Inc ‡	50,460	841
Invitation Homes Inc ‡	87,650	1,760
Iron Mountain Inc ‡	40,120	1,300
JBG SMITH Properties ‡	13,940	485
Kilroy Realty Corp ‡	51,010	3,208
Liberty Property Trust ‡	60,820	2,547
Macerich Co/The ‡	41,830	1,810
Mack-Cali Realty Corp ‡	86,120	1,687
Park Hotels & Resorts Inc ‡	81,570	2,119
Prologis Inc ‡	122,790	7,210
Public Storage ‡	11,280	2,283
Regency Centers Corp ‡	50,120	2,941
Retail Properties of America Inc, Cl A ‡	111,480	1,210
Simon Property Group Inc ‡	45,020	7,563
Sun Communities Inc ‡	29,790	3,030
Sunstone Hotel Investors Inc ‡	138,570	1,803
Taubman Centers Inc ‡	22,270	1,013
Tier REIT Inc ‡	34,780	718
UDR Inc ‡	60,260	2,388
Urban Edge Properties ‡	37,240	619
Ventas Inc ‡	67,410	3,950
Weingarten Realty Investors ‡	30,880	766
WP Carey Inc ‡	38,180	2,495

		111,871

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Total Common Stock (Cost $105,841) ($ Thousands)		$113,031

AFFILIATED PARTNERSHIP – 0.0%
SEI Liquidity Fund, L.P. 2.420% **(A)	36	–

Total Affiliated Partnership (Cost $–) ($ Thousands)		–

CASH EQUIVALENT – 0.5%
SEI Daily Income Trust, Government Fund, Cl F 2.200%**	598,259	598

Total Cash Equivalent (Cost $598) ($ Thousands)		598

Total Investments in Securities – 97.6% (Cost $106,439) ($Thousands)		$113,629

  Percentages are based on Net Assets of $116,441 ($ Thousands).

‡	Real Estate Investment Trust.

**	Rate shown is the 7-day effective yield as of December 31, 2018.

(A)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2018 was $0 ($ Thousands).

Cl	– Class
L.P.	– Limited Partnership
REIT	– Real Estate investment Trust

As of December 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Real Estate Fund (Continued)

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Value 12/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$668	$ 809	$(1,477)	$ –	$5
SEI Daily Income Trust, Government Fund, CI F	2,582	13,227	(15,211)	598	11

Totals	$3,250	$14,036	$(16,688)	$598	$16

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Enhanced Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS – 34.5%

Communication Services – 1.5%
AT&T
3.733%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	$300	$300
Comcast
3.237%, VAR ICE LIBOR USD 3 Month+0.440%, 10/01/2021	300	297
Discovery Communications
2.200%, 09/20/2019	50	49
Inmarsat Finance
4.875%, 05/15/2022 (A)	250	236
Sinclair Television Group
5.625%, 08/01/2024 (A)	200	187
Sirius XM Radio
5.375%, 04/15/2025 (A)	200	190

		1,259

Consumer Discretionary – 4.0%
American Honda Finance MTN
1.700%, 02/22/2019	250	250
AutoZone
1.625%, 04/21/2019	70	70
Daimler Finance North America
2.972%, VAR ICE LIBOR USD 3 Month+0.390%, 05/04/2020 (A)	175	174
1.500%, 07/05/2019 (A)	285	282
Dollar Tree
3.149%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	195	194
eBay
3.390%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	300	297
Ford Motor Credit LLC
3.606%, VAR ICE LIBOR USD 3 Month+0.830%, 03/12/2019	200	200
1.897%, 08/12/2019	350	346
General Motors Financial
3.366%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	150	149
3.258%, VAR ICE LIBOR USD 3 Month+0.850%, 04/09/2021	150	147
Hyundai Capital America
3.348%, VAR ICE LIBOR USD 3 Month+0.940%, 07/08/2021 (A)	125	125
Hyundai Capital America MTN
2.000%, 07/01/2019 (A)	300	298
Marriott International
3.229%, VAR ICE LIBOR USD 3 Month+0.600%, 12/01/2020	300	299
Nissan Motor Acceptance MTN
3.326%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (A)	200	196

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Volkswagen Group of America Finance
3.558%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (A)	$300	$297

		3,324

Consumer Staples – 3.3%
Alimentation Couche-Tard
3.279%, VAR ICE LIBOR USD 3 Month+0.500%, 12/13/2019 (A)	200	199
Conagra Brands
3.219%, VAR ICE LIBOR USD 3 Month+0.750%, 10/22/2020	300	299
Constellation Brands Inc
3.209%, VAR ICE LIBOR USD 3 Month+0.700%, 11/15/2021	210	208
2.000%, 11/07/2019	125	123
Kraft Heinz Foods
3.438%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	275	272
Kroger
2.000%, 01/15/2019	220	220
Kroger MTN
1.500%, 09/30/2019	285	281
Molson Coors Brewing
1.450%, 07/15/2019	140	139
Mondelez International
3.061%, VAR ICE LIBOR USD 3 Month+0.520%, 02/01/2019	225	225
Reckitt Benckiser Treasury Services
3.384%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (A)	200	196
Skandinaviska Enskilda Banken
3.349%, VAR ICE LIBOR USD 3 Month+0.570%, 09/13/2019 (A)	300	301
3.070%, VAR ICE LIBOR USD 3 Month+0.430%, 05/17/2021 (A)	250	248

		2,711

Energy – 0.7%
Anadarko Petroleum
6.950%, 06/15/2019	235	238
Andeavor Logistics
5.500%, 10/15/2019	90	91
Blue Racer Midstream
6.125%, 11/15/2022 (A)	64	62
FTS International
6.250%, 05/01/2022	40	35
Phillips 66
3.186%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	125	125

		551

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Financials – 17.2%
ABN AMRO Bank
3.261%, VAR ICE LIBOR USD 3 Month+0.570%, 08/27/2021 (A)	$250	$249
3.085%, VAR ICE LIBOR USD 3 Month+0.640%, 01/18/2019 (A)	300	300
AIG Global Funding
3.277%, VAR ICE LIBOR USD 3 Month+0.480%, 07/02/2020 (A)	250	250
American Express
3.165%, VAR ICE LIBOR USD 3 Month+0.525%, 05/17/2021	200	199
Assurant
4.072%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	130	130
Bank of America MTN
3.629%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	150	150
3.447%, VAR ICE LIBOR USD 3 Month+0.650%, 10/01/2021	225	223
Bank of Montreal MTN
3.376%, VAR ICE LIBOR USD 3 Month+0.600%, 12/12/2019	350	351
Bank of Nova Scotia
1.650%, 06/14/2019	200	199
BB&T MTN
3.201%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2019	325	325
BPCE MTN
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	250	249
Branch Banking & Trust
1.450%, 05/10/2019	260	259
Canadian Imperial Bank of Commerce
3.508%, VAR ICE LIBOR USD 3 Month+0.720%, 06/16/2022	275	272
Capital One
3.670%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	250	247
Citibank
3.276%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	250	249
Citigroup
3.239%, VAR ICE LIBOR USD 3 Month+0.550%, 08/25/2036	500	390
Citizens Bank
3.499%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	275	270
Compass Bank
3.501%, VAR ICE LIBOR USD 3 Month+0.730%, 06/11/2021	250	246

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cooperatieve Rabobank UA
3.244%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	$300	$299
Credit Agricole MTN
3.737%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	250	251
Danske Bank
3.319%, VAR ICE LIBOR USD 3 Month+0.580%, 09/06/2019 (A)	200	200
Fifth Third Bank
2.948%, VAR ICE LIBOR USD 3 Month+0.440%, 07/26/2021	200	199
2.770%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	250	248
Goldman Sachs Group
3.786%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	275	275
3.618%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	250	247
HSBC Holdings
3.426%, VAR ICE LIBOR USD 3 Month+0.650%, 09/11/2021	200	197
3.240%, VAR ICE LIBOR USD 3 Month+0.600%, 05/18/2021	230	227
Huntington National Bank
3.277%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	250	250
ING Bank
3.487%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (A)	200	200
Intesa Sanpaolo NY
3.079%, VAR ICE LIBOR USD 3 Month+0.630%, 07/17/2019	100	100
Jackson National Life Global Funding
3.552%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (A)	125	125
JPMorgan Chase
3.139%, VAR ICE LIBOR USD 3 Month+0.630%, 01/28/2019	300	300
KeyBank
2.350%, 03/08/2019	250	250
Manufacturers & Traders Trust
3.250%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	250	247
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	395	389
Morgan Stanley
3.649%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	175	174
3.337%, VAR ICE LIBOR USD 3 Month+0.850%, 01/24/2019	225	225

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
National Bank of Canada MTN
3.336%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	$250	$250
Nordea Bank
3.647%, VAR ICE LIBOR USD 3 Month+0.940%, 08/30/2023 (A)	200	198
Nordea Bank MTN
3.423%, VAR ICE LIBOR USD 3 Month+0.620%, 09/30/2019 (A)	200	200
Principal Life Global Funding II MTN
1.500%, 04/18/2019 (A)	250	249
Protective Life Global Funding
1.722%, 04/15/2019 (A)	235	234
Regions Bank
3.118%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/2021	300	295
Royal Bank of Canada MTN
2.864%, VAR ICE LIBOR USD 3 Month+0.450%, 01/10/2019	200	200
Santander UK
3.358%, VAR ICE LIBOR USD 3 Month+0.620%, 06/01/2021	300	297
Standard Chartered
3.558%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (A)	200	198
State Street
3.788%, VAR ICE LIBOR USD 3 Month+1.000%, 06/15/2037	375	294
Sumitomo Mitsui Banking
2.960%, VAR ICE LIBOR USD 3 Month+0.540%, 01/11/2019	250	250
2.799%, VAR ICE LIBOR USD 3 Month+0.350%, 01/17/2020	250	250
SunTrust Bank
3.149%, VAR ICE LIBOR USD 3 Month+0.590%, 08/02/2022	250	247
3.057%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	250	250
Svenska Handelsbanken MTN
3.159%, VAR ICE LIBOR USD 3 Month+0.470%, 05/24/2021	250	248
Synchrony Financial
3.812%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	200	200
Toronto-Dominion Bank MTN
1.450%, 08/13/2019	200	198
UBS MTN
3.254%, VAR ICE LIBOR USD 3 Month+0.640%, 08/14/2019	250	251
US Bank
2.828%, VAR ICE LIBOR USD 3 Month+0.320%, 04/26/2021	250	249

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo
3.597%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	$150	$148
2.977%, VAR ICE LIBOR USD 3 Month+0.500%, 07/23/2021	250	249
Wells Fargo MTN
3.200%, VAR ICE LIBOR USD 3 Month+0.680%, 01/30/2020	250	251

		14,167

Health Care – 2.0%
Amgen
3.065%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	150	150
Anthem
2.500%, 11/21/2020	150	148
Bayer US Finance II
3.452%, VAR ICE LIBOR USD 3 Month+0.630%, 06/25/2021 (A)	200	197
Cardinal Health
3.558%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	275	272
Cigna
3.438%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021 (A)	150	148
3.200%, 09/17/2020 (A)	150	149
CVS Health
3.487%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	140	139
Molina Healthcare
4.875%, 06/15/2025 (A)	155	142
Tenet Healthcare
4.625%, 07/15/2024	100	93
UnitedHealth Group
3.048%, VAR ICE LIBOR USD 3 Month+0.260%, 06/15/2021	225	223

		1,661

Industrials – 2.1%
Air Lease
2.125%, 01/15/2020	250	246
Aviation Capital Group
3.190%, VAR ICE LIBOR USD 3 Month+0.670%, 07/30/2021 (A)	215	213
Avolon Holdings Funding
5.125%, 10/01/2023 (A)	52	50
Equifax
3.486%, VAR ICE LIBOR USD 3 Month+0.870%, 08/15/2021	150	148
Fortive
1.800%, 06/15/2019	37	37

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ILFC E-Capital Trust I
4.550%, VAR N/A+1.550%, 12/21/2065 (A)	$500	$389
John Deere Capital MTN
2.350%, 01/08/2021	105	104
PACCAR Financial MTN
1.300%, 05/10/2019	195	194
RBS Global
4.875%, 12/15/2025 (A)	93	84
United Technologies
3.279%, VAR ICE LIBOR USD 3 Month+0.650%, 08/16/2021	275	274

		1,739

Information Technology – 1.0%
Broadcom
2.375%, 01/15/2020	300	296
DXC Technology
2.875%, 03/27/2020	105	104
Entegris
4.625%, 02/10/2026 (A)	35	32
Hewlett Packard Enterprise
3.059%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	175	174
2.100%, 10/04/2019 (A)	250	247

		853

Materials – 1.6%
Air Liquide Finance
1.375%, 09/27/2019 (A)	225	222
DowDuPont
3.417%, VAR ICE LIBOR USD 3 Month+0.710%, 11/15/2020	300	300
Glencore Funding LLC
3.796%, VAR ICE LIBOR USD 3 Month+1.360%, 01/15/2019	200	200
2.500%, 01/15/2019 (A)	150	150
International Flavors & Fragrances
3.400%, 09/25/2020	100	100
Owens-Brockway Glass Container
5.875%, 08/15/2023 (A)	121	121
Syngenta Finance
3.698%, 04/24/2020 (A)	200	199

		1,292

Utilities – 1.1%
DTE Energy
1.500%, 10/01/2019	260	256
Emera US Finance
2.150%, 06/15/2019	175	174
Sempra Energy
1.625%, 10/07/2019	155	153

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southern
3.104%, VAR ICE LIBOR USD 3 Month+0.490%, 02/14/2020 (A)	$275	$274
Texas Energy (Escrow Security)
3.972%, 12/31/2034 (B)(C)	4	–

		857

Total Corporate Obligations (Cost $28,946) ($ Thousands)		28,414

LOAN PARTICIPATIONS – 27.9%

Aerospace/Defense – 0.5%
Atlantic Aviation FBO, Term Loan B, 1st Lien
6.130%, 11/28/2025 (D)	86	85
Sequa Mezzanine Holdings LLC, Term Loan, 1st Lien
7.408%, VAR LIBOR+5.000%, 11/28/2021	112	107
TransDigm Inc., Term Loan E, 1st Lien
5.022%, 05/30/2025	8	8
TransDigm Inc., Term Loan F, 1st Lien
5.022%, 06/09/2023	245	231

		431

Airlines – 0.7%
Air Medical Group Holdings, Inc., Term Loan B, 1st Lien
5.682%, VAR LIBOR+3.250%, 04/28/2022	213	198
Air Methods, Term Loan, 1st Lien
6.303%, 04/22/2024	239	188
American Airlines, Inc., Term Loan B, 1st Lien
4.455%, 12/14/2023	203	193

		579

Automotive – 0.2%
American Axle & Manufacturing, Inc., Term Loan B, 1st Lien
4.760%, VAR LIBOR+2.250%, 04/06/2024	36	34
4.740%, VAR LIBOR+2.250%, 04/06/2024	24	23
Gates Global LLC, Term Loan B, 1st Lien
5.272%, 04/01/2024	80	76
Truck Hero, Term Loan, 1st Lien
6.256%, VAR LIBOR+4.000%, 04/22/2024	60	58

		191

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Building Materials – 1.3%
American Builders & Contractors Supply, Term Loan B2, 1st Lien
4.522%, VAR LIBOR+2.000%, 10/31/2023	$284	$270
Beacon Roofing Supply, Inc., Term Loan B, 1st Lien
4.682%, VAR LIBOR+2.250%, 01/02/2025	71	67
Forterra Finance, LLC, Term Loan B, 1st Lien
5.522%, VAR LIBOR+3.000%, 10/25/2023	165	148
Hillman Group, Term Loan B, 1st Lien
6.803%, 05/30/2025 (D)	161	152
Husky IMS, Cov-Lite, Term Loan B, 1st Lien
5.522%, 03/28/2025	60	55
Jeld-Wen, Term Loan B4, 1st Lien
4.803%, 12/14/2024	148	141
LBM, Term Loan, 1st Lien
6.277%, 08/20/2022	126	117
SRS Distribution Inc., Term Loan B, 1st Lien
5.772%, 05/23/2025	58	54
Summit Materials LLC, Term Loan B, 1st Lien
4.522%, 11/21/2024	74	71

		1,075

Chemicals – 2.3%
AkzoNobel, Term Loan B, 1st Lien
5.599%, 09/19/2025	122	116
ASP Unifrax Holdings, Inc., Term Loan B, 1st Lien
0.000%, 11/05/2025 (D)	43	41
Berlin Packaging LLC, Term Loan B, 1st Lien
5.810%, 11/07/2025	15	14
5.530%, 11/07/2025	23	22
5.350%, 11/07/2025	111	104
Charter NEX Films, Term Loan B, 1st Lien
5.272%, VAR LIBOR+3.250%, 05/16/2024	204	192
Consolidated Energy Finance S.A., Term Loan, 1st Lien
4.932%, 05/07/2025 (B)	50	48
H.B. Fuller Company, Term Loan B, 1st Lien
4.470%, 10/20/2024	150	141
HD Supply Waterworks, Ltd., Term Loan B, 1st Lien
5.707%, 08/01/2024	55	53
Kraton Polymers, Term Loan B, 1st Lien
5.022%, 03/08/2025	50	49
Pregis Corporation, Term Loan, 1st Lien
6.313%, VAR LIBOR+3.500%, 05/20/2021 (B)	196	184

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Reynolds Group Holdings Inc., Term Loan, 1st Lien
5.272%, VAR LIBOR+2.750%, 02/05/2023	$376	$357
Ring Container Technologies Group LLC, Term Loan, 1st Lien
5.272%, 10/31/2024	209	198
Tronox Finance, Term Loan B, 1st Lien
5.522%, 09/23/2024	87	84
Wilsonart LLC, Term Loan D, 1st Lien
6.060%, VAR LIBOR+3.250%, 12/19/2023	294	281

		1,884

Computers & Electronics – 3.4%
Applied Systems, Inc., Term Loan B, 1st Lien
5.522%, 09/19/2024	202	192
Applied Systems, Inc., Term Loan, 2nd Lien
9.522%, VAR LIBOR+7.000%, 09/19/2025	14	13
Cypress Intermediate Holdings III, Inc., Term Loan B, 1st Lien
5.530%, 04/29/2024	80	76
Diebold Nixdorf, Term Loan A1, 1st Lien
11.625%, 08/30/2022	72	73
Diebold Nixdorf, Term Loan B, 1st Lien
5.188%, VAR LIBOR+2.750%, 11/06/2023	28	23
EIG Investors Corp., Term Loan, 1st Lien
6.441%, 02/09/2023	223	216
6.072%, 02/09/2023	4	4
Energizer Holdings Inc., Term Loan B, 1st Lien
0.000%, 06/20/2025 (D)	23	22
Epicor Software, Term Loan, 1st Lien
5.780%, VAR LIBOR+3.750%, 06/01/2022	301	287
Evergreen Skills Lux S.À R.L., Term Loan, 1st Lien
7.272%, VAR LIBOR+4.750%, 04/28/2021	92	74
First Data Corporation, Term Loan, 1st Lien, Ser 2024-A
4.504%, VAR LIBOR+2.000%, 04/26/2024	208	198
Globallogic, Term Loan B, 1st Lien
5.595%, 08/01/2025	37	36
Go Daddy Operating Company LLC, Term Loan B, 1st Lien
4.772%, 02/15/2024	242	230
Hyland Software Inc., Term Loan 3, 1st Lien
5.845%, 07/01/2024	53	51

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Hyland Software Inc., Term Loan, 2nd Lien
9.522%, 07/07/2025	$25	$25
0.000%, 07/07/2025 (D)	20	19
Infoblox, Term Loan B, 1st Lien
6.845%, 11/07/2023	171	170
Iron Mountain, Inc., Term Loan B, 1st Lien
4.272%, 01/02/2026	174	165
MA Financeco., LLC, Term Loan B2, 1st Lien
4.772%, VAR LIBOR+2.500%, 11/19/2021	160	152
MH Sub I, LLC, Term Loan, 1st Lien
6.254%, 09/13/2024	60	57
Misys Ltd, Term Loan B, 1st Lien
6.303%, VAR LIBOR+3.500%, 06/13/2024	94	88
Oberthur Technologies Holding, Term Loan B, 1st Lien
6.553%, VAR LIBOR+3.750%, 01/10/2024	38	37
ON Semiconductor Corporation, Term Loan B3, 1st Lien
4.272%, VAR LIBOR+1.750%, 03/31/2023	46	44
Optiv, Term Loan, 1st Lien
5.772%, VAR LIBOR+3.250%, 02/01/2024	59	55
Rocket Software, Inc., Term Loan, 1st Lien
6.745%, 11/20/2025	155	152
Solera Holdings, Term Loan, 1st Lien
5.272%, VAR LIBOR+3.250%, 03/03/2023	46	43
SS&C Technologies Holdings, Inc., Term Loan B, 1st Lien
4.500%, 04/16/2025	83	78
SS&C Technologies, Term Loan B3, 1st Lien
4.772%, 04/16/2025	103	97
SS&C Technologies, Term Loan B4, 1st Lien
4.772%, 04/16/2025	39	37
TIBCO Software Inc., Term Loan B, 1st Lien
6.010%, VAR LIBOR+3.500%, 12/04/2020	30	29
VeriFone Systems, Inc., Term Loan, 1st Lien
6.645%, 08/20/2025	54	52
Veritas US Inc., Term Loan B1, 1st Lien
7.303%, 01/27/2023	16	14
7.022%, VAR LIBOR+4.500%, 01/27/2023	49	42

		2,851

Construction – 0.2%
Pike Corporation, Term Loan B, 1st Lien
6.030%, 03/23/2025	27	26

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Terex, Term Loan, 1st Lien
4.495%, 01/31/2024	$177	$169

		195

Consumer Nondurables – 0.2%
Anastasia Parent, LLC, Term Loan B, 1st Lien
6.182%, 08/11/2025	32	30
Prestige Brands, Term Loan B4, 1st Lien
4.522%, 01/26/2024	123	118

		148

Educational Services – 0.1%
St. George’s University Scholastic Services LLC, Term Loan B, 1st Lien
6.030%, 07/17/2025 (B)(D)	101	98
5.850%, 07/17/2025 (B)	3	3

		101

Energy – 0.4%
Bison Midstream, Term Loan B, 1st Lien
6.470%, 05/21/2025	100	92
Energy Transfer Equity L.P., Term Loan B, 1st Lien
4.522%, VAR US LIBOR+0.000%, 02/02/2024	214	208

		300

Entertainment & Leisure – 0.4%
Formula One Management Ltd, Term Loan B, 1st Lien
5.022%, VAR LIBOR+2.500%, 02/01/2024	80	75
WMG Acquisition Corp., Term Loan F, 1st Lien
4.647%, 11/01/2023	250	240

		315

Environmental Services – 0.2%
GFL Environmental Inc., Term Loan B, 1st Lien
5.522%, 05/30/2025	92	86
5.386%, 05/30/2025	49	45

		131

Financial Services – 0.4%
Advisor Group, Inc., Term Loan, 1st Lien
6.272%, 08/15/2025	39	39
Blackhawk Network Holdings, Inc., Term Loan, 1st Lien
5.522%, 06/15/2025 (D)	158	150
Financial & Risk US Holdings, Inc., Term Loan B, 1st Lien
6.272%, 09/18/2025	137	130

		319

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Food & Beverage – 0.2%
Arby’s Restaurant Group, Inc., Term Loan B, 1st Lien
5.682%, 02/05/2025	$159	$152

Forest Products – 0.1%
Pisces Midco, Inc., Term Loan B, 1st Lien
6.175%, 04/12/2025	80	73

Gaming & Hotels – 1.9%
Caesars Resort Collection LLC, Term Loan B, 1st Lien
5.272%, VAR LIBOR+2.750%, 12/23/2024	122	117
CCM Merger, Term Loan B, 1st Lien
4.595%, VAR LIBOR+2.750%, 08/06/2021	97	94
ESH Hospitality, Inc., Term Loan B, 1st Lien
4.522%, 08/30/2023	372	356
Golden Nugget, Inc., Term Loan B, 1st Lien
5.277%, 10/04/2023	3	3
5.186%, VAR LIBOR+2.750%, 10/04/2023	38	36
5.095%, VAR LIBOR+2.750%, 10/04/2023	81	78
Harrah’s, Term Loan, 1st Lien
4.522%, 10/07/2024	174	165
Hilton Worldwide Holdings Inc., Term Loan, 1st Lien
4.256%, VAR LIBOR+1.750%, 10/25/2023	47	46
Las Vegas Sands, LLC, Term Loan B, 1st Lien
4.272%, 03/27/2025	104	100
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
6.522%, VAR LIBOR+4.000%, 10/13/2023	283	252
Scientific Games International, Inc., Term Loan B, 1st Lien
5.272%, VAR LIBOR+2.750%, 08/14/2024	33	31
5.245%, VAR LIBOR+2.750%, 08/14/2024	138	129
Station Casinos LLC, Term Loan B, 1st Lien
5.030%, 06/08/2023	180	172

		1,579

Health Care – 4.0%
Acadia Healthcare Company, Inc., Term Loan B4, 1st Lien
5.022%, 02/16/2023	189	182

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Agiliti Health, Inc., Delayed Term Loan, 1st Lien
0.000%, 10/18/2025 (D)	$155	$150
Auris Luxembourg III SARL, Term Loan, 1st Lien
5.522%, VAR LIBOR+3.000%, 01/17/2022 (B)	313	304
Bausch Health Companies Inc., Term Loan B, 1st Lien
5.379%, VAR LIBOR+3.000%, 06/02/2025	125	119
Bausch Health Companies Inc., Term Loan, 1st Lien
5.129%, 11/14/2025	90	85
Concentra, Term Loan, 2nd Lien
8.880%, 06/01/2023	20	20
DJO Finance LLC, Term Loan, 1st Lien
5.772%, VAR LIBOR+3.250%, 06/08/2020	44	44
5.646%, VAR LIBOR+3.250%, 06/08/2020	134	132
Envision Healthcare Corp., Term Loan, 1st Lien
6.272%, 10/10/2025	67	62
Equinox Holdings, Term Loan, 1st Lien
5.345%, 03/08/2024	282	272
Equinox Holdings, Term Loan, 2nd Lien
9.522%, VAR LIBOR+7.000%, 09/06/2024	75	75
Gentiva Health Services, Inc., Term Loan, 1st Lien
6.313%, 07/02/2025 (B)(D)	116	112
Gentiva Health Services, Inc., Term Loan, 2nd Lien
9.563%, 07/02/2026 (D)	54	54
Hanger, Inc., Term Loan B, 1st Lien
6.022%, 03/06/2025 (B)	190	189
Jaguar Holding Co I, Term Loan, 1st Lien
5.022%, VAR LIBOR+2.500%, 08/18/2022	128	121
Kinetic Concepts, Inc., Term Loan B, 1st Lien
6.053%, 01/26/2024	100	96
Life Time Fitness, Inc., Term Loan, 1st Lien
5.457%, VAR LIBOR+3.000%, 06/10/2022	276	265
Ortho-Clinical Diagnostics, Inc., Term Loan B, 1st Lien
5.756%, 06/30/2025	30	28
Parexel International Corporation, Term Loan, 1st Lien
5.272%, VAR LIBOR+2.750%, 09/27/2024	61	55

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Press Ganey Holdings, Inc., Term Loan, 1st Lien
5.272%, 10/23/2023	$327	$313
Radiology Partners Inc., Term Loan, 1st Lien
6.874%, 07/09/2025	45	44
6.660%, 07/09/2025	45	44
RegionalCare Hospital Partners Holdings, Term Loan, 1st Lien
7.129%, 11/14/2025	156	147
SIVANTOS/WIDEX, Term Loan B, 1st Lien
3.750%, 07/24/2025 (D)	53	52
Sterigenics-Nordion Holdings LLC, Term Loan, 1st Lien
5.522%, VAR LIBOR+3.000%, 05/15/2022	261	249
Surgery Center Holdings, Term Loan, 1st Lien
5.780%, VAR LIBOR+3.250%, 09/02/2024	124	118

		3,332

Insurance – 1.0%
Acrisure, Term Loan B, 1st Lien
6.095%, 11/22/2023	66	62
Acrisure, Term Loan B2, 1st Lien
6.772%, 11/22/2023	13	13
Alliant Holdings Intermediate LLC, Term Loan B, 1st Lien
5.205%, 05/09/2025	40	38
AmWINS Group, Term Loan B, 1st Lien
5.272%, VAR LIBOR+2.750%, 01/25/2024	98	94
5.137%, VAR LIBOR+2.750%, 01/25/2024	29	27
Asurion LLC, Term Loan B, 1st Lien
5.522%, 11/03/2024	167	159
Asurion LLC, Term Loan B, 2nd Lien
9.022%, VAR LIBOR+6.000%, 08/04/2025	128	126
Hub International, Ltd., Term Loan B, 1st Lien
5.490%, 04/25/2025	185	174
Sedgwick Holdings, Inc., Term Loan, 1st Lien
0.000%, 11/06/2025 (D)	105	100

		793

Leasing – 0.3%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1st Lien
4.470%, VAR LIBOR+2.000%, 01/15/2025	14	14
AVSC Holding Corp., Term Loan, 1st Lien
6.053%, 03/03/2025	32	31
5.595%, 03/03/2025	4	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
CH Hold, Term Loan, 1st Lien
5.522%, VAR LIBOR+3.000%, 02/01/2024	$34	$34
CH Hold, Term Loan, 2nd Lien
9.772%, VAR LIBOR+7.250%, 02/03/2025 (B)	22	22
United Rentals, Inc., Term Loan B, 1st Lien
4.272%, 10/03/2025	150	147

		251

Machinery – 0.5%
Clark Equipment Company, Term Loan B, 1st Lien
4.803%, 05/18/2024	32	31
4.345%, 05/18/2024	4	3
Columbus McKinnon, Term Loan B, 1st Lien
5.303%, 01/31/2024	41	40
Gardner Denver, Inc., Term Loan B, 1st Lien
5.272%, VAR LIBOR+2.750%, 07/30/2024	78	75
Harbor Freight Tools, Term Loan B, 1st Lien
5.022%, 08/18/2023	71	67
Restaurant Technologies, Term Loan, 1st Lien
5.646%, 09/24/2025 (B)	53	52
Rexnord LLC, Term Loan, 1st Lien
4.522%, 08/21/2024	138	134

		402

Media – 1.6%
Altice Financing S.A., Term Loan, 1st Lien
5.220%, 01/31/2026	92	85
CSC Holdings LLC, Term Loan B, 1st Lien
4.955%, 01/25/2026	168	161
4.745%, 01/10/2026 (D)	133	126
Cumulus Media New Holdings Inc., Term Loan, 1st Lien
6.850%, 05/13/2022	140	131
Gray Television, Term Loan B, 1st Lien
4.599%, 02/07/2024	99	95
Learfield Communications, Term Loan, 1st Lien
5.780%, 12/01/2023 (B)	5	5
Mission Broadcasting, Inc., Term Loan B3, 1st Lien
4.756%, 01/17/2024	24	22
NEP Group, Inc., Term Loan, 1st Lien
5.595%, 10/05/2025	70	67
Nexstar Broadcasting Group, Inc., Term Loan B3, 1st Lien
4.756%, 01/17/2024	137	130
Numericable U.S. LLC, Term Loan B, 1st Lien
6.143%, 01/31/2026	69	63

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
SFR Group S.A., Term Loan B, 1st Lien
5.272%, VAR LIBOR+2.750%, 07/31/2025	$188	$172
Unitymedia Finance LLC, Term Loan D, 1st Lien
4.705%, VAR LIBOR+2.250%, 01/15/2026	59	57
UPC Financing Partnership, Term Loan, 1st Lien
4.955%, VAR LIBOR+2.500%, 01/15/2026	190	180

		1,294

Metals & Mining – 0.2%
BWAY Holding Company, Term Loan B, 1st Lien
5.658%, VAR LIBOR+3.250%, 04/03/2024	132	123
Crown Holdings Inc., Term Loan B, 1st Lien
4.479%, 04/03/2025	41	40

		163

Oil & Gas – 0.6%
California Resources Corp., Term Loan, 1st Lien
12.897%, VAR LIBOR+10.375%, 12/31/2021	68	66
7.256%, VAR LIBOR+4.750%, 12/31/2022 (B)	54	53
Equitrans Midstream, Term Loan, 1st Lien
0.000%, 12/13/2023 (D)	138	134
FTS International, Inc., Term Loan, 1st Lien
7.272%, VAR LIBOR+4.750%, 04/16/2021 (B)	58	56
ORYX Southern Delaware Holdings LLC, Term Loan, 1st Lien
5.772%, 02/28/2025	141	130
Ultra Resources, Term Loan, 1st Lien
5.469%, 04/12/2024	59	52

		491

Personal, Food and Miscellaneous Services – 0.1%
1011778 BC ULC/New Red Finance, Term Loan B3, 1st Lien
4.772%, VAR LIBOR+2.250%, 02/16/2024	124	118

Printing & Publishing – 0.3%
A-L Parent LLC, Term Loan B, 1st Lien
5.780%, VAR LIBOR+3.250%, 12/01/2023 (B)	47	46
Houghton Mifflin Harcourt Publishers, Term Loan B, 1st Lien
5.349%, 05/28/2021	120	108

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
McGraw-Hill Global Education Holdings LLC, Term Loan B, 1st Lien
6.522%, VAR LIBOR+4.000%, 05/04/2022	$98	$88
Multi-Color, Term Loan B, 1st Lien
4.522%, 10/31/2024	53	50

		292

Professional & Business Services – 1.8%
Albany Molecular Research, Term Loan, 1st Lien
5.772%, 08/30/2024	158	149
Ancestry.com Operations Inc., Term Loan, 1st Lien
5.780%, 10/19/2023 (D)	60	57
Audio Visual Services, Term Loan, 1st Lien
5.957%, 03/03/2025	29	27
5.595%, 03/03/2025	58	55
Audio Visual Services, Term Loan, 2nd Lien
9.777%, 09/01/2025	52	50
BPA Laboratories, Term Loan, 2nd Lien
10.136%, 04/29/2020 (B)(C)	44	41
Casmar Holdings Pty Ltd, Cov-Lite, Term Loan B, 1st Lien
7.206%, 12/08/2023 (B)	17	15
Casmar Holdings Pty Ltd, Term Loan B, 1st Lien
7.206%, 12/08/2023 (B)(C)	55	48
Ceridian HCM Holding Inc., Term Loan B, 1st Lien
5.595%, 04/30/2025	110	104
Conduent, Term Loan B, 1st Lien
5.000%, VAR LIBOR+4.000%, 12/07/2023	105	100
Emerald 2 Ltd, Cov-Lite, Term Loan B1, 1st Lien
6.803%, VAR LIBOR+4.000%, 05/14/2021	36	35
Euro Garages/EG Group, Term Loan B, 1st Lien
6.813%, 02/07/2025	47	45
GW Honos Security, Term Loan, 1st Lien
6.236%, 05/24/2024	67	64
LegalZoom.com, Inc., Term Loan, 1st Lien
6.822%, 11/21/2024	48	47
PI UK Holdco II Ltd, Term Loan, 1st Lien
6.022%, 01/03/2025	204	197
Team Health Holdings, Term Loan, 1st Lien
5.272%, VAR LIBOR+2.750%, 02/06/2024	80	71
Tempo Acquisition LLC, Term Loan B, 1st Lien
5.522%, VAR LIBOR+3.000%, 05/01/2024	125	120

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Trans Union, LLC, Term Loan B3, 1st Lien
4.522%, VAR LIBOR+2.000%, 04/10/2023	$167	$160
Trans Union, LLC, Term Loan B4, 1st Lien
4.345%, 06/19/2025	35	34
West Corporation, Term Loan, 1st Lien
6.527%, 10/10/2024	41	37

		1,456

Real Estate – 0.8%
Brookfield Property REIT Inc., Term Loan B, 1st Lien
5.022%, 08/27/2025 (D)	80	75
Forest City Enterprises, L.P., Term Loan B, 1st Lien
6.383%, 10/24/2025	208	202
RE/MAX International, Term Loan B, 1st Lien
5.272%, VAR LIBOR+2.750%, 12/15/2023	251	243
Uniti Group Inc., Term Loan, 1st Lien
5.522%, VAR LIBOR+3.000%, 10/24/2022	140	126
VICI Properties 1 LLC, Term Loan B, 1st Lien
4.504%, VAR LIBOR+2.000%, 12/20/2024	49	47

		693

Retail Food & Drug – 0.2%
BJ’s Wholesale Club, Term Loan B, 1st Lien
5.432%, VAR LIBOR+3.750%, 02/03/2024	42	40
General Nutrition Centers, Inc., Term Loan, 1st Lien
9.530%, VAR LIBOR+7.000%, 12/31/2022	44	43
GOBP Holdings, Inc., Term Loan, 1st Lien
6.095%, 10/22/2025	59	57

		140

Retailing – 0.9%
Aramark Intermediate HoldCo Corp., Term Loan B, 1st Lien
4.272%, VAR LIBOR+1.750%, 03/11/2025	74	71
Belron Finance US LLC, Term Loan B, 1st Lien
5.115%, 11/06/2025	22	21
4.839%, 11/07/2024 (B)	63	60
Petco Animal Supplies, Inc., Term Loan B1, 1st Lien
5.777%, VAR LIBOR+3.000%, 01/26/2023	152	111

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Seminole Hard Rock Entertainment, Inc., Term Loan B, 1st Lien
5.146%, VAR LIBOR+2.750%, 05/14/2020	$480	$472

		735

Securities & Trusts – 0.0%
Starfruit Finco BV, Term Loan B, 1st Lien
5.599%, 10/01/2025	24	23

Telecommunications – 2.4%
CenturyLink, Inc., Term Loan B, 1st Lien
5.272%, VAR LIBOR+2.750%, 01/31/2025	163	152
FirstLight Fiber, Term Loan, 1st Lien
5.840%, 07/23/2025	68	67
Frontier Communications, Term Loan B1, 1st Lien
6.280%, VAR LIBOR+3.750%, 06/15/2024	65	60
Intelsat Jackson Holdings S.A., Term Loan B4, 1st Lien
7.006%, 01/02/2024	9	9
Intelset Jackson Holdings S.A., Term Loan B3, Term Loan, 1st Lien
6.256%, 11/27/2023	244	236
Level 3 Financing, Inc., Term Loan B, 1st Lien
4.754%, VAR LIBOR+2.250%, 02/22/2024	270	256
Lumentum, Term Loan B, 1st Lien
4.887%, 08/08/2025 (B)(D)	36	34
MacDonald Dettwiler, Term Loan B, 1st Lien
5.148%, 10/04/2024	129	119
MTN Infrastructure TopCo, Term Loan B, 1st Lien
5.522%, 11/15/2024	119	113
Radiate Holdco, LLC, Term Loan, 1st Lien
5.522%, VAR LIBOR+3.000%, 02/01/2024	118	111
SBA Senior Finance II LLC, Term Loan B, 1st Lien
4.530%, 04/11/2025	138	132
Sprint Communications, Inc., Initial Term Loan, 1st Lien
5.063%, VAR LIBOR+2.500%, 02/02/2024	230	218
Sprint Communications, Inc., Term Loan, 1st Lien
5.563%, 02/02/2024	40	39
Syniverse Holdings, Inc., Term Loan, 1st Lien
7.455%, VAR LIBOR+5.000%, 03/09/2023	44	39

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Telenet Financing USD LLC, Term Loan, 1st Lien
4.705%, 08/15/2026	$137	$130
WideOpenWest Finance LLC, Term Loan B, 1st Lien
5.720%, VAR LIBOR+3.250%, 08/18/2023	304	281

		1,996

Transportation – 0.2%
DAE Aviation Holdings Inc., Term Loan, 1st Lien
6.270%, VAR LIBOR+3.750%, 07/07/2022	86	85
XPO Logistics, Inc., Term Loan B, 1st Lien
4.509%, VAR LIBOR+2.000%, 02/24/2025	50	47

		132

Utilities – 0.5%
Al Alpine AT BidCo GmbH, Term Loan B, 1st Lien
5.809%, 10/03/2025	59	57
ExGen Renewables/Exelon IV LLC, Term Loan, 1st Lien
5.710%, 11/28/2024 (B)	114	108
Vistra Operations Company LLC, Term Loan B2, 1st Lien
4.772%, VAR LIBOR+2.750%, 12/14/2023	72	69
Vistra Operations Company LLC, Term Loan B3, 1st Lien
4.522%, 12/31/2025	49	47
4.455%, 12/31/2025	135	130

		411

Total Loan Participations (Cost $24,136) ($ Thousands)		23,046

ASSET-BACKED SECURITIES – 23.8%

Automotive – 7.9%
American Credit Acceptance Receivables Trust, Ser 2018-2, Cl A
2.940%, 01/10/2022 (A)	143	143
American Credit Acceptance Receivables Trust, Ser 2018-3, Cl A
2.920%, 08/12/2021 (A)	92	91
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A3
1.600%, 11/09/2020	26	26

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Ser 2018-1, Cl A2A
2.710%, 07/19/2021	$93	$93
AmeriCredit Automobile Receivables Trust, Ser 2018-2, Cl A2A
2.860%, 11/18/2021	175	175
Canadian Pacer Auto Receivables Trust, Ser 2018-1A, Cl A2A
2.700%, 08/19/2020 (A)	95	95
CarMax Auto Owner Trust, Ser 2018-3, Cl A2A
2.880%, 10/15/2021	240	239
Chesapeake Funding II, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	134	133
Chesapeake Funding II, Ser 2018-1A, Cl A1
3.040%, 04/15/2030 (A)	107	107
Chesapeake Funding II, Ser 2018-2A, Cl A2
2.825%, VAR ICE LIBOR USD 1 Month+0.370%, 08/15/2030 (A)	275	274
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	27	27
CPS Auto Receivables Trust, Ser 2018-D, Cl A
3.060%, 01/18/2022 (A)	151	151
CPS Auto Trust, Ser 2018-C, Cl A
2.870%, 09/15/2021 (A)	89	89
Credit Acceptance Auto Loan Trust, Ser 2017-2A, Cl A
2.550%, 02/17/2026 (A)	250	248
Drive Auto Receivables Trust, Ser 2018-3, Cl A2
2.750%, 10/15/2020	105	105
Drive Auto Receivables Trust, Ser 2018-4, Cl A3
3.040%, 11/15/2021	85	85
DT Auto Owner Trust, Ser 2017-4A, CI B
2.440%, 01/15/2021 (A)	200	200
DT Auto Owner Trust, Ser 2018-3A, Cl A
3.020%, 02/15/2022 (A)	232	231
Enterprise Fleet Financing, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	72	72
Enterprise Fleet Financing, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	70	70
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl A
2.900%, 01/18/2022 (A)	149	149
Exeter Automobile Receivables Trust, Ser 2018-4A, Cl A
3.050%, 12/15/2021 (A)	152	152
First Investors Auto Owner Trust, Ser 2017-2A, Cl A1
1.860%, 10/15/2021 (A)	16	16

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
First Investors Auto Owner Trust, Ser 2018-1A, Cl A1
2.840%, 05/16/2022 (A)	$50	$50
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (A)	36	36
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (A)	62	61
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (A)	134	134
Flagship Credit Auto Trust, Ser 2018-4, Cl A
3.410%, 05/15/2023 (A)	281	281
Ford Credit Auto Lease Trust, Ser 2018-A, Cl A2A
2.710%, 12/15/2020	138	138
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	150	148
GLS Auto Receivables Trust, Ser 2017-1A, Cl A2
2.670%, 04/15/2021 (A)	62	62
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	113	113
GLS Auto Receivables Trust, Ser 2018-2A, Cl A
3.250%, 04/18/2022 (A)	197	196
GLS Auto Receivables Trust, Ser 2018-3A, Cl A
3.350%, 08/15/2022 (A)	147	147
Mercedes-Benz Auto Receivables Trust, Ser 2018-1, Cl A2A
2.710%, 04/15/2021	220	220
Nissan Auto Receivables Owner Trust, Ser 2018-B, Cl A2A
2.760%, 07/15/2021	145	145
OneMain Direct Auto Receivables Trust, Ser 2018-1A, Cl A
3.430%, 12/16/2024 (A)	300	300
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (A)	300	298
Prestige Auto Receivables Trust, Ser 2018-1A, Cl A2
2.970%, 12/15/2021 (A)	125	125
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	150	149
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl A2A
2.580%, 10/15/2020	148	148
Santander Drive Auto Receivables Trust, Ser 2018-3, Cl A2A
2.780%, 03/15/2021	128	128

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Securitized Term Auto Receivables Trust, Ser 2017-2A, Cl A2A
1.775%, 01/27/2020 (A)	$17	$17
Securitized Term Auto Receivables Trust, Ser 2018-1A, Cl A2
2.807%, 12/29/2020 (A)	250	250
Skopos Auto Receivables Trust, Ser 2018-1A, Cl A
3.190%, 09/15/2021 (A)(C)	67	67
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	26	26
United Auto Credit Securitization Trust, Ser 2018-2, Cl A
2.890%, 03/10/2021 (A)	71	71
Westlake Automobile Receivables Trust, Ser 2018-2A, Cl A2A
2.840%, 09/15/2021 (A)	104	103
Westlake Automobile Receivables Trust, Ser 2018-3A, Cl A2A
2.980%, 01/18/2022 (A)	110	110

		6,494

Credit Cards – 0.8%
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	355	353
Capital One Multi-Asset Execution Trust, Ser 2016-A1, Cl A1
2.905%, VAR ICE LIBOR USD 1 Month+0.450%, 02/15/2022	300	300

		653

Other Asset-Backed Securites – 0.5%
Babson CLO, Ser 2014-3RA, Cl A1
3.319%, 07/20/2029	250	247
Credit Suisse Trust, Ser 2018-LD1
3.420%, 07/25/2024 (C)	80	80
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(E)	115	115

		442

Other Asset-Backed Securities – 14.6%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
3.186%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	90	90
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(E)	142	140

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
ALM VI, Ser 2018-6A, Cl A1B3
3.636%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (A)	$250	$236
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN8, Cl A1
3.352%, 11/28/2032 (A)	46	46
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, CI A
3.500%, 10/28/2057 (A)(E)	93	92
Bayview Opportunity Master Fund Trust IIb, Ser 2018-RN5, Cl A1
3.820%, 04/28/2033 (A)	45	45
BlueMountain CLO, Ser 2018-2A, Cl A1R
3.375%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (A)	270	267
BlueMountain CLO, Ser 2018-2A, Cl BR2
4.095%, VAR ICE LIBOR USD 3 Month+1.450%, 11/20/2028 (A)	250	243
Carlyle Global Market Strategies CLO, Ser 2018-2A, Cl A1R
3.289%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/2027 (A)	250	249
CIFC Funding, Ser 2017-1A, Cl A1R
3.686%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (A)	250	250
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (A)(C)	51	50
Cole Park CLO, Ser 2018-1A, Cl AR
1.000%, VAR ICE LIBOR USD 3 Month+1.050%, 10/20/2028 (A)	250	250
Colombia Cent CLO 27, Ser 2018-27A, Cl A1
3.640%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (A)	285	283
Conn Funding II, Ser 2017-B, Cl A
2.730%, 07/15/2020 (A)(C)	3	3
DLL, Ser 2018-1, Cl A2
2.810%, 11/17/2020 (A)	250	250
Dryden 54 Senior Loan Fund, Ser 2017-54A, Cl A
3.645%, VAR ICE LIBOR USD 3 Month+1.200%, 10/19/2029 (A)	300	298
Dryden XXV Senior Loan Fund, Ser 2017-25A, Cl ARR
3.336%, VAR ICE LIBOR USD 3 Month+0.900%, 10/15/2027 (A)	250	249
Engs Commercial Finance Trust, Ser 2018-1A, Cl A1
2.970%, 02/22/2021 (A)(C)	70	70
Finance of America Structured Securities Trust, Ser 2017-HB1, Cl A
2.321%, 11/25/2027 (A)(E)	43	43

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Finance of America Structured Securities Trust, Ser 2018-HB1, Cl A
3.375%, 09/25/2028 (A)(E)	$124	$124
KKR CLO, Ser 2018-21, Cl A
3.436%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	250	244
Magnetite VII, Ser 2018-7A, Cl A1R2
3.236%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (A)	250	245
Magnetite VIII, Ser 2018-8A, Cl AR2
3.416%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)	250	247
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (A)(C)	32	32
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (A)(C)	53	53
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/2028 (A)(C)	110	110
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (A)	156	156
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(E)	76	74
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062 (A)(E)	94	92
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1
3.500%, 05/25/2058 (A)(E)	241	239
MMAF Equipment Finance, Ser 2017-AA, Cl A2
1.730%, 05/18/2020 (A)	13	13
Nationstar HECM Loan Trust, Ser 2017-2A, Cl A1
2.038%, 09/25/2027 (A)(E)	37	37
Nationstar HECM Loan Trust, Ser 2018-1A, Cl A
2.760%, 02/25/2028 (A)(E)	46	46
Nationstar HECM Loan Trust, Ser 2018-2A, Cl A
3.188%, 07/25/2028 (A)(E)	74	74
New Residential Mortgage Loan Trust, Ser 2018-FNT1, Cl A
3.610%, 05/25/2023 (A)	192	193
New Residential Mortgage Loan Trust, Ser 2018-FNT2, Cl A
3.790%, 07/25/2054 (A)	128	129
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (A)	94	93
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (A)	80	80

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NYCTL Trust, Ser 2017-A, CI A
1.870%, 11/10/2030 (A)	$50	$49
NYCTL Trust, Ser 2018-A, CI A
3.220%, 11/10/2031 (A)	381	382
Octagon Investment Partners, Ser 2017-1A, CI A1R
3.546%, VAR ICE LIBOR USD 3 Month+0.900%, 05/21/2027 (A)	275	273
Octagon Investment Partners, Ser 2017-1A, CI AR
3.748%, VAR ICE LIBOR USD 3 Month+1.130%, 08/12/2026 (A)	210	209
OneMain Financial Issuance Trust, Ser 2016- 1A, CI B
4.570%, 02/20/2029 (A)	100	101
OZLM VII, Ser 2018-7RA, CI A1R
3.459%, VAR ICE LIBOR USD 3 Month+1.010%, 07/17/2029 (A)	250	246
OZLM XII, Ser 2018-12A, CI A1R
3.570%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (A)	275	273
Palmer Square CLO, Ser 2018-3A, CI A2
3.966%, VAR ICE LIBOR USD 3 Month+1.350%, 08/15/2026 (A)	250	243
Palmer Square Loan Funding, Ser 2017-1A, CI A1
3.176%, VAR ICE LIBOR USD 3 Month+0.740%, 10/15/2025 (A)	286	285
Pretium Mortgage Credit Partners I, Ser 2018-NPL2, CI A1
3.700%, 03/27/2033 (A)	201	198
Prosper Marketplace Issuance Trust, Ser 2017-3A, CI A
2.360%, 11/15/2023 (A)	22	22
Prosper Marketplace Issuance Trust, Ser 2018-1A, CI A
3.110%, 06/17/2024 (A)	44	44
PRPM, Ser 2018-1A, CI A1
3.750%, 04/25/2023 (A)(E)	92	92
Regional Management Issuance Trust, Ser 2018-1, CI A
3.830%, 07/15/2027 (A)(C)	110	110
Shackleton, Ser 2018-6RA, CI A
3.356%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2028 (A)	250	247
SLM Student Loan Trust, Ser 2005-4, CI A3
2.610%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	91	91
SLM Student Loan Trust, Ser 2008-5, CI A4
4.190%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	250	254

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-9, CI A
3.990%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	$116	$117
SLM Student Loan Trust, Ser 2011-1, CI A1
3.026%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	114	115
Sofi Consumer Loan Program, Ser 2016-2, CI A
3.090%, 10/27/2025 (A)(C)	153	152
Sofi Consumer Loan Program, Ser 2016-3, CI A
3.050%, 12/26/2025 (A)(C)	161	161
Sofi Consumer Loan Program, Ser 2017-1, CI A
3.280%, 01/26/2026 (A)	166	166
Sofi Consumer Loan Program, Ser 2017-6, CI A1
2.200%, 11/25/2026 (A)	30	30
Sofi Consumer Loan Program, Ser 2018-1, CI A1
2.550%, 02/25/2027 (A)	56	55
Sofi Consumer Loan Program, Ser 2018-2, CI A1
2.930%, 04/26/2027 (A)	77	76
Sofi Consumer Loan Program, Ser 2018-3, CI A1
3.200%, 08/25/2027 (A)	86	86
Sofi Professional Loan Program, Ser 2014-A, CI A1
4.106%, VAR ICE LIBOR USD 1 Month+1.600%, 06/25/2025 (A)	45	46
Springleaf Funding Trust, Ser 2016-AA, CI A
2.900%, 11/15/2029 (A)	342	340
Stanwich Mortgage Loan Trust, Ser 2018-NPB1, CI A1
4.016%, 05/16/2023 (A)	216	215
Towd Point Mortgage Trust, Ser 2015-4, CI A1B
2.750%, 04/25/2055 (A)(E)	70	69
Towd Point Mortgage Trust, Ser 2015-5, CI A1B
2.750%, 05/25/2055 (A)(E)	78	77
Towd Point Mortgage Trust, Ser 2016-1, CI A1B
2.750%, 02/25/2055 (A)(E)	75	74
Towd Point Mortgage Trust, Ser 2016-3, CI A1
2.250%, 04/25/2056 (A)(E)	165	161
Towd Point Mortgage Trust, Ser 2016-4, CI A1
2.250%, 07/25/2056 (A)(E)	276	268
Towd Point Mortgage Trust, Ser 2017-6, CI A1
2.750%, 10/25/2057 (A)(E)	83	81

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Treman Park CLO, Ser 2018-1A, CI ARR
3.535%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (A)	$275	$274
Tryon Park CLO, Ser 2018-1A, CI A1SR
3.326%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (A)	270	267
Venture XIX CLO, Ser 2018-19A, CI X
1.000%, VAR ICE LIBOR USD 3 Month+0.650%, 01/15/2032 (A)	250	250
VOLT LX, Ser 2017-NPL7, CI A1
3.250%, 06/25/2047 (A)	42	42
VOLT LXIV, Ser 2017-NP11, CI A1
3.375%, 10/25/2047 (A)	96	95
VOLT LXX, Ser 2018-NPL6, CI A1A
4.115%, 09/25/2048 (A)	136	136
VOLT LXXI, Ser 2018-NPL7, CI A1A
3.967%, 09/25/2048 (A)	100	100

		12,007

Total Asset-Backed Securities (Cost $19,727) ($ Thousands)		19,596

MORTGAGE-BACKED SECURITIES – 9.0%

Agency Mortgage-Backed Obligations – 1.7%
FHLMC
6.000%, 09/01/2026	34	36
FNMA
6.500%, 09/01/2026	25	28
6.000%, 11/01/2026 to 04/01/2040	213	229
5.000%, 02/01/2023 to 03/01/2025	37	38
FREMF Mortgage Trust, Ser 2010-K7, CI B
5.501%, 04/25/2020 (A)(E)	95	98
FREMF Mortgage Trust, Ser 2012-K712, CI B
3.358%, 05/25/2045 (A)(E)	30	30
FREMF Mortgage Trust, Ser 2013-K712, CI C
3.358%, 05/25/2045 (A)(E)	385	384
FREMF Mortgage Trust, Ser 2014-K503, CI C
3.045%, 10/25/2047 (A)(E)	155	153
FREMF Multifamily Aggregation Risk Transfer Trust, Ser 2017-KT01, CI A
2.824%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	65	65
NCUA Guaranteed Notes, Ser 2010-R1, CI 1A
2.830%, VAR ICE LIBOR USD 1 Month+0.450%, 10/07/2020	126	126
NCUA Guaranteed Notes, Ser 2011-R1, CI 1A
2.830%, VAR ICE LIBOR USD 1 Month+0.450%, 01/08/2020	153	153

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes, Ser 2011-R3, CI 1A
2.800%, VAR ICE LIBOR USD 1 Month+0.400%, 03/11/2020	$53	$53

		1,393

Non-Agency Mortgage-Backed Obligations – 7.3%
Angel Oak Mortgage Trust, Ser 2017-3, CI A1
2.708%, 11/25/2047 (A)(E)	46	46
Angel Oak Mortgage Trust, Ser 2018-3, CI A1
3.649%, 09/25/2048 (A)(E)	132	132
BAMLL Commercial Mortgage Securities Trust, Ser 2018-DSNY, CI A
3.305%, VAR LIBOR USD 1 Month+0.850%, 09/15/2034 (A)	300	298
Banc of America Mortgage Securities, Ser 2004-J, CI 2A1
4.587%, 11/25/2034 (E)	25	25
Banc of America Mortgage Securities, Ser 2005-C, CI 2A2
4.045%, 04/25/2035 (E)	113	106
Banc of America Mortgage Securities, Ser 2005-I, CI 2A1
4.471%, 10/25/2035 (E)	84	83
BBCMS Mortgage Trust, Ser 2017-DELC, CI A
3.305%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	250	250
BX Commercial Mortgage Trust, Ser 2018- IND, CI A
3.205%, VAR LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	130	129
BX Trust, Ser 2018-MCSF, CI A
2.977%, VAR LIBOR USD 1 Month+0.577%, 04/15/2035 (A)	140	137
CIM Trust, Ser 2017-7, CI A
3.000%, 04/25/2057 (A)(E)	127	126
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, CI 1A
4.514%, 09/25/2034 (E)	22	22
Citigroup Mortgage Loan Trust, Ser 2018- RP2, CI A1
3.500%, 02/25/2058 (E)	113	113
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(E)	50	50
COLT Mortgage Loan Trust, Ser 2017-1, CI A1
2.614%, 05/27/2047 (A)(E)	70	69
COLT Mortgage Loan Trust, Ser 2018-1, CI A1
2.930%, 02/25/2048 (A)(E)	58	57
COLT Mortgage Loan Trust, Ser 2018-2, CI A1
3.470%, 07/27/2048 (A)(E)	156	156
COLT Mortgage Loan Trust, Ser 2018-3, CI A1
3.692%, 10/26/2048 (A)(E)	94	94

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2018-4, Cl A1
4.006%, 12/28/2048 (A)(E)	$196	$197
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(E)	29	29
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(E)	44	43
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(E)	48	47
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(E)	61	61
Deephaven Residential Mortgage Trust, Ser 2018-2A, Cl A1
3.479%, 04/25/2058 (A)(E)	145	145
Deephaven Residential Mortgage Trust, Ser 2018-3A, Cl A1
3.789%, 08/25/2058 (A)(E)	250	250
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
4.156%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	112	113
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
6.306%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	250	263
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
3.706%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	182	183
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-SPI2, Cl M1
3.819%, 05/25/2048 (A)(E)	131	130
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(E)	139	139
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
3.456%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	24	24
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
3.656%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	65	65
FNMA Connecticut Avenue Securities, Ser 2018-C04, Cl 2M1
3.256%, VAR ICE LIBOR USD 1 Month+0.750%, 12/25/2030	128	128

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1M1
3.226%, VAR ICE LIBOR USD 1 Month+0.720%, 01/25/2031	$82	$81
FNMA Connecticut Avenue Securities, Ser 2018-C06, Cl 1M1
3.056%, VAR ICE LIBOR USD 1 Month+0.550%, 03/25/2031	262	261
GS Mortgage Securities Trust, Ser 2017- 500K, Cl A
3.155%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	135	134
GS Mortgage Securities, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	29	29
Impac CMB Trust, Ser 2005-1, Cl 1A1
3.026%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	119	114
JP Morgan Mortgage Trust, Ser 2018-7FRB, Cl A2
3.065%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (A)	165	165
LSTAR Securities Investment, Ser 2017-7, Cl A
4.270%, VAR ICE LIBOR USD 1 Month+1.750%, 10/01/2022 (A)	22	22
LSTAR Securities Investment, Ser 2017-8, Cl A
4.170%, VAR ICE LIBOR USD 1 Month+1.650%, 11/01/2022 (A)	47	47
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(E)	82	81
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(E)	65	64
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (A)	2	2
MortgageIT Trust, Ser 2005-5, Cl A1
2.766%, VAR ICE LIBOR USD 1 Month+0.260%, 12/25/2035	295	292
MSCG Trust, Ser 2018-SELF, Cl A
3.355%, VAR LIBOR USD 1 Month+0.900%, 10/15/2037 (A)	105	104
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(E)	87	88
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
3.110%, VAR ICE LIBOR USD 1 Month+0.640%, 11/20/2034	70	69
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
3.070%, VAR ICE LIBOR USD 1 Month+0.600%, 12/20/2034	51	50
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
2.690%, VAR ICE LIBOR USD 1 Month+0.220%, 03/20/2035	32	31

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048 (E)	$133	$135
SG Residential Mortgage Trust, Ser 2018-1, Cl A1
3.425%, 04/27/2048 (A)(E)	136	136
Verus Securitization Trust, Ser 2018-2, Cl A1
3.677%, 06/01/2058 (A)(E)	195	195
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.513%, 03/25/2036 (E)	147	142
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
4.931%, 01/25/2035 (E)	70	71

		6,023

Total Mortgage-Backed Securities (Cost $7,443) ($ Thousands)		7,416

MUNICIPAL BONDS – 0.9%

California – 0.3%
California State, RB Callable 10/01/2021 @ 100
3.127%, 04/01/2047 (F)	250	252

Florida – 0.4%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	350	349

Illinois – 0.2%
Illinois State, GO
5.363%, 02/01/2019	120	120

Total Municipal Bonds (Cost $720) ($ Thousands)		721

	Shares

PREFERRED STOCK – 0.0%
TE Holdcorp, 0.000% *(B)(C)	17,950	45

Total Preferred Stock (Cost $156) ($ Thousands)		45

COMMON STOCK – 0.0%
Boart Longyear *(C)	743,729	2
TE Holdcorp *(B)(C)	11,340	3

Total Common Stock (Cost $381) ($ Thousands)		5

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS – 0.0%
Lion Holding, Expires 12/30/2027 Strike Price $– *	385	$–

Total Warrants (Cost $–) ($ Thousands)		–

	Shares

CASH EQUIVALENT – 2.8%
SEI Daily Income Trust, Government Fund, Cl F 2.200%**†	2,309,015	2,309

Total Cash Equivalent (Cost $2,309) ($ Thousands)		2,309

	Face Amount (Thousands)

REPURCHASE AGREEMENT – 2.2%
Goldman Sachs
2.900%, dated 12/31/18, to be repurchased on 01/02/19, repurchase price $1,800,290 (collateralized by U.S. Government obligations, par value $6,893,493, 3.222%, 04/01/2044; total market value $1,836,000) (G)	$1,800	1,800

Total Repurchase Agreement (Cost $1,800) ($ Thousands)		1,800

Total Investments in Securities – 101.1% (Cost $85,618) ($ Thousands)		$83,352

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Enhanced Income Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
U.S. 10-Year Treasury Notes	(8)	Mar-2019	$(953)	$(976)	$(23)
U.S. 2-Year Treasury Notes	(19)	Mar-2019	(4,006)	(4,034)	(28)

			$(4,959)	$(5,010)	$(51)

Percentages are based on Net Assets of $82,425 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2018.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $29,466 ($ Thousands), representing 35.7% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Securities considered illiquid. The total value of such securities as of December 31, 2018 was $1,028 ($ Thousands) and represented 1.2% of the Net Assets of the Fund.
(D)	Unsettled bank loan. Interest rate not available.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(G)	Tri-Party Repurchase Agreement.

Cl – Class

CLO – Collateralized Loan Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FREMF – Freddie Mac Multi-Family

GO – General Obligation

ICE– Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

Ltd. – Limited

MTN – Medium Term Note

NCUA – National Credit Union Association

Pty – Proprietary

RB – Revenue Bond

REIT – Real Estate investment Trust

REMIC – Real Estate Mortgage Investment Conduit

SER – Series

ULC – Unlimited Liability Company

USD – U.S. Dollar

VAR – Variable Rate

The following is a list of the levels of inputs used as of December 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$–	$28,414	$–	$28,414
Loan Participations	–	21,568	1,478	23,046
Asset-Backed Securities	–	19,596	–	19,596
Mortgage-Backed Securities	–	7,416	–	7,416
Municipal Bonds	–	721	–	721
Preferred Stock	–	–	45	45
Common Stock	2	–	3	5
Warrants	–	–	–	–
Cash Equivalent	2,309	–	–	2,309
Repurchase Agreement	–	1,800	–	1,800

Total Investments in Securities	$2,311	$79,515	$1,526	$83,352

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(51)	$–	$–	$(51)

Total Other Financial Instruments	$(51)	$–	$–	$(51)

*Futures contracts are valued at the unrealized depreciation on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were transfers from Level 2 into Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Value 12/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$2,514	$2,728	$(2,933)	$2,309	$13

Amounts designated as “–” are $0 or have been rounded to $0.

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES – 36.8%

Agency Mortgage-Backed Obligations – 31.0%
FHLMC
10.000%, 03/17/2026	$9	$10
7.500%, 05/01/2031 to 02/01/2038	473	521
7.000%, 05/01/2024 to 03/01/2039	216	237
6.500%, 10/01/2031 to 09/01/2039	325	361
6.000%, 03/01/2020 to 09/01/2038	719	762
5.500%, 06/01/2020 to 08/01/2037	401	425
5.000%, 02/01/2019 to 01/01/2049	16,649	17,539
4.500%, 06/01/2027 to 11/01/2048	19,425	20,160
4.000%, 04/01/2019 to 11/01/2048	63,523	64,992
3.500%, 12/01/2041 to 06/01/2048	103,463	103,703
3.000%, 03/01/2031 to 01/01/2048	51,931	50,724
FHLMC ARM
3.859%, VAR ICE LIBOR USD 12 Month+1.640%, 07/01/2048	632	647
2.801%, VAR ICE LIBOR USD 12 Month+1.640%, 01/01/2047	1,026	1,025
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	252	267
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	74	86
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	399	434
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	1,098	1,223
FHLMC CMO, Ser 2007-3281, Cl AI, IO
3.975%, VAR LIBOR USD 1 Month+6.430%, 02/15/2037	80	12
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	130	141
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)	2	2
FHLMC CMO, Ser 2010-3621, Cl SB, IO
3.775%, VAR LIBOR USD 1 Month+6.230%, 01/15/2040	58	8
FHLMC CMO, Ser 2011-3947, Cl SG, IO
3.495%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041	807	119
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	3,212	3,171
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	586	53
FHLMC CMO, Ser 2012-4054, Cl SA, IO
3.595%, VAR LIBOR USD 1 Month+6.050%, 08/15/2039	764	88
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	814	75
FHLMC CMO, Ser 2013-4174, Cl SA, IO
3.745%, VAR LIBOR USD 1 Month+6.200%, 05/15/2039	232	21

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	$361	$57
FHLMC CMO, Ser 2013-4203, Cl PS, IO
3.795%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042	558	78
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	230	213
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	433	39
FHLMC CMO, Ser 2014-326, Cl 300
3.000%, 03/15/2044	2,584	2,553
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.571%, 02/15/2038 (B)	33	2
FHLMC CMO, Ser 2014-4335, Cl SW, IO
3.545%, VAR LIBOR USD 1 Month+6.000%, 05/15/2044	120	19
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.653%, 04/15/2041 (B)	464	23
FHLMC CMO, Ser 2016-353, Cl S1, IO
3.545%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	664	116
FHLMC CMO, Ser 2016-4639, Cl HZ
2.750%, 04/15/2053	1,610	1,519
FHLMC CMO, Ser 2016-4640, Cl LD
4.000%, 09/15/2043	2,925	3,031
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,033	1,015
FHLMC CMO, Ser 2017-360, Cl 300
3.000%, 11/15/2047	2,293	2,258
FHLMC CMO, Ser 2017-4700, Cl QJ
4.000%, 07/15/2044	2,375	2,466
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	1,629	1,716
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	7,424	7,322
FHLMC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	432	433
FHLMC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	2,002	2,002
FHLMC CMO, Ser 2018-4786, Cl DP
4.500%, 07/15/2042	1,212	1,260
FHLMC CMO, Ser 2018-4787, Cl AK
3.000%, 05/15/2048	3,276	3,197
FHLMC CMO, Ser 2018-4796, Cl AK
3.000%, 05/15/2048	4,181	4,079
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	2,504	2,435
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	2,995	2,924
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	786	813

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2048-4802, Cl A
3.000%, 06/15/2048	$3,955	$3,868
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.574%, 07/25/2021 (B)	1,283	43
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.492%, 10/25/2021 (B)	269	9
FHLMC Multifamily Structured Pass-Through Certificates, Ser K032, Cl X1, IO
0.104%, 05/25/2023 (B)	33,840	158
FHLMC Multifamily Structured Pass-Through Certificates, Ser K064, Cl X1, IO
0.608%, 03/25/2027 (B)	4,963	209
FHLMC Multifamily Structured Pass-Through Certificates, Ser K158, Cl A3
3.900%, 10/25/2033 (B)	2,000	2,047
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl X1, IO
0.952%, 08/25/2023 (B)	7,587	270
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF52, Cl A
2.767%, VAR LIBOR USD 1 Month+0.420%, 09/25/2028	2,675	2,671
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A2
2.328%, 06/25/2021	170	168
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ17, Cl A2
2.982%, 11/25/2025	250	247
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ21, Cl A2
3.700%, 09/25/2026	2,570	2,666
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q006, Cl APT2
2.483%, 09/25/2026 (B)	4,654	4,874
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	322
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	475	468
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
4.706%, VAR ICE LIBOR USD 1 Month+2.200%, 02/25/2024	347	353
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
5.106%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	176	178

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
3.706%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	$602	$605
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
2.490%, 10/25/2037 (B)	131	137
FHLMC TBA
5.000%, 01/01/2038	600	628
4.500%, 01/12/2036	13,565	14,041
4.000%, 01/15/2041	2,700	2,752
3.500%, 01/01/2026	7,875	7,975
3.000%, 01/15/2043	700	682
FNMA
7.500%, 10/01/2037 to 04/01/2039	168	196
7.000%, 09/01/2026 to 02/01/2039	841	938
6.500%, 05/01/2027 to 05/01/2040	261	286
6.000%, 10/01/2019 to 10/01/2040	2,386	2,590
5.500%, 02/01/2021 to 09/01/2056	1,136	1,217
5.000%, 01/01/2020 to 08/01/2056	26,049	27,590
4.500%, 04/01/2025 to 09/01/2057	73,162	75,916
4.360%, 05/01/2021	933	963
4.350%, 04/01/2021	726	749
4.300%, 04/01/2021	229	236
4.200%, 04/01/2021	649	667
4.000%, 08/01/2020 to 06/01/2057	141,152	144,542
3.694%, 11/25/2017	633	94
3.590%, 12/01/2020	428	434
3.500%, 09/01/2033 to 03/01/2057	75,078	75,641
3.490%, 02/01/2033	1,315	1,289
3.480%, 08/01/2028	2,025	2,037
3.410%, 10/01/2030	809	809
3.390%, 05/01/2030	6,933	6,885
3.340%, 07/01/2030	600	592
3.290%, 10/01/2020 to 09/01/2032	977	963
3.260%, 10/01/2030	709	700
3.240%, 06/01/2029	955	940
3.190%, 05/01/2030	1,272	1,239
3.120%, 06/01/2035	850	792
3.110%, 02/01/2028	465	456
3.080%, 04/01/2030	494	481
3.040%, 04/01/2030	495	479
3.000%, 02/01/2032 to 04/01/2047	28,489	28,082
2.900%, 11/01/2029	500	472
2.820%, 07/01/2027	590	573
2.510%, 08/01/2026	1,289	1,245
2.500%, 10/01/2042	821	778
FNMA ACES, Ser 2012-M14, Cl X2, IO
0.450%, 09/25/2022 (B)	15,624	208
FNMA ACES, Ser 2014-M12, Cl FA
2.601%, VAR LIBOR USD 1 Month+0.300%, 10/25/2021	290	290

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA ACES, Ser 2014-M2, Cl A2
3.513%, 12/25/2023 (B)	$1,733	$1,774
FNMA ACES, Ser 2014-M4, Cl A2
3.346%, 03/25/2024 (B)	2,795	2,850
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (B)	440	428
FNMA ARM
4.015%, VAR 12 Month Treas Avg+1.944%, 11/01/2035	155	158
3.955%, VAR 12 Month Treas Avg+1.917%, 11/01/2035	625	638
3.884%, VAR 12 Month Treas Avg+1.833%, 10/01/2035	639	650
3.855%, VAR ICE LIBOR USD 12 Month+1.620%, 10/01/2048	965	992
3.852%, VAR 12 Month Treas Avg+1.808%, 10/01/2035	107	109
3.751%, VAR ICE LIBOR USD 12 Month+1.620%, 08/01/2048	599	614
3.742%, VAR ICE LIBOR USD 12 Month+1.620%, 07/01/2048	1,114	1,143
3.729%, VAR ICE LIBOR USD 12 Month+1.620%, 08/01/2048	1,211	1,241
3.135%, VAR ICE LIBOR USD 12 Month+1.620%, 03/01/2047	1,356	1,369
2.949%, VAR ICE LIBOR USD 12 Month+1.599%, 08/01/2047	884	887
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	527	41
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	403	78
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	418	93
FNMA CMO, Ser 1998-61, Cl PL
6.000%, 11/25/2028	–	–
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	228	232
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	572	593
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	216	240
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	1,285	264
FNMA CMO, Ser 2006-112, Cl ST, IO
4.194%, VAR LIBOR USD 1 Month+6.700%, 11/25/2036	1,011	77
FNMA CMO, Ser 2008-22, Cl SI, IO
3.924%, VAR LIBOR USD 1 Month+6.430%, 03/25/2037	1,106	19
FNMA CMO, Ser 2009-103, Cl MB
4.292%, 12/25/2039 (B)	53	57
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	1,431	1,287

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2010-150, Cl SK, IO
4.024%, VAR LIBOR USD 1 Month+6.530%, 01/25/2041	$329	$48
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	2,003	2,190
FNMA CMO, Ser 2011-87, Cl SG, IO
4.044%, VAR LIBOR USD 1 Month+6.550%, 04/25/2040	283	34
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	290	13
FNMA CMO, Ser 2011-96, Cl SA, IO
4.044%, VAR LIBOR USD 1 Month+6.550%, 10/25/2041	1,135	169
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	97	8
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	426	33
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	451	46
FNMA CMO, Ser 2012-133, Cl CS, IO
3.644%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	354	59
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	43	46
FNMA CMO, Ser 2012-35, Cl SC, IO
3.994%, VAR LIBOR USD 1 Month+6.500%, 04/25/2042	207	35
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	280	302
FNMA CMO, Ser 2012-70, Cl YS, IO
4.144%, VAR LIBOR USD 1 Month+6.650%, 02/25/2041	77	8
FNMA CMO, Ser 2012-74, Cl SA, IO
4.144%, VAR LIBOR USD 1 Month+6.650%, 03/25/2042	355	43
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (A)	27	25
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (A)	55	48
FNMA CMO, Ser 2013-124, Cl SB, IO
3.444%, VAR LIBOR USD 1 Month+5.950%, 12/25/2043	557	98
FNMA CMO, Ser 2013-126, Cl CS, IO
3.644%, VAR LIBOR USD 1 Month+6.150%, 09/25/2041	477	60
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	423	397
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	6,678
FNMA CMO, Ser 2013-54, Cl BS, IO
3.644%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	225	41

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	$570	$57
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	127	11
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	314	356
FNMA CMO, Ser 2013-9, Cl SA, IO
3.644%, VAR LIBOR USD 1 Month+6.150%, 03/25/2042	437	53
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	2,417	2,629
FNMA CMO, Ser 2014-40, Cl EP
3.500%, 10/25/2042	693	708
FNMA CMO, Ser 2014-47, Cl AI, IO
1.692%, 08/25/2044 (B)	270	14
FNMA CMO, Ser 2015-55, Cl IO, IO
1.342%, 08/25/2055 (B)	679	32
FNMA CMO, Ser 2015-56, Cl AS, IO
3.644%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	69	14
FNMA CMO, Ser 2016-60, Cl QS, IO
3.594%, VAR LIBOR USD 1 Month+6.100%, 09/25/2046	389	53
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	1,262	1,259
FNMA CMO, Ser 2017-76, Cl SB, IO
3.594%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	2,092	360
FNMA CMO, Ser 2018-12, Cl P
3.000%, 03/25/2046	1,417	1,402
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	2,250	2,274
FNMA CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	526	527
FNMA CMO, Ser 2018-15, Cl CA
3.000%, 03/25/2048	506	505
FNMA CMO, Ser 2018-38, Cl LA
3.000%, 06/25/2048	4,149	4,042
FNMA CMO, Ser 2018-4, Cl HC
2.500%, 12/25/2047	1,221	1,179
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	3,954	3,848
FNMA CMO, Ser 2018-45, Cl GA
3.000%, 06/25/2048	8,577	8,347
FNMA CMO, Ser 2018-50, Cl BA
3.000%, 07/25/2048	8,419	8,143
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	2,447	2,480
FNMA CMO, Ser 2018-56, Cl CH
3.000%, 08/25/2048	1,943	1,894
FNMA CMO, Ser 2018-57, Cl PT
3.000%, 08/25/2048	1,688	1,637

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2018-59, Cl DA
3.000%, 08/25/2048	$4,285	$4,155
FNMA CMO, Ser 2018-63, Cl DA
3.500%, 09/25/2048	1,205	1,222
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	732	708
FNMA Interest CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	3,169	3,206
FNMA TBA
5.000%, 01/01/2038	8,325	8,720
4.500%, 01/01/2038	34,345	35,564
4.000%, 11/15/2034	49,895	50,861
3.500%, 01/01/2041	38,715	38,953
3.000%, 01/16/2026 to 01/15/2043	6,450	6,323
FNMA, Ser 141, Cl 1
2.964%, 05/01/2027	1,831	1,813
FNMA, Ser 2014-M8, Cl X2, IO
0.385%, 06/25/2024 (B)	8,110	144
FNMA, Ser 2015-M10, Cl A2
3.092%, 04/25/2027 (B)	544	534
FNMA, Ser M10, Cl A2
3.385%, 07/25/2028 (B)	6,100	6,092
FNMA, Ser M12, Cl A1
3.546%, 02/25/2030	2,481	2,557
FNMA, Ser M13, Cl A1
3.697%, 03/25/2030 (B)	3,476	3,661
FNMA, Ser M2, Cl A2
2.903%, 01/25/2028 (B)	500	482
FREMF Mortgage Trust, Ser 2010-K8, Cl B
5.278%, 09/25/2043 (B)(C)	290	298
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	12,071	67
FREMF Mortgage Trust, Ser 2014-K503, Cl B
3.045%, 10/25/2047 (B)(C)	795	792
GNMA
8.000%, 11/15/2029 to 09/15/2030	47	50
7.500%, 03/15/2029 to 10/15/2037	83	96
7.000%, 09/15/2031	32	37
6.500%, 07/15/2028 to 12/15/2035	1,721	1,903
6.000%, 12/15/2028 to 10/20/2040	2,862	3,096
5.093%, 07/20/2060 (B)	273	279
5.000%, 12/20/2039 to 01/20/2049	49,475	51,623
4.500%, 04/20/2041 to 12/20/2048	17,936	18,609
4.000%, 08/20/2047 to 04/20/2048	8,845	9,068
3.500%, 06/20/2044 to 06/15/2048	36,668	36,950
3.375%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 02/20/2034	218	226
3.000%, 04/15/2045 to 04/20/2048	27,406	27,001

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2007-17, Cl IB, IO
3.780%, VAR LIBOR USD 1 Month+6.250%, 04/20/2037	$561	$64
GNMA CMO, Ser 2007-51, Cl SG, IO
4.110%, VAR LIBOR USD 1 Month+6.580%, 08/20/2037	74	12
GNMA CMO, Ser 2007-78, Cl SA, IO
4.075%, VAR LIBOR USD 1 Month+6.530%, 12/16/2037	650	76
GNMA CMO, Ser 2009-66, Cl XS, IO
4.345%, VAR LIBOR USD 1 Month+6.800%, 07/16/2039	671	80
GNMA CMO, Ser 2010-31, Cl GS, IO
4.030%, VAR LIBOR USD 1 Month+6.500%, 03/20/2039	39	1
GNMA CMO, Ser 2010-4, Cl NS, IO
3.935%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	5,101	802
GNMA CMO, Ser 2010-85, Cl HS, IO
4.180%, VAR LIBOR USD 1 Month+6.650%, 01/20/2040	58	5
GNMA CMO, Ser 2010-H11, Cl FA
3.322%, VAR ICE LIBOR USD 1 Month+1.000%, 06/20/2060	457	464
GNMA CMO, Ser 2010-H27, Cl FA
2.694%, VAR ICE LIBOR USD 1 Month+0.380%, 12/20/2060	1,248	1,247
GNMA CMO, Ser 2010-H28, Cl FE
2.714%, VAR ICE LIBOR USD 1 Month+0.400%, 12/20/2060	611	611
GNMA CMO, Ser 2011-H08, Cl FG
2.794%, VAR ICE LIBOR USD 1 Month+0.480%, 03/20/2061	723	724
GNMA CMO, Ser 2011-H08, Cl FD
2.814%, VAR ICE LIBOR USD 1 Month+0.500%, 02/20/2061	309	310
GNMA CMO, Ser 2011-H09, Cl AF
2.814%, VAR ICE LIBOR USD 1 Month+0.500%, 03/20/2061	524	525
GNMA CMO, Ser 2012-141, Cl WA
4.531%, 11/16/2041 (B)	385	411
GNMA CMO, Ser 2012-34, Cl SA, IO
3.580%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	568	79
GNMA CMO, Ser 2012-43, Cl SN, IO
4.145%, VAR LIBOR USD 1 Month+6.600%, 04/16/2042	104	21
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	452	34
GNMA CMO, Ser 2012-98, Cl SA, IO
3.645%, VAR LIBOR USD 1 Month+6.100%, 08/16/2042	270	42

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-H25, Cl FA
3.014%, VAR ICE LIBOR USD 1 Month+0.700%, 12/20/2061	$250	$250
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.740%, VAR ICE LIBOR USD 1 Month+0.000%, 10/20/2062	1,607	84
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043	291	42
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	490	85
GNMA CMO, Ser 2014-117, Cl SJ, IO
3.130%, VAR LIBOR USD 1 Month+5.600%, 08/20/2044	174	21
GNMA CMO, Ser 2014-5, Cl SP, IO
3.695%, VAR LIBOR USD 1 Month+6.150%, 06/16/2043	377	41
GNMA CMO, Ser 2014-H10, Cl TA
2.914%, VAR ICE LIBOR USD 1 Month+0.600%, 04/20/2064	602	607
GNMA CMO, Ser 2015-H10, Cl FC
2.794%, VAR ICE LIBOR USD 1 Month+0.480%, 04/20/2065	391	392
GNMA CMO, Ser 2015-H18, Cl FA
2.764%, VAR ICE LIBOR USD 1 Month+0.450%, 06/20/2065	279	280
GNMA CMO, Ser 2015-H20, Cl FA
2.784%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	283	284
GNMA CMO, Ser 2016-135, Cl SB, IO
3.645%, VAR LIBOR USD 1 Month+6.100%, 10/16/2046	337	87
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	1,810	1,778
GNMA CMO, Ser 2017-H15, Cl KI, IO
2.223%, VAR ICE LIBOR USD 12 Month+0.000%, 07/20/2067	893	125
GNMA CMO, Ser 2017-H18, Cl BI, IO
1.577%, VAR ICE LIBOR USD 12 Month+0.000%, 09/20/2067	5,712	526
GNMA CMO, Ser 2017-H20, Cl IB, IO
1.999%, VAR ICE LIBOR USD 12 Month+0.000%, 10/20/2067	397	46
GNMA CMO, Ser 2017-H22, Cl IC, IO
2.012%, VAR ICE LIBOR USD 12 Month+0.000%, 11/20/2067	184	22
GNMA CMO, Ser 2018-H06, Cl PF
2.614%, VAR ICE LIBOR USD 1 Month+0.300%, 02/20/2068	648	647
GNMA CMO, Ser 2018-H07, Cl FD
2.614%, VAR ICE LIBOR USD 1 Month+0.300%, 05/20/2068	1,140	1,137

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2018-H13, Cl DF
2.850%, VAR ICE LIBOR USD 12 Month+0.020%, 07/20/2068	$3,749	$3,724
GNMA TBA
5.000%, 01/01/2040 to 02/01/2040	43,045	44,776
4.500%, 01/15/2040	36,170	37,427
4.000%, 01/01/2040	1,850	1,894
3.500%, 01/15/2041	100	101
GNMA, Ser 2012-112, Cl IO, IO
0.277%, 02/16/2053 (B)	956	19
GNMA, Ser 2012-152, Cl IO, IO
0.781%, 01/16/2054 (B)	7,404	378
GNMA, Ser 2012-27, Cl IO, IO
0.958%, 04/16/2053 (B)	1,359	40
GNMA, Ser 2013-145, Cl IO, IO
1.067%, 09/16/2044 (B)	1,152	56
GNMA, Ser 2013-96, Cl IO, IO
0.521%, 10/16/2054 (B)	1,899	53
GNMA, Ser 2014-47, Cl IA, IO
0.253%, 02/16/2048 (B)	270	6
GNMA, Ser 2014-50, Cl IO, IO
0.841%, 09/16/2055 (B)	702	37
GNMA, Ser 2014-92, Cl IX, IO
0.650%, 05/16/2054 (B)	5,975	169
GNMA, Ser 2015-5, Cl IK, IO
0.668%, 11/16/2054 (B)	6,184	248
GNMA, Ser 98, Cl A
3.000%, 10/16/2050	109	107
GNMA, Ser 99, Cl A
3.200%, 01/16/2052	169	168

		1,217,410

Non-Agency Mortgage-Backed Obligations – 5.8%
1211 Avenue of the Americas Trust, Ser 2015- 1211, Cl A1A2
3.901%, 08/10/2035 (C)	805	821
A10 Term Asset Financing, Ser 1A, Cl A1FX
2.340%, 03/15/2036 (C)	164	163
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
3.326%, 02/25/2035 (B)	587	566
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
2.646%, VAR ICE LIBOR USD 1 Month+0.140%, 03/25/2037	1,589	1,458
Alternative Loan Trust, Ser 2006-18CB, Cl A6
18.575%, VAR ICE LIBOR USD 1 Month+28.600%, 07/25/2036	251	359
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
4.796%, VAR ICE LIBOR USD 6 Month+2.000%, 02/25/2045	313	316

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
4.886%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/2045	$2,154	$2,195
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
4.635%, VAR ICE LIBOR USD 6 Month+1.750%, 11/25/2045	1,253	922
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
2.906%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2046	4,545	4,312
AOA Mortgage Trust, Ser 2015-1177, Cl A
2.957%, 12/13/2029 (C)	930	926
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038 (B)(C)	1,790	1,859
BAMLL Re-REMIC Trust, Ser 2016-GG10, Cl AJA
5.780%, 08/10/2045 (B)(C)	1,812	1,319
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
4.965%, 12/20/2034 (B)	16	16
Banc of America Funding Trust, Ser 2006-G, Cl 2A4
2.760%, VAR ICE LIBOR USD 1 Month+0.290%, 07/20/2036	815	810
BANK, Ser 2017-BNK5, Cl A3
3.020%, 06/15/2060	500	489
BBCMS Trust, Ser CBM, Cl A
3.455%, VAR LIBOR USD 1 Month+1.000%, 07/15/2037 (C)	375	373
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (C)	600	600
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	150	148
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)(C)	59	60
BCAP Trust, Ser 2015-RR2, Cl 21A1
2.715%, 03/28/2037 (B)(C)	929	898
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.882%, 05/25/2034 (B)	12	12
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.382%, 05/25/2034 (B)	77	71
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
3.146%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2034	52	51
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
4.725%, 10/25/2033 (B)	485	488

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (B)	$1,057	$1,044
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
5.144%, VAR ICE LIBOR USD 1 Month+7.650%, 11/25/2035	3,692	958
Bear Stearns Commercial Mortgage Securities Trust, Ser PWR5, Cl G
5.853%, 07/11/2042 (B)(C)	1,600	1,609
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.338%, 06/11/2041 (B)(C)	22	–
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
2.646%, VAR ICE LIBOR USD 1 Month+0.140%, 03/25/2037	5,141	4,917
Benchmark Mortgage Trust, Ser 2018-B1, Cl ASB
3.602%, 01/15/2051 (B)	349	351
Benchmark Mortgage Trust, Ser B8, Cl A5
4.232%, 01/15/2052	595	619
BX Commercial Mortgage Trust, Ser IND, Cl H
5.455%, VAR LIBOR USD 1 Month+3.000%, 11/15/2035 (C)	5,851	5,789
BX Trust, Ser 2017-APPL, Cl A
3.335%, VAR LIBOR USD 1 Month+0.880%, 07/15/2034 (C)	528	524
BX Trust, Ser 2017-IMC, Cl A
3.505%, VAR LIBOR USD 1 Month+1.050%, 10/15/2032 (C)	920	910
CD Commercial Mortgage Trust, Ser 2007- CD4, Cl AJ
5.398%, 12/11/2049 (B)	6	4
CD Commercial Mortgage Trust, Ser 2016- CD1, Cl A1
1.443%, 08/10/2049	224	219
CD Commercial Mortgage Trust, Ser 2016- CD1, Cl ASB
2.622%, 08/10/2049	1,054	1,026
CD Commercial Mortgage Trust, Ser 2017- CD3, Cl A4
3.631%, 02/10/2050	310	310
CD Commercial Mortgage Trust, Ser 2017- CD4, Cl ASB
3.317%, 05/10/2050	474	476
CD Commercial Mortgage Trust, Ser 2017- CD5, Cl XA, IO
0.911%, 08/15/2050 (B)	8,689	479
CD Commercial Mortgage Trust, Ser 2017- CD6, Cl ASB
3.332%, 11/13/2050	1,156	1,145

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CD Commerical Mortgage Trust, Ser CD7, Cl A4
4.279%, 08/15/2051	$161	$168
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2048	343	338
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl ASB
3.091%, 05/10/2058	615	611
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	605	591
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A3
3.839%, 12/10/2054	467	471
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A2
3.585%, 12/10/2054	622	617
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	366
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	300	294
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	494	496
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (C)	660	667
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
4.276%, 02/25/2037 (B)	16	15
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
4.454%, 02/25/2037 (B)	24	25
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
4.256%, 07/25/2037 (B)	31	31
CHT Mortgage Trust, Ser 2017-CSMO, Cl A
3.385%, VAR LIBOR USD 1 Month+0.930%, 11/15/2036 (C)	790	780
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	1,205	1,203
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl AS
3.457%, 04/10/2048	289	287
Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl A4
3.778%, 09/10/2058	30	31

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AS
4.032%, 12/10/2049 (B)	$1,288	$1,315
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
4.740%, 09/25/2033 (B)	18	18
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (B)(C)	407	–
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.752%, 12/11/2049 (B)(C)	37	–
CityLine Commercial Mortgage Trust, Ser 2016-CLNE, Cl A
2.778%, 11/10/2031 (B)(C)	720	705
Cold Storage Trust, Ser 2017-ICE3, Cl B
3.705%, VAR LIBOR USD 1 Month+1.250%, 04/15/2036 (C)	1,740	1,706
Cold Storage Trust, Ser 2017-ICE3, Cl A
3.455%, VAR LIBOR USD 1 Month+1.000%, 04/15/2036 (C)	1,050	1,031
COMM Mortgage Trust, Ser 2010-C1, Cl XWB, IO
0.785%, 07/10/2046 (B)(C)	13,060	163
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	116	112
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	77	77
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	835	877
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	16	16
COMM Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 08/10/2050	9	9
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	120	124
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	130	134
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.085%, 10/10/2046 (B)	70	71
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	502	518
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046 (C)	299	297
COMM Mortgage Trust, Ser 2014-CR18, Cl XA, IO
1.147%, 07/15/2047 (B)	3,451	125
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	373	382
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.233%, 03/10/2047 (B)	1,983	94

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2014-UBS4, Cl AM
3.968%, 08/10/2047	$661	$668
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	294	298
COMM Mortgage Trust, Ser 2014-UBS6, Cl A5
3.644%, 12/10/2047	903	913
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	696	690
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.180%, 02/10/2048 (B)	6,128	338
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	960	954
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	480	475
COMM Mortgage Trust, Ser 2016-GCT, Cl A
2.681%, 08/10/2029 (C)	370	365
COMM Mortgage Trust, Ser 2016-SAVA, Cl A
4.069%, VAR LIBOR USD 1 Month+1.720%, 10/15/2034 (C)	828	827
COMM Mortgage Trust, Ser 2016-SAVA, Cl C
5.349%, VAR LIBOR USD 1 Month+3.000%, 10/15/2034 (C)	130	130
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (C)	410	403
COMM Mortgage Trust, Ser 2018-COR3, Cl A3
4.228%, 05/10/2051	490	506
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	489	481
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	590	581
Commercial Mortgage Pass-Through Certificates, Ser CR14, Cl B
4.645%, 02/10/2047 (B)	850	878
Core Industrial Trust, Ser 2015-CALW, Cl A
3.040%, 02/10/2034 (C)	1,119	1,116
Credit Suisse Commercial Mortgage Trust, Ser 2006-C3, Cl AJ
6.482%, 06/15/2038 (B)	43	23
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.373%, 12/15/2039	244	162
Credit Suisse Commercial Mortgage Trust, Ser 2007-C5, Cl AM
5.869%, 09/15/2040 (B)	105	102
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	49	49

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033		$51	$55
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
4.512%, 10/25/2033 (B)		952	945
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A1
3.238%, 03/12/2020	GBP	1,072	1,332
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A2
4.504%, 03/12/2020		377	468
Credit Suisse Mortgage Trust, Ser 2016- NXSR, Cl A4
3.795%, 12/15/2049 (B)		$1,228	1,236
CSAIL Commercial Mortgage Trust, Ser 2014-C3, Cl A4
3.718%, 08/15/2048		651	657
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048		490	488
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048		1,046	1,060
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048		202	204
CSMC Trust, Ser 2017-CHOP, Cl G
8.075%, VAR LIBOR USD 1 Month+5.620%, 07/15/2032 (C)		1,000	982
CSMC Trust, Ser 2017-PFHP, Cl A
3.405%, VAR LIBOR USD 1 Month+0.950%, 12/15/2030 (C)		1,190	1,185
CSMC Trust, Ser 2017-RPL3, Cl A1
4.000%, 08/01/2057 (B)(C)		1,152	1,153
CSMC, Ser 2009-2R, Cl 1A16
4.607%, 09/26/2034 (B)(C)		469	472
CSMC, Ser 2009-2R, Cl 1A14
4.607%, 09/26/2034 (B)(C)		503	508
CSMC, Ser 2014-11R, Cl 9A2
2.455%, VAR ICE LIBOR USD 1 Month+0.140%, 10/27/2036 (C)		2,620	2,030
CSMC, Ser 2014-7R, Cl 8A1
3.756%, 07/27/2037 (B)(C)		399	397
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (C)		730	738
CSMC, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (C)		290	260
CSMC, Ser 2015-4R, Cl 3A1
2.625%, VAR ICE LIBOR USD 1 Month+0.310%, 10/27/2036 (C)		129	115
CSMC, Ser 2015-5R, Cl 1A1
2.873%, 09/27/2046 (B)(C)		541	535

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (B)(C)	$8,796	$8,489
DBCCRE Mortgage Trust, Ser 2018-ARCP, Cl C
4.935%, 01/10/2034 (B)(C)	215	216
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050	281	275
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (C)	100	103
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
3.270%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	720	672
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (B)(C)	859	845
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
4.156%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	190	192
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
7.156%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	360	405
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (B)(C)	3,660	3,584
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
5.506%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2024	4,210	4,427
GRACE Mortgage Trust, Ser 2014-GRCE, Cl A
3.369%, 06/10/2028 (C)	1,750	1,755
GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (C)	750	765
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	96	95
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032 (C)	1,310	1,315
GS Mortgage Securities II, Ser GC30, Cl B
4.013%, 05/10/2050 (B)	480	480
GS Mortgage Securities II, Ser GS10, Cl A5
4.155%, 07/10/2051 (B)	1,000	1,032
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	261	224
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.871%, 11/10/2039 (B)(C)	307	2
GS Mortgage Securities Trust, Ser 2007-GG10, Cl AM
5.780%, 08/10/2045 (B)	82	83

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2012-GC6, Cl A3
3.482%, 01/10/2045	$435	$440
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	76	76
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (B)	270	286
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/2047	425	432
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047 (B)	680	679
GS Mortgage Securities Trust, Ser 2015-GC34, Cl A4
3.506%, 10/10/2048	2,339	2,332
GS Mortgage Securities Trust, Ser 2016-GS3, Cl A4
2.850%, 10/10/2049	413	392
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	619	604
GS Mortgage Securities Trust, Ser 2018-SRP5
3.281%, 06/09/2021	2,900	2,902
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (C)	5,346	5,365
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (B)(C)	18	18
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.322%, 10/25/2033 (B)	251	258
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	22	22
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	9	10
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
4.578%, 05/19/2034 (B)	1,030	1,050
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
2.665%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	29	28
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	2,051	2,198
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.891%, 01/15/2047 (B)	130	135

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C18, Cl A2
2.879%, 02/15/2047	$6	$6
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.558%, 09/15/2047 (B)	120	117
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	541	547
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	379	376
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	2,581	2,509
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	187	187
JPMDB Commercial Mortgage Securities Trust, Ser 2018-C8, Cl ASB
4.145%, 06/15/2051	575	596
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.186%, 06/12/2043 (B)	1,008	1
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
2.610%, VAR LIBOR USD 1 Month+0.155%, 05/15/2047	34	34
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl AJ
5.502%, 06/12/2047 (B)	1,235	1,010
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AJ
5.818%, 02/12/2049 (B)	222	164
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AJ
6.206%, 02/15/2051 (B)	4	4
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl B
5.406%, 08/15/2046 (B)(C)	296	308
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Cl A4
3.483%, 06/15/2045	785	787
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-HSBC, Cl A
3.093%, 07/05/2032 (C)	716	713
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	337	336
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.571%, 07/15/2047 (B)	380	376

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	$412	$411
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 01/15/2049	576	584
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	511	501
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
2.713%, 08/15/2049	600	581
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	1,373	1,377
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	529	523
JPMorgan Chase Commercial Mortgage Securities Trust, Ser WPT, Cl AFX
4.248%, 07/05/2033	160	166
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
4.479%, 08/25/2034 (B)	86	87
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.609%, 11/25/2033 (B)	40	41
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
3.161%, 05/25/2045 (B)(C)	198	197
JPMorgan Mortgage Trust, Ser 2016-5, Cl A1
2.649%, 12/25/2046 (B)(C)	1,437	1,418
JPMorgan Mortgage Trust, Ser 2017-5, Cl A1
3.176%, 10/26/2048 (B)(C)	3,636	3,618
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (B)(C)	4,582	4,513
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (B)(C)	1,793	1,757
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (B)(C)	6,061	5,943
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.381%, 02/15/2041 (B)(C)	323	–
Lehman XS Trust, Ser 2007-16N, Cl 2A2
3.356%, VAR ICE LIBOR USD 1 Month+0.850%, 09/25/2047	5,345	5,056
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (C)	1,160	1,157
LMREC, Ser CRE2, Cl A
4.204%, VAR LIBOR USD 1 Month+1.700%, 11/24/2031 (C)	634	634
Lone Star Portfolio Trust, Ser 2015-LSP, Cl E
8.305%, VAR LIBOR USD 1 Month+5.850%, 09/15/2028 (C)	589	592

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust, Ser 2015- 3, Cl A2
2.729%, 04/20/2048 (B)(C)	$783	$775
Madison Avenue Trust, Ser 2013-650M, Cl A
3.843%, 10/12/2032 (C)	245	248
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (A)(C)	5	4
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,422	1,311
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
4.428%, 07/25/2033 (B)	18	17
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
3.875%, 02/25/2034 (B)	43	43
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.604%, 12/12/2049 (B)(C)	49	–
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJFL
5.450%, 08/12/2048 (B)(C)	30	22
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048 (B)	232	168
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.086%, 09/12/2049 (B)	585	447
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	390	393
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	80
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	138	136
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	852	857
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	155	157
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, Cl A4
3.544%, 01/15/2049	317	316
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Cl A4
2.600%, 09/15/2049	927	867
Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl AJ
5.399%, 12/15/2043	253	191

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl X, IO
0.333%, 02/12/2044 (B)(C)	$98	$1
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.153%, 12/12/2049 (B)	769	582
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl AJ
5.947%, 06/11/2042 (B)	1,738	1,854
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/2029 (C)	590	592
Morgan Stanley Capital I Trust, Ser 2014-MP, Cl A
3.469%, 08/11/2033 (C)	440	445
Morgan Stanley Capital I Trust, Ser 2015-420, Cl A
3.727%, 10/12/2050 (C)	440	444
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.095%, 11/15/2049 (B)	3,437	202
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl A1
1.445%, 08/15/2049	574	563
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl ASB
2.606%, 08/15/2049	468	454
Morgan Stanley Capital I Trust, Ser 2016-UBS9, Cl A1
1.711%, 03/15/2049	339	333
Morgan Stanley Capital I Trust, Ser 2017-ASHF, Cl A
3.305%, VAR LIBOR USD 1 Month+0.850%, 11/15/2034 (C)	40	40
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035 (B)(C)	250	242
MSCG Trust, Ser 2016-SNR, Cl C
5.205%, 11/15/2034 (C)	255	252
NCUA Guaranteed Notes Trust CMO, Ser 2010-R3, Cl 3A
2.400%, 12/08/2020	113	112
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057 (B)(C)	1,499	1,509
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	106	107
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	87	88
OBX Trust, Ser 2018-1, Cl A2
3.156%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (C)	631	626

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	$21	$22
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (A)	6	5
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	1,161	926
Radnor RE, Ser 2018-1, Cl M2
5.206%, VAR ICE LIBOR USD 1 Month+2.700%, 03/25/2028 (C)	7,270	7,262
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	248	257
RBSCF Trust, Ser 2013-GSP, Cl A
3.834%, 01/13/2032 (B)(C)	920	944
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.382%, 12/25/2034 (B)	433	432
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A
3.405%, VAR LIBOR USD 1 Month+0.950%, 06/15/2033 (C)	330	329
Seasoned Credit Risk Transfer Trust, Ser 2016-1, Cl M2
3.750%, 09/25/2055 (B)(C)	2,960	2,570
Seasoned Loans Structured Transaction, Ser 2018-2, Cl A1
3.500%, 11/25/2028	2,676	2,626
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043 (B)(C)	390	361
Silverstone Master Issuer, Ser 2018-1A, Cl 1A
2.859%, VAR ICE LIBOR USD 3 Month+0.390%, 01/21/2070 (C)	288	287
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
2.696%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/2047	5,723	5,459
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
4.499%, 07/25/2033 (B)	82	82
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
4.423%, 12/25/2033 (B)	22	22
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	86	87
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2005-17, Cl 5A1
5.500%, 10/25/2035	594	454
Structured TCW Note, Ser TCW-1153
3.260%, 01/25/2026	5,990	6,048

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Funding, Ser 2016-V1A, Cl A1
2.089%, VAR ICE LIBOR GBP 3 Month+1.200%, 02/20/2054 (C)	GBP	614	$784
UBS Commercial Mortgage Trust, Ser 2017-C7, Cl A4
3.679%, 12/15/2050		$113	113
UBS Commercial Mortgage Trust, Ser 2018-C10, Cl A4
4.313%, 05/15/2051		425	444
UBS Commercial Mortgage Trust, Ser 2018-C13, Cl A4
4.334%, 10/15/2051		593	620
UBS Commercial Mortgage Trust, Ser 2018-C9, Cl A4
4.117%, 03/15/2051 (B)		925	952
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063		752	760
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.481%, 12/10/2045 (B)(C)		670	624
VNDO Mortgage Trust, Ser 2012-6AVE, Cl C
3.337%, 11/15/2030 (B)(C)		200	198
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)		1,210	1,199
VNO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (C)		1,335	1,347
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.487%, 10/25/2033 (B)		57	58
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
4.145%, 08/25/2033 (B)		28	28
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.331%, 09/25/2033 (B)		50	51
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
10.570%, VAR ICE LIBOR USD 1 Month+17.463%, 06/25/2033		7	8
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033		120	121
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
3.958%, 06/25/2034 (B)		35	36
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034		113	120

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
3.286%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2045	$473	$492
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
2.766%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	5,057	5,005
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
2.857%, VAR 12 Month Treas Avg+0.700%, 02/25/2047	2,048	1,912
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
2.857%, VAR 12 Month Treas Avg+0.700%, 01/25/2047	1,262	1,022
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/14/2022 (B)(C)	565	568
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl C
4.693%, 10/15/2045 (B)	780	806
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS
3.539%, 10/15/2045	1,400	1,408
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.287%, 07/15/2046 (B)	20	20
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5
3.405%, 12/15/2047	570	571
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl A4
3.065%, 11/15/2059	530	512
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.485%, 11/15/2059 (B)	5,625	419
Wells Fargo Commercial Mortgage Trust, Ser 2016-C37, Cl A5
3.794%, 12/15/2049	550	558
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC24, Cl A4
2.942%, 10/15/2049	750	715
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR7, Cl B1
4.368%, 05/25/2035 (B)	2,260	2,270
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
4.482%, 12/25/2034 (B)	35	35
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
4.422%, 06/25/2034 (B)	410	417

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
4.766%, 07/25/2034 (B)	$57	$59
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
4.425%, 06/25/2035 (B)	39	40
Wells Fargo Mortgage-Backed Securities Trust, Ser 2015-5R, Cl 2A1
4.141%, 03/26/2035 (B)(C)	302	311
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl XA, IO
1.329%, 03/15/2044 (B)(C)	5,849	147
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A3
4.394%, 06/15/2044 (C)	140	140
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.405%, 06/15/2045 (B)(C)	648	24
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.202%, 05/15/2045 (B)(C)	903	39
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (B)	110	114
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl XA, IO
1.043%, 01/15/2024	2,861	107
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (B)	300	301

		226,695

Total Mortgage-Backed Securities (Cost $1,467,095) ($ Thousands)		1,444,105

CORPORATE OBLIGATIONS – 31.0%

Communication Services – 2.4%
21st Century Fox America
6.900%, 08/15/2039	10	13
6.750%, 01/09/2038	20	27
6.650%, 11/15/2037	235	309
6.200%, 12/15/2034 (D)	65	79
6.150%, 03/01/2037	1,120	1,374
6.150%, 02/15/2041	15	19
4.950%, 10/15/2045	430	471
America Movil
5.000%, 10/16/2019	1,050	1,064
5.000%, 03/30/2020	750	763
AT&T
6.000%, 08/15/2040	1,770	1,788
5.450%, 03/01/2047 (D)	428	418

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 03/01/2037	$3,049	$2,995
5.150%, 03/15/2042 (D)	25	23
5.150%, 02/15/2050	1,125	1,042
4.800%, 06/15/2044	2,870	2,572
4.750%, 05/15/2046	1,611	1,430
4.500%, 03/09/2048	608	520
4.350%, 06/15/2045	1,225	1,035
4.300%, 02/15/2030	1,210	1,144
4.100%, 02/15/2028	882	848
3.950%, 01/15/2025	670	655
3.875%, 08/15/2021	70	71
3.400%, 05/15/2025 (D)	3,866	3,641
3.000%, 06/30/2022	180	176
CBS
3.700%, 08/15/2024	810	787
3.700%, 06/01/2028 (C)	300	278
3.375%, 02/15/2028	700	635
CCO Holdings
5.250%, 09/30/2022	50	49
5.000%, 02/01/2028 (C)(D)	280	258
Charter Communications Operating
6.834%, 10/23/2055	70	71
6.484%, 10/23/2045	660	678
6.384%, 10/23/2035	850	872
5.750%, 04/01/2048 (D)	1,152	1,079
5.375%, 04/01/2038	1,032	961
5.375%, 05/01/2047 (D)	381	345
4.908%, 07/23/2025	2,710	2,695
4.500%, 02/01/2024	750	749
4.464%, 07/23/2022	347	350
4.200%, 03/15/2028	973	917
3.750%, 02/15/2028	1,795	1,624
3.579%, 07/23/2020	400	400
Comcast
7.050%, 03/15/2033	90	112
6.500%, 11/15/2035	480	575
4.950%, 10/15/2058	792	805
4.700%, 10/15/2048 (D)	110	111
4.600%, 10/15/2038	4,428	4,471
4.400%, 08/15/2035	1,770	1,712
4.250%, 10/15/2030	700	708
4.200%, 08/15/2034	220	212
4.150%, 10/15/2028	3,028	3,075
4.000%, 03/01/2048	538	490
3.999%, 11/01/2049 (D)	199	178
3.969%, 11/01/2047	78	70
3.950%, 10/15/2025	988	1,000
3.900%, 03/01/2038	540	500
3.700%, 04/15/2024	1,401	1,410
3.450%, 10/01/2021	1,616	1,632
3.300%, 10/01/2020	2,011	2,019
3.150%, 03/01/2026	160	153

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.038%, VAR ICE LIBOR USD 3 Month+0.630%, 04/15/2024	$870	$850
2.350%, 01/15/2027	1,205	1,077
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	219
Comcast Cable Holdings
10.125%, 04/15/2022	45	54
Discovery Communications
6.350%, 06/01/2040	940	985
NBCUniversal Enterprise
1.974%, 04/15/2019 (C)	200	199
NBCUniversal Media
5.950%, 04/01/2041	470	539
4.375%, 04/01/2021	270	277
Sprint
8.750%, 03/15/2032	190	200
7.875%, 09/15/2023	340	349
7.625%, 02/15/2025	20	20
7.250%, 09/15/2021	40	41
Sprint Spectrum
4.738%, 03/20/2025 (C)	4,010	3,935
3.360%, 09/20/2021 (C)	3,520	3,476
Telecom Italia
5.303%, 05/30/2024 (C)(D)	400	380
Telefonica Emisiones
5.877%, 07/15/2019	90	91
5.462%, 02/16/2021	23	24
5.213%, 03/08/2047 (D)	415	380
5.134%, 04/27/2020	662	676
4.103%, 03/08/2027 (D)	630	605
UPCB Finance IV
5.375%, 01/15/2025 (C)	400	374
Verizon Communications
5.500%, 03/16/2047 (D)	583	620
5.250%, 03/16/2037	1,930	2,010
4.862%, 08/21/2046	290	285
4.672%, 03/15/2055	741	680
4.522%, 09/15/2048	1,245	1,167
4.500%, 08/10/2033	1,225	1,209
4.400%, 11/01/2034 (D)	2,528	2,436
4.329%, 09/21/2028	1,874	1,882
4.272%, 01/15/2036	1,937	1,809
4.150%, 03/15/2024	354	362
4.125%, 03/16/2027	60	60
4.125%, 08/15/2046	1,094	965
3.850%, 11/01/2042	880	759
3.500%, 11/01/2024	820	809
3.376%, 02/15/2025	218	212
2.625%, 08/15/2026 (D)	1,000	907
Viacom
4.250%, 09/01/2023	1,380	1,375
3.875%, 04/01/2024 (D)	130	127

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vodafone Group
5.250%, 05/30/2048 (D)	$2,140	$2,009
4.375%, 05/30/2028 (D)	3,155	3,061
3.750%, 01/16/2024	684	674
Walt Disney MTN
4.125%, 06/01/2044	180	178

		92,805

Consumer Discretionary – 1.5%
1011778 BC ULC / New Red Finance
5.000%, 10/15/2025 (C)	180	166
Altice France
7.375%, 05/01/2026 (C)	820	752
Amazon.com
5.200%, 12/03/2025	570	626
4.950%, 12/05/2044	500	554
4.050%, 08/22/2047	380	371
3.875%, 08/22/2037	300	290
3.150%, 08/22/2027	680	657
2.800%, 08/22/2024	1,577	1,533
AutoZone
3.750%, 06/01/2027	945	907
BMW US Capital
3.450%, 04/12/2023 (C)	700	695
3.100%, 04/12/2021 (C)	780	773
2.150%, 04/06/2020 (C)	325	321
1.850%, 09/15/2021 (C)(D)	100	96
CCO Holdings
5.125%, 05/01/2027 (C)	740	689
Cox Communications
3.250%, 12/15/2022 (C)	540	528
Daimler Finance North America
3.350%, 05/04/2021 (C)(D)	1,415	1,411
2.300%, 01/06/2020 (C)	1,520	1,503
DISH DBS
7.750%, 07/01/2026	130	108
5.875%, 11/15/2024 (D)	700	563
ERAC USA Finance
4.500%, 02/15/2045 (C)	64	60
Fiat Chrysler Automobiles
4.500%, 04/15/2020	200	200
Ford Motor
5.291%, 12/08/2046	449	369
Ford Motor Credit
8.125%, 01/15/2020	1,450	1,505
5.875%, 08/02/2021	580	595
4.250%, 09/20/2022	1,000	959
4.140%, 02/15/2023	207	197
3.815%, 11/02/2027 (D)	707	596
3.813%, 10/12/2021	640	621
3.810%, 01/09/2024	695	641
3.339%, 03/28/2022	1,035	977

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.305%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	$1,040	$998
2.597%, 11/04/2019	1,475	1,459
2.375%, 03/12/2019	200	200
2.343%, 11/02/2020 (D)	2,770	2,665
General Motors
6.600%, 04/01/2036	670	652
6.250%, 10/02/2043 (D)	260	244
5.950%, 04/01/2049	1,122	1,012
5.150%, 04/01/2038 (D)	581	496
5.000%, 10/01/2028	181	171
4.875%, 10/02/2023 (D)	1,995	2,000
3.389%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020	1,000	990
General Motors Financial
4.375%, 09/25/2021	180	180
4.350%, 01/17/2027	110	101
4.250%, 05/15/2023	110	107
4.150%, 06/19/2023 (D)	83	81
3.450%, 04/10/2022	120	116
3.200%, 07/13/2020	118	117
2.450%, 11/06/2020	210	204
2.400%, 05/09/2019	530	528
Hanesbrands
4.875%, 05/15/2026 (C)(D)	210	189
4.625%, 05/15/2024 (C)(D)	30	28
Hilton Domestic Operating
5.125%, 05/01/2026 (C)	100	96
Hilton Worldwide Finance
4.875%, 04/01/2027	370	347
4.625%, 04/01/2025	20	19
Home Depot
4.250%, 04/01/2046	48	48
3.900%, 12/06/2028	645	661
3.750%, 02/15/2024 (D)	66	67
Kohl’s
5.550%, 07/17/2045	910	851
Lennar
5.000%, 06/15/2027	30	27
4.750%, 11/29/2027	460	415
4.500%, 04/30/2024	170	161
McDonald’s MTN
4.875%, 12/09/2045	260	262
4.450%, 03/01/2047	880	841
4.450%, 09/01/2048	72	68
3.800%, 04/01/2028	1,185	1,163
3.700%, 01/30/2026	140	137
3.500%, 03/01/2027 (D)	570	554
3.350%, 04/01/2023	1,075	1,070
Myriad International Holdings BV
4.850%, 07/06/2027 (C)	550	527

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NCL
4.750%, 12/15/2021 (C)(D)	$32	$32
Newell Brands
4.200%, 04/01/2026 (D)	360	352
3.850%, 04/01/2023	420	414
2.600%, 03/29/2019	1,250	1,248
NVR
3.950%, 09/15/2022	700	688
QVC
5.950%, 03/15/2043	30	27
4.375%, 03/15/2023	710	681
Sands China
5.125%, 08/08/2025 (C)	650	643
4.600%, 08/08/2023 (C)	200	199
Sky PLC
3.750%, 09/16/2024 (C)	1,090	1,086
Starbucks
4.000%, 11/15/2028	824	817
3.800%, 08/15/2025	1,952	1,931
Time Warner Cable
8.250%, 04/01/2019	2,465	2,493
7.300%, 07/01/2038	530	575
6.550%, 05/01/2037	390	400
5.875%, 11/15/2040	130	124
5.500%, 09/01/2041	1,044	951
5.000%, 02/01/2020	320	324
Time Warner Entertainment
8.375%, 07/15/2033	270	329
TJX
2.250%, 09/15/2026	120	109
Toll Brothers Finance
4.375%, 04/15/2023 (D)	120	112
Toyota Motor Credit MTN
2.600%, 01/11/2022	1,405	1,383
2.100%, 01/17/2019	174	174
VOC Escrow
5.000%, 02/15/2028 (C)	380	351
Volkswagen Group of America Finance
4.750%, 11/13/2028 (C)	1,307	1,266
Warner Media
5.375%, 10/15/2041	585	564
5.350%, 12/15/2043	218	210
4.750%, 03/29/2021	730	748
3.800%, 02/15/2027	1,506	1,413
3.550%, 06/01/2024	1,750	1,688

		60,447

Consumer Staples – 2.5%
Alimentation Couche-Tard
4.500%, 07/26/2047 (C)	63	58
3.550%, 07/26/2027 (C)	650	607
2.350%, 12/13/2019 (C)	1,600	1,585

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Altria Group
9.250%, 08/06/2019	$2,370	$2,450
5.375%, 01/31/2044	800	746
4.750%, 05/05/2021	200	204
2.850%, 08/09/2022 (D)	190	182
Anheuser-Busch
4.900%, 02/01/2046 (C)	4,275	3,965
3.650%, 02/01/2026 (C)	1,810	1,711
Anheuser-Busch InBev Finance
3.300%, 02/01/2023	820	798
2.650%, 02/01/2021	709	697
Anheuser-Busch InBev Worldwide
4.600%, 04/15/2048 (D)	1,295	1,161
4.000%, 04/13/2028 (D)	1,170	1,119
3.750%, 07/15/2042	230	180
3.500%, 01/12/2024	2,118	2,072
2.500%, 07/15/2022	630	601
Bacardi
4.700%, 05/15/2028 (C)	1,190	1,144
BAT Capital
4.540%, 08/15/2047 (D)	1,246	992
4.390%, 08/15/2037	71	58
3.557%, 08/15/2027 (D)	3,550	3,151
3.222%, 08/15/2024	167	154
2.764%, 08/15/2022	2,220	2,097
2.297%, 08/14/2020 (D)	669	653
Campbell Soup
3.300%, 03/15/2021	625	622
3.288%, VAR ICE LIBOR USD 3 Month+0.500%, 03/16/2020 (D)	1,000	991
Church & Dwight
3.950%, 08/01/2047	134	122
3.150%, 08/01/2027	450	423
2.450%, 08/01/2022	273	264
Constellation Brands
5.250%, 11/15/2048 (D)	581	583
4.650%, 11/15/2028	602	600
4.500%, 05/09/2047	64	58
4.400%, 11/15/2025	469	470
4.250%, 05/01/2023 (D)	650	657
3.600%, 02/15/2028	898	827
3.200%, 02/15/2023	175	170
Costco Wholesale
3.000%, 05/18/2027	1,498	1,445
2.750%, 05/18/2024	962	936
Cott Holdings
5.500%, 04/01/2025 (C)	220	207
Danone
2.947%, 11/02/2026 (C)	2,622	2,392
2.589%, 11/02/2023 (C)	1,370	1,303
2.077%, 11/02/2021 (C)	230	222

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Diageo Capital PLC
4.828%, 07/15/2020	$1,450	$1,490
Diageo Investment
2.875%, 05/11/2022 (D)	580	574
General Mills
4.200%, 04/17/2028 (D)	1,780	1,744
Keurig Dr Pepper
4.417%, 05/25/2025 (C)	1,590	1,583
4.057%, 05/25/2023 (C)	870	867
Kraft Heinz Foods
6.875%, 01/26/2039	49	55
6.500%, 02/09/2040	365	388
5.375%, 02/10/2020	331	339
5.200%, 07/15/2045	633	578
5.000%, 07/15/2035	250	235
5.000%, 06/04/2042 (D)	115	103
4.875%, 02/15/2025 (C)	1,761	1,768
4.625%, 01/30/2029 (D)	1,485	1,468
4.375%, 06/01/2046	2,560	2,109
4.000%, 06/15/2023	495	494
3.950%, 07/15/2025 (D)	1,050	1,016
3.500%, 07/15/2022	1,220	1,202
3.000%, 06/01/2026 (D)	480	428
2.800%, 07/02/2020	1,073	1,065
Lamb Weston Holdings
4.625%, 11/01/2024 (C)(D)	210	204
Land O’ Lakes
6.000%, 11/15/2022 (C)	1,020	1,065
Molson Coors Brewing
3.500%, 05/01/2022 (D)	100	99
Mondelez International Holdings Netherlands BV
2.000%, 10/28/2021 (C)	2,970	2,846
1.625%, 10/28/2019 (C)	3,450	3,402
Nestle Holdings
4.000%, 09/24/2048 (C)	476	467
3.900%, 09/24/2038 (C)	414	402
3.625%, 09/24/2028 (C)	950	956
3.500%, 09/24/2025 (C)	1,226	1,231
3.350%, 09/24/2023 (C)	3,405	3,439
3.100%, 09/24/2021 (C)	1,190	1,197
PepsiCo
4.250%, 10/22/2044	100	101
4.000%, 03/05/2042	160	157
3.100%, 07/17/2022	59	59
3.000%, 08/25/2021	31	31
Pernod Ricard
4.450%, 01/15/2022 (C)	550	561
Philip Morris International
4.500%, 03/20/2042	130	123
2.900%, 11/15/2021	370	365
2.500%, 08/22/2022	590	569

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 11/02/2022	$680	$654
2.000%, 02/21/2020	685	677
1.875%, 11/01/2019	560	553
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	1,860	1,758
Reynolds American
8.125%, 06/23/2019	1,390	1,418
8.125%, 05/01/2040	570	680
5.850%, 08/15/2045	1,182	1,098
3.250%, 06/12/2020 (D)	216	215
Spectrum Brands
5.750%, 07/15/2025	130	123
Sysco
3.550%, 03/15/2025	1,055	1,039
Tyson Foods
2.650%, 08/15/2019	1,100	1,094
Walgreens Boots Alliance
4.800%, 11/18/2044 (D)	1,100	1,001
3.450%, 06/01/2026	2,070	1,948
3.300%, 11/18/2021	912	908
Walmart
4.050%, 06/29/2048 (D)	1,066	1,060
3.950%, 06/28/2038 (D)	783	776
3.700%, 06/26/2028 (D)	3,940	3,999
3.550%, 06/26/2025 (D)	2,605	2,634
3.400%, 06/26/2023 (D)	1,178	1,190
3.300%, 04/22/2024 (D)	60	60
Wm Wrigley Jr
2.900%, 10/21/2019 (C)	670	669

		97,011

Energy – 3.3%
Anadarko Finance, Ser B
7.500%, 05/01/2031	870	1,029
Anadarko Petroleum
6.600%, 03/15/2046	360	398
6.450%, 09/15/2036 (D)	140	151
5.550%, 03/15/2026	50	52
4.850%, 03/15/2021 (D)	547	560
4.500%, 07/15/2044	525	445
Andeavor Logistics
3.500%, 12/01/2022	410	399
Apache
5.250%, 02/01/2042 (D)	50	46
5.100%, 09/01/2040 (D)	285	258
4.750%, 04/15/2043 (D)	300	257
4.375%, 10/15/2028 (D)	100	94
4.250%, 01/15/2044	890	717
3.250%, 04/15/2022	86	84
BG Energy Capital PLC
4.000%, 10/15/2021 (C)	1,485	1,506

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BP Capital Markets America
3.937%, 09/21/2028	$2,657	$2,666
3.796%, 09/21/2025	1,076	1,081
3.245%, 05/06/2022	250	248
3.216%, 11/28/2023 (D)	2,565	2,528
3.119%, 05/04/2026	230	216
BP Capital Markets PLC
3.994%, 09/26/2023	95	97
3.561%, 11/01/2021	50	50
3.535%, 11/04/2024	100	99
3.506%, 03/17/2025	520	510
Canadian Natural Resources
6.450%, 06/30/2033	50	56
3.850%, 06/01/2027 (D)	462	436
Cenovus Energy
4.250%, 04/15/2027 (D)	1,298	1,182
Cheniere Corpus Christi Holdings
5.125%, 06/30/2027	200	189
Chesapeake Energy
8.000%, 06/15/2027 (D)	40	34
Chevron
3.191%, 06/24/2023	22	22
2.954%, 05/16/2026 (D)	680	655
2.895%, 03/03/2024 (D)	2,055	2,006
2.355%, 12/05/2022	15	14
Cimarex Energy
4.375%, 06/01/2024	1,825	1,815
3.900%, 05/15/2027 (D)	370	343
CNOOC Finance 2015 USA
4.375%, 05/02/2028	360	366
CNOOC Nexen Finance
4.250%, 04/30/2024	200	203
3.500%, 05/05/2025	2,210	2,140
Concho Resources
4.300%, 08/15/2028 (D)	420	411
3.750%, 10/01/2027 (D)	50	47
Conoco Funding
7.250%, 10/15/2031	180	234
ConocoPhillips
5.900%, 10/15/2032	10	12
5.900%, 05/15/2038	420	496
4.150%, 11/15/2034	280	266
Continental Resources
4.375%, 01/15/2028	130	122
3.800%, 06/01/2024 (D)	180	171
Devon Energy
5.850%, 12/15/2025	900	954
5.600%, 07/15/2041 (D)	490	465
5.000%, 06/15/2045 (D)	902	794
4.750%, 05/15/2042	17	15
3.250%, 05/15/2022	407	397

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Devon Financing LLC
7.875%, 09/30/2031	$660	$799
Diamondback Energy
5.375%, 05/31/2025	110	107
Ecopetrol
5.875%, 05/28/2045	2,969	2,803
4.125%, 01/16/2025	203	193
Enbridge
2.900%, 07/15/2022	741	717
Enbridge Energy Partners
7.375%, 10/15/2045	199	246
Encana
6.625%, 08/15/2037	332	354
6.500%, 02/01/2038	553	600
Energy Transfer
5.500%, 06/01/2027 (D)	958	934
Energy Transfer Operating
8.250%, 11/15/2029	1,990	2,389
6.500%, 02/01/2042	238	238
6.125%, 12/15/2045	755	738
6.000%, 06/15/2048	41	40
5.150%, 03/15/2045	14	12
4.950%, 06/15/2028	110	108
Energy Transfer Partners
4.500%, 11/01/2023	690	690
Eni
4.000%, 09/12/2023 (C)	1,940	1,910
Enterprise Products Operating
5.700%, 02/15/2042 (D)	40	43
4.150%, 10/16/2028 (D)	730	726
3.500%, 02/01/2022	1,185	1,188
EOG Resources
4.150%, 01/15/2026	320	328
EQM Midstream Partners
6.500%, 07/15/2048	600	591
5.500%, 07/15/2028	670	656
Equinor
3.700%, 03/01/2024	565	576
Exxon Mobil
4.114%, 03/01/2046	533	541
3.043%, 03/01/2026 (D)	660	644
2.397%, 03/06/2022	100	98
Florida Gas Transmission
7.900%, 05/15/2019 (C)	1,350	1,370
Halliburton
5.000%, 11/15/2045	80	78
4.850%, 11/15/2035	60	59
3.800%, 11/15/2025	730	707
3.500%, 08/01/2023	50	50
Hess
6.000%, 01/15/2040	430	394
5.800%, 04/01/2047	299	268

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HollyFrontier
5.875%, 04/01/2026	$466	$471
KazMunayGas National JSC
5.750%, 04/19/2047 (C)	340	324
5.375%, 04/24/2030 (C)	760	746
Kerr-McGee
7.875%, 09/15/2031	610	731
6.950%, 07/01/2024	298	332
Kinder Morgan
5.550%, 06/01/2045	432	428
5.300%, 12/01/2034	500	490
5.200%, 03/01/2048	775	740
5.000%, 02/15/2021 (C)	1,094	1,121
4.300%, 06/01/2025	150	149
4.300%, 03/01/2028	1,150	1,125
3.150%, 01/15/2023	193	187
Kinder Morgan Energy Partners
5.500%, 03/01/2044	365	352
4.250%, 09/01/2024	273	271
3.500%, 03/01/2021 (D)	190	190
Marathon Petroleum
4.750%, 09/15/2044	388	342
MPLX
5.500%, 02/15/2049	865	841
5.200%, 03/01/2047	437	402
4.875%, 12/01/2024	320	326
4.800%, 02/15/2029	330	329
4.700%, 04/15/2048	1,223	1,062
4.500%, 04/15/2038 (D)	990	865
4.125%, 03/01/2027	530	505
4.000%, 03/15/2028	360	337
National Oilwell Varco
2.600%, 12/01/2022	1,025	968
Newfield Exploration
5.750%, 01/30/2022	245	247
5.625%, 07/01/2024	1,345	1,362
Noble Energy
5.250%, 11/15/2043	260	231
5.050%, 11/15/2044	29	25
4.950%, 08/15/2047	240	208
4.150%, 12/15/2021	920	924
3.850%, 01/15/2028 (D)	450	407
Northwest Pipeline
4.000%, 04/01/2027	1,158	1,126
Occidental Petroleum
4.625%, 06/15/2045	280	278
4.400%, 04/15/2046	140	136
4.200%, 03/15/2048 (D)	170	163
4.100%, 02/15/2047	480	448
3.500%, 06/15/2025	45	45
3.400%, 04/15/2026 (D)	270	264
3.125%, 02/15/2022	330	328

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.000%, 02/15/2027 (D)	$350	$332
2.700%, 02/15/2023 (D)	129	125
Panhandle Eastern Pipeline
8.125%, 06/01/2019	2,000	2,038
Pertamina Persero
6.000%, 05/03/2042 (C)(D)	300	299
Petrobras Global Finance BV
7.375%, 01/17/2027	310	319
6.850%, 06/05/2115	820	733
6.250%, 03/17/2024	1,394	1,414
6.125%, 01/17/2022	45	46
5.750%, 02/01/2029	300	278
5.299%, 01/27/2025	1,278	1,220
Petro-Canada
6.800%, 05/15/2038	775	902
Petroleos del Peru
4.750%, 06/19/2032 (C)	1,220	1,171
Petroleos Mexicanos
6.625%, 06/15/2035	767	670
6.500%, 03/13/2027	1,740	1,636
6.500%, 01/23/2029 (C)	2,556	2,384
6.375%, 01/23/2045	990	797
6.350%, 02/12/2048 (C)	525	420
5.625%, 01/23/2046 (D)	480	363
5.500%, 06/27/2044	120	91
5.350%, 02/12/2028 (C)	585	510
4.875%, 01/18/2024	32	30
2.460%, 12/15/2025	1,292	1,278
2.378%, 04/15/2025	660	651
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	117
6.750%, 09/21/2047	995	823
4.625%, 09/21/2023	675	633
Plains All American Pipeline
4.650%, 10/15/2025	1,485	1,460
3.850%, 10/15/2023	1,000	978
2.850%, 01/31/2023	250	236
QEP Resources
6.875%, 03/01/2021	340	343
Range Resources
5.875%, 07/01/2022	10	9
5.000%, 03/15/2023 (D)	340	299
4.875%, 05/15/2025 (D)	70	58
Ruby Pipeline
6.000%, 04/01/2022 (C)	1,472	1,524
Sabine Pass Liquefaction
5.750%, 05/15/2024	1,485	1,550
5.625%, 03/01/2025	1,200	1,246
5.000%, 03/15/2027	690	692
Schlumberger Finance Canada
2.650%, 11/20/2022 (C)	1,753	1,701

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Schlumberger Holdings
4.000%, 12/21/2025 (C)	$1,760	$1,737
3.000%, 12/21/2020 (C)	2,690	2,667
Schlumberger Investment
3.650%, 12/01/2023	61	61
3.300%, 09/14/2021 (C)	47	47
Shell International Finance BV
4.550%, 08/12/2043 (D)	280	291
4.375%, 03/25/2020 (D)	830	844
4.375%, 05/11/2045	795	815
4.125%, 05/11/2035	1,761	1,748
4.000%, 05/10/2046 (D)	180	174
3.500%, 11/13/2023 (D)	1,107	1,119
2.875%, 05/10/2026 (D)	900	863
2.125%, 05/11/2020	56	56
Sinopec Group Overseas Development
4.375%, 04/10/2024 (C)	1,240	1,266
Southern Natural Gas LLC
8.000%, 03/01/2032	170	216
Spectra Energy Partners
5.950%, 09/25/2043	30	33
3.500%, 03/15/2025	815	778
Suncor Energy
3.600%, 12/01/2024	340	333
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	1,833	1,661
Targa Resources Partners
5.875%, 04/15/2026 (C)	150	146
5.375%, 02/01/2027	60	56
4.250%, 11/15/2023	140	130
TC PipeLines
3.900%, 05/25/2027 (D)	2,400	2,291
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,143	2,583
Total Capital International
2.875%, 02/17/2022	1,225	1,210
TransCanada PipeLines
5.100%, 03/15/2049	857	854
4.625%, 03/01/2034	1,185	1,133
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	1,070	1,293
Transocean Pontus
6.125%, 08/01/2025 (C)	198	191
Western Gas Partners
5.500%, 08/15/2048	54	48
5.375%, 06/01/2021	25	26
5.300%, 03/01/2048	162	140
4.650%, 07/01/2026	40	38
4.000%, 07/01/2022 (D)	35	35
Whiting Petroleum
6.625%, 01/15/2026 (D)	90	77

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Williams
7.875%, 09/01/2021	$735	$803
7.750%, 06/15/2031	841	1,016
7.500%, 01/15/2031 (D)	100	119
5.750%, 06/24/2044	263	264
5.400%, 03/04/2044	441	420
5.250%, 03/15/2020	230	235
4.550%, 06/24/2024	1,468	1,482
4.500%, 11/15/2023	45	45
3.900%, 01/15/2025	750	729
3.750%, 06/15/2027	124	118
3.600%, 03/15/2022	600	589
WPX Energy
8.250%, 08/01/2023	50	52
6.000%, 01/15/2022	10	10

		128,575

Financials – 9.7%
ABN AMRO Bank
4.750%, 07/28/2025 (C)	360	358
AIB Group MTN
4.750%, 10/12/2023 (C)	1,533	1,518
Ally Financial
7.500%, 09/15/2020	526	546
Ambac Assurance
5.100%, 06/07/2020 (C)	8	11
Ambac LSNI
7.803%, VAR ICE LIBOR USD 3 Month+5.000%, 02/12/2023 (C)	37	37
American Express
3.700%, 08/03/2023	381	382
3.400%, 02/27/2023	414	410
2.500%, 08/01/2022	1,825	1,762
American Express Credit MTN
2.375%, 05/26/2020	554	548
2.250%, 08/15/2019	190	189
2.200%, 03/03/2020	1,500	1,484
American International Group
6.250%, 05/01/2036	397	432
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2037	1,220	1,177
4.750%, 04/01/2048	130	119
4.500%, 07/16/2044	296	264
4.375%, 01/15/2055	276	229
4.200%, 04/01/2028 (D)	678	653
4.125%, 02/15/2024	107	107
3.900%, 04/01/2026	850	818
3.875%, 01/15/2035	30	26
Aon
6.250%, 09/30/2040	19	22
3.875%, 12/15/2025	605	597
3.500%, 06/14/2024	65	64

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Apollo Management Holdings
5.000%, 03/15/2048 (C)	$1,020	$979
4.400%, 05/27/2026 (C)	560	565
Athene Global Funding
2.750%, 04/20/2020 (C)	1,090	1,080
Athene Holding
4.125%, 01/12/2028	820	745
AXA Equitable Holdings
3.900%, 04/20/2023 (C)	770	760
Banco Santander
4.379%, 04/12/2028	1,800	1,681
3.848%, 04/12/2023	600	583
3.800%, 02/23/2028	1,000	889
3.545%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	400	392
Bank of America
6.250%, VAR ICE LIBOR USD 3 Month+3.705%, 09/29/2049	510	504
6.100%, VAR ICE LIBOR USD 3 Month+3.898%, 12/29/2049	210	207
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049 (D)	570	508
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028 (D)	3,691	3,448
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	5,660	5,501
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	2,950	2,905
Bank of America MTN
5.000%, 01/21/2044	1,010	1,045
4.450%, 03/03/2026	1,403	1,387
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029 (D)	1,585	1,578
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038 (D)	179	170
4.200%, 08/26/2024	1,530	1,517
4.125%, 01/22/2024	290	294
4.100%, 07/24/2023 (D)	340	345
4.000%, 04/01/2024	3,555	3,575
4.000%, 01/22/2025	1,493	1,454
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	4,937	4,925
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	524	508
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	3,312	3,177
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	2,809	2,664
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	860	850
3.500%, 04/19/2026 (D)	780	751
3.499%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	775	775

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.300%, 01/11/2023	$2,981	$2,936
3.248%, 10/21/2027	852	789
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	2,145	2,034
2.600%, 01/15/2019	121	121
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	2,205	2,165
2.250%, 04/21/2020	100	99
Bank of Ireland Group
4.500%, 11/25/2023 (C)	960	939
Bank of Montreal MTN
2.375%, 01/25/2019	55	55
Bank of New York Mellon
3.550%, 09/23/2021	34	34
3.400%, 05/15/2024	1,945	1,935
Bank of New York Mellon MTN
4.600%, 01/15/2020	40	41
3.250%, 09/11/2024	685	676
2.661%, VAR ICE LIBOR USD 3 Month+0.634%, 05/16/2023	685	666
2.500%, 04/15/2021	327	323
Bank of Nova Scotia
3.125%, 04/20/2021	1,590	1,588
1.850%, 04/14/2020 (D)	160	158
Banque Federative du Credit Mutuel
3.750%, 07/20/2023 (C)	1,190	1,188
Barclays
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/2023	1,382	1,370
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	1,280	1,234
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	800	778
BB&T
5.250%, 11/01/2019	200	203
Berkshire Hathaway
3.750%, 08/15/2021	500	511
3.400%, 01/31/2022	65	66
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,000	1,020
4.200%, 08/15/2048	2,100	2,082
BGC Partners
5.375%, 07/24/2023	355	360
BNP Paribas
4.625%, 03/13/2027 (C)	200	194
4.400%, 08/14/2028 (C)(D)	1,447	1,412
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5 Year Curr+1.483%, 03/01/2033 (C)(D)	600	561
3.500%, 03/01/2023 (C)	2,240	2,172

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Boeing Capital
4.700%, 10/27/2019	$490	$496
BPCE
5.150%, 07/21/2024 (C)	410	412
Brighthouse Financial
3.700%, 06/22/2027	1,155	976
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023	1,330	1,331
Capital One
2.650%, 08/08/2022	799	767
Capital One Financial
4.250%, 04/30/2025	832	826
3.800%, 01/31/2028	883	816
3.200%, 01/30/2023	393	382
2.400%, 10/30/2020	671	657
Chubb INA Holdings
3.350%, 05/03/2026	200	196
3.150%, 03/15/2025	74	72
2.875%, 11/03/2022	39	39
2.300%, 11/03/2020	210	207
CIT Group
5.250%, 03/07/2025	140	137
4.750%, 02/16/2024	450	433
Citibank
3.400%, 07/23/2021 (D)	2,110	2,112
3.050%, 05/01/2020	4,035	4,030
2.100%, 06/12/2020	3,995	3,929
Citigroup
8.500%, 05/22/2019	460	469
8.125%, 07/15/2039	1,049	1,455
6.675%, 09/13/2043	70	83
6.625%, 06/15/2032	100	116
6.300%, VAR ICE LIBOR USD 3 Month+3.423%, 12/29/2049	520	480
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049	1,250	1,131
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 12/29/2049	360	329
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/31/2049	140	130
5.500%, 09/13/2025	950	997
5.350%, VAR ICE LIBOR USD 3 Month+3.466%, 05/29/2049	390	351
5.300%, 05/06/2044 (D)	225	224
4.750%, 05/18/2046 (D)	100	92
4.650%, 07/30/2045 (D)	903	880
4.650%, 07/23/2048	1,350	1,319
4.500%, 01/14/2022	380	388
4.450%, 09/29/2027	3,284	3,165
4.400%, 06/10/2025	1,080	1,057
4.300%, 11/20/2026	240	231
4.125%, 07/25/2028 (D)	210	197

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2029 (D)	$429	$417
4.050%, 07/30/2022	70	70
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/2024	1,067	1,070
3.887%, VAR ICE LIBOR USD 3 Month+1.563%, 01/10/2028	69	67
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039 (D)	59	53
3.700%, 01/12/2026	1,500	1,442
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	1,390	1,313
3.500%, 05/15/2023 (D)	630	619
3.400%, 05/01/2026	260	245
3.300%, 04/27/2025	120	114
3.200%, 10/21/2026	1,155	1,066
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	1,935	1,901
CME Group
3.000%, 03/15/2025	51	50
Comerica
3.700%, 07/31/2023	1,656	1,655
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (C)	10	10
3.900%, 07/12/2047 (C)	800	747
Compass Bank
3.875%, 04/10/2025	430	412
Cooperatieve Rabobank UA
11.000%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2049 (C)	920	950
5.250%, 08/04/2045	310	320
4.625%, 12/01/2023	1,630	1,653
4.375%, 08/04/2025	2,150	2,111
3.125%, 04/26/2021	2,360	2,351
Cooperatieve Rabobank UA MTN
4.750%, 01/15/2020 (C)	730	742
3.875%, 02/08/2022 (D)	30	30
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/31/2049 (C)	1,260	1,288
Credit Agricole MTN
4.000%, VAR USD Swap Semi 30/360 5 Year Curr+1.644%, 01/10/2033 (C)(D)	500	458
2.500%, 04/15/2019 (C)	250	249
Credit Suisse Group
4.207%, VAR ICE LIBOR USD 3 Month+1.240%, 06/12/2024 (C)	1,085	1,082
3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/2029 (C)	250	233
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045 (D)	1,920	1,895

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Danske Bank
3.875%, 09/12/2023 (C)	$1,010	$972
Danske Bank MTN
4.375%, 06/12/2028 (C)	200	189
Discover Bank
4.650%, 09/13/2028	875	859
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,021	1,220
7.050%, 07/15/2028 (C)	1,000	1,161
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	1,650	1,782
Fifth Third Bancorp
2.300%, 03/01/2019	30	30
Fifth Third Bank
3.950%, 07/28/2025	339	344
2.875%, 10/01/2021	730	721
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	870	868
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%, 06/01/2043	10	7
Goldman Sachs Group
6.750%, 10/01/2037	30	34
6.250%, 02/01/2041	1,050	1,198
5.750%, 01/24/2022 (D)	410	429
5.250%, 07/27/2021	740	768
5.150%, 05/22/2045	960	898
4.750%, 10/21/2045 (D)	920	875
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	1,192	1,093
4.250%, 10/21/2025 (D)	1,120	1,073
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	3,186	3,066
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	358	315
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	4,320	4,033
3.750%, 02/25/2026	775	733
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	1,380	1,282
3.500%, 11/16/2026	1,526	1,409
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	3,910	3,665
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/2022	706	686
2.750%, 09/15/2020	35	35
2.550%, 10/23/2019	1,750	1,739
Goldman Sachs Group MTN
6.000%, 06/15/2020	1,050	1,087
5.375%, 03/15/2020	3,810	3,895
4.000%, 03/03/2024 (D)	1,245	1,228
3.850%, 07/08/2024	951	930

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	$1,210	$1,153
Guardian Life Global Funding
1.950%, 10/27/2021 (C)	935	903
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (C)	1,700	1,657
HSBC Bank
7.650%, 05/01/2025	340	392
HSBC Bank PLC
4.750%, 01/19/2021 (C)	1,760	1,806
4.125%, 08/12/2020 (C)	100	101
HSBC Bank USA NY
5.875%, 11/01/2034	610	683
HSBC Holdings
4.875%, 01/14/2022	100	103
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	3,345	3,316
4.375%, 11/23/2026	345	334
4.300%, 03/08/2026	1,710	1,687
4.250%, 03/14/2024	510	506
4.250%, 08/18/2025	760	737
4.000%, 03/30/2022 (D)	536	543
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/2024	610	607
3.400%, 03/08/2021	1,910	1,905
2.650%, 01/05/2022	200	194
HSBC USA
2.350%, 03/05/2020	100	99
ILFC E-Capital Trust II
4.800%, VAR N/A+1.800%, 12/21/2065 (C)	400	312
ING Bank
5.800%, 09/25/2023 (C)	2,220	2,319
ING Groep
4.625%, 01/06/2026 (C)	715	720
Intercontinental Exchange
4.000%, 10/15/2023	65	67
3.750%, 09/21/2028	345	344
3.450%, 09/21/2023	530	532
Intesa Sanpaolo
4.375%, 01/12/2048 (C)	1,470	1,107
3.875%, 07/14/2027 (C)	2,500	2,150
3.875%, 01/12/2028 (C)	1,712	1,462
3.375%, 01/12/2023 (C)(D)	440	408
3.125%, 07/14/2022 (C)	600	555
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)(D)	2,320	2,104
John Deere Capital
1.700%, 01/15/2020	160	158
JPMorgan Chase
4.950%, 06/01/2045	180	183
4.500%, 01/24/2022	840	866

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	$1,579	$1,606
4.400%, 07/22/2020	210	214
4.350%, 08/15/2021	160	164
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	84	78
4.250%, 10/15/2020	330	336
4.250%, 10/01/2027 (D)	720	709
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	1,800	1,795
4.125%, 12/15/2026	520	507
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	1,490	1,333
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	9,119	9,192
3.900%, 07/15/2025 (D)	2,490	2,467
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	325	295
3.875%, 09/10/2024 (D)	2,080	2,047
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/2024	1,059	1,061
3.625%, 05/13/2024 (D)	230	228
3.625%, 12/01/2027	360	335
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	1,000	953
3.514%, VAR ICE LIBOR USD 3 Month+0.610%, 06/18/2022	361	362
3.250%, 09/23/2022	285	283
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	4,605	4,448
3.200%, 01/25/2023	100	99
2.950%, 10/01/2026	377	348
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/2023	1,600	1,551
2.700%, 05/18/2023	1,180	1,133
JPMorgan Chase Bank
3.086%, VAR ICE LIBOR USD 3 Month+0.350%, 04/26/2021	2,335	2,325
2.868%, VAR ICE LIBOR USD 3 Month+0.250%, 02/13/2020	4,690	4,684
2.604%, VAR ICE LIBOR USD 3 Month+0.280%, 02/01/2021	5,395	5,352
KeyCorp MTN
4.150%, 10/29/2025	291	296
KKR Group Finance II
5.500%, 02/01/2043 (C)	80	81
KKR Group Finance III
5.125%, 06/01/2044 (C)	1,015	1,000
Lazard Group
4.500%, 09/19/2028	855	855
Liberty Mutual Group
4.250%, 06/15/2023 (C)(D)	357	360

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lloyds Bank
3.300%, 05/07/2021	$710	$708
Lloyds Banking Group
4.550%, 08/16/2028 (D)	260	250
4.375%, 03/22/2028 (D)	1,892	1,795
4.344%, 01/09/2048	558	440
4.050%, 08/16/2023	1,264	1,249
3.574%, VAR ICE LIBOR USD 3 Month+1.205%, 11/07/2028	200	178
3.100%, 07/06/2021	490	481
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	1,915	1,813
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (C)	310	317
Macquarie Bank MTN
2.600%, 06/24/2019 (C)	1,250	1,246
Macquarie Group
6.250%, 01/14/2021 (C)	166	174
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (C)	196	294
MetLife
6.400%, 12/15/2036 (D)	420	427
5.700%, 06/15/2035	15	17
4.600%, 05/13/2046	442	441
MetLife Capital Trust IV
7.875%, 12/15/2037 (C)	800	906
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	1,955	1,915
2.400%, 01/08/2021 (C)	890	876
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024	50	49
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022 (D)	230	227
Morgan Stanley
3.414%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	6,750	6,750
Morgan Stanley MTN
7.300%, 05/13/2019	965	980
5.625%, 09/23/2019	350	355
5.500%, 07/24/2020	500	515
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	119	108
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029 (D)	1,905	1,823
3.399%, VAR ICE LIBOR USD 3 Month+0.930%, 07/22/2022 (D)	3,045	3,002
3.168%, VAR ICE LIBOR USD 3 Month+0.550%, 02/10/2021	2,000	1,978
3.125%, 01/23/2023	1,735	1,695
3.125%, 07/27/2026	190	176
2.750%, 05/19/2022	5	5
2.625%, 11/17/2021	4,269	4,167

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 04/21/2021	$280	$274
MUFG Bank
4.100%, 09/09/2023 (C)	200	203
National City
6.875%, 05/15/2019	50	51
Nationwide Building Society
4.363%, VAR ICE LIBOR USD 3 Month+1.392%, 08/01/2024 (C)(D)	300	294
Nationwide Mutual Insurance
5.078%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	3,735	3,716
New York Life Global Funding
2.150%, 06/18/2019 (C)	73	73
New York Life Insurance
6.750%, 11/15/2039 (C)	390	512
Nordea Bank Abp
4.875%, 05/13/2021 (C)	250	254
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	892	1,084
Pipeline Funding
7.500%, 01/15/2030 (C)	427	504
PNC Bank
2.500%, 01/22/2021	1,700	1,678
1.450%, 07/29/2019	1,000	991
Protective Life Global Funding
1.722%, 04/15/2019 (C)	2,470	2,460
Prudential Financial MTN
5.625%, 05/12/2041	10	11
4.600%, 05/15/2044	177	177
Raymond James Financial
4.950%, 07/15/2046	650	624
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (C)	160	158
Royal Bank of Canada
1.875%, 02/05/2020 (D)	180	178
Royal Bank of Canada MTN
3.200%, 04/30/2021 (D)	480	480
2.150%, 10/26/2020	420	413
2.125%, 03/02/2020	710	703
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	390	395
6.100%, 06/10/2023	550	559
6.000%, 12/19/2023 (D)	860	870
5.125%, 05/28/2024	490	475
5.076%, VAR ICE LIBOR USD 3 Month+1.905%, 01/27/2030	593	572
4.892%, VAR ICE LIBOR USD 3 Month+1.754%, 05/18/2029	841	803
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	830	815
3.875%, 09/12/2023	720	690

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Santander Holdings USA
4.500%, 07/17/2025	$80	$79
4.450%, 12/03/2021	3,514	3,575
Santander UK
3.400%, 06/01/2021	1,930	1,921
2.375%, 03/16/2020	260	257
Santander UK Group Holdings
4.796%, VAR ICE LIBOR USD 3 Month+1.570%, 11/15/2024	1,009	1,002
3.373%, VAR ICE LIBOR USD 3 Month+1.080%, 01/05/2024	760	721
2.875%, 08/05/2021	3,255	3,140
Standard Chartered
5.700%, 03/26/2044 (C)(D)	1,360	1,361
State Street
3.776%, VAR ICE LIBOR USD 3 Month+0.770%, 12/03/2024	580	582
3.300%, 12/16/2024	70	69
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	340	329
SunTrust Bank
4.050%, 11/03/2025	535	544
Svenska Handelsbanken MTN
3.350%, 05/24/2021	500	500
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	124	161
4.900%, 09/15/2044 (C)	240	249
Torchmark
4.550%, 09/15/2028	1,076	1,093
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	590	593
2.125%, 04/07/2021	820	802
UBS
2.450%, 12/01/2020 (C)	820	805
UBS MTN
4.500%, 06/26/2048 (C)	200	207
UBS Group Funding Switzerland
4.253%, 03/23/2028 (C)	1,130	1,114
4.125%, 09/24/2025 (C)	200	200
3.491%, 05/23/2023 (C)	1,650	1,609
2.650%, 02/01/2022 (C)	1,303	1,261
US Bancorp MTN
2.950%, 07/15/2022	25	25
US Bank
3.400%, 07/24/2023	1,740	1,736
3.150%, 04/26/2021	550	551
Validus Holdings
8.875%, 01/26/2040	115	167
Voya Financial
4.800%, 06/15/2046	170	162
3.125%, 07/15/2024	1,032	973

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%, 12/31/2049 (D)	$2,790	$2,524
WEA Finance
4.750%, 09/17/2044 (C)	230	230
3.750%, 09/17/2024 (C)	990	983
3.250%, 10/05/2020 (C)	2,750	2,746
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 12/29/2049	120	119
5.375%, 11/02/2043	400	417
3.000%, 04/22/2026 (D)	5,865	5,465
3.000%, 10/23/2026	2,240	2,074
2.100%, 07/26/2021	1,945	1,884
Wells Fargo MTN
4.900%, 11/17/2045	1,034	1,008
4.750%, 12/07/2046	1,075	1,035
4.650%, 11/04/2044	261	246
4.600%, 04/01/2021	160	164
4.400%, 06/14/2046 (D)	1,370	1,257
4.300%, 07/22/2027	2,510	2,469
4.125%, 08/15/2023	900	905
3.500%, 03/08/2022 (D)	430	429
3.450%, 02/13/2023	660	646
2.625%, 07/22/2022 (D)	8,371	8,072
2.150%, 01/30/2020	70	69
Wells Fargo Bank
3.625%, 10/22/2021	1,930	1,941
3.325%, VAR ICE LIBOR USD 3 Month+0.490%, 07/23/2021	2,300	2,298
2.400%, 01/15/2020	5,000	4,958
Westpac Banking
4.875%, 11/19/2019	170	173
2.600%, 11/23/2020	500	494
2.300%, 05/26/2020	50	49
Willis North America
4.500%, 09/15/2028	1,115	1,106

		380,807

Health Care – 3.7%
Abbott Laboratories
4.900%, 11/30/2046	1,262	1,325
4.750%, 11/30/2036 (D)	260	271
3.750%, 11/30/2026	1,113	1,099
3.400%, 11/30/2023	2,312	2,305
AbbVie
4.875%, 11/14/2048	1,127	1,051
4.700%, 05/14/2045	500	455
4.500%, 05/14/2035	715	661
4.250%, 11/14/2028	2,099	2,038
3.750%, 11/14/2023	781	777
3.600%, 05/14/2025	610	585

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.200%, 11/06/2022 (D)	$44	$43
2.900%, 11/06/2022	10	10
2.500%, 05/14/2020	2,669	2,644
Aetna
4.125%, 06/01/2021	1,000	1,014
3.875%, 08/15/2047	90	76
2.800%, 06/15/2023	2,650	2,520
Allergan Finance
4.625%, 10/01/2042	38	35
3.250%, 10/01/2022 (D)	513	501
Allergan Funding SCS
4.750%, 03/15/2045 (D)	125	119
4.550%, 03/15/2035 (D)	270	256
3.850%, 06/15/2024	500	493
3.800%, 03/15/2025	620	605
3.450%, 03/15/2022	370	364
Allergan Sales
5.000%, 12/15/2021 (C)	535	551
Amgen
5.150%, 11/15/2041	1,330	1,370
4.663%, 06/15/2051	1,158	1,091
4.400%, 05/01/2045	1,812	1,695
3.875%, 11/15/2021	150	152
3.625%, 05/22/2024 (D)	130	130
2.125%, 05/01/2020	132	130
Anthem
4.625%, 05/15/2042	41	40
3.650%, 12/01/2027	590	564
3.500%, 08/15/2024	590	579
3.350%, 12/01/2024	2,655	2,586
3.125%, 05/15/2022	468	461
2.950%, 12/01/2022 (D)	1,056	1,030
2.500%, 11/21/2020 (D)	1,100	1,085
2.250%, 08/15/2019	1,250	1,243
AstraZeneca
3.500%, 08/17/2023	805	801
3.375%, 11/16/2025	500	483
3.125%, 06/12/2027	355	330
Bausch Health
9.000%, 12/15/2025 (C)	140	139
7.000%, 03/15/2024 (C)	270	273
6.125%, 04/15/2025 (C)	510	445
5.625%, 12/01/2021 (C)	59	58
5.500%, 03/01/2023 (C)	60	55
Baxalta
3.600%, 06/23/2022	546	542
2.875%, 06/23/2020	149	148
Bayer US Finance
3.375%, 10/08/2024 (C)	2,300	2,169
2.375%, 10/08/2019 (C)(D)	2,000	1,984
Bayer US Finance II
4.875%, 06/25/2048 (C)	720	647

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 12/15/2028 (C)(D)	$3,200	$3,055
3.500%, 06/25/2021 (C)	630	626
Becton Dickinson
4.685%, 12/15/2044	1,250	1,170
4.669%, 06/06/2047	247	232
3.734%, 12/15/2024	1,998	1,930
3.700%, 06/06/2027	781	739
3.678%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	1,000	990
3.363%, 06/06/2024	870	836
3.250%, 11/12/2020	600	596
2.894%, 06/06/2022	719	696
2.404%, 06/05/2020	1,469	1,446
Biogen
3.625%, 09/15/2022	430	431
Boston Scientific
6.000%, 01/15/2020	900	923
4.000%, 03/01/2028	179	174
Cardinal Health
3.079%, 06/15/2024	350	329
2.616%, 06/15/2022	270	260
Celgene
5.250%, 08/15/2043	40	38
5.000%, 08/15/2045	1,930	1,785
4.550%, 02/20/2048	914	792
4.350%, 11/15/2047	274	231
3.900%, 02/20/2028	1,380	1,294
3.875%, 08/15/2025	480	462
3.625%, 05/15/2024	69	67
3.550%, 08/15/2022	360	356
2.875%, 02/19/2021	435	431
2.750%, 02/15/2023	1,577	1,509
2.250%, 08/15/2021	420	407
Centene
6.125%, 02/15/2024 (D)	210	215
5.625%, 02/15/2021	50	50
4.750%, 05/15/2022	110	109
4.750%, 01/15/2025	130	124
Centene Escrow I
5.375%, 06/01/2026 (C)	480	467
Cigna
4.900%, 12/15/2048 (C)(D)	1,983	1,940
4.800%, 08/15/2038 (C)	78	77
4.375%, 10/15/2028 (C)	3,445	3,464
4.125%, 11/15/2025 (C)(D)	290	290
3.750%, 07/15/2023 (C)(D)	2,375	2,367
3.400%, 09/17/2021 (C)(D)	1,187	1,184
3.200%, 09/17/2020 (C)	320	319
Cigna Holding
3.050%, 10/15/2027	1,745	1,596
CVS Health
5.125%, 07/20/2045	1,556	1,515

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.050%, 03/25/2048	$3,447	$3,352
4.780%, 03/25/2038 (D)	3,458	3,314
4.300%, 03/25/2028	7,366	7,201
4.100%, 03/25/2025	1,590	1,574
4.000%, 12/05/2023	534	535
3.875%, 07/20/2025 (D)	515	502
3.700%, 03/09/2023 (D)	4,234	4,189
3.500%, 07/20/2022	160	159
3.350%, 03/09/2021	210	209
2.750%, 12/01/2022	510	491
CVS Pass-Through Trust
5.926%, 01/10/2034 (C)	79	85
Edwards Lifesciences
4.300%, 06/15/2028	1,185	1,198
Eli Lilly
3.100%, 05/15/2027	300	290
EMD Finance
2.400%, 03/19/2020 (C)	1,425	1,411
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (C)	170	177
5.625%, 07/31/2019 (C)(D)	1,750	1,770
Gilead Sciences
5.650%, 12/01/2041	35	39
4.750%, 03/01/2046	790	784
4.500%, 02/01/2045	10	10
4.150%, 03/01/2047 (D)	260	239
3.700%, 04/01/2024	410	409
3.650%, 03/01/2026	460	451
3.250%, 09/01/2022	670	668
2.550%, 09/01/2020 (D)	1,940	1,924
1.850%, 09/20/2019	140	139
GlaxoSmithKline Capital
3.375%, 05/15/2023	1,765	1,772
2.850%, 05/08/2022	170	168
HCA
5.625%, 09/01/2028	50	48
5.500%, 06/15/2047 (D)	60	57
5.250%, 04/15/2025	320	318
5.250%, 06/15/2026	30	30
4.500%, 02/15/2027	20	19
Humana
4.950%, 10/01/2044	60	62
4.800%, 03/15/2047	30	30
4.625%, 12/01/2042	170	168
3.950%, 03/15/2027	70	68
3.850%, 10/01/2024	1,470	1,469
3.150%, 12/01/2022	560	548
2.900%, 12/15/2022	750	729
2.500%, 12/15/2020	1,015	1,000
Johnson & Johnson
4.500%, 12/05/2043	150	161
3.700%, 03/01/2046 (D)	170	161

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.625%, 03/03/2037	$260	$250
3.500%, 01/15/2048	92	84
3.400%, 01/15/2038	1,023	952
2.625%, 01/15/2025 (D)	86	83
Kaiser Foundation Hospitals
3.150%, 05/01/2027	3,600	3,461
Medtronic
4.625%, 03/15/2045	60	63
4.375%, 03/15/2035	76	78
3.625%, 03/15/2024	1,055	1,065
3.500%, 03/15/2025	1,040	1,036
Medtronic Global Holdings SCA
3.350%, 04/01/2027 (D)	520	509
Merck
2.750%, 02/10/2025	330	319
2.400%, 09/15/2022	29	29
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	681
Pfizer
4.400%, 05/15/2044	345	359
4.200%, 09/15/2048 (D)	1,293	1,312
4.100%, 09/15/2038	124	124
4.000%, 12/15/2036	1,040	1,030
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	1,700	1,582
RWJ Barnabas Health
3.949%, 07/01/2046	1,030	968
Sanofi
3.625%, 06/19/2028	1,697	1,722
3.375%, 06/19/2023	1,288	1,296
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	500	484
1.900%, 09/23/2019	3,700	3,648
Stryker
4.625%, 03/15/2046	675	678
Takeda Pharmaceutical
5.000%, 11/26/2028 (C)	800	817
4.400%, 11/26/2023 (C)	1,580	1,597
Teva Pharmaceutical Finance BV
3.650%, 11/10/2021	920	871
2.950%, 12/18/2022	80	71
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/2023	40	34
2.200%, 07/21/2021	810	745
1.700%, 07/19/2019	130	128
UnitedHealth Group
5.800%, 03/15/2036	280	331
4.750%, 07/15/2045	1,150	1,217
4.625%, 07/15/2035	523	554
4.250%, 04/15/2047	450	446

28	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.875%, 10/15/2020	$710	$719
3.750%, 07/15/2025	70	71
3.700%, 12/15/2025	389	393
3.500%, 02/15/2024	583	587
3.375%, 11/15/2021	75	76
3.350%, 07/15/2022 (D)	28	28
2.875%, 12/15/2021	290	289
2.875%, 03/15/2023	50	49
2.700%, 07/15/2020	440	438
Valeant Pharmaceuticals International
8.500%, 01/31/2027 (C)	30	29
Wyeth LLC
5.950%, 04/01/2037	470	564
Zimmer Biomet Holdings
3.554%, VAR ICE LIBOR USD 3 Month+0.750%, 03/19/2021	1,500	1,486

		146,831

Industrials – 2.2%
ABB Finance USA
4.375%, 05/08/2042	110	112
AerCap Ireland Capital DAC
5.000%, 10/01/2021	1,250	1,269
4.625%, 07/01/2022	210	211
4.500%, 05/15/2021	2,140	2,146
3.750%, 05/15/2019	520	520
3.500%, 01/15/2025	232	212
Air Lease
4.750%, 03/01/2020	1,765	1,789
4.625%, 10/01/2028	53	50
3.625%, 04/01/2027	985	881
3.625%, 12/01/2027	1,152	1,018
3.500%, 01/15/2022	2,385	2,347
Allison Transmission
5.000%, 10/01/2024 (C)	90	86
4.750%, 10/01/2027 (C)	140	125
Aviation Capital Group
6.750%, 04/06/2021 (C)	120	127
BAE Systems
4.750%, 10/11/2021 (C)	2,100	2,168
Beacon Roofing Supply
4.875%, 11/01/2025 (C)(D)	100	88
Boeing
4.875%, 02/15/2020	210	215
3.625%, 03/01/2048	23	21
3.550%, 03/01/2038	217	204
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	121
5.400%, 06/01/2041	50	57
4.150%, 12/15/2048 (D)	150	146
4.050%, 06/15/2048	662	638
3.450%, 09/15/2021	91	92

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Canadian Pacific Railway
6.125%, 09/15/2115	$44	$51
Caterpillar Financial Services MTN
2.750%, 08/20/2021	1,025	1,012
Catholic Health Initiatives
4.350%, 11/01/2042	110	100
Cintas No. 2
3.700%, 04/01/2027	400	391
2.900%, 04/01/2022	400	393
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C2
7.256%, 03/15/2020	672	683
Continental Airlines Pass-Through Trust, Ser 2000-1
8.048%, 11/01/2020	120	124
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,723	1,800
Continental Airlines Pass-Through Trust, Ser 2009-2
7.250%, 11/10/2019	118	121
Crowley Conro
4.181%, 08/15/2043	506	526
CSX
4.750%, 11/15/2048	433	438
4.250%, 03/15/2029	361	367
3.950%, 05/01/2050	21	18
DAE Funding
5.750%, 11/15/2023 (C)	190	188
Delta Air Lines
4.375%, 04/19/2028	398	381
3.800%, 04/19/2023	888	874
Delta Air Lines Pass-Through Trust, Ser 2007- 1, Cl A
6.821%, 08/10/2022	426	458
DP World MTN
5.625%, 09/25/2048 (C)	990	931
Eaton
7.625%, 04/01/2024	75	87
4.150%, 11/02/2042	550	516
2.750%, 11/02/2022	900	875
Equifax
3.950%, 06/15/2023	1,612	1,598
FedEx
4.950%, 10/17/2048	671	648
4.550%, 04/01/2046	388	353
4.050%, 02/15/2048	980	821
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	2,354	1,972
2.342%, 11/15/2020	3,540	3,416

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	29

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Electric
4.500%, 03/11/2044 (D)	$1,178	$961
2.100%, 12/11/2019	30	29
General Electric MTN
6.875%, 01/10/2039	1,216	1,271
6.150%, 08/07/2037	394	384
6.000%, 08/07/2019	185	187
5.875%, 01/14/2038	813	777
5.550%, 01/05/2026 (D)	1,740	1,702
5.500%, 01/08/2020 (D)	2,935	2,970
5.300%, 02/11/2021 (D)	293	293
4.650%, 10/17/2021	1,235	1,239
4.625%, 01/07/2021 (D)	2,515	2,522
4.375%, 09/16/2020	40	40
3.096%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	2,400	1,610
2.200%, 01/09/2020	43	42
Harris
5.054%, 04/27/2045	270	278
4.854%, 04/27/2035	80	79
IHS Markit
5.000%, 11/01/2022 (C)	750	757
4.750%, 08/01/2028	1,215	1,190
International Lease Finance
8.625%, 01/15/2022	180	200
5.875%, 04/01/2019	400	402
L3 Technologies
4.400%, 06/15/2028	2,190	2,190
Lockheed Martin
4.500%, 05/15/2036	90	93
4.070%, 12/15/2042	91	87
3.550%, 01/15/2026	1,410	1,399
3.350%, 09/15/2021	875	881
3.100%, 01/15/2023	50	49
Northrop Grumman
4.030%, 10/15/2047 (D)	938	853
3.250%, 08/01/2023 (D)	3,015	2,967
3.250%, 01/15/2028	3,310	3,088
2.930%, 01/15/2025	862	818
2.550%, 10/15/2022	1,459	1,412
2.080%, 10/15/2020	826	810
Park Aerospace Holdings
5.500%, 02/15/2024 (C)	140	135
5.250%, 08/15/2022 (C)	80	78
Raytheon
3.125%, 10/15/2020	430	431
Republic Services
3.950%, 05/15/2028	1,225	1,226
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (C)	1,045	1,026
2.000%, 09/15/2023 (C)	1,030	961

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Union Pacific
4.500%, 09/10/2048	$1,030	$1,016
3.950%, 09/10/2028 (D)	3,065	3,061
3.750%, 07/15/2025	340	343
United Business Media
5.750%, 11/03/2020 (C)	490	502
United Parcel Service
3.050%, 11/15/2027	160	152
2.500%, 04/01/2023	230	224
United Rentals North America
6.500%, 12/15/2026 (D)	180	177
5.500%, 07/15/2025	150	141
4.875%, 01/15/2028	150	132
United Technologies
8.875%, 11/15/2019	110	115
4.625%, 11/16/2048 (D)	441	426
4.500%, 06/01/2042	200	189
4.450%, 11/16/2038	759	739
4.150%, 05/15/2045	59	53
4.125%, 11/16/2028	2,952	2,924
3.950%, 08/16/2025	1,575	1,563
3.750%, 11/01/2046	685	578
3.650%, 08/16/2023	1,693	1,686
3.350%, 08/16/2021	700	698
1.950%, 11/01/2021	85	82
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	653	677
Valmont Industries
5.250%, 10/01/2054	344	307
5.000%, 10/01/2044	347	307
Wabtec
4.700%, 09/15/2028	781	733
4.150%, 03/15/2024	590	570
Waste Management
7.375%, 05/15/2029	330	408
4.600%, 03/01/2021	90	93
3.500%, 05/15/2024	370	369

		87,487

Information Technology – 1.2%
Apple
4.650%, 02/23/2046	270	286
4.500%, 02/23/2036	357	375
4.375%, 05/13/2045	692	703
4.250%, 02/09/2047	1,170	1,166
3.850%, 05/04/2043	1,380	1,307
3.450%, 02/09/2045 (D)	31	28
3.200%, 05/13/2025	281	276
3.200%, 05/11/2027	1,551	1,497
2.850%, 05/06/2021	113	113
2.850%, 05/11/2024	672	656

30	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.450%, 08/04/2026 (D)	$1,410	$1,303
2.150%, 02/09/2022	82	80
2.000%, 11/13/2020	500	493
1.550%, 08/04/2021	230	223
Avnet
3.750%, 12/01/2021	1,000	1,006
Broadcom
3.875%, 01/15/2027	50	45
3.125%, 01/15/2025	420	379
2.375%, 01/15/2020	3,005	2,967
CommScope Technologies
5.000%, 03/15/2027 (C)	130	105
Dell International
8.350%, 07/15/2046 (C)	1,590	1,721
6.020%, 06/15/2026 (C)(D)	39	39
4.420%, 06/15/2021 (C)	1,890	1,887
3.480%, 06/01/2019 (C)	3,785	3,774
First Data
5.000%, 01/15/2024 (C)(D)	230	221
Fiserv
4.200%, 10/01/2028	816	814
3.800%, 10/01/2023	410	413
Hewlett Packard Enterprise
6.350%, 10/15/2045	522	487
Intel
3.734%, 12/08/2047 (D)	130	120
3.700%, 07/29/2025	223	225
3.300%, 10/01/2021	35	36
3.100%, 07/29/2022	35	35
Marvell Technology Group
4.200%, 06/22/2023	810	808
Mastercard
3.375%, 04/01/2024	250	252
Microsoft
4.750%, 11/03/2055	43	48
4.500%, 02/06/2057	430	458
4.250%, 02/06/2047	1,108	1,163
4.100%, 02/06/2037 (D)	1,125	1,154
4.000%, 02/12/2055	308	302
3.950%, 08/08/2056	240	234
3.750%, 02/12/2045 (D)	130	126
3.700%, 08/08/2046	170	163
3.625%, 12/15/2023 (D)	89	92
3.500%, 02/12/2035	1,012	966
3.450%, 08/08/2036	30	28
3.300%, 02/06/2027 (D)	2,266	2,244
2.875%, 02/06/2024	1,010	1,001
2.700%, 02/12/2025	250	242
2.400%, 02/06/2022 (D)	600	593
2.400%, 08/08/2026 (D)	1,700	1,585
2.375%, 02/12/2022	20	20
2.375%, 05/01/2023 (D)	20	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.000%, 08/08/2023	$892	$858
1.550%, 08/08/2021	400	389
NXP BV
5.550%, 12/01/2028 (C)	494	505
5.350%, 03/01/2026 (C)	530	539
4.875%, 03/01/2024 (C)	600	603
4.625%, 06/01/2023 (C)	2,095	2,053
3.875%, 09/01/2022 (C)	699	671
Oracle
3.900%, 05/15/2035	1,720	1,646
3.800%, 11/15/2037	265	248
2.950%, 11/15/2024	260	253
2.625%, 02/15/2023	485	473
QUALCOMM
2.600%, 01/30/2023	910	876
salesforce.com
3.700%, 04/11/2028	670	674
3.250%, 04/11/2023	480	482
Tencent Holdings MTN
3.595%, 01/19/2028 (C)	570	536
Texas Instruments
4.150%, 05/15/2048	300	299
Visa
4.300%, 12/14/2045 (D)	690	713
3.650%, 09/15/2047 (D)	855	805
3.150%, 12/14/2025 (D)	1,410	1,386
2.800%, 12/14/2022	150	148
2.200%, 12/14/2020	80	79

		48,515

Materials – 1.1%
Air Liquide Finance
2.250%, 09/27/2023 (C)	590	563
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (C)	270	274
6.125%, 05/15/2028 (C)	200	192
Amcor Finance USA
4.500%, 05/15/2028 (C)	360	358
3.625%, 04/28/2026 (C)	2,425	2,296
Anglo American Capital
4.750%, 04/10/2027 (C)	210	201
4.000%, 09/11/2027 (C)	200	181
3.750%, 04/10/2022 (C)	280	274
3.625%, 09/11/2024 (C)	710	671
ArcelorMittal
7.000%, 10/15/2039	120	126
6.250%, 02/25/2022 (D)	120	127
Avery Dennison
4.875%, 12/06/2028	717	723
Barrick
5.250%, 04/01/2042	80	80

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	31

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Barrick North America Finance
5.750%, 05/01/2043	$290	$304
5.700%, 05/30/2041	937	988
Berry Global
4.500%, 02/15/2026 (C)	50	46
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/2075 (C)	830	861
5.000%, 09/30/2043 (D)	410	448
4.125%, 02/24/2042	40	38
2.875%, 02/24/2022	50	49
Braskem America Finance
7.125%, 07/22/2041 (C)	780	846
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (C)	940	869
CF Industries
4.500%, 12/01/2026 (C)	731	714
3.400%, 12/01/2021 (C)	1,087	1,066
Dow Chemical
5.550%, 11/30/2048 (C)(D)	41	41
5.250%, 11/15/2041 (D)	25	25
4.800%, 11/30/2028 (C)(D)	897	913
3.000%, 11/15/2022	2,040	1,979
DowDuPont
5.419%, 11/15/2048	397	412
4.725%, 11/15/2028	1,095	1,131
4.493%, 11/15/2025	2,235	2,301
4.205%, 11/15/2023	1,095	1,119
3.766%, 11/15/2020	1,155	1,166
Eastman Chemical
4.650%, 10/15/2044	221	198
EI du Pont de Nemours
3.071%, VAR ICE LIBOR USD 3 Month+0.530%, 05/01/2020	855	855
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (C)	780	754
Freeport-McMoRan
6.875%, 02/15/2023	50	52
5.450%, 03/15/2043	195	148
4.550%, 11/14/2024 (D)	40	37
4.000%, 11/14/2021	640	622
3.875%, 03/15/2023 (D)	20	19
Glencore Funding
4.125%, 05/30/2023 (C)	260	255
4.000%, 03/27/2027 (C)(D)	1,210	1,102
2.875%, 04/16/2020 (C)	140	139
Goldcorp
5.450%, 06/09/2044	275	272
International Paper
5.150%, 05/15/2046	933	876
4.350%, 08/15/2048	313	268

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
LyondellBasell Industries
5.750%, 04/15/2024	$200	$214
Nacional del Cobre de Chile
3.625%, 08/01/2027 (C)	680	648
Nucor
4.400%, 05/01/2048	179	173
3.950%, 05/01/2028	232	229
Nutrien
4.875%, 03/30/2020	280	285
OCP
4.500%, 10/22/2025 (C)	1,940	1,858
Reynolds Group
6.875%, 02/15/2021	62	62
Reynolds Group Issuer
5.125%, 07/15/2023 (C)	170	162
Sherwin-Williams
2.750%, 06/01/2022	508	492
Southern Copper
7.500%, 07/27/2035	115	134
5.875%, 04/23/2045 (D)	435	445
5.250%, 11/08/2042 (D)	2,030	1,929
3.875%, 04/23/2025 (D)	407	393
Suzano Austria GmbH
7.000%, 03/16/2047 (C)	266	273
Syngenta Finance
5.676%, 04/24/2048 (C)	570	471
3.933%, 04/23/2021 (C)	650	641
Teck Resources
6.250%, 07/15/2041	5	5
Vale Overseas
6.875%, 11/21/2036	874	999
6.250%, 08/10/2026	1,222	1,320
Vulcan Materials
4.500%, 06/15/2047	126	107
Westlake Chemical
3.600%, 08/15/2026	361	331
Westrock
4.900%, 03/15/2029 (C)	2,543	2,614
WestRock MWV
7.375%, 09/01/2019	750	767
WestRock RKT
4.000%, 03/01/2023 (D)	70	70
3.500%, 03/01/2020	320	320
WRKCo
4.000%, 03/15/2028 (C)	140	133
3.000%, 09/15/2024 (C)	750	706

		42,760

Real Estate – 1.1%
Alexandria Real Estate Equities
3.450%, 04/30/2025	750	722
2.750%, 01/15/2020	2,591	2,571

32	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Campus Communities Operating Partnership
3.750%, 04/15/2023	$1,350	$1,340
3.625%, 11/15/2027	745	701
American Tower
3.000%, 06/15/2023	1,170	1,126
2.800%, 06/01/2020	500	496
ARC Properties Operating Partnership
3.000%, 02/06/2019	1,000	999
Boston Properties
5.625%, 11/15/2020	450	467
4.500%, 12/01/2028	644	658
3.800%, 02/01/2024	1,250	1,245
3.200%, 01/15/2025	495	473
Brandywine Operating Partnership
3.950%, 11/15/2027	17	16
CC Holdings GS V
3.849%, 04/15/2023	700	693
Crown Castle International
3.200%, 09/01/2024	1,000	949
Digital Realty Trust
3.625%, 10/01/2022	1,260	1,248
Duke Realty
4.375%, 06/15/2022	50	51
ERP Operating
4.625%, 12/15/2021	64	66
4.150%, 12/01/2028	645	657
GLP Capital
5.375%, 04/15/2026	2,410	2,384
5.300%, 01/15/2029	1,903	1,861
5.250%, 06/01/2025	80	79
HCP
4.250%, 11/15/2023	2,080	2,083
4.200%, 03/01/2024	765	767
4.000%, 12/01/2022	450	449
3.150%, 08/01/2022	1,000	976
2.625%, 02/01/2020	28	28
Healthcare Realty Trust
3.875%, 05/01/2025	200	195
3.750%, 04/15/2023	1,400	1,378
Life Storage
3.875%, 12/15/2027	915	871
Mid-America Apartments
4.300%, 10/15/2023	376	385
4.000%, 11/15/2025	450	448
3.750%, 06/15/2024	877	869
3.600%, 06/01/2027	352	340
Public Storage
3.094%, 09/15/2027	774	725
2.370%, 09/15/2022	976	943
Realty Income
3.250%, 10/15/2022	70	69

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Reckson Operating Partnership
7.750%, 03/15/2020	$2,350	$2,459
Regency Centers
4.125%, 03/15/2028	242	239
3.600%, 02/01/2027	357	341
Select Income
4.250%, 05/15/2024	470	453
Simon Property Group
4.375%, 03/01/2021	38	39
SITE Centers
4.625%, 07/15/2022	313	321
4.250%, 02/01/2026 (D)	159	156
STORE Capital
4.500%, 03/15/2028	1,382	1,335
Tanger Properties
3.875%, 12/01/2023	479	472
3.750%, 12/01/2024	435	422
UDR
3.700%, 10/01/2020	675	678
Ventas Realty
4.125%, 01/15/2026	29	29
3.850%, 04/01/2027	500	482
2.700%, 04/01/2020	1,450	1,438
Washington Prime Group
5.950%, 08/15/2024 (D)	339	297
Welltower
6.125%, 04/15/2020	525	542
4.950%, 01/15/2021	820	839
4.500%, 01/15/2024	102	105
4.000%, 06/01/2025	625	617
3.750%, 03/15/2023	500	499

		41,091

Utilities – 2.3%
AEP Texas
6.650%, 02/15/2033	500	633
AEP Texas Central Transition Funding II
5.306%, 07/01/2020	371	377
Alabama Power
3.700%, 12/01/2047	1,810	1,650
Alliant Energy Finance
4.250%, 06/15/2028 (C)	589	585
Ameren Illinois
4.500%, 03/15/2049	543	574
American Transmission Systems
5.000%, 09/01/2044 (C)	195	208
Appalachian Power
3.300%, 06/01/2027	236	226
Arizona Public Service
2.200%, 01/15/2020	20	20
Berkshire Hathaway Energy
3.750%, 11/15/2023	156	158

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	33

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Boston Gas
4.487%, 02/15/2042 (C)	$35	$35
Carolina Power & Light
5.300%, 01/15/2019	175	175
2.800%, 05/15/2022	25	25
CenterPoint Energy
3.600%, 11/01/2021	595	596
Cleco Power
6.000%, 12/01/2040	700	790
Comision Federal de Electricidad
4.750%, 02/23/2027 (C)	240	226
Consolidated Edison of New York
4.650%, 12/01/2048	1,500	1,558
4.450%, 03/15/2044	1,500	1,497
Dominion Energy
4.250%, 06/01/2028	668	670
3.288%, VAR ICE LIBOR USD 3 Month+0.550%, 06/01/2019 (C)	1,000	999
2.000%, 08/15/2021	516	496
1.600%, 08/15/2019	678	671
Dominion Energy Gas Holdings
4.800%, 11/01/2043	51	51
DTE Energy
1.500%, 10/01/2019	885	872
Duke Energy
3.950%, 08/15/2047	130	117
3.550%, 09/15/2021	76	76
3.150%, 08/15/2027	540	504
2.400%, 08/15/2022	340	327
1.800%, 09/01/2021	953	912
Duke Energy Carolinas
4.300%, 06/15/2020	39	40
4.250%, 12/15/2041	628	629
4.000%, 09/30/2042	1,000	961
3.750%, 06/01/2045	680	627
Duke Energy Florida
3.850%, 11/15/2042	380	355
3.200%, 01/15/2027	1,080	1,045
Duke Energy Indiana
4.200%, 03/15/2042	30	29
3.750%, 07/15/2020	52	53
Duke Energy Progress
4.100%, 05/15/2042	425	412
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	1,950	2,033
3.616%, 08/01/2027 (C)	1,115	1,050
Electricite de France
6.000%, 01/22/2114 (C)	226	221
5.000%, 09/21/2048 (C)	295	261
4.875%, 09/21/2038 (C)	590	539
Emera US Finance
4.750%, 06/15/2046	440	423

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.550%, 06/15/2026	$358	$340
2.150%, 06/15/2019	2,049	2,032
Enel Finance International
4.875%, 06/14/2029 (C)	515	491
4.625%, 09/14/2025 (C)	1,310	1,257
4.250%, 09/14/2023 (C)	975	954
Entergy
5.125%, 09/15/2020	400	408
Entergy Texas
7.125%, 02/01/2019	2,500	2,507
Eversource Energy
2.900%, 10/01/2024	1,610	1,543
Exelon
5.625%, 06/15/2035	760	820
3.950%, 06/15/2025	375	370
2.850%, 06/15/2020	1,090	1,081
FirstEnergy
4.850%, 07/15/2047	181	181
4.250%, 03/15/2023	340	345
3.900%, 07/15/2027	940	911
FirstEnergy, Ser C
7.375%, 11/15/2031	3,685	4,656
FirstEnergy Transmission
5.450%, 07/15/2044 (C)	184	200
Indiana Michigan Power
4.550%, 03/15/2046	686	691
IPALCO Enterprises
3.700%, 09/01/2024	864	841
ITC Holdings
4.050%, 07/01/2023	1,152	1,171
3.650%, 06/15/2024	633	629
Jersey Central Power & Light
7.350%, 02/01/2019	100	100
4.700%, 04/01/2024 (C)	700	729
Kansas City Power & Light
5.300%, 10/01/2041	100	113
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	3,018
KeySpan Gas East
2.742%, 08/15/2026 (C)	1,025	954
Metropolitan Edison
3.500%, 03/15/2023 (C)	2,775	2,760
MidAmerican Energy
4.800%, 09/15/2043	830	909
4.250%, 05/01/2046	700	711
Mid-Atlantic Interstate Transmission
4.100%, 05/15/2028 (C)	865	859
Mississippi Power
3.950%, 03/30/2028	899	887
3.472%, VAR ICE LIBOR USD 3 Month+0.650%, 03/27/2020	2,100	2,097

34	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NextEra Energy Capital Holdings
3.062%, VAR ICE LIBOR USD 3 Month+0.480%, 05/04/2021	$4,400	$4,357
2.300%, 04/01/2019	500	499
NiSource
5.800%, 02/01/2042	149	165
2.650%, 11/17/2022	600	575
Oncor Electric Delivery
5.750%, 03/15/2029 (C)	565	659
5.250%, 09/30/2040 (D)	250	285
4.550%, 12/01/2041	690	720
Pacific Gas & Electric
6.050%, 03/01/2034	1,254	1,162
5.800%, 03/01/2037	836	775
5.400%, 01/15/2040	42	37
4.750%, 02/15/2044	127	104
4.500%, 12/15/2041	48	38
4.250%, 03/15/2046	181	141
3.500%, 10/01/2020 (D)	440	419
3.300%, 03/15/2027	625	514
3.300%, 12/01/2027	553	451
3.250%, 09/15/2021	12	11
2.491%, 03/01/2026 (A)	537	442
PECO Energy
4.150%, 10/01/2044	1,140	1,148
Pennsylvania Electric
5.200%, 04/01/2020	200	205
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (C)	500	502
5.450%, 05/21/2028 (C)	250	253
4.125%, 05/15/2027 (C)	670	620
PPL Capital Funding
3.100%, 05/15/2026	531	498
Progress Energy
3.150%, 04/01/2022	280	276
Public Service Electric & Gas MTN
3.700%, 05/01/2028	1,545	1,570
Public Service of New Hampshire
3.500%, 11/01/2023	515	519
Sempra Energy
4.000%, 02/01/2048	1,398	1,200
2.900%, 02/01/2023	1,103	1,072
South Carolina Electric & Gas
4.500%, 06/01/2064	101	93
4.250%, 08/15/2028 (D)	1,049	1,088
3.500%, 08/15/2021	530	531
Southern
2.150%, 09/01/2019	1,470	1,461
Southern California Edison
4.125%, 03/01/2048	1,752	1,659
4.050%, 03/15/2042	5	4
3.700%, 08/01/2025	524	523

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 10/01/2023	$295	$294
Southern Gas Capital
4.400%, 05/30/2047	500	468
Southwestern Electric Power
3.900%, 04/01/2045	236	212
3.850%, 02/01/2048	270	240
2.750%, 10/01/2026	168	155
Texas-New Mexico Power
9.500%, 04/01/2019 (C)	1,100	1,117
Virginia Electric & Power
4.650%, 08/15/2043	585	608
4.600%, 12/01/2048	312	325
2.950%, 01/15/2022	330	326
2.750%, 03/15/2023	500	488
WEC Energy Group
3.375%, 06/15/2021	1,000	999
Wisconsin Public Service
3.350%, 11/21/2021	410	414

		88,493

Total Corporate Obligations (Cost $1,237,934) ($ Thousands)		1,214,822

U.S. TREASURY OBLIGATIONS – 22.6%
U.S. Treasury Bills (A)
2.379%, 03/28/2019	1,507	1,499
2.194%, 02/21/2019	3,230	3,219
U.S. Treasury Bonds
3.750%, 11/15/2043	12,793	14,449
3.375%, 11/15/2048	63,983	68,422
3.125%, 05/15/2048	29,333	29,890
3.000%, 11/15/2045	472	471
3.000%, 02/15/2047	988	985
3.000%, 05/15/2047	12,690	12,635
3.000%, 02/15/2048	731	727
3.000%, 08/15/2048	22,376	22,270
2.875%, 08/15/2045	39,890	38,852
2.875%, 11/15/2046	5,425	5,275
2.750%, 11/15/2042	3,110	2,974
2.750%, 08/15/2047	5,957	5,642
2.750%, 11/15/2047	11,301	10,693
2.500%, 02/15/2045	52,160	47,270
2.500%, 02/15/2046	41,240	37,232
2.500%, 05/15/2046	16,298	14,698
2.000%, 02/15/2025	200	193
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	618	638
1.000%, 02/15/2048	7,645	7,245
0.750%, 07/15/2028	8,926	8,737
0.750%, 02/15/2042	2,429	2,203
0.625%, 04/15/2023	12,207	12,004

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	35

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.625%, 02/15/2043	$1,507	$1,321
0.375%, 07/15/2025	2,666	2,570
0.125%, 07/15/2024	3,062	2,936
U.S. Treasury Notes
3.125%, 11/15/2028	77,181	80,057
2.875%, 10/31/2020	2,744	2,761
2.875%, 10/15/2021	41,360	41,796
2.875%, 11/15/2021	22,159	22,406
2.875%, 09/30/2023	432	439
2.875%, 10/31/2023	82,600	83,974
2.875%, 11/30/2023	10,875	11,064
2.875%, 04/30/2025	4,570	4,649
2.875%, 05/31/2025	2,130	2,167
2.875%, 11/30/2025	11,469	11,675
2.875%, 05/15/2028	3,354	3,405
2.875%, 08/15/2028	875	889
2.750%, 09/30/2020	6,860	6,886
2.750%, 11/30/2020	1,373	1,379
2.750%, 08/15/2021	26,477	26,656
2.750%, 04/30/2023	1,025	1,036
2.750%, 02/15/2028	24,294	24,419
2.625%, 08/31/2020	300	300
2.625%, 07/15/2021	8,458	8,488
2.625%, 12/15/2021	12,850	12,908
2.625%, 12/31/2023	16,983	17,072
2.500%, 05/31/2020	21,180	21,161
2.500%, 06/30/2020	17,260	17,247
2.375%, 04/30/2020	5,575	5,560
2.375%, 01/31/2023	2,149	2,139
2.250%, 11/15/2025	814	796
2.125%, 08/31/2020	3,070	3,050
2.000%, 10/31/2022	278	273
2.000%, 11/15/2026	1,427	1,362
1.875%, 12/31/2019	1,745	1,732
1.875%, 01/31/2022	5,951	5,845
1.875%, 08/31/2022	320	313
1.750%, 05/15/2022	8,611	8,409
1.625%, 07/31/2020	1,555	1,533
1.625%, 10/15/2020	6,015	5,921
1.625%, 08/31/2022	15,707	15,236
1.500%, 02/28/2019	24,400	24,365
1.500%, 05/15/2020	16,625	16,389
1.500%, 05/31/2020	8,020	7,902
1.500%, 06/15/2020	13,275	13,082
1.500%, 07/15/2020	1,800	1,772
1.375%, 04/30/2020	3,560	3,505
1.375%, 08/31/2020	3,255	3,194
1.375%, 09/30/2020	6,890	6,755
1.375%, 05/31/2021	570	555

Total U.S. Treasury Obligations (Cost $880,039) ($ Thousands)		887,572

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES – 8.4%

Automotive – 1.0%
Ally Auto Receivables Trust, Ser 2015-1, Cl A4
1.750%, 05/15/2020	$253	$253
Ally Auto Receivables Trust, Ser 2015-2, Cl A4
1.840%, 06/15/2020	297	297
Ally Auto Receivables Trust, Ser 2017-1, Cl A3
1.700%, 06/15/2021	1,065	1,058
Americredit Automobile Receivables Trust, Ser 2018-1, Cl A3
3.070%, 12/19/2022	540	540
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (C)	545	540
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A4
2.130%, 05/20/2020	110	110
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	515	513
Capital Auto Receivables Asset Trust, Ser 2016-2, Cl A4
1.630%, 01/20/2021	201	200
Drive Auto Receivables Trust, Ser 2016-CA, Cl C
3.020%, 11/15/2021 (C)	2,695	2,694
Ford Credit Auto Lease Trust, Ser 2017-A, Cl A3
1.880%, 04/15/2020	642	641
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	1,665	1,660
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (C)	1,705	1,693
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	2,295	2,271
Ford Credit Auto Owner Trust, Ser 2015-A, Cl A4
1.640%, 06/15/2020	143	142
Ford Credit Auto Owner Trust, Ser 2017-1, Cl A
2.620%, 08/15/2028 (C)	444	438
Ford Credit Auto Owner Trust, Ser 2017-A, Cl A4
1.920%, 04/15/2022	774	762
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (C)	1,806	1,792
Ford Credit Auto Owner Trust, Ser 2018-2, Cl A
3.470%, 01/15/2030 (C)	1,039	1,048

36	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	$395	$391
Foursight Capital Automobile Receivables Trust, Ser 2018-1, Cl A3
3.240%, 09/15/2022 (C)	800	800
GM Financial Consumer Automobile Receivables Trust, Ser 2018-3, Cl A2A
2.740%, 07/16/2021	990	988
Hertz Fleet Lease Funding, Ser 2017-1, Cl A2
2.130%, 04/10/2031 (C)	498	494
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (C)	1,160	1,150
Hertz Vehicle Financing II, Ser 2015-1A, Cl C
4.350%, 03/25/2021 (C)	650	648
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (C)	2,188	2,157
Hertz Vehicle Financing II, Ser 2016-2A, Cl A
2.950%, 03/25/2022 (C)	810	800
Hertz Vehicle Financing II, Ser 2016-3A, Cl B
3.110%, 07/25/2020 (C)	487	486
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (C)	1,016	1,006
Hertz Vehicle Financing II, Ser 2017-2A, Cl A
3.290%, 10/25/2023 (C)	1,621	1,600
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (C)	1,790	1,775
Hertz Vehicle Financing, Ser 2018-2A, Cl A
3.650%, 06/27/2022 (C)	1,028	1,036
Hertz Vehicle Financing, Ser 2018-3A, Cl A
4.030%, 07/25/2024 (C)	1,766	1,795
Hyundai Auto Receivables Trust, Ser 2017-A, Cl A2A
1.480%, 02/18/2020	117	117
Hyundai Auto Receivables Trust, Ser 2018-B, Cl A2
3.040%, 06/15/2021	300	300
Mercedes-Benz Auto Lease Trust, Ser 2017-A, Cl A3
1.790%, 04/15/2020	2,045	2,039
Nissan Auto Receivables Owner Trust, Ser 2018-C, Cl A2A
3.070%, 10/15/2021	455	456
Prestige Auto Receivables Trust, Ser 2017-1A, Cl B
2.390%, 05/16/2022 (C)	3,335	3,308
World Omni Auto Receivables Trust, Ser 2016-A, Cl A4
1.950%, 05/16/2022	1,052	1,040

		39,038

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Credit Cards – 0.4%
American Express Credit Account Master Trust, Ser 2017-4, Cl A
1.640%, 12/15/2021	$1,390	$1,383
American Express Credit Account Master Trust, Ser 2018-9, Cl A
2.835%, VAR ICE LIBOR USD 1 Month+0.380%, 04/15/2026	501	498
Capital One Multi-Asset Execution Trust, Ser 2017-A1, Cl A1
2.000%, 01/17/2023	475	470
Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4
1.990%, 07/17/2023	1,100	1,083
Citibank Credit Card Issuance Trust, Ser 2017-A3, Cl A3
1.920%, 04/07/2022	1,635	1,614
Discover Card Execution Note Trust, Ser 2014-A4, Cl A4
2.120%, 12/15/2021	754	751
Discover Card Execution Note Trust, Ser 2018-A5, Cl A5
3.320%, 03/15/2024	925	936
Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl A
3.470%, 05/15/2026	397	402
World Financial Network Credit Card Master Trust, Ser 2015-B, Cl A
2.550%, 06/17/2024	99	98
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/2025	2,798	2,725
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023	661	654
World Financial Network Credit Card Master Trust, Ser 2017-A, Cl A
2.120%, 03/15/2024	1,577	1,556
World Financial Network Credit Card Master Trust, Ser 2017-C, Cl A
2.310%, 08/15/2024	1,624	1,601

		13,771

Mortgage Related Securities – 0.4%
ACE Securities Home Equity Loan Trust, Ser 2006-NC1, Cl A1
2.946%, VAR ICE LIBOR USD 1 Month+0.440%, 12/25/2035	348	348
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
3.365%, VAR ICE LIBOR USD 1 Month+1.050%, 10/27/2008	505	473

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	37

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
2.756%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	$871	$868
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2003-9, Cl AV1
3.266%, VAR ICE LIBOR USD 1 Month+0.760%, 09/25/2033	106	105
Argent Securities, Ser 2003-W5, Cl M1
3.556%, VAR ICE LIBOR USD 1 Month+1.050%, 10/25/2033	152	152
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
3.290%, VAR ICE LIBOR USD 1 Month+0.975%, 12/25/2034	429	429
Centex Home Equity, Ser 2006-A, Cl AV4
2.756%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	1,899	1,890
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
5.070%, 04/25/2034	303	308
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	12	12
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl A2D
2.746%, VAR ICE LIBOR USD 1 Month+0.240%, 08/25/2036	2,999	2,987
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
2.786%, VAR ICE LIBOR USD 1 Month+0.280%, 05/25/2037	5,500	4,640
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
3.181%, VAR ICE LIBOR USD 1 Month+0.675%, 12/25/2034	595	579
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
3.035%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (C)	124	120
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
3.241%, VAR ICE LIBOR USD 1 Month+0.735%, 07/25/2035	606	606
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
2.946%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	680	679
Option One Mortgage Loan Trust, Ser 2006-1, Cl 1A1
2.726%, VAR ICE LIBOR USD 1 Month+0.220%, 01/25/2036	1,743	1,724

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.654%, 06/25/2033	$5	$5
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	27	26

		15,951

Other Asset-Backed Securities – 6.6%
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
3.606%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (C)	1,862	1,872
Airspeed, Ser 2007-1A, Cl G2
2.735%, VAR LIBOR USD 1 Month+0.280%, 06/15/2032 (C)	151	144
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (C)	350	345
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2005-R10, Cl M1
2.916%, VAR ICE LIBOR USD 1 Month+0.410%, 01/25/2036	1,430	1,428
Babson CLO, Ser 2017-IA, Cl AR
3.269%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (C)	1,175	1,164
Brazos Higher Education Authority, Ser 2010-1, Cl A2
3.877%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	3,050	3,114
Brazos Higher Education Authority, Ser 2011-2, Cl A3
3.490%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	2,150	2,174
BSPRT Issuer, Ser 2018-FL4, Cl A
3.505%, VAR ICE LIBOR USD 1 Month+1.050%, 09/15/2035 (C)	975	973
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
2.936%, VAR ICE LIBOR USD 1 Month+0.430%, 02/25/2031 (C)	60	58
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.047%, 11/25/2034	59	61
CIT Education Loan Trust, Ser 2007-1, Cl A
2.912%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (C)	1,379	1,344
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.362%, 03/25/2037	1,970	2,038
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl M1
5.362%, 03/25/2037	1,430	1,458

38	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
College Avenue Student Loans, Ser 2017-A, Cl A1
4.156%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	$922	$935
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	634	644
Commonbond Student Loan Trust, Ser 2018-BGS, Cl A1
3.560%, 09/25/2045 (C)	3,887	3,891
Commonbond Student Loan Trust, Ser 2018-CGS, Cl A1
3.870%, 02/25/2046 (C)	2,000	2,004
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)	1,487	1,511
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
3.006%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2034	511	503
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
3.046%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	380	377
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
3.306%, VAR ICE LIBOR USD 1 Month+0.800%, 10/25/2047	2,112	2,072
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
2.595%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	512	482
CSMC Trust, Ser 2017-RPL1, Cl M2
3.096%, 07/25/2057 (B)(C)	1,760	1,429
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
2.755%, VAR ICE LIBOR USD 1 Month+0.300%, 02/15/2034	119	119
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/2040 (C)	225	225
Dryden 61 CLO, Ser 2018-61A, Cl A1
3.597%, VAR ICE LIBOR USD 3 Month+1.160%, 01/17/2032 (C)	1,250	1,242
Dryden 71 CLO, Ser 2019-71A, Cl A
3.842%, VAR ICE LIBOR USD 3 Month+1.150%, 01/15/2029 (C)	3,000	3,000
Dryden XXVI Senior Loan Fund, Ser 2018- 26A, Cl AR
3.336%, VAR ICE LIBOR USD 3 Month+0.900%, 04/15/2029 (C)	1,150	1,136
Earnest Student Loan Program, Ser 2016-D, Cl A2
2.720%, 01/25/2041 (C)	505	500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Educational Funding of the South, Ser 2011-1, Cl A2
3.140%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	$1,075	$1,082
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
3.241%, VAR ICE LIBOR USD 1 Month+0.735%, 10/25/2035	305	305
Finance of America Structured Securities Trust, Ser 2017-HB1, Cl A
2.321%, 11/25/2027 (B)(C)	2,043	2,039
Finance of America Structured Securities Trust, Ser 2018-HB1, Cl M2
4.087%, 09/25/2028 (B)(C)	2,000	2,024
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
3.506%, VAR ICE LIBOR USD 1 Month+1.000%, 08/25/2034	552	537
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF8, Cl M1
3.241%, VAR ICE LIBOR USD 1 Month+0.735%, 09/25/2035	1,015	1,017
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl A1
1.550%, 07/15/2021	1,350	1,340
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	2,000	2,005
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	944	930
GoldenTree Loan Opportunities IX, Ser 2018-9A, Cl AR2
3.619%, VAR ICE LIBOR USD 3 Month+1.110%, 10/29/2029 (C)	3,000	2,987
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
5.631%, 02/20/2032 (B)	25	25
GSAMP Trust, Ser 2003-SEA, Cl A1
2.906%, VAR ICE LIBOR USD 1 Month+0.400%, 02/25/2033	838	824
GSAMP Trust, Ser 2006-HE1, Cl A2D
2.816%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	707	707
GSAMP Trust, Ser 2006-HE3, Cl A2D
2.756%, VAR ICE LIBOR USD 1 Month+0.250%, 05/25/2046	3,300	3,085
GSAMP Trust, Ser 2006-NC1, Cl A3
2.796%, VAR ICE LIBOR USD 1 Month+0.290%, 02/25/2036	2,178	2,169
Higher Education Funding, Ser 2014-1, Cl A
3.739%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	1,955	1,971

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	39

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/2028 (C)	$1,001	$990
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
2.686%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	249	248
HSI Asset Securitization Trust, Ser 2006-OPT4, Cl 1A1
2.676%, VAR ICE LIBOR USD 1 Month+0.170%, 03/25/2036	1,481	1,469
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	998	1,032
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,342	1,336
LCM XXI, Ser 2018-21A, Cl AR
3.349%, VAR ICE LIBOR USD 3 Month+0.880%, 04/20/2028 (C)	1,290	1,279
Lehman Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	61	61
Magnetite VII, Ser 2018-7A, Cl A1R2
3.236%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (C)	1,000	981
Magnetite XI, Ser 2017-11A, Cl A1R
3.565%, VAR ICE LIBOR USD 3 Month+1.120%, 01/18/2027 (C)	1,730	1,729
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,366	2,480
Morgan Stanley Resecuritization Trust, Ser 2015-R7, Cl 1BXA
9.095%, 02/26/2029 (B)(C)	930	1,010
Nationstar HECM Loan Trust, Ser 2018-1A, Cl M2
3.469%, 02/25/2028 (B)(C)	1,115	1,115
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
4.055%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (C)	1,330	1,372
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
3.155%, VAR ICE LIBOR USD 1 Month+0.700%, 09/16/2024 (C)	324	325
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (C)	647	646
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
4.605%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	673	700

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust, Ser 2017-A, Cl A2B
3.355%, VAR ICE LIBOR USD 1 Month+0.900%, 12/16/2058 (C)	$1,884	$1,884
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2B
3.175%, VAR ICE LIBOR USD 1 Month+0.720%, 12/15/2059 (C)	809	804
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (C)	475	468
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (C)	526	530
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	2,219	2,236
Navient Student Loan Trust, Ser 2014-1, Cl A3
3.016%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	4,823	4,798
Navient Student Loan Trust, Ser 2014-2, Cl A
3.146%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/2083	2,823	2,807
Navient Student Loan Trust, Ser 2014-3, Cl A
3.126%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	2,889	2,856
Navient Student Loan Trust, Ser 2014-4, Cl A
3.126%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	2,006	1,979
Navient Student Loan Trust, Ser 2015-1, Cl A2
3.106%, VAR ICE LIBOR USD 1 Month+0.600%, 04/25/2040	854	849
Navient Student Loan Trust, Ser 2016-1A, Cl A
3.206%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/2070 (C)	726	725
Navient Student Loan Trust, Ser 2016-2A, Cl A3
4.006%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2065 (C)	1,270	1,312
Navient Student Loan Trust, Ser 2016-3A, Cl A2
3.356%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (C)	576	578
Navient Student Loan Trust, Ser 2017-1A, Cl A2
3.256%, VAR ICE LIBOR USD 1 Month+0.750%, 07/26/2066 (C)	632	634
Navient Student Loan Trust, Ser 2017-3A, Cl A3
3.556%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (C)	2,900	2,929

40	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2017-4A, Cl A2
3.006%, VAR ICE LIBOR USD 1 Month+0.500%, 09/27/2066 (C)	$859	$860
Navient Student Loan Trust, Ser 2018-EA, Cl A2
4.000%, 12/15/2059 (C)	1,170	1,196
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
2.670%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	836	827
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
2.650%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	1,489	1,465
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
2.600%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	3,542	3,494
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
2.924%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	3,205	3,172
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
2.944%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	4,133	4,102
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
3.004%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	617	604
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
3.172%, VAR ICE LIBOR USD 3 Month+0.350%, 03/25/2026 (C)	75	74
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
4.327%, VAR ICE LIBOR USD 3 Month+1.650%, 11/25/2024	430	433
Nelnet Student Loan Trust, Ser 2010-2A, Cl A
3.672%, VAR ICE LIBOR USD 3 Month+0.850%, 09/25/2048 (C)	3,078	3,118
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
3.306%, VAR ICE LIBOR USD 1 Month+0.800%, 04/25/2046 (C)	345	348
Nelnet Student Loan Trust, Ser 2011-1A, Cl A
3.356%, VAR ICE LIBOR USD 1 Month+0.850%, 02/25/2048 (C)	415	419
Nelnet Student Loan Trust, Ser 2012-4A, Cl A
3.206%, VAR ICE LIBOR USD 1 Month+0.700%, 09/27/2038 (C)	3,412	3,435
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
3.106%, VAR ICE LIBOR USD 1 Month+0.600%, 10/27/2036 (C)	1,198	1,193
Nelnet Student Loan Trust, Ser 2013-1A, Cl A
3.106%, VAR ICE LIBOR USD 1 Month+0.600%, 06/25/2041 (C)	980	985
Nelnet Student Loan Trust, Ser 2014-1A, Cl A
3.076%, VAR ICE LIBOR USD 1 Month+0.570%, 09/25/2041 (C)	512	512

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
3.356%, VAR ICE LIBOR USD 1 Month+0.850%, 07/27/2037 (C)	$950	$955
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
3.456%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	2,155	2,166
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
3.106%, VAR ICE LIBOR USD 1 Month+0.600%, 09/25/2047 (C)	2,365	2,344
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
3.306%, VAR ICE LIBOR USD 1 Month+0.800%, 09/25/2065 (C)	1,789	1,805
Nelnet Student Loan Trust, Ser 2017-2A, Cl A
3.276%, VAR ICE LIBOR USD 1 Month+0.770%, 09/25/2065 (C)	1,946	1,956
Nelnet Student Loan Trust, Ser 2017-3A, Cl A
3.356%, VAR ICE LIBOR USD 1 Month+0.850%, 02/25/2066 (C)	1,680	1,695
Nelnet Student Loan Trust, Ser 2018-3A, Cl A2
2.946%, VAR ICE LIBOR USD 1 Month+0.440%, 09/27/2066 (C)	486	482
North Carolina State, Education Assistance Authority, Ser 2011-2, Cl A2
3.290%, VAR ICE LIBOR USD 3 Month+0.800%, 07/25/2025	497	500
Octagon Investment Partners 25, Ser 2018-1A, Cl AR
3.269%, VAR ICE LIBOR USD 3 Month+0.800%, 10/20/2026 (C)	910	901
Origen Manufactured Housing, Ser 2006-A, Cl A2
4.043%, 10/15/2037 (B)	1,593	1,487
PFCA Home Equity Investment Trust, Ser 2004-GP2, Cl A
3.897%, 08/25/2035 (B)(C)	1,437	1,412
Prosper Marketplace Issuance Trust, Ser 2017-2A, Cl A
2.410%, 09/15/2023 (C)	36	36
RAMP Trust, Ser 2006-RZ1, Cl M1
2.906%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2036	453	453
RAMP Trust, Ser 2006-RZ3, Cl M1
2.856%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	6,530	6,428
RMF Buyout Issuance Trust, Ser 2018-1, Cl A
3.436%, 11/25/2028 (B)(C)	1,996	1,996
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/11/2028	670	689

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	41

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Scholar Funding Trust, Ser 2011-A, Cl A
3.409%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (C)	$732	$733
SLC Student Loan Trust, Ser 2005-3, Cl A4
2.938%, VAR ICE LIBOR USD 3 Month+0.150%, 12/15/2039	1,240	1,171
SLC Student Loan Trust, Ser 2008-1, Cl A4A
3.934%, VAR ICE LIBOR USD 3 Month+1.600%, 12/15/2032	1,521	1,557
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
3.098%, VAR ICE LIBOR USD 3 Month+0.310%, 12/15/2038	1,560	1,495
SLM Student Loan Trust, Ser 2003-1, Cl A5C
3.538%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	848	830
SLM Student Loan Trust, Ser 2003-10A, Cl A3
3.258%, VAR LIBOR USD 3 Month+0.470%, 12/15/2027 (C)	915	914
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
3.988%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (C)	2,806	2,821
SLM Student Loan Trust, Ser 2005-10, Cl A5
2.620%, VAR ICE LIBOR USD 3 Month+0.130%, 07/26/2021	601	596
SLM Student Loan Trust, Ser 2005-4, Cl A4
2.660%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2040	3,000	2,843
SLM Student Loan Trust, Ser 2006-1, Cl A5
2.600%, VAR ICE LIBOR USD 3 Month+0.110%, 07/26/2021	2,778	2,741
SLM Student Loan Trust, Ser 2006-10, Cl A6
2.640%, VAR ICE LIBOR USD 3 Month+0.150%, 03/25/2044	4,805	4,673
SLM Student Loan Trust, Ser 2006-2, Cl A6
2.660%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2041	524	509
SLM Student Loan Trust, Ser 2006-3, Cl A5
2.590%, VAR ICE LIBOR USD 3 Month+0.100%, 01/25/2021	1,617	1,603
SLM Student Loan Trust, Ser 2006-8, Cl A6
2.650%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	2,440	2,372
SLM Student Loan Trust, Ser 2007-1, Cl A5
2.580%, VAR ICE LIBOR USD 3 Month+0.090%, 01/26/2026	247	246
SLM Student Loan Trust, Ser 2007-2, Cl A4
2.550%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	2,169	2,110
SLM Student Loan Trust, Ser 2007-6, Cl A4
2.870%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	727	727

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2007-7, Cl B
3.240%, VAR ICE LIBOR USD 3 Month+0.750%, 10/27/2070	$1,050	$981
SLM Student Loan Trust, Ser 2008-2, Cl A3
3.085%, VAR ICE LIBOR USD 3 Month+0.750%, 04/25/2023	1,059	1,050
SLM Student Loan Trust, Ser 2008-2, Cl B
3.690%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	685	653
SLM Student Loan Trust, Ser 2008-3, Cl B
3.690%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	685	668
SLM Student Loan Trust, Ser 2008-4, Cl A4
3.985%, VAR ICE LIBOR USD 3 Month+1.650%, 07/25/2022	862	873
SLM Student Loan Trust, Ser 2008-4, Cl B
4.340%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	685	704
SLM Student Loan Trust, Ser 2008-5, Cl A4
4.190%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	272	276
SLM Student Loan Trust, Ser 2008-5, Cl B
4.340%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	685	700
SLM Student Loan Trust, Ser 2008-6, Cl A4
3.590%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	4,211	4,242
SLM Student Loan Trust, Ser 2008-6, Cl B
4.340%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	685	697
SLM Student Loan Trust, Ser 2008-7, Cl B
4.340%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	685	700
SLM Student Loan Trust, Ser 2008-8, Cl B
4.740%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	685	724
SLM Student Loan Trust, Ser 2008-9, Cl A
3.835%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	3,310	3,328
SLM Student Loan Trust, Ser 2008-9, Cl B
4.740%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	685	712
SLM Student Loan Trust, Ser 2009-3, Cl A
3.256%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2045 (C)	706	702
SLM Student Loan Trust, Ser 2010-1, Cl A
2.906%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	479	469
SLM Student Loan Trust, Ser 2012-1, Cl A3
3.456%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	2,336	2,340

42	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2012-2, Cl A
3.206%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	$1,979	$1,967
SLM Student Loan Trust, Ser 2012-6, Cl A3
3.256%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	449	449
SLM Student Loan Trust, Ser 2013-4, Cl A
3.056%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2043	586	584
SLM Student Loan Trust, Ser 2013-B, Cl A2B
3.555%, VAR ICE LIBOR USD 1 Month+1.100%, 06/17/2030 (C)	89	89
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (C)	81	81
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	544	534
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
3.455%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2027 (C)	1,002	1,007
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
3.855%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2027 (C)	490	496
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (C)	1,680	1,680
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
3.955%, VAR ICE LIBOR USD 1 Month+1.500%, 05/15/2031 (C)	2,289	2,341
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	1,445	1,415
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
3.905%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	2,624	2,679
SMB Private Education Loan Trust, Ser 2016-C, Cl A2A
2.340%, 09/15/2034 (C)	2,358	2,279
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
3.555%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	916	922
SMB Private Education Loan Trust, Ser 2017-A, Cl A1
2.905%, VAR ICE LIBOR USD 1 Month+0.450%, 06/17/2024 (C)	1,225	1,225
SMB Private Education Loan Trust, Ser 2017-A, Cl A2B
3.355%, VAR ICE LIBOR USD 1 Month+0.900%, 09/15/2034 (C)	2,778	2,779

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2017-B, Cl A2B
3.205%, VAR ICE LIBOR USD 1 Month+0.750%, 10/15/2035 (C)	$1,738	$1,727
SMB Private Education Loan Trust, Ser 2018-A, Cl A2B
3.255%, VAR ICE LIBOR USD 1 Month+0.800%, 02/15/2036 (C)	710	705
SMB Private Education Loan Trust, Ser 2018-B, Cl A2B
3.175%, VAR ICE LIBOR USD 1 Month+0.720%, 01/15/2037 (C)	1,452	1,442
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (C)	1,375	1,384
SMB Private Education Loan Trust, Ser 2018-C, Cl A2B
3.205%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (C)	1,641	1,627
SoFi Consumer Loan Program Trust, Ser 2017-4, Cl A
2.500%, 05/26/2026 (C)	2,719	2,688
Sofi Consumer Loan Program Trust, Ser 2018-1, Cl A2
3.140%, 02/25/2027 (C)	100	100
Sofi Consumer Loan Program Trust, Ser 2018-2, Cl A2
3.350%, 04/26/2027 (C)	425	424
SoFi Consumer Loan Program Trust, Ser 2018-4, Cl A
3.540%, 11/26/2027 (C)	2,382	2,385
SoFi Consumer Loan Program, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (C)	220	218
Sofi Consumer Loan Program, Ser 2018-1, Cl A1
2.550%, 02/25/2027 (C)	860	855
Sofi Consumer Loan Program, Ser 2018-3, Cl A1
3.200%, 08/25/2027 (C)	2,435	2,430
SoFi Professional Loan Program, Ser 2016-D, Cl A1
3.456%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	158	159
SoFi Professional Loan Program, Ser 2016-E, Cl A1
3.356%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	377	378
SoFi Professional Loan Program, Ser 2017-A, Cl A1
3.206%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	352	353

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	43

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program, Ser 2017-E, Cl A1
3.006%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)	$319	$320
SoFi Professional Loan Program, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (C)	2,162	2,144
SoFi Professional Loan Program, Ser 2018-C, Cl A2FX
3.590%, 01/25/2048 (C)	2,394	2,408
Sofi Professional Loan Program, Ser 2018-D, Cl A2FX
3.600%, 02/25/2048 (C)	2,072	2,090
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
3.056%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034	495	484
Structured Asset Investment Loan Trust, Ser 2005-HE1, Cl M1
2.976%, VAR ICE LIBOR USD 1 Month+0.470%, 07/25/2035	967	966
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2005-WF4, Cl M2
3.151%, VAR ICE LIBOR USD 1 Month+0.645%, 11/25/2035	160	160
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (B)(C)	–	–
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (B)(C)	2,165	2,107
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.915%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (C)	1,923	1,912
United States Small Business Administration, Ser 2018-20K, Cl 1
3.870%, 11/01/2038	980	1,016
Upstart Securitization Trust, Ser 2017-1, Cl A
2.639%, 06/20/2024 (C)	110	110
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (C)	1,235	1,229
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (C)	2,613	2,598
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/2021 (C)	1,725	1,712
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (C)	1,780	1,762

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl A4
2.756%, VAR ICE LIBOR USD 1 Month+0.250%, 07/25/2036		$1,017	$1,014

			260,188

Total Asset-Backed Securities (Cost $323,970) ($ Thousands)			328,948

SOVEREIGN DEBT – 2.3%
Abu Dhabi Government International Bond
2.500%, 10/11/2022 (C)		1,850	1,795
Argentine Bonos del Tesoro
18.200%, 10/03/2021	ARS	19,870	401
Argentine Republic Government International Bond
7.625%, 04/22/2046		$180	130
7.500%, 04/22/2026		470	377
7.125%, 07/06/2036		220	157
6.875%, 04/22/2021		190	172
6.875%, 01/11/2048		3,140	2,186
5.625%, 01/26/2022		1,300	1,097
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2021	BRL	23,399	6,315
10.000%, 01/01/2023		3,994	1,079
10.000%, 01/01/2027		571	154
Brazilian Government International Bond
5.625%, 01/07/2041		$1,120	1,075
5.000%, 01/27/2045		3,400	2,970
4.625%, 01/13/2028		4,440	4,269
2.625%, 01/05/2023		200	188
China Government Bond
3.390%, 05/21/2025	CNY	2,000	285
3.310%, 11/30/2025		11,500	1,625
Colombia Government International Bond
5.625%, 02/26/2044		$1,510	1,557
5.000%, 06/15/2045		1,181	1,124
4.500%, 03/15/2029		774	765
Ecuador Government International Bond
7.875%, 01/23/2028 (C)		380	309
Egypt Government International Bond
5.577%, 02/21/2023 (C)		410	389
Export-Import Bank of India
3.375%, 08/05/2026 (C)		350	320
Export-Import Bank of Korea
3.000%, 11/01/2022		206	203
Indonesia Government International Bond
5.875%, 03/13/2020		240	247
5.875%, 01/15/2024 (C)		840	896
5.250%, 01/08/2047 (C)		400	400
5.125%, 01/15/2045 (C)		400	393
4.750%, 02/11/2029		641	651

44	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.450%, 02/11/2024	$482	$485
4.350%, 01/11/2048 (D)	460	419
3.850%, 07/18/2027 (C)	800	760
3.750%, 04/25/2022 (C)	740	733
3.500%, 01/11/2028 (D)	400	370
2.950%, 01/11/2023	1,208	1,153
Japan Finance Organization for Municipalities
4.000%, 01/13/2021	1,800	1,841
Japan Treasury Discount Bill
-0.301%, 02/12/2019 (A)(E)	JPY 660,000	6,017
-0.308%, 02/25/2019 (A)(E)	660,000	6,017
Kazakhstan Government International Bond
4.875%, 10/14/2044 (C)(D)	$660	656
Kenya Government International Bond
7.250%, 02/28/2028 (C)	200	178
6.875%, 06/24/2024	200	188
Korea International Bond
3.875%, 09/20/2048	440	439
3.500%, 09/20/2028	605	609
Kuwait International Government Bond
3.500%, 03/20/2027 (C)	1,230	1,223
Mexico Government International Bond
6.050%, 01/11/2040	1,210	1,281
4.750%, 03/08/2044	9,200	8,363
4.600%, 02/10/2048 (D)	2,619	2,324
3.750%, 01/11/2028 (D)	796	745
3.600%, 01/30/2025	3,300	3,148
Nigeria Government International Bond
7.143%, 02/23/2030 (C)	240	212
6.500%, 11/28/2027 (C)	220	194
Panama Government International Bond
6.700%, 01/26/2036	440	537
4.500%, 05/15/2047	640	621
4.500%, 04/16/2050	261	250
Paraguay Government International Bond
6.100%, 08/11/2044 (C)	835	861
Peruvian Government International Bond
6.550%, 03/14/2037	1,410	1,780
5.625%, 11/18/2050	400	470
Province of Quebec Canada
2.625%, 02/13/2023	620	615
Provincia de Buenos Aires
7.875%, 06/15/2027 (C)	250	180
6.500%, 02/15/2023 (C)	300	241
Qatar Government International Bond
3.875%, 04/23/2023	430	435
3.250%, 06/02/2026	200	193
Republic of Poland Government International Bond
5.000%, 03/23/2022	100	105
4.000%, 01/22/2024	3,067	3,138

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	315,940	$4,463
7.000%, 01/25/2023		34,160	473
7.000%, 08/16/2023		231,430	3,176
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030 (C)		$745	813
5.625%, 04/04/2042		1,800	1,840
4.500%, 04/04/2022		400	405
Saudi Government International Bond MTN
2.875%, 03/04/2023 (C)		360	346
Uruguay Government International Bond
5.100%, 06/18/2050		650	638

Total Sovereign Debt (Cost $94,038) ($ Thousands)			90,464

U.S. GOVERNMENT AGENCY OBLIGATIONS – 1.4%
FHLB
2.125%, 02/11/2020		430	428
1.375%, 11/15/2019		1,370	1,355
FHLB DN
2.314%, 01/09/2019 (A)		37,520	37,503
2.184%, 01/07/2019 (A)		8,810	8,807
FNMA
3.019%, 10/09/2019 (A)		5,040	4,935
Tennessee Valley Authority
3.875%, 02/15/2021		1,510	1,550

Total U.S. Government Agency Obligations (Cost $54,553) ($ Thousands)			54,578

LOAN PARTICIPATIONS – 0.5%
1011778 BC ULC/New Red Finance, Term Loan B3, 1st Lien
4.772%, VAR LIBOR+2.250%, 02/16/2024		289	274
Air Medical Group Holdings, Inc., Term Loan B, 1st Lien
5.682%, VAR LIBOR+3.250%, 04/28/2022		471	439
Albertson’s LLC, 218 Term B-7 Loan, 1st Lien
5.522%, 11/17/2025		184	175
Albertson’s LLC, Term B-6 Loan, 1st Lien, Ser 2017-1
5.691%, VAR LIBOR+3.000%, 06/22/2023		201	191

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	45

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($Thousands)

LOAN PARTICIPATIONS (continued)
American Axle & Manufacturing, Inc., Term Loan B, 1st Lien
4.760%, VAR LIBOR+2.250%, 04/06/2024	$164	$155
4.740%, VAR LIBOR+2.250%, 04/06/2024	112	106
American Builders & Contractors Supply, Term Loan B2, 1st Lien
4.522%, VAR LIBOR+2.000%, 10/31/2023	517	490
Aramark Intermediate HoldCo Corp., Term Loan B, 1st Lien
4.272%, VAR LIBOR+1.750%, 03/11/2025	424	411
Aristocrat Leisure Limited, Term B-3 Loan, 1st Lien
4.219%, VAR LIBOR+1.750%, 10/19/2024	4	4
Atlantic Aviation FBO, Term Loan B, 1st Lien
6.130%, 11/28/2025 (F)	160	158
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1st Lien
4.470%, VAR LIBOR+2.000%, 01/15/2025	298	286
Bausch Health Companies Inc., Term Loan B, 1st Lien
5.379%, VAR LIBOR+3.000%, 06/02/2025	219	208
Beacon Roofing Supply, Inc., Term Loan B, 1st Lien
4.682%, VAR LIBOR+2.250%, 01/02/2025	516	489
Berry Global, Inc. (fka Berry Plastics Corporation), Term Q Loan, 1st Lien
4.387%, VAR LIBOR+2.000%, 10/01/2022	490	478
Boyd Gaming Corporation, Refinancing Term B Loan
4.666%, VAR LIBOR+2.500%, 09/15/2023	155	149
Brightview Landscapes LLC, Initial Term Loan, 1st Lien
5.063%, 08/15/2025	73	70
5.000%, 08/15/2025	86	82
Caesars Resort Collection LLC, Term Loan B, 1st Lien
5.272%, VAR LIBOR+2.750%, 12/23/2024	420	402
Catalent Pharma Solutions, Term Loan B, 1st Lien
4.772%, 05/20/2024	150	146

Description	Face Amount (Thousands)	Market Value ($Thousands)

LOAN PARTICIPATIONS (continued)
CBS Radio Inc., Additional Term B-1 Loan, 1st Lien
5.256%, VAR LIBOR+2.750%, 11/18/2024	$58	$55
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
5.272%, VAR LIBOR+2.750%, 03/01/2024	244	231
Charter Communications Operating, LLC, Term Loan B, 1st Lien
4.530%, VAR LIBOR+2.000%, 04/30/2025	218	208
CityCenter Holdings, LLC, Term B Loan, 1st Lien
4.595%, VAR LIBOR+2.250%, 04/18/2024	58	54
Dell International LLC (EMC Corporation), Refinancing Term B Loan
4.530%, VAR LIBOR+2.000%, 09/07/2023	196	188
Delos Finance, New Loan (2018), 1st Lien
4.553%, VAR LIBOR+1.750%, 10/06/2023	810	786
Envision Healthcare Corp., Term Loan, 1st Lien
6.272%, 10/10/2025	900	837
First Data Corporation, 2022D New Dollar
Term Loan, Ser 2022-D
4.504%, VAR LIBOR+2.000%, 07/08/2022	–	–
First Data Corporation, Term Loan, 1st Lien, Ser 2024-A
4.504%, VAR LIBOR+2.000%, 04/26/2024	450	429
Flying Fortress Holdings, LLC (fka Flying Fortress Inc.), New Loan (2018), 1st Lien
4.553%, VAR LIBOR+1.750%, 10/30/2022 (F)	560	548
Four Seasons, 1st Lien
4.522%, 11/30/2023	268	257
Golden Nugget, Inc., Term Loan B, 1st Lien
5.277%, 10/04/2023	11	10
5.186%, VAR LIBOR+2.750%, 10/04/2023	140	134
5.095%, VAR LIBOR+2.750%, 10/04/2023	167	160
HCA Inc., Tranche B-10 Term Loan
4.522%, VAR LIBOR+2.000%, 03/13/2025	337	329

46	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Hilton Worldwide Holdings Inc., Term Loan, 1st Lien
4.256%, VAR LIBOR+1.750%, 10/25/2023	$428	$412
Jaguar Holding Co I, Term Loan, 1st Lien
5.022%, VAR LIBOR+2.500%, 08/18/2022	395	374
Level 3 Financing, Inc., Term Loan B, 1st Lien
4.754%, VAR LIBOR+2.250%, 02/22/2024	488	462
MA Financeco., LLC, Term Loan B2, 1st Lien
4.772%, VAR LIBOR+2.500%, 11/19/2021	12	12
MGM Growth Properties, Term B Loan, 1st Lien
4.522%, VAR LIBOR+2.000%, 04/25/2023	376	359
Michaels Stores, Inc., 2018 New Replacement Term B Loan
5.022%, VAR LIBOR+2.500%, 01/30/2023	301	287
5.006%, VAR LIBOR+2.500%, 01/30/2023	20	19
4.970%, VAR LIBOR+2.500%, 01/30/2023	114	109
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.553%, VAR LIBOR+2.750%, 06/07/2023	394	372
ON Semiconductor Corporation, Term Loan B3, 1st Lien
4.272%, VAR LIBOR+1.750%, 03/31/2023	159	152
Parexel International Corporation, Term Loan, 1st Lien
5.272%, VAR LIBOR+2.750%, 09/27/2024	59	53
Party City Holdings Inc, 2018 Replacement Term Loan
5.030%, 08/19/2022	7	7
Party City Holdings Inc., 2018 Replacement Term Loan
5.030%, 08/19/2022	250	241
PetSmart, Inc., Term Loan B2, 1st Lien
5.380%, VAR LIBOR+3.000%, 03/11/2022	610	480
Post Holdings, Inc., Series A Incremental Term Loan
4.510%, VAR LIBOR+2.000%, 05/24/2024	439	422

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), Refinancing Term B-1 Loan
5.272%, VAR LIBOR+2.750%, 05/02/2022	$253	$240
Prime Security Services, Term Loan
5.272%, 05/02/2022	31	29
Quikrete Holdings, Inc., Initial Loan
5.272%, VAR LIBOR+2.750%, 11/15/2023	441	419
RegionalCare Hospital Partners Holdings, Term Loan, 1st Lien
7.129%, 11/14/2025	440	416
Reynolds Group Holdings Inc., Term Loan, 1st Lien
5.272%, VAR LIBOR+2.750%, 02/05/2023	424	403
RPI Finance Trust, Initial Term Loan B-6
4.522%, VAR LIBOR+2.000%, 03/27/2023	39	38
Scientific Games International, Inc., Term Loan B, 1st Lien
5.272%, VAR LIBOR+2.750%, 08/14/2024	113	105
5.245%, VAR LIBOR+2.750%, 08/14/2024	473	443
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
5.022%, VAR LIBOR+2.750%, 06/21/2024	82	76
SFR Group S.A. (Ypso France SAS), EUR Term Loan B
3.000%, VAR Euribor+3.000%, 01/31/2026	291	273
Sprint Communications, Inc., Initial Term Loan, 1st Lien
5.063%, VAR LIBOR+2.500%, 02/02/2024	62	59
The Servicemaster Company LLC, Term Loan, 1st Lien
5.022%, 11/08/2023	64	63
Trans Union, LLC, Term Loan B3, 1st Lien
4.522%, VAR LIBOR+2.000%, 04/10/2023	316	304
Unitymedia Finance LLC, Term Loan D, 1st Lien
4.705%, VAR LIBOR+2.250%, 01/15/2026	470	453
Univision Communications Inc., Term Loan, 1st Lien
5.272%, VAR LIBOR+2.750%, 03/15/2024	1,099	992

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	47

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
UPC Financing Partnership, Term Loan, 1st Lien
4.955%, VAR LIBOR+2.500%, 01/15/2026	$321	$304
VICI Properties 1 LLC, Term Loan B, 1st Lien
4.504%, VAR LIBOR+2.000%, 12/20/2024	125	119
Virgin Media Bristol LLC, K Facility, Term Loan, 1st Lien
4.955%, VAR LIBOR+2.500%, 01/15/2026	147	138
Vistra Operations Company LLC, Term Loan B2, 1st Lien
4.772%, VAR LIBOR+2.750%, 12/14/2023	40	38
Vistra Operations Company LLC, Term Loan B3, 1st Lien
4.455%, 12/31/2025	50	48
Vistra Operations Company, Initial Term Loan, 1st Lien
4.522%, 08/04/2023	100	96
Western Digital Corporation, Term Loan B-4
4.256%, VAR LIBOR+1.750%, 04/29/2023	165	157
XPO Logistics, Inc., Term Loan B, 1st Lien
4.509%, VAR LIBOR+2.000%, 02/24/2025	389	371
Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien
4.955%, VAR LIBOR+2.500%, 04/15/2025	121	114

Total Loan Participations (Cost $19,409) ($ Thousands)		18,398

MUNICIPAL BONDS – 0.4%

California – 0.2%
California State, GO
7.600%, 11/01/2040	335	488
California State, Various Purpose, GO
6.200%, 03/01/2019	2,075	2,086
Los Angeles, Community College District, GO
6.750%, 08/01/2049	1,048	1,515
San Jose, Redevelopment Agency Successor Agency, Ser A-T, TA
3.176%, 08/01/2026	1,000	985
State of California, Build America Project, GO
6.650%, 03/01/2022	250	274

		5,348

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Illinois – 0.0%
Carlyle City, GO
4.762%, 07/15/2019	$6	$6
Illinois State, GO
5.100%, 06/01/2033 (D)	225	215

		221

Massachusetts – 0.0%
Commonwealth of Massachusetts, Ser D, GO
4.500%, 08/01/2031	1,110	1,188

Nevada – 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	728	1,037

New York – 0.2%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	1,460	1,485
New York City, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	900	959
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	275	323
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-5, RB Callable 08/01/2027 @ 100
3.280%, 08/01/2029	595	575
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F-2, RB
2.900%, 05/01/2026	1,250	1,207
New York City, Water & Sewer System, RB
5.952%, 06/15/2042	750	973
New York State, Dormitory Authority, RB
5.500%, 03/15/2030	400	458
5.289%, 03/15/2033	850	972

		6,952

Ohio – 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	433	474

Texas – 0.0%
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049 (D)	990	1,362

Total Municipal Bonds (Cost $15,826) ($ Thousands)		16,582

48	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER – 0.0%
BPCE
2.820%, 03/07/2019 (A)(C)	$1,330	$1,324

Total Commercial Paper (Cost $1,323) ($ Thousands)		1,324

	Shares

PREFERRED STOCK – 0.0%
Citigroup Capital XIII, 8.890%	18,975	501

Total Preferred Stock (Cost $491) ($ Thousands)		501

	Face Amount (Thousands)

CERTIFICATE OF DEPOSIT – 0.1%
Sumitomo Mitsui Trust
2.810%, 03/25/2019	$1,370	1,370

Total Certificate of Deposit (Cost $1,370) ($ Thousands)		1,370

	Shares

AFFILIATED PARTNERSHIP – 2.4%
SEI Liquidity Fund, L.P.
2.420% **† (G)	93,620,967	93,581

Total Affiliated Partnership (Cost $93,594) ($ Thousands)		93,581

CASH EQUIVALENT – 2.6%
SEI Daily Income Trust, Government Fund, Cl F
2.200% **†	100,745,396	100,745

Total Cash Equivalent (Cost $100,745) ($ Thousands)		100,745

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT – 1.0%
Deutsche Bank
2.930%, dated 12/31/2018, to be repurchased on 01/02/2019, repurchase price $40,006,511 (collateralized by Treasury Inflation Protected Security, par value $38,363,000, 0.125%, 04/15/2019; total market value $40,006,511) (H)	$40,000	$40,000

Total Repurchase Agreement (Cost $40,000) ($ Thousands)		40,000

Total Investments in Securities – 109.5% (Cost $4,330,387) ($ Thousands)		$4,292,990

	Contracts

PURCHASED OPTIONS* – 0.0%
Total Purchased Options (I) (Cost $497) ($ Thousands)	9,548,637	$90

PURCHASED SWAPTION* – 0.0%
Total Purchased Swaption (J) (Cost $20) ($ Thousands)	9,950,000	$21

WRITTEN SWAPTION* – 0.0%
Total Written Swaption (J) (Premiums Received $20) ($ Thousands)	(9,950,000)	$(21)

WRITTEN OPTIONS* – 0.0%
Total Written Options (I) (Premiums Received $489) ($ Thousands)	(1,182)	$(785)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	49

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

A list of the exchange traded option contracts held by the Fund at December 31, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS – 0.0%

Put Options
February 2019, U.S. Bond Future Option*	922	$134,612	$140.00	01/19/19	$58
USD PUT/CAD CALL 1.29*	7,775,000	10,592	1.29	01/19/19	–

		145,204			58

Call Options
USD CALL/EUR PUT 1.140*	1,772,715	1,546	1.14	11/16/19	32

Total Purchased Options		$146,750			$90

WRITTEN OPTIONS – 0.0%

Put Options
February 2019, U.S. Bond Future Option*	(44)	$(6,424)	143.00	01/19/19	$(11)
March 2019, U.S. Bond Future Option*	(349)	(50,954)	140.00	02/16/19	(71)

		(57,378)			(82)

Call Options
March 2019, U.S. 10 Year Future Option*	(565)	(68,939)	122.50	02/16/19	(318)
February 2019, U.S. Bond Future Option*	(224)	(32,704)	145.00	01/19/19	(385)

		(101,643)			(703)

Total Written Options		$(159,021)			$(785)

A list of OTC option contracts held by the Fund at December 31, 2018, is as follows:

PURCHASED SWAPTION – 0.0%
Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

Call Swaptions – 0.0%
Bank of America Call Option*	Bank of America	9,950,000	$0.80	02/16/19	$21

Total Purchased Swaption (Cost $20) ($ Thousands)					$21

WRITTEN SWAPTION – 0.0%

Puts – 0.0%
Bank of America Put Option*	Bank of America	(9,950,000)	$1.00	02/16/19	$(21)

Total Written Swaption (Premiums Received $ 20) ($ Thousands)					$(21)

50	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
90-Day Euro$	74	Mar-2021	$17,964	$18,049	$85
90-Day Euro$	(240)	Mar-2019	(58,359)	(58,374)	(15)
90-Day Euro$	218	Jun-2020	52,909	53,140	231
90-Day Euro$	819	Dec-2019	198,663	199,324	661
Euro	(18)	Feb-2019	(2,574)	(2,593)	(18)
Euro-Bob	(192)	Mar-2019	(28,735)	(29,086)	(79)
Euro-BTP	90	Mar-2019	12,228	13,151	866
Euro-Bund	(435)	Mar-2019	(79,652)	(81,323)	(1,129)
Euro-Buxl 30 Year Bond	(5)	Mar-2019	(1,011)	(1,032)	(14)
U.S. 2-Year Treasury Note	2,018	Apr-2019	425,777	428,447	2,670
U.S. 5-Year Treasury Note	2,352	Mar-2019	266,397	269,745	3,348
U.S. 5-Year Treasury Note	(233)	Mar-2019	(26,439)	(26,722)	(283)
U.S. 10-Year Treasury Note	925	Mar-2019	111,442	112,864	1,422
U.S. 10-Year Treasury Note	312	Mar-2019	37,167	38,069	902
U.S. Long Treasury Bond	(1,024)	Mar-2019	(145,758)	(149,504)	(3,746)
U.S. Ultra Long Treasury Bond	566	Mar-2019	87,440	90,931	3,491
U.S. Ultra Long Treasury Bond	(220)	Mar-2019	(33,572)	(35,344)	(1,772)
Ultra 10-Year U.S. Treasury Note	229	Mar-2019	29,168	29,788	620
Ultra 10-Year U.S. Treasury Note	(266)	Mar-2019	(33,488)	(34,601)	(1,113)

			$829,567	$834,929	$6,127

A list of the open forward foreign currency contracts held by the Fund at December 31, 2018 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	01/18/19	GBP	1,085	USD	1,436	$53
Citigroup	01/18/19	BRL	2,345	USD	624	19
Citigroup	01/18/19	USD	2,497	EUR	2,192	12
Citigroup	01/18/19	USD	1,228	EUR	1,071	(2)
Citigroup	01/18/19	USD	3,998	INR	301,350	321
Citigroup	01/18/19	USD	5,486	IDR	85,579,800	445
Citigroup	01/18/19	USD	7,120	RUB	470,078	(362)
Citigroup	01/18/19	USD	7,448	JPY	828,591	116
Citigroup	01/18/19	EUR	9,041	USD	10,549	198
Citigroup	01/18/19	EUR	1,050	USD	1,200	(2)
Citigroup	01/18/19	USD	17,706	CAD	22,949	(893)
Citigroup	01/18/19	CNY	68,783	USD	9,860	(156)
Citigroup	01/18/19	KRW	5,123,175	USD	4,540	(58)
Citigroup	01/18/19	COP	5,189,635	USD	1,618	20
Citigroup	03/26/19	USD	752	ARS	34,070	59
Deutsche Bank	02/15/19	PHP	300,620	USD	5,523	(198)
Goldman Sachs	01/18/19	USD	171	EUR	150	1
Goldman Sachs	01/18/19	USD	3,582	IDR	52,606,280	64
Goldman Sachs	01/18/19	AUD	3,958	USD	2,811	24
Goldman Sachs	01/18/19	USD	7,318	BRL	27,820	(148)
Goldman Sachs	01/18/19	CNH	13,759	USD	1,981	(21)
Goldman Sachs	02/12/19 - 02/25/19	JPY	1,320,000	USD	11,769	(312)

						$(820)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	51

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

A list of the OTC swap agreements held by the Fund at December 31, 2018 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	1-DAY BRL - CETIP	8.41%	Annually	01/03/2020	BRL	16,400	$75	$10	$65
Citigroup	1-DAY BRL - CETIP	8.41%	Annually	01/03/2020	BRL	10,800	50	4	46
Citigroup	1-DAY BRL - CETIP	8.41%	Annually	01/03/2020	BRL	5,011	23	4	19
Citigroup	1-DAY BRL - CETIP	8.41%	Annually	01/03/2020	BRL	47,489	219	–	219
Citigroup	1-DAY BRL - CETIP	8.41%	Annually	01/03/2020	BRL	9,700	45	2	43

							$412	$20	$392

A list of open centrally cleared swap agreements held by the Fund at December 31, 2018, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3 MONTH USD - LIBOR	3.0708	Semi-Annually	02/21/2021	USD	63,180	$638	$–	$638
6M GBP LIBOR	1.271%	Semi-Annually	10/26/2021	GBP	10,354	(1)	5	(6)
6M GBP LIBOR	1.385%	Annually	10/30/2021	GBP	50,975	(77)	(18)	(59)
3-MONTH USD - LIBOR	3.23%	Semi-Annually	12/18/2021	USD	96,302	1,280	150	1,130
3-MONTH USD - LIBOR	2.85%	Semi-Annually	08/31/2022	USD	30,810	293	(16)	309
3-MONTH USD - LIBOR	2.85%	Semi-Annually	08/31/2022	USD	25,563	244	(47)	291
3.0818	3 MONTH USD - LIBOR	Quarterly	02/21/2024	USD	25,975	(600)	–	(600)
3M USD LIBOR	3M USD FEDL01	Quarterly	03/20/2024	USD	107,657	187	3	184
3.30%	3-MONTH USD - LIBOR	Quarterly	12/18/2029	USD	21,245	(983)	(108)	(875)
3MLIBOR	3.00%	Semi-Annually	02/15/2036	USD	18,209	363	11	352
3.33%	3M USD LIBOR -BBA	Semi-Annually	02/15/2044	USD	13,959	(1,182)	(1)	(1,181)
3.00%	3MLIBOR	Quarterly	05/15/2044	USD	13,468	(313)	10	(323)
1.498	6-MONTH EUR - EURIBOR	Semi-Annually	08/23/2047	EUR	678	(22)	(1)	(21)

						$(173)	$(12)	$(161)

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDSCDX.NA.HY.29	Buy	5.00%	Quarterly	12/20/2022	4,700	$(155)	$(297)	$142
CDSCDX.NA.HY.31	Buy	5.00%	Quarterly	12/20/2023	3,900	(79)	(274)	195
CDSCDX.NA.IG.31	Sell	1.00%	Quarterly	12/20/2023	(99,220)	804	1,190	(386)

						$570	$619	$(49)

Percentages are based on Net Assets of $3,921,388 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2018.
†	Investment in Affiliated Security.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $518,605 ($ Thousands), representing 13.2% of the Net Assets of the Fund.

(D)	Certain securities or partial positions of certain securities are on loan at December 31, 2018. The total market value of securities on loan at December 31, 2018 was $94,661 ($ Thousands).
(E)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(F)	Unsettled bank loan. Interest rate may not be available.
(G)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2018 was $93,581 ($ Thousands).
(H)	Tri-Party Repurchase Agreement.
(I)	Refer to table below for details on Options Contracts.
(J)	Refer to table below for details on Swaption Contracts.

52	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Continued)

ACES – Alternative Credit Enhancement Structure

ARM – Adjustable Rate Mortgage

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

Cl – Class

CLO – Collateralized Loan Obligation

CMO – Collateralized Mortgage Obligation

CNH – Chinese Offshore Yuan

CNY – Chinese Yuan

COP – Colombian Peso

DN – Discount Note

EUR – Euro

EURIBOR – Euro London Interbank Offered Rate

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FREMF – Freddie Mac Multi-Family

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GO – General Obligation

ICE – Intercontinental Exchange

IDR – Indonesian Rupiah

INR – Indian Rupee

IO – Interest Only

JPY – Japanese Yen

JSC – Joint-Stock Company

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

L.P. – Limited Partnership

MTN – Medium Term Note

PHP – Philippine Peso

PLC – Public Limited Company

PO – Principal Only

RB – Revenue Bond

Re-REMIC – Resecuritization of Real Estate Mortgage Investment Conduit

RUB – Russian Ruble

Ser – Series

STRIPS – Separately Traded Registered Interest and Principal Securities

TA – Tax Allocation

TBA – To Be Announced

ULC – Unlimited Liability Company

USD – United States Dollar

VAR – Variable Rate

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$1,444,105	$–	$1,444,105
Corporate Obligations	–	1,214,822	–	1,214,822
U.S. Treasury Obligations	–	887,572	–	887,572
Asset-Backed Securities	–	328,948	–	328,948
Sovereign Debt	–	90,464	–	90,464
U.S. Government Agency Obligations	–	54,578	–	54,578
Loan Participations	–	18,398	–	18,398
Municipal Bonds	–	16,582	–	16,582
Commercial Paper	–	1,324	–	1,324
Preferred Stock	501	–	–	501
Certificate of Deposit	–	1,370	–	1,370
Affiliated Partnership	–	93,581	–	93,581
Cash Equivalent	100,745	–	–	100,745
Repurchase Agreement	–	40,000	–	40,000

Total Investments in Securities	$101,246	$4,191,744	$–	$4,292,990

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$90	$–	$–	$90
Written Options	(785)	–	–	(785)
Purchased Swaptions	21	–	–	21
Written Swaptions	(21)	–	–	(21)
Futures Contracts *
Unrealized Appreciation	14,296	–	–	14,296
Unrealized Depreciation	(8,169)	–	–	(8,169)
Forwards Contracts *
Unrealized Appreciation	–	1,332	–	1,332
Unrealized Depreciation	–	(2,152)	–	(2,152)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	–	392	–	392
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	–	337	–	337
Unrealized Depreciation	–	(386)	–	(386)
Interest Rate Swaps *
Unrealized Appreciation	–	2,904	–	2,904
Unrealized Depreciation	–	(3,065)	–	(3,065)

Total Other Financial Instruments	$5,432	$(638)	$–	$4,794

*Futures contracts, forwards contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	53

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Fixed Income Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2018	Income
SEI Liquidity Fund, L.P.	$106,255	$231,841	$(244,515)	$–	$–	$93,581	$57
SEI Daily Income Trust, Government Fund, CI F	198,093	652,846	(750,194)	–	–	100,745	576

Totals	$304,348	$884,687	$(994,709)	$–	$–	$194,326	$633

As of December 31, 2018, the Core Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $99.2 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$–	$–	$–	$804,423	$804,423
Maximum potential amount of future payments	–	–	–	99,220,000	99,220,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	–	–	–	–	–
Collateral held by the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-400	–	–	$99,220,000	$–	$–	$99,220,000
> than 400	–	–	–	–	–	–
Total	–	–	$99,220,000	$–	$–	$99,220,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

54	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 73.5%

Communication Services — 8.7%
Altice France
6.250%, 05/15/2024 (A)	$1,000	$932
Altice Luxembourg
7.625%, 02/15/2025	784	586
AMC Networks
4.750%, 08/01/2025	3,290	2,986
C&W Senior Financing DAC
7.500%, 10/15/2026 (A)	1,185	1,139
C&W Senior Financing Designated Activity
6.875%, 09/15/2027 (A)	1,825	1,674
CB Escrow
8.000%, 10/15/2025 (A)	1,975	1,629
CenturyLink
7.500%, 04/01/2024	2,290	2,210
6.750%, 12/01/2023	3,130	3,016
5.800%, 03/15/2022	1,044	1,005
5.625%, 04/01/2025	2,342	2,061
Cogent Communications Finance
5.625%, 04/15/2021 (A)	940	935
Cogent Communications Group
5.375%, 03/01/2022 (A)	610	605
Digicel
6.000%, 04/15/2021 (A)	3,125	2,805
Digicel Group
8.250%, 09/30/2020 (A)	917	619
6.750%, 03/01/2023 (A)	1,040	823
DKT Finance ApS
9.375%, 06/17/2023 (A)	3,700	3,783
Frontier Communications
11.000%, 09/15/2025	2,568	1,598
10.500%, 09/15/2022	8,206	5,703
8.500%, 04/01/2026 (A)	1,818	1,591
7.125%, 01/15/2023	2,255	1,274
6.875%, 01/15/2025	4,535	2,302
Gray Escrow
7.000%, 05/15/2027 (A)	4,116	4,006
Inmarsat Finance
6.500%, 10/01/2024 (A)	1,041	973
4.875%, 05/15/2022 (A)	2,565	2,419
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	780	782
8.500%, 10/15/2024 (A)	6,662	6,462
8.000%, 02/15/2024 (A)	1,355	1,396
5.500%, 08/01/2023	2,232	1,942
Intelsat Luxembourg
8.125%, 06/01/2023	822	637
Level 3 Financing
5.625%, 02/01/2023	265	260
5.375%, 01/15/2024	2,575	2,453
5.375%, 05/01/2025	6,095	5,714

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
McClatchy
9.000%, 07/15/2026 (A)	$1,853	$1,825
Netflix
5.875%, 11/15/2028 (A)	470	457
4.875%, 04/15/2028	2,387	2,178
Qwest Capital Funding
7.750%, 02/15/2031	305	249
Radiate Holdco
6.625%, 02/15/2025 (A)	5,054	4,372
Sinclair Television Group
5.625%, 08/01/2024 (A)	100	94
Sirius XM Radio
5.375%, 04/15/2025 (A)	2,250	2,132
Sprint
8.750%, 03/15/2032	2,450	2,585
7.875%, 09/15/2023	7,983	8,193
7.625%, 02/15/2025	8,358	8,358
7.625%, 03/01/2026	315	311
7.250%, 09/15/2021	3,031	3,102
7.125%, 06/15/2024	2,235	2,213
6.000%, 11/15/2022	2,963	2,908
Telecom Italia
5.303%, 05/30/2024 (A)	1,040	988
Telecom Italia Capital
6.375%, 11/15/2033	230	208
6.000%, 09/30/2034	955	826
Telesat Canada
8.875%, 11/15/2024 (A)	305	317
T-Mobile USA
6.500%, 01/15/2024	535	547
6.500%, 01/15/2026	1,370	1,397
6.375%, 03/01/2025	2,445	2,470
4.750%, 02/01/2028	5,515	4,991
0.000%, 03/01/2025	1,235	–
0.000%, 01/15/2024	535	–
0.000%, 03/01/2025	670	–
0.000%, 01/15/2026	3,126	–
United States Cellular
6.700%, 12/15/2033	1,489	1,447
UPCB Finance IV
5.375%, 01/15/2025 (A)	1,630	1,524
Videotron
5.375%, 06/15/2024 (A)	660	653
5.125%, 04/15/2027 (A)	1,055	997
Wind Tre
5.000%, 01/20/2026 (A)	2,665	2,191
Windstream Services
10.500%, 06/30/2024 (A)	125	95
9.000%, 06/30/2025 (A)	2,026	1,373
8.625%, 10/31/2025 (A)	100	89
7.750%, 10/15/2020	443	279

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.375%, 08/01/2023 (A)	$3,460	$1,375

		127,064

Consumer Discretionary — 17.7%
1011778 BC ULC / New Red Finance
5.000%, 10/15/2025 (A)	1,638	1,507
4.250%, 05/15/2024 (A)	1,975	1,817
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)(C)	150	1
9.500%, 02/15/2004 (B)(C)	25	–
7.875%, 01/15/2009 (B)(C)	225	–
Adient Global Holdings
4.875%, 08/15/2026 (A)	2,330	1,782
Altice
7.750%, 05/15/2022 (A)	3,579	3,257
7.625%, 02/15/2025 (A)	6,751	5,047
Altice Financing
7.500%, 05/15/2026 (A)	6,537	5,965
6.625%, 02/15/2023 (A)	345	331
Altice France
8.125%, 02/01/2027 (A)	3,289	3,100
7.375%, 05/01/2026 (A)	8,010	7,349
AMC Entertainment Holdings
5.875%, 11/15/2026	19	16
5.750%, 06/15/2025	415	365
AMC Networks
5.000%, 04/01/2024	510	483
American Axle & Manufacturing
6.625%, 10/15/2022	123	122
6.500%, 04/01/2027	964	863
6.250%, 04/01/2025	545	496
6.250%, 03/15/2026	560	502
Aramark Services
5.000%, 02/01/2028 (A)	2,489	2,321
4.750%, 06/01/2026	700	658
Ashtead Capital
4.125%, 08/15/2025 (A)	375	343
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)(E)	2,750	–
Bed Bath & Beyond
3.749%, 08/01/2024	946	778
Bon-Ton Department Stores
8.000%, 06/15/2021 (C)(D)	2,985	179
Boyd Gaming
6.000%, 08/15/2026	300	280
Boyne USA
7.250%, 05/01/2025 (A)	125	129
Cablevision Systems
5.875%, 09/15/2022	1,500	1,474
Caesars Resort Collection
5.250%, 10/15/2025 (A)	1,325	1,139

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CBS Radio
7.250%, 11/01/2024 (A)	$1,775	$1,651
CCM Merger
6.000%, 03/15/2022 (A)	695	705
CCO Holdings
5.875%, 04/01/2024 (A)	1,785	1,776
5.750%, 02/15/2026 (A)	2,900	2,842
5.500%, 05/01/2026 (A)	3,585	3,446
5.375%, 05/01/2025 (A)	155	149
5.125%, 05/01/2027 (A)	4,168	3,882
5.000%, 02/01/2028 (A)	1,215	1,118
Cedar Fair
5.375%, 06/01/2024	1,169	1,143
Cengage Learning
9.500%, 06/15/2024 (A)	3,340	2,271
Churchill Downs
4.750%, 01/15/2028 (A)	542	490
Cinemark USA
4.875%, 06/01/2023	435	418
Cirsa Finance International Sarl
7.875%, 12/20/2023 (A)	1,920	1,897
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	1,580	1,542
6.500%, 11/15/2022	2,885	2,877
Constellation
8.500%, 09/15/2025 (A)	485	435
Cooper-Standard Automotive
5.625%, 11/15/2026 (A)	775	682
CSC Holdings
10.875%, 10/15/2025 (A)	1,647	1,851
7.750%, 07/15/2025 (A)	1,330	1,350
7.500%, 04/01/2028 (A)	1,605	1,601
6.750%, 11/15/2021	1,250	1,281
6.625%, 10/15/2025 (A)	420	425
5.500%, 05/15/2026 (A)	960	905
5.500%, 04/15/2027 (A)	856	796
5.375%, 07/15/2023 (A)	1,946	1,898
5.250%, 06/01/2024	1,182	1,083
Dana
6.000%, 09/15/2023	810	806
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	440	422
Delphi Technologies
5.000%, 10/01/2025 (A)	5,456	4,583
Diamond Resorts International
10.750%, 09/01/2024 (A)	2,290	2,061
DISH DBS
7.750%, 07/01/2026	3,422	2,832
5.875%, 07/15/2022	965	888
5.875%, 11/15/2024	10,759	8,661
5.000%, 03/15/2023	2,785	2,318

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DISH Network
3.375%, 08/15/2026	$425	$343
Enterprise Development Authority
12.000%, 07/15/2024 (A)	2,345	2,134
ESH Hospitality
5.250%, 05/01/2025 (A)	3,760	3,497
EW Scripps
5.125%, 05/15/2025 (A)	1,570	1,440
Flexi-Van Leasing
10.000%, 02/15/2023 (A)	287	232
Fontainebleau Las Vegas Holdings
10.250%, 06/15/2015 (A)(C)(D)	3,108	–
Ford Motor
7.450%, 07/16/2031	786	810
Ford Motor Credit
4.687%, 06/09/2025	540	501
4.250%, 09/20/2022	997	956
Golden Nugget
8.750%, 10/01/2025 (A)	2,075	1,992
6.750%, 10/15/2024 (A)	1,140	1,074
Gray Television
5.125%, 10/15/2024 (A)	2,129	1,963
Group 1 Automotive
5.000%, 06/01/2022	1,875	1,777
Guitar Center
13.000% cash/0% PIK, 04/15/2022 (A)	5,698	4,530
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (A)	2,490	2,303
Hanesbrands
4.875%, 05/15/2026 (A)	875	789
Herc Rentals
7.750%, 06/01/2024 (A)	588	613
7.500%, 06/01/2022 (A)	99	103
Hilton Domestic Operating
5.125%, 05/01/2026 (A)	562	539
4.250%, 09/01/2024	735	695
Hilton Worldwide Finance
4.875%, 04/01/2027	960	900
4.625%, 04/01/2025	430	407
iHeartCommunications
14.000% cash/0% PIK, 02/01/2021 (C)	6,076	668
10.625%, 03/15/2023 (C)	951	632
9.000%, 12/15/2019 (C)	2,859	1,916
9.000%, 03/01/2021 (C)	1,210	811
9.000%, 09/15/2022 (C)	2,173	1,445
IHO Verwaltungs GmbH
4.500% cash/0% PIK, 09/15/2023 (A)	510	467
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (B)	2,504	2,392
International Game Technology
6.500%, 02/15/2025 (A)	625	615
6.250%, 01/15/2027 (A)	3,234	3,105

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
IRB Holding
6.750%, 02/15/2026 (A)	$3,048	$2,667
Jack Ohio Finance
6.750%, 11/15/2021 (A)	2,150	2,172
Jaguar Land Rover Automotive
4.500%, 10/01/2027 (A)	985	734
JC Penney
6.375%, 10/15/2036	2,680	844
KFC Holding
5.000%, 06/01/2024 (A)	1,587	1,531
4.750%, 06/01/2027 (A)	1,175	1,093
L Brands
6.875%, 11/01/2035	362	302
6.750%, 07/01/2036	1,045	852
5.250%, 02/01/2028	1,010	864
Lee Enterprises
9.500%, 03/15/2022 (A)	954	973
Liberty Interactive
8.250%, 02/01/2030	2,205	2,150
Live Nation Entertainment
4.875%, 11/01/2024 (A)	785	746
M/I Homes
5.625%, 08/01/2025	3,210	2,937
Marriott Ownership Resorts
6.500%, 09/15/2026 (A)	1,080	1,042
Mattamy Group
6.500%, 10/01/2025 (A)	2,390	2,139
Mattel
6.750%, 12/31/2025 (A)	4,309	3,844
MDC Partners
6.500%, 05/01/2024 (A)	1,650	1,502
Men’s Wearhouse
7.000%, 07/01/2022	1,655	1,663
Meredith
6.875%, 02/01/2026 (A)	395	386
Merlin Entertainments
5.750%, 06/15/2026 (A)	355	351
MGM Resorts International
7.750%, 03/15/2022	605	643
6.000%, 03/15/2023	1,965	1,975
5.750%, 06/15/2025	1,836	1,772
4.625%, 09/01/2026	1,572	1,411
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(C)(D)	175	–
Monitronics International
9.125%, 04/01/2020	5,610	1,395
Neiman Marcus Group
8.750% cash/0% PIK, 10/15/2021 (A)	1,851	777
8.000%, 10/15/2021 (A)	1,690	697
Nexstar Broadcasting
6.125%, 02/15/2022 (A)	160	159
5.625%, 08/01/2024 (A)	1,316	1,231

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Party City Holdings
6.625%, 08/01/2026 (A)	$2,211	$2,012
6.125%, 08/15/2023 (A)	964	947
Penske Automotive Group
5.500%, 05/15/2026	976	908
PetSmart
8.875%, 06/01/2025 (A)	420	244
7.125%, 03/15/2023 (A)	1,225	713
5.875%, 06/01/2025 (A)	848	613
PF Chang’s China Bistro
10.250%, 06/30/2020 (A)	2,360	2,159
PulteGroup
5.000%, 01/15/2027	987	893
Quebecor Media
5.750%, 01/15/2023	460	462
QVC
4.450%, 02/15/2025	889	819
Rivers Pittsburgh Borrower
6.125%, 08/15/2021 (A)	2,075	2,013
Sally Holdings
5.625%, 12/01/2025	528	486
Scientific Games International
5.000%, 10/15/2025 (A)	2,086	1,862
Service International
7.500%, 04/01/2027	1,295	1,399
ServiceMaster
5.125%, 11/15/2024 (A)	621	587
Sinclair Television Group
6.125%, 10/01/2022	715	720
5.125%, 02/15/2027 (A)	2,991	2,640
Sirius XM Radio
6.000%, 07/15/2024 (A)	1,308	1,311
5.375%, 07/15/2026 (A)	2,205	2,062
5.000%, 08/01/2027 (A)	548	501
Six Flags Entertainment
5.500%, 04/15/2027 (A)	1,675	1,579
4.875%, 07/31/2024 (A)	3,203	3,019
Staples
8.500%, 09/15/2025 (A)	1,757	1,585
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	3,660	3,559
Station Casinos
5.000%, 10/01/2025 (A)	3,885	3,516
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	3,705	3,464
Taylor Morrison Communities
5.625%, 03/01/2024 (A)	1,275	1,211
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	1,000	905
Tempur Sealy International
5.625%, 10/15/2023	455	439
5.500%, 06/15/2026	455	415

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tenneco
5.375%, 12/15/2024	$170	$147
5.000%, 07/15/2026	940	723
Townsquare Media
6.500%, 04/01/2023 (A)	800	736
Tribune Media
5.875%, 07/15/2022	2,290	2,301
Uber Technologies
8.000%, 11/01/2026 (A)	5,760	5,558
Univision Communications
5.125%, 02/15/2025 (A)	2,696	2,366
Urban One
7.375%, 04/15/2022 (A)	3,022	2,856
Viking Cruises
6.250%, 05/15/2025 (A)	1,850	1,822
Virgin Media Secured Finance
5.500%, 08/15/2026 (A)	480	444
5.250%, 01/15/2026 (A)	3,035	2,781
Vista Outdoor
5.875%, 10/01/2023	1,105	1,006
Weight Watchers International
8.625%, 12/01/2025 (A)	2,683	2,737
Williams Scotsman International
6.875%, 08/15/2023 (A)	1,480	1,421
Wyndham Destinations
6.350%, 10/01/2025	551	534
4.250%, 03/01/2022	868	829
Wynn Las Vegas
5.500%, 03/01/2025 (A)	1,245	1,161
Yum! Brands
6.875%, 11/15/2037	1,915	1,877
5.350%, 11/01/2043	130	108
Ziggo BV
6.000%, 01/15/2027 (A)	2,423	2,120
5.500%, 01/15/2027 (A)	3,520	3,151

		257,611

Consumer Staples — 3.3%
Albertsons
5.750%, 03/15/2025	1,207	1,056
Avon International Operations
7.875%, 08/15/2022 (A)	2,023	1,993
B&G Foods
5.250%, 04/01/2025	2,738	2,546
Central Garden & Pet
6.125%, 11/15/2023	495	494
5.125%, 02/01/2028	765	684
Chobani
7.500%, 04/15/2025 (A)	780	614
Clearwater Seafoods
6.875%, 05/01/2025 (A)	1,275	1,221

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cott Holdings
5.500%, 04/01/2025 (A)	$1,990	$1,875
Coty
6.500%, 04/15/2026 (A)	685	589
Energizer Gamma Acquisition
6.375%, 07/15/2026 (A)	210	193
Energizer Holdings
5.500%, 06/15/2025 (A)	670	605
FAGE International
5.625%, 08/15/2026 (A)	705	603
First Quality Finance
5.000%, 07/01/2025 (A)	1,559	1,395
High Ridge Brands
8.875%, 03/15/2025 (A)	445	196
HLF Financing Sarl
7.250%, 08/15/2026 (A)	1,475	1,453
HRG Group
7.750%, 01/15/2022	480	486
KeHE Distributors
7.625%, 08/15/2021 (A)	1,900	1,805
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	535	411
New Albertsons
8.700%, 05/01/2030	1,030	865
8.000%, 05/01/2031	5,020	4,092
7.750%, 06/15/2026	325	276
7.450%, 08/01/2029	2,895	2,316
NVA Holdings
6.875%, 04/01/2026 (A)	1,440	1,289
Pilgrim’s Pride
5.875%, 09/30/2027 (A)	3,198	2,902
Post Holdings
5.750%, 03/01/2027 (A)	995	933
5.500%, 03/01/2025 (A)	565	542
5.000%, 08/15/2026 (A)	3,628	3,302
Revlon Consumer Products
6.250%, 08/01/2024	287	152
5.750%, 02/15/2021	196	148
Rite Aid
7.700%, 02/15/2027	2,915	1,924
6.875%, 12/15/2028 (A)	600	360
6.125%, 04/01/2023 (A)	3,415	2,698
Sigma Holdco BV
7.875%, 05/15/2026 (A)	2,660	2,301
Simmons Foods
7.750%, 01/15/2024 (A)	450	452
5.750%, 11/01/2024 (A)	2,000	1,420
Spectrum Brands
5.750%, 07/15/2025	1,409	1,338
TreeHouse Foods
6.000%, 02/15/2024 (A)	645	638

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Vector Group
10.500%, 11/01/2026 (A)	$1,865	$1,790

		47,957

Energy — 9.8%
Alta Mesa Holdings
7.875%, 12/15/2024	450	279
Andeavor Logistics
6.375%, 05/01/2024	250	258
6.250%, 10/15/2022	95	97
Antero Midstream Partners
5.375%, 09/15/2024	280	261
Antero Resources
5.625%, 06/01/2023	60	57
5.125%, 12/01/2022	455	428
Blue Racer Midstream
6.625%, 07/15/2026 (A)	205	190
6.125%, 11/15/2022 (A)	2,466	2,380
Bruin E&P Partners
8.875%, 08/01/2023 (A)	1,463	1,302
Calfrac Holdings
8.500%, 06/15/2026 (A)	3,292	2,337
California Resources
8.000%, 12/15/2022 (A)	4,850	3,286
Calumet Specialty Products Partners
6.500%, 04/15/2021	3,021	2,523
Carrizo Oil & Gas
8.250%, 07/15/2025	1,733	1,698
6.250%, 04/15/2023	852	788
Chaparral Energy
8.750%, 07/15/2023 (A)	1,086	776
Cheniere Corpus Christi Holdings
5.875%, 03/31/2025	360	358
5.125%, 06/30/2027	3,298	3,114
Cheniere Energy Partners
5.625%, 10/01/2026 (A)	549	513
Chesapeake Energy
8.000%, 01/15/2025	3,084	2,722
8.000%, 06/15/2027	3,957	3,324
7.500%, 10/01/2026	570	487
7.000%, 10/01/2024	1,354	1,171
CNX Midstream Partners
6.500%, 03/15/2026 (A)	2,400	2,280
Covey Park Energy
7.500%, 05/15/2025 (A)	485	417
Crestwood Midstream Partners
6.250%, 04/01/2023	365	351
5.750%, 04/01/2025	1,495	1,387
DCP Midstream Operating
8.125%, 08/16/2030	1,285	1,439
Delek Logistics Partners
6.750%, 05/15/2025	811	787

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Denbury Resources
9.250%, 03/31/2022 (A)	$484	$447
9.000%, 05/15/2021 (A)	2,953	2,746
Diamond Offshore Drilling
7.875%, 08/15/2025	804	667
Diamondback Energy
5.375%, 05/31/2025	240	234
EnLink Midstream Partners
4.850%, 07/15/2026	190	171
4.400%, 04/01/2024	365	344
Ensco
8.000%, 01/31/2024	962	789
5.750%, 10/01/2044	1,705	953
EP Energy
9.375%, 05/01/2020	972	756
9.375%, 05/01/2024 (A)	1,142	508
8.000%, 11/29/2024 (A)	370	276
8.000%, 02/15/2025 (A)	653	269
7.750%, 05/15/2026 (A)	3,765	3,332
6.375%, 06/15/2023	669	211
Exterran Energy Solutions
8.125%, 05/01/2025	1,735	1,666
Extraction Oil & Gas
7.375%, 05/15/2024 (A)	589	486
5.625%, 02/01/2026 (A)	4,598	3,356
FTS International
6.250%, 05/01/2022	3,706	3,280
Genesis Energy
6.500%, 10/01/2025	805	708
Great Western Petroleum
9.000%, 09/30/2021 (A)	184	167
Gulfport Energy
6.375%, 05/15/2025	115	102
6.375%, 01/15/2026	828	716
6.000%, 10/15/2024	165	146
Halcon Resources
6.750%, 02/15/2025	4,955	3,617
Hess Infrastructure Partners
5.625%, 02/15/2026 (A)	1,290	1,248
Hilcorp Energy I
6.250%, 11/01/2028 (A)	596	524
5.750%, 10/01/2025 (A)	486	433
5.000%, 12/01/2024 (A)	465	412
IronGate Energy Services
11.000%, 07/01/2018 (A)(C)	400	140
Jagged Peak Energy
5.875%, 05/01/2026 (A)	215	200
Jupiter Resources
8.500%, 10/01/2022 (A)(C)	3,840	1,229
KCA Deutag UK Finance
9.875%, 04/01/2022 (A)	1,820	1,492

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Magnolia Oil & Gas Operating
6.000%, 08/01/2026 (A)	$1,639	$1,582
McDermott Technology Americas
10.625%, 05/01/2024 (A)	390	329
MEG Energy
7.000%, 03/31/2024 (A)	3,732	3,564
6.500%, 01/15/2025 (A)	490	497
6.375%, 01/30/2023 (A)	375	355
Midstates Petroleum
10.750%, 10/15/2020 (C)	2,540	–
10.000%, 06/01/2020 (C)	720	–
9.250%, 06/01/2021 (C)	360	–
Murphy Oil
6.875%, 08/15/2024	332	330
5.750%, 08/15/2025	894	835
Murray Energy
12.000% cash/0% PIK, 04/15/2024 (A)	1,253	676
11.250%, 04/15/2021 (A)	200	125
Nabors Industries
5.750%, 02/01/2025	1,284	972
NGL Energy Partners
7.500%, 11/01/2023	1,902	1,826
6.125%, 03/01/2025	543	467
NGPL PipeCo
4.875%, 08/15/2027 (A)	95	90
Nine Energy Service
8.750%, 11/01/2023 (A)	1,395	1,325
Noble Holding International
8.950%, 04/01/2045	2,165	1,645
7.750%, 01/15/2024	2,295	1,739
NuStar Logistics
5.625%, 04/28/2027	2,044	1,906
Oasis Petroleum
6.875%, 03/15/2022	265	250
6.875%, 01/15/2023	790	730
6.250%, 05/01/2026 (A)	1,875	1,575
Parker Drilling
6.750%, 07/15/2022 (C)	3,490	1,780
Parsley Energy
5.375%, 01/15/2025 (A)	1,889	1,738
5.250%, 08/15/2025 (A)	1,880	1,701
PBF Holding
7.000%, 11/15/2023	805	769
Peabody Energy
6.375%, 03/31/2025 (A)	2,140	1,990
Precision Drilling
7.750%, 12/15/2023	280	258
7.125%, 01/15/2026 (A)	285	245
6.500%, 12/15/2021	39	37
Pride International
7.875%, 08/15/2040	930	688

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Range Resources
5.000%, 08/15/2022	$65	$58
5.000%, 03/15/2023	270	238
4.875%, 05/15/2025	215	176
Rowan
7.375%, 06/15/2025	4,703	3,774
5.850%, 01/15/2044	2,915	1,822
5.400%, 12/01/2042	370	218
SemGroup
5.625%, 07/15/2022	2,565	2,418
SESI
7.750%, 09/15/2024	985	783
Seven Generations Energy
5.375%, 09/30/2025 (A)	1,324	1,185
Seventy Seven Energy (Escrow)
6.500%, 10/15/2020 (C)	305	–
Seventy Seven Operating (Escrow)
6.625%, 10/15/2020 (B)(C)	1,869	–
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	428	366
SM Energy
6.625%, 01/15/2027	258	228
6.125%, 11/15/2022	105	99
5.625%, 06/01/2025	295	257
5.000%, 01/15/2024	1,288	1,121
Southwestern Energy
7.750%, 10/01/2027	744	707
7.500%, 04/01/2026	744	703
6.200%, 01/23/2025	1,684	1,505
SRC Energy
6.250%, 12/01/2025	1,740	1,444
Summit Midstream Holdings
5.750%, 04/15/2025	2,618	2,408
5.500%, 08/15/2022	1,548	1,471
Sunoco
5.875%, 03/15/2028	1,585	1,483
Tallgrass Energy Partners
5.500%, 01/15/2028 (A)	615	590
Targa Resources Partners
6.750%, 03/15/2024	3,375	3,425
5.875%, 04/15/2026 (A)	1,024	996
5.125%, 02/01/2025	160	150
5.000%, 01/15/2028	2,056	1,861
4.250%, 11/15/2023	65	60
Transocean
9.000%, 07/15/2023 (A)	794	790
7.500%, 01/15/2026 (A)	355	311
7.500%, 04/15/2031	3,156	2,391
7.250%, 11/01/2025 (A)	305	266
6.800%, 03/15/2038	70	47
Transocean Guardian
5.875%, 01/15/2024 (A)	630	603

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Transocean Pontus
6.125%, 08/01/2025 (A)	$532	$513
USA Compression Partners
6.875%, 04/01/2026 (A)	1,805	1,733
Vermilion Energy
5.625%, 03/15/2025 (A)	1,325	1,242
Vine Oil & Gas
9.750%, 04/15/2023 (A)	1,275	1,020
Weatherford International
9.875%, 02/15/2024	2,320	1,415
9.875%, 03/01/2025 (A)	275	167
9.875%, 03/01/2039	495	275
5.950%, 04/15/2042	2,015	1,025
Whiting Petroleum
6.625%, 01/15/2026	675	579
6.250%, 04/01/2023	2,568	2,337
WildHorse Resource Development
6.875%, 02/01/2025	535	506
WPX Energy
8.250%, 08/01/2023	560	585
6.000%, 01/15/2022	76	74
5.750%, 06/01/2026	811	734
5.250%, 09/15/2024	90	82

		142,900

Financials — 4.2%
Acrisure
7.000%, 11/15/2025 (A)	2,560	2,182
AHP Health Partners
9.750%, 07/15/2026 (A)	992	1,004
Ally Financial
5.750%, 11/20/2025	2,096	2,086
4.625%, 05/19/2022	905	890
ASP AMC
8.000%, 05/15/2025 (A)	3,720	1,972
AssuredPartners
7.000%, 08/15/2025 (A)	1,419	1,280
BCD Acquisition
9.625%, 09/15/2023 (A)	1,890	1,942
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049	50	45
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/2049	280	270
5.800%, VAR ICE LIBOR USD 3 Month+4.093%, 11/29/2049	280	273
City National Bank
9.000%, 08/12/2019 (B)(D)	3,384	3,494
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.598%, 12/31/2049 (A)	765	778

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CTR Partnership
5.250%, 06/01/2025	$2,110	$2,031
Donnelley Financial Solutions
8.250%, 10/15/2024	1,206	1,197
Fidelity & Guaranty Life Holdings
5.500%, 05/01/2025 (A)	2,075	1,982
Freedom Mortgage
8.250%, 04/15/2025 (A)	3,470	2,967
8.125%, 11/15/2024 (A)	805	690
FS Energy & Power Fund
7.500%, 08/15/2023 (A)	1,945	1,848
Genworth Holdings
4.900%, 08/15/2023	768	635
HUB International
7.000%, 05/01/2026 (A)	2,348	2,119
Hunt
6.250%, 02/15/2026 (A)	937	801
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.760%, 12/01/2099	1,965	1,896
LPL Holdings
5.750%, 09/15/2025 (A)	3,287	3,082
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024	1,130	1,119
4.500%, 09/01/2026	2,461	2,227
4.500%, 01/15/2028	95	83
MSCI
5.375%, 05/15/2027 (A)	300	294
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (A)	2,401	2,335
8.125%, 07/15/2023 (A)	995	970
Navient
7.250%, 09/25/2023	576	528
Quicken Loans
5.250%, 01/15/2028 (A)	3,386	2,997
Refinitiv US Holdings
8.250%, 11/15/2026 (A)	1,834	1,676
6.250%, 05/15/2026 (A)	1,979	1,910
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Year Curr+5.720%, 12/29/2049	740	738
Springleaf Finance
7.125%, 03/15/2026	3,085	2,753
6.875%, 03/15/2025	1,390	1,244
6.125%, 05/15/2022	810	786
Starwood Property Trust
4.750%, 03/15/2025	940	846
Trident Merger Sub
6.625%, 11/01/2025 (A)	1,596	1,428
USIS Merger Sub
6.875%, 05/01/2025 (A)	1,350	1,239

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WeWork
7.875%, 05/01/2025 (A)	$3,410	$3,026

		61,663

Health Care — 8.9%
21st Century Oncology
10.000% cash/0% PIK, 04/30/2023 (B) (D)	370	303
Acadia Healthcare
5.625%, 02/15/2023	2,890	2,738
5.125%, 07/01/2022	536	512
Air Medical Group Holdings
6.375%, 05/15/2023 (A)	2,937	2,482
Aurora Diagnostics Holdings
12.250% cash/0% PIK, 01/15/2020	4,918	4,893
Avantor
9.000%, 10/01/2025 (A)	1,124	1,124
6.000%, 10/01/2024 (A)	1,428	1,403
Bausch Health
9.000%, 12/15/2025 (A)	1,216	1,210
7.000%, 03/15/2024 (A)	495	500
6.500%, 03/15/2022 (A)	900	904
6.125%, 04/15/2025 (A)	4,315	3,765
5.875%, 05/15/2023 (A)	2,585	2,391
5.625%, 12/01/2021 (A)	42	41
5.500%, 03/01/2023 (A)	4,488	4,107
5.500%, 11/01/2025 (A)	315	294
BioScrip
8.875%, 02/15/2021	3,211	2,994
Centene
6.125%, 02/15/2024	200	204
4.750%, 01/15/2025	3,805	3,634
Centene Escrow I
5.375%, 06/01/2026 (A)	887	863
Change Healthcare Holdings
5.750%, 03/01/2025 (A)	1,100	1,026
Charles River Laboratories International
5.500%, 04/01/2026 (A)	1,345	1,325
CHS
11.000%, 9.88%, 6/22/2019, 06/30/2023 (A)(F)	927	714
8.625%, 01/15/2024 (A)	2,890	2,854
6.250%, 03/31/2023	1,995	1,813
DaVita
5.000%, 05/01/2025	1,632	1,481
DaVita HealthCare Partners
5.125%, 07/15/2024	55	52
DJO Finance
8.125%, 06/15/2021 (A)	4,446	4,579
Encompass Health
5.750%, 09/15/2025	672	655

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Endo
6.000%, 07/15/2023 (A)	$3,200	$2,440
5.875%, 10/15/2024 (A)	200	189
Endo Finance
5.750%, 01/15/2022 (A)	981	817
Envision Healthcare
8.750%, 10/15/2026 (A)	2,410	2,085
Gates Global
6.000%, 07/15/2022 (A)	365	358
Hadrian Merger Sub
8.500%, 05/01/2026 (A)	1,325	1,192
HCA
7.500%, 02/15/2022	305	324
5.875%, 05/01/2023	1,485	1,504
5.875%, 02/15/2026	3,765	3,746
5.375%, 02/01/2025	10,238	9,982
5.375%, 09/01/2026	1,856	1,805
5.250%, 04/15/2025	2,100	2,089
5.250%, 06/15/2026	1,880	1,866
Hill-Rom Holdings
5.750%, 09/01/2023 (A)	2,235	2,235
5.000%, 02/15/2025 (A)	625	594
Hologic
4.625%, 02/01/2028 (A)	654	589
4.375%, 10/15/2025 (A)	440	409
Immucor
11.125%, 02/15/2022 (A)	163	163
inVentiv Group Holdings
7.500%, 10/01/2024 (A)	424	441
IQVIA
5.000%, 10/15/2026 (A)	2,233	2,132
Kinetic Concepts
7.875%, 02/15/2021 (A)	700	709
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)	315	239
5.500%, 04/15/2025 (A)	630	435
4.875%, 04/15/2020 (A)	2,050	1,978
Molina Healthcare
5.375%, 11/15/2022	3,021	2,915
4.875%, 06/15/2025 (A)	3,019	2,755
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)(D)	2,403	2,241
One Call
7.500%, 07/01/2024 (A)	232	216
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (A)	2,050	1,845
Polaris Intermediate
8.500% cash/0% PIK, 12/01/2022 (A)	1,400	1,277
Prestige Brands
6.375%, 03/01/2024 (A)	345	333
Quorum Health
11.625%, 04/15/2023	640	602

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (A)	$1,615	$1,530
8.250%, 05/01/2023 (A)	1,057	1,068
Sotera Health Holdings
6.500%, 05/15/2023 (A)	2,450	2,346
Surgery Center Holdings
6.750%, 07/01/2025 (A)	403	342
Tenet Healthcare
8.125%, 04/01/2022	615	616
7.500%, 01/01/2022 (A)	225	228
7.000%, 08/01/2025	4,440	4,107
6.750%, 06/15/2023	5,001	4,695
5.125%, 05/01/2025	1,524	1,421
4.625%, 07/15/2024	3,492	3,248
4.500%, 04/01/2021	590	574
Valeant Pharmaceuticals International
9.250%, 04/01/2026 (A)	5,509	5,509
8.500%, 01/31/2027 (A)	1,792	1,738
WellCare Health Plans
5.375%, 08/15/2026 (A)	570	550
5.250%, 04/01/2025	2,941	2,831

		130,169

Industrials — 7.3%
ACCO Brands
5.250%, 12/15/2024 (A)	270	242
Actuant
5.625%, 06/15/2022	3,000	2,962
ADT
3.500%, 07/15/2022	405	375
AECOM
5.875%, 10/15/2024	165	163
5.125%, 03/15/2027	135	115
Allison Transmission
4.750%, 10/01/2027 (A)	335	298
American Tire Distributors
10.250%, 03/01/2022 (A)(C)	205	31
American Woodmark
4.875%, 03/15/2026 (A)	455	403
AMN Healthcare
5.125%, 10/01/2024 (A)	909	870
Arconic
5.900%, 02/01/2027	535	510
Avis Budget Car Rental
6.375%, 04/01/2024 (A)	1,270	1,213
5.500%, 04/01/2023	1,781	1,719
5.250%, 03/15/2025 (A)	70	60
Avolon Holdings Funding
5.125%, 10/01/2023 (A)	1,102	1,052
Boart Longyear Management Pty
10.500% cash/0% PIK, 12/31/2022 (D)	1,738	1,568

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bombardier
8.750%, 12/01/2021 (A)	$1,350	$1,390
7.500%, 12/01/2024 (A)	2,113	1,992
7.500%, 03/15/2025 (A)	475	448
6.000%, 10/15/2022 (A)	2,861	2,682
BWX Technologies
5.375%, 07/15/2026 (A)	1,433	1,379
CDW
5.000%, 09/01/2025	550	527
Cimpress
7.000%, 06/15/2026 (A)	1,200	1,152
Cloud Crane
10.125%, 08/01/2024 (A)	1,295	1,331
Core & Main
6.125%, 08/15/2025 (A)	4,704	4,140
DAE Funding
5.750%, 11/15/2023 (A)	1,015	1,005
5.000%, 08/01/2024 (A)	189	183
4.500%, 08/01/2022 (A)	660	633
EnPro Industries
5.750%, 10/15/2026 (A)	328	317
Fortress Transportation & Infrastructure Investors
6.750%, 03/15/2022 (A)	1,495	1,499
6.500%, 10/01/2025 (A)	640	598
Garda World Security
8.750%, 05/15/2025 (A)	1,400	1,274
GFL Environmental
5.625%, 05/01/2022 (A)	615	567
5.375%, 03/01/2023 (A)	3,419	2,992
Global A&T Electronics
8.500%, 01/12/2023	4,909	4,340
Hertz
7.625%, 06/01/2022 (A)	2,034	1,917
6.250%, 10/15/2022	310	263
5.500%, 10/15/2024 (A)	1,630	1,190
Hillman Group
6.375%, 07/15/2022 (A)	3,763	3,048
Hulk Finance
7.000%, 06/01/2026 (A)	920	803
Icahn Enterprises
5.875%, 02/01/2022	1,499	1,469
James Hardie International Finance DAC
5.000%, 01/15/2028 (A)	1,224	1,047
4.750%, 01/15/2025 (A)	200	182
JELD-WEN
4.875%, 12/15/2027 (A)	2,755	2,328
4.625%, 12/15/2025 (A)	494	432
KAR Auction Services
5.125%, 06/01/2025 (A)	451	407
Kratos Defense & Security Solutions
6.500%, 11/30/2025 (A)	110	112

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
LTF Merger
8.500%, 06/15/2023 (A)	$830	$840
Mueller Water Products
5.500%, 06/15/2026 (A)	195	189
Multi-Color
4.875%, 11/01/2025 (A)	2,335	2,008
New Enterprise Stone & Lime
10.125%, 04/01/2022 (A)	1,445	1,409
6.250%, 03/15/2026 (A)	1,940	1,765
Nielsen Finance
5.000%, 04/15/2022 (A)	2,172	2,074
Nielsen Luxembourg Sarl
5.000%, 02/01/2025 (A)	2,150	2,010
Novelis
6.250%, 08/15/2024 (A)	913	858
5.875%, 09/30/2026 (A)	2,773	2,454
PGT Escrow Issuer
6.750%, 08/01/2026 (A)	250	246
RBS Global
4.875%, 12/15/2025 (A)	2,700	2,450
Remington Arms
0.000%, 12/31/2049 (D)	1,245	–
RR Donnelley & Sons
6.000%, 04/01/2024	1,990	1,900
Sensata Technologies
5.000%, 10/01/2025 (A)	1,485	1,396
4.875%, 10/15/2023 (A)	1,600	1,556
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	2,685	2,698
SPX FLOW
5.875%, 08/15/2026 (A)	360	335
5.625%, 08/15/2024 (A)	170	160
Standard Industries
6.000%, 10/15/2025 (A)	825	791
4.750%, 01/15/2028 (A)	2,250	1,890
Stevens Holding
6.125%, 10/01/2026 (A)	210	207
Summit Materials
6.125%, 07/15/2023	1,617	1,601
5.125%, 06/01/2025 (A)	600	546
Terex
5.625%, 02/01/2025 (A)	500	466
Titan International
6.500%, 11/30/2023	1,965	1,759
TransDigm
6.500%, 05/15/2025	1,595	1,523
6.375%, 06/15/2026	623	579
6.000%, 07/15/2022	440	434
TransDigm UK Holdings
6.875%, 05/15/2026 (A)	780	743
TriMas
4.875%, 10/15/2025 (A)	205	189

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Triumph Group
7.750%, 08/15/2025	$335	$296
4.875%, 04/01/2021	355	318
Tutor Perini
6.875%, 05/01/2025 (A)	3,499	3,254
United Rentals North America
6.500%, 12/15/2026	3,776	3,719
5.875%, 09/15/2026	1,355	1,277
5.750%, 11/15/2024	375	361
5.500%, 05/15/2027	991	919
4.875%, 01/15/2028	1,686	1,480
4.625%, 10/15/2025	495	442
Vertiv Group
9.250%, 10/15/2024 (A)	1,840	1,693
Wabash National
5.500%, 10/01/2025 (A)	340	291
Weekley Homes
6.625%, 08/15/2025	3,395	3,115
Welbilt
9.500%, 02/15/2024	240	257
XPO Logistics
6.500%, 06/15/2022 (A)	240	238
6.125%, 09/01/2023 (A)	220	212

		106,176

Information Technology — 3.6%
ACI Worldwide
5.750%, 08/15/2026 (A)	379	372
Advanced Micro Devices
7.500%, 08/15/2022	1,000	1,073
Amkor Technology
6.375%, 10/01/2022	1,175	1,178
Anixter
6.000%, 12/01/2025 (A)	225	223
5.500%, 03/01/2023	230	230
Ascend Learning
6.875%, 08/01/2025 (A)	215	206
Banff Merger Sub
9.750%, 09/01/2026 (A)	2,963	2,711
Cardtronics
5.500%, 05/01/2025 (A)	671	621
CDK Global
5.875%, 06/15/2026	686	689
CommScope Technologies
6.000%, 06/15/2025 (A)	1,325	1,206
Dell International
6.020%, 06/15/2026 (A)	2,640	2,652
Entegris
4.625%, 02/10/2026 (A)	2,421	2,227
First Data
5.750%, 01/15/2024 (A)	2,415	2,355
5.375%, 08/15/2023 (A)	1,489	1,463

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.000%, 01/15/2024 (A)	$1,290	$1,241
Gartner
5.125%, 04/01/2025 (A)	245	238
GCI
6.875%, 04/15/2025	1,755	1,703
6.750%, 06/01/2021	640	642
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	970	1,016
GTT Communications
7.875%, 12/31/2024 (A)	2,275	1,968
Harland Clarke Holdings
6.875%, 03/01/2020 (A)	575	561
Hughes Satellite Systems
7.625%, 06/15/2021	1,200	1,245
6.625%, 08/01/2026	140	128
5.250%, 08/01/2026	900	825
Infor Software Parent
7.125% cash/0% PIK, 05/01/2021 (A)	880	856
Infor US
6.500%, 05/15/2022	1,815	1,755
Informatica
7.125%, 07/15/2023 (A)	735	716
MagnaChip Semiconductor
6.625%, 07/15/2021	790	703
NCR
5.000%, 07/15/2022	2,405	2,267
Nuance Communications
5.625%, 12/15/2026	1,206	1,146
Open Text
5.875%, 06/01/2026 (A)	1,389	1,361
Rackspace Hosting
8.625%, 11/15/2024 (A)	4,295	3,350
Sabre
5.375%, 04/15/2023 (A)	215	214
5.250%, 11/15/2023 (A)	2,226	2,198
Solera
10.500%, 03/01/2024 (A)	1,220	1,299
Symantec
5.000%, 04/15/2025 (A)	2,550	2,378
TIBCO Software
11.375%, 12/01/2021 (A)	1,374	1,439
VeriSign
4.750%, 07/15/2027	539	505
Versum Materials
5.500%, 09/30/2024 (A)	801	793
West
8.500%, 10/15/2025 (A)	1,575	1,236
Zayo Group
6.375%, 05/15/2025	1,575	1,465
6.000%, 04/01/2023	1,638	1,552

		52,006

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)

Materials — 7.4%
AK Steel
7.000%, 03/15/2027	$1,575	$1,229
Alcoa Nederland Holding BV
7.000%, 09/30/2026 (A)	285	291
6.750%, 09/30/2024 (A)	495	502
6.125%, 05/15/2028 (A)	1,098	1,051
Aleris International
10.750%, 07/15/2023 (A)	695	710
Alpha 2 BV
8.750% cash/0% PIK, 06/01/2023 (A)	1,850	1,771
Alpha 3 BV
6.250%, 02/01/2025 (A)	1,800	1,692
ARD Finance
7.125% cash/0% PIK, 09/15/2023	3,014	2,705
ARD Securities Finance SARL
8.750%, 01/31/2023 (A)	701	592
Ardagh Packaging Finance
7.250%, 05/15/2024 (A)	1,735	1,731
6.000%, 02/15/2025 (A)	2,155	1,989
Axalta Coating Systems
4.875%, 08/15/2024 (A)	290	274
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	2,420	2,172
Berry Global
4.500%, 02/15/2026 (A)	1,290	1,180
Big River Steel
7.250%, 09/01/2025 (A)	1,525	1,514
BWAY Holding
7.250%, 04/15/2025 (A)	2,604	2,337
CENVO Corp
0.000%, 09/15/2022 (B)(G)	5,650	77
CF Industries
5.150%, 03/15/2034	1,255	1,054
Chemours
6.625%, 05/15/2023	525	530
5.375%, 05/15/2027	511	460
Clearwater Paper
5.375%, 02/01/2025 (A)	910	821
Cleveland-Cliffs
4.875%, 01/15/2024 (A)	998	928
Constellium
5.875%, 02/15/2026 (A)	1,601	1,425
5.750%, 05/15/2024 (A)	1,299	1,195
Cornerstone Chemical
6.750%, 08/15/2024 (A)	3,905	3,427
Crown Americas
4.750%, 02/01/2026 (A)	3,228	3,042
CVR Partners
9.250%, 06/15/2023 (A)	1,990	2,070
Eldorado
6.125%, 12/15/2020 (A)	2,060	1,875

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
First Quantum Minerals
7.500%, 04/01/2025 (A)	$4,817	$3,974
7.250%, 04/01/2023 (A)	785	691
7.000%, 02/15/2021 (A)	955	917
6.875%, 03/01/2026 (A)	1,380	1,107
6.500%, 03/01/2024 (A)	1,053	874
Flex Acquisition
7.875%, 07/15/2026 (A)	822	740
6.875%, 01/15/2025 (A)	2,879	2,562
FMG Resources August 2006 Pty
5.125%, 05/15/2024 (A)	1,485	1,366
Freeport-McMoRan
5.450%, 03/15/2043	3,301	2,513
5.400%, 11/14/2034	1,085	854
4.550%, 11/14/2024	70	65
4.000%, 11/14/2021	728	708
3.875%, 03/15/2023	1,908	1,765
GCP Applied Technologies
5.500%, 04/15/2026 (A)	485	473
HB Fuller
4.000%, 02/15/2027	1,150	966
Hexion
10.000%, 04/15/2020	1,604	1,323
6.625%, 04/15/2020	6,415	5,116
Hudbay Minerals
7.625%, 01/15/2025 (A)	705	689
INEOS Group Holdings
5.625%, 08/01/2024 (A)	1,340	1,187
Kissner Holdings
8.375%, 12/01/2022 (A)(B)	816	812
Kraton Polymers
7.000%, 04/15/2025 (A)	1,449	1,333
LSB Industries
9.625%, 05/01/2023 (A)	1,930	1,959
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	2,250	2,257
New Gold
6.375%, 05/15/2025 (A)	775	589
6.250%, 11/15/2022 (A)	2,922	2,454
Noranda Aluminum Acquistion Escrow
11.000%, 06/01/2019 (C)(D)	355	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	225	199
5.000%, 05/01/2025 (A)	1,700	1,530
4.875%, 06/01/2024 (A)	300	271
OCI
6.625%, 04/15/2023 (A)	991	974
OI European Group BV
4.000%, 03/15/2023 (A)	966	903
Olin
5.000%, 02/01/2030	765	670

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Owens-Brockway Glass Container
6.375%, 08/15/2025 (A)	$600	$594
5.875%, 08/15/2023 (A)	670	672
Platform Specialty Products
5.875%, 12/01/2025 (A)	2,050	1,917
PQ
5.750%, 12/15/2025 (A)	1,475	1,364
Rain CII Carbon
7.250%, 04/01/2025 (A)	5,105	4,620
Reichhold Industries
9.000%, 05/08/2017 (A)(B)(C)(D)	859	–
Reynolds Group
7.000%, 07/15/2024 (A)	1,594	1,518
5.750%, 10/15/2020	1,061	1,059
Reynolds Group Issuer
5.936%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/2021 (A)	600	598
Scotts Miracle-Gro
6.000%, 10/15/2023	730	726
5.250%, 12/15/2026	455	414
Starfruit Finco BV
8.000%, 10/01/2026 (A)	3,314	3,065
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	1,700	1,611
Taseko Mines
8.750%, 06/15/2022 (A)	978	880
TPC Group
8.750%, 12/15/2020 (A)	3,324	3,158
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	1,390	1,215
Tronox
6.500%, 04/15/2026 (A)	534	443
Tronox Finance
5.750%, 10/01/2025 (A)	650	527
United States Steel
6.875%, 08/15/2025	792	725
6.250%, 03/15/2026	1,324	1,158
Venator Finance Sarl
5.750%, 07/15/2025 (A)	761	609
Warrior Met Coal
8.000%, 11/01/2024 (A)	1,365	1,355

		108,713

Real Estate — 1.4%
CoreCivic
5.000%, 10/15/2022	245	235
4.625%, 05/01/2023	475	439
Equinix
5.875%, 01/15/2026	670	675
5.750%, 01/01/2025	70	70
GEO Group
6.000%, 04/15/2026	1,965	1,724

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.875%, 01/15/2022	$1,165	$1,135
5.125%, 04/01/2023	627	564
GLP Capital
5.750%, 06/01/2028	410	414
5.250%, 06/01/2025	410	407
Howard Hughes
5.375%, 03/15/2025 (A)	590	555
Iron Mountain
5.250%, 03/15/2028 (A)	1,809	1,597
4.875%, 09/15/2027 (A)	1,535	1,339
Kennedy-Wilson
5.875%, 04/01/2024	700	654
MPT Operating Partnership
5.000%, 10/15/2027	2,033	1,859
Newmark Group
6.125%, 11/15/2023 (A)	1,576	1,552
Realogy Group
4.875%, 06/01/2023 (A)	4,210	3,663
RHP Hotel Properties
5.000%, 04/15/2021	530	526
Sabra Health Care
5.125%, 08/15/2026	866	803
SBA Communications
4.875%, 09/01/2024	1,310	1,231
Uniti Group
8.250%, 10/15/2023	870	757
7.125%, 12/15/2024 (A)	185	152
6.000%, 04/15/2023 (A)	240	217
VICI Properties 1
8.000%, 10/15/2023	590	634

		21,202

Utilities — 1.2%
AES
6.000%, 05/15/2026	140	142
AmeriGas Partners
5.875%, 08/20/2026	485	442
5.750%, 05/20/2027	1,182	1,046
5.625%, 05/20/2024	315	298
5.500%, 05/20/2025	1,333	1,220
Calpine
5.250%, 06/01/2026 (A)	888	810
Clearway Energy Operating
5.750%, 10/15/2025 (A)	814	777
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	2,139	1,904
NRG Energy
7.250%, 05/15/2026	1,795	1,863
5.750%, 01/15/2028	1,572	1,509
NSG Holdings
7.750%, 12/15/2025 (A)	1,524	1,608

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pacific Gas & Electric
4.250%, 08/01/2023 (A)	$330	$306
3.500%, 06/15/2025	211	181
3.300%, 03/15/2027	211	173
Rockpoint Gas Storage Canada
7.000%, 03/31/2023 (A)	745	700
Talen Energy Supply
6.500%, 06/01/2025	161	114
TerraForm Power Operating
5.000%, 01/31/2028 (A)	2,569	2,261
4.250%, 01/31/2023 (A)	529	493
Texas Energy (Escrow Security)
3.972%, 12/31/2034 (B)	167	10
Vistra Energy
7.375%, 11/01/2022	145	150
Vistra Operations
5.500%, 09/01/2026 (A)	1,584	1,525

		17,532

Total Corporate Obligations (Cost $1,184,398) ($ Thousands)		1,072,993

LOAN PARTICIPATIONS — 10.3%
1011778 BC ULC/New Red Finance, Term Loan B3, 1st Lien
4.772%, VAR LIBOR+2.250%, 02/16/2024	873	830
Academy Ltd., Term Loan, 1st Lien
6.349%, VAR LIBOR+4.000%, 07/01/2022	3,715	2,457
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC, Term Loan, 1st Lien
5.522%, VAR LIBOR+3.250%, 08/18/2024	693	656
Acrisure, Term Loan B, 1st Lien
6.095%, 11/22/2023	874	824
Air Medical Group Holdings, Inc., Term Loan, 1st Lien
6.754%, VAR LIBOR+4.250%, 03/14/2025	1,032	957
5.682%, VAR LIBOR+3.250%, 04/28/2022	977	910
Air Methods, Term Loan, 1st Lien
6.303%, 04/22/2024	690	543
Akorn, Inc., Loan, 1st Lien
8.063%, VAR LIBOR+4.250%, 04/16/2021	783	631
AkzoNobel (Starfruit), Term Loan B, 1st Lien
5.599%, 09/19/2025	288	275

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Aleris International, Term Loan, 1st Lien
7.245%, 02/27/2023	$1,944	$1,923
7.095%, 02/27/2023	5	5
Alvogen Pharma, Tem Loan, 1st Lien
7.090%, 04/01/2022	1,334	1,304
American Tire Distributors, Term Loan, 1st Lien
10.022%, VAR LIBOR+4.250%, 09/01/2021	1,800	1,461
Apex Tool Group, Term Loan, 1st Lien
6.272%, VAR LIBOR+3.750%, 02/01/2022	2,236	2,151
Ascend Learning, Cov-Lite, Term Loan B, 1st Lien
5.522%, VAR LIBOR+3.250%, 07/12/2024	144	135
Asurion LLC, Term Loan B, 2nd Lien
9.022%, VAR LIBOR+6.000%, 08/04/2025	1,493	1,473
Audio Visual Services, Term Loan, 2nd Lien
9.777%, 09/01/2025	586	562
Avaya Inc., Term Loan B, 1st Lien
6.705%, 12/15/2024	536	516
6.694%, 12/15/2024	325	313
Bausch Health Companies, Inc., Term Loan B, 1st Lien
5.379%, VAR LIBOR+3.000%, 06/02/2025	1,020	973
Big River Steel LLC, Term Loan, 1st Lien
7.803%, VAR LIBOR+5.000%, 08/23/2023	1,305	1,289
Bison Midstream, Term Loan B, 1st Lien
6.470%, 05/21/2025	675	618
Boart Longyear, Term Loan, 1st Lien
11.000%, 10/23/2020 (B)(D)	159	159
BPA Laboratories, Term Loan, 2nd Lien
10.136%, 04/29/2020 (B)(D)	181	166
Broadriders, Term Loan B, 1st Lien
9.022%, 04/23/2024	1,587	1,575
BWay Holding Company, Term Loan, 1st Lien
7.000%, VAR LIBOR+3.250%, 04/03/2024	5	4
5.658%, VAR LIBOR+3.250%, 04/03/2024	2,538	2,382
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
5.272%, VAR LIBOR+2.750%, 12/23/2024	969	929
California Resources Corp., Term Loan, 1st Lien
12.897%, VAR LIBOR+10.375%, 12/31/2021	3,262	3,189

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
7.256%, VAR LIBOR+4.750%, 12/31/2022 (B)	$2,121	$2,050
Camping World, Cov-Lite, Term Loan B, 1st Lien
5.129%, 11/08/2023	324	292
Carestream, Term Loan B, 1st Lien
0.000%, 08/15/2024 (H)	840	794
Cengage Learning, Inc., Term Loan B, 1st Lien
6.754%, VAR LIBOR+4.250%, 06/07/2023	3,578	3,054
CenturyLink, Inc., Term Loan B, 1st Lien
5.272%, VAR LIBOR+2.750%, 01/31/2025	630	587
Cenveo Corp., Term Loan, 1st Lien
11.540%, 06/07/2023	1,400	1,316
Charter Communications Operating, LLC, Term Loan B, 1st Lien
4.530%, VAR LIBOR+2.000%, 04/30/2025	2,546	2,435
Claire’s Stores, Term Loan, 1st Lien
6.250%, 09/15/2038 (B)(G)	581	831
Clear Channel Communications, Inc., Term Loan D, 1st Lien
9.095%, VAR LIBOR+6.750%, 01/30/2019 (B)(C)	760	508
ClubCorp Club Operations, Inc., Term Loan B, 1st Lien
5.136%, VAR LIBOR+3.250%, 09/18/2024	984	926
Contura Energy, Inc., Term Loan, 1st Lien
7.387%, VAR LIBOR+5.000%, 03/18/2024	1,342	1,325
Cumulus Media Holdings Inc., Term Loan, 1st Lien
6.850%, 05/13/2022	4,624	4,318
CWGS Group, LLC, Term Loan B, 1st Lien
5.272%, 11/03/2023	2	2
Dex Media, Inc., Term Loan, 1st Lien
12.350%, VAR LIBOR+10.000%, 07/29/2021	286	283
Diebold Nixdorf, Term Loan A1, 1st Lien
11.625%, 08/30/2022	937	960
Diebold Nixdorf, Term Loan B, 1st Lien
5.188%, VAR LIBOR+2.750%, 11/06/2023	370	311
Ditech Holding Corporation, Term Loan, 1st Lien
8.522%, VAR LIBOR+6.000%, 06/30/2022 (C)	668	573

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
East Valley Tourist Development Authority, Term Loan, 1st Lien
10.803%, VAR LIBOR+8.000%, 09/30/2020 (B)	$2,263	$2,240
Envision Healthcare Corp., Term Loan, 1st Lien
6.272%, 10/10/2025	3,035	2,821
EPIC Y-Grade Services, Term Loan, 1st Lien
8.022%, 06/13/2024	2,078	1,954
Equitrans Midstream, Term Loan, 1st Lien
0.000%, 12/13/2023 (H)	600	585
Evergreen Skills Lux S.À R.L., Term Loan, 1st Lien
7.272%, VAR LIBOR+4.750%, 04/28/2021	1,925	1,551
Financial & Risk US Holdings, Inc., Term Loan B, 1st Lien
6.272%, 09/18/2025	1,485	1,411
Flex Acquisition Company, Inc., Term Loan, 1st Lien
5.349%, VAR LIBOR+3.000%, 12/29/2023	1,057	994
Foresight Energy LLC, Term Loan, 1st Lien
8.277%, VAR LIBOR+5.750%, 03/28/2022	1,253	1,224
Formula One Management Ltd, Term Loan B, 1st Lien
5.022%, VAR LIBOR+2.500%, 02/01/2024	2,700	2,547
Forterra Finance, LLC, Term Loan B, 1st Lien
5.522%, VAR LIBOR+3.000%, 10/25/2023	1,521	1,368
Frontier Communications, Term Loan B1, 1st Lien
6.280%, VAR LIBOR+3.750%, 06/15/2024	737	683
Gardner Denver, Inc., Term Loan B, 1st Lien
5.272%, VAR LIBOR+2.750%, 07/30/2024	1,466	1,412
General Nutrition Centers, Inc., Term Loan, 1st Lien
9.530%, VAR LIBOR+7.000%, 12/31/2022	580	571
Golden Nugget, Inc., Term Loan B, 1st Lien
5.277%, 10/04/2023	23	22
5.186%, VAR LIBOR+2.750%, 10/04/2023	272	261
5.095%, VAR LIBOR+2.750%, 10/04/2023	340	327

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Green Energy Partners/Stonewall LLC, Term Loan B1, 1st Lien
8.303%, VAR LIBOR+5.500%, 11/13/2021 (B)	$406	$401
Gulf Finance, LLC, Term Loan B, 1st Lien
7.780%, VAR LIBOR+5.250%, 08/25/2023	894	678
Houghton Mifflin Harcourt Publishers, Term Loan B, 1st Lien
5.349%, 05/28/2021	740	669
Hub International, Ltd., Term Loan B, 1st Lien
5.490%, 04/25/2025	1,779	1,676
5.335%, 04/25/2025	4	4
Husky IMS, Cov-Lite, Term Loan B, 1st Lien
5.522%, 03/28/2025	1,095	998
Indivior Finance S.a.r.l., Term Loan B, 1st Lien
7.030%, 12/19/2022	665	647
Intelsat Jackson Holdings S.A., Term Loan B4, 1st Lien
7.006%, 01/02/2024	325	322
Iron Mountain Incorporated, Term Loan, 1st Lien
4.182%, 06/04/2023 (B)	1,370	1,350
J. Crew Group, Inc., Amended Loan, 1st Lien
6.023%, VAR LIBOR+3.220%, 03/05/2021	418	328
5.742%, VAR LIBOR+3.220%, 03/05/2021	81	63
J.C. Penney Company, Inc., Term Loan B, 1st Lien
6.956%, 06/23/2023	801	681
KCA, Term Loan B, 1st Lien
9.553%, 02/28/2023	234	188
KIK Custom Products, Term Loan, 1st Lien
6.522%, 05/15/2023	325	306
Lifescan, Term Loan, 1st Lien
8.396%, 09/28/2024	1,985	1,871
Ligado Networks LLC, Term Loan, 2nd Lien
15.270%, VAR LIBOR+12.500%, 12/07/2020 (B)	102	20
Mashantucket (Western) Pequot Tribe, Term Loan A, 1st Lien
10.647%, VAR LIBOR+8.125%, 06/30/2020 (D)	7,030	6,868
Mashantucket (Western) Pequot Tribe, Term Loan, 1st Lien
6.022%, VAR LIBOR+3.750%, 06/30/2020 (D)	504	488
Mavenir Systems, Inc., Term Loan B, 1st Lien
8.390%, 05/08/2025 (B)	2,995	2,971

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
McDermott International, Inc., Term Loan B, 1st Lien
7.522%, 05/12/2025	$1,322	$1,231
McGraw-Hill Global Education Holdings LLC, Cov-Lite, Term Loan B, 1st Lien
6.522%, VAR LIBOR+4.000%, 05/04/2022	1,976	1,779
Medical Card System, Inc., Term Loan, 1st Lien
5.500%, VAR LIBOR+0.500%, 09/02/2019 (B)(D)(G)	1,448	1,368
MEG Energy Corp., Term Loan, 1st Lien
6.030%, VAR LIBOR+3.500%, 12/31/2023	56	54
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B)(C)	300	—
Mitel Networks, Term Loan, 1st Lien
6.845%, 07/11/2025	820	793
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
6.522%, VAR LIBOR+4.000%, 10/13/2023	4,127	3,665
Moneygram International, Inc., Term Loan, 1st Lien
5.772%, VAR LIBOR+3.250%, 03/27/2020	1,191	975
Monitronics International, Inc., Term Loan B2, 1st Lien
8.303%, 09/30/2022	4,053	3,582
Murray Energy Corporation, Term Loan B2, 1st Lien
9.777%, 10/17/2022	2,314	1,949
Neiman Marcus Group LTD LLC, Term Loan, 1st Lien
5.630%, VAR LIBOR+3.250%, 10/25/2020	2,862	2,410
New LightSquared LLC, Term Loan, 1st Lien
11.516%, VAR LIBOR+0.000%, 12/07/2020	1,983	1,363
New MMI, Inc., Term Loan B, 1st Lien
7.527%, VAR LIBOR+4.750%, 02/13/2023	2,218	2,208
New rue21, LLC, Term Loan, 1st Lien
12.500%, VAR FIXED+12.500%, 09/22/2022	135	105
Nielsen Finance LLC, Term Loan B4, 1st Lien
4.387%, 10/04/2023	540	523
Nine West Holdings, Inc., Term Loan (Unsecured)
6.954%, VAR LIBOR+5.250%, 01/08/2020 (C)	3,793	2,428

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
One Call Medical, Term Loan B, 1st Lien
7.705%, 11/27/2022	$1,760	$1,549
Onex Carestream Finance L.P., Term Loan, 2nd Lien
12.022%, VAR LIBOR+8.500%, 12/07/2019	1,621	1,611
P2 Upstream Acquisition Co., Term Loan, 1st Lien
6.600%, VAR LIBOR+4.000%, 10/30/2020	712	685
Paperworks, Term Loan, 1st Lien
13.000%, 02/22/2023	868	912
Parexel International Corporation, Term Loan, 1st Lien
5.272%, VAR LIBOR+2.750%, 09/27/2024	39	36
Petco Animal Supplies, Inc., Term Loan, 1st Lien
5.777%, VAR LIBOR+3.000%, 01/26/2023	2,557	1,862
PetSmart, Inc., Term Loan B2, 1st Lien
5.380%, VAR LIBOR+3.000%, 03/11/2022	1,644	1,295
PF Chang’s China Bistro, Inc., Term Loan, 1st Lien
7.671%, 09/01/2022	720	697
Plantronics, Inc., Term Loan B, 1st Lien
5.022%, 07/02/2025	675	648
Pure Fishing, Term Loan, 1st Lien
0.000%, 12/19/2025 (H)	1,540	1,478
Quorum Health Corporation, Term Loan, 1st Lien
9.272%, VAR LIBOR+6.750%, 04/29/2022	922	911
Radio One, Inc., Initial Term Loan, 1st Lien
6.530%, VAR LIBOR+4.000%, 04/18/2023	650	619
RegionalCare Hospital Partners Holdings, Term Loan, 1st Lien
7.129%, 11/14/2025	4,694	4,441
Revlon Consumer Products Corp., Term Loan B, 1st Lien
5.886%, VAR LIBOR+3.500%, 09/07/2023	2	1
Schenectady International Group, Inc., Term Loan, 1st Lien
7.186%, 08/17/2025	951	913
Scientific Games International, Inc., Term Loan B, 1st Lien
5.272%, VAR LIBOR+2.750%, 08/14/2024	39	37

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
5.245%, VAR LIBOR+2.750%, 08/14/2024	$818	$766
Sequa Mezzanine Holdings LLC, Term Loan, 1st Lien
7.408%, VAR LIBOR+5.000%, 11/28/2021	1,313	1,250
6.925%, VAR LIBOR+5.000%, 11/28/2021	3	3
SI Group, Term Loan, 1st Lien
7.186%, 08/17/2025	957	919
Staples, Inc., Term Loan B, 1st Lien
6.541%, VAR LIBOR+4.000%, 09/12/2024	1,953	1,869
Starfruit Finco BV, Term Loan B, 1st Lien
5.599%, 10/01/2025	56	53
Station Casinos LLC, Term Loan B, 1st Lien
5.030%, 06/08/2023	635	608
Steinway Musical Instruments, Inc., Term Loan B, 1st Lien
6.205%, 02/14/2025	1,343	1,311
Syniverse Holdings, Inc., Term Loan, 1st Lien
7.455%, VAR LIBOR+5.000%, 03/09/2023	2,954	2,634
Team Health Holdings, Term Loan, 1st Lien
5.272%, VAR LIBOR+2.750%, 02/06/2024	1,995	1,778
Traverse Midstream Partners LLC, Term Loan B, 1st Lien
6.600%, VAR LIBOR+4.000%, 09/27/2024	1,109	1,062
Ultra Resources, Term Loan, 1st Lien
5.469%, 04/12/2024	774	688
Vistra Operations Company LLC, Term Loan B3, 1st Lien
4.522%, 12/31/2025	255	245
4.455%, 12/31/2025	703	675
WideOpenWest Finance LLC, Term Loan B, 1st Lien
5.720%, VAR LIBOR+3.250%, 08/18/2023	441	408
Windstream Services LLC, Term Loan B, 1st Lien
6.460%, VAR LIBOR+4.000%, 03/29/2021	1,752	1,556
5.810%, VAR LIBOR+4.000%, 03/29/2021	2	1
5.710%, VAR LIBOR+3.250%, 02/17/2024	579	488
Woodford Express, Term Loan B, 1st Lien
7.522%, 01/17/2025	1,252	1,188

Total Loan Participations (Cost $157,651) ($ Thousands)		149,905

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 10.1%

Other Asset-Backed Securities — 10.1%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
2.708%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A)(B)(C)(D)	$587	$15
B&M CLO, Ser 2014-1A, Cl E
8.186%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(B)	2,480	2,074
Battalion CLO IV, Ser 2013-4A
0.000%, 10/22/2025 (A)(B)(I)	5,640	28
Battalion CLO V, Ser 2014-5A
0.000%, 04/17/2026 (A)(B)(I)	3,274	33
Battalion CLO VII, Ser 2014-7A
0.000%, 07/17/2028 (A)(B)(I)	4,490	2,021
Battalion CLO VIII, Ser 2015-8A
0.000%, 04/18/2030 (A)(B)(G)(I)	3,390	2,034
Battalion CLO X, Ser 2016-10A
0.000%, 01/24/2029 (A)(B)(G)(I)	4,450	3,538
Battalion CLO XI, Ser 2017-11A
0.000%, 10/24/2029 (A)(B)(I)	5,857	4,217
Battalion CLO XII, Ser 2018-12A
0.000%, 05/17/2031 (A)(B)(I)	4,663	3,637
Battalion CLO XIV Warehouse Note
0.000%, (B)(I)(J)	2,983	2,982
Benefit Street Partners CLO III, Ser 2013-IIIA
0.000%, 07/20/2029 (A)(B)(G)(I)	2,531	1,063
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(B)(I)	3	1,574
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(B)(I)	2,293	1,880
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(B)(I)	6,387	192
Benefit Street Partners CLO V-B
0.000%, 04/20/2031 (B)(I)	10,259	8,505
Benefit Street Partners CLO VI, Ser 2015-VIA
0.000%, 10/18/2029 (A)(B)(I)	7,502	5,251
Benefit Street Partners CLO VII, Ser 2015-VIII
0.000%, 07/18/2027 (B)(I)	6,715	4,759
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (A)(B)(G)(I)	6,720	5,309
Benefit Street Partners CLO X, Ser 2016-10A
0.000%, 01/15/2029 (A)(B)(I)	6,228	4,297
Benefit Street Partners CLO XIV, Ser 2018-14A
0.000%, 04/20/2031 (A)(B)(I)	3,809	3,085

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Cathedral Lake CLO, Ser 2015-3A
0.000%, 01/15/2026 (A)(B)(I)	$1,869	$1,645
Cathedral Lake V, Ser 2018-5A
0.000%, 10/21/2030 (A)(B)(I)	3,139	2,759
CVP Cascade CLO, Ser 2014-2A, Cl D
7.245%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)(B)	759	669
CVP Cascade CLO, Ser 2014-2A, Cl E
8.245%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)(B)	2,469	1,999
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
9.669%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(B)	3,890	3,713
Figueroa CLO, Ser 2013-2A
0.000%, 06/20/2027 (A)(B)(I)	2,907	1,329
Great Lakes CLO, Ser 2014-1A
0.000%, 10/15/2029 (A)(B)(I)	4,860	3,888
Great Lakes CLO, Ser 2015-1A
0.000%, 01/16/2030 (A)(B)(I)	4,519	3,299
Great Lakes CLO, Ser 2015-1A, Cl ER
9.796%, VAR ICE LIBOR USD 3 Month+7.360%, 01/16/2030 (A)(B)	3,253	3,057
Great Lakes CLO, Ser 2015-1A, Cl FR
12.436%, VAR ICE LIBOR USD 3 Month+10.000%, 01/16/2030 (A)(B)	1,198	1,057
Great Lakes CLO, Ser 2017-1A, Cl ER
9.936%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)(B)	3,321	3,193
Great Lakes CLO, Ser 2017-1A, Cl FR
12.436%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)(B)	1,940	1,799
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A
0.000%, 10/20/2029 (A)(B)(I)	2,484	1,813
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A
0.000%, 07/20/2029 (A)(B)(I)	651	613
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
10.029%, VAR ICE LIBOR USD 3 Month+7.560%, 07/07/2029 (A)(B)	3,223	3,199
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A
0.000%, 04/18/2030 (A)(B)(I)	1,169	1,040
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
9.515%, VAR ICE LIBOR USD 3 Month+7.070%, 04/18/2030 (A)(B)	1,559	1,402
Lockwood Grove CLO, Ser 2014-1A
0.000%, 01/25/2030 (A)(B)(I)	3,797	2,582

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
8.340%, VAR ICE LIBOR USD 3 Month+5.850%, 01/25/2030 (A)(B)	$2,499	$2,199
Neuberger Berman CLO XVI-S, Ser 2018-16SA
0.000%, 01/15/2028 (A)(B)(I)	1,459	1,262
Neuberger Berman CLO XXII, Ser 2016-22A
0.000%, 10/17/2027 (A)(B)(I)	3,640	2,402
Neuberger Berman CLO XXII, Ser 2016-22A, Cl F
0.100%, 10/17/2030 (A)(B)	112	51
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
8.540%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)(B)(G)	3,439	3,342
NewStar Fairfield Fund CLO, Ser 2015-2A
0.000%, 04/20/2030 (A)(B)(I)	7,983	5,856
OCP CLO, Ser 2012-2A
0.000%, 11/22/2025 (A)(B)(I)	2,615	131
OCP CLO, Ser 2017-14A
0.000%, 11/20/2030 (A)(B)(I)	1,655	1,183
Shackleton CLO, Ser 2014-6A
0.000%, 07/17/2026 (A)(B)(I)	7,935	24
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (B)(I)	6,388	4,983
TCP Whitney CLO, Ser 2017-1I
0.000%, 08/20/2029 (B)(I)	9,085	8,204
TCW CLO, Ser 2017-1A
0.000%, 07/29/2029 (A)(B)(I)	4,194	3,166
TCW CLO, Ser 2018-1A
0.000%, 04/25/2031 (A)(B)(I)	2,978	2,499
Venture 35 CLO, Ser 2018-35A
0.000%, 10/22/2031 (A)(B)(I)	11,892	10,044
Venture CDO, Ser 2016-25A
0.000%, 04/20/2029 (A)(B)(I)	2,030	1,644
Venture XXVI CLO, Ser 2017-26A
0.000%, 01/20/2029 (A)(B)(I)	1,609	1,158
Venture XXVIII CLO, Ser 2017-28A
0.000%, 07/20/2030 (A)(B)(I)	4,193	3,208

Total Asset-Backed Securities (Cost $128,804) ($ Thousands)		146,906

	Shares

COMMON STOCK — 1.3%
21st Century Oncology *(B)(D)(G)	1,253	46
Amplify Energy Corp *(D)	87,414	760
Aspect Software, Cl CR1 *(B)(D)	27,500	–
Aspect Software, Cl CR2 *(B)(D)	11,134	–
Avaya Holdings Corp *	26,343	384
Berry Petroleum (Escrow Security) *(B)	3,278,000	–
Berry Petroleum Corp	323,765	2,833
Boart Longyear *(D)	70,974,686	200

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Caesars Entertainment Corp *	41,932	$285
Cenveo Corp *	38,426	499
CEVA Holdings *(B)(D)	561	12
CHC Group LLC *	1,075	4
CUI Acquisition *(B)(D)(G)	3	247
Cumulus Media, Cl A *(D)	59,587	644
Global Aviation Holdings Inc, Cl A *(B)	97,655	–
Gymboree *(D)	40,312	166
Halcon Resources Corp *	68,040	116
Medical Card Systems *(B)(D)	284,758	–
Mmodal *(B)(D)	63,024	4,853
Paperworks Industries, Inc. *(B)(G)	52,360	1,041
Quad/Graphics Inc (D)	166	2
Reichhold Industries *(B)(D)(G)	1,427	1,234
Remington Outdoor Company Inc *(B)(G)	12,794	105
Rue 21 *	55,057	101
SandRidge Energy *(D)	3,760,982	61
TE Holdcorp *(B)(D)	50,160	13
Titan Energy *	22,243	7
UCI International Holdings *(B)(D)(G)	27,268	532
VICI Properties Inc	112,803	2,118
Vistra Energy Corp *	114,326	2,617

Total Common Stock (Cost $21,680) ($ Thousands)		18,880

	Face Amount (Thousands)

MUNICIPAL BONDS — 0.6%

Connecticut — 0.3%
Mohegan Tribal, Finance Authority, RB Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (A)(B)	$3,540	3,592

Puerto Rico — 0.3%
Commonwealth of Puerto Rico, GDB Debt Recovery Authority
7.500%, 08/20/2040	1,455	975
Commonwealth of Puerto Rico, Ser A
5.250%, 07/01/2023 (C)	350	187
Commonwealth of Puerto Rico, Ser A, GO
5.250%, 07/01/2037 (C)(D)	130	71
Commonwealth of Puerto Rico, Ser A, GO
8.000%, 07/01/2035 (C)(D)	1,200	645
Commonwealth of Puerto Rico, Ser A, GO
5.500%, 07/01/2039 (C)	360	193
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2022 @ 100
5.125%, 07/01/2037 (C)(D)	775	413
5.000%, 07/01/2041 (C)(D)	2,000	1,065
Puerto Rico, Electric Power Authority, Ser A, RB
5.000%, 07/01/2042 (C)	95	59

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Electric Power Authority, Ser AAA
5.250%, 07/01/2025 (C)	$190	$118
5.250%, 07/01/2027 (C)	245	152
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2026 (C)	480	298
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (C)	320	198
Puerto Rico, Electric Power Authority, Ser NN
5.500%, 07/01/2020 (C)	390	242
Puerto Rico, Electric Power Authority, Ser WW
5.500%, 07/01/2038 (C)	75	46
Puerto Rico, Electric Power Authority, Ser WW, RB
5.250%, 07/01/2033 (C)	105	65
Puerto Rico, Electric Power Authority, Ser XX
5.250%, 07/01/2035 (C)	60	37

		4,764

Total Municipal Bonds (Cost $9,344) ($ Thousands)		8,356

CONVERTIBLE BONDS – 0.4%
CHC Group CV to 125.0000
10.858%, 09/15/2020 (B)(K)	55	47
Cheniere Energy Partners
4.250%, 03/15/2045	615	428
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026	100	81
DISH Network CV to 12.1630
2.375%, 03/15/2024	602	479
GenOn CV to 14.7167
0.000%, 06/15/2021 (B)(C)	2,200	–
Liberty Media CV to 16.7764
3.750%, 02/15/2030	4,061	2,680
Liberty Media CV to 22.94686
4.000%, 11/15/2029	494	333
MagnaChip Semiconductor CV to 121.1387
5.000%, 03/01/2021	300	305
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	1,710	2,148
Weatherford International CV to 129.1656
5.875%, 07/01/2021	425	266

Total Convertible Bonds (Cost $6,792) ($ Thousands)		6,767

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK – 0.4%
21st Century Oncology, 0.000% *(B)(D)(G)	1,943	$525
Aspen Insurance Holdings, 5.950%	86,000	1,946
CEVA Holdings, 0.000% *(B)(D)	1,214	26
Claire’s Stores, 0.000% *(B)	739	838
Crestwood Equity Partners, 9.250%	82,000	717
Federal Home Loan Mortgage, 0.000% *	16,903	181
FNMA, 0.000% *	24,650	255
TE Holdcorp, 0.000% *(B)(D)	81,045	203
VICI Properties, 0.000% (D)	38,747	728

Total Preferred Stock (Cost $6,553) ($ Thousands)		5,419

	Number of Rights
RIGHTS – 0.0%
Texas Competitive Electric Holdings LLC 0.000 *‡‡(D)	218,213	155

Total Rights (Cost $294) ($ Thousands)		155

	Number of Warrants
WARRANTS – 0.0%
Cumulus Media, Expires 12/30/2027 Strike Price $– *	10,632	98
Guitar Center, Expires 12/30/2027 Strike Price $0 *(B)	12,965	–
Jack Cooper Holdings, Expires 04/26/2027 Strike Price $– *(B)(D)	2,496	–
Lion Holding, Expires 12/30/2027 Strike Price $– *	1,575	–
Remington Arms, Expires Strike Price $– *(D)	12,902	–
SandRidge Energy, Expires 10/04/2022 Strike Price $41 *(D)	7,382	1
SandRidge Energy, Expires 10/04/2022 Strike Price $42 *(D)	3,108	–

Total Warrants (Cost $185) ($ Thousands)		99

	Shares

AFFILIATED PARTNERSHIP – 0.0%
SEI Liquidity Fund, L.P. 2.420% **†(L)	1,141	1

Total Affiliated Partnership (Cost $1) ($ Thousands)		1

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Cl F
2.200%**†	36,206,126	$36,206

Total Cash Equivalent (Cost $36,206) ($ Thousands)		36,206

Total Investments in Securities — 99.1%
(Cost $1,551,908) ($ Thousands)		$1,445,687

A list of the outstanding centrally cleared swap agreements held by the Fund at December 31, 2018, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX NA.HY.29 5Y	Sell	5.00%	Quarterly	12/20/2022	(7,014)	$232	$465	$(233)
CDX.NA.HY.30.5Y	Sell	5.00%	Quarterly	06/20/2023	(2,100)	64	146	(82)
CDX.NA.HY.31.5Y	Sell	5.00%	Quarterly	12/20/2023	(1,134)	23	(65)	88

						$319	$546	$(227)

A list of the outstanding OTC swap agreements held by the Fund at December 31, 2018, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
Bank of America	IBOXHY_MAR19_270	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	03/20/2019	USD	(9,465)	$203	$42	$161
JPMorgan Chase	IBOXHY_MAR19_268.53	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	03/20/2019	USD	(137)	2	1	1
JPMorgan Chase	IBOXHY_MAR19_269.8	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	03/20/2019	USD	(8,581)	179	41	138

								$384	$84	$300

Percentages are based on Net Assets of $1,458,661 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2018.

†	Investment in Affiliated Security.
‡‡	Expiration date not available.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $762,363 ($ Thousands), representing 52.3% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Security is in default on interest payment.

(D)	Securities considered illiquid. The total value of such securities as of December 31, 2018 was $29,389 ($ Thousands) and represented 2.0% of the Net Assets of the Fund.

(E)	Securities considered restricted. The total market value of such securities as of December 31, 2018 was $0 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(F)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(G)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2018 was $22,288 ($ Thousands) and represented 1.5% of the Net Assets of the Fund.

(H)	Unsettled bank loan. Interest rate not available.

(I)	Interest rate unavailable.

(J)	Maturity date not available.

(K)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(L)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2018 was $1 ($ Thousands).

CDO – Collateralized Debt Obligation

Cl – Class

CLO – Collateralized Loan Obligation

CV – Convertible Security

FNMA – Federal National Mortgage Association

GO – General Obligation

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

L.P. – Limited Partnership

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

Ltd. – Limited

OTC – Over the counter

PIK – Payment-in-Kind

PLC – Public Limited Company

Pty – Proprietary

RB – Revenue Bond

ULC – Unlimited Liability Company

USD – United States Dollar

VAR – Variable Rate

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

A list of restricted securities held by the Fund as of December 31, 2018 is as follows:

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine
(escrow security)	$2,750	11/30/10	11/30/10	$–	$–	0.00%

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$1,065,904	$7,089	$1,072,993
Loan Participations	–	137,842	12,063	149,905
Asset-Backed Securities	–	–	146,906	146,906
Common Stock	10,027	770	8,083	18,880
Municipal Bonds	–	4,764	3,592	8,356
Convertible Bonds	–	6,720	47	6,767
Preferred Stock	1,949	1,879	1,591	5,419
Rights	–	155	–	155
Warrants	–	99	–	99
Affiliated Partnership	–	1	–	1
Cash Equivalent	36,206	–	–	36,206

Total Investments in Securities	$48,182	$1,218,134	$179,371	$1,445,687

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	$–	$88	$–	$88
Unrealized Depreciation	–	(315)	–	(315)
OTC Swap
Total Return Swap *
Unrealized Appreciation	–	300	–	300

Total Other Financial Instruments	$–	$73	$–	$73

*Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which unobservable inputs (Level 3) were used in determining fair value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Municipal Bonds	Investments in Convertible Bonds	Investments in Preferred Stock
Balance as of October 1, 2018	$7,195	$18,137	$160,025	$6,587	$5,126	$55	$1,046
Accrued discounts/premiums	3	(26)	46	–	–	–	–
Realized gain/(loss)	–	(2404)	4,327	–	20	–	871
Change in unrealized appreciation/ (depreciation)	(109)	1,778	(11,219)	1,496	(59)	(8)	(489)
Purchases	–	688	11,814	–	–	–	163
Sales	–	(6,110)	(18,087)	–	(1,495)	–	–
Net transfer into Level 3	–	–	–	–	–	–	–
Net transfer out of Level 3	–	–	–	–	–	–	–

Ending Balance as of December 31, 2018 (1)	$7,089	$12,063	$146,906	$8,083	$3,592	$47	$1,591

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(239)	$(2,266)	$8,646	$(129)	$(232)	$5	$(292)

(1) Of the $179,371 ($ Thousands) in Level 3 securities as of December 31, 2018, $7,003 ($ Thousands) or 3.9% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended December 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

High Yield Bond Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2018	Dividend Income
SEI Liquidity Fund, L.P.	$–	$1	$–	$–	$–	$1	$–
SEI Daily Income Trust, Government Fund, CI F	70,705	178,960	(213,459)	–	–	36,206	268

Totals	$70,705	$178,961	$(213,459)	$–	$–	$36,207	$268

As of December 31, 2018, High Yield Bond Fund is the seller (“providing protection”) on a total notional amount of $10.2 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	–	–	–	$319,513	$319,513
Maximum potential amount of future payments	–	–	–	10,248,000	10,248,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	–	–	–	–	–
Collateral held by the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$–	$–	$–	$–	$–	$–
101-200	–	–	–	–	–	–
201-300	–	–	–	–	–	–
301-400	–	–	–	–	–	–
> than 400	–	–	10,248,000	–	–	10,248,000
Total	$–	$–	$10,248,000	$–	$–	$10,248,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER – 40.3%

Banks – 11.0%
Bayerische Landesbank
2.620%, 01/02/2019 (A)	$5,000	$4,999
DBS Bank
2.550%, 03/04/2019 (A)	2,000	1,991
Macquarie Bank
2.710%, 02/12/2019 (A)	3,000	2,990
Mizuho Bank NY
2.480%, 01/30/2019 (A)	3,000	2,994
NRW Bank
2.730%, 02/22/2019 (A)	3,000	2,988
2.630%, 02/12/2019 (A)	5,500	5,483
Oversea-Chinese Banking
2.547%, 04/08/2019 (A)	4,000	4,000
Svenska Handelsbanken
2.410%, 01/28/2019 (A)	2,000	1,996
United Overseas Bank
2.910%, 05/17/2019 (A)	4,000	3,956
2.400%, 01/17/2019 (A)	2,000	1,998

		33,395

Communication Services – 1.4%
Bell Canada
2.840%, 01/10/2019 (A)	2,000	1,999
Rogers Communications
2.630%, 01/02/2019 (A)	2,200	2,200

		4,199

Consumer Staples – 2.7%
Reckitt Benckiser Treasury Services
2.830%, 01/04/2019 (A)	2,150	2,149
Unilever Capital
2.430%, 01/02/2019 (A)	6,000	5,999

		8,148

Financials – 23.2%
Albion Capital
2.510%, 01/02/2019	5,400	5,399
Antalis
2.530%, 01/04/2019 (A)	3,000	2,999
Atlantic Asset Securitization
2.500%, 01/11/2019 (A)	7,000	6,995
2.400%, 01/02/2019 (A)	5,569	5,568
Australia & New Zealand Banking Group
2.800%, 12/10/2019 (A)	1,500	1,500
Chariot Funding
2.860%, 04/30/2019 (A)	2,800	2,772
Crown Point Capital
2.520%, 01/18/2019 (A)	3,000	3,000
2.720%, 02/06/2019 (A)	3,000	3,000
Federation des Caisses Desjardins du Quebec
2.410%, 01/03/2019 (A)	7,000	6,999
2.887%, 12/10/2019 (A)	2,000	2,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
JP Morgan Securities
2.560%, 01/28/2019 (A)	$3,000	$2,994
Matchpoint Finance
2.420%, 01/02/2019 (A)	2,000	2,000
Mont Blanc Capital
2.460%, 01/11/2019 (A)	4,000	3,997
National Securities Clearing
2.520%, 03/27/2019 (A)	2,000	1,987
Old Line Funding
2.840%, 04/26/2019 (A)	2,000	1,981
Ridgefield Funding
2.940%, 03/18/2019 (A)	2,500	2,485
2.920%, 03/06/2019 (A)	4,000	3,980
Sumitomo Mitsui Trust Bank Limited
2.760%, 02/28/2019 (A)	3,000	2,987
Suncorp-Metway
2.840%, 05/01/2019 (A)	2,000	1,981
2.810%, 04/23/2019 (A)	1,000	991
2.540%, 01/09/2019 (A)	3,000	2,998
UBS
3.144%, 12/19/2019 (A)	1,500	1,500

		70,113

Industrials – 2.0%
Coca-Cola
2.460%, 01/09/2019 (A)	3,600	3,598
Ryder System
2.820%, 01/02/2019	2,500	2,500

		6,098

Total Commercial Paper (Cost $121,963) ($ Thousands)		121,953

U.S. TREASURY OBLIGATIONS – 12.2%
United States Treasury Bills (B)
2.330%, 01/22/2019	10,000	9,987
2.320%, 01/15/2019	7,000	6,994
2.310%, 01/02/2019	20,000	20,000

Total U.S. Treasury Obligations (Cost $36,979) ($ Thousands)		36,981

CORPORATE OBLIGATIONS – 2.5%

Consumer Discretionary – 1.3%
Jets Stadium Development
2.500%, 04/01/2047 (A)	4,000	4,000

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Financials – 1.2%
Australia & New Zealand Banking Group NY MTN
1.600%, 07/15/2019	$1,500	$1,488
National Australia Bank
1.375%, 07/12/2019	2,000	1,984

		3,472

Total Corporate Obligations (Cost $7,473) ($ Thousands)		7,472

CERTIFICATES OF DEPOSIT – 37.0%
Bank of Montreal
2.890%, 01/17/2020	1,500	1,500
2.787%, 12/10/2019	2,000	2,000
2.571%, 03/12/2019	2,000	2,000
2.430%, 01/23/2019	2,500	2,500
Bank of Nova Scotia
2.913%, 09/20/2019	2,000	1,999
Bayerische Landesbank
2.750%, 01/03/2019	2,000	2,000
Bedford Row Funding
2.689%, 08/02/2019 (A)	2,000	2,000
2.670%, 02/11/2019 (A)	2,000	2,000
BNP Paribas
3.012%, 09/27/2019	3,000	2,999
2.755%, 05/15/2019	2,000	1,999
2.595%, 04/18/2019	2,000	2,001
2.488%, 04/04/2019	1,500	1,500
Canadian Imperial Bank of Commerce
2.806%, 07/25/2019	2,500	2,500
2.770%, 12/06/2019	1,000	1,000
2.765%, 07/16/2019	2,000	2,000
2.547%, 04/10/2019	2,000	2,000
Citibank
2.430%, 01/03/2019	4,000	4,000
HSBC Bank
3.062%, 03/27/2019 (A)	2,000	2,001
2.637%, 04/24/2019 (A)	3,000	3,000
ING US Funding
2.707%, 02/08/2019	2,000	2,001
2.650%, 03/06/2019	2,200	2,200
2.568%, 01/07/2019	1,500	1,500
Lloyds Bank
2.569%, 01/02/2019	4,000	4,000
Mizuho Bank NY
2.595%, 04/18/2019	2,000	2,000
2.543%, 01/07/2019	2,500	2,500
National Australia Bank
2.599%, 04/02/2019 (A)	3,000	3,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CERTIFICATES OF DEPOSIT (continued)
Nordea Bank Abp NY
2.400%, 01/28/2019	$4,000	$4,000
Royal Bank of Canada
2.795%, 05/20/2019	2,000	2,000
2.765%, 08/16/2019	1,300	1,300
Skandinaviska Enskilda Banken
2.815%, 06/14/2019	3,000	3,000
Standard Chartered Bank
2.922%, 03/25/2019	3,000	3,000
2.717%, 04/24/2019	2,500	2,500
Sumitomo Mitsui Banking
2.546%, 04/15/2019	3,500	3,500
2.510%, 03/01/2019	2,500	2,499
Sumitomo Mitsui Trust Bank
2.829%, 08/16/2019	1,500	1,500
2.567%, 02/08/2019	1,700	1,700
2.508%, 04/05/2019	2,000	2,000
2.420%, 01/02/2019	3,000	3,000
Svenska Handelsbanken
3.046%, 06/07/2019	2,750	2,752
3.014%, 12/19/2019	2,500	2,500
2.633%, 05/07/2019	3,000	3,000
Swedbank
2.739%, 05/21/2019	3,500	3,500
UBS
2.766%, 08/28/2019 (A)	1,500	1,499
2.765%, 05/31/2019 (A)	2,500	2,502
2.749%, 07/02/2019 (A)	1,000	1,000
2.738%, 04/04/2019 (A)	1,500	1,501
2.677%, 07/23/2019 (A)	2,500	2,500
Westpac Banking
2.771%, 11/01/2019 (A)	1,000	1,000
2.707%, 11/08/2019 (A)	2,000	1,999

Total Certificates of Deposit (Cost $111,951) ($ Thousands)		111,953

	Shares

CASH EQUIVALENT – 0.0%
SEI Daily Income Trust, Government Fund, Cl F
2.200%**†	100	–

Total Cash Equivalent (Cost $–) ($ Thousands)		–

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENTS – 4.6%
Goldman Sachs
2.900%, dated 12/31/2018, to be repurchased on 01/02/2019, repurchase price $2,000,483 (collateralized by FNMA obligations, par value $1,000,000 - $5,721,246, 3.090% - 6.000%, 01/01/2028 - 12/01/2044; total market value $2,060,000) (C)	$2,000	$2,000
TD Securities
3.000%, dated 12/31/2018, to be repurchased on 01/02/2019, repurchase price $12,300,000 (collateralized by FNMA obligations, par value $12,691,446, 3.500%, 07/01/2048; total market value $12,360,001) (C)	12,000	12,000

Total Repurchase Agreements (Cost $14,000) ($ Thousands)		14,000

Total Investments in Securities – 96.6% (Cost $292,366) ($ Thousands)		$292,359

Percentages	are based on Net Assets of $302,522 ($ Thousands).
**	Rate shown is the 7-day effective yield as of December 31, 2018.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $137,058 ($ Thousands), representing 45.3% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Tri-Party Repurchase Agreement.

Cl – Class

MTN – Medium Term Note

The following is a list of the levels of inputs used as of December 31, 2018 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$–	$121,953	$–	$121,953
U.S. Treasury Obligations	–	36,981	–	36,981
Corporate Obligations	–	7,472	–	7,472
Certificates of Deposit	–	111,953	–	111,953
Cash Equivalent	–	–	–	–
Repurchase Agreements	–	14,000	–	14,000

Total Investments in Securities	$–	$292,359	$–	$292,359

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	12/31/2018	Income
SEI Daily Income Trust, Government Fund, CI F	$251	$5,459	$(5,710)	$–	$–

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS – 86.5%
Alaska – 1.9%
Alaska State, Housing Finance Authority, Ser B, RB Callable 01/03/2019 @ 100
1.710%, 12/01/2041 (A)	$3,300	$3,300

Arizona – 1.1%
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB Callable 01/01/2019 @ 100
1.780%, 09/01/2035 (A)(B)	2,000	2,000

Connecticut – 3.2%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser A-3, RB Callable 01/02/2019 @ 100
1.700%, 11/15/2045 (A)	1,150	1,150
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser C-3, RB Callable 01/02/2019 @ 100
1.700%, 11/15/2045 (A)	1,000	1,000
Connecticut State, Ser C, GO Callable 01/01/2019 @ 100
1.840%, 05/15/2034 (A)	3,570	3,570

		5,720

District of Columbia – 2.8%
District of Columbia, Community Connections Real Estate Foundation Project, Ser A, RB Callable 01/02/2019 @ 100
1.760%, 07/01/2032 (A)(B)	2,400	2,400
District of Columbia, Georgetown University Project, RB Callable 01/02/2019 @ 100
1.700%, 04/01/2041 (A)(B)	540	540
District of Columbia, Medlantic/Helix Project, Ser A, RB Callable 01/02/2019 @ 100
1.650%, 08/15/2038 (A)(B)	50	50
RBC Municipal Products Trust, Ser 2018- G63, GO
1.740%, 12/01/2023 (A)(B)(C)	2,000	2,000

		4,990

Florida – 3.3%
Escambia County, Health Facilities Authority, Azalea Trace Project, Ser B, RB, AGC Callable 01/02/2019 @ 100
1.750%, 11/15/2029 (A)	80	80

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Miami-Dade County, Industrial Development Authority, Dave and Mary Alper Jewish Community Center Project, RB Callable 01/01/2019 @ 100
1.800%, 04/01/2032 (A)(B)	$5,695	$5,695

		5,775

Georgia – 3.3%
Georgia State, Municipal Electric Authority, Project One, Sub-Ser B, RB Callable 01/02/2019 @ 100
1.830%, 01/01/2048 (A)(B)	3,900	3,900
Monroe County, Development Authority, Oglethorpe Power Project, Ser B, RB Callable 01/02/2019 @ 100
1.650%, 01/01/2036 (A)(B)	2,000	2,000

		5,900

Illinois – 3.5%
Illinois State, Finance Authority, Advocate Health Care Network, Advocate Healthcare Network Project, Sub-Ser C2B, RB Callable 01/01/2019 @ 100
1.650%, 11/01/2038 (A)	1,800	1,800
Illinois State, Finance Authority, Northwestern Memorial Hospital Project, RB Callable 01/01/2019 @ 100
1.630%, 08/15/2042 (A)	100	100
Illinois State, Finance Authority, Sub-Ser C-1, RB Callable 01/01/2019 @ 100
1.650%, 11/01/2038 (A)	700	700
Illinois State, Finance Authority, YMCA Metropolitan Chicago Project, RB Callable 01/01/2019 @ 100
1.650%, 06/01/2029 (A)(B)	1,800	1,800
Illinois State, Housing Development Authority, Sub-Ser, RB Callable 01/01/2019 @ 100
1.690%, 02/01/2038 (A)	1,000	1,000
Tender Option Bond Trust Receipts, Ser 2017-XG0133, RB
1.750%, 01/04/2020 (A)(C)	840	840

		6,240

Indiana – 6.3%
Elkhart County, Multi-Family Housing Authority, Ashton Pines Apartments Project, Ser A, RB Callable 01/01/2019 @ 100
1.710%, 09/01/2043 (A)(B)	4,100	4,100

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, RB Callable 01/02/2019 @ 100
1.750%, 02/01/2039 (A)	$7,100	$7,100

		11,200

Iowa – 7.1%
Iowa State, Finance Authority, Midwestern Disaster Area Economic Development, CJ Bio America Project, RB Callable 01/02/2019 @ 100
2.070%, 04/01/2022 (A)(B)	6,300	6,300
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB Callable 01/02/2019 @ 100
1.710%, 09/01/2036 (A)	1,500	1,500
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, Ser B, RB Callable 01/02/2019 @ 100
1.710%, 05/01/2023 (A)	2,700	2,700
Iowa State, Finance Authority, Unitypoint Health, RB Callable 01/02/2019 @ 100
1.690%, 07/01/2041 (A)(B)	2,000	2,000

		12,500

Kansas – 1.1%
Manhattan, Industrial Development Authority, Florence Kansas Project, AMT, RB Callable 01/01/2019 @ 100
1.750%, 04/01/2028 (A)(B)	2,000	2,000

Louisiana – 3.7%
Ascension Parish, Industrial Development Board, BASF Project, RB Callable 01/02/2019 @ 100
1.750%, 10/01/2039 (A)	2,000	2,000
Louisiana State, Public Facilities Authority, Air Products and Chemicals Project, RB
1.620%, 08/01/2050 (A)	2,700	2,700
Louisiana State, Public Facilities Authority, Air Products and Chemicals Project, Ser B, RB Callable 01/02/2019 @ 100
1.620%, 12/01/2043 (A)	700	700
Saint Charles Parish, Pollution Control, Shell Oil Project, Ser B, RB Callable 01/02/2019 @ 100
1.750%, 10/01/2022 (A)	1,100	1,100

		6,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Maryland – 1.2%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB Callable 01/02/2019 @ 100
1.760%, 02/01/2041 (A)	$1,070	$1,070
Maryland State, Economic Development Authority, Academy of Sciences Project, RB
2.020%, 04/01/2033 (A)(B)	1,000	1,000

		2,070

Massachusetts – 0.9%
Massachusetts State, Water Resources Authority, Sub-Ser A-3, RB Callable 01/02/2019 @ 100
1.690%, 08/01/2037 (A)	1,600	1,600

Michigan – 4.4%
Central Michigan University, Ser A, RB Callable 01/01/2019 @ 100
1.780%, 10/01/2032 (A)(B)	1,000	1,000
Michigan State, Building Authority, Multi- Model Facilities Program, Ser I, RB Callable 01/02/2019 @ 100
1.710%, 10/15/2052 (A)(B)	1,970	1,970
Michigan State, Finance Authority, Higher Education Facilities, University of Detroit Mercy Project, RB Callable 01/01/2019 @ 100
1.760%, 11/01/2040 (A)(B)	1,875	1,875
Michigan State, Housing Development Authority, Single Family Mortgage Project, Ser D-REM, RB Callable 01/02/2019 @ 100
1.780%, 06/01/2030 (A)	2,900	2,900

		7,745

Mississippi – 3.4%
Mississippi State, Business Finance, Chevron U.S.A Project, Ser F, RB Callable 01/02/2019 @ 100
1.700%, 12/01/2030 (A)	2,700	2,700
Mississippi State, Business Finance, Chevron U.S.A Project, Ser K, RB Callable 01/02/2019 @ 100
1.660%, 11/01/2035 (A)	3,400	3,400

		6,100

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri – 3.3%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB Callable 01/01/2019 @ 100
1.700%, 04/15/2034 (A)(B)	$2,300	$2,300
RBC Municipal Products Trust, Ser C-16, RB
1.770%, 09/01/2039 (A)(B)(C)	3,500	3,500

		5,800

New York – 15.7%
New York City, Housing Development Authority, Hewitt House Apartments Project, Ser A, RB Callable 01/01/2019 @ 100
1.770%, 11/01/2048 (A)(B)	1,500	1,500
New York City, Sub-Ser A-3, GO Callable 01/01/2019 @ 100
1.800%, 10/01/2040 (A)	2,000	2,000
New York City, Sub-Ser J-8-R, GO Callable 02/01/2019 @ 100
1.900%, 08/01/2021 (A)(B)	5,000	5,000
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser A-4, RB Callable 01/02/2019 @ 100
1.720%, 08/01/2039 (A)	500	500
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB Callable 01/02/2019 @ 100
1.800%, 02/01/2044 (A)	100	100
New York City, Water & Sewer System, RB Callable 01/02/2019 @ 100
1.800%, 06/15/2048 (A)	1,100	1,100
1.740%, 06/15/2039 (A)	1,000	1,000
1.720%, 06/15/2050 (A)	2,400	2,400
New York State, Energy Research & Development Authority, Consolidated Edison Project, AMT, RB Callable 01/02/2019 @ 100
1.700%, 06/01/2036 (A)(B)	400	400
New York State, Energy Research & Development Authority, Sub-Ser A-1, RB Callable 01/02/2019 @ 100
1.690%, 05/01/2039 (A)(B)	600	600
New York State, Housing Finance Agency, 600 W. 42nd Street Project, Ser A, RB Callable 01/01/2019 @ 100
1.740%, 05/15/2041 (A)(B)	4,500	4,500
New York State, Local Government Assistance, Sub-Ser, RB Callable 01/02/2019 @ 100
1.620%, 04/01/2019 (A)	400	400

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oneida County, Industrial Development Agency, Mohawk Valley Community College Dormitory Project, Ser A, RB Callable 01/01/2019 @ 100
1.760%, 08/01/2038 (A)(B)	$1,200	$1,200
Oswego County, Industrial Development Agency, O.H. Properties Project, Ser A, RB Callable 01/01/2019 @ 100
1.960%, 06/01/2024 (A)(B)	710	710
RBC Municipal Products Trust, Ser 2018-G5, GO
1.740%, 10/01/2025 (A)(B)(C)	1,900	1,900
Tender Option Bond Trust Receipts, Ser 2016-XF0499, RB Callable 11/15/2026 @ 100
1.830%, 11/15/2056 (A)(C)	2,030	2,030
Tender Option Bond Trust Receipts, Ser 2017-XF0550, RB Callable 02/15/2027 @ 100
1.760%, 02/15/2042 (A)(C)	2,000	2,000
Westchester County, Industrial Development Authority, Northern West Chester Hospital Project, RB Callable 01/01/2019 @ 100
1.670%, 11/01/2024 (A)(B)	400	400

		27,740

Ohio – 2.6%
Allen, Hospital Facilities Revenue, Ser C, RB Callable 01/01/2019 @ 100
1.710%, 06/01/2034 (A)(B)	2,400	2,400
American Municipal Power, Electric System Improvement, Village of Holiday City Project, RB
3.000%, 04/30/2019	1,000	1,004
American Municipal Power, Electric System Improvement, Village of Jackson Center Project, RB
3.000%, 08/15/2019	280	282
Hamilton County, HealthCare Facilities Authority, Children’s Home Project, RB Callable 01/01/2019 @ 100
1.700%, 03/01/2033 (A)(B)	900	900

		4,586

Pennsylvania – 0.4%
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC Callable 02/01/2019 @ 100
1.750%, 11/15/2029 (A)	195	195

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Gas Works Authority, Ser D, RB Callable 01/02/2019 @ 100
1.700%, 08/01/2031 (A)(B)	$600	$600

		795

Tennessee – 5.1%
Clarksville, Public Building Authority, Pooled Financing, RB Callable 02/01/2019 @ 100
1.760%, 06/01/2029 (A)(B)	3,500	3,500
Shelby County, Health Educational & Housing Facilities Authority, Providence Place Apartments Project, RB Callable 01/03/2019 @ 100
1.730%, 12/15/2042 (A)(B)	5,500	5,500

		9,000

Texas – 8.3%
Harris County, Cultural Education Facilities Finance, Sub-Ser C-1, RB Callable 01/02/2019 @ 100
1.720%, 12/01/2024 (A)	1,710	1,710
Port of Port of Arthur, Navigation District, Industrial Development, Total Petrochemicals Project, Ser A, RB Callable 01/02/2019 @ 100
1.750%, 12/01/2040 (A)	1,000	1,000
Port of Port of Arthur, Navigation District, Total Petrochemicals Project, RB Callable 03/01/2019 @ 100
1.750%, 03/01/2039 (A)	5,300	5,300
Texas State, Tax Revenue Anticipation Notes, RB
4.000%, 08/29/2019	4,000	4,057
Texas State, Veterans Bonds, GO Callable 01/02/2019 @ 100
1.750%, 12/01/2047 (A)	2,595	2,595

		14,662

Utah – 1.1%
Emery County, Pollution Control, Pacific Corp Project, RB Callable 01/02/2019 @ 100
1.680%, 11/01/2024 (A)(B)	1,100	1,100
Weber County, Hospital Revenue Authority, IHC Health Services Project, Ser C, RB Callable 01/02/2019 @ 100
1.700%, 02/15/2035 (A)	900	900

		2,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Washington – 0.6%
Tender Option Bond Trust Receipts, Ser 2016- XL0007, RB Callable 06/01/2019 @ 100
1.860%, 06/15/2033 (A)(C)	$1,000	$1,000

Wisconsin – 2.2%
Oshkosh, Industrial Development Authority, Oshkosh Coil Spring Project, Ser A, AMT, RB Callable 01/01/2019 @ 100
1.900%, 12/01/2020 (A)(B)	420	420
Wisconsin State, Housing & Economic Development Authority, Ser C, RB Callable 01/01/2019 @ 100
1.840%, 05/01/2046 (A)	2,000	2,000
Wisconsin State, Housing & Economic Development Authority, Ser C, RB Callable 01/02/2019 @ 100
1.710%, 03/01/2031 (A)	1,400	1,400

		3,820

Total Municipal Bonds (Cost $153,036) ($ Thousands)		153,043

TAX-EXEMPT COMMERCIAL PAPER – 13.1%
Fort Bend
1.820%, 02/06/2019	2,500	2,500
Garland
1.840%, 02/13/2019	1,500	1,500
Harris County
1.820%, 01/17/2019	6,000	6,000
1.810%, 01/24/2019	3,000	3,000
Miami-Dade County
1.780%, 01/31/2019	2,000	2,000
Michigan State University
1.800%, 01/07/2019	3,800	3,800
1.800%, 01/07/2019	2,200	2,200
San Antonio
1.850%, 03/06/2019	2,200	2,200

Total Tax-Exempt Commercial Paper (Cost $23,200) ($ Thousands)		23,200

Total Investments in Securities – 99.6% (Cost $176,236) ($ Thousands)		$176,243

Percentages are based on Net Assets of $176,949 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Free Conservative Income Fund (Continued)

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $13,270 ($ Thousands), representing 7.5% of the Net Assets of the Fund.

AGC – Assured Guaranty Corporation

AMT – Alternative Minimum Tax

GO – General Obligation

RB – Revenue Bond

Ser – Series

As of December 31, 2018, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

For information regarding the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 99.6%
U.S. Treasury Inflation Protected Securities
1.375%, 01/15/2020	$10,483	$10,415
1.250%, 07/15/2020	16,193	16,160
1.125%, 01/15/2021	18,539	18,455
0.625%, 07/15/2021	19,686	19,534
0.625%, 04/15/2023	22,483	22,110
0.375%, 07/15/2023	22,348	21,851
0.125%, 04/15/2020	27,118	26,508
0.125%, 04/15/2021	23,567	22,916
0.125%, 01/15/2022	21,741	21,103
0.125%, 04/15/2022	22,947	22,198
0.125%, 07/15/2022	22,425	21,781
0.125%, 01/15/2023	22,559	21,788

Total U.S. Treasury Obligations (Cost $250,687) ($ Thousands)		244,819

	Shares

CASH EQUIVALENT – 0.4%
SEI Daily Income Trust, Government Fund, Cl F
2.200%**†	938,561	939

Total Cash Equivalent (Cost $939) ($ Thousands)		939

Total Investments in Securities –100.0% (Cost $251,626) ($ Thousands)		$245,758

Percentages are based on Net Assets of $245,758 ($ Thousands).
**	Rate shown is the 7-day effective yield as of December 31, 2018.
†	Investment in Affiliated Security.

Cl – Class

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$244,819	$–	$244,819
Cash Equivalent	939	–	–	939

Total Investments in Securities	$939	$244,819	$–	$245,758

For the period ended December 31, 2018, there were no transfers between Level 1 into Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Value 12/31/2018	Income
SEI Daily Income Trust, Government Fund, CI F	$101	$7,422	$(6,584)	$939	$4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 93.4%
Communication Services – 9.4%
Activision Blizzard Inc	25,000	$1,164
Alphabet Inc, Cl A *	9,669	10,104
Alphabet Inc, Cl C *	9,993	10,349
AT&T Inc	236,303	6,744
CBS Corp, Cl B	11,182	489
CenturyLink Inc	31,757	481
Charter Communications Inc, Cl A *	5,700	1,624
Comcast Corp, Cl A	147,280	5,015
Discovery Inc, Cl A *	5,229	130
Discovery Inc, Cl C *	11,385	263
DISH Network Corp, Cl A *	7,700	192
Electronic Arts Inc *	9,728	768
Facebook Inc, Cl A *	78,071	10,234
Interpublic Group of Cos Inc/The	12,697	262
Netflix Inc *	14,120	3,779
News Corp, Cl A	12,630	143
News Corp, Cl B	4,100	47
Omnicom Group Inc	7,369	540
Take-Two Interactive Software Inc, Cl A *	3,800	391
TripAdvisor Inc *	3,297	178
Twenty-First Century Fox Inc, Cl A	34,562	1,663
Twenty-First Century Fox Inc, Cl B	15,700	750
Twitter Inc *	23,500	676
Verizon Communications Inc	134,198	7,545
Viacom Inc, Cl B	11,530	296
Walt Disney Co/The	48,281	5,294

		69,121

Consumer Discretionary – 9.3%
Advance Auto Parts Inc	2,294	361
Amazon.com Inc, Cl A *	13,336	20,030
AutoZone Inc *	825	692
Best Buy Co Inc	7,878	417
Booking Holdings Inc *	1,509	2,599
BorgWarner Inc	6,501	226
CarMax Inc *	5,856	367
Carnival Corp	12,780	630
Chipotle Mexican Grill Inc, Cl A *	823	355
Darden Restaurants Inc	4,134	413
Delphi Automotive PLC *	8,741	538
Dollar General Corp	8,573	927
Dollar Tree Inc *	7,785	703
DR Horton Inc	11,286	391
eBay Inc	29,447	827
Expedia Group Inc	3,915	441
Foot Locker Inc, Cl A	3,800	202
Ford Motor Co	127,876	978
Gap Inc/The	7,198	185
Garmin Ltd	4,004	254
General Motors Co	42,377	1,418
Genuine Parts Co	4,804	461

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Goodyear Tire & Rubber Co/The	7,816	$160
H&R Block Inc	6,510	165
Hanesbrands Inc	12,167	153
Harley-Davidson Inc, Cl A	5,455	186
Hasbro Inc	3,798	309
Hilton Worldwide Holdings Inc	9,600	689
Home Depot Inc/The	36,682	6,303
Kohl’s Corp	5,227	347
L Brands Inc	7,208	185
Leggett & Platt Inc	4,465	160
Lennar Corp, Cl A	9,674	379
LKQ Corp *	10,200	242
Lowe’s Cos Inc	26,245	2,424
Macy’s Inc	10,230	305
Marriott International Inc/MD, Cl A	9,251	1,004
Mattel Inc *	11,299	113
McDonald’s Corp	25,007	4,441
MGM Resorts International	16,200	393
Michael Kors Holdings Ltd *	4,928	187
Mohawk Industries Inc *	2,058	241
Newell Brands Inc, Cl B	14,113	262
NIKE Inc, Cl B	41,238	3,057
Nordstrom Inc	3,566	166
Norwegian Cruise Line Holdings Ltd *	6,700	284
O’Reilly Automotive Inc *	2,612	899
PulteGroup Inc	8,443	219
PVH Corp	2,520	234
Ralph Lauren Corp, Cl A	1,860	192
Ross Stores Inc	12,149	1,011
Royal Caribbean Cruises Ltd	5,610	549
Starbucks Corp	40,157	2,586
Tapestry Inc	9,634	325
Target Corp, Cl A	16,984	1,123
Tiffany & Co	3,398	274
TJX Cos Inc/The	40,376	1,806
Tractor Supply Co	4,046	338
Ulta Beauty Inc *	1,800	441
Under Armour Inc, Cl A *	6,546	116
Under Armour Inc, Cl C *	6,681	108
VF Corp	10,640	759
Whirlpool Corp	2,109	225
Wynn Resorts Ltd	3,017	298
Yum! Brands Inc	10,197	937

		68,010

Consumer Staples – 6.9%
Altria Group Inc	60,869	3,006
Archer-Daniels-Midland Co	18,541	760
Brown-Forman Corp, Cl B	5,485	261
Campbell Soup Co	6,172	204
Church & Dwight Co Inc	8,200	539
Clorox Co/The	4,222	651

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coca-Cola Co	124,382	$5,890
Colgate-Palmolive Co	28,048	1,669
Conagra Brands Inc	15,992	342
Constellation Brands Inc, Cl A	5,470	880
Costco Wholesale Corp	14,176	2,888
Coty Inc, Cl A	14,849	97
Estee Lauder Cos Inc/The, Cl A	7,144	929
General Mills Inc	19,141	745
Hershey Co	4,586	492
Hormel Foods Corp	8,916	381
JM Smucker Co/The	3,804	356
Kellogg Co	8,294	473
Kimberly-Clark Corp	11,377	1,296
Kraft Heinz Co/The	20,400	878
Kroger Co	26,448	727
Lamb Weston Holdings Inc	4,800	353
McCormick & Co Inc/MD	3,914	545
Molson Coors Brewing Co, Cl B	6,124	344
Mondelez International Inc, Cl A	47,453	1,900
Monster Beverage Corp *	12,765	628
PepsiCo Inc	45,840	5,064
Philip Morris International Inc	50,437	3,367
Procter & Gamble Co	80,909	7,437
Sysco Corp, Cl A	15,643	980
Tyson Foods Inc, Cl A	9,675	517
Walgreens Boots Alliance Inc	26,007	1,777
Walmart Inc	46,176	4,301

		50,677

Energy – 5.0%
Anadarko Petroleum Corp, Cl A	16,493	723
Apache Corp	12,601	331
Baker Hughes a GE Co, Cl A	14,015	301
Cabot Oil & Gas Corp	14,598	326
Chevron Corp	62,026	6,748
Cimarex Energy Co	3,149	194
Concho Resources Inc *	6,500	668
ConocoPhillips	37,586	2,344
Devon Energy Corp	15,026	339
Diamondback Energy Inc, Cl A	5,000	464
EOG Resources Inc	18,727	1,633
Exxon Mobil Corp	137,500	9,376
Halliburton Co	28,142	748
Helmerich & Payne Inc	3,743	179
Hess Corp	8,274	335
HollyFrontier Corp	5,300	271
Kinder Morgan Inc/DE	61,614	948
Marathon Oil Corp	26,792	384
Marathon Petroleum Corp	21,850	1,289
National Oilwell Varco Inc, Cl A	12,530	322
Newfield Exploration Co *	6,373	93
Noble Energy Inc	16,137	303

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Occidental Petroleum Corp	24,600	$1,510
ONEOK Inc	13,454	726
Phillips 66	13,899	1,197
Pioneer Natural Resources Co	5,592	736
Schlumberger Ltd, Cl A	45,337	1,636
TechnipFMC PLC	14,413	282
Valero Energy Corp	13,697	1,027
Williams Cos Inc/The	39,946	881

		36,314

Financials – 12.4%
Affiliated Managers Group Inc	1,729	168
Aflac Inc	24,518	1,117
Allstate Corp	11,312	935
American Express Co	22,713	2,165
American International Group Inc	28,805	1,135
Ameriprise Financial Inc	4,517	471
Aon PLC	7,809	1,135
Arthur J Gallagher & Co	6,100	450
Assurant Inc	1,782	159
Bank of America Corp	296,345	7,302
Bank of New York Mellon Corp/The	29,643	1,395
BB&T Corp	24,856	1,077
Berkshire Hathaway Inc, Cl B *	63,230	12,910
BlackRock Inc	3,915	1,538
Brighthouse Financial Inc *	3,292	100
Capital One Financial Corp	15,415	1,165
CBOE Global Markets Inc	3,700	362
Charles Schwab Corp/The	38,835	1,613
Chubb Ltd	14,866	1,920
Cincinnati Financial Corp	4,993	387
Citigroup Inc	79,245	4,125
Citizens Financial Group Inc	15,100	449
CME Group Inc	11,448	2,154
Comerica Inc	5,273	362
Discover Financial Services	10,846	640
E*TRADE Financial Corp	8,170	358
Everest Re Group Ltd	1,300	283
Fifth Third Bancorp	20,851	491
First Republic Bank/CA	5,400	469
Franklin Resources Inc	9,536	283
Goldman Sachs Group Inc/The	11,321	1,891
Hartford Financial Services Group Inc/The	11,861	527
Huntington Bancshares Inc/OH	34,147	407
Intercontinental Exchange Inc	18,580	1,400
Invesco Ltd	13,712	230
Jefferies Financial Group Inc	9,340	162
JPMorgan Chase & Co	108,017	10,545
KeyCorp	33,452	494
Lincoln National Corp	7,109	365
Loews Corp	8,589	391
M&T Bank Corp	4,508	645

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marsh & McLennan Cos Inc	16,417	$1,309
MetLife Inc	32,412	1,331
Moody’s Corp	5,504	771
Morgan Stanley	42,617	1,690
MSCI Inc, Cl A	2,900	428
Nasdaq Inc, Cl A	3,687	301
Northern Trust Corp	7,171	599
People’s United Financial Inc	11,889	172
PNC Financial Services Group Inc/The	14,897	1,742
Principal Financial Group Inc, Cl A	8,833	390
Progressive Corp	19,121	1,154
Prudential Financial Inc	13,477	1,099
Raymond James Financial Inc	4,100	305
Regions Financial Corp	33,660	450
S&P Global Inc	8,078	1,373
SunTrust Banks Inc	14,539	733
SVB Financial Group, Cl B *	1,800	342
Synchrony Financial	21,401	502
T Rowe Price Group Inc	7,740	715
Torchmark Corp, Cl A	3,335	249
Travelers Cos Inc/The	8,652	1,036
Unum Group	7,263	213
US Bancorp	49,202	2,249
Wells Fargo & Co	137,533	6,337
Willis Towers Watson PLC	4,247	645
Zions Bancorp NA	6,337	258

		90,568

Health Care – 14.5%
Abbott Laboratories	56,924	4,117
AbbVie Inc	48,825	4,501
ABIOMED Inc *	1,400	455
Agilent Technologies Inc	10,585	714
Alexion Pharmaceuticals Inc *	7,308	712
Align Technology Inc *	2,400	503
Allergan PLC	10,380	1,387
AmerisourceBergen Corp, Cl A	5,254	391
Amgen Inc, Cl A	20,663	4,022
Anthem Inc	8,438	2,216
Baxter International Inc	16,092	1,059
Becton Dickinson and Co	8,719	1,965
Biogen Inc *	6,550	1,971
Boston Scientific Corp *	45,392	1,604
Bristol-Myers Squibb Co	52,838	2,747
Cardinal Health Inc	9,603	428
Celgene Corp, Cl A *	22,594	1,448
Centene Corp *	6,800	784
Cerner Corp *	10,512	551
Cigna Corp	12,320	2,340
Cooper Cos Inc/The, Cl A	1,600	407
CVS Health Corp	41,860	2,743
Danaher Corp, Cl A	19,991	2,062

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DaVita Inc *	4,157	$214
DENTSPLY SIRONA Inc	7,371	274
Edwards Lifesciences Corp, Cl A *	6,872	1,053
Eli Lilly & Co	30,613	3,543
Gilead Sciences Inc	41,913	2,622
HCA Healthcare Inc	8,743	1,088
Henry Schein Inc *	4,844	380
Hologic Inc *	8,900	366
Humana Inc	4,490	1,286
IDEXX Laboratories Inc *	2,700	502
Illumina Inc *	4,800	1,440
Incyte Corp *	5,800	369
Intuitive Surgical Inc *	3,738	1,790
IQVIA Holdings Inc *	5,100	593
Johnson & Johnson	87,144	11,246
Laboratory Corp of America Holdings *	3,217	407
McKesson Corp	6,337	700
Medtronic PLC	43,541	3,961
Merck & Co Inc	84,466	6,454
Mettler-Toledo International Inc *	800	452
Mylan NV *	16,826	461
Nektar Therapeutics, Cl A *	5,700	187
PerkinElmer Inc	3,669	288
Perrigo Co PLC	4,076	158
Pfizer Inc	187,757	8,196
Quest Diagnostics Inc	4,578	381
Regeneron Pharmaceuticals Inc *	2,515	939
ResMed Inc	4,700	535
Stryker Corp	10,076	1,579
Thermo Fisher Scientific Inc	13,011	2,912
UnitedHealth Group Inc	31,211	7,775
Universal Health Services Inc, Cl B	2,842	331
Varian Medical Systems Inc *	3,065	347
Vertex Pharmaceuticals Inc *	8,358	1,385
Waters Corp *	2,520	475
WellCare Health Plans Inc *	1,600	378
Zimmer Biomet Holdings Inc	6,753	700
Zoetis Inc, Cl A	15,473	1,324

		106,218

Industrials – 8.6%
3M Co	18,926	3,606
Alaska Air Group Inc	4,200	256
Allegion PLC	3,094	247
American Airlines Group Inc	13,525	434
AMETEK Inc	7,664	519
AO Smith Corp	4,700	201
Arconic Inc	13,592	229
Boeing Co/The	17,109	5,518
Caterpillar Inc, Cl A	19,245	2,445
CH Robinson Worldwide Inc	4,587	386
Cintas Corp	2,852	479

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Copart Inc *	6,700	$320
CSX Corp	26,188	1,627
Cummins Inc	4,763	637
Deere & Co	10,413	1,553
Delta Air Lines Inc, Cl A	20,122	1,004
Dover Corp	4,846	344
Eaton Corp PLC	14,239	978
Emerson Electric Co	20,226	1,208
Equifax Inc	4,076	380
Expeditors International of Washington Inc	5,708	389
Fastenal Co, Cl A	9,422	493
FedEx Corp	7,869	1,269
Flowserve Corp	4,554	173
Fluor Corp	4,492	145
Fortive Corp	9,554	646
Fortune Brands Home & Security Inc	4,700	179
General Dynamics Corp	8,965	1,409
General Electric Co	283,693	2,148
Harris Corp	3,827	515
Honeywell International Inc	24,152	3,191
Huntington Ingalls Industries Inc, Cl A	1,400	266
IHS Markit Ltd *	11,800	566
Illinois Tool Works Inc	9,931	1,258
Ingersoll-Rand PLC	7,903	721
Jacobs Engineering Group Inc	3,921	229
JB Hunt Transport Services Inc	2,845	265
Johnson Controls International plc	29,738	882
Kansas City Southern	3,263	311
L3 Technologies Inc	2,619	455
Lockheed Martin Corp	8,093	2,119
Masco Corp	10,223	299
Nielsen Holdings PLC	11,980	279
Norfolk Southern Corp	8,902	1,331
Northrop Grumman Corp	5,661	1,386
PACCAR Inc	11,219	641
Parker-Hannifin Corp, Cl A	4,352	649
Pentair PLC	5,277	199
Quanta Services Inc	4,882	147
Raytheon Co	9,199	1,411
Republic Services Inc	7,262	524
Robert Half International Inc	3,959	226
Rockwell Automation Inc	3,835	577
Rollins Inc	4,950	179
Roper Technologies Inc	3,414	910
Snap-on Inc	1,855	270
Southwest Airlines Co, Cl A	16,233	755
Stanley Black & Decker Inc	4,911	588
Textron Inc	8,037	370
TransDigm Group Inc *	1,600	544
Union Pacific Corp	23,919	3,306
United Continental Holdings Inc *	7,600	636
United Parcel Service Inc, Cl B	22,611	2,205

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Rentals Inc *	2,599	$266
United Technologies Corp	26,507	2,822
Verisk Analytics Inc, Cl A *	5,200	567
Waste Management Inc	12,682	1,129
WW Grainger Inc	1,447	409
Xylem Inc/NY	5,948	397

		63,022

Information Technology – 18.8%
Accenture PLC, Cl A	20,648	2,911
Adobe Inc *	15,864	3,589
Advanced Micro Devices Inc *	28,800	532
Akamai Technologies Inc *	5,274	322
Alliance Data Systems Corp	1,546	232
Amphenol Corp, Cl A	9,920	804
Analog Devices Inc	11,892	1,021
ANSYS Inc *	2,800	400
Apple Inc	146,530	23,114
Applied Materials Inc	32,271	1,056
Arista Networks Inc *	1,600	337
Autodesk Inc, Cl A *	7,205	927
Automatic Data Processing Inc	14,142	1,854
Broadcom Inc	13,475	3,426
Broadridge Financial Solutions Inc	3,900	375
Cadence Design Systems Inc *	9,300	404
Cisco Systems Inc	145,972	6,325
Citrix Systems Inc	4,226	433
Cognizant Technology Solutions Corp, Cl A	18,677	1,186
Corning Inc, Cl B	25,971	784
DXC Technology Co	9,276	493
F5 Networks Inc, Cl A *	1,991	323
Fidelity National Information Services Inc, Cl B	10,753	1,103
Fiserv Inc, Cl A *	12,964	953
FleetCor Technologies Inc *	2,900	539
FLIR Systems Inc	4,592	200
Fortinet Inc *	4,900	345
Gartner Inc *	3,000	383
Global Payments Inc	5,247	541
Hewlett Packard Enterprise Co	46,110	609
HP Inc	50,910	1,042
Intel Corp	148,197	6,955
International Business Machines Corp	29,468	3,350
Intuit Inc	8,485	1,670
IPG Photonics Corp *	1,200	136
Jack Henry & Associates Inc	2,600	329
Juniper Networks Inc	11,433	308
Keysight Technologies Inc *	6,300	391
KLA-Tencor Corp	4,849	434
Lam Research Corp	5,120	697
Mastercard Inc, Cl A	29,482	5,562
Maxim Integrated Products Inc	9,200	468

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Microchip Technology Inc	7,737	$556
Micron Technology Inc *	36,471	1,157
Microsoft Corp	251,196	25,514
Motorola Solutions Inc	5,302	610
NetApp Inc	8,128	485
NVIDIA Corp	19,848	2,650
Oracle Corp, Cl B	82,633	3,731
Paychex Inc	10,600	691
PayPal Holdings Inc *	38,185	3,211
Qorvo Inc *	3,905	237
QUALCOMM Inc	39,268	2,235
Red Hat Inc *	5,660	994
salesforce.com Inc *	24,772	3,393
Seagate Technology PLC	8,643	333
Skyworks Solutions Inc	5,907	396
Symantec Corp, Cl A	20,408	386
Synopsys Inc *	4,900	413
TE Connectivity Ltd	11,103	840
Texas Instruments Inc	31,111	2,940
Total System Services Inc	5,567	452
VeriSign Inc *	3,378	501
Visa Inc, Cl A	57,032	7,525
Western Digital Corp	9,638	356
Western Union Co/The	14,777	252
Xerox Corp	6,889	136
Xilinx Inc	8,387	714

		137,571

Materials – 2.6%
Air Products & Chemicals Inc	7,061	1,130
Albemarle Corp	3,600	277
Avery Dennison Corp	2,776	249
Ball Corp	10,812	497
Celanese Corp, Cl A	4,400	396
CF Industries Holdings Inc	7,637	332
DowDuPont Inc	74,375	3,978
Eastman Chemical Co	4,698	344
Ecolab Inc	8,354	1,231
FMC Corp	4,449	329
Freeport-McMoRan Inc, Cl B	45,762	472
International Flavors & Fragrances Inc	3,315	445
International Paper Co	13,473	544
Linde PLC	17,982	2,806
LyondellBasell Industries NV, Cl A	10,143	844
Martin Marietta Materials Inc, Cl A	2,065	355
Mosaic Co/The	11,710	342
Newmont Mining Corp	17,404	603
Nucor Corp	10,448	541
Packaging Corp of America	3,000	250
PPG Industries Inc	7,670	784
Sealed Air Corp	5,158	180
Sherwin-Williams Co/The, Cl A	2,713	1,067

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vulcan Materials Co	4,330	$428
Westrock Co	8,592	324

		18,748

Real Estate – 2.8%
Alexandria Real Estate Equities Inc ‡	3,400	392
American Tower Corp, Cl A ‡	14,216	2,249
Apartment Investment & Management Co, Cl A ‡	5,343	234
AvalonBay Communities Inc ‡	4,522	787
Boston Properties Inc ‡	5,108	575
CBRE Group Inc, Cl A *	10,525	421
Crown Castle International Corp ‡	13,428	1,459
Digital Realty Trust Inc, Cl A ‡	6,800	724
Duke Realty Corp ‡	11,700	303
Equinix Inc ‡	2,559	902
Equity Residential ‡	12,133	801
Essex Property Trust Inc ‡	2,160	530
Extra Space Storage Inc ‡	4,200	380
Federal Realty Investment Trust ‡	2,400	283
HCP Inc ‡	15,430	431
Host Hotels & Resorts Inc ‡	24,712	412
Iron Mountain Inc ‡	9,376	304
Kimco Realty Corp ‡	14,296	209
Macerich Co/The ‡	3,465	150
Mid-America Apartment Communities Inc ‡	3,800	364
Prologis Inc ‡	20,670	1,214
Public Storage ‡	4,900	992
Realty Income Corp ‡	9,618	606
Regency Centers Corp ‡	5,600	329
SBA Communications Corp, Cl A *‡	3,600	583
Simon Property Group Inc ‡	9,958	1,673
SL Green Realty Corp ‡	2,815	223
UDR Inc ‡	8,700	345
Ventas Inc ‡	11,510	674
Vornado Realty Trust ‡	5,731	355
Welltower Inc ‡	12,207	847
Weyerhaeuser Co ‡	24,760	541

		20,292

Utilities – 3.1%
AES Corp/VA	21,812	315
Alliant Energy Corp	7,700	325
Ameren Corp	7,944	518
American Electric Power Co Inc	16,229	1,213
American Water Works Co Inc	6,000	545
CenterPoint Energy Inc	14,217	401
CMS Energy Corp	9,413	467
Consolidated Edison Inc	10,078	771
Dominion Energy Inc	21,504	1,537
DTE Energy Co	6,041	666
Duke Energy Corp	23,098	1,993

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Edison International	10,790	$613
Entergy Corp	5,977	514
Evergy Inc	8,500	483
Eversource Energy	10,344	673
Exelon Corp	31,190	1,407
FirstEnergy Corp	15,121	568
NextEra Energy Inc	15,498	2,694
NiSource Inc	12,313	312
NRG Energy Inc	9,364	371
PG&E Corp *	16,393	389
Pinnacle West Capital Corp	3,794	323
PPL Corp	23,139	656
Public Service Enterprise Group Inc	16,657	867
SCANA Corp	4,880	233
Sempra Energy	8,968	970
Southern Co/The	33,482	1,471
WEC Energy Group Inc	10,237	709
Xcel Energy Inc	16,846	830

		22,834

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Total Common Stock (Cost $558,248) ($ Thousands)		$683,375

EXCHANGE TRADED FUND – 3.9%
SPDR S&P 500 ETF	113,465	28,357

Total Exchange Traded Fund (Cost $30,307) ($ Thousands)		28,357

Total Investments in Securities – 97.3% (Cost $588,555) ($ Thousands)		$711,732

	Contracts

PURCHASED SWAPTION – 0.4%
Total Purchased Swaption (A) (Cost $2,357) ($ Thousands)	864,868,000	$3,158

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
MSCI EAFE Index E-MINI	(320)	Mar-2019	$(27,010)	$(27,456)	$(446)
MSCI Emerging Markets	1,430	Mar-2019	68,396	69,126	730
S&P 500 Index E-MINI	(305)	Mar-2019	(38,004)	(38,204)	(200)

			$3,382	$3,466	$84

A list of the open forward foreign currency contracts held by the Fund at December 31, 2018 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/09/19	USD	38	SAR	141	$–
Bank of America	01/09/19	USD	8,061	SAR	30,235	(1)
Bank of America	01/09/19	USD	8,841	EUR	7,714	(16)
Bank of America	01/09/19	SAR	8,242	USD	2,197	–
Bank of America	01/09/19	SAR	172,536	USD	45,823	(169)
Barclays PLC	01/09/19	USD	786	JPY	88,885	25
Citigroup	01/09/19	JPY	1,136,271	USD	10,341	(24)
Deutsche Bank	01/09/19	JPY	928,675	USD	8,251	(221)
HSBC	01/09/19	USD	88,373	JPY	9,980,905	2,670
Standard Chartered	01/09/19	EUR	75,691	USD	88,071	1,479
Standard Chartered	01/09/19	EUR	468	USD	534	(1)
TD Securities	01/09/19	USD	5,760	EUR	5,054	22

						$3,764

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Dynamic Asset Allocation Fund (Continued)

A list of open OTC swap agreements held by the Fund at December 31, 2018 is as follows:

			Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	Bloomberg Commodity Index Total Return	USD T-BILL AUCTION HIGH RATE + 11 BPS	INDEX RETURN	Quarterly	05/10/2019	USD	(75,878)	$(4,697)	$–	$(4,697)
HSBC	Russell 1000 Growth Total Return	RUSSELL 1000 GROWTH TOTAL RETURN	INDEX RETURN	Quarterly	04/23/2019	USD	44,005	4,476	–	4,476
HSBC	Russell 1000 Value Index Total Return	RUSSELL 1000 VALUE INDEX TOTAL RETURN	3-MONTH USD - LIBOR PLUS 20 BPS	Quarterly	04/23/2019	USD	(42,524)	(3,859)	–	(3,859)
Morgan Stanley	Russell 1000 Growth Total Return	RUSSELL 1000 GROWTH TOTAL RETURN	INDEX RETURN	Quarterly	09/19/2019	USD	87,797	13,249	–	13,249
Morgan Stanley	Russell 1000 Value Index Total Return	RUSSELL 1000 VALUE INDEX TOTAL RETURN	3-MONTH USD - LIBOR PLUS 24 BPS	Quarterly	09/19/2019	USD	(87,800)	(10,803)	–	(10,803)

								(1,634)	–	(1,634)

A list of open OTC swaption contracts held by the Fund at December 31, 2018 is as follows:

PURCHASED SWAPTION – 0.4%

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
Call Swaptions — 0.4%
July 2021, CMS One Look Option Call*	Bank of America Merrill Lynch	864,868,000	$0.14	07/17/21	$3,158

Total Purchased Swaption (Cost $2,357) ($ Thousands)					$3,158

Percentages are based on Net Assets of $731,709 ($ Thousands).
*	Non-income producing security.

‡	Real Estate Investment Trust.

Cl – Class

EAFE – Europe, Australasia and Far East

EUR – Euro

JPY – Japanese Yen

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

S&P – Standard & Poor’s

SAR – Saudi Riyal

USD – United States Dollar

The following is a list of the levels of inputs used as of December 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$683,375	$–	$–	$683,375
Exchange Traded Fund	28,357	–	–	28,357

Total Investments in Securities	$711,732	$–	$–	$711,732

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$3,158	$—	$—	$3,158
Futures Contracts *
Unrealized Appreciation	730	—	—	730
Unrealized Depreciation	(646)	—	—	(646)
Forwards Contracts *
Unrealized Appreciation	—	4,196	—	4,196
Unrealized Depreciation	—	(432)	—	(432)
OTC Swaps
Total Return Swaps *
Unrealized Appreciation	—	17,725	—	17,725
Unrealized Depreciation	—	(19,359)	—	(19,359)

Total Other Financial Instruments	$3,242	$2,130	$—	$5,372

*Futures contracts, forwards contracts, and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Dynamic Asset Allocation Fund (Continued)

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Strategy Alternative Fund

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES – 24.5%
AQR Managed Futures Strategy HV Fund, Cl I	1,973,328	$15,432
ASG Managed Futures Strategy Fund, Cl Y	2,625,260	23,785
Merger Fund/The, Cl L	3,016,513	49,169
SEI Institutional Managed Trust Long/Short Alternative Fund, Cl Y †	2,991,560	27,522

Total Registered Investment Companies (Cost $125,263) ($ Thousands)		115,908

COMMON STOCK – 22.7%

Communication Services – 5.4%
Alphabet Inc, Cl A *	1,736	1,814
CBS Corp, Cl B	28,582	1,250
Cumulus Media, Cl A *(A)	5,075	55
DISH Network Corp, Cl A *	80,466	2,009
Electronic Arts Inc *	6,855	541
Facebook Inc, Cl A *	5,791	759
Intelsat SA *	122,264	2,615
Liberty Media Corp-Liberty Formula One, Cl C *	50,617	1,554
Lions Gate Entertainment Corp, Cl A	21,321	343
Madison Square Garden Co *	13,746	3,680
MSG Networks Inc *	6,596	155
News Corp, Cl A	66,555	755
T-Mobile US Inc *	13,332	848
Twenty-First Century Fox Inc, Cl A	1,001	48
Twenty-First Century Fox Inc, Cl B	107,545	5,139
Viacom Inc, Cl B	2,786	72
Walt Disney Co/The	10,650	1,168
Zayo Group Holdings Inc *	40,359	922
Zillow Group Inc, Cl C *	11,309	357
Zynga Inc, Cl A *	425,520	1,672

		25,756

Consumer Discretionary – 6.3%
Amazon.com Inc, Cl A *	587	882
American Axle & Manufacturing Holdings Inc *	23,124	257
Bloomin’ Brands Inc	58,732	1,051
Caesars Entertainment Corp *	11,819	80
Cedar Fair LP (B)	37,356	1,767
Cenveo Corp *	2,777	36
Churchill Downs Inc	6,466	1,577
Dollar Tree Inc *	20,696	1,869
Eldorado Resorts Inc *	42,317	1,532
Extended Stay America Inc	87,215	1,352
Golden Entertainment *	37,097	594
Hilton Worldwide Holdings Inc	19,658	1,412
Jack in the Box Inc	6,891	535
Lithia Motors Inc, Cl A	5,295	404
Meritage Homes Corp *	20,757	762

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NIKE Inc, Cl B	4,711	$349
Norwegian Cruise Line Holdings Ltd *	30,403	1,289
Papa John’s International Inc, Cl A	27,010	1,075
Party City Holdco *	68,038	679
Quotient Technology *	22,077	236
Red Rock Resorts Inc, Cl A	24,390	495
Restaurant Brands International Inc	13,191	690
ServiceMaster Global Holdings Inc *	11,383	418
Shake Shack Inc, Cl A *	10,485	476
Sotheby’s *	26,269	1,044
Stars Group *	43,616	721
Tapestry Inc	27,483	928
Taylor Morrison Home Corp, Cl A *	41,685	663
Veoneer Inc *	40,109	945
William Lyon Homes, Cl A *	92,543	989
Wyndham Hotels & Resorts Inc	39,713	1,802
Wynn Resorts Ltd	27,539	2,724

		29,633

Consumer Staples – 0.6%
Nomad Foods *	31,334	524
Tyson Foods Inc, Cl A	39,485	2,108

		2,632

Energy – 0.2%
Chesapeake Energy Corp *	13,196	28
Denbury Resources Inc *	10,543	18
Encana Corp	7,000	40
GasLog Ltd	31,309	515
Newfield Exploration Co *	12,927	190

		791

Financials – 0.9%
Aspen Insurance Holdings Ltd	42,325	1,777
Evercore Inc, Cl A	1,117	80
Fifth Third Bancorp	9,069	213
Genworth Financial Inc, Cl A *	13,417	63
Investors Bancorp Inc	19,777	206
Stewart Information Services Corp	715	30
Synovus Financial Corp	6,914	221
Texas Capital Bancshares Inc *	28,615	1,462

		4,052

Health Care – 0.4%
athenahealth Inc *	13,578	1,791
Mylan NV *	1,985	55
NxStage Medical Inc *	8,853	253
TESARO Inc *	195	15

		2,114

Industrials – 2.8%
ADT Inc	94,357	567

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alaska Air Group Inc	11,495	$699
American Airlines Group Inc	31,949	1,026
Arconic Inc	1,393	24
Builders FirstSource Inc *	115,857	1,264
BWX Technologies Inc, Cl W	48,725	1,863
Colfax Corp *	4,973	104
Delta Air Lines Inc, Cl A	64,897	3,238
Gol Linhas Aereas Inteligentes ADR	39,102	530
Nielsen Holdings PLC	11,657	272
Senior PLC	303,012	731
Stanley Black & Decker Inc	9,078	1,087
United Continental Holdings Inc *	21,870	1,831
Willscot Corp, Cl A *	17,127	161

		13,397

Information Technology – 2.5%
ARRIS International PLC *	66,789	2,042
CommScope Holding Co Inc *	7,354	120
Integrated Device Technology Inc *	8,751	424
Microchip Technology Inc	21,026	1,512
Mmodal *(A)(C)	3,007	232
Orbotech Ltd *	3,129	177
Pivotal Software, Cl A *	9,354	153
Red Hat Inc *	20,209	3,549
Shopify Inc, Cl A *	1,724	239
Skyworks Solutions Inc	5,115	343
Symantec Corp, Cl A	13,122	248
Versum Materials Inc	12,656	351
ViaSat Inc *	13,697	807
Vishay Intertechnology Inc	102,385	1,844

		12,041

Materials – 1.6%
Allegheny Technologies Inc *	82,476	1,795
Bemis Co Inc	32,029	1,470
Commercial Metals Co, Cl A	37,678	604
Constellium NV, Cl A *	230,597	1,612
Ingevity Corp *	23,359	1,955
Neo Lithium Corp *	117,002	53

		7,489

Real Estate – 1.7%
Braemar Hotels & Resorts Inc	167,249	1,494
Gaming and Leisure Properties Inc ‡	100,600	3,250
Kimco Realty Corp ‡	146,068	2,140
Newmark Group Inc, Cl A	40,264	323
RLJ Lodging Trust ‡	62,090	1,018

		8,225

Telecommunication Services – 0.3%
New York Times Co/The, Cl A	22,415	500
Nintendo ADR	13,510	447

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pandora Media Inc *	31,048	$251

		1,198

Utilities – 0.0%
Avista Corp	1,359	58

Total Common Stock (Cost $115,810) ($ Thousands)		107,386

EXCHANGE TRADED FUND – 8.1%
BlackRock Global Long/Short Credit Fund	4,000,634	38,366

Total Exchange Traded Fund (Cost $42,979) ($ Thousands)		38,366

	Face Amount (Thousands)

CORPORATE OBLIGATIONS – 7.2%

Communication Services – 0.3%
CenturyLink
5.625%, 04/01/2025	$170	150
Digicel
6.000%, 04/15/2021 (D)	135	121
Digicel Group
6.750%, 03/01/2023 (D)	85	67
Frontier Communications
10.500%, 09/15/2022	165	115
8.500%, 04/01/2026 (D)	110	96
7.125%, 01/15/2023	240	136
6.875%, 01/15/2025	85	43
McClatchy
9.000%, 07/15/2026 (D)	158	156
Sprint
7.875%, 09/15/2023	290	298
Telecom Italia
5.303%, 05/30/2024 (D)	75	71
Telecom Italia Capital
6.000%, 09/30/2034	85	73
Wind Tre
5.000%, 01/20/2026 (D)	45	37
Windstream Services
6.375%, 08/01/2023 (D)	280	111

		1,474

Consumer Discretionary – 2.0%
Altice
7.625%, 02/15/2025 (D)	255	191
Altice Financing
7.500%, 05/15/2026 (D)	170	155

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Altice France
7.375%, 05/01/2026 (D)	$185	$170
Bon-Ton Department Stores
8.000%, 06/15/2021 (A)(E)	255	15
Cengage Learning
9.500%, 06/15/2024 (D)	205	139
Delphi Technologies
5.000%, 10/01/2025 (D)	180	151
Diamond Resorts International
10.750%, 09/01/2024 (D)	205	185
DISH DBS
5.875%, 11/15/2024	230	185
Enterprise Development Authority
12.000%, 07/15/2024 (D)	95	86
Guitar Center
13.000% cash/0% PIK, 04/15/2022 (D)	575	457
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (D)	120	111
Hilton Domestic Operating
4.250%, 09/01/2024	105	99
iHeartCommunications
14.000% cash/0% PIK, 02/01/2021 (E)	756	83
9.000%, 12/15/2019 (E)	105	70
9.000%, 03/01/2021 (E)	185	124
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (C)	155	148
Jacobs Entertainment
7.875%, 02/01/2024 (D)	95	98
JC Penney
6.375%, 10/15/2036	195	61
KFC Holding
5.250%, 06/01/2026 (D)	150	145
Monitronics International
9.125%, 04/01/2020	465	116
Penn National Gaming
5.625%, 01/15/2027 (D)	165	148
Rivers Pittsburgh Borrower
6.125%, 08/15/2021 (D)	170	165
Silversea Cruise Finance
7.250%, 02/01/2025 (D)	135	143
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (D)	275	257
Tribune Media
5.875%, 07/15/2022	5,980	6,010
Urban One
7.375%, 04/15/2022 (D)	30	28
Ziggo BV
5.500%, 01/15/2027 (D)	155	139

		9,679

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Consumer Staples – 0.2%
New Albertsons
8.700%, 05/01/2030	$85	$72
8.000%, 05/01/2031	155	126
7.750%, 06/15/2026	5	4
7.450%, 08/01/2029	510	408
Rite Aid
7.700%, 02/15/2027	215	142
6.875%, 12/15/2028 (D)	70	42
6.125%, 04/01/2023 (D)	180	142
Vector Group
10.500%, 11/01/2026 (D)	165	158

		1,094

Energy – 1.6%
Crestwood Midstream Partners
5.750%, 04/01/2025	155	144
Ensco
5.750%, 10/01/2044	165	92
EP Energy
7.750%, 05/15/2026 (D)	155	137
EP PetroEcuador via Noble Sovereign Funding I
8.443%, VAR ICE LIBOR USD 3 Month+5.630%, 09/24/2019	107	106
Extraction Oil & Gas
5.625%, 02/01/2026 (D)	130	95
Jupiter Resources
8.500%, 10/01/2022 (D)(E)	295	94
KCA Deutag UK Finance
9.875%, 04/01/2022 (D)	95	78
Noble Holding International
8.950%, 04/01/2045	225	171
7.750%, 01/15/2024	110	83
Parker Drilling
6.750%, 07/15/2022 (E)	195	100
Petrobras Global Finance
4.375%, 05/20/2023	784	748
Petrobras Global Finance BV
6.250%, 03/17/2024	627	636
6.125%, 01/17/2022	457	469
Petroleos de Venezuela
6.000%, 10/28/2022 (E)	367	44
Petroleos Mexicanos
5.500%, 01/21/2021	362	361
4.875%, 01/24/2022	587	571
3.500%, 01/30/2023	440	398
Petroleos Mexicanos MTN
4.625%, 09/21/2023	442	415
Pride International
7.875%, 08/15/2040	50	37

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Resolute Energy
8.500%, 05/01/2020	$1,944	$1,915
Rowan
5.850%, 01/15/2044	435	272
5.400%, 12/01/2042	55	32
Transocean
6.800%, 03/15/2038	290	193
Weatherford International
9.875%, 02/15/2024	135	82
9.875%, 03/01/2039	40	22
5.950%, 04/15/2042	90	46

		7,341

Financials – 0.7%
BCD Acquisition
9.625%, 09/15/2023 (D)	140	144
Freedom Mortgage
8.250%, 04/15/2025 (D)	215	184
FS Energy & Power Fund
7.500%, 08/15/2023 (D)	125	119
JPMorgan Chase
5.150%, VAR ICE LIBOR USD 3 Month+3.250%, 12/29/2049	150	143
Springleaf Finance
7.125%, 03/15/2026	150	134
6.875%, 03/15/2025	50	45
Travelport Corporate Finance
6.000%, 03/15/2026 (D)	1,699	1,716
VTB Bank Via VTB Capital
6.950%, 10/17/2022	453	449
WeWork
7.875%, 05/01/2025 (D)	280	248

		3,182

Health Care – 1.4%
Agiliti Health
7.625%, 08/15/2020	375	372
Aurora Diagnostics Holdings
12.250% cash/0% PIK, 01/15/2020	425	423
Centene
4.750%, 01/15/2025	150	143
CHS
8.625%, 01/15/2024 (D)	215	212
DJO Finance
8.125%, 06/15/2021 (D)	4,911	5,059
Valeant Pharmaceuticals International
9.250%, 04/01/2026 (D)	230	230

		6,439

Industrials – 0.2%
Global A&T Electronics
8.500%, 01/12/2023	434	384

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Icahn Enterprises
6.250%, 02/01/2022	$145	$143
Titan International
6.500%, 11/30/2023	150	135
United Rentals North America
6.500%, 12/15/2026	250	246
Vertiv Group
9.250%, 10/15/2024 (D)	160	147

		1,055

Information Technology – 0.2%
Advanced Micro Devices
7.500%, 08/15/2022	75	81
Rackspace Hosting
8.625%, 11/15/2024 (D)	380	296
Symantec
5.000%, 04/15/2025 (D)	200	187
Unisys
10.750%, 04/15/2022 (D)	140	153

		717

Materials – 0.5%
Allegheny Technologies
7.875%, 08/15/2023	145	148
Alpha 3 BV
6.250%, 02/01/2025 (D)	100	94
Big River Steel
7.250%, 09/01/2025 (D)	95	94
CENVO Corp
0.000%, 09/15/2022 (C)	505	7
Cornerstone Chemical
6.750%, 08/15/2024 (D)	255	224
First Quantum Minerals
7.500%, 04/01/2025 (D)	145	120
7.250%, 04/01/2023 (D)	35	31
7.000%, 02/15/2021 (D)	175	168
Freeport-McMoRan
5.450%, 03/15/2043	170	129
Hexion
6.625%, 04/15/2020	425	339
LSB Industries
9.625%, 05/01/2023 (D)	155	157
Mountain Province Diamonds
8.000%, 12/15/2022 (D)	170	171
Northwest Acquisitions ULC
7.125%, 11/01/2022 (D)	305	301
Rain CII Carbon
7.250%, 04/01/2025 (D)	340	308
Starfruit Finco BV
8.000%, 10/01/2026 (D)	75	69

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TPC Group
8.750%, 12/15/2020 (D)		$165	$157

			2,517

Utilities – 0.1%
Eskom Holdings SOC
5.750%, 01/26/2021		400	377
NRG Energy
7.250%, 05/15/2026		155	161

			538

Total Corporate Obligations (Cost $36,791) ($ Thousands)			34,036

SOVEREIGN DEBT – 3.4%
Angolan Government International Bond
9.375%, 05/08/2048		200	187
Argentina POM Politica Monetaria
59.564%, VAR Argentina Central Bank 7 Day Repo Rate+0.000%, 06/21/2020	ARS	5,761	163
Argentine Republic Government International Bond
5.625%, 01/26/2022		$1,069	902
4.625%, 01/11/2023		822	649
3.875%, 01/15/2022	EUR	776	745
2.260%, 3.38%, 0, 12/31/2038 (F)		1,324	826
Bahrain Government International Bond
7.500%, 09/20/2047		$400	386
7.000%, 01/26/2026		400	409
Bonos de la Nacion Argentina con Ajuste por CER
3.750%, 02/08/2019	ARS	5,956	232
Brazilian Government International Bond
4.875%, 01/22/2021		$566	579
Ecuador Government International Bond
10.750%, 03/28/2022		263	265
Hellenic Republic Government Bond
3.900%, 01/30/2033	EUR	317	330
Indonesia Government International Bond
5.350%, 02/11/2049		$200	206
4.450%, 02/11/2024		200	201
MDC-GMTN BV MTN
4.500%, 11/07/2028		200	205
National Highways Authority of India
7.300%, 05/18/2022	INR	30,000	407
Nigeria Government International Bond
7.625%, 11/21/2025		$263	253
Paraguay Government International Bond
4.625%, 01/25/2023		733	734

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Petroleos Mexicanos
6.500%, 01/23/2029		$401	$374
Republic of South Africa Government Bond
10.500%, 12/21/2026	ZAR	21,640	1,636
8.750%, 02/28/2048		7,790	482
Republic of South Africa Government International Bond
5.500%, 03/09/2020		$713	722
Russian Foreign Bond - Eurobond
5.250%, 06/23/2047		2,400	2,238
5.000%, 04/29/2020		300	305
4.500%, 04/04/2022		800	809
Saudi Government International Bond MTN
2.375%, 10/26/2021		633	609
Turkey Government International Bond
7.000%, 06/05/2020		879	896
5.625%, 03/30/2021		215	215

Total Sovereign Debt (Cost $16,995) ($ Thousands)			15,965

LOAN PARTICIPATIONS – 2.2%
84 Lumber, 1st Lien
7.756%, 10/25/2023		137	135
Academy Ltd., Term Loan, 1st Lien
6.349%, VAR LIBOR+4.000%, 07/01/2022		326	216
Advantage Sales, Term B-2 Loan, 1st Lien
5.772%, 07/23/2021		–	–
Advantage Solutions, Term Loan B, 1st Lien
5.772%, 07/23/2021		105	93
Affinity Game, Term Loan 2, 2nd Lien
10.772%, 01/31/2025		300	288
AgroFresh, Term Loan, 1st Lien
7.553%, 07/31/2021		79	78
Air Medical Group Holdings, Inc., Term Loan B, 1st Lien
5.682%, VAR LIBOR+3.250%, 04/28/2022		129	120
Apex Tool Group, Term Loan, 1st Lien
6.272%, VAR LIBOR+3.750%, 02/01/2022		184	177
Aptos, 1st Lien
7.845%, 07/23/2025		80	79
BMC Software Finance, Inc., Term Loan, 1st Lien
6.648%, 10/02/2025 (G)		130	125
Bright BIDCO BV, Term Loan B, 1st Lien
6.022%, 06/30/2024		22	19
Bright Bidco, Term Loan, 1st Lien
6.303%, 06/30/2024		106	88
6.022%, 06/30/2024		28	24

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Broadriders, Term Loan B, 1st Lien
9.022%, 04/23/2024	$129	$128
Caesars Resort Collection LLC, Term Loan B, 1st Lien
5.272%, VAR LIBOR+2.750%, 12/23/2024	125	119
Calceus Acquisition, Cov-Lite, Term Loan B1, 1st Lien
6.530%, VAR LIBOR+4.000%, 01/31/2020	208	200
Carestream, Term Loan B, 1st Lien
0.000%, 08/15/2024 (G)	300	284
Cengage Learning, Inc., Term Loan B, 1st Lien
6.754%, VAR LIBOR+4.250%, 06/07/2023	319	273
CenturyLink, Inc., Term Loan B, 1st Lien
5.272%, VAR LIBOR+2.750%, 01/31/2025	162	151
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
5.272%, VAR LIBOR+2.750%, 03/01/2024	156	148
Checkers Drive-In, Term Loan, 1st Lien
6.870%, 04/25/2024	118	100
CHS/Community Health Systems, Incremental 2021 Term H Loan, 1st Lien
5.957%, 01/27/2021	107	103
Coral, Term Loan B-4, 1st Lien
5.772%, 01/30/2026	160	154
Cumulus Media New Holdings Inc., Term Loan, 1st Lien
6.850%, 05/13/2022	346	323
Doncasters, Cov-Lite, 1st Lien
6.303%, 04/09/2020	21	18
Doncasters, Term Loan, 1st Lien
6.303%, 04/09/2020	96	84
East Valley Tourist Development Authority, Term Loan, 1st Lien
10.803%, VAR LIBOR+8.000%, 09/30/2020 (C)	136	135
ELO Touch Solutions, Term Loan B, 1st Lien
9.278%, 12/05/2025	185	177
EPIC Y-Grade Services, Term Loan, 1st Lien
8.022%, 06/13/2024	237	223
Financial & Risk US Holdings, Inc., Term Loan B, 1st Lien
6.272%, 09/18/2025	210	199
First Data Corporation, Term Loan, 1st Lien, Ser 2024-A
4.504%, VAR LIBOR+2.000%, 04/26/2024	131	125

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Forterra Finance, LLC, Term Loan B, 1st Lien
5.522%, VAR LIBOR+3.000%, 10/25/2023	$124	$112
Gates Global LLC, Term Loan B, 1st Lien
5.272%, 04/01/2024	119	112
Glass Mountain, Term Loan B, 1st Lien
7.010%, 12/23/2024	69	64
Hoffmaster Group, Term Loan B, 1st Lien
6.345%, 11/21/2023 (C)	196	192
Horseshoe Baltimore, Cov-Lite, Term Loan B, 1st Lien
6.522%, 07/08/2024	212	208
Husky IMS, Cov-Lite, Term Loan B, 1st Lien
5.522%, 03/28/2025	144	131
Intelsat Jackson Holdings S.A., Term Loan B4, 1st Lien
7.006%, 01/02/2024	55	54
Intelsat Jackson Holdings S.A., Tranche B-5 Term Loan, 1st Lien
6.625%, VAR FIXED+6.625%, 01/02/2024	30	29
Lantheus, 1st Lien
6.272%, 06/30/2022	89	87
Leap Legal Software, Term Loan B, 1st Lien
7.734%, 09/12/2022 (C)	397	279
Libbey Glass, 1st Lien
5.387%, 04/09/2021	102	97
Lifescan, Term Loan, 1st Lien
8.396%, 09/28/2024	250	236
Mashantucket (Western) Pequot Tribe, Term Loan A, 1st Lien
10.647%, VAR LIBOR+8.125%, 06/30/2020 (A)	579	566
Mashantucket (Western) Pequot Tribe, Term Loan, 1st Lien
6.022%, VAR LIBOR+3.750%, 06/30/2020 (A)	46	44
Mavenir Systems, Inc., Term Loan B, 1st Lien
8.390%, 05/08/2025 (C)	159	158
McGraw-Hill Global Education Holdings LLC, Term Loan B, 1st Lien
6.522%, VAR LIBOR+4.000%, 05/04/2022	248	223
Misys Ltd, Term Loan B, 1st Lien
6.303%, VAR LIBOR+3.500%, 06/13/2024	192	179
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
6.522%, VAR LIBOR+4.000%, 10/13/2023	228	202

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
New MMI, Inc., Term Loan B, 1st Lien
7.527%, VAR LIBOR+4.750%, 02/13/2023	$324	$322
Numericable U.S. LLC (SFR), Term Loan B-13
6.455%, 08/14/2026	76	71
Ortho-Clinical Diagnostics, Inc., Term Loan B, 1st Lien
5.756%, 06/30/2025	136	126
Patterson Companies, Term Loan B, 1st Lien
2.056%, 08/29/2022	1	1
Patterson Medical, Term Loan, 1st Lien
7.277%, 08/29/2022 (C)	233	213
Peak, Term Loan B, 1st Lien
6.313%, 08/01/2024	109	98
Radio One, Inc., Initial Term Loan, 1st Lien
6.530%, VAR LIBOR+4.000%, 04/18/2023	112	107
Red Lobster Management LLC, Initial Term Loan, 1st Lien
7.772%, 07/28/2021 (C)	145	140
RegionalCare Hospital Partners Holdings, Term Loan, 1st Lien
7.129%, 11/14/2025	130	123
Revlon Consumer Products Corp., Term Loan B, 1st Lien
6.207%, VAR LIBOR+3.500%, 09/07/2023	210	148
5.886%, VAR LIBOR+3.500%, 09/07/2023	–	–
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term B-1 Loan
6.720%, 07/16/2021	227	215
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 2nd Lien
10.720%, 06/29/2022	25	21
Sprint Communications, Inc., Initial Term Loan, 1st Lien
5.063%, VAR LIBOR+2.500%, 02/02/2024	155	147
Switch, Cov-Lite, Term Loan B, 1st Lien
4.772%, 06/27/2024	96	93
Syniverse Holdings, Inc., Term Loan, 1st Lien
7.455%, VAR LIBOR+5.000%, 03/09/2023	289	258
Team Health Holdings, Term Loan, 1st Lien
5.272%, VAR LIBOR+2.750%, 02/06/2024	245	218
Thor Industries, Term Loan B, 1st Lien
0.000%, 11/03/2025	165	155
Transdigm Inc., New Tranche G Term Loan
5.022%, VAR LIBOR+2.500%, 08/22/2024	142	133
UPC Financing Partnership, Term Loan, 1st Lien
4.955%, VAR LIBOR+2.500%, 01/15/2026	117	111

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Virgin Media Bristol LLC, K Facility, Term Loan, 1st Lien
4.955%, VAR LIBOR+2.500%, 01/15/2026	$201	$190
Windstream Services LLC, Term Loan B, 1st Lien
6.460%, VAR LIBOR+4.000%, 03/29/2021	91	80
5.710%, VAR LIBOR+3.250%, 02/17/2024	50	42

Total Loan Participations (Cost $10,939) ($ Thousands)		10,371

	Shares

PREFERRED STOCK – 0.3%

Financials – 0.3%
FHLMC, 8.375% *	108,019	756
FNMA, 8.250% *	110,006	764

		1,520

Real Estate – 0.0%
Colony Capital, 7.150%	9,135	171

Total Preferred Stock (Cost $1,337) ($ Thousands)		1,691

	Face Amount (Thousands)

ASSET-BACKED SECURITIES – 0.2%

Non-Agency Mortgage-Backed Obligations – 0.0%
CHT Mortgage Trust, Ser CSMO, Cl F
6.196%, VAR LIBOR USD 1 Month+3.741%, 11/15/2036 (C)(D)	175	174

Other Asset-Backed Securities – 0.2%
CIFC Funding, Ser 2018-4RA, Cl C
5.662%, VAR ICE LIBOR USD 3 Month+3.200%, 10/17/2030 (D)	250	236
THL Credit Wind River CLO, Ser 2017-2A, Cl DR
5.036%, VAR ICE LIBOR USD 3 Month+2.600%, 10/15/2027 (D)	250	238
Tryon Park CLO, Ser 2018-1A, Cl CR
5.136%, VAR ICE LIBOR USD 3 Month+2.700%, 04/15/2029 (D)	250	232

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Venture XVII CLO, Ser 2018-17A, Cl DRR
5.256%, VAR ICE LIBOR USD 3 Month+2.820%, 04/15/2027 (D)	$200	$186

		892

Total Asset-Backed Securities (Cost $1,120) ($ Thousands)		1,066

MUNICIPAL BONDS – 0.2%

Puerto Rico – 0.2%
Commonwealth of Puerto Rico, GDB Debt Recovery Authority
7.500%, 08/20/2040	241	161
Commonwealth of Puerto Rico, Ser A
5.000%, 07/01/2020 (E)	5	3
Commonwealth of Puerto Rico, Ser A
5.500%, 07/01/2032 (E)	40	21
5.250%, 07/01/2025 (E)	5	3
Commonwealth of Puerto Rico, Ser A
5.500%, 07/01/2026 (E)	5	3
Commonwealth of Puerto Rico, Ser A
5.250%, 07/01/2023 (E)	30	16
5.000%, 07/01/2032 (E)	5	3
Commonwealth of Puerto Rico, Ser A, GO
8.000%, 07/01/2035 (E)	250	134
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2021 @ 100
5.750%, 07/01/2041 (E)	125	67
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2022 @ 100
5.125%, 07/01/2037 (A)(E)	30	16
Commonwealth of Puerto Rico, Ser A, GO
5.500%, 07/01/2039 (E)	330	176
5.000%, 07/01/2041 (A)(E)	360	192
Commonwealth of Puerto Rico, Ser B
5.300%, 07/01/2033 (C)(E)	25	13
Commonwealth of Puerto Rico, Ser B
4.400%, 07/01/2020 (C)(E)	10	5
4.250%, 07/01/2019 (E)	5	3
Commonwealth of Puerto Rico, Ser B Callable 07/01/2019 @ 100
5.750%, 07/01/2038 (E)	20	11
Commonwealth of Puerto Rico, Ser C
6.000%, 07/01/2032 (E)	5	3
Commonwealth of Puerto Rico, Ser C Callable 07/01/2021 @ 100
6.500%, 07/01/2040 (E)	5	3
Commonwealth of Puerto Rico, Ser C, GO Callable 07/01/2019 @ 100
6.000%, 07/01/2039 (E)	5	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Commonwealth of Puerto Rico, Ser D Callable 02/01/2019 @ 100
5.000%, 07/01/2019 (C)(E)	$5	$2
5.000%, 07/01/2020 (C)(E)	5	3
Commonwealth of Puerto Rico, Ser E
5.625%, 07/01/2032 (E)	5	3
Commonwealth of Puerto Rico, Ser E Callable 07/01/2021 @ 100
5.375%, 07/01/2030 (E)	5	3
Puerto Rico Electric Power Authority, Ser AAA Callable 07/01/2020 @ 100
5.250%, 07/01/2021 (E)	10	6
5.250%, 07/01/2022 (E)	10	6
Puerto Rico Electric Power Authority, Ser CCC Callable 07/01/2020 @ 100
5.250%, 07/01/2028 (E)	5	3
Puerto Rico Electric Power Authority, Ser TT Callable 02/01/2019 @ 100
5.000%, 07/01/2023 (E)	10	6
Puerto Rico Electric Power Authority, Ser XX Callable 07/01/2020 @ 100
5.250%, 07/01/2040 (E)	30	18
Puerto Rico, Electric Power Authority, Ser A, RB
5.000%, 07/01/2042 (E)	10	6
Puerto Rico, Electric Power Authority, Ser AAA
5.250%, 07/01/2025 (E)	15	9
5.250%, 07/01/2027 (E)	20	13
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2026 (E)	45	28
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (E)	30	19
Puerto Rico, Electric Power Authority, Ser NN
5.500%, 07/01/2020 (E)	35	22
Puerto Rico, Electric Power Authority, Ser WW Callable 02/01/2019 @ 100
5.500%, 07/01/2038 (E)	5	3
Puerto Rico, Electric Power Authority, Ser WW, RB
5.250%, 07/01/2033 (E)	20	12
Puerto Rico, Electric Power Authority, Ser XX
5.250%, 07/01/2035 (E)	5	3

Total Municipal Bonds (Cost $1,088) ($ Thousands)		1,001

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS – 0.1%
Liberty Media CV to 16.7764
3.750%, 02/15/2030	$264	$174
Liberty Media CV to 22.94686
4.000%, 11/15/2029	369	249
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (D)	230	289

Total Convertible Bonds (Cost $714) ($ Thousands)		712

	Number of Warrants

WARRANTS – 0.0%
Aurora Diagnostics, Expires 01/15/2020 Strike Price $0 *	4,450	–
Guitar Center, Expires 12/30/2027 Strike Price $0 *(C)	1,360	–

Total Warrants (Cost $–) ($ Thousands)		–

	Shares

CASH EQUIVALENTS – 23.2%
Morgan Stanley Institutional Liquidity Fund Government Portfolio
0.840%**	175,000	175
Morgan Stanley Institutional Liquidity Fund Prime Portfolio
0.000%**	174,843	175
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio
0.838%**	175,000	175
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio, Cl I
0.802%**	2,441,029	2,441
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
2.154%**	174,866	175
SEI Daily Income Trust, Government Fund, Cl F
2.200%**†	106,550,220	106,550

Total Cash Equivalents (Cost $109,691) ($ Thousands)		109,691

Total Investments in Securities – 92.1% (Cost $462,727) ($ Thousands)		$436,193

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT – (6.9)%

Communication Services – (0.7)%
CenturyLink Inc	(23,718)	$(359)
Charter Communications Inc, Cl A *	(1,133)	(323)
Live Nation Entertainment Inc *	(26,045)	(1,283)
Match Group Inc	(4,711)	(201)
MSG Networks Inc *	(10,250)	(242)
REA Group	(3,187)	(166)
Sprint Corp *	(32,836)	(191)
TEGNA Inc	(40,389)	(439)

		(3,204)

Consumer Discretionary – (2.4)%
adidas	(7,681)	(1,602)
Advance Auto Parts Inc	(283)	(45)
Burlington Stores Inc *	(8,731)	(1,420)
Choice Hotels International Inc	(15,073)	(1,079)
Cracker Barrel Old Country Store Inc	(3,464)	(554)
Crocs Inc *	(5,654)	(147)
Dick’s Sporting Goods Inc	(16,851)	(526)
Domino’s Pizza Inc	(4,784)	(1,186)
DR Horton Inc	(9,500)	(329)
Drive Shack Inc *	(32,771)	(128)
Gentex Corp	(66,885)	(1,352)
Hilton Worldwide Holdings Inc	(4,511)	(324)
McDonald’s Corp	(4,488)	(797)
Penn National Gaming Inc *	(19,438)	(366)
Sleep Number Corp *	(25,381)	(805)
Wayfair Inc, Cl A *	(10,049)	(905)

		(11,565)

Consumer Staples – (1.2)%
Clorox Co/The	(8,949)	(1,380)
Costco Wholesale Corp	(3,775)	(769)
Energizer Holdings Inc	(11,669)	(527)
Hostess Brands Inc, Cl A *	(37,877)	(414)
Kroger Co	(20,769)	(571)
Pilgrim’s Pride Corp *	(49,426)	(767)
Sanderson Farms Inc	(3,436)	(341)
Walmart Inc	(7,915)	(737)

		(5,506)

Financials – (0.2)%
Ashmore Group PLC	(31,597)	(147)
FactSet Research Systems Inc	(830)	(166)
Fidelity National Financial Inc	(409)	(13)
Trupanion Inc *	(22,966)	(585)

		(911)

Health Care – (0.4)%
Align Technology Inc *	(2,035)	(426)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
iRhythm Technologies Inc *	(4,307)	$(299)
Medidata Solutions Inc *	(7,410)	(500)
Waters Corp *	(2,756)	(520)

		(1,745)

Industrials – (0.7)%
AO Smith Corp	(11,395)	(487)
Emerson Electric Co	(11,526)	(689)
Graco Inc	(11,944)	(500)
Illinois Tool Works Inc	(2,117)	(268)
Kennametal Inc	(10,166)	(338)
Lennox International Inc	(383)	(84)
Mercury Systems Inc *	(1,448)	(68)
PACCAR Inc	(8,821)	(504)
WABCO Holdings Inc *	(653)	(70)
Wesco Aircraft Holdings Inc *	(46,189)	(365)

		(3,373)

Information Technology – (0.9)%
Cisco Systems Inc	(15,173)	(658)
Diodes Inc *	(9,958)	(321)
Glu Mobile Inc *	(45,227)	(365)
KLA-Tencor Corp	(782)	(70)
NetApp Inc	(8,535)	(509)
NVIDIA Corp	(6,220)	(830)
PayPal Holdings Inc *	(4,994)	(420)
SS&C Technologies Holdings Inc	(2,615)	(118)
Teradyne Inc	(21,992)	(690)
Western Union Co/The	(27,728)	(473)

		(4,454)

Materials – (0.2)%
Norbord Inc	(13,286)	(353)
Nucor Corp	(9,862)	(511)

		(864)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)

Telecommunication Services – (0.1)%
Sinclair Broadcast Group Inc, Cl A	(23,283)	$(613)

Utilities – (0.1)%
Vectren Corp	(5,109)	(368)

Total Common Stock Sold Short (Proceeds $34,031) ($ Thousands)		(32,603)

EXCHANGE TRADED FUNDS SOLD SHORT – (1.2)%

Exchange Traded Fund – (1.2)%
iShares Russell 2000 ETF	(15,119)	(2,024)
SPDR S&P 500 ETF Trust	(14,325)	(3,580)

		(5,604)

Total Exchange Traded Funds Sold Short (Proceeds $5,626) ($ Thousands)		(5,604)

Total Investments Sold Short – (8.1)% (Proceeds $39,657) ($ Thousands)		$(38,207)

	Contracts

PURCHASED OPTIONS* – 0.1%

Total Purchased Options(H) (Cost $570) ($ Thousands)	5,880	$461

WRITTEN OPTIONS* – 0.0%

Total Written Options(H) (Premiums Received $162) ($ Thousands)	(245)	$(196)

A list of the open option contracts held by the Fund at December 31, 2018 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS – 0.1%

Put Options
ARRIS International PLC*	203	$621	$25.00	02/16/19	$2
CBS Corp*	56	245	40.00	02/16/19	6
Colfax Corp*	32	67	20.00	01/19/19	1
Encana Corp*	108	62	5.00	01/19/19	1
Encana Corp*	114	66	6.00	01/19/19	6
Fifth Third Bancorp*	36	85	22.00	01/19/19	1
Fifth Third Bancorp*	36	85	22.00	02/16/19	2
January 19 Puts on SPX*	18	4,512	2,540.00	01/19/19	138
January 19 Puts on SPX*	18	4,512	2,380.00	01/19/19	34

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS (continued)
January 19 Puts on SPX*	7	$1,755	$2,490.00	01/19/19	$38
January 19 Puts on SPX*	7	1,755	2,330.00	01/19/19	11
Nielsen Holdings PLC*	17	40	20.00	02/16/19	1
Pandora Media Inc*	71	57	8.00	01/19/19	1
Pandora Media Inc*	174	141	7.00	01/19/19	–
T-Mobile US Inc*	35	223	55.00	02/16/19	2
T-Mobile US Inc*	10	64	60.00	01/19/19	–
Twenty-First Century Fox Inc*	672	3,234	40.00	01/19/19	3
Twenty-First Century Fox Inc*	666	3,205	37.00	01/19/19	3
Twenty-First Century Fox Inc*	4	19	41.00	01/19/19	–
Twenty-First Century Fox Inc*	17	82	39.00	01/19/19	–
Twenty-First Century Fox Inc*	3	14	38.00	01/19/19	–
Walt Disney Co/The*	31	340	95.00	02/16/19	2
Walt Disney Co/The*	134	1,469	97.50	02/16/19	12

		22,653			264

Call Options
Arconic Inc*	94	159	20.00	01/19/19	2
Arconic Inc*	35	59	16.00	02/16/19	7
Caesars Entertainment*	566	384	9.00	03/16/19	23
CBS Corp*	108	472	52.50	01/19/19	–
CBS Corp*	54	236	50.00	01/19/19	–
CBS Corp*	67	293	47.50	03/16/19	7
CBS Corp*	35	153	50.00	03/16/19	3
Cigna Corp*	88	1,671	210.00	01/19/19	6
CommScope Holding Co Inc*	29	–	18.00	01/19/19	–
Denbury Resources Inc*	70	12	2.50	01/18/20	2
Denbury Resources Inc*	81	14	2.50	06/22/19	2
Denbury Resources Inc*	73	12	2.00	06/22/19	3
Denbury Resources Inc*	242	41	3.00	03/16/19	1
Encana Corp*	61	35	6.00	01/19/19	2
Encana Corp*	72	42	6.00	07/20/19	7
Encana Corp*	161	93	8.00	01/19/19	1
Fifth Third Bancorp*	34	80	24.00	05/18/19	5
Fifth Third Bancorp*	18	42	25.00	05/18/19	2
Fifth Third Bancorp*	71	167	24.00	02/16/19	6
Fifth Third Bancorp*	35	82	25.00	02/16/19	2
Fifth Third Bancorp*	35	82	23.00	02/16/19	5
Investors Bancorp Inc*	56	58	10.00	03/16/19	4
Investors Bancorp Inc*	80	83	10.00	06/22/19	7
iShares Russell 2000 ETF*	28	375	136.50	01/19/19	7
iShares Russell 2000 ETF*	58	777	135.00	01/19/19	19
Mylan NV*	21	58	27.50	02/16/19	3
Nexstar Media Group Inc*	18	142	85.00	02/16/19	3
Papa John’s International Inc*	18	72	45.00	01/19/19	1
Shire PLC*	55	957	170.00	01/19/19	32
SPDR S&P 500 ETF Trust*	144	3,599	294.00	01/19/19	–
SPDR S&P 500 ETF Trust*	27	–	267.00	01/19/19	–
SPDR S&P 500 ETF Trust*	55	–	275.00	01/19/19	–
SPDR S&P 500 ETF Trust*	27	–	268.00	01/19/19	–
SPDR S&P 500 ETF Trust*	56	1,400	289.00	01/19/19	–
SPDR S&P 500 ETF Trust*	27	–	271.00	01/19/19	–
SPDR S&P 500 ETF Trust*	109	–	269.00	01/19/19	–
SPDR S&P 500 ETF Trust*	109	–	272.00	01/19/19	–
SPDR S&P 500 ETF Trust*	28	700	290.00	01/19/19	–

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS (continued)
Synovus Financial Corp*	35	$112	$32.00	02/16/19	$5
Synovus Financial Corp*	50	160	45.00	02/16/19	1
TESARO Inc*	131	973	75.00	01/19/19	1
Tivity Health Inc*	36	89	30.00	02/16/19	2
T-Mobile US Inc*	71	452	65.00	01/19/19	7
T-Mobile US Inc*	5	32	62.50	01/19/19	1
Walt Disney Co/The*	104	1,140	120.00	02/16/19	8
Walt Disney Co/The*	17	186	110.00	02/16/19	7
Walt Disney Co/The*	17	186	115.00	02/16/19	3

		15,680			197

Total Purchased Options		$38,333			$461

WRITTEN OPTIONS — 0.0%

Put Options
CBS Corp*	(56)	$(245)	35.00	02/16/19	$(3)
January 19 Puts on SPX*	(14)	(3,510)	2,410.00	01/19/19	(41)
January 19 Puts on SPX*	(36)	(9,025)	2,460.00	01/19/19	(143)
Walt Disney Co/The*	(82)	(899)	90.00	02/16/19	(3)

		(13,679)			(190)

Call Options
iShares Russell 2000 ETF*	(57)	(763)	140.00	01/19/19	(6)

Total Written Options		$(14,442)			$(196)

A list of the open future contracts held by the Fund at December 31, 2018 is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro-BTP	(2)	Mar-2019	$(280)	$(292)	$(12)
Euro-Buxl 30 Year Bond	(2)	Mar-2019	(401)	(413)	(12)
S&P 500 Index E-MINI	(5)	Mar-2019	(639)	(626)	13
U.S. Long Treasury Bond	4	Mar-2019	557	584	27

			$(763)	$(747)	$16

A list of the open forward foreign currency contracts held by the Fund at December 31, 2018 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	01/03/19 - 02/04/19	USD	3,837	BRL	14,827	$(16)
Barclays PLC	01/03/19	BRL	7,414	USD	1,925	13
Barclays PLC	03/15/19	EUR	114	USD	130	(1)
Barclays PLC	03/15/19	AUD	395	USD	285	7
Barclays PLC	03/20/19	USD	281	RUB	18,910	(11)
Barclays PLC	03/20/19	EUR	589	TRY	3,818	12
Barclays PLC	03/20/19	USD	1,484	CNH	10,223	4
Barclays PLC	03/20/19	EUR	1,621	USD	1,848	(18)
Barclays PLC	03/20/19	USD	3,456	ZAR	47,734	(168)
Barclays PLC	03/20/19	CNH	3,726	USD	542	–
Barclays PLC	03/20/19	ZAR	25,122	USD	1,818	87

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Strategy Alternative Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/20/19	INR	30,634	USD	434	$(3)
Deutsche Bank	03/20/19	ZAR	8,733	USD	609	7
Deutsche Bank	03/20/19	INR	49,918	USD	699	(12)
Merrill Lynch	03/20/19	ZAR	24,037	USD	1,736	81
Morgan Stanley	01/25/19	JPY	244,884	USD	2,208	(29)
Morgan Stanley	03/20/19	EUR	592	TRY	3,827	10
Morgan Stanley	03/20/19	USD	1,634	COP	5,172,682	(46)
Morgan Stanley	03/20/19	CNH	6,497	USD	945	(1)
Morgan Stanley	03/20/19	ZAR	21,427	USD	1,549	73

						$(11)

A list of open OTC swap agreements held by the Fund at December 31, 2018, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	4.1425%	3-MONTH MYR - KLIBOR	Quarterly	05/18/2023	MYR	1,770	$(2)	$–	$(2)
Merrill Lynch	4.142%	3-MONTH MYR - KLIBOR	Quarterly	05/21/2023	MYR	1,795	(2)	–	(2)
Merrill Lynch	4.0245%	3-MONTH MYR - KLIBOR	Quarterly	06/08/2023	MYR	3,914	(1)	–	(1)
Bank of America	6.6715%	6M INR 1.0 X IN00O/N + 0.0 BPS	Semi-Annually	06/20/2023	INR	47,112	11	–	11

							$6	$–	$6

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase		IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	03/20/2019	USD	(706)	$(3)	$–	$(3)
Bank of America		IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	03/20/2019	USD	(1,093)	23	5	18
JPMorgan Chase		IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	03/20/2019	USD	(535)	12	3	9
JPMorgan Chase		IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	03/20/2019	USD	(855)	14	4	10
Morgan Stanley	Gemalto	GEMALTO (SHORT)	1 MONTH EUR - LIBOR	Monthly	12/27/2019	EUR	338	(4)	–	(4)
Morgan Stanley		TAKEDA PHARMACEUTICAL (LONG)	1 MONTH JPY - LIBOR	Annually	05/11/2020	USD	(193)	7	–	7
Morgan Stanley		INNOGY SE	1 MONTH EUR - EURIBOR	Annually	11/06/2020	EUR	(284)	–	–	–
Morgan Stanley		JARDINE LLOYD THOMPSON GROUP	1 MONTH EUR - EURIBOR	Annually	11/21/2020	GBP	(682)	2	–	2
Morgan Stanley		SCOUT24	1 MONTH EUR - EURIBOR	Annually	12/17/2020	EUR	(168)	–	–	–
Morgan Stanley		LEONI AG N	1 MONTH EUR - EURIBOR	Annually	12/18/2020	EUR	(105)	–	–	–
Morgan Stanley	Amcor	AMCOR LIMITED	FEDEF-1D	Monthly	08/07/2020	USD	754	36	–	36
Morgan Stanley	Shire	SHIRE PLC	FEDEF-1D	Annually	04/27/2020	USD	(3,860)	97	–	97
Morgan Stanley	Takeda	TAKEDA PHARMACEUTICAL	1 MONTH JPY - LIBOR	Monthly	05/11/2020	JPY	274,535	403	–	403

								587	12	575

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Strategy Alternative Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2018, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.0 X BZDIOVRA + 0.0 BPS	8.345%	Annually	01/04/2021	BRL	11,360	$53	$–	$53
1.0 X BUBOR06M + 0.0 BPS	1.45%	Annually	03/20/2022	HUF	707,657	11	–	11
1.6725%	6M CZK PRIBOR	Semi-Annually	03/21/2023	CZK	9,841	3	–	3
1.86%	6M CZK PRIBOR	Semi-Annually	03/21/2023	CZK	24,625	(1)	–	(1)
1.7425% CZK	6M CZK PRIBOR	Semi-Annually	03/21/2023	CZK	6,754	1	–	1
28-DAY MXN - TIIE	7.91%	Monthly	09/13/2023	MXP	12,405	12	–	12
28-DAY MXN - TIIE	7.89%	Monthly	09/13/2023	MXP	13,148	13	–	13
28-DAY MXN - TIIE	7.945%	Monthly	09/13/2023	MXP	19,183	18	–	18
1.875%	6M CZK PRIBOR	Semi-Annually	09/19/2023	CZK	36,115	(7)	–	(7)
28D MXP MXIBTIIE	8.067%	Monthly	12/13/2023	MXP	15,371	15	–	15
1.0 X MXIBTIIE + 0.0 BPS	8.8125%	Monthly	12/13/2023	MXP	44,609	–	–	0
2.765%	1.0 X BUBOR06M + 0.0 BPS	Semi-Annually	03/20/2029	HUF	225,861	(36)	–	(36)
2.77%	1.0 X BUBOR06M + 0.0 BPS	Semi-Annually	03/20/2029	HUF	227,855	(34)	–	(34)
1.41%	6-MONTH GBP - LIBOR	Semi-Annually	08/04/2067	GBP	322	8	–	8
1.5188%	1.0 X BP0006M + 0.0 BPS	Semi-Annually	03/20/2069	GBP	980	(14)	–	(14)

						$42	$–	$42

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Mexico	Buy	1.00%	Quarterly	12/20/2023	776	$19	$14	$5
Mexico	Buy	1.00%	Quarterly	06/20/2023	1,211	22	2	20
Republic of Korea	Buy	1.00%	Quarterly	12/20/2021	1,402	(31)	(24)	(7)
Republic of Korea	Buy	1.00%	Quarterly	12/20/2022	185	(5)	(3)	(2)
Republic of South Africa	Buy	1.00%	Quarterly	12/20/2021	1,823	39	57	(18)
Republic of South Africa	Buy	1.00%	Quarterly	06/20/2022	1,140	32	39	(7)
Republic of South Africa	Buy	1.00%	Quarterly	12/20/2022	87	3	2	1
Republic of South Africa	Sell	1.00%	Quarterly	12/20/2022	(632)	(22)	(11)	(13)
Republic of Turkey	Buy	1.00%	Quarterly	12/20/2020	2,654	91	92	(1)
Republic of Turkey	Buy	1.00%	Quarterly	12/20/2021	307	18	11	7
Republic of Turkey	Sell	1.00%	Quarterly	12/20/2022	(654)	(54)	(23)	(31)
Republic of Turkey	Buy	1.00%	Quarterly	06/20/2023	536	52	72	(20)
Russia	Sell	1.00%	Quarterly	06/20/2021	(2,345)	(8)	(81)	73
Russia	Sell	1.00%	Quarterly	12/20/2021	(248)	(2)	(4)	4

						$154	$143	$11

Percentages are based on Net Assets of $473,638 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2018.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note –).
(A)	Securities considered illiquid. The total value of such securities as of December 31, 2018 was $1,120 ($ Thousands) and represented 0 .2% of the Net Assets of the Fund.
(B)	Security is a Master Limited Partnership. At December 31, 2018, such securities amounted to $1,767 ($ Thousands), or 0.4% of the net assets of the Fund.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $16,099 ($ Thousands), representing 3.4% of the Net Assets of the Fund.

(E)	Security is in default on interest payment.
(F)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(G)	Unsettled bank loan. Interest rate may not be available.
(H)	Refer to table below for details on Options Contracts.

ADR – American Depositary Receipt

BRL – Brazilian Real

Cl – Class

CLO – Collateralized Loan Obligation

CV – Convertible Security

ETF – Exchange-Traded Fund

EUR – Euro

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GO – General Obligation

ICE– Intercontinental Exchange

LIBOR – London Interbank Offered Rate

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Strategy Alternative Fund (Continued)

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

MTN – Medium Term Note

MYR – Malaysian Ringgit

PIK – Payment-in-Kind

PLC – Public Limited Company

PRIBOR – Prague Interbank Offered Rate

RB – Revenue Bond

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depository Receipt

SPX – Standard & Poor’s 500 Index

TIIE – Interbank Equilibrium Interest Rate

ULC – Unlimited Liability Company

USD – United States Dollar

VAR – Variable Rate

ZAR – South African Rand

S&P – Standard & Poor’s

The following is a list of the levels of inputs used as of December 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$115,908	$–	$–	$115,908
Common Stock	107,118	36	232	107,386
Exchange Traded Fund	38,366	–	–	38,366
Corporate Obligations	–	33,881	155	34,036
Sovereign Debt	–	15,965	–	15,965
Loan Participations	–	9,254	1,117	10,371
Preferred Stock	1,641	50	–	1,691
Asset-Backed Securities	–	892	174	1,066
Municipal Bonds	–	977	24	1,001
Convertible Bonds	–	712	–	712
Warrants	–	–	–	–
Cash Equivalents	106,900	2,791	–	109,691

Total Investments in Securities	$369,933	$64,558	$1,702	$436,193

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	(32,603)	–	–	(32,603)
Exchange Traded Funds	(5,604)	–	–	(5,604)

Total Securities Sold Short	$(38,207)	$–	$–	$(38,207)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$461	$–	$–	$461
Written Options	(196)	–	–	(196)
Futures Contracts *
Unrealized Appreciation	40	–	–	40
Unrealized Depreciation	(24)	–	–	(24)
Forwards Contracts *
Unrealized Appreciation	–	294	–	294
Unrealized Depreciation	–	(305)	–	(305)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	–	11	–	11
Unrealized Depreciation	–	(5)	–	(5)
Total Return Swaps *
Unrealized Appreciation	–	582	–	582
Unrealized Depreciation	–	(7)	–	(7)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	–	110	–	110
Unrealized Depreciation	–	(99)	–	(99)
Interest Rate Swaps *
Unrealized Appreciation	–	134	–	134
Unrealized Depreciation	–	(92)	–	(92)

Total Other Financial Instruments	$281	$623	$–	$904

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Depreciation	Value 12/31/18	Dividend Income
SEI Institutional Managed Trust Long/Short Alternative Fund	$ 32,435	$ –	$(1,514)	$(3,399)	$ 27,522	$ 621
SEI Daily Income Trust, Government Fund, CI F	107,257	182,761	(183,468)	–	$106,550	573

Totals	$139,692	$182,761	$(184,982)	$(3,399)	$134,072	$1,194

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Strategy Alternative Fund (Continued)

As of December 31, 2018, Multi-Strategy Alternative Fund is the seller (“providing protection”) on a total notional amount of $3.9 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	–	$(85,921)	–	–	$(85,921)
Maximum potential amount of future payments	–	3,879,000	–	–	3,879,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative
(including any purchased credit protection)[1]	–	–	–	–	–
Collateral held by the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$–	$–	$–	$–	$–	$–
101-200	–	–	3,225,000	–	–	3,225,000
201-300	–	–	–	–	–	–
301-400	–	–	654,000	–	–	654,000
> than 400	–	–	–	–	–	–
Total	$–	$–	$3,879,000	$–	$–	$3,879,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 50.2%
U.S. Treasury Bills
2.527%, 06/06/2019 (A)(B)	$5,379	$5,322
2.516%, 06/20/2019 (A)(B)	23,934	23,660
2.409%, 04/11/2019 (A)(B)	53,171	52,820
2.386%, 03/07/2019 (A)(B)	112,000	111,526
2.379%, 03/28/2019 (A)(B)	2,929	2,913
2.363%, 04/04/2019 (A)	42,623	42,359
2.326%, 02/14/2019 (A)(B)	26,269	26,194
2.317%, 03/21/2019 (A)(B)	3,164	3,148
2.291%, 03/14/2019 (A)(B)	4,795	4,772
2.184%, 01/31/2019 (A)(B)	120,375	120,153
2.164%, 01/17/2019 (A)	362,841	362,495
2.164%, 01/24/2019 (A)	80,169	80,057
2.123%, 01/10/2019 (A)(B)	13,704	13,697
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	4,492	5,714
3.625%, 04/15/2028	8,698	10,673
3.375%, 04/15/2032	2,137	2,740
2.500%, 01/15/2029	2,186	2,488
2.375%, 01/15/2025	3,312	3,581
2.375%, 01/15/2027	5,204	5,745
2.125%, 01/15/2019	4,476	4,469
2.125%, 02/15/2041	4,695	5,544
2.000%, 01/15/2026	3,931	4,195
1.875%, 07/15/2019	1,781	1,775
1.750%, 01/15/2028	1,176	1,249
1.375%, 01/15/2020	2,775	2,757
1.375%, 02/15/2044	1,085	1,120
1.250%, 07/15/2020	3,309	3,303
1.125%, 01/15/2021	2,118	2,108
1.000%, 02/15/2046	3,202	3,035
0.750%, 02/15/2042	1,623	1,472
0.750%, 02/15/2045	805	720
0.625%, 07/15/2021	3,568	3,529
0.625%, 04/15/2023	14,900	14,652
0.625%, 01/15/2024	3,577	3,521
0.625%, 01/15/2026	37,974	36,962
0.625%, 02/15/2043	3,025	2,651
0.375%, 07/15/2023	5,922	5,791
0.375%, 07/15/2025	21,082	20,324
0.375%, 07/15/2027	18,650	17,692
0.250%, 01/15/2025	4,057	3,885
0.125%, 04/15/2019	3,238	3,192
0.125%, 04/15/2020	75,143	73,453
0.125%, 04/15/2021	112,695	109,583
0.125%, 01/15/2022	1,899	1,844
0.125%, 04/15/2022	66,779	64,600
0.125%, 07/15/2022	2,144	2,083
0.125%, 01/15/2023	1,808	1,746
0.125%, 07/15/2024	1,598	1,532

Description	Face Amount (Thousands)		Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.125%, 07/15/2026		$36,925	$34,666

Total U.S. Treasury Obligations (Cost $1,326,245) ($ Thousands)			1,313,510

SOVEREIGN DEBT – 16.7%
African Development Bank
2.375%, 09/23/2021 (B)		1,750	1,739
2.125%, 11/16/2022 (B)		500	491
1.875%, 03/16/2020 (B)		500	495
1.375%, 02/12/2020 (B)		1,250	1,233
1.250%, 07/26/2021 (B)		1,750	1,691
1.125%, 03/04/2019 (B)		1,500	1,496
Asian Development Bank MTN
2.625%, 01/12/2027 (B)		750	739
2.000%, 02/16/2022 (B)		500	491
2.000%, 04/24/2026 (B)		500	474
1.625%, 05/05/2020 (B)		500	493
1.625%, 08/26/2020 (B)		1,000	984
1.375%, 01/15/2019 (B)		1,000	1,000
Canada Government International Bond
1.625%, 02/27/2019 (B)		2,250	2,246
Chile Government International Bond
3.875%, 08/05/2020 (B)		250	253
Council of Europe Development Bank
1.625%, 03/16/2021 (B)		500	490
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/2020	EUR	6,120	7,191
0.500%, 04/15/2030		10,500	13,866
0.100%, 04/15/2023		36,171	43,558
0.100%, 04/15/2026		70,866	49,848
0.100%, 04/15/2046		2,892	4,056
European Bank for Reconstruction & Development MTN
2.125%, 03/07/2022 (B)		$750	739
2.000%, 02/01/2021 (B)		1,000	988
1.750%, 06/14/2019 (B)		1,000	996
1.750%, 11/26/2019 (B)		1,000	993
1.625%, 05/05/2020 (B)		500	493
1.500%, 03/16/2020 (B)		250	247
1.125%, 08/24/2020 (B)		500	488
European Investment Bank
4.875%, 02/15/2036 (B)		250	306
3.250%, 01/29/2024 (B)		750	768
2.250%, 03/15/2022 (B)		750	741
2.125%, 10/15/2021 (B)		1,000	987
2.125%, 04/13/2026 (B)		500	478
Export Development Canada
2.000%, 05/17/2022 (B)		2,000	1,958
1.750%, 07/21/2020 (B)		1,000	987

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
1.625%, 01/17/2020 (B)		$250	$248
1.500%, 05/26/2021 (B)		1,000	974
1.375%, 10/21/2021 (B)		500	483
FMS Wertmanagement
2.000%, 08/01/2022 (B)		500	488
1.750%, 01/24/2020 (B)		500	496
1.750%, 03/17/2020 (B)		500	495
French Republic Government Bond OAT
3.400%, 07/25/2029	EUR	3,507	5,663
3.150%, 07/25/2032		4,657	7,874
2.250%, 07/25/2020		2,588	3,118
2.100%, 07/25/2023		2,235	3,265
1.850%, 07/25/2027		6,281	8,743
1.800%, 07/25/2040 (C)		2,483	4,010
1.300%, 07/25/2019		251	290
1.100%, 07/25/2022		1,283	1,588
0.700%, 07/25/2030 (C)		5,020	6,167
0.250%, 07/25/2024		13,997	17,094
0.100%, 03/01/2021		2,111	2,477
0.100%, 07/25/2021		1,262	1,480
0.100%, 03/01/2025		16,889	20,104
0.100%, 03/01/2028		2,810	3,347
Inter-American Development Bank
7.000%, 06/15/2025 (B)		$500	610
3.000%, 10/04/2023 (B)		250	254
3.000%, 02/21/2024 (B)		250	253
2.125%, 11/09/2020 (B)		250	248
2.000%, 06/02/2026 (B)		500	474
1.875%, 03/15/2021 (B)		500	492
1.625%, 05/12/2020 (B)		500	494
International Bank for Reconstruction & Development
4.750%, 02/15/2035 (B)		250	301
2.500%, 11/25/2024 (B)		500	495
2.000%, 01/26/2022 (B)		500	491
1.875%, 03/15/2019 (B)		1,000	999
1.875%, 10/07/2022 (B)		500	486
1.375%, 05/24/2021 (B)		500	486
International Finance MTN
2.125%, 04/07/2026 (B)		750	719
1.625%, 07/16/2020 (B)		1,000	985
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026 (C)	EUR	7,496	4,743
2.600%, 09/15/2023 (C)		2,372	2,892
2.550%, 09/15/2041 (C)		1,009	1,225
2.350%, 09/15/2019 (C)		2,336	2,713
2.350%, 09/15/2024 (C)		10,814	6,522
2.350%, 09/15/2035 (C)		2,528	3,062
2.100%, 09/15/2021 (C)		1,543	1,837
1.250%, 09/15/2032 (C)		5,000	5,205
Korea Development Bank
4.625%, 11/16/2021 (B)		$250	259

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Korea International Bond
2.750%, 01/19/2027 (B)		$1,000	$959
Nordic Investment Bank
2.125%, 02/01/2022 (B)		750	738
1.500%, 09/29/2020 (B)		1,000	981
1.250%, 08/02/2021 (B)		500	483
1.125%, 02/25/2019 (B)		500	499
North American Development Bank
2.400%, 10/26/2022 (B)		200	196
Province of Alberta Canada
2.200%, 07/26/2022 (B)		750	733
Province of British Columbia Canada
6.500%, 01/15/2026 (B)		250	302
2.650%, 09/22/2021 (B)		1,000	999
2.000%, 10/23/2022 (B)		750	731
Province of Manitoba Canada
3.050%, 05/14/2024 (B)		250	251
2.125%, 05/04/2022 (B)		250	244
Province of Ontario Canada
4.000%, 10/07/2019 (B)		500	504
2.450%, 06/29/2022 (B)		250	246
2.400%, 02/08/2022 (B)		750	740
2.250%, 05/18/2022 (B)		500	490
2.200%, 10/03/2022 (B)		500	488
2.000%, 01/30/2019 (B)		500	500
Province of Quebec Canada
7.500%, 09/15/2029 (B)		200	277
2.500%, 04/20/2026 (B)		750	726
Svensk Exportkredit MTN
1.750%, 03/10/2021 (B)		1,000	981
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	1,000	4,694
2.500%, 04/16/2020		429	1,960
2.500%, 07/17/2024		340	1,577
2.000%, 01/26/2035		932	3,255
1.875%, 11/22/2022		1,660	2,468
1.250%, 11/22/2027		3,665	6,151
1.250%, 11/22/2032		752	1,431
1.250%, 11/22/2055		1,685	5,001
1.125%, 11/22/2037		1,097	2,293
0.750%, 03/22/2034		1,041	1,915
0.750%, 11/22/2047		2,259	5,247
0.625%, 03/22/2040		1,932	3,882
0.625%, 11/22/2042		1,373	2,888
0.500%, 03/22/2050		3,400	7,783
0.375%, 03/22/2062		1,138	3,032
0.250%, 03/22/2052		2,351	5,233
0.125%, 03/22/2024		33,799	48,411
0.125%, 03/22/2026		21,483	31,883
0.125%, 03/22/2029		2,996	4,687
0.125%, 03/22/2044		1,760	3,406
0.125%, 03/22/2058		2,224	5,174

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.125%, 11/22/2065	GBP	1,187	$3,128
0.125%, 03/22/2068		456	1,256

Total Sovereign Debt (Cost $440,771) ($ Thousands)			437,475

	Shares
COMMON STOCK – 3.8%
Communication Services – 0.3%
Activision Blizzard Inc		2,956	138
Alphabet Inc, Cl A *		175	183
Alphabet Inc, Cl C *		187	194
AT&T Inc		37,667	1,075
CBS Corp, Cl B		4,075	178
CenturyLink Inc		43,896	665
Charter Communications Inc, Cl A *		702	200
Comcast Corp, Cl A		5,189	177
Discovery Inc, Cl A *		9,297	230
Discovery Inc, Cl C *		7,138	165
DISH Network Corp, Cl A *		10,173	254
Electronic Arts Inc *		2,803	221
Facebook Inc, Cl A *		1,409	185
Interpublic Group of Cos Inc/The		13,924	287
Netflix Inc *		703	188
News Corp, Cl A		20,927	238
News Corp, Cl B		17,707	205
Omnicom Group Inc		4,167	305
Take-Two Interactive Software Inc, Cl A *		2,472	254
TripAdvisor Inc *		8,089	436
Twenty-First Century Fox Inc, Cl A		4,780	230
Twenty-First Century Fox Inc, Cl B		4,844	231
Twitter Inc *		10,267	295
Verizon Communications Inc		24,296	1,366
Viacom Inc, Cl B		8,692	223
Walt Disney Co/The		2,205	242

			8,365

Consumer Discretionary – 0.4%
Advance Auto Parts Inc		1,136	179
Amazon.com Inc, Cl A *		72	108
AutoZone Inc *		218	183
Best Buy Co Inc		2,195	116
Booking Holdings Inc *		80	138
BorgWarner Inc		4,754	165
CarMax Inc *		2,511	158
Chipotle Mexican Grill Inc, Cl A *		408	176
Darden Restaurants Inc		1,472	147
Delphi Automotive PLC *		1,925	119
Dollar General Corp		1,837	199
Dollar Tree Inc *		2,221	201
DR Horton Inc		3,316	115

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
eBay Inc	5,228	$147
Expedia Group Inc	1,393	157
Foot Locker Inc, Cl A	3,089	164
Ford Motor Co	8,016	61
Gap Inc/The	5,746	148
Garmin Ltd	2,254	143
General Motors Co	2,986	100
Genuine Parts Co	1,553	149
Goodyear Tire & Rubber Co/The	6,019	123
H&R Block Inc	8,518	216
Hanesbrands Inc	15,635	196
Harley-Davidson Inc, Cl A	4,066	139
Hasbro Inc	1,503	122
Hilton Worldwide Holdings Inc	1,532	110
Home Depot Inc/The	660	113
Kohl’s Corp	2,286	152
L Brands Inc	6,758	173
Leggett & Platt Inc	4,641	166
Lennar Corp, Cl A	3,927	154
LKQ Corp *	6,539	155
Lowe’s Cos Inc	1,189	110
Macy’s Inc	5,542	165
Marriott International Inc/MD, Cl A	1,166	127
Mattel Inc *	10,881	109
McDonald’s Corp	689	122
MGM Resorts International	6,494	158
Michael Kors Holdings Ltd *	3,411	129
Mohawk Industries Inc *	1,471	172
Newell Brands Inc, Cl B	10,706	199
NIKE Inc, Cl B	3,230	239
Nordstrom Inc	1,762	82
Norwegian Cruise Line Holdings Ltd *	2,900	123
O’Reilly Automotive Inc *	530	182
PulteGroup Inc	8,432	219
PVH Corp	1,907	177
Ralph Lauren Corp, Cl A	1,924	199
Ross Stores Inc	2,214	184
Royal Caribbean Cruises Ltd	1,248	122
Starbucks Corp	2,467	159
Tapestry Inc	3,725	126
Target Corp, Cl A	2,518	166
Tiffany & Co	1,465	118
TJX Cos Inc/The	4,144	185
Tractor Supply Co	2,314	193
Ulta Beauty Inc *	691	169
Under Armour Inc, Cl A *	11,407	202
Under Armour Inc, Cl C *	13,164	213
VF Corp	2,986	213
Whirlpool Corp	1,586	170
Wynn Resorts Ltd	1,521	150
Yum! Brands Inc	2,076	191

		9,965

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Consumer Staples – 0.5%
Altria Group Inc	7,264	$359
Archer-Daniels-Midland Co	6,839	280
Brown-Forman Corp, Cl B	7,215	343
Campbell Soup Co	12,199	402
Church & Dwight Co Inc	9,312	612
Clorox Co/The	3,472	535
Coca-Cola Co	8,402	398
Coca-Cola European Partners	1,540	71
Colgate-Palmolive Co	4,415	263
Conagra Brands Inc	13,514	289
Constellation Brands Inc, Cl A	1,639	263
Costco Wholesale Corp	1,834	374
Coty Inc, Cl A	38,814	255
Estee Lauder Cos Inc/The, Cl A	3,029	394
General Mills Inc	11,660	454
Hershey Co	5,283	566
Hormel Foods Corp	11,944	510
JM Smucker Co/The	4,668	436
Kellogg Co	5,138	293
Kimberly-Clark Corp	4,208	479
Kraft Heinz Co/The	6,717	289
Kroger Co	11,876	327
McCormick & Co Inc/MD	4,402	613
Molson Coors Brewing Co, Cl B	6,673	375
Mondelez International Inc, Cl A	8,619	345
Monster Beverage Corp *	7,622	375
PepsiCo Inc	2,423	268
Philip Morris International Inc	4,052	270
Procter & Gamble Co	4,040	371
Sysco Corp, Cl A	4,913	308
Tyson Foods Inc, Cl A	6,591	352
Walgreens Boots Alliance Inc	4,912	336
Walmart Inc	3,510	327

		12,132

Energy – 0.3%
Anadarko Petroleum Corp, Cl A	4,928	216
Apache Corp	8,239	216
Baker Hughes a GE Co, Cl A	10,487	226
Cabot Oil & Gas Corp	14,761	330
Chevron Corp	2,251	245
Cimarex Energy Co	2,933	181
Concho Resources Inc *	2,397	246
ConocoPhillips	5,566	347
Devon Energy Corp	7,486	169
Diamondback Energy Inc, Cl A	2,100	195
EOG Resources Inc	2,565	224
EQT Corp	5,651	107

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equitrans Midstream Corp *	4,520	$91
Exxon Mobil Corp	2,881	196
Halliburton Co	5,364	143
Helmerich & Payne Inc	5,012	240
Hess Corp	5,888	238
HollyFrontier Corp	3,090	158
Kinder Morgan Inc/DE	14,279	220
Marathon Oil Corp	12,842	184
Marathon Petroleum Corp	7,954	469
National Oilwell Varco Inc, Cl A	8,276	213
Newfield Exploration Co *	14,250	209
Noble Energy Inc	10,357	194
Occidental Petroleum Corp	4,454	273
ONEOK Inc	5,808	313
Phillips 66	2,695	232
Pioneer Natural Resources Co	1,705	224
Schlumberger Ltd, Cl A	5,355	193
TechnipFMC PLC	11,797	231
Valero Energy Corp	2,503	188
Williams Cos Inc/The	11,377	251

		7,162

Financials – 0.2%
Affiliated Managers Group Inc	1,162	113
Aflac Inc	2,590	118
Allstate Corp	963	80
American Express Co	950	91
American International Group Inc	1,882	74
Ameriprise Financial Inc	614	64
Aon PLC	680	99
Arthur J Gallagher & Co	2,093	154
Assurant Inc	976	87
Bank of America Corp	3,101	76
Bank of New York Mellon Corp/The	1,593	75
BB&T Corp	2,425	105
Berkshire Hathaway Inc, Cl B *	698	143
BlackRock Inc	215	85
Brighthouse Financial Inc *	1,974	60
Capital One Financial Corp	1,140	86
CBOE Global Markets Inc	1,513	148
Charles Schwab Corp/The	1,358	56
Chubb Ltd	852	110
Cincinnati Financial Corp	2,017	156
Citigroup Inc	1,388	72
Citizens Financial Group Inc	2,888	86
CME Group Inc	772	145
Comerica Inc	1,435	99
Discover Financial Services	1,159	68
E*TRADE Financial Corp	2,501	110
Fifth Third Bancorp	3,964	93
Franklin Resources Inc	2,773	82
Goldman Sachs Group Inc/The	268	45

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hartford Financial Services Group Inc/The	2,184	$97
Huntington Bancshares Inc/OH	9,087	108
Intercontinental Exchange Inc	1,550	117
Invesco Ltd	6,593	110
Jefferies Financial Group Inc	4,320	75
JPMorgan Chase & Co	873	85
KeyCorp	8,346	123
Lincoln National Corp	1,000	51
Loews Corp	1,583	72
M&T Bank Corp	598	86
Marsh & McLennan Cos Inc	1,542	123
MetLife Inc	1,562	64
Moody’s Corp	1,083	152
Morgan Stanley	1,873	74
MSCI Inc, Cl A	449	66
Nasdaq Inc, Cl A	1,585	129
Northern Trust Corp	1,046	88
People’s United Financial Inc	8,554	123
PNC Financial Services Group Inc/The	607	71
Principal Financial Group Inc, Cl A	1,498	66
Progressive Corp	2,497	151
Prudential Financial Inc	736	60
Raymond James Financial Inc	1,182	88
Regions Financial Corp	6,723	90
S&P Global Inc	545	93
State Street Corp	770	49
SunTrust Banks Inc	2,220	112
SVB Financial Group, Cl B *	365	69
Synchrony Financial	3,561	84
T Rowe Price Group Inc	1,887	174
Torchmark Corp, Cl A	870	65
Travelers Cos Inc/The	849	102
Unum Group	4,210	124
US Bancorp	2,336	107
Wells Fargo & Co	1,955	90
Willis Towers Watson PLC	490	74
Zions Bancorp NA	3,410	139

		6,331

Health Care – 0.4%
Abbott Laboratories	2,344	170
AbbVie Inc	1,754	162
Agilent Technologies Inc	3,209	216
Alexion Pharmaceuticals Inc *	1,323	129
Allergan PLC	990	132
AmerisourceBergen Corp, Cl A	1,376	102
Amgen Inc, Cl A	840	164
Anthem Inc	458	120
Baxter International Inc	2,892	190
Becton Dickinson and Co	951	214
Biogen Inc *	606	182
Boston Scientific Corp *	7,038	249

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bristol-Myers Squibb Co	2,871	$149
Cardinal Health Inc	2,281	102
Celgene Corp, Cl A *	1,787	115
Centene Corp *	1,276	147
Cerner Corp *	3,217	169
Cigna Corp	1,558	296
Cooper Cos Inc/The, Cl A	642	163
CVS Health Corp	3,025	198
Danaher Corp, Cl A	1,722	178
DaVita Inc *	2,885	148
DENTSPLY SIRONA Inc	2,721	101
Edwards Lifesciences Corp, Cl A *	1,356	208
Eli Lilly & Co	1,884	218
Gilead Sciences Inc	2,209	138
HCA Healthcare Inc	1,320	164
Henry Schein Inc *	2,812	221
Hologic Inc *	3,960	163
Humana Inc	533	153
IDEXX Laboratories Inc *	915	170
Illumina Inc *	591	177
Incyte Corp *	2,075	132
Intuitive Surgical Inc *	369	177
Johnson & Johnson	894	115
Laboratory Corp of America Holdings *	1,268	160
McKesson Corp	792	87
Medtronic PLC	1,787	163
Merck & Co Inc	2,426	185
Mettler-Toledo International Inc *	275	156
Mylan NV *	3,267	90
PerkinElmer Inc	2,942	231
Perrigo Co PLC	1,993	77
Pfizer Inc	4,453	194
Quest Diagnostics Inc	2,292	191
Regeneron Pharmaceuticals Inc *	515	192
Stryker Corp	1,159	182
Teva Pharmaceutical Industries Ltd ADR	25,404	392
Thermo Fisher Scientific Inc	697	156
UnitedHealth Group Inc	559	139
Universal Health Services Inc, Cl B	1,717	200
Varian Medical Systems Inc *	1,691	192
Vertex Pharmaceuticals Inc *	910	151
Waters Corp *	930	175
Zimmer Biomet Holdings Inc	1,684	175
Zoetis Inc, Cl A	2,499	214

		9,534

Industrials – 0.4%
3M Co	677	129
Alaska Air Group Inc	3,224	196
Allegion PLC	1,615	129
American Airlines Group Inc	2,578	83
AMETEK Inc	2,335	158

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AO Smith Corp	2,700	$115
Arconic Inc	5,255	89
Boeing Co/The	456	147
Caterpillar Inc, Cl A	676	86
CH Robinson Worldwide Inc	2,024	170
Cintas Corp	1,195	201
Copart Inc *	2,400	115
CSX Corp	2,266	141
Cummins Inc	871	116
Deere & Co	657	98
Delta Air Lines Inc, Cl A	3,091	154
Dover Corp	1,914	136
Emerson Electric Co	2,411	144
Equifax Inc	1,030	96
Expeditors International of Washington Inc	2,620	178
Fastenal Co, Cl A	2,841	149
FedEx Corp	581	94
Flowserve Corp	3,192	121
Fluor Corp	3,126	101
Fortive Corp	1,754	119
Fortune Brands Home & Security Inc	2,268	86
General Dynamics Corp	849	134
General Electric Co	6,993	53
Harris Corp	1,193	161
Honeywell International Inc	835	110
Huntington Ingalls Industries Inc, Cl A	757	144
IHS Markit Ltd *	3,200	154
Illinois Tool Works Inc	606	77
Ingersoll-Rand PLC	1,653	151
Jacobs Engineering Group Inc	1,976	116
JB Hunt Transport Services Inc	832	77
Johnson Controls International plc	3,007	89
Kansas City Southern	1,165	111
L3 Technologies Inc	894	155
Lockheed Martin Corp	518	136
Masco Corp	3,446	101
Nielsen Holdings PLC	5,302	124
Norfolk Southern Corp	1,093	163
Northrop Grumman Corp	572	140
PACCAR Inc	2,161	124
Parker-Hannifin Corp, Cl A	549	82
Pentair PLC	5,438	205
Quanta Services Inc	3,494	105
Raytheon Co	1,052	161
Republic Services Inc	3,099	223
Robert Half International Inc	3,077	176
Rockwell Automation Inc	996	150
Roper Technologies Inc	553	147
Snap-on Inc	986	143
Southwest Airlines Co, Cl A	2,241	104
Stanley Black & Decker Inc	854	102
Stericycle Inc, Cl A *	3,478	128

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Textron Inc	2,415	$111
TransDigm Group Inc *	624	212
Union Pacific Corp	1,324	183
United Continental Holdings Inc *	1,713	143
United Parcel Service Inc, Cl B	1,422	139
United Rentals Inc *	581	60
United Technologies Corp	1,503	160
Verisk Analytics Inc, Cl A *	1,825	199
Waste Management Inc	2,667	237
WW Grainger Inc	802	226
Xylem Inc/NY	1,487	99

		9,166

Information Technology – 0.3%
Adobe Inc *	587	133
Advanced Micro Devices Inc *	10,985	203
Akamai Technologies Inc *	1,677	102
Alliance Data Systems Corp	609	91
Amphenol Corp, Cl A	1,663	135
Analog Devices Inc	1,714	147
Apple Inc	729	115
Applied Materials Inc	3,039	99
Arista Networks Inc *	506	107
Autodesk Inc, Cl A *	1,057	136
Automatic Data Processing Inc	1,586	208
Broadcom Inc	452	115
Cadence Design Systems Inc *	2,281	99
Cisco Systems Inc	4,373	189
Citrix Systems Inc	1,812	186
Cognizant Technology Solutions Corp, Cl A	2,178	138
Corning Inc, Cl B	4,549	137
DXC Technology Co	1,620	86
F5 Networks Inc, Cl A *	1,077	175
Fidelity National Information Services Inc, Cl B	1,370	140
Fiserv Inc, Cl A *	2,440	179
FleetCor Technologies Inc *	390	72
FLIR Systems Inc	2,599	113
Fortinet Inc *	818	58
Gartner Inc *	1,047	134
Global Payments Inc	1,650	170
Hewlett Packard Enterprise Co	8,829	117
HP Inc	7,329	150
Intel Corp	2,194	103
International Business Machines Corp	793	90
Intuit Inc	640	126
IPG Photonics Corp *	1,160	131
Juniper Networks Inc	4,939	133
KLA-Tencor Corp	1,572	141
Lam Research Corp	1,136	155
Mastercard Inc, Cl A	656	124
Microchip Technology Inc	1,703	122

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Micron Technology Inc *	3,277	$104
Microsoft Corp	1,573	160
Motorola Solutions Inc	1,647	189
NetApp Inc	2,629	157
NVIDIA Corp	270	36
Oracle Corp, Cl B	2,724	123
Paychex Inc	2,240	146
PayPal Holdings Inc *	1,429	120
Qorvo Inc *	1,591	97
QUALCOMM Inc	2,828	161
Red Hat Inc *	1,152	202
salesforce.com Inc *	1,307	179
Seagate Technology PLC	3,570	138
Skyworks Solutions Inc	1,430	96
Symantec Corp, Cl A	7,762	147
Synopsys Inc *	1,972	166
Texas Instruments Inc	1,935	183
Total System Services Inc	1,556	126
VeriSign Inc *	1,056	157
Visa Inc, Cl A	800	106
Western Digital Corp	2,623	97
Western Union Co/The	7,451	127
Xerox Corp	4,750	94
Xilinx Inc	2,202	188

		8,158

Materials – 0.3%
Air Products & Chemicals Inc	2,754	441
Albemarle Corp	4,077	314
Avery Dennison Corp	4,309	387
Ball Corp	9,749	448
CF Industries Holdings Inc	10,279	447
DowDuPont Inc	3,200	171
Eastman Chemical Co	4,183	306
Ecolab Inc	2,840	419
FMC Corp	4,104	304
Freeport-McMoRan Inc, Cl B	27,270	281
International Flavors & Fragrances Inc	2,340	314
International Paper Co	6,663	269
Linde PLC	2,704	422
Martin Marietta Materials Inc, Cl A	2,713	466
Mosaic Co/The	15,839	463
Newmont Mining Corp	15,646	542
Nucor Corp	6,312	327
Packaging Corp of America	4,149	346
PPG Industries Inc	3,051	312
Sealed Air Corp	11,744	409
Sherwin-Williams Co/The, Cl A	901	355
Vulcan Materials Co	4,404	435
Westrock Co	5,916	223

		8,401

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Real Estate – 0.1%
Alexandria Real Estate Equities Inc ‡	1,025	$118
American Tower Corp, Cl A ‡	805	127
Apartment Investment & Management Co, Cl A ‡	2,812	123
AvalonBay Communities Inc ‡	651	113
Boston Properties Inc ‡	881	99
CBRE Group Inc, Cl A *	3,263	131
Crown Castle International Corp ‡	1,247	136
Digital Realty Trust Inc, Cl A ‡	1,000	107
Duke Realty Corp ‡	4,733	123
Equinix Inc ‡	207	73
Equity Residential ‡	1,670	110
Essex Property Trust Inc ‡	681	167
Extra Space Storage Inc ‡	1,522	138
Federal Realty Investment Trust ‡	1,020	120
HCP Inc ‡	3,955	111
Host Hotels & Resorts Inc ‡	7,223	120
Iron Mountain Inc ‡	3,775	122
Kimco Realty Corp ‡	6,490	95
Macerich Co/The ‡	1,962	85
Mid-America Apartment Communities Inc ‡	1,107	106
Prologis Inc ‡	2,009	118
Public Storage ‡	761	154
Realty Income Corp ‡	2,310	146
Regency Centers Corp ‡	1,875	110
SBA Communications Corp, Cl A *‡	900	146
Simon Property Group Inc ‡	973	163
SL Green Realty Corp ‡	1,090	86
UDR Inc ‡	2,944	117
Ventas Inc ‡	3,347	196
Vornado Realty Trust ‡	2,208	137
Welltower Inc ‡	1,515	105
Weyerhaeuser Co ‡	5,713	125

		3,927

Utilities – 0.6%
AES Corp/VA	35,608	515
Alliant Energy Corp	15,756	666
Ameren Corp	9,333	609
American Electric Power Co Inc	6,545	489
American Water Works Co Inc	4,182	380
CenterPoint Energy Inc	22,906	647
CMS Energy Corp	10,372	515
Consolidated Edison Inc	8,391	642
Dominion Energy Inc	9,447	675
DTE Energy Co	5,956	657
Duke Energy Corp	6,400	552
Edison International	7,889	448
Entergy Corp	5,814	500
Evergy Inc	7,600	431
Eversource Energy	11,062	719

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exelon Corp	12,325	$556
FirstEnergy Corp	14,493	544
NextEra Energy Inc	2,742	477
NiSource Inc	20,884	529
NRG Energy Inc	10,531	417
PG&E Corp *	8,595	204
Pinnacle West Capital Corp	9,387	800
PPL Corp	20,593	583
Public Service Enterprise Group Inc	11,012	573
SCANA Corp	14,582	697
Sempra Energy	4,307	466
Southern Co/The	10,786	474
WEC Energy Group Inc	9,962	690
Xcel Energy Inc	12,339	608

		16,063

Total Common Stock (Cost $84,095) ($ Thousands)		99,204

FOREIGN COMMON STOCK – 2.9%

Australia – 0.2%
AGL Energy Ltd	25,712	373
Amcor Ltd/Australia	2,573	24
APA Group	46,575	279
Aristocrat Leisure Ltd	3,092	48
ASX	2,472	104
Aurizon Holdings Ltd	21,309	64
AusNet Services	267,963	293
BHP Group Ltd	169	4
Brambles Ltd	6,302	45
Caltex Australia	12,394	222
CIMIC Group Ltd	2,946	90
Coca-Cola Amatil	21,108	122
Cochlear Ltd	1,412	173
Computershare Ltd	16,645	201
Crown Resorts	10,576	88
CSL	1,573	205
Domino’s Pizza Enterprises Ltd	2,369	68
Flight Centre Travel Group	2,687	81
Fortescue Metals Group Ltd	27,506	81
Harvey Norman Holdings Ltd	38,002	85
Incitec Pivot Ltd	29,314	68
Insurance Australia Group	17,240	85
LendLease Group	3,959	32
Oil Search Ltd	38,708	195
Orica	2,883	35
Origin Energy *	37,673	172
Ramsay Health Care Ltd	2,420	98
REA Group	2,759	144
Rio Tinto	197	11
Santos Ltd	40,814	157

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Scentre Group ‡	11,668	$32
SEEK Ltd	7,445	89
Sonic Healthcare Ltd	9,228	144
Sydney Airport	20,066	95
Tabcorp Holdings Ltd	30,312	92
Telstra, Cl B	100,746	202
TPG Telecom Ltd	39,201	178
Transurban Group	13,849	114
Treasury Wine Estates	13,519	141
Unibail-Rodamco-Westfield *‡	16	–
Wesfarmers	4,242	96
Westpac Banking Corp	2,441	43
Woodside Petroleum Ltd	7,821	172
Woolworths Group	7,504	155

		5,200

Austria – 0.0%
ANDRITZ	2,783	128
Erste Group Bank AG	2,889	96
OMV AG	6,519	285
Raiffeisen Bank International AG	1,802	46
voestalpine	7,580	226

		781

Belgium – 0.1%
Ageas	2,714	122
Anheuser-Busch InBev SA/NV	2,858	189
Colruyt	7,381	525
Groupe Bruxelles Lambert	357	31
KBC Group	1,942	126
Proximus SADP	17,108	462
Solvay SA	4,567	456
Telenet Group Holding NV	13,365	620
UCB, Cl A	3,328	271
Umicore SA	2,183	87

		2,889

Canada – 0.3%
Alimentation Couche-Tard Inc, Cl B	6,590	328
Atco, Cl I	8,416	238
Aurora Cannabis *	27,794	138
Bank of Montreal	1,058	69
Bank of Nova Scotia/The, Cl C	1,590	79
Barrick Gold Corp	8,539	115
Bausch Health Cos Inc *	13,445	249
BCE Inc	4,971	196
BlackBerry *	20,413	145
Bombardier Inc, Cl B *	23,691	35
Cameco Corp	7,919	90
Canadian Natural Resources Ltd	4,257	103
Canadian Pacific Railway Ltd	641	114
Canadian Tire Corp Ltd, Cl A	758	79

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Canadian Utilities Ltd, Cl A	6,352	$146
CCL Industries, Cl B	2,224	82
CGI Group Inc, Cl A *	6,993	428
CI Financial	3,354	42
Constellation Software	435	278
Dollarama Inc	1,227	29
Emera Inc	7,671	246
Empire Co Ltd, Cl A	8,687	183
Enbridge	2,263	70
Fairfax Financial Holdings Ltd	200	88
First Capital Realty	4,150	57
First Quantum Minerals Ltd (Canada)	2,143	17
Fortis	10,332	344
Franco-Nevada Corp	1,600	112
George Weston Ltd	1,233	81
Gildan Activewear Inc	3,594	109
H&R Real Estate Investment Trust ‡	4,787	72
Hydro One Ltd (C)	12,827	190
Imperial Oil Ltd	2,707	69
Loblaw Cos Ltd	4,092	183
Magna International, Cl A	3,188	145
Methanex Corp	1,070	51
Metro, Cl A	7,578	263
National Bank of Canada	2,170	89
Nutrien Ltd	1,762	83
Open Text Corp	12,128	395
PrairieSky Royalty Ltd	2,615	34
Restaurant Brands International Inc	1,026	54
RioCan Real Estate Investment Trust ‡	3,430	60
Rogers Communications Inc, Cl B	3,483	178
Royal Bank of Canada	1,066	73
Saputo	3,456	99
Shaw Communications, Cl B	7,879	143
Shopify Inc, Cl A *	686	95
SNC-Lavalin Group	3,554	119
Suncor Energy	2,894	81
Teck Resources Ltd, Cl B	2,423	52
TELUS Corp	7,021	233
Toronto-Dominion Bank	1,857	92
TransCanada Corp	2,000	71
Turquoise Hill Resources Ltd *	33,850	56
Vermilion Energy Inc	2,483	52
Wheaton Precious Metals Corp	4,550	89

		7,411

China – 0.0%
Sands China Ltd	18,800	82

Denmark – 0.1%
AP Moller - Maersk A/S, Cl A	102	120
AP Moller - Maersk A/S, Cl B	6	7

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Carlsberg, Cl B	2,560	$272
Chr Hansen Holding A/S	3,131	276
Coloplast, Cl B	1,982	184
Genmab A/S *	850	139
H Lundbeck A/S, Cl H	4,565	200
Novo Nordisk, Cl B	3,217	147
Novozymes A/S, Cl B	3,693	165
Orsted A/S (C)	5,565	371
Pandora A/S	7,229	294
Tryg A/S	12,415	312
Vestas Wind Systems A/S	1,356	102
William Demant Holding *	3,903	110

		2,699

Finland – 0.1%
Elisa	8,634	356
Fortum	11,559	252
Kone OYJ, Cl B	2,993	143
Metso OYJ	2,878	75
Neste Oyj	5,671	437
Nokia	92,355	531
Nokian Renkaat OYJ	3,215	99
Orion Oyj, Cl B	6,931	240
Stora Enso, Cl R	7,053	81
UPM-Kymmene OYJ, Cl V	2,981	76
Wartsila Abp	6,954	110

		2,400

France – 0.2%
Aeroports de Paris, Cl A	373	71
Air Liquide	1,133	140
Atos SE	2,099	171
AXA	1,932	42
BioMerieux	1,418	93
Bouygues	892	32
Capgemini SE	1,472	146
Carrefour	6,251	107
CNP Assurances	1,903	40
Covivio ‡	434	42
Credit Agricole	1,767	19
Dassault Systemes SE	2,182	259
Electricite de France SA	14,933	236
Engie	13,671	196
EssilorLuxottica SA	1,928	243
Eurofins Scientific SE	129	48
Eutelsat Communications	5,109	100
Gecina SA ‡	699	90
Getlink SE	4,624	62
ICADE ‡	512	39
Iliad SA	971	136
Imerys SA	2,203	106
Ingenico Group SA	1,563	88

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Ipsen SA	1,367	$176
JCDecaux SA	1,173	33
L’Oreal SA	607	140
LVMH Moet Hennessy Louis Vuitton	396	117
Natixis SA	5,679	27
Orange	5,449	88
Pernod Ricard	240	39
Remy Cointreau SA	117	13
Renault SA	1,250	78
Rexel SA	3,641	39
Sanofi	1,510	131
Schneider Electric	577	39
SCOR SE	1,457	66
Societe BIC	447	46
STMicroelectronics NV	12,017	171
Suez	11,567	152
Thales, Cl A	440	51
TOTAL SA	2,499	132
Ubisoft Entertainment SA *	803	65
Valeo SA	2,727	80
Veolia Environnement	6,091	125
Vinci SA	822	68
Vivendi SA	5,328	130
Wendel SA	681	81

		4,593

Germany – 0.2%
1&1 Drillisch AG	1,551	79
adidas	369	77
Allianz SE	347	70
BASF SE	1,028	71
Bayer AG	1,449	100
Beiersdorf AG	1,293	135
Brenntag AG	527	23
Commerzbank	5,497	36
Continental AG	286	40
Covestro (C)	1,507	74
Delivery Hero SE *(C)	1,703	63
Deutsche Bank	2,043	16
Deutsche Telekom AG	6,506	110
Deutsche Wohnen SE	1,750	80
E.ON SE	20,435	202
Fraport Frankfurt Airport Services Worldwide	1,521	109
Fresenius SE & Co KGaA	295	14
GEA Group	1,568	40
Hannover Rueck SE	619	83
HeidelbergCement AG	879	54
Henkel AG & Co KGaA	1,543	151
HUGO BOSS AG	1,366	84
Infineon Technologies AG	8,574	170
Innogy SE (C)	7,476	348
LANXESS AG	1,587	73

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Merck KGaA	1,220	$126
METRO	10,579	162
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	274	60
OSRAM Licht AG	1,575	68
Puma	32	16
QIAGEN NV *	4,245	144
RTL Group	682	36
RWE AG	3,134	68
SAP	1,978	197
Siemens Healthineers AG *(C)	487	20
Symrise	1,058	78
Telefonica Deutschland Holding	26,444	103
thyssenkrupp AG	3,604	62
Uniper	5,506	142
Volkswagen AG	135	21
Wirecard	763	116
Zalando SE *(C)	1,425	37

		3,758

Hong Kong – 0.2%
AIA Group Ltd	13,800	115
ASM Pacific Technology	17,728	171
CK Asset Holdings Ltd	5,708	42
CK Hutchison Holdings Ltd	8,208	79
CK Infrastructure Holdings	41,339	313
CLP Holdings, Cl B	40,838	462
Galaxy Entertainment Group	15,000	95
HK Electric Investments & HK Electric Investments	467,000	471
HKT Trust & HKT	450,010	648
Hong Kong & China Gas	119,234	247
Kerry Properties	13,000	44
MGM China Holdings Ltd	30,000	50
Minth Group	18,000	58
NWS Holdings	8,569	18
PCCW	704,000	406
Power Assets Holdings	41,474	289
Shangri-La Asia Ltd	82,000	121
SJM Holdings Ltd	122,000	114
Swire Pacific Ltd, Cl A	4,000	42
Swire Properties Ltd	18,400	65
Techtronic Industries Co Ltd	1,501	8
WH Group (C)	260,000	200
Wynn Macau Ltd	27,600	60
Yue Yuen Industrial Holdings	26,694	85

		4,203

Ireland – 0.1%
Accenture PLC, Cl A	1,029	145
AerCap Holdings NV *	2,475	98
AIB Group PLC	22,574	95

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Bank of Ireland Group	30,752	$171
CRH PLC	8,115	214
Eaton Corp PLC	2,114	145
James Hardie Industries	6,087	65
Kerry Group PLC, Cl A	3,687	364
Paddy Power Betfair PLC	9,689	794
Ryanair Holdings ADR *	2,240	160

		2,251

Israel – 0.1%
Azrieli Group	1,204	57
Bank Leumi Le-Israel	3,728	23
Bezeq The Israeli Telecommunication Corp
Ltd	480,067	469
Check Point Software Technologies *	4,617	474
Elbit Systems Ltd	1,925	221
International Flavors & Fragrances Inc	1	–
Israel Chemicals Ltd	67,621	384
Nice *	4,827	520
Wix.com Ltd *	1,400	126

		2,274

Italy – 0.1%
Assicurazioni Generali	2,134	35
Atlantia SpA	3,095	64
Davide Campari-Milano SpA	3,158	27
Enel SpA	35,087	202
Eni SpA	9,713	153
EXOR NV	1,900	103
Ferrari	904	90
Fiat Chrysler Automobiles *	4,810	70
Intesa Sanpaolo	31,593	70
Leonardo	10,324	90
Mediobanca Banca di Credito Finanziario SpA	8,384	71
Moncler SpA	2,434	80
Poste Italiane SpA (C)	10,226	82
Prysmian	5,661	109
Recordati	5,489	190
Snam SpA	74,423	325
Telecom Italia *	305,038	168
Telecom Italia SpA/Milano	411,000	196
Tenaris	20,864	225
Terna Rete Elettrica Nazionale	51,888	294

		2,644

Japan – 0.3%
Air Water Inc	3,900	59
Aisin Seiki Co Ltd	1,500	52
Ajinomoto	3,200	57
ANA Holdings	2,000	72
Aozora Bank Ltd	3,100	92
Asahi Group Holdings Ltd	800	31

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Asahi Kasei	9,000	$93
Astellas Pharma	100	1
Calbee	2,000	63
Canon	2,600	71
Central Japan Railway Co	400	84
Chubu Electric Power Co Inc	3,300	47
Chugai Pharmaceutical Co Ltd	900	52
Chugoku Electric Power Co Inc/The	17,500	228
Credit Saison Co Ltd	5,700	67
Daicel	3,800	39
Dentsu Inc	1,800	80
Eisai	1,200	93
Electric Power Development Co Ltd	6,100	145
FamilyMart UNY Holdings Co Ltd, Cl H	900	114
FUJIFILM Holdings Corp	3,100	121
Hankyu Hanshin Holdings	1,400	47
Hino Motors	8,200	78
Hirose Electric Co Ltd	882	87
Hitachi Chemical Co Ltd	3,039	46
Idemitsu Kosan Co Ltd	7,100	234
Inpex Corp	22,100	198
J Front Retailing	5,200	60
Japan Post Bank	7,900	87
Japan Prime Realty Investment Corp, Cl A ‡	24	91
Japan Real Estate Investment ‡	16	90
Japan Retail Fund Investment Corp, Cl A ‡	32	64
JXTG Holdings	11,300	59
Kamigumi Co Ltd	4,000	82
Kaneka Corp	2,400	86
Kansai Electric Power	14,400	217
Kansai Paint	3,000	58
Kao Corp	400	30
KDDI	3,300	79
Keikyu Corp	4,000	65
Kyocera Corp	1,500	75
Kyushu Electric Power Co Inc	3,700	44
Lawson Inc	2,100	133
LIXIL Group Corp	3,000	37
Marubeni Corp	14,900	105
Maruichi Steel Tube	3,200	101
McDonald’s Holdings Japan	1,723	73
Mebuki Financial Group	32,230	86
MEIJI Holdings Co Ltd	600	49
Mitsubishi Chemical Holdings Corp, Cl B	4,700	36
Mitsubishi Motors Corp	8,800	48
Mitsubishi Tanabe Pharma	7,400	107
Mitsui Chemicals Inc	1,800	41
Murata Manufacturing Co Ltd	500	68
NEC Corp	3,300	98
NGK Spark Plug Co Ltd	2,600	52
Nippon Building Fund ‡	13	82
Nippon Prologis REIT Inc ‡	36	76

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Nippon Telegraph & Telephone	2,200	$90
Nisshin Seifun Group	4,515	93
Nomura Research Institute Ltd	2,178	81
NTT Data	10,000	110
NTT DOCOMO	3,700	83
Obic	900	70
Odakyu Electric Railway Co Ltd	3,300	73
Oji Holdings Corp	12,000	62
Ono Pharmaceutical Co Ltd	500	10
Oracle Japan	1,200	77
Otsuka Holdings Co Ltd	600	25
Ryohin Keikaku Co Ltd	400	97
Sankyo	2,500	95
Sekisui Chemical Co Ltd	5,300	79
Seven & i Holdings	2,100	92
Shimizu	8,200	67
Shizuoka Bank Ltd/The	12,000	94
Showa Shell Sekiyu	17,800	250
SoftBank Group	400	27
Subaru	4,000	86
Sumitomo Corp	6,500	92
Sumitomo Rubber Industries Ltd	6,900	82
Sysmex Corp	1,700	82
Taisei Corp	1,000	43
Taisho Pharmaceutical Holdings Co Ltd	200	20
Takeda Pharmaceutical	2,200	74
Teijin Ltd	4,800	77
Terumo Corp	500	28
Tobu Railway Co Ltd	3,400	92
Toho Co Ltd/Tokyo	2,600	94
Toho Gas Co Ltd	1,912	81
Tohoku Electric Power Co Inc	12,200	161
Tokyo Electric Power Holdings *	31,100	185
Tokyo Gas Co Ltd	5,100	129
Tokyu Corp	4,400	72
Toray Industries Inc	10,000	70
TOTO	1,000	35
Toyo Seikan Group Holdings Ltd	1,900	44
Toyo Suisan Kaisha	3,000	105
Toyota Industries	1,900	88
Toyota Motor	1,700	99
Trend Micro Inc/Japan	2,000	109
Unicharm	1,200	39
United Urban Investment ‡	66	102
Yamaguchi Financial Group	9,000	87
Yamazaki Baking Co Ltd	5,000	105

		8,586

Luxembourg – 0.0%
SES SA, Cl A	5,154	98

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Netherlands – 0.1%
ABN AMRO Group (C)	1,275	$30
Aegon NV	1,120	5
Akzo Nobel	1,956	157
ArcelorMittal	2,789	58
ASML Holding	1,281	201
Heineken Holding NV	333	28
Heineken NV	1,392	123
ING Groep NV	10,046	108
Koninklijke Ahold Delhaize	4,320	109
Koninklijke DSM	1,275	104
Koninklijke KPN NV	126,877	371
Koninklijke Philips	6,834	242
Koninklijke Vopak	6,630	301
LyondellBasell Industries NV, Cl A	3,960	329
NXP Semiconductors NV	3,582	263
Randstad	1,641	75
Unibail-Rodamco-Westfield ‡	139	22
Unilever NV	3,228	175
Wolters Kluwer NV	2,040	120

		2,821

New Zealand – 0.1%
a2 Milk Co Ltd *	38,014	284
Auckland International Airport Ltd	21,194	102
Fisher & Paykel Healthcare	32,232	281
Fletcher Building	23,816	78
Meridian Energy	164,211	375
Ryman Healthcare	37,156	268
Spark New Zealand	103,227	287

		1,675

Norway – 0.1%
Aker BP ASA	6,463	163
DNB, Cl A	9,226	147
Equinor	8,101	172
Gjensidige Forsikring	3,646	57
Marine Harvest	27,299	576
Norsk Hydro	54,716	248
Orkla	30,555	240
Schibsted ASA, Cl B	10,678	323
Telenor	15,704	304
Yara International ASA	3,013	116

		2,346

Panama – 0.0%
Carnival Corp	1,461	72

Portugal – 0.0%
Banco Espirito Santo SA *(D)	50,830	–
EDP - Energias de Portugal SA	51,467	180
Galp Energia SGPS	12,892	203
Jeronimo Martins SGPS	8,743	103

		486

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Singapore – 0.1%
CapitaLand Commercial Trust ‡	53,667	$69
CapitaLand Ltd	33,800	77
City Developments Ltd	7,600	45
ComfortDelGro Corp Ltd	64,800	102
Dairy Farm International Holdings Ltd	54,200	491
Genting Singapore	242,300	173
Golden Agri-Resources	1,474,000	265
Jardine Cycle & Carriage Ltd	9,300	241
Jardine Strategic Holdings	2,500	92
Keppel Corp Ltd	16,600	72
Oversea-Chinese Banking Corp Ltd	12,800	106
SATS	8,100	28
Sembcorp Industries	31,300	58
Singapore Airlines	4,200	29
Singapore Press Holdings Ltd	204,200	352
Singapore Technologies Engineering	25,400	65
Singapore Telecommunications Ltd	133,900	288
United Overseas Bank Ltd	5,300	96
UOL Group	7,072	32
Venture Corp Ltd	30,800	315
Wilmar International Ltd	116,800	267
Yangzijiang Shipbuilding Holdings	115,350	106

		3,369

Spain – 0.1%
ACS Actividades de Construccion y Servicios SA	2,833	109
Aena SME (C)	765	119
Amadeus IT Group SA, Cl A	2,397	167
Banco Bilbao Vizcaya Argentaria SA	10,923	58
Banco Santander SA	16,470	75
Bankia SA	20,227	59
Enagas	17,643	476
Endesa	8,610	198
Ferrovial SA	4,529	92
Grifols	9,996	262
Iberdrola SA	26,058	209
Industria de Diseno Textil SA	4,514	115
International Consolidated Airlines Group SA	11,138	88
Naturgy Energy Group SA	6,561	167
Red Electrica Corp SA	7,255	162
Repsol, Cl A	6,235	100
Siemens Gamesa Renewable Energy SA *	5,394	66
Telefonica SA	1,970	16

		2,538

Sweden – 0.1%
Alfa Laval AB	3,670	78

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Atlas Copco, Cl A	1,818	$43
Atlas Copco AB, Cl B	1,891	41
Boliden AB	1,050	23
Electrolux	10,068	212
Epiroc, Cl A *	1,818	17
Epiroc, Cl B *	1,891	17
Essity, Cl B	7,171	176
Hennes & Mauritz AB, Cl B	16,068	228
Hexagon AB, Cl B	2,068	95
Husqvarna, Cl B	17,924	133
ICA Gruppen	7,278	260
Industrivarden, Cl C	4,865	98
Kinnevik AB	1,565	38
Lundin Petroleum	7,477	187
Millicom International Cellular SA	1,589	101
Nordea Bank Abp	6,982	59
Skandinaviska Enskilda Banken AB, Cl A	7,936	77
Svenska Handelsbanken, Cl A	7,194	80
Swedbank AB, Cl A	4,910	110
Swedish Match	4,369	172
Tele2 AB, Cl B	6,112	78
Telefonaktiebolaget LM Ericsson, Cl B	42,385	372
Telia Co AB	29,915	142
Volvo AB, Cl B	6,277	82

		2,919

Switzerland – 0.1%
ABB Ltd *	4,545	86
Adecco Group AG	1,187	55
Baloise Holding	496	68
Barry Callebaut	61	95
Chocoladefabriken Lindt & Spruengli	31	328
Cie Financiere Richemont SA	1,741	111
Clariant	1,232	23
Dufry AG	1,505	142
EMS-Chemie Holding	62	29
Geberit AG	215	83
Givaudan SA *	28	65
Kuehne + Nagel International	661	85
LafargeHolcim	1,540	63
Lonza Group	312	81
Nestle	1,850	150
Novartis	1,161	99
Partners Group Holding AG	140	85
Roche Holding	898	222
Schindler Holding	542	107
SGS SA, Cl B *	41	92
Sonova Holding *	638	104
Straumann Holding AG	271	170
Swatch Group AG/The	1,778	102
Swatch Group AG/The, Cl B *	494	144
Swiss Life Holding	254	98

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Swiss Re AG	978	$89
Swisscom *	920	438
TE Connectivity Ltd	1,862	141
Temenos AG	882	105
UBS Group AG	5,937	74
Vifor Pharma	721	78
Zurich Insurance Group AG	87	26

		3,638

United Kingdom – 0.2%
Admiral Group PLC	3,076	80
Associated British Foods PLC	2,191	57
AstraZeneca	2,062	154
Aviva PLC	17,112	82
Barratt Developments	14,410	85
BP PLC	32,264	204
British American Tobacco	1,681	53
BT Group, Cl A	31,533	96
Bunzl PLC	3,000	90
Burberry Group	3,826	85
Centrica	85,316	147
Coca-Cola HBC	3,429	107
ConvaTec Group PLC (C)	45,774	81
Diageo	2,888	103
easyJet PLC	3,512	49
Experian	2,610	63
G4S PLC	16,567	42
GlaxoSmithKline PLC	7,569	144
Imperial Brands PLC	3,182	96
Informa	8,716	70
InterContinental Hotels Group	1,219	66
Intertek Group PLC	544	33
ITV PLC	29,950	48
J Sainsbury PLC	21,670	73
John Wood Group PLC	27,090	175
Johnson Matthey	1,866	66
Marks & Spencer Group PLC	10,789	34
Micro Focus International PLC	9,338	164
National Grid	24,779	241
Next, Cl A	1,085	55
NMC Health PLC	2,427	85
Pearson	16,363	196
Persimmon PLC	1,979	49
Randgold Resources Ltd	1,410	118
Reckitt Benckiser Group PLC	1,075	82
RELX PLC	3,034	62
Rio Tinto PLC	2,159	103
Royal Dutch Shell PLC, Cl A	4,870	143
Royal Dutch Shell PLC, Cl B	4,366	130
Royal Mail	6,924	24
RSA Insurance Group	16,014	105
Sage Group PLC/The	25,020	192

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Severn Trent PLC	8,989	$208
Shire PLC	2,525	147
Smith & Nephew PLC	8,008	149
Smiths Group PLC	4,570	79
Smurfit Kappa Group PLC	9,553	254
SSE	6,243	86
Standard Life Aberdeen PLC	22,285	73
TUI	3,217	46
Unilever PLC	2,107	110
United Utilities Group PLC, Cl B	18,277	171
Vodafone Group PLC	42,865	83
Whitbread PLC	1,095	64
Wm Morrison Supermarkets	34,659	94
WPP PLC	5,341	58

		5,754

Total Foreign Common Stock (Cost $70,280) ($ Thousands)		75,487

	Face Amount (Thousands)
CORPORATE OBLIGATIONS – 1.6%

Communication Services – 0.0%
Alphabet Inc
3.625%, 05/19/2021 (B)	$150	153

Consumer Discretionary – 0.0%
Toyota Motor Credit MTN
3.200%, 01/11/2027 (B)	750	729
University of Southern California
5.250%, 10/01/2111 (B)	100	117

		846

Consumer Staples – 0.0%
Coca-Cola
3.200%, 11/01/2023 (B)	500	502
Colgate-Palmolive MTN
2.300%, 05/03/2022 (B)	250	245
Procter & Gamble
1.850%, 02/02/2021 (B)	250	245

		992

Energy – 0.1%
Chevron
2.954%, 05/16/2026 (B)	1,000	963
Chevron Corp
4.950%, 03/03/2019 (B)	150	150
Equinor
2.450%, 01/17/2023 (B)	250	243
Nexen Energy ULC
5.875%, 03/10/2035 (B)	100	115

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Shell International Finance BV
3.250%, 05/11/2025 (B)	$250	$246
XTO Energy
6.750%, 08/01/2037 (B)	300	397

		2,114

Financials – 1.1%
Australia & New Zealand Banking Group NY MTN
2.250%, 06/13/2019 (B)	1,300	1,296
Bank of Montreal MTN
2.550%, 11/06/2022 (B)	250	242
1.900%, 08/27/2021 (B)	750	724
1.500%, 07/18/2019 (B)	1,000	993
Bank of New York Mellon
3.550%, 09/23/2021 (B)	200	202
Bank of Nova Scotia
4.375%, 01/13/2021 (B)	250	257
2.700%, 03/07/2022 (B)	500	489
Berkshire Hathaway
3.400%, 01/31/2022 (B)	150	152
2.750%, 03/15/2023 (B)	1,000	982
Canadian Imperial Bank of Commerce
1.600%, 09/06/2019 (B)	1,000	991
CME Group
3.000%, 09/15/2022 (B)	100	99
3.000%, 03/15/2025 (B)	1,000	974
Commonwealth Bank of Australia NY
2.550%, 03/15/2021 (B)	1,750	1,723
Cooperatieve Rabobank UA
2.250%, 01/14/2019 (B)	1,000	1,000
HSBC Holdings
5.100%, 04/05/2021 (B)	250	259
JPMorgan Chase Bank
1.650%, 09/23/2019 (B)	1,000	991
Kreditanstalt fuer Wiederaufbau
2.375%, 08/25/2021 (B)	1,000	994
2.125%, 03/07/2022 (B)	500	492
2.125%, 06/15/2022 (B)	500	492
2.125%, 01/17/2023 (B)	500	489
1.875%, 11/30/2020 (B)	1,000	986
1.500%, 06/15/2021 (B)	500	487
Landwirtschaftliche Rentenbank
2.375%, 06/10/2025 (B)	250	244
2.250%, 10/01/2021 (B)	1,000	990
2.000%, 01/13/2025 (B)	250	239
1.750%, 04/15/2019 (B)	200	200
1.375%, 10/23/2019 (B)	500	495
Landwirtschaftliche Rentenbank MTN
1.750%, 07/27/2026 (B)	750	697
National Australia Bank
3.000%, 01/20/2023 (B)	200	196

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.875%, 07/12/2021 (B)	$750	$722
Oesterreichische Kontrollbank
1.875%, 01/20/2021 (B)	750	739
1.625%, 03/12/2019 (B)	1,000	998
Royal Bank of Canada MTN
1.500%, 07/29/2019 (B)	1,000	993
Svenska Handelsbanken
2.500%, 01/25/2019 (B)	200	200
Svenska Handelsbanken MTN
2.450%, 03/30/2021 (B)	1,000	980
Toronto-Dominion Bank MTN
2.125%, 04/07/2021 (B)	500	489
US Bank
2.125%, 10/28/2019 (B)	400	397
Wells Fargo Bank
1.750%, 05/24/2019 (B)	1,000	995
Wells Fargo Bank MTN
2.150%, 12/06/2019 (B)	500	495
Westpac Banking
4.875%, 11/19/2019 (B)	200	203
2.600%, 11/23/2020 (B)	1,000	987
2.000%, 08/19/2021 (B)	750	726

		27,299

Health Care – 0.1%
Johnson & Johnson
5.950%, 08/15/2037 (B)	300	374
3.375%, 12/05/2023 (B)	500	510
2.450%, 03/01/2026 (B)	1,000	939
Novartis Securities Investment
5.125%, 02/10/2019 (B)	150	150
Sanofi
4.000%, 03/29/2021 (B)	150	154

		2,127

Industrials – 0.0%
3M MTN
5.700%, 03/15/2037 (B)	150	183
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035 (B)	750	628

		811

Information Technology – 0.2%
Apple Inc
2.850%, 02/23/2023 (B)	1,000	988
2.500%, 02/09/2022 (B)	500	492
2.400%, 05/03/2023 (B)	250	242
Automatic Data Processing
2.250%, 09/15/2020 (B)	500	497
Microsoft
3.700%, 08/08/2046 (B)	500	479

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.300%, 02/06/2027 (B)	$1,000	$990
2.125%, 11/15/2022 (B)	500	488

		4,176

Utilities – 0.1%
Duke Energy Carolinas LLC
2.950%, 12/01/2026 (B)	1,000	957
Florida Power & Light
3.125%, 12/01/2025 (B)	1,000	991
Southern California Gas
5.125%, 11/15/2040 (B)	150	168

		2,116

Total Corporate Obligations (Cost $41,665) ($ Thousands)		40,634

	Shares
EXCHANGE TRADED FUNDS – 1.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	248,181	28,000

Total Exchange Traded Funds (Cost $28,642) ($ Thousands)		28,000

PREFERRED STOCK – 0.0%
Consumer Discretionary – 0.0%
Porsche Automobil Holding, (E)	342	20
Volkswagen, 1.230% (E)	220	35

		55

Consumer Staples – 0.0%
Henkel AG & Co KGaA, (E)	1,296	141

Health Care – 0.0%
Sartorius, 0.570% (E)	665	83

Materials – 0.0%
FUCHS PETROLUB SE, (E)	1,520	63

Total Preferred Stock (Cost $365) ($ Thousands)		342

Total Investments in Securities - 76.3% (Cost $1,992,063) ($ Thousands)		$1,994,652

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Accumulation Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Amsterdam Index	29	Jan-2019	$3,272	$3,234	$(65)
Australian 10-Year Bond	1,993	Mar-2019	188,536	186,153	2,012
Brent Crude**	131	Jan-2019	7,784	7,048	(736)
Brent Crude**	427	Feb-2019	26,039	23,067	(2,972)
Canadian 10-Year Bond	1,796	Mar-2019	179,310	179,850	5,836
CBT 5-Year DSF	165	Mar-2019	16,390	16,630	241
CBT 10-Year DSF	934	Mar-2019	93,614	95,560	1,946
Coffee C**	225	Mar-2019	10,028	8,594	(1,435)
Copper**	79	Mar-2019	5,515	5,196	(318)
Corn**	20	May-2019	390	383	(7)
Corn**	1,142	Mar-2019	21,583	21,413	(171)
Cotton No. 2**	216	Mar-2019	8,583	7,798	(785)
Crude Oil**	619	Feb-2019	32,416	28,301	(4,115)
DAX Index	10	Mar-2019	3,033	3,018	(40)
DJ Euro Stoxx 50 Index	345	Mar-2019	11,904	11,729	(248)
Dow Jones-UBS Commodity Index	863	Mar-2019	7,097	6,611	(486)
Euro-Bob	704	Mar-2019	105,627	106,649	238
Euro-BTP	467	Mar-2019	64,867	68,237	2,741
Euro-Bund	3,449	Mar-2019	634,228	644,790	5,169
Euro-Buxl 30 Year Bond	126	Mar-2019	25,333	26,016	492
Feeder Cattle**	89	Mar-2019	6,408	6,530	123
FTSE 100 Index	344	Mar-2019	29,056	29,174	(132)
FTSE/JSE Top 40 Index	33	Mar-2019	1,048	1,080	34
Gasoline**	157	Feb-2019	9,646	8,651	(995)
Gold**	102	Apr-2019	13,149	13,135	(15)
Gold**	569	Mar-2019	70,345	72,906	2,561
Hang Seng Index	36	Jan-2019	5,866	5,944	77
HSCEI Index	19	Jan-2019	1,225	1,226	–
IBEX	23	Jan-2019	2,285	2,239	(65)
Japanese 10-Year Bond	335	Mar-2019	450,748	465,577	1,384
Japanese 10-Year Bond E-MINI	1,491	Mar-2019	200,474	207,420	957
KOSPI 200 Index	31	Mar-2019	1,801	1,820	(1)
Lean Hogs**	29	Apr-2019	776	778	2
Lean Hogs**	55	Apr-2019	1,566	1,476	(90)
Lean Hogs**	141	Feb-2019	3,598	3,439	(159)
Live Cattle**	181	Mar-2019	8,795	8,969	173
Live Cattle**	221	Apr-2019	11,178	11,161	(18)
LME Copper**	134	Mar-2019	20,755	19,999	(756)
LME Lead**	42	Mar-2019	2,073	2,123	50
LME Nickel**	197	Mar-2019	14,896	12,626	(2,270)
LME Primary Aluminum**	201	Mar-2019	10,171	9,286	(884)
LME Zinc**	117	Mar-2019	7,766	7,226	(540)
Long Gilt 10-Year Bond	1,853	Mar-2019	289,907	290,677	2,054
Low Sulfur Gas Oil**	204	Mar-2019	11,408	10,440	(968)
Low Sulfur Gas Oil	6	Feb-2019	339	307	(33)
MSCI Emerging Markets	1,718	Mar-2019	83,542	83,048	(494)
MSCI Taiwan Index	369	Jan-2019	12,982	13,262	280
Natural Gas**	488	Feb-2019	18,926	13,913	(5,013)
NY Harbor ULSD	94	Feb-2019	7,348	6,593	(755)
NY Harbor ULSD	3	Feb-2019	236	212	(24)
NYMEX Cocoa**	47	May-2019	1,039	1,151	112
NYMEX Cocoa**	451	Mar-2019	9,878	10,896	1,018
OMXS30 Index	115	Jan-2019	1,846	1,827	(55)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Russell 2000 Index E-MINI	1,806	Mar-2019	$128,052	$121,815	$(6,237)
S&P - Goldman Sachs Commodity Index	390	Jan-2019	39,796	36,587	(3,209)
S&P 500 Index E-MINI	2,515	Mar-2019	330,248	315,029	(15,219)
S&P Mid Cap 400 Index E-MINI	183	Mar-2019	31,987	30,418	(1,568)
S&P TSX 60 Index	39	Mar-2019	5,102	4,896	(104)
Silver**	269	Mar-2019	19,733	20,901	1,168
Soybean**	54	Mar-2019	2,400	2,417	16
Soybean**	29	Mar-2019	1,300	1,298	(3)
Soybean Meal**	86	May-2019	2,752	2,694	(58)
Soybean Meal**	156	Mar-2019	4,856	4,834	(22)
Soybean Oil**	15	May-2019	260	253	(7)
Soybean Oil**	396	Mar-2019	6,817	6,617	(200)
Soybean Oil**	277	Mar-2019	4,618	4,629	11
SPI 200 Index	52	Mar-2019	5,174	5,089	15
Sugar No. 11**	348	Mar-2019	4,428	4,689	261
Sugar No. 11**	127	Apr-2019	1,840	1,721	(119)
TOPIX Index	390	Mar-2019	54,543	53,089	(3,124)
U.S. 2-Year Treasury Note	239	Apr-2019	50,410	50,743	333
U.S. 10-Year Treasury Note	8,125	Mar-2019	969,553	991,377	21,824
U.S. Long Treasury Bond	505	Mar-2019	70,348	73,730	3,382
Wheat**	9	May-2019	238	230	(9)
Wheat**	298	Mar-2019	8,126	7,498	(628)
Wheat**	66	Mar-2019	1,793	1,613	(180)

			$4,500,999	$4,517,555	$(822)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2018 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	01/29/19 - 01/30/19	GBP	69,929	USD	88,606	$(575)
Barclays PLC	01/30/19	EUR	21,400	USD	24,481	(44)
Barclays PLC	01/30/19	JPY	933,900	USD	8,492	(43)
BNP Paribas	01/30/19	HKD	33,500	USD	4,281	(2)
Brown Brothers Harriman	01/30/19	USD	3	EUR	3	–
Citigroup	03/20/19	USD	522	CLP	358,200	(4)
Citigroup	03/20/19	USD	560	CZK	12,600	2
Citigroup	03/20/19	CHF	746	USD	758	(5)
Citigroup	03/20/19	USD	1,390	HKD	10,864	1
Citigroup	03/20/19	USD	2,376	CNH	16,480	22
Citigroup	03/20/19	USD	2,441	GBP	1,900	(13)
Citigroup	03/20/19	BRL	280	USD	73	1
Citigroup	03/20/19	BRL	3,520	USD	897	(6)
Citigroup	03/20/19	USD	4,394	CNY	30,600	56
Citigroup	03/20/19	ZAR	5,880	USD	402	(3)
Citigroup	03/20/19	USD	8,503	HUF	2,392,200	73
Citigroup	03/20/19	USD	491	HUF	136,880	–
Citigroup	03/20/19	USD	10,212	EUR	8,907	38
Citigroup	03/20/19	USD	1,997	EUR	1,730	(6)
Citigroup	03/20/19	PLN	12,800	USD	3,403	(12)
Citigroup	03/20/19	USD	13,310	INR	957,920	349
Citigroup	03/20/19	MXP	14,080	USD	684	(23)
Citigroup	03/20/19	HKD	4,405	USD	564	–

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	03/20/19	HKD	10,514	USD	1,346	$–
Citigroup	03/20/19	USD	15,300	ZAR	214,200	(545)
Citigroup	03/20/19	USD	4,222	BRL	16,540	22
Citigroup	03/20/19	USD	12,855	BRL	49,620	(126)
Citigroup	03/20/19	USD	19,341	PLN	72,920	114
Citigroup	03/20/19	USD	16,987	KRW	19,013,451	126
Citigroup	03/20/19	USD	5,723	KRW	6,337,817	(18)
Citigroup	03/20/19	USD	25,315	MXP	524,440	996
Citigroup	03/20/19	GBP	25,644	USD	32,982	201
Citigroup	03/20/19	GBP	212	USD	269	(2)
Citigroup	03/20/19	EUR	13,968	USD	16,105	33
Citigroup	03/20/19	EUR	92,882	USD	106,475	(404)
Citigroup	03/20/19	HUF	752,240	USD	2,667	(30)
Citigroup	03/20/19	KRW	2,401,160	USD	2,136	(25)
JPMorgan Chase Bank	03/20/19	USD	782	CLP	537,300	(7)
JPMorgan Chase Bank	03/20/19	USD	840	CZK	18,900	2
JPMorgan Chase Bank	03/20/19	CHF	1,119	USD	1,136	(8)
JPMorgan Chase Bank	03/20/19	USD	2,085	HKD	16,296	1
JPMorgan Chase Bank	03/20/19	USD	3,565	CNH	24,720	34
JPMorgan Chase Bank	03/20/19	USD	3,662	GBP	2,849	(20)
JPMorgan Chase Bank	03/20/19	BRL	420	USD	109	2
JPMorgan Chase Bank	03/20/19	BRL	5,280	USD	1,346	(9)
JPMorgan Chase Bank	03/20/19	USD	6,591	CNY	45,900	83
JPMorgan Chase Bank	03/20/19	ZAR	8,820	USD	603	(4)
JPMorgan Chase Bank	03/20/19	USD	12,755	HUF	3,588,300	109
JPMorgan Chase Bank	03/20/19	USD	737	HUF	205,320	(1)
JPMorgan Chase Bank	03/20/19	USD	15,318	EUR	13,361	56
JPMorgan Chase Bank	03/20/19	USD	2,995	EUR	2,594	(10)
JPMorgan Chase Bank	03/20/19	PLN	19,200	USD	5,105	(17)
JPMorgan Chase Bank	03/20/19	USD	19,965	INR	1,436,880	524
JPMorgan Chase Bank	03/20/19	MXP	21,120	USD	1,025	(34)
JPMorgan Chase Bank	03/20/19	HKD	6,607	USD	847	1
JPMorgan Chase Bank	03/20/19	HKD	15,771	USD	2,018	(1)
JPMorgan Chase Bank	03/20/19	USD	22,961	ZAR	321,300	(829)
JPMorgan Chase Bank	03/20/19	USD	6,332	BRL	24,810	32
JPMorgan Chase Bank	03/20/19	USD	19,282	BRL	74,430	(189)
JPMorgan Chase Bank	03/20/19	USD	29,012	PLN	109,380	170
JPMorgan Chase Bank	03/20/19	USD	25,480	KRW	28,520,177	190
JPMorgan Chase Bank	03/20/19	USD	8,584	KRW	9,506,726	(28)
JPMorgan Chase Bank	03/20/19	USD	37,972	MXP	786,660	1,493
JPMorgan Chase Bank	03/20/19	GBP	38,467	USD	49,473	301
JPMorgan Chase Bank	03/20/19	GBP	318	USD	404	(3)
JPMorgan Chase Bank	03/20/19	EUR	22,151	USD	25,540	50
JPMorgan Chase Bank	03/20/19	EUR	138,123	USD	158,332	(606)
JPMorgan Chase Bank	03/20/19	HUF	1,128,360	USD	4,002	(43)
JPMorgan Chase Bank	03/20/19	KRW	3,601,740	USD	3,204	(38)
State Street	01/29/19	EUR	95,975	USD	109,529	(452)
UBS	01/30/19	CHF	3,400	USD	3,448	(13)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
UBS	01/30/19	AUD	7,300	USD	5,153	$12
UBS	01/30/19	CAD	9,800	USD	7,215	32

						$928

A list of open OTC swap agreements held by the Fund at December 31, 2018, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	Taiwan Index (TAIEX)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	01/16/2019	TWD	1,898	$1,887	–	$(18)
Bank of America	Heng Seng Index	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	01/30/2019	HKD	9,138	9,246	–	105
JPMorgan Chase	Heng Seng Index	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	01/31/2019	HKD	21,714	21,870	–	146
Bank of America	Heng Seng Index	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	01/31/2019	HKD	29,528	29,805	–	267
Bank of America	Bovespa Index	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	02/13/2019	BRL	15,930	15,531	–	(331)
Merrill Lynch	Lean Hogs**	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	02/19/2019	USD	25	24	–	–
Merrill Lynch	Sugar No. 11**	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/01/2019	USD	105	108	–	2
Citigroup	Sugar No. 11**	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/01/2019	USD	14	13	–	–
Bank of America	Jet Kero Swap	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/15/2019	KRW	5,871	5,929	–	(7)
Merrill Lynch	Live Cattle**	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/15/2019	USD	1,117	1,140	–	22
JPMorgan Chase	Jet Kero Swap	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/15/2019	KRW	11,015	11,095	–	(24)
Bank of America	Corn No.2**	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/18/2019	USD	2,312	2,250	–	(62)
Citigroup	Soybean**	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/18/2019	USD	15,331	15,349	–	18
Merrill Lynch	Corn No.2**	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/18/2019	USD	2,920	2,888	–	(32)
Citigroup	Corn No.2**	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/18/2019	USD	688	675	–	(13)
Bank of America	Soybean**	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/18/2019	CHF	2,555	2,529	–	(46)
Merrill Lynch	Cotton No. 2**	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/21/2019	USD	429	397	–	(31)
Citigroup	Coffee C**	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/29/2019	USD	174	153	–	(21)
Merrill Lynch	NYMEX Cocoa**	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/29/2019	USD	64	72	–	9
Citigroup	NYMEX Cocoa**	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	03/29/2019	USD	169	193	–	24
Merrill Lynch	Live Cattle**	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	04/30/2019	USD	253	252	–	(1)

								121,407	–	$7

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Accumulation Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2018, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) ( Thousands)
3-MONTH USD - LIBOR	2.75%	Semi-Annually	03/20/2021	USD	315,788	$804	$(990)	$1,794
3-MONTH USD - LIBOR	3.00%	Semi-Annually	06/19/2024	USD	114,334	2,312	606	1,706

						$3,116	$(384)	$3,500

Percentages are based on Net Assets of $2,615,084 ($ Thousands).

*	Non-income producing security.
**	Futures and swap contracts held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of December 31, 2018.
‡	Real Estate Investment Trust.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of December 31, 2018.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $39,991 ($ Thousands), representing 1.5% of the Net Assets of the Fund.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)	There is currently no rate available.

ADR – American Depositary Receipt

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

Cl – Class

CNH – Chinese Offshore Yuan

DJ – Dow Jones

ETF – Exchange-Traded Fund

EUR – Euro

FTSE – Financial Times and Stock Exchange

GBP – British Pound Sterling

HKD – Hong Kong Dollar

HUF – Hungarian Forint

INR – Indian Rupee

JPY – Japanese Yen

JSE – Johannesburg Stock Exchange

KOSPI – Korea Composite Stock Price Index

KRW – Korean Won

LIBOR – London Interbank Offered Rate

LME – London Metal Exchange

Ltd. – Limited

MSCI – Morgan Stanley Capital International

MTN – Medium Term Note

NYMEX – New York Mercantile Exchange

OTC – Over the Counter

PLC – Public Limited Company

PLN – Polish Zloty

S&P – Standard & Poor’s

Ser – Series

SPI – Share Price Index

TOPIX – Tokyo Stock Exchange

TSX – Toronto Stock Exchange

ULC – Unlimited Liability Company

USD – United States Dollar

ZAR – South African Rand

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
U.S. Treasury Obligations	$–	$1,313,510	$–	$1,313,510
Sovereign Debt	6,654	430,821	–	437,475
Common Stock	99,204	–	–	99,204
Foreign Common Stock	75,487	–	–	75,487
Corporate Obligations	–	40,634	–	40,634
Exchange Traded Funds	28,000	–	–	28,000
Preferred Stock	342	–	–	342

Total Investments in Securities	$209,687	$1,784,965	$–	$1,994,652

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$54,510	$–	$–	$54,510
Unrealized Depreciation	(55,332)	–	–	(55,332)
Forwards Contracts*
Unrealized Appreciation	–	5,126	–	5,126
Unrealized Depreciation	–	(4,198)	–	(4,198)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	593	–	593
Unrealized Depreciation	–	(586)	–	(586)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	3,500	–	3,500

Total Other Financial Instruments	$(822)	$4,435	$–	$3,613

*Futures contracts, forward contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^ A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 43.4%

Communication Services — 4.6%

21st Century Fox America
4.950%, 10/15/2045		$250	$274
Altice France
6.250%, 05/15/2024 (A)		1,250	1,166
American Media
10.500%, 12/31/2026		1,420	1,349
AT&T
4.250%, 03/01/2027		900	880
4.125%, 02/17/2026		400	391
3.600%, 02/17/2023		1,300	1,292
CenturyLink
5.800%, 03/15/2022		1,200	1,155
Charter Communications Operating
5.375%, 04/01/2038		250	233
4.908%, 07/23/2025		2,175	2,163
4.464%, 07/23/2022		1,300	1,312
4.200%, 03/15/2028		320	301
Cogent Communications Group
5.375%, 03/01/2022 (A)		660	655
Comcast
4.700%, 10/15/2048		970	981
3.950%, 10/15/2025		1,350	1,366
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024		200	204
Digicel
6.000%, 04/15/2021		400	359
Digicel Group
8.250%, 09/30/2020 (A)		540	365
6.750%, 03/01/2023 (A)		320	253
Frontier Communications
8.500%, 04/01/2026 (A)		1,300	1,137
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)		650	652
Mauritius Investments
6.500%, 10/13/2026 (A)		320	311
Millicom International Cellular
6.625%, 10/15/2026 (A)		440	446
5.125%, 01/15/2028 (A)		280	249
Netflix
6.375%, 05/15/2029 (A)		680	671
4.875%, 04/15/2028		800	730
Sirius XM Radio
5.375%, 04/15/2025 (A)		400	379
4.625%, 05/15/2023 (A)		250	239
SoftBank Group
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+4.226%, 12/31/2049		200	166
3.125%, 09/19/2025	EUR	220	231
Sprint
8.750%, 03/15/2032		$650	686
7.875%, 09/15/2023		950	975

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.625%, 03/01/2026		$1,810	$1,787
7.250%, 09/15/2021		1,850	1,894
Sprint Communications
11.500%, 11/15/2021		650	736
7.000%, 03/01/2020 (A)		600	615
7.000%, 08/15/2020		500	512
Telecom Italia
5.303%, 05/30/2024 (A)		3,440	3,268
Telecom Italia Capital
6.000%, 09/30/2034		500	432
Telefonica Europe BV
5.875%, VAR EUR Swap Annual 10 Yr+4.301%, 03/31/2049	EUR	800	973
T-Mobile USA
4.750%, 02/01/2028		$570	516
4.500%, 02/01/2026		600	550
0.000%, 03/01/2025		300	–
0.000%, 01/15/2026		600	–
Verizon Communications
4.329%, 09/21/2028		2,646	2,657
3.500%, 11/01/2024		625	616
3.376%, 02/15/2025		1,400	1,359
Vodafone Group
5.250%, 05/30/2048		500	469
3.750%, 01/16/2024		800	789
Wind Tre
5.000%, 01/20/2026 (A)		340	279
2.625%, 01/20/2023 (A)	EUR	1,300	1,340
Windstream Services
8.750%, 12/15/2024 (A)		$705	268
8.625%, 10/31/2025 (A)		1,055	939
7.750%, 10/15/2020		546	344

			41,914

Consumer Discretionary — 5.9%
Altice
7.750%, 05/15/2022 (A)		1,360	1,238
Altice Financing
7.500%, 05/15/2026 (A)		5,250	4,791
Altice France
8.125%, 02/01/2027 (A)		1,000	942
7.375%, 05/01/2026 (A)		1,700	1,560
Amazon.com
5.200%, 12/03/2025		1,900	2,087
3.150%, 08/22/2027		2,025	1,955
AMC Entertainment Holdings
5.750%, 06/15/2025		1,000	880
AMC Networks
5.000%, 04/01/2024		400	379
American Axle & Manufacturing
6.250%, 04/01/2025		1,300	1,183

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ashtead Capital
4.375%, 08/15/2027 (A)		$450	$405
Cablevision
6.500%, 06/15/2021 (A)		150	145
CalAtlantic Group
5.250%, 06/01/2026		330	309
Carriage Services
6.625%, 06/01/2026 (A)		840	823
CCO Holdings
5.750%, 02/15/2026 (A)		675	661
5.125%, 02/15/2023		720	702
5.000%, 02/01/2028 (A)		1,430	1,316
CSC Holdings
6.625%, 10/15/2025 (A)		970	982
Delphi Technologies
5.000%, 10/01/2025 (A)		1,200	1,008
DISH DBS
7.750%, 07/01/2026		2,600	2,151
6.750%, 06/01/2021		1,850	1,831
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%, 02/15/2023 (A)		20	20
Europcar Mobility Group
5.750%, 06/15/2022	EUR	150	173
4.125%, 11/15/2024 (A)		650	705
Ford Motor Credit
5.875%, 08/02/2021		$350	359
Gohl Capital
4.250%, 01/24/2027		520	489
Hanesbrands
4.875%, 05/15/2026 (A)		1,490	1,343
Hilton Worldwide Finance
4.875%, 04/01/2027		1,090	1,022
4.625%, 04/01/2025		90	85
Jack Ohio Finance
10.250%, 11/15/2022 (A)		770	816
Jaguar Land Rover Automotive
4.500%, 10/01/2027 (A)		770	574
L Brands
5.625%, 10/15/2023		490	481
5.250%, 02/01/2028		920	786
Lennar
5.250%, 06/01/2026		750	707
4.750%, 11/29/2027		570	514
Levi Strauss
5.000%, 05/01/2025		240	235
Meredith
6.875%, 02/01/2026 (A)		825	806
MGM Resorts International
6.000%, 03/15/2023		1,450	1,457
Myriad International Holdings BV
4.850%, 07/06/2027 (A)		1,140	1,092

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NCL
4.750%, 12/15/2021 (A)		$830	$824
Nexstar Broadcasting
5.625%, 08/01/2024 (A)		1,150	1,075
Sally Holdings
5.625%, 12/01/2025		180	166
Sands China
5.125%, 08/08/2025 (A)		700	693
Scientific Games International
10.000%, 12/01/2022		1,710	1,736
5.000%, 10/15/2025 (A)		1,550	1,383
Silversea Cruise Finance
7.250%, 02/01/2025 (A)		600	634
Speedway Motorsports
5.125%, 02/01/2023		120	118
Starbucks
3.800%, 08/15/2025		875	865
Univision Communications
6.750%, 09/15/2022 (A)		230	229
5.125%, 05/15/2023 (A)		3,200	2,872
UPC Holding BV
5.500%, 01/15/2028 (A)		530	476
Urban One
7.375%, 04/15/2022 (A)		700	662
Viking Cruises
5.875%, 09/15/2027 (A)		1,260	1,175
Virgin Media Secured Finance
5.000%, 04/15/2027	GBP	800	963
VOC Escrow
5.000%, 02/15/2028 (A)		$1,970	1,817
ZF North America Capital
4.750%, 04/29/2025 (A)		440	410

			53,110

Consumer Staples — 1.3%
Anheuser-Busch
3.650%, 02/01/2026 (A)		3,450	3,262
Anheuser-Busch InBev Finance
3.300%, 02/01/2023		2,475	2,407
Central American Bottling
5.750%, 01/31/2027 (A)		180	176
Constellation Brands
4.400%, 11/15/2025		325	326
Constellation Brands Inc
3.209%, VAR ICE LIBOR USD 3 Month+0.700%, 11/15/2021		950	939
Cott Holdings
5.500%, 04/01/2025 (A)		500	471
HLF Financing Sarl
7.250%, 08/15/2026 (A)		700	689
Kraft Heinz Foods
5.000%, 07/15/2035		300	282

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	$720	$691
Lindley
4.625%, 04/12/2023	190	189
Performance Food Group
5.500%, 06/01/2024 (A)	300	290
Post Holdings
5.625%, 01/15/2028 (A)	800	736
Prosperous Ray
4.625%, 11/12/2023	500	514
Reynolds American
4.450%, 06/12/2025	350	337
Walmart
3.700%, 06/26/2028	450	457

		11,766

Energy — 8.2%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047 (A)	1,760	1,718
Anadarko Petroleum
6.600%, 03/15/2046	180	199
5.550%, 03/15/2026	300	314
Antero Resources
5.125%, 12/01/2022	1,050	987
Berry Petroleum
7.000%, 02/15/2026 (A)	770	693
Blue Racer Midstream
6.625%, 07/15/2026 (A)	480	446
BP Capital Markets
3.224%, 04/14/2024	1,025	1,003
2.112%, 09/16/2021	350	342
Canadian Natural Resources
3.850%, 06/01/2027	600	566
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024	250	264
5.125%, 06/30/2027	2,000	1,888
Cheniere Energy Partners
5.250%, 10/01/2025	635	592
Chesapeake Energy
8.000%, 01/15/2025	1,320	1,165
8.000%, 06/15/2027	580	487
6.125%, 02/15/2021	370	348
Concho Resources
4.300%, 08/15/2028	425	416
Continental Resources
4.500%, 04/15/2023	650	640
4.375%, 01/15/2028	100	94
Covey Park Energy
7.500%, 05/15/2025 (A)	1,220	1,049
DCP Midstream Operating
6.750%, 09/15/2037 (A)	770	758
4.950%, 04/01/2022	1,000	990

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Devon Energy
5.850%, 12/15/2025	$1,021	$1,083
5.000%, 06/15/2045	400	352
3.250%, 05/15/2022	200	195
Diamondback Energy Inc
4.750%, 11/01/2024 (A)	1,390	1,341
Eclipse Resources
8.875%, 07/15/2023	290	249
Endeavor Energy Resources
5.500%, 01/30/2026 (A)	400	410
Energy Transfer Operating
4.950%, 06/15/2028	150	147
4.200%, 09/15/2023	3,225	3,178
Enterprise Products Operating
3.750%, 02/15/2025	500	495
3.700%, 02/15/2026	300	295
EP Energy
9.375%, 05/01/2024 (A)	340	151
8.000%, 02/15/2025 (A)	520	215
6.375%, 06/15/2023	400	126
EQM Midstream Partners
4.750%, 07/15/2023	1,474	1,471
Exterran Energy Solutions
8.125%, 05/01/2025	700	672
Extraction Oil & Gas
7.375%, 05/15/2024 (A)	90	74
5.625%, 02/01/2026 (A)	930	679
Gazprom OAO Via Gaz Capital
4.950%, 03/23/2027 (A)	800	761
Gazprom OAO Via Gaz Capital MTN
7.288%, 08/16/2037	300	334
Genesis Energy
6.000%, 05/15/2023	990	916
GNL Quintero
4.634%, 07/31/2029	400	386
Greenko Dutch BV
4.875%, 07/24/2022 (A)	370	347
Gulfport Energy
6.375%, 05/15/2025	1,800	1,593
Halliburton
3.800%, 11/15/2025	900	872
Hindustan Petroleum
4.000%, 07/12/2027	270	246
KazMunayGas National JSC
4.750%, 04/19/2027 (A)	1,100	1,070
KazTransGas JSC
4.375%, 09/26/2027 (A)	1,190	1,103
Laredo Petroleum
5.625%, 01/15/2022	1,000	897
Lukoil International Finance BV
4.563%, 04/24/2023	220	217

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Marathon Petroleum
3.800%, 04/01/2028 (A)		$325	$305
3.625%, 09/15/2024		350	341
Medco Platinum Road Pte
6.750%, 01/30/2025		200	171
MEG Energy
7.000%, 03/31/2024 (A)		2,160	2,063
MPLX
4.800%, 02/15/2029		250	249
4.000%, 03/15/2028		950	891
Neerg Energy
6.000%, 02/13/2022 (A)		400	376
Newfield Exploration
5.625%, 07/01/2024		650	658
NGPL PipeCo
7.768%, 12/15/2037 (A)		430	490
Noble Holding International
6.050%, 03/01/2041		900	554
Oasis Petroleum
6.875%, 03/15/2022		1,200	1,131
ONEOK
4.550%, 07/15/2028		800	790
Petrobras Global Finance BV
5.750%, 02/01/2029		530	490
5.299%, 01/27/2025		3,160	3,018
Petroleos de Venezuela
6.000%, 10/28/2022 (B)		8,860	1,059
6.000%, 05/16/2024 (B)		3,790	559
6.000%, 11/15/2026 (B)		1,110	164
5.500%, 04/12/2037 (B)		130	19
5.375%, 04/12/2027 (B)		2,570	372
Petroleos Mexicanos
6.500%, 03/13/2027		790	743
6.375%, 01/23/2045		30	24
6.350%, 02/12/2048 (A)		64	51
Petroleos Mexicanos MTN
6.875%, 08/04/2026		700	680
6.750%, 09/21/2047		170	141
5.125%, 03/15/2023	EUR	1,040	1,228
4.875%, 02/21/2028		100	108
Phillips 66
3.900%, 03/15/2028		$650	628
Plains All American Pipeline
4.500%, 12/15/2026		400	385
3.650%, 06/01/2022		1,700	1,669
3.600%, 11/01/2024		175	167
QEP Resources
5.625%, 03/01/2026		1,300	1,079
Range Resources
5.000%, 03/15/2023		900	792
Reliance Industries
4.125%, 01/28/2025		250	244

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.667%, 11/30/2027 (A)	$490	$446
Rockies Express Pipeline
7.500%, 07/15/2038 (A)	840	949
Sabine Pass Liquefaction
6.250%, 03/15/2022	700	736
5.625%, 03/01/2025	800	831
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	870	744
SM Energy
6.750%, 09/15/2026	200	179
5.000%, 01/15/2024	1,075	935
Targa Resources Partners
5.250%, 05/01/2023	1,910	1,872
Transportadora de Gas del Sur
6.750%, 05/02/2025 (A)	1,250	1,136
Trinidad Drilling
6.625%, 02/15/2025 (A)	200	202
Weatherford International
6.500%, 08/01/2036	150	78
Western Gas Partners
4.000%, 07/01/2022	200	198
Whiting Petroleum
6.250%, 04/01/2023	950	865
5.750%, 03/15/2021	100	95
Williams
8.750%, 03/15/2032	3,220	4,189
3.600%, 03/15/2022	1,700	1,668
WPX Energy
8.250%, 08/01/2023	300	313
5.750%, 06/01/2026	380	344
YPF
8.500%, 03/23/2021	1,650	1,629

		73,882

Financials — 8.6%
AIA Group
3.900%, 04/06/2028 (A)	475	475
AIA Group MTN
3.200%, 03/11/2025 (A)	425	409
AIB Group MTN
4.750%, 10/12/2023 (A)	550	545
Akbank T.A.S.
6.797%, VAR USD Swap Semi 30/360 5 Year Curr+4.029%, 04/27/2028	400	337
Alternative Loan Trust, Ser 2005-81, Cl A1
2.786%, VAR ICE LIBOR USD 1 Month+0.280%, 02/25/2037	880	792
American International Group
4.200%, 04/01/2028	275	265
3.900%, 04/01/2026	325	313
Arch Capital Finance
4.011%, 12/15/2026	1,025	1,024

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ASP AMC
8.000%, 05/15/2025 (A)		$990	$525
Banco de Bogota
6.250%, 05/12/2026 (A)		780	789
Banco de Sabadell
6.500%, VAR EUR Swap Annual 5 Yr+6.414%, 08/18/2166	EUR	800	845
Banco do Brasil
9.000%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+6.362%, 06/29/2049		$200	203
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.398%, 12/12/2049		1,140	978
Banco Mercantil del Norte
7.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.353%, 12/31/2049 (A)		200	194
Banco Regional SAECA
8.125%, 01/24/2019		290	289
Banco Santander
4.250%, 04/11/2027		400	374
3.545%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023		600	588
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.995%, 10/01/2028 (A)		270	271
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 12/31/2049		450	456
6.250%, VAR ICE LIBOR USD 3 Month+3.705%, 09/29/2049		150	148
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028		515	481
Bank of America MTN
4.000%, 04/01/2024		552	555
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028		1,525	1,479
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028		750	711
3.248%, 10/21/2027		1,000	926
2.816%, VAR ICE LIBOR USD 3 Month+0.930%, 07/21/2023		1,200	1,161
Banque Centrale de Tunisie International Bond
6.750%, 10/31/2023 (A)	EUR	440	480
Barclays
7.750%, VAR USD Swap Semi 30/360 5 Year Curr+4.842%, 09/15/2023		$370	356
7.625%, 11/21/2022		350	363

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/2023	$1,225	$1,214
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	500	482
Barclays Bank PLC
5.125%, 01/08/2020	1,275	1,295
BBVA Bancomer
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.650%, 01/18/2033 (A)	410	356
BNP Paribas
7.375%, VAR USD Swap Semi 30/360 5 Year Curr+5.150%, 02/19/2167 (A)	400	399
3.375%, 01/09/2025 (A)	1,000	941
BNP Paribas MTN
3.500%, 03/01/2023 (A)	300	291
BPCE
4.625%, 09/12/2028 (A)	500	492
4.000%, 09/12/2023 (A)	950	933
China Evergrande Group
8.250%, 03/23/2022	400	384
CIT Group
6.125%, 03/09/2028	195	194
5.250%, 03/07/2025	185	181
Citigroup
6.250%, VAR ICE LIBOR USD 3 Month+4.517%, 12/29/2049	3,289	3,150
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049	124	112
5.950%, VAR ICE LIBOR USD 3 Month+4.095%, 12/29/2049	700	675
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/31/2049	675	629
4.125%, 07/25/2028	650	610
3.700%, 01/12/2026	825	793
3.400%, 05/01/2026	1,675	1,576
Country Garden Holdings
7.250%, 04/04/2021	500	500
Credit Agricole
8.125%, VAR USD Swap Semi 30/360 5 Year Curr+6.185%, 12/31/2049 (A)	250	257
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.416%, 10/05/2027	470	354
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.600%, 01/17/2167 (A)	410	400
7.250%, VAR USD Swap Semi 30/360 5 Year Curr+4.332%, 03/12/2167 (A)	200	189
6.250%, VAR USD Swap Semi 30/360 5 Year Curr+3.455%, 12/31/2049 (A)	200	189

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/2029 (A)	$600	$558
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	802	794
CTR Partnership
5.250%, 06/01/2025	280	270
Deutsche Bank
4.500%, 04/01/2025	950	834
Deutsche Bank NY
4.875%, VAR USD ICE Swap 11:00 NY 5 Yr+2.553%, 12/01/2032	1,200	933
Goldman Sachs Group
5.150%, 05/22/2045	700	655
HSBC Holdings
6.500%, VAR USD ICE Swap 11:00 NY 5 Yr+3.606%, 09/23/2166	500	454
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	340	337
Huarong Finance 2017
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%, 12/29/2049	200	188
Huarong Finance 2017 MTN
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983%, 05/07/2166	310	279
Huarong Finance II MTN
5.000%, 11/19/2025	210	205
Hunt
6.250%, 02/15/2026 (A)	450	384
ICICI Bank
5.750%, 11/16/2020	420	432
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	3,080	2,823
5.017%, 06/26/2024 (A)	500	454
Itau CorpBanca
3.875%, 09/22/2019	1,000	1,004
JPMorgan Chase & Co
5.300%, VAR ICE LIBOR USD 3 Month+3.800%, 12/31/2049	800	790
5.000%, VAR ICE LIBOR USD 3 Month+3.320%, 12/29/2049	900	869
3.782%, VAR ICE LIBOR USD 3 Month+1.337%, 02/01/2028	2,850	2,767
2.972%, 01/15/2023	900	877
Kaisa Group Holdings
9.375%, 06/30/2024	400	273
8.500%, 06/30/2022	200	147
Lloyds Banking Group
4.650%, 03/24/2026	1,000	940

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024		$1,100	$1,089
Morgan Stanley
5.550%, VAR ICE LIBOR USD 3 Month+3.810%, 12/29/2049		1,050	1,019
3.625%, 01/20/2027		900	855
Morgan Stanley MTN
3.950%, 04/23/2027		1,100	1,037
3.700%, 10/23/2024		2,675	2,631
Navient
6.625%, 07/26/2021		1,850	1,785
NE Property Cooperatief UA
3.750%, 02/26/2021	EUR	100	107
Nuveen
4.000%, 11/01/2028 (A)		$575	592
Oversea-Chinese Banking MTN
4.250%, 06/19/2024		800	804
PNC Bank
4.050%, 07/26/2028		1,250	1,256
Prudential Financial MTN
3.878%, 03/27/2028		1,100	1,105
Quicken Loans
5.750%, 05/01/2025 (A)		1,740	1,627
Refinitiv US Holdings
8.250%, 11/15/2026 (A)		750	685
Royal Bank of Scotland Group
5.123%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2027		1,000	899
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023		700	673
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Year Curr+5.720%, 12/29/2049		750	748
3.875%, 09/12/2023		200	192
Sberbank of Russia Via SB Capital
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.023%, 02/26/2024		600	600
Standard Chartered
4.247%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (A)		1,325	1,312
Synchrony Financial
4.500%, 07/23/2025		233	212
TC Ziraat Bankasi MTN
5.125%, 09/29/2023 (A)		200	176
Travelport Corporate Finance
6.000%, 03/15/2026 (A)		290	293
UBS Group
7.000%, VAR USD Swap Semi 30/360 5 Year Curr+4.866%, 12/29/2049		1,250	1,272

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.750%, VAR EUR Swap Annual 5 Yr+5.287%, 12/29/2049	EUR	750	$908
UniCredit
8.000%, VAR USD Swap Semi 30/360 5 Year Curr+5.180%, 04/03/2049		$1,050	932
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 12/29/2049		2,449	2,421
3.000%, 10/23/2026		675	625
Wells Fargo MTN
3.550%, 09/29/2025		600	581
Wells Fargo Bank
3.550%, 08/14/2023		1,100	1,095
Westpac Banking
5.000%, VAR USD ICE Swap 11:00 NY 5 Yr+2.888%, 09/21/2065		300	249

			77,975

Health Care — 3.9%
AbbVie
3.600%, 05/14/2025		900	863
Bausch Health
6.125%, 04/15/2025 (A)		240	209
Bayer US Finance II
4.375%, 12/15/2028 (A)		2,000	1,909
4.250%, 12/15/2025 (A)		975	949
3.500%, 06/25/2021 (A)		1,325	1,316
Becton Dickinson
3.363%, 06/06/2024		1,200	1,153
2.894%, 06/06/2022		2,800	2,712
BioScrip
8.875%, 02/15/2021		1,510	1,408
Centene
6.125%, 02/15/2024		1,440	1,474
Centene Escrow I
5.375%, 06/01/2026 (A)		200	195
Cigna
3.750%, 07/15/2023 (A)		2,050	2,043
CVS Health
4.780%, 03/25/2038		1,130	1,083
4.300%, 03/25/2028		230	225
4.100%, 03/25/2025		2,750	2,722
3.875%, 07/20/2025		2,307	2,248
DaVita HealthCare Partners
5.125%, 07/15/2024		1,000	938
Elanco Animal Health
4.272%, 08/28/2023 (A)		275	275
3.912%, 08/27/2021 (A)		725	729
Endo Dac
6.000%, 02/01/2025 (A)		400	287
Gilead Sciences
3.650%, 03/01/2026		825	809

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HCA
5.875%, 05/01/2023	$950	$962
5.625%, 09/01/2028	1,630	1,573
5.500%, 06/15/2047	1,720	1,630
5.375%, 02/01/2025	340	331
5.000%, 03/15/2024	1,175	1,163
Immucor
11.125%, 02/15/2022 (A)	650	650
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)(C)	670	625
Polaris Intermediate
8.500% cash/0% PIK, 12/01/2022 (A)	200	182
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (A)	460	465
Tenet Healthcare
8.125%, 04/01/2022	1,440	1,444
7.500%, 01/01/2022 (A)	210	213
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/2023	460	396
Valeant Pharmaceuticals International
9.250%, 04/01/2026 (A)	1,500	1,500
8.500%, 01/31/2027 (A)	340	330

		35,011

Industrials — 3.7%
AECOM
5.125%, 03/15/2027	950	812
AerCap Ireland Capital DAC
4.625%, 07/01/2022	2,800	2,810
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (A)	350	336
Avolon Holdings Funding
5.125%, 10/01/2023 (A)	690	659
Boeing
3.450%, 11/01/2028	375	371
3.250%, 03/01/2028	425	416
2.600%, 10/30/2025	475	451
Bombardier
7.500%, 03/15/2025 (A)	1,000	942
6.125%, 01/15/2023 (A)	2,050	1,922
Burlington Northern Santa Fe
3.650%, 09/01/2025	800	807
Cleaver-Brooks
7.875%, 03/01/2023 (A)	460	444
DAE Funding
5.750%, 11/15/2023 (A)	930	921
DP World MTN
5.625%, 09/25/2048 (A)	1,150	1,081
Embraer Netherlands Finance
5.050%, 06/15/2025	67	68

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Embraer Netherlands Finance BV
5.400%, 02/01/2027	$100	$103
Embraer Overseas
5.696%, 09/16/2023	170	177
Fortune Brands Home & Security
4.000%, 09/21/2023	1,275	1,261
General Electric MTN
6.875%, 01/10/2039	1,200	1,255
H&E Equipment Services
5.625%, 09/01/2025	750	688
Hertz
5.875%, 10/15/2020	270	262
JB Poindexter
7.125%, 04/15/2026 (A)	910	851
Lockheed Martin
3.550%, 01/15/2026	325	323
Mexico City Airport Trust
5.500%, 10/31/2046	200	176
5.500%, 07/31/2047	502	441
Neovia Logistics Services
8.875%, 08/01/2020 (A)	840	731
Northrop Grumman
3.250%, 01/15/2028	1,950	1,819
2.930%, 01/15/2025	1,000	949
Novelis
5.875%, 09/30/2026 (A)	1,400	1,239
Park Aerospace Holdings
5.250%, 08/15/2022 (A)	950	919
Park-Ohio Industries
6.625%, 04/15/2027	900	855
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	1,010	1,042
RBS Global
4.875%, 12/15/2025 (A)	400	363
Roper Technologies
4.200%, 09/15/2028	300	297
Standard Industries
6.000%, 10/15/2025 (A)	270	259
5.375%, 11/15/2024 (A)	830	779
Stanley Black & Decker
4.250%, 11/15/2028	650	669
Swire Pacific Financing MTN
4.500%, 10/09/2023	950	985
Titan Acquisition
7.750%, 04/15/2026 (A)	1,400	1,197
United Rentals North America
6.500%, 12/15/2026	210	207
4.875%, 01/15/2028	1,100	965
4.625%, 07/15/2023	140	137
United Technologies
3.279%, VAR ICE LIBOR USD 3 Month+0.650%, 08/16/2021	325	324

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
XPO CNW
6.700%, 05/01/2034		$2,140	$1,819

			33,132

Information Technology — 2.0%
Apple
3.200%, 05/11/2027		525	507
2.900%, 09/12/2027		4,450	4,182
Broadcom
3.625%, 01/15/2024		2,925	2,768
3.125%, 01/15/2025		50	45
CommScope Technologies
5.000%, 03/15/2027 (A)		390	316
Dell International
5.450%, 06/15/2023 (A)		1,250	1,272
EIG Investors
10.875%, 02/01/2024		100	107
EMC
3.375%, 06/01/2023		1,650	1,432
First Data
5.000%, 01/15/2024 (A)		500	481
Fiserv
4.200%, 10/01/2028		500	499
3.800%, 10/01/2023		300	302
Hewlett Packard Enterprise
4.900%, 10/15/2025		600	605
3.500%, 10/05/2021		500	501
3.059%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021		925	917
j2 Cloud Services
6.000%, 07/15/2025 (A)		740	723
Match Group
5.000%, 12/15/2027 (A)		880	807
Nokia
3.375%, 06/12/2022		1,000	945
NXP BV
4.625%, 06/15/2022 (A)		1,000	985
Oracle
3.250%, 11/15/2027		1,225	1,182

			18,576

Materials — 3.2%
ABJA Investment Pte
5.950%, 07/31/2024		200	196
5.450%, 01/24/2028		200	170
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)		1,420	1,360
Anglo American Capital
4.000%, 09/11/2027 (A)		250	226
Ardagh Packaging Finance
4.750%, 07/15/2027	GBP	700	807

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Barrick North America Finance
5.750%, 05/01/2043	$250	$263
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/2075 (A)	830	861
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)	1,200	1,109
CNAC HK Finbridge
4.125%, 07/19/2027	200	189
Constellium
5.750%, 05/15/2024 (A)	500	460
DowDuPont
4.725%, 11/15/2028	400	413
4.493%, 11/15/2025	450	463
4.205%, 11/15/2023	725	741
First Quantum Minerals
7.250%, 04/01/2023 (A)	300	264
7.000%, 02/15/2021 (A)	1,070	1,027
6.500%, 03/01/2024 (A)	290	241
Freeport-McMoRan
5.450%, 03/15/2043	2,760	2,101
3.550%, 03/01/2022	1,000	946
Glencore Funding
4.000%, 04/16/2025 (A)	750	706
4.000%, 03/27/2027 (A)	1,275	1,161
Hudbay Minerals
7.625%, 01/15/2025 (A)	760	743
Indonesia Asahan Aluminium Persero
5.710%, 11/15/2023 (A)	200	203
Metinvest BV
7.750%, 04/23/2023 (A)	375	341
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)	410	405
Pactiv
8.375%, 04/15/2027	940	931
Phosagro OAO Via Phosagro Bond Funding DAC
3.949%, 04/24/2023 (A)	550	515
PQ
6.750%, 11/15/2022 (A)	900	927
Samarco Mineracao
5.750%, 10/24/2023 (B)	200	157
SASOL Financing USA
5.875%, 03/27/2024	1,080	1,078
Sherwin-Williams
3.450%, 08/01/2025	875	835
3.450%, 06/01/2027	975	909
Sociedad Quimica y Minera de Chile
4.375%, 01/28/2025	220	216
Starfruit Finco BV
8.000%, 10/01/2026 (A)	650	601

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Suzano Austria GmbH
6.000%, 01/15/2029 (A)		$1,130	$1,153
5.750%, 07/14/2026		400	408
Syngenta Finance MTN
1.250%, 09/10/2027	EUR	200	195
Vale Overseas
6.250%, 08/10/2026		$1,050	1,134
Valvoline
5.500%, 07/15/2024		2,000	1,955
4.375%, 08/15/2025		500	460
Yamana
4.950%, 07/15/2024		1,837	1,797

			28,667

Real Estate — 0.7%
American Tower
5.000%, 02/15/2024		1,000	1,034
3.300%, 02/15/2021		350	348
CoreCivic
4.625%, 05/01/2023		660	611
Duke Realty
4.000%, 09/15/2028		400	397
GLP Capital
5.750%, 06/01/2028		190	192
5.375%, 04/15/2026		40	39
iStar
4.625%, 09/15/2020		530	517
MPT Operating Partnership
6.375%, 03/01/2024		895	918
5.000%, 10/15/2027		710	649
Newmark Group
6.125%, 11/15/2023 (A)		510	502
VEREIT Operating Partnership
4.875%, 06/01/2026		1,000	1,000

			6,207

Telecommunication Services — 0.0%
Mauritius Investments
4.755%, 11/11/2024		200	181

Utilities — 1.3%
Alliant Energy Finance
4.250%, 06/15/2028 (A)		125	124
3.750%, 06/15/2023 (A)		325	327
Berkshire Hathaway Energy
3.250%, 04/15/2028		1,100	1,046
Duke Energy Carolinas
3.950%, 11/15/2028		700	718
Eskom Holdings SOC
7.125%, 02/11/2025		280	255
Eskom Holdings SOC MTN
6.750%, 08/06/2023		640	583

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Greenko Investment
4.875%, 08/16/2023 (A)		$410	$367
Minejesa Capital BV
4.625%, 08/10/2030		400	357
NiSource
3.650%, 06/15/2023 (A)		525	526
3.490%, 05/15/2027		1,325	1,264
NRG Energy
7.250%, 05/15/2026		1,000	1,038
NTPC MTN
2.750%, 02/01/2027	EUR	110	122
Pacific Gas & Electric
4.250%, 08/01/2023 (A)		$250	232
3.500%, 10/01/2020		890	848
3.250%, 09/15/2021		500	460
3.250%, 06/15/2023		80	71
2.491%, 03/01/2026 (D)		130	107
Perusahaan Listrik Negara MTN
4.125%, 05/15/2027 (A)		1,190	1,101
Sempra Energy
3.400%, 02/01/2028		1,075	982
Southern
3.250%, 07/01/2026		700	656
Vistra Energy
7.625%, 11/01/2024		900	949

			12,133

Total Corporate Obligations
(Cost $414,528) ($ Thousands)			392,554

SOVEREIGN DEBT — 16.5%
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (A)		1,500	1,436
3.125%, 05/03/2026		850	821
3.125%, 10/11/2027 (A)		810	774
Albania Government International Bond
3.500%, 10/09/2025 (A)	EUR	250	284
Angolan Government International Bond
9.375%, 05/08/2048 (A)		$400	374
8.250%, 05/09/2028 (A)		1,420	1,336
Argentina Bonar Bonds
48.797%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/01/2020	ARS	3,100	79
Argentina POM Politica Monetaria
59.257%, VAR Argentina Central Bank 7 Day Repo Rate+0.000%, 06/21/2020		1,625	46
Argentina Treasury Bond BONCER
2.500%, 07/22/2021		1,575	65

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Argentine Republic Government International Bond
8.280%, 12/31/2033		$1,640	$1,278
7.820%, 12/31/2033	EUR	491	467
7.500%, 04/22/2026		$1,310	1,050
7.125%, 07/06/2036		2,980	2,134
6.875%, 01/26/2027		990	755
6.875%, 01/11/2048		510	355
6.250%, 11/09/2047	EUR	110	89
5.875%, 01/11/2028		$590	424
5.625%, 01/26/2022		1,100	928
5.250%, 01/15/2028	EUR	760	620
4.625%, 01/11/2023		$1,050	830
3.375%, 01/15/2023	EUR	790	709
2.500%, 3.75%, 3/31/2019, 12/31/2038 (E)		$1,490	817
2.260%, 3.38%, 3/31/2019, 12/31/2038 (E)	EUR	70	44
Bahrain Government International Bond
7.500%, 09/20/2047		$210	203
Bermuda Government International Bond
3.717%, 01/25/2027 (A)		240	228
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, 03/06/2020	ARS	58,000	1,940
3.750%, 02/08/2019		225	9
Bonos De La Nacion Argentina En Moneda Dua
4.500%, 06/21/2019		$150	150
4.500%, 02/13/2020		330	306
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		200	198
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2021	BRL	8,967	2,420
10.000%, 01/01/2027		11,500	3,102
Chile Government International Bond
3.240%, 02/06/2028		$792	760
Colombia Government International Bond
4.500%, 01/28/2026		200	200
4.500%, 03/15/2029		400	395
3.875%, 04/25/2027		200	191
Costa Rica Government International Bond
7.158%, 03/12/2045		880	758
5.625%, 04/30/2043		400	304
4.250%, 01/26/2023		490	431
Dominican Republic International Bond
6.875%, 01/29/2026		960	1,007
6.850%, 01/27/2045		660	650
6.600%, 01/28/2024		300	313
6.500%, 02/15/2048 (A)		1,270	1,200
6.000%, 07/19/2028 (A)		1,300	1,297
5.875%, 04/18/2024		300	303

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Eastern & Southern African Trade & Development Bank MTN
5.375%, 03/14/2022		$210	$208
Ecuador Government International Bond
9.650%, 12/13/2026 (A)		1,400	1,274
9.625%, 06/02/2027 (A)		2,690	2,434
8.875%, 10/23/2027 (A)		1,500	1,290
8.750%, 06/02/2023 (A)		1,140	1,063
7.950%, 06/20/2024		1,175	1,034
Egypt Government International Bond
8.500%, 01/31/2047		650	586
7.903%, 02/21/2048 (A)		360	310
5.625%, 04/16/2030 (A)	EUR	620	612
5.577%, 02/21/2023 (A)		$870	825
4.750%, 04/16/2026	EUR	680	703
Egypt Treasury Bills
19.354%, 06/04/2019 (D)	EGP	20,900	1,078
19.087%, 02/05/2019 (D)		29,000	1,593
El Salvador Government International Bond
8.625%, 02/28/2029 (A)		$80	83
6.375%, 01/18/2027		336	308
5.875%, 01/30/2025		30	28
Gabon Government International Bond
6.375%, 12/12/2024		1,240	1,113
Ghana Government International Bond
10.750%, 10/14/2030		210	238
8.627%, 06/16/2049		470	409
8.125%, 01/18/2026		1,600	1,526
Guatemala Government Bond
5.750%, 06/06/2022		700	725
4.875%, 02/13/2028		210	199
4.500%, 05/03/2026 (A)		970	909
4.375%, 06/05/2027 (A)		1,290	1,190
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023 (A)		1,930	1,831
Honduras Government International Bond
7.500%, 03/15/2024		660	692
6.250%, 01/19/2027		750	741
Indonesia Government International Bond
5.250%, 01/17/2042		4,850	4,868
4.750%, 01/08/2026		2,270	2,300
4.625%, 04/15/2043		230	212
4.350%, 01/08/2027 (A)		320	316
4.125%, 01/15/2025		300	295
3.850%, 07/18/2027 (A)		1,170	1,112
3.750%, 06/14/2028 (A)	EUR	200	248
3.375%, 07/30/2025		1,390	1,691
Indonesia Treasury Bond
7.000%, 05/15/2027	IDR	121,764,000	7,926
Iraq International Bond
6.752%, 03/09/2023		$260	247

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Ivory Coast Government International Bond
6.625%, 03/22/2048 (A)	EUR	420	$404
6.375%, 03/03/2028		$210	189
5.250%, 03/22/2030	EUR	390	392
Jamaica Government International Bond
6.750%, 04/28/2028		$800	853
Kazakhstan Government International Bond MTN
5.125%, 07/21/2025		1,300	1,374
Kenya Government International Bond
8.250%, 02/28/2048 (A)		260	221
6.875%, 06/24/2024		1,100	1,033
Kuwait International Government Bond
3.500%, 03/20/2027 (A)		1,360	1,352
Lebanon Government International Bond
6.850%, 03/23/2027		40	32
6.650%, 11/03/2028		37	28
6.600%, 11/27/2026		70	55
6.000%, 01/27/2023		20	17
Macedonia Government International Bond
5.625%, 07/26/2023 (A)	EUR	700	892
2.750%, 01/18/2025 (A)		790	879
Mexican Bonos
6.500%, 06/09/2022	MXN	16,290	776
Mexico Government International Bond
4.750%, 03/08/2044		$3,350	3,045
4.600%, 02/10/2048		200	178
3.750%, 01/11/2028		560	524
3.600%, 01/30/2025		1,200	1,145
Mongolia Government International Bond
5.625%, 05/01/2023 (A)		210	198
Nigeria Government International Bond
9.248%, 01/21/2049 (A)		260	252
8.747%, 01/21/2031 (A)		240	233
7.875%, 02/16/2032		810	734
7.696%, 02/23/2038 (A)		1,280	1,116
7.625%, 11/28/2047 (A)		1,290	1,084
7.143%, 02/23/2030 (A)		420	371
6.750%, 01/28/2021		207	209
6.500%, 11/28/2027 (A)		360	318
6.375%, 07/12/2023		200	192
5.625%, 06/27/2022		190	184
Oman Government International Bond
6.750%, 01/17/2048 (A)		2,380	1,964
5.625%, 01/17/2028 (A)		560	493
Pakistan Government International Bond
8.250%, 04/15/2024		210	211
8.250%, 09/30/2025		370	371
6.875%, 12/05/2027 (A)		1,410	1,277
Panama Government International Bond
4.500%, 04/16/2050		290	278

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Papua New Guinea Government International Bond
8.375%, 10/04/2028 (A)		$290	$292
Paraguay Government International Bond
6.100%, 08/11/2044		350	361
5.600%, 03/13/2048 (A)		560	550
5.000%, 04/15/2026 (A)		440	444
4.700%, 03/27/2027 (A)		570	563
4.625%, 01/25/2023		550	551
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026 (A)		530	526
4.400%, 03/01/2028 (A)		3,160	3,084
4.150%, 03/29/2027 (A)		1,090	1,047
Province of Santa Fe
7.000%, 03/23/2023 (A)		300	254
Provincia de Buenos Aires
54.893%, 05/31/2022		2,070	53
9.950%, 06/09/2021		600	564
9.125%, 03/16/2024		310	257
7.875%, 06/15/2027 (A)		400	288
6.500%, 02/15/2023 (A)		2,240	1,803
Provincia de la Rioja
9.750%, 02/24/2025 (A)		270	210
Qatar Government International Bond
5.103%, 04/23/2048 (A)		1,890	1,985
Republic of Azerbaijan International Bond
3.500%, 09/01/2032 (A)		760	633
Republic of South Africa Government Bond
9.000%, 01/31/2040	ZAR	785	50
8.875%, 02/28/2035		3,910	252
8.750%, 01/31/2044		2,130	132
8.250%, 03/31/2032		2,480	155
8.000%, 01/31/2030		1,310	82
7.000%, 02/28/2031		6,370	364
6.500%, 02/28/2041		660	32
6.250%, 03/31/2036		2,220	110
Republic of South Africa Government International Bond
5.875%, 06/22/2030		$220	215
5.650%, 09/27/2047		1,520	1,351
4.850%, 09/27/2027		640	596
4.300%, 10/12/2028		200	178
Republic of Suriname
9.250%, 10/26/2026 (A)		740	712
Romanian Government International Bond
5.125%, 06/15/2048 (A)		600	577
3.875%, 10/29/2035	EUR	570	634
3.375%, 02/08/2038 (A)		330	336
2.875%, 05/26/2028		650	742
2.375%, 04/19/2027 (A)		230	262
Russian Federal Bond - OFZ
7.050%, 01/19/2028	RUB	478,430	6,272

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Russian Foreign Bond - Eurobond
4.750%, 05/27/2026		$3,600	$3,564
Senegal Government International Bond
6.750%, 03/13/2048 (A)		1,070	885
6.250%, 05/23/2033 (A)		1,300	1,118
4.750%, 03/13/2028 (A)	EUR	510	536
South Africa Government International Bond
5.875%, 09/16/2025		$760	769
Sri Lanka Government International Bond
6.850%, 11/03/2025		790	739
6.825%, 07/18/2026 (A)		460	424
6.750%, 04/18/2028 (A)		920	837
6.250%, 10/04/2020		410	398
6.200%, 05/11/2027 (A)		380	334
6.125%, 06/03/2025		200	179
5.875%, 07/25/2022		470	440
5.750%, 01/18/2022 (A)		200	188
5.750%, 04/18/2023 (A)		1,240	1,141
Turkey Government International Bond
7.375%, 02/05/2025		360	371
7.000%, 06/05/2020		220	224
6.875%, 03/17/2036		130	122
6.625%, 02/17/2045		270	244
6.250%, 09/26/2022		1,271	1,278
6.125%, 10/24/2028		1,290	1,201
6.000%, 01/14/2041		410	346
5.750%, 03/22/2024		776	750
5.750%, 05/11/2047		1,550	1,261
5.200%, 02/16/2026	EUR	520	592
4.875%, 10/09/2026		$210	186
4.250%, 04/14/2026		530	457
3.250%, 06/14/2025	EUR	740	770
Ukraine Government International Bond
9.750%, 11/01/2028 (A)		$1,640	1,537
7.750%, 09/01/2023		230	207
7.750%, 09/01/2024		930	817
7.750%, 09/01/2025		870	754
7.750%, 09/01/2026		200	170
7.750%, 09/01/2027		940	794
7.375%, 09/25/2032 (A)		400	317
Uruguay Government International Bond
4.975%, 04/20/2055		170	162
4.375%, 10/27/2027		600	600
Zambia Government International Bond
8.970%, 07/30/2027		200	149
5.375%, 09/20/2022		760	543

Total Sovereign Debt (Cost $160,321) ($ Thousands)			149,092

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 10.3%

Communication Services – 1.0%
Activision Blizzard Inc	3,312	$154
Alphabet Inc, Cl A *	1,310	1,369
Alphabet Inc, Cl C *	1,350	1,398
AT&T Inc	31,801	908
CBS Corp, Cl B	1,447	63
CenturyLink Inc	4,030	61
Charter Communications Inc, Cl A *	775	221
Comcast Corp, Cl A	20,006	681
Discovery Inc, Cl A *	684	17
Discovery Inc, Cl C *	1,539	36
DISH Network Corp, Cl A *	1,135	28
Electronic Arts Inc *	1,331	105
Facebook Inc, Cl A *	10,574	1,386
Interpublic Group of Cos Inc/The	1,552	32
Netflix Inc *	1,920	514
News Corp, Cl A	1,950	22
News Corp, Cl B	450	5
Omnicom Group Inc	945	69
Take-Two Interactive Software Inc, Cl A *	449	46
TripAdvisor Inc *	551	30
Twenty-First Century Fox Inc, Cl A	4,688	226
Twenty-First Century Fox Inc, Cl B	2,141	102
Twitter Inc *	3,000	86
Verizon Communications Inc	18,098	1,018
Viacom Inc, Cl B	1,719	44
Walt Disney Co/The	6,568	720

		9,341

Consumer Discretionary – 1.0%
Advance Auto Parts Inc	341	54
Amazon.com Inc, Cl A *	1,805	2,711
AutoZone Inc *	114	96
Best Buy Co Inc	1,060	56
Booking Holdings Inc *	204	351
BorgWarner Inc	797	28
CarMax Inc *	740	46
Carnival Corp	1,747	86
Cengage Learning Holdings II Inc *(F)	5,114	21
Chipotle Mexican Grill Inc, Cl A *	110	48
Darden Restaurants Inc	503	50
Delphi Automotive PLC *	1,217	75
Dollar General Corp	1,196	129
Dollar Tree Inc *	1,093	99
DR Horton Inc	1,607	56
eBay Inc *	4,001	112
Expedia Group Inc	498	56
Foot Locker Inc, Cl A	455	24
Ford Motor Co	17,005	130
Gap Inc/The	932	24
Garmin Ltd	443	28
General Motors Co	5,658	189

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Genuine Parts Co	608	$58
Goodyear Tire & Rubber Co/The	1,197	24
H&R Block Inc	1,034	26
Hanesbrands Inc	1,818	23
Harley-Davidson Inc, Cl A	659	23
Hasbro Inc	462	38
Hilton Worldwide Holdings Inc	1,348	97
Home Depot Inc/The	4,965	853
Kohl’s Corp	759	50
L Brands Inc	995	26
Leggett & Platt Inc	640	23
Lennar Corp, Cl A	1,139	45
LKQ Corp *	1,501	36
Lowe’s Cos Inc	3,594	332
Macy’s Inc	1,471	44
Marriott International Inc/MD, Cl A	1,282	139
Mattel Inc *	1,637	16
McDonald’s Corp	3,391	602
MGM Resorts International	2,083	51
Michael Kors Holdings Ltd *	608	23
Mohawk Industries Inc *	303	35
Newell Brands Inc, Cl B	1,757	33
NIKE Inc, Cl B	5,614	416
Nordstrom Inc	555	26
Norwegian Cruise Line Holdings Ltd *	900	38
O’Reilly Automotive Inc *	360	124
PulteGroup Inc	1,166	30
PVH Corp	313	29
Ralph Lauren Corp, Cl A	275	28
Ross Stores Inc	1,633	136
Royal Caribbean Cruises Ltd	735	72
Starbucks Corp	5,469	352
Tapestry Inc	1,201	41
Target Corp, Cl A	2,368	157
Tiffany & Co	459	37
TJX Cos Inc/The	5,598	250
Tractor Supply Co	511	43
Ulta Beauty Inc *	241	59
Under Armour Inc, Cl A *	922	16
Under Armour Inc, Cl C *	920	15
VF Corp	1,477	105
Whirlpool Corp	223	24
Wynn Resorts Ltd	386	38
Yum! Brands Inc	1,395	128

		9,230

Consumer Staples – 0.8%
Altria Group Inc	8,345	412
Archer-Daniels-Midland Co	2,551	105
Brown-Forman Corp, Cl B	747	36
Campbell Soup Co	957	32
Church & Dwight Co Inc	1,020	67

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Clorox Co/The	583	$90
Coca-Cola Co	16,925	801
Colgate-Palmolive Co	3,821	227
Conagra Brands Inc	2,134	46
Constellation Brands Inc, Cl A	744	120
Costco Wholesale Corp	1,919	391
Coty Inc, Cl A	2,351	15
Estee Lauder Cos Inc/The, Cl A	947	123
General Mills Inc	2,600	101
Hershey Co	580	62
Hormel Foods Corp	1,115	48
JM Smucker Co/The	524	49
Kellogg Co	1,147	65
Kimberly-Clark Corp	1,547	176
Kraft Heinz Co/The	2,793	120
Kroger Co	3,564	98
Lamb Weston Holdings Inc	600	44
McCormick & Co Inc/MD	548	76
Molson Coors Brewing Co, Cl B	772	43
Mondelez International Inc, Cl A	6,468	259
Monster Beverage Corp *	1,765	87
PepsiCo Inc	6,186	684
Philip Morris International Inc	6,856	458
Procter & Gamble Co	10,901	1,002
Sysco Corp, Cl A	2,080	130
Tyson Foods Inc, Cl A	1,347	72
Walgreens Boots Alliance Inc	3,534	242
Walmart Inc	6,274	584

		6,865

Energy – 0.6%
Anadarko Petroleum Corp, Cl A	2,276	100
Apache Corp	1,761	46
Baker Hughes a GE Co, Cl A	1,988	43
Breitburn Energy Partners, LP (F)	1,157	405
Cabot Oil & Gas Corp	1,880	42
Chevron Corp	8,453	920
Cimarex Energy Co	475	29
Concho Resources Inc *	834	86
ConocoPhillips	5,112	319
Devon Energy Corp	2,058	46
Diamondback Energy Inc, Cl A	700	65
EOG Resources Inc	2,588	226
Exxon Mobil Corp	18,561	1,266
Halliburton Co	3,798	101
Helmerich & Payne Inc	533	25
Hess Corp	1,133	46
HollyFrontier Corp	665	34
Kinder Morgan Inc/DE	8,384	129
Marathon Oil Corp	3,620	52
Marathon Petroleum Corp	3,028	179
National Oilwell Varco Inc, Cl A	1,759	45

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Newfield Exploration Co *	1,012	$15
Noble Energy Inc	2,020	38
Occidental Petroleum Corp	3,418	210
ONEOK Inc	1,772	95
Phillips 66	1,884	162
Pioneer Natural Resources Co	752	99
Schlumberger Ltd, Cl A	6,050	218
TechnipFMC PLC	1,998	39
Titan Energy *	12,743	4
Valero Energy Corp	1,928	144
Williams Cos Inc/The	5,368	118

		5,346

Financials – 1.4%
Affiliated Managers Group Inc	225	22
Aflac Inc	3,450	157
Allstate Corp	1,572	130
American Express Co	3,073	293
American International Group Inc	3,991	157
Ameriprise Financial Inc	630	66
Aon PLC	1,097	159
Arthur J Gallagher & Co	758	56
Aspect *(F)	57	—
Assurant Inc	273	24
Bank of America Corp	40,118	988
Bank of New York Mellon Corp/The	4,076	192
BB&T Corp	3,483	151
Berkshire Hathaway Inc, Cl B *	8,549	1,745
BlackRock Inc	536	211
Brighthouse Financial Inc *	401	12
Capital One Financial Corp	2,143	162
CBOE Global Markets Inc	463	45
Charles Schwab Corp/The	5,225	217
Chubb Ltd	2,011	260
Cincinnati Financial Corp	614	47
Citigroup Inc	10,734	559
Citizens Financial Group Inc	2,010	60
CME Group Inc	1,573	296
Comerica Inc	802	55
Discover Financial Services	1,504	89
E*TRADE Financial Corp	1,226	54
Everest Re Group Ltd	166	36
Fifth Third Bancorp	2,922	69
First Republic Bank/CA	700	61
Franklin Resources Inc	1,488	44
Goldman Sachs Group Inc/The	1,544	258
Hartford Financial Services Group Inc/The	1,654	73
Huntington Bancshares Inc/OH	4,948	59
Intercontinental Exchange Inc	2,571	194
Invesco Ltd	1,887	32
Jefferies Financial Group Inc	1,216	21
JPMorgan Chase & Co	14,617	1,427

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KeyCorp	4,537	$67
Lincoln National Corp	1,009	52
Loews Corp	1,076	49
M&T Bank Corp	637	91
Marsh & McLennan Cos Inc	2,250	179
MetLife Inc	4,437	182
Moody’s Corp	735	103
Morgan Stanley	5,871	233
MSCI Inc, Cl A	400	59
Nasdaq Inc, Cl A	569	46
Northern Trust Corp	1,010	84
People’s United Financial Inc	1,719	25
PNC Financial Services Group Inc/The	2,059	241
Principal Financial Group Inc, Cl A	1,213	54
Progressive Corp	2,517	152
Prudential Financial Inc	1,865	152
Raymond James Financial Inc	535	40
Regions Financial Corp	4,864	65
S&P Global Inc	1,119	190
State Street Corp	1,634	103
SunTrust Banks Inc	2,054	104
SVB Financial Group, Cl B *	224	43
Synchrony Financial	3,088	72
T Rowe Price Group Inc	1,036	96
Torchmark Corp, Cl A	429	32
Travelers Cos Inc/The	1,204	144
Unum Group	910	27
US Bancorp	6,765	309
Wells Fargo & Co	18,622	858
Willis Towers Watson PLC	574	87
Zions Bancorp NA	884	36

		12,456

Health Care – 1.6%
Abbott Laboratories	7,732	559
AbbVie Inc	6,691	617
ABIOMED Inc *	177	58
Agilent Technologies Inc	1,449	98
Alexion Pharmaceuticals Inc *	942	92
Align Technology Inc *	311	65
Allergan PLC	1,414	189
AmerisourceBergen Corp, Cl A	741	55
Amgen Inc, Cl A	2,801	545
Anthem Inc	1,140	299
Baxter International Inc	2,180	144
Becton Dickinson and Co	1,195	269
Biogen Inc *	875	263
Boston Scientific Corp *	6,136	217
Bristol-Myers Squibb Co	7,198	374
Cardinal Health Inc	1,437	64
Celgene Corp, Cl A *	3,158	202
Centene Corp *	903	104

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cerner Corp *	1,455	$76
Cigna Corp	1,695	322
Cooper Cos Inc/The, Cl A	204	52
CVS Health Corp	5,670	372
Danaher Corp, Cl A	2,719	280
DaVita Inc *	612	32
DENTSPLY SIRONA Inc	1,112	41
Edwards Lifesciences Corp, Cl A *	927	142
Eli Lilly & Co	4,171	483
Gilead Sciences Inc	5,685	356
HCA Healthcare Inc	1,196	149
Henry Schein Inc *	634	50
Hologic Inc *	1,116	46
Humana Inc	601	172
IDEXX Laboratories Inc *	398	74
Illumina Inc *	660	198
Incyte Corp *	814	52
Intuitive Surgical Inc *	497	238
IQVIA Holdings Inc *	701	82
Johnson & Johnson	11,764	1,518
Laboratory Corp of America Holdings *	466	59
McKesson Corp	886	98
Medtronic PLC	5,976	544
Merck & Co Inc	11,430	873
Mettler-Toledo International Inc *	117	66
Mylan NV *	2,195	60
Nektar Therapeutics, Cl A *	763	25
PerkinElmer Inc	524	41
Perrigo Co PLC	599	23
Pfizer Inc	25,408	1,109
Quest Diagnostics Inc	623	52
Regeneron Pharmaceuticals Inc *	348	130
ResMed Inc	583	66
Stryker Corp	1,332	209
Thermo Fisher Scientific Inc	1,772	397
UnitedHealth Group Inc	4,216	1,050
Universal Health Services Inc, Cl B	355	41
Varian Medical Systems Inc *	372	42
Vertex Pharmaceuticals Inc *	1,112	184
Waters Corp *	363	69
WellCare Health Plans Inc *	200	47
Zimmer Biomet Holdings Inc	850	88
Zoetis Inc, Cl A	2,150	184

		14,406

Industrials – 0.9%
3M Co	2,561	488
Alaska Air Group Inc	494	30
Allegion PLC	415	33
American Airlines Group Inc	1,751	56
AMETEK Inc	1,047	71
AO Smith Corp	649	28

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Arconic Inc	1,864	$31
Boeing Co/The	2,339	754
Caterpillar Inc, Cl A	2,638	335
CH Robinson Worldwide Inc	578	49
Cintas Corp	387	65
Copart Inc *	900	43
CSX Corp	3,615	225
Cummins Inc	676	90
Deere & Co	1,392	208
Delta Air Lines Inc, Cl A	2,709	135
Dover Corp	613	43
Eaton Corp PLC	1,933	133
Emerson Electric Co	2,838	170
Equifax Inc	477	44
Expeditors International of Washington Inc	721	49
Fastenal Co, Cl A	1,298	68
FedEx Corp	1,055	170
Flowserve Corp	514	20
Fluor Corp	675	22
Fortive Corp	1,352	91
Fortune Brands Home & Security Inc	568	22
General Dynamics Corp	1,231	193
General Electric Co	38,021	288
Harris Corp	552	74
Honeywell International Inc	3,295	435
Huntington Ingalls Industries Inc, Cl A	200	38
IHS Markit Ltd *	1,507	72
Illinois Tool Works Inc	1,354	172
Ingersoll-Rand PLC	1,060	97
Jacobs Engineering Group Inc	586	34
JB Hunt Transport Services Inc	319	30
Johnson Controls International plc	4,033	120
Kansas City Southern	457	44
L3 Technologies Inc	353	61
Lockheed Martin Corp	1,092	286
Masco Corp	1,423	42
Nielsen Holdings PLC	1,634	38
Norfolk Southern Corp	1,197	179
Northrop Grumman Corp	758	186
PACCAR Inc	1,512	86
Parker-Hannifin Corp, Cl A	572	85
Pentair PLC	804	30
Quanta Services Inc	739	22
Raytheon Co	1,281	196
Republic Services Inc	1,034	75
Robert Half International Inc	536	31
Rockwell Automation Inc	539	81
Rollins Inc	630	23
Roper Technologies Inc	463	123
Snap-on Inc	234	34
Southwest Airlines Co, Cl A	2,206	102
Stanley Black & Decker Inc	674	81

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Textron Inc	1,087	$50
TransDigm Group Inc *	216	73
Union Pacific Corp	3,276	453
United Continental Holdings Inc *	1,025	86
United Parcel Service Inc, Cl B	3,045	297
United Rentals Inc *	381	39
United Technologies Corp	3,572	380
Verisk Analytics Inc, Cl A *	748	82
Waste Management Inc	1,793	160
WW Grainger Inc	201	57
Xylem Inc/NY	838	56

		8,564

Information Technology – 2.1%
Accenture PLC, Cl A	2,815	397
Adobe Inc *	2,173	492
Advanced Micro Devices Inc *	3,671	68
Akamai Technologies Inc *	751	46
Alliance Data Systems Corp	231	35
Amphenol Corp, Cl A	1,293	105
Analog Devices Inc	1,630	140
ANSYS Inc *	354	51
Apple Inc	19,815	3,126
Applied Materials Inc	4,229	138
Arista Networks Inc *	200	42
Autodesk Inc, Cl A *	926	119
Automatic Data Processing Inc	1,903	249
Broadcom Inc	1,817	462
Broadridge Financial Solutions Inc	544	52
Cadence Design Systems Inc *	1,180	51
Cisco Systems Inc	19,762	856
Citrix Systems Inc	526	54
Cognizant Technology Solutions Corp, Cl A	2,604	165
Corning Inc, Cl B	3,652	110
DXC Technology Co	1,305	69
F5 Networks Inc, Cl A *	278	45
Fidelity National Information Services Inc,
Cl B	1,461	150
Fiserv Inc, Cl A *	1,807	133
FleetCor Technologies Inc *	400	74
FLIR Systems Inc	681	30
Fortinet Inc *	600	42
Gartner Inc *	416	53
Global Payments Inc	734	76
Hewlett Packard Enterprise Co	6,694	88
HP Inc	6,827	140
Intel Corp	20,192	948
International Business Machines Corp	3,984	453
Intuit Inc	1,156	227
IPG Photonics Corp *	180	20
Jack Henry & Associates Inc	300	38
Juniper Networks Inc	1,505	40

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Keysight Technologies Inc *	800	$50
KLA-Tencor Corp	711	64
Lam Research Corp	672	91
Mastercard Inc, Cl A	3,992	753
Maxim Integrated Products Inc	1,200	61
Microchip Technology Inc	1,069	77
Micron Technology Inc *	5,034	160
Microsoft Corp	33,972	3,450
Motorola Solutions Inc	672	77
NetApp Inc	1,101	66
NVIDIA Corp	2,682	358
Oracle Corp, Cl B	11,224	507
Paychex Inc	1,437	94
PayPal Holdings Inc *	5,179	435
Qlik *(F)	3,600	–
Qlik, Cl A *(F)	56	57
Qlik, Cl B *(F)	13,812	–
Qorvo Inc *	515	31
QUALCOMM Inc	5,297	301
Red Hat Inc *	778	137
salesforce.com Inc *	3,363	461
Seagate Technology PLC	1,080	42
Skyworks Solutions Inc	846	57
Symantec Corp, Cl A	2,893	55
Synopsys Inc *	615	52
TE Connectivity Ltd	1,541	116
Texas Instruments Inc	4,283	405
Total System Services Inc	696	57
VeriSign Inc *	443	66
Visa Inc, Cl A	7,724	1,019
Western Digital Corp	1,350	50
Western Union Co/The	1,834	31
Xerox Corp	1,042	21
Xilinx Inc	1,080	92

		18,677

Materials – 0.3%
Air Products & Chemicals Inc	952	152
Albemarle Corp	448	35
Avery Dennison Corp	356	32
Ball Corp	1,471	68
Celanese Corp, Cl A	588	53
CF Industries Holdings Inc	935	41
DowDuPont Inc	10,083	539
Eastman Chemical Co	653	48
Ecolab Inc	1,150	169
FMC Corp	544	40
Freeport-McMoRan Inc, Cl B	6,259	65
International Flavors & Fragrances Inc	445	60
International Paper Co	1,891	76
Linde PLC	2,400	374
LyondellBasell Industries NV, Cl A	1,423	118

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Martin Marietta Materials Inc, Cl A	303	$52
Mosaic Co/The	1,663	49
Newmont Mining Corp	2,239	78
Nucor Corp	1,430	74
Packaging Corp of America	383	32
PPG Industries Inc	1,075	110
Sealed Air Corp	789	27
Sherwin-Williams Co/The, Cl A	364	143
Vulcan Materials Co	596	59
Westrock Co	1,156	44

		2,538

Real Estate – 0.3%
Alexandria Real Estate Equities Inc ‡	455	52
American Tower Corp, Cl A ‡	1,926	305
Apartment Investment & Management Co, Cl A ‡	754	33
AvalonBay Communities Inc ‡	606	105
Boston Properties Inc ‡	701	79
CBRE Group Inc, Cl A *	1,258	50
Crown Castle International Corp ‡	1,814	197
Digital Realty Trust Inc, Cl A ‡	880	94
Duke Realty Corp ‡	1,455	38
Equinix Inc ‡	345	122
Equity Residential ‡	1,583	104
Essex Property Trust Inc ‡	277	68
Extra Space Storage Inc ‡	517	47
Federal Realty Investment Trust ‡	325	38
HCP Inc ‡	1,942	54
Host Hotels & Resorts Inc ‡	3,427	57
Iron Mountain Inc ‡	1,253	41
Kimco Realty Corp ‡	2,124	31
Macerich Co/The ‡	418	18
Mid-America Apartment Communities Inc ‡	457	44
Prologis Inc ‡	2,742	161
Public Storage ‡	648	131
Realty Income Corp ‡	1,297	82
Regency Centers Corp ‡	713	42
SBA Communications Corp, Cl A *‡	486	79
Simon Property Group Inc ‡	1,380	232
SL Green Realty Corp ‡	411	32
UDR Inc ‡	1,101	44
Ventas Inc ‡	1,615	95
Vornado Realty Trust ‡	717	44
Welltower Inc ‡	1,599	111
Weyerhaeuser Co ‡	3,478	76

		2,706

Utilities – 0.3%
AES Corp/VA	3,142	45
Alliant Energy Corp	942	40
Ameren Corp	993	65

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Electric Power Co Inc	2,138	$160
American Water Works Co Inc	815	74
CenterPoint Energy Inc	2,203	62
CMS Energy Corp	1,278	63
Consolidated Edison Inc	1,401	107
Dominion Energy Inc	2,848	204
DTE Energy Co	814	90
Duke Energy Corp	3,069	265
Edison International	1,395	79
Entergy Corp	832	72
Evergy Inc	1,200	68
Eversource Energy	1,437	93
Exelon Corp	4,206	190
FirstEnergy Corp	2,047	77
NextEra Energy Inc	2,101	365
NiSource Inc	1,591	40
NRG Energy Inc	1,306	52
PG&E Corp *	2,346	56
Pinnacle West Capital Corp	451	38
PPL Corp	3,145	89
Public Service Enterprise Group Inc	2,163	113
SCANA Corp	713	34
Sempra Energy	1,158	125
Southern Co/The	4,411	194
WEC Energy Group Inc	1,451	100
Xcel Energy Inc	2,326	115

		3,075

Total Common Stock
(Cost $75,501) ($ Thousands)		93,204

	Face Amount (Thousands)

ASSET-BACKED SECURITIES – 9.0%

Other Asset-Backed Securities – 9.0%
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
3.606%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (A)	$1,197	1,203
ACE Securities Home Equity Loan Trust, Ser 2004-HE3, Cl M1
3.436%, VAR ICE LIBOR USD 1 Month+0.930%, 11/25/2034	850	844
ACIS CLO, Ser 2014-4A, Cl A
3.961%, VAR ICE LIBOR USD 3 Month+1.420%, 05/01/2026 (A)	500	500
Aegis Asset Backed Securities Trust, Ser 2005-5, Cl M1
2.936%, VAR ICE LIBOR USD 1 Month+0.430%, 12/25/2035	990	957
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	1,660	1,635

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ares XXV CLO, Ser 2013-3A, Cl SUB
0.000%, 01/17/2024 (A)(G)	$750	$1
Ares XXXIII CLO, Ser 2016-1A, Cl A1R
4.101%, VAR ICE LIBOR USD 3 Month+1.350%, 12/05/2025 (A)	1,700	1,699
Atlas Senior Loan Fund III, Ser 2017-1A, Cl AR
3.470%, VAR ICE LIBOR USD 3 Month+0.830%, 11/17/2027 (A)	1,000	987
Avery Point VI CLO, Ser 2018-6A, Cl DR
5.532%, VAR ICE LIBOR USD 3 Month+2.950%, 08/05/2027 (A)	860	811
BCAP Trust, Ser 2006-AA2, Cl A1
2.676%, VAR ICE LIBOR USD 1 Month+0.170%, 01/25/2037	619	577
BlueMountain CLO, Ser 2018-1A, Cl CR
4.319%, VAR ICE LIBOR USD 3 Month+1.850%, 04/20/2027 (A)	700	664
BlueMountain CLO, Ser 2018-2A, Cl ER
7.645%, VAR ICE LIBOR USD 3 Month+5.200%, 07/18/2027 (A)	1,000	904
BX Trust, Ser 2018-GWMZ, Cl MC
7.943%, VAR LIBOR USD 1 Month+5.488%, 05/15/2037 (A)	1,100	1,068
Carlyle US CLO, Ser 2017-1A, Cl A1B
3.699%, VAR ICE LIBOR USD 3 Month+1.230%, 04/20/2031 (A)	650	647
Catskill Park CLO, Ser 2017-1A, Cl D
8.469%, VAR ICE LIBOR USD 3 Month+6.000%, 04/20/2029 (A)	700	649
Cent CLO 24, Ser 2018-24A, Cl CR
5.586%, VAR ICE LIBOR USD 3 Month+3.150%, 10/15/2026 (A)	520	493
Copper River CLO, Ser 2007-1A, Cl INC
0.000%, 01/20/2021 (A)(G)	3,000	300
Crown Point CLO III, Ser 2017-3A, Cl A1BR
3.346%, VAR ICE LIBOR USD 3 Month+0.910%, 12/31/2027 (A)	2,000	1,987
CWABS Revolving Home Equity Loan Trust,Ser 2004-B, Cl 1A
2.675%, VAR ICE LIBOR USD 1 Month+0.220%, 02/15/2029	808	790
DB Master Finance, Ser 2015-1A, Cl A2II
3.980%, 02/20/2045 (A)	1,011	1,025
Dryden 57 CLO, Ser 2018-57A, Cl B
3.964%, VAR ICE LIBOR USD 3 Month+1.350%, 05/15/2031 (A)	1,250	1,195
Dryden 57 CLO, Ser 2018-57A, Cl C
4.314%, VAR ICE LIBOR USD 3 Month+1.700%, 05/15/2031 (A)	1,250	1,182

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
ECMC Group Student Loan Trust, Ser 2016-1A,Cl A
3.856%, VAR ICE LIBOR USD 1 Month+1.350%, 07/26/2066 (A)	$855	$867
ECMC Group Student Loan Trust, Ser 2018-1A,Cl A
3.256%, VAR ICE LIBOR USD 1 Month+0.750%, 02/27/2068 (A)	3,712	3,665
EFS Volunteer No. 2, Ser 2012-1, Cl A2
3.856%, VAR ICE LIBOR USD 1 Month+1.350%, 03/25/2036 (A)	1,300	1,324
EFS Volunteer No. 3, Ser 2012-1, Cl A3
3.506%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (A)	800	804
Flagship VII, Ser 2017-7A, Cl A1R
3.589%, VAR ICE LIBOR USD 3 Month+1.120%, 01/20/2026 (A)	497	497
Flagship VII, Ser 2017-7A, Cl CR
4.819%, VAR ICE LIBOR USD 3 Month+2.350%, 01/20/2026 (A)	1,500	1,478
Gilbert Park CLO, Ser 2017-1A, Cl E
8.836%, VAR ICE LIBOR USD 3 Month+6.400%, 10/15/2030 (A)	750	711
Great Lakes CLO, Ser 2012-1A, Cl SUB
0.000%, 01/15/2023 (A)(G)	1,000	–
Halcyon Loan Advisors Funding, Ser 2012-1A, Cl B
5.616%, VAR ICE LIBOR USD 3 Month+3.000%, 08/15/2023 (A)	500	499
Halcyon Loan Advisors Funding, Ser 2012-2A, Cl C
5.642%, VAR ICE LIBOR USD 3 Month+2.850%, 12/20/2024 (A)	435	434
Halcyon Loan Advisors Funding, Ser 2013-1A, Cl A1
3.586%, VAR ICE LIBOR USD 3 Month+1.150%, 04/15/2025 (A)	154	153
Hertz Vehicle Financing II, Ser 2016-2A, Cl C
4.990%, 03/25/2022 (A)	3,000	3,042
Hilton USA Trust, Ser 2016-SFP, Cl F
6.155%, 11/05/2035 (A)	1,420	1,435
Jackson Mill CLO, Ser 2018-1A, Cl DR
5.236%, VAR ICE LIBOR USD 3 Month+2.800%, 04/15/2027 (A)	750	701
Jamestown CLO X, Ser 2017-10A, Cl A1
3.699%, VAR ICE LIBOR USD 3 Month+1.250%, 07/17/2029 (A)	750	745
KKR CLO, Ser 2018-21, Cl A
3.436%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	500	488

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
LCM XXII, Ser 2018-22A, Cl DR
8.002%, VAR ICE LIBOR USD 3 Month+5.500%, 10/20/2028 (A)	$600	$559
Lone Star Portfolio Trust, Ser 2015-LSP, Cl F
9.605%, VAR LIBOR USD 1 Month+7.150%, 09/15/2028 (A)	768	770
Madison Park Funding XXIV, Ser 2016-24A, Cl D
6.319%, VAR ICE LIBOR USD 3 Month+3.850%, 01/20/2028 (A)	650	649
Marathon CLO II, Ser 2005-2A, Cl INC
0.000%, 12/20/2019 (A)(F)(G)	750	–
Marathon CLO V, Ser 2017-5A, Cl A1R
3.516%, VAR ICE LIBOR USD 3 Month+0.870%, 11/21/2027 (A)	1,200	1,194
Marathon CLO V, Ser 2017-5A, Cl A2R
4.096%, VAR ICE LIBOR USD 3 Month+1.450%, 11/21/2027 (A)	1,000	977
Mariner CLO, Ser 2017-4A, Cl A
3.718%, VAR ICE LIBOR USD 3 Month+1.210%, 10/26/2029 (A)	2,650	2,632
MidOcean Credit CLO I, Ser 2018-1A, Cl A2RR
3.736%, VAR ICE LIBOR USD 3 Month+1.300%, 01/15/2024 (A)	1,000	969
MidOcean Credit CLO VII, Ser 2017-7A, Cl B
4.336%, VAR ICE LIBOR USD 3 Month+1.900%, 07/15/2029 (A)	750	737
Montana Higher Education Student Assistance, Ser 2012-1, Cl A3
3.520%, VAR ICE LIBOR USD 1 Month+1.050%, 07/20/2043	700	701
Motel 6 Trust, Ser 2017-MTL6, Cl F
6.705%, VAR LIBOR USD 1 Month+4.250%, 08/15/2034 (A)	1,435	1,435
Nomura Asset Acceptance Alternative Loan Trust, Ser 2003-A1, Cl M
6.558%, 05/25/2033 (H)	807	808
N-Star REL CDO VIII, Ser 2006-8A, Cl A2
2.880%, VAR LIBOR USD 1 Month+0.360%, 02/01/2041 (A)	669	667
OCP CLO, Ser 2017-13A, Cl A1A
3.696%, VAR ICE LIBOR USD 3 Month+1.260%, 07/15/2030 (A)	1,700	1,689
Octagon Investment Partners XIX, Ser 2017-1A, Cl AR
3.536%, VAR ICE LIBOR USD 3 Month+1.100%, 04/15/2026 (A)	654	654
OZLM VII, Ser 2018-7RA, Cl CR
5.449%, VAR ICE LIBOR USD 3 Month+3.000%, 07/17/2029 (A)	900	841

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
OZLM XI, Ser 2017-11A, Cl BR
4.820%, VAR ICE LIBOR USD 3 Month+2.300%, 10/30/2030 (A)	$600	$580
OZLM XII, Ser 2015-12A, Cl D
7.920%, VAR ICE LIBOR USD 3 Month+ 5.400%, 04/30/2027 (A)	700	643
Panhandle-Plains Higher Education Authority, Ser 2011-1, Cl A2
3.747%, VAR ICE LIBOR USD 3 Month+0.950%, 07/01/2024	275	275
Recette CLO, Ser 2017-1A, Cl AR
3.389%, VAR ICE LIBOR USD 3 Month+0.920%, 10/20/2027 (A)	2,600	2,585
Recette CLO, Ser 2017-1A, Cl BR
3.769%, VAR ICE LIBOR USD 3 Month+1.300%, 10/20/2027 (A)	1,000	968
Scholar Funding Trust, Ser 2011-A, Cl A
3.409%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (A)	1,162	1,165
Scholar Funding Trust, Ser 2012-B, Cl A2
3.606%, VAR ICE LIBOR USD 1 Month+1.100%, 03/28/2046 (A)	1,309	1,309
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl M
4.750%, 08/25/2057 (A)(H)	1,125	1,091
Shackleton VIII CLO, Ser 2017-8A, Cl A2R
3.389%, VAR ICE LIBOR USD 3 Month+0.920%, 10/20/2027 (A)	4,500	4,455
Shops at Crystals Trust, Ser 2106-CSTL, Cl D
3.731%, 07/05/2036 (A)(H)	1,765	1,544
Sound Point CLO III, Ser 2018-2RA, Cl A1
3.386%, VAR ICE LIBOR USD 3 Month+0.950%, 04/15/2029 (A)	2,100	2,072
Sound Point CLO XV, Ser 2017-1A, Cl A
3.867%, VAR ICE LIBOR USD 3 Month+1.390%, 01/23/2029 (A)	2,050	2,048
Stonemont Portfolio Trust, Ser 2017-MONT, Cl F
6.070%, VAR LIBOR USD 1 Month+3.600%, 08/20/2030 (A)	1,960	1,961
Tralee CLO III, Ser 2017-3A, Cl BRR
3.919%, VAR ICE LIBOR USD 3 Month+1.450%, 10/20/2027	2,300	2,237
Trestles CLO, Ser 2017-1A, Cl A1A
3.780%, VAR ICE LIBOR USD 3 Month+1.290%, 07/25/2029 (A)	1,500	1,493
Tryon Park CLO, Ser 2018-1A, Cl A1SR
3.326%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (A)	2,100	2,075
Voya CLO, Ser 2018-2A, Cl ER
7.877%, VAR ICE LIBOR USD 3 Month+5.400%, 07/23/2027 (A)	750	685

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2018-3A, Cl A1A
3.610%, VAR ICE LIBOR USD 3 Month+1.150%, 10/15/2031 (A)	$750	$744
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
2.646%, VAR ICE LIBOR USD 1 Month+0.140%, 07/25/2037 (A)	493	470
West CLO, Ser 2017-1A, Cl A1R
3.365%, VAR ICE LIBOR USD 3 Month+0.920%, 07/18/2026 (A)	1,088	1,085
Whitehorse XII, Ser 2018-12A, Cl D
0.075%, VAR ICE LIBOR USD 3 Month+3.650%, 10/15/2031 (A)	250	236

Total Asset-Backed Securities
(Cost $88,527) ($ Thousands)		81,964

MORTGAGE-BACKED SECURITIES — 6.8%

Agency Mortgage-Backed Obligations — 1.6%
FHLMC CMO, Ser 2014-4320, Cl SD, IO
3.645%, VAR LIBOR USD 1 Month+6.100%, 07/15/2039	585	81
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
6.656%, VAR ICE LIBOR USD 1 Month+4.150%, 01/25/2025	348	370
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M3
7.306%, VAR ICE LIBOR USD 1 Month+4.800%, 05/25/2028	610	694
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M3
7.506%, VAR ICE LIBOR USD 1 Month+5.000%, 12/25/2028	250	281
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M3
6.306%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2029	300	324
FNMA CMO, Ser 2012-115, Cl DS, IO
3.594%, VAR LIBOR USD 1 Month+6.100%, 10/25/2042	778	136
FNMA CMO, Ser 2015-30, Cl SJ, IO
3.094%, VAR LIBOR USD 1 Month+5.600%, 05/25/2045	993	129
FNMA CMO, Ser 2016-69, Cl BS, IO
3.594%, VAR LIBOR USD 1 Month+6.100%, 10/25/2046	1,410	177
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
6.756%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	180	199

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M2
5.506%, VAR ICE LIBOR USD 1 Month+3.000%, 10/25/2029	$1,620	$1,676
FNMA Connecticut Avenue Securities, Ser 2017-C05, Cl 1M2
4.706%, VAR ICE LIBOR USD 1 Month+2.200%, 01/25/2030	1,275	1,278
FNMA Connecticut Avenue Securities, Ser 2017-C06, Cl 1M2
5.156%, VAR ICE LIBOR USD 1 Month+2.650%, 02/25/2030	939	953
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1M2C
4.656%, VAR ICE LIBOR USD 1 Month+2.150%, 10/25/2030	2,470	2,372
FNMA Connecticut Avenue Securities, Ser 2018-C06, Cl 1M2
4.506%, VAR ICE LIBOR USD 1 Month+2.000%, 03/25/2031	2,750	2,642
GNMA CMO, Ser 2010-9, Cl XD, IO
4.145%, VAR LIBOR USD 1 Month+6.600%, 01/16/2040	3,121	509
GNMA CMO, Ser 2013-124, Cl CS, IO
3.580%, VAR LIBOR USD 1 Month+6.050%, 08/20/2043	333	50
GNMA CMO, Ser 2014-117, Cl SJ, IO
3.130%, VAR LIBOR USD 1 Month+5.600%, 08/20/2044	954	113
GNMA CMO, Ser 2014-158, Cl SA, IO
3.145%, VAR LIBOR USD 1 Month+5.600%, 10/16/2044	446	57
GNMA CMO, Ser 2015-110, Cl MS, IO
3.240%, VAR LIBOR USD 1 Month+5.710%, 08/20/2045	544	65
GNMA CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	4,661	788
GNMA CMO, Ser 2015-126, Cl IQ, IO
4.000%, 09/20/2045	1,079	184
GNMA CMO, Ser 2015-126, Cl IM, IO
4.000%, 09/20/2045	1,079	184
GNMA CMO, Ser 2015-168, Cl IP, IO
4.000%, 11/20/2045	1,952	235
GNMA CMO, Ser 2015-57, Cl AS, IO
3.130%, VAR LIBOR USD 1 Month+5.600%, 04/20/2045	3,745	442
GNMA CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	2,616	441

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	$1,446	$219

		14,599

Non-Agency Mortgage-Backed Obligations — 5.2%
Ameriquest Mortgage Securities Asset- Backed Pass-Through Trust, Ser 2005-R7, Cl M2
3.006%, VAR ICE LIBOR USD 1 Month+0.500%, 09/25/2035	1,640	1,642
Bancorp Commercial Mortgage Trust, Ser 2018-CR3, Cl A
3.305%, VAR LIBOR USD 1 Month+0.850%, 01/15/2033 (A)	1,052	1,043
BCAP Trust, Ser 2007-AA2, Cl 2A7
6.000%, 04/25/2037	793	636
BX Commercial Mortgage Trust, Ser 2018- BIOA, Cl E
4.406%, VAR LIBOR USD 1 Month+1.951%, 03/15/2037 (A)	2,000	1,949
BX Trust, Ser 2017-IMC, Cl A
3.505%, VAR LIBOR USD 1 Month+1.050%, 10/15/2032 (A)	910	900
Capmark Military Housing Trust, Ser 2007- AET2, Cl A
6.063%, 10/10/2052 (A)	958	1,023
CGMS Commercial Mortgage Trust, Ser 2017- MDRA, Cl C
3.752%, 07/10/2030 (A)(H)	1,620	1,537
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A3
6.000%, 07/25/2037	1,285	1,023
Citigroup Mortgage Loan Trust, Ser 2005- OPT4, Cl M5
3.126%, VAR ICE LIBOR USD 1 Month+0.620%, 07/25/2035	500	495
CSMC, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (A)	320	286
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
5.756%, VAR ICE LIBOR USD 1 Month+3.250%, 07/25/2029	1,570	1,651
FHLMC Structured Agency Credit Risk Debt
Notes, Ser 2017-DNA3, Cl M2
5.006%, VAR ICE LIBOR USD 1 Month+2.500%, 03/25/2030	2,260	2,260
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
2.666%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	2,032	1,966

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GAHR Commercial Mortgage Trust, Ser 2015- NRF, Cl GFX
3.382%,12/15/2034 (A)(H)	$3,177	$3,088
GE Business Loan Trust, Ser 2007-1, Cl C
2.905%, VAR LIBOR USD 1 Month+0.450%, 04/16/2035 (A)	611	585
GreenPoint Mortgage Funding Trust, Ser 2005-AR1, Cl A2
2.946%, VAR ICE LIBOR USD 1 Month+0.440%, 06/25/2045	501	478
GreenPoint Mortgage Funding Trust, Ser 2006-AR1, Cl A1A
3.086%, VAR ICE LIBOR USD 1 Month+0.580%, 02/25/2036	1,246	1,220
GS Mortgage Securities Trust, Ser 2014-GSFL, Cl D
5.730%, VAR LIBOR USD 1 Month+3.900%, 07/15/2031 (A)	673	673
GS Mortgage Securities Trust, Ser 2017-STAY, Cl E
4.605%, VAR LIBOR USD 1 Month+2.150%, 07/15/2032 (A)	1,000	973
GS Mortgage Securities Trust, Ser 2018-SRP5
5.731%, 09/15/2031	1,970	1,969
HarborView Mortgage Loan Trust, Ser 2006- 10, Cl 2A1B
2.710%, VAR ICE LIBOR USD 1 Month+0.240%, 11/19/2036	3,398	2,894
Impac CMB Trust, Ser 2005-4, Cl 1M1
3.151%, VAR ICE LIBOR USD 1 Month+0.645%, 05/25/2035	1,926	1,815
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A5
2.766%, VAR ICE LIBOR USD 1 Month+0.260%, 06/25/2037	1,400	1,370
Lone Star Portfolio Trust, Ser 2015-LSP, Cl E
8.305%, VAR LIBOR USD 1 Month+5.850%, 09/15/2028 (A)	1,280	1,288
LSTAR Securities Investment, Ser 2017-8, Cl A
4.170%, VAR ICE LIBOR USD 1 Month+1.650%, 11/01/2022 (A)	1,920	1,924
LSTAR Securities Investment, Ser 2017-9, Cl A
3.899%, VAR ICE LIBOR USD 1 Month+1.550%, 12/01/2022 (A)	2,405	2,404
Morgan Stanley Re-REMIC Trust, Ser 2010- R5, Cl 4B
3.720%, 06/26/2036 (A)	528	481
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
1.391%, VAR ICE LIBOR USD 1 Month+0.430%, 03/26/2036 (A)	689	662

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
PFP III, Ser 2017-3, Cl C
4.955%, VAR LIBOR USD 1 Month+2.500%, 01/14/2035 (A)	$1,000	$997
Popular ABS Mortgage Pass-Through Trust, Ser 2005-6, Cl A4
3.838%, 01/25/2036	1,000	994
RALI Series Trust, Ser 2006-QO2, Cl A2
2.776%, VAR ICE LIBOR USD 1 Month+0.270%, 02/25/2046	1,638	667
RALI Series Trust, Ser 2007-QO2, Cl A1
2.656%, VAR ICE LIBOR USD 1 Month+0.150%, 02/25/2047	1,218	728
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 2A1
2.806%, VAR ICE LIBOR USD 1 Month+0.300%, 10/25/2035	587	581
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL4, Cl M1
2.886%, VAR ICE LIBOR USD 1 Month+0.380%, 10/25/2036 (A)	2,490	2,454
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 1A
2.857%, VAR 12 Month Treas Avg+0.700%, 03/25/2047	865	796
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
4.503%, 06/25/2035 (H)	266	271
WFCG Commercial Mortgage Trust, Ser 2015- BXRP, Cl C
4.227%, VAR LIBOR USD 1 Month+1.772%, 11/15/2029 (A)	1,733	1,723

		47,446

Total Mortgage-Backed Securities (Cost $61,587) ($ Thousands)		62,045

LOAN PARTICIPATIONS – 5.8%
Academy Ltd., Term Loan, 1st Lien
6.349%, VAR LIBOR+4.000%, 07/01/2022	744	492
Acosta Inc., Term Loan, 1st Lien
5.705%, 09/26/2019	178	106
Acosta, Dollar Revolving Credit Loan, 1st Lien
5.705%, VAR LIBOR+3.250%, 09/26/2019 (F)	267	159
Acosta, Multicurrency Revolving Credit Loan, 1st Lien
7.500%, 09/26/2019	89	53
5.756%, VAR LIBOR+3.250%, 09/26/2019 (F)	667	396

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Air Medical Group Holdings, Inc., Term Loan B, 1st Lien
5.682%, VAR LIBOR+3.250%, 04/28/2022	$794	$740
Albany Molecular Research, Term Loan, 1st Lien
5.772%, 08/30/2024	744	702
Albertson's LLC, Term B-6 Loan, 1st Lien, Ser 2017-1
5.691%, VAR LIBOR+3.000%, 06/22/2023	744	705
Altice Financing S.A., March 2017 Refinancing Term Loan, 1st Lien
5.220%, VAR LIBOR+2.750%, 07/15/2025	864	815
American Axle & Manufacturing, Inc., Term Loan B, 1st Lien
4.760%, VAR LIBOR+2.250%, 04/06/2024	295	278
4.740%, VAR LIBOR+2.250%, 04/06/2024	200	189
American Builders & Contractors Supply, Term Loan B2, 1st Lien
4.522%, VAR LIBOR+2.000%, 10/31/2023	953	904
American Media, Bridge Loan
10.386%, 01/07/2019	870	855
American Renal Associates, Term Loan, 1st Lien
5.772%, VAR LIBOR+3.250%, 06/21/2024	936	912
Arby's Restaurant Group, Inc., Term Loan B, 1st Lien
5.682%, 02/05/2025	1,191	1,133
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1st Lien
4.470%, VAR LIBOR+2.000%, 01/15/2025	1,841	1,766
Berry Global, Inc. (fka Berry Plastics Corporation), Term Q Loan, 1st Lien
4.387%, VAR LIBOR+2.000%, 10/01/2022	826	806
Boyd Gaming Corporation, Refinancing Term B Loan
4.666%, VAR LIBOR+2.500%, 09/15/2023	497	478
BWAY Holding Company, Term Loan B, 1st Lien
5.658%, VAR LIBOR+3.250%, 04/03/2024	994	932

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Caesars Resort Collection LLC, Term Loan B, 1st Lien
5.272%, VAR LIBOR+2.750%, 12/23/2024	$1,489	$1,427
Camping World, Cov-Lite, Term Loan B, 1st Lien
5.129%, 11/08/2023	899	810
Catalent Pharma Solutions, Term Loan B, 1st Lien
4.772%, 05/20/2024	472	457
CBS Radio Inc., Additional Term B-1 Loan, 1st Lien
5.256%, VAR LIBOR+2.750%, 11/18/2024	730	686
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
5.272%, VAR LIBOR+2.750%, 03/01/2024	924	874
CityCenter Holdings, LLC, Term B Loan, 1st Lien
4.595%, VAR LIBOR+2.250%, 04/18/2024	744	703
Crosby US Acquisition Corp., Initial Term Loan, 1st Lien
5.504%, VAR LIBOR+3.000%, 11/23/2020	1,867	1,671
Crown Finance US, Inc., Initial Dollar Tracnhe Term Loan
5.022%, 02/28/2025	1,538	1,451
CWGS Group, LLC, Term Loan B, 1st Lien
5.272%, 11/03/2023	6	5
DJO Finance LLC, Term Loan, 1st Lien
5.772%, VAR LIBOR+3.250%, 06/08/2020	216	213
5.646%, VAR LIBOR+3.250%, 06/08/2020	217	213
Financial & Risk US Holdings, Inc., Term Loan B, 1st Lien
6.272%, 09/18/2025	750	713
First Data Corporation, Term Loan, 1st Lien, Ser 2024-A
4.504%, VAR LIBOR+2.000%, 04/26/2024	1,160	1,106
Flex Acquisition Company, Inc., Term Loan, 1st Lien
5.349%, VAR LIBOR+3.000%, 12/29/2023	746	702
Four Seasons, 1st Lien
4.522%, 11/30/2023	933	893

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($Thousands)

LOAN PARTICIPATIONS (continued)
Getty Images, Initial Term Loan, 1st Lien
6.022%, VAR LIBOR+3.500%, 10/18/2019	$2,275	$2,207
Golden Nugget, Inc., Term Loan B, 1st Lien
5.277%, 10/04/2023	381	366
5.186%, VAR LIBOR+2.750%, 10/04/2023	305	293
Greatbatch Ltd, Term Loan
5.390%, 10/27/2022	576	560
GYP Holdings III, Incremental 1st Lien Term Loan
5.272%, 06/01/2025	796	748
Immucor, Term B-3 Loan, 1st Lien
7.803%, VAR LIBOR+5.000%, 06/15/2021	443	435
Intrawest ULC, Term Loan, 1st Lien
5.522%, VAR LIBOR+3.250%, 07/31/2024	496	475
Jaguar Holding Co I, Term Loan, 1st Lien
5.022%, VAR LIBOR+2.500%, 08/18/2022	943	893
Lineage Logistics LLC Term Loan, 2nd Lien
5.522%, 02/27/2025	397	375
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
4.772%, 03/24/2025	496	477
McGraw-Hill Global Education Holdings LLC, Term Loan B, 1st Lien
6.522%, VAR LIBOR+4.000%, 05/04/2022	505	455
McGraw-Hill Global Education Holdings LLC, Term Loan, 1st Lien
11.000%, 04/20/2022 (F)	300	286
Michaels Stores, Inc., 2018 New Replacement Term B Loan
5.022%, VAR LIBOR+2.500%, 01/30/2023	664	634
5.006%, VAR LIBOR+2.500%, 01/30/2023	41	39
4.970%, VAR LIBOR+2.500%, 01/30/2023	250	238
Misys Ltd, Term Loan B, 1st Lien
6.303%, VAR LIBOR+3.500%, 06/13/2024	458	426
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.553%, VAR LIBOR+2.750%, 06/07/2023	914	864
Navistar, Inc., Tranche B Term Loan, 1st Lien
5.890%, 11/06/2024	546	525

Description	Face Amount (Thousands)	Market Value ($Thousands)

LOAN PARTICIPATIONS (continued)
Parexel International Corporation, Term Loan, 1st Lien
5.272%, VAR LIBOR+2.750%, 09/27/2024	$744	$671
Party City Holdings Inc, 2018 Replacement Term Loan
5.030%, 08/19/2022	15	15
Party City Holdings Inc., 2018 Replacement Term Loan
5.030%, 08/19/2022	567	546
Petco Animal Supplies, Inc., Term Loan B1, 1st Lien
5.777%, VAR LIBOR+3.000%, 01/26/2023	746	544
PetSmart, Inc., Term Loan B2, 1st Lien
5.380%, VAR LIBOR+3.000%, 03/11/2022	995	783
Pisces Midco, Inc., Term Loan B, 1st Lien
6.175%, 04/12/2025	750	683
Post Holdings, Inc., Series A Incremental Term Loan
4.510%, VAR LIBOR+2.000%, 05/24/2024	388	374
PQ Corp, Term Loan B
5.027%, 02/08/2025	935	884
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), Refinancing Term B-1 Loan
5.272%, VAR LIBOR+2.750%, 05/02/2022	444	422
Prime Security Services, Term Loan
5.272%, 05/02/2022	54	51
Quikrete Holdings, Inc., Initial Loan
5.272%, VAR LIBOR+2.750%, 11/15/2023	935	889
Reynolds Group Holdings Inc., Term Loan, 1st Lien
5.272%, VAR LIBOR+2.750%, 02/05/2023	2,333	2,216
Robertshaw US Holding, Term Loan B, 1st Lien
6.063%, 02/28/2025	749	680
Scientific Games International, Inc., Term Loan B, 1st Lien
5.272%, VAR LIBOR+2.750%, 08/14/2024	161	150
5.245%, VAR LIBOR+2.750%, 08/14/2024	673	630
0.000%, 08/14/2024 (I)	2	2
Shearer’s Foods LLC, Term Loan, 2nd Lien
9.272%, VAR LIBOR+6.750%, 06/30/2022 (F)	810	745

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
6.772%, VAR LIBOR+3.938%, 06/30/2021	$874	$834
SS&C Technologies, Term Loan B3, 1st Lien
4.772%, 04/16/2025	1,066	1,004
SS&C Technologies, Term Loan B4, 1st Lien
4.772%, 04/16/2025	404	381
Staples, Inc., Term Loan B, 1st Lien
6.541%, VAR LIBOR+4.000%, 09/12/2024	767	734
Superior Vision/Davis Vision, Term Loan B, 1st Lien
5.522%, 12/02/2024	495	468
Travelport Finance (Luxembourg) S.a.r.l., Initial Term Loan, 1st Lien
5.116%, 03/17/2025	460	451
UFC Holdings, Term Loan, 1st Lien
5.780%, 08/18/2023	746	725
Unitymedia, Term Loan B, 1st Lien
4.705%, 09/30/2025	750	723
Univision Communications Inc., Term Loan, 1st Lien
5.272%, VAR LIBOR+2.750%, 03/15/2024	497	449
UPC Financing Partnership, Term Loan, 1st Lien
4.955%, VAR LIBOR+2.500%, 01/15/2026	766	727
Virgin Media Bristol LLC, K Facility, Term Loan, 1st Lien
4.955%, VAR LIBOR+2.500%, 01/15/2026	935	884

Total Loan Participations
(Cost $55,437) ($ Thousands)		52,306

MUNICIPAL BONDS – 0.2%

Illinois – 0.1%
Illinois State, GO
7.350%, 07/01/2035	225	249
5.100%, 06/01/2033	645	615

		864

Puerto Rico – 0.1%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A, RB
6.130%, 08/01/2028 (B)	15	11
6.130%, 08/01/2029 (B)	10	8
6.130%, 08/01/2030 (B)	40	30
6.130%, 08/01/2037 (B)	120	91
6.130%, 08/01/2038 (B)	75	57

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser B, RB
6.050%, 08/01/2036 (B)	$270	$205
6.050%, 08/01/2037 (B)	30	23
6.050%, 08/01/2039 (B)	15	11
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser C, RB
5.000%, 08/01/2021 (B)	10	8
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser C, RB
6.000%, 08/01/2031 (B)	135	102
6.000%, 08/01/2032 (B)	35	27
6.000%, 08/01/2038 (B)	120	91
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser C, RB Callable 08/ 01/2019 @ 100
5.750%, 08/01/2057 (B)	5	4
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser C, RB Callable 08/01/2021 @ 100
5.250%, 08/01/2040 (B)	85	66
5.000%, 08/01/2040 (B)	65	51
5.000%, 08/01/2046 (B)	25	19
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser D, RB Callable 08/01/2021 @ 100
4.850%, 08/01/2036 (B)	10	7
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Sub-Ser A, RB Callable 08/01/2019 @ 100
6.500%, 08/01/2044 (B)	1,020	474
5.750%, 08/01/2037 (B)	240	111
5.500%, 08/01/2028 (B)	5	3
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Sub-Ser A, RB Callable 02/01/2020 @ 100
5.500%, 08/01/2037 (B)	15	7
5.375%, 08/01/2039 (B)	210	97
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Sub-Ser A-1, RB Callable 08/01/2021 @ 100
5.000%, 08/01/2043 (B)	20	9

		1,512

Total Municipal Bonds
(Cost $2,444) ($ Thousands)		2,376

CONVERTIBLE BONDS – 0.2%
Cheniere Energy Partners
4.250%, 03/15/2045	200	139

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($Thousands)

CONVERTIBLE BONDS (continued)
FTI Consulting
2.000%, 08/15/2023 (A)	$430	$410
GCI Liberty
1.750%, 09/30/2046 (A)	150	146
Liberty Interactive
1.750%, 09/30/2046 (A)	260	266
Liberty Media
2.125%, 03/31/2048 (A)	220	205
2.250%, 12/01/2048 (A)	90	89
Twitter
1.000%, 09/15/2021	130	119
Western Digital
1.500%, 02/01/2024 (A)	190	154

Total Convertible Bonds (Cost $1,635) ($ Thousands)		1,528

U.S. TREASURY OBLIGATION – 0.2%
U.S. Treasury Notes
1.250%, 08/31/2019	1,530	1,516

Total U.S. Treasury Obligation (Cost $1,517) ($ Thousands)		1,516

	Shares
PREFERRED STOCK – 0.0%

Financials – 0.0%
B. Riley Financial, 6.875%	6,625	153
GSC Partners Fund V, Ser 2004-5I, 0.000% *(F)	100	—

Total Preferred Stock (Cost $204) ($ Thousands)		153

Total Investments in Securities – 92.4% (Cost $861,701) ($ Thousands)		$836,738

	Contracts

PURCHASED OPTIONS* – 0.1%
Total Purchased Options(J) (Cost $488) ($ Thousands)	18,820,330	$519

WRITTEN OPTIONS* – (0.2)%
Total Written Options(J) (Premiums Received $3,535) ($ Thousands)	(14,237,617)	$(1,736)

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

A list of the open exchange traded option contracts for the Fund at December 31, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS – 0.1%

Put Options
February 2019, S&P 500 E-mini 3rd Week Option*	41	$101 †	$2,300.00	02/16/19	$52
January 2019, S&P 500 E-mini 3rd Week Option*	129	130 †	2,400.00	01/19/19	150
January 2019, S&P 500 E-mini 3rd Week Option*	28	34 †	2,450.00	01/19/19	49
February 2019, U.S. 10 Year Future Option*	52	6,345	121.00	01/19/19	9
February 2019, U.S. 5 Year Future Option*	27	3,097	112.00	01/19/19	–
February 2019, U.S. 5 Year Future Option*	53	6,078	113.00	01/19/19	1

Total Purchased Options		$15,785			$261

WRITTEN OPTIONS – (0.2)%
Put Options
February 2019, S&P 500 E-mini 3rd Week Option*	(41)	$(37)†	2,100.00	02/16/19	$(16)
January 2019, S&P 500 E-mini 3rd Week Option*	(3)	(1)†	2,300.00	01/19/19	(1)

		(38)			(17)

Call Options
January 19 Calls on SPX*	(260)	$(65,178)	2,570.00	01/19/19	$(575)
January 19 Calls on SPX*	(260)	(65,178)	2,550.00	01/19/19	(816)
February 2019, U.S. 5 Year Future Option*	(53)	(6,078)	114.25	01/19/19	(32)
		(136,434)			(1,423)

Total Written Options		$(136,472)			$(1,440)

†	Represents cost.

A list of the open OTC options contracts for the Fund at December 31, 2018, is as follows:

Description	Counterparty	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
OTC USD PUT/EUR CALL 1.3165*	JPMorgan Chase Bank	2,700,000	$3,439	$1.32	01/19/19	$119
OTC USD PUT/MXN CALL 20.0000*	JPMorgan Chase Bank	3,390,000	66,762	20.00	02/16/19	83

			70,201			202

Call Options
OTC USD CALL/AUD PUT 0.7218*	JPMorgan Chase Bank	1,710,000	1,204	0.72	01/19/19	–
OTC USD CALL/EUR PUT 1.1400*	JPMorgan Chase Bank	7,320,000	8,367	1.14	02/16/19	50
OTC USD CALL/EUR PUT 1.1475*	JPMorgan Chase Bank	3,700,000	4,229	1.15	01/19/19	6

			13,800			56

Total Purchased Options			$84,001			$258

WRITTEN OPTIONS – 0.0%
Call Options
OTC USD CALL/EUR PUT 1.1211*	Citigroup	(7,320,000)	$(8,368)	1.12	02/16/19	$(221)
OTC USD CALL/EUR PUT 1.1270*	JPMorgan Chase Bank	(3,527,000)	(4,032)	1.13	01/19/19	(71)
OTC USD CALL/MXN PUT 21.5000*	JPMorgan Chase Bank	(3,390,000)	(66,762)	21.50	02/16/19	(4)

Total Written Options			$(79,162)			$(296)

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
90-Day Euro$	127	Dec-2019	$30,809	$30,909	$100
90-Day Euro$	335	Jun-2020	81,238	81,660	422
Euro-BTP	15	Mar-2019	2,038	2,192	143
Euro-Bund	(327)	Mar-2019	(59,994)	(61,133)	(838)
S&P 500 Index E-MINI	306	Mar-2019	40,078	38,330	(1,749)
U.S. 2-Year Treasury Note	263	Apr-2019	55,452	55,838	387
U.S. 5-Year Treasury Note	(307)	Mar-2019	(34,785)	(35,209)	(424)
U.S. 10-Year Treasury Note	989	Mar-2019	117,924	120,673	2,749
U.S. Long Treasury Bond	85	Mar-2019	11,834	12,410	576
U.S. Long Treasury Bond	(4)	Mar-2019	(558)	(584)	(26)
U.S. Ultra Long Treasury Bond	107	Mar-2019	16,379	17,190	811
Ultra 10-Year U.S. Treasury Note	(132)	Mar-2019	(16,707)	(17,170)	(463)

			$ 243,708	$245,106	$1,688

A list of the open forward foreign currency contracts held by the Fund at December 31, 2018 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	01/18/19	USD	24	TWD	752	$–
Barclays PLC	01/18/19	USD	374	EUR	324	(3)
Barclays PLC	01/18/19	USD	1,197	INR	89,201	82
Barclays PLC	01/18/19	BRL	2,360	USD	629	21
Barclays PLC	01/18/19	USD	2,798	IDR	42,601,000	155
Barclays PLC	02/15/19	ARS	32,011	USD	788	(9)
BNP Paribas	01/15/19	ZAR	20,131	USD	1,393	(4)
Citigroup	01/10/19 - 01/18/19	USD	2,378	AUD	3,318	(42)
Citigroup	01/18/19	USD	1,104	EUR	970	7
Citigroup	01/18/19	AUD	2,330	USD	1,718	77
Citigroup	01/18/19	USD	4,519	JPY	503,120	73
Citigroup	01/18/19	USD	2,098	MXN	43,103	85
Citigroup	01/18/19	USD	2,537	MXN	48,395	(87)
Citigroup	01/18/19	USD	6,343	CAD	8,222	(320)
Citigroup	01/18/19	EUR	5,530	USD	6,411	80
Citigroup	01/18/19 - 02/11/19	EUR	3,099	USD	3,523	(29)
Citigroup	01/18/19 - 02/05/19	MXN	96,173	USD	4,725	(138)
Citigroup	01/18/19	RUB	141,970	USD	2,150	109
Citigroup	01/18/19	JPY	173,976	USD	1,536	(53)
Citigroup	01/18/19	IDR	10,668,710	USD	730	(9)
Citigroup	02/15/19	ARS	8,120	USD	200	(3)
JPMorgan Chase Bank	01/18/19	EUR	4,346	USD	5,081	106
JPMorgan Chase Bank	01/15/19	EUR	970	USD	1,103	(7)
JPMorgan Chase Bank	01/18/19	USD	5,446	EUR	4,810	61
JPMorgan Chase Bank	01/15/19 - 02/11/19	USD	3,222	EUR	2,775	(41)
JPMorgan Chase Bank	02/08/19	EUR	17,925	USD	20,642	85
State Street	01/17/19	GBP	1,434	USD	1,836	8

						$204

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2018, is as follows:

28	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BZDIOVRA	7.25%	Monthly	01/02/2020	BRL	21,872	$(37)	$–	$(37)
1.50%	6-MONTH GBP - LIBOR	Semi-Annually	06/20/2029	GBP	700	(55)	4	(59)
1.00%	6-MONTH EUR - EURIBOR	Semi-Annually	03/20/2029	EUR	1,390	120	(11)	131
3.25%	3-MONTH USD - LIBOR	Quarterly	10/27/2028	USD	1,275	(20)	(3)	(17)
28-DAY MXN -TIIE	9.30%	Monthly	10/27/2028	MXN	72,250	(10)	(41)	31
0.75%	6-MONTH EUR - EURIBOR	Semi-Annually	03/20/2026	EUR	4,130	(72)	(53)	(18)
0.50%	6-MONTH EUR - EURIBOR	Semi-Annually	03/20/2024	EUR	4,610	(61)	(46)	(15)
3.30%	3-MONTH USD - LIBOR	Quarterly	12/18/2029	USD	2,752	90	(14)	104
2.55%	6-MONTH PLN - WIBOR	Semi-Annually	03/21/2023	PLN	14,130	(77)	7	(84)
3-MONTH USD - LIBOR	3.23%	Quarterly	12/18/2021	USD	12,465	(116)	19	(135)
6-MONTH GBP - LIBOR	1.271%	Semi-Annually	10/26/2021	GBP	3,462	2	2	0
8.90%	28-DAY MXN - TIIE	Monthly	03/17/2021	MXN	34,000	9	–	9
BZDIOVRA	8.00%	Monthly	01/04/2021	BRL	11,850	(36)	1	(37)
3-MONTH ZAR - JIBOR	7.50%	Quarterly	09/19/2020	ZAR	13,450	3	1	2
28-DAY MXN - TIIE	7.60%	Monthly	06/17/2020	MXN	20,000	(15)	(1)	(14)
0.25%	6-MONTH EUR - EURIBOR	Semi-Annually	03/20/2022	EUR	2,480	(21)	(18)	(4)
1.20%	6-MONTH EUR - EURIBOR	Semi-Annually	03/20/2039	EUR	490	(15)	(9)	(6)

						$(311)	$(162)	$(149)

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.EM.29	Sell	1.00%	Quarterly	06/20/2023	$(4,510)	$(167)	$(102)	$(64)
CDX.NA.HY.30	Sell	5.00%	Quarterly	06/20/2023	(45,925)	1,410	3,261	(1,850)
CDX.NA.HY.30	Sell	5.00%	Quarterly	06/20/2023	(3,200)	103	240	(137)
CDX.NA.HY.31	Sell	5.00%	Quarterly	12/20/2023	(13,250)	269	718	(449)
CDX.NA.IG.29	Sell	1.00%	Quarterly	12/20/2022	(3,150)	33	53	(20)
CDX.NA.IG.30	Sell	1.00%	Quarterly	06/20/2023	(55,075)	446	860	(414)
CDX.NA.IG.31	Sell	1.00%	Quarterly	12/20/2023	(5,075)	29	35	(7)
CDX.NA.IG.31	Sell	1.00%	Quarterly	12/20/2023	(18,760)	111	213	(103)
ICE CD TURKEY	Buy	1.00%	Quarterly	12/12/2023	5,640	621	610	11
ITRAXX Europe Series 30	Buy	1.00%	Quarterly	12/20/2023	4,175	(28)	(37)	10
US195325BB02	Sell	1.00%	Quarterly	12/20/2023	(5,060)	(130)	(54)	(76)
US718286AP29	Sell	1.00%	Quarterly	12/20/2023	(740)	5	2	2

						$2,702	$5,799	$(3,097)

Percentages are based on Net Assets of $905,184 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $275,902 ($ Thousands), representing 30.5% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Securities considered illiquid. The total value of such securities as of December 31, 2018 was $625 ($ Thousands) and represented 0.1% of the Net Assets of the Fund.
(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(E)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(F)	Level 3 security in accordance with fair value hierarchy. (G) Interest rate unavailable.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(I)	Unsettled bank loan. Interest rate may not be available.
(J)	Refer to table below for details on Options Contracts.

ABS – Asset-Backed Security

ARS – Argentine Peso

AUD – Australian Dollar

BADLAR – Buenos Aires Deposits of Large Amount Rate

BRL – Brazilian Real

CAD – Canadian Dollar

CDO – Collateralized Debt Obligation

Cl – Class

CLO – Collateralized Loan Obligation

CMO – Collateralized Mortgage Obligation

CZK – Czech Koruna

EUR – Euro

EURIBOR –

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GO – General Obligation

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	29

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

ICE – Intercontinental Exchange
IDR – Indonesian Rupiah
INR – Indian Rupee
IO – Interest Only – face amount represents notional amount.
JPY – Japanese Yen
JSC – Joint-Stock Company
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
Ltd. – Limited
MSCI – Morgan Stanley Capital International
MTN – Medium Term Note
MXN – Mexican Peso
PIK – Payment-in-Kind
PLC – Public Limited Company
RB – Revenue Bond
REMIC – Real Estate Mortgage Investment Conduit
RON – Romanian Leu
RUB – Russian Ruble
S&P – Standard & Poor’s
SPX – Standard & Poor’s 500 Index
TIIE – Interbank Equilibrium Interest Rate
TWD – Taiwan Dollar
ULC – Unlimited Liability Company
USD – United States Dollar
WIBOR – Warsaw Interbank Offered Rate
VAR – Variable Rate
ZAR – South African Rand

The following is a list of the level of inputs used as of December 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$392,554	$–	$392,554
Sovereign Debt	–	149,092	–	149,092
Common Stock	92,722	–	482	93,204
Asset-Backed Securities	–	81,964	–	81,964
Mortgage-Backed Securities	–	62,045	–	62,045
Loan Participations	–	50,718	1,588	52,306
Municipal Bonds	–	2,376	–	2,376
Convertible Bonds	–	1,528	–	1,528
U.S. Treasury Obligation	–	1,516	–	1,516
Preferred Stock	153	–	–	153

Total Investments in Securities	$92,875	$741,793	$2,070	$836,738

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$519	$–	$–	$519
Written Options	(1,736)	–	–	(1,736)
Futures Contracts*
Unrealized Appreciation	5,188	–	–	5,188
Unrealized Depreciation	(3,500)	–	–	(3,500)
Forwards Contracts*
Unrealized Appreciation	–	949	–	949
Unrealized Depreciation	–	(745)	–	(745)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	24	–	24
Unrealized Depreciation	–	(3,120)	–	(3,120)
Interest Rate Swaps* Unrealized Appreciation	–	278	–	278
Unrealized Depreciation	–	(426)	–	(426)

Total Other Financial Instruments	$471	$(3,040)	$–	$(2,569)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/

(depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Loan Participations	Investments in Common Stock
Balance as of October 1, 2018	$4,563	$911
Accrued discounts/premiums	(12)	–
Realized gain/(loss)	(423)	–
Change in unrealized appreciation/
(depreciation)	248	(429)
Purchases	(1)	–
Sales	(2,787)	–
Net transfer into Level 3	–	–
Net transfer out of Level 3	–	–

Ending Balance as of December 31, 2018	$1,588	$482

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(609)	$–

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

30	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Income Fund (Continued)

For the period ended December 31, 2018, there were transfers into/out of Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	31

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018
Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 62.6%
U.S. Treasury Bills ** (A)
2.496%, 07/18/2019	$48,500	$47,843
2.411%, 06/20/2019	24,000	23,725
U.S. Treasury Inflation Protected Securities
1.250%, 07/15/2020	60,135	60,012
0.625%, 07/15/2021	113,316	112,078
0.625%, 04/15/2023	43,427	42,705
0.375%, 07/15/2023	11,350	11,098
0.375%, 07/15/2025	16,340	15,752
0.125%, 04/15/2020	69,234	67,677
0.125%, 04/15/2021	22,061	21,452
0.125%, 04/15/2022	45,336	43,857
0.125%, 07/15/2022	29,613	28,763
0.125%, 01/15/2023	15,617	15,084
0.125%, 07/15/2024	19,383	18,587
0.125%, 07/15/2026	5,143	4,828
U.S. Treasury Notes **
2.525%, 10/31/2020	5,000	4,993
2.524%, VAR US Treasury 3 Month Bill Money Market Yield+0.043%, 07/31/2020	7,500	7,496
2.514%, VAR US Treasury 3 Month Bill Money Market Yield+0.033%, 04/30/2020	5,500	5,498

Total U.S. Treasury Obligations (Cost $542,024) ($ Thousands)		531,448

	Shares

COMMON STOCK – 27.4%

Communication Services – 2.2%
Activision Blizzard Inc	8,573	399
Alphabet Inc, Cl A *	2,097	2,191
Alphabet Inc, Cl C *	2,133	2,209
AT&T Inc	103,131	2,943
CenturyLink Inc	14,015	212
Cinemark Holdings Inc	2,200	79
Cogent Communications Holdings Inc	600	27
Consolidated Communications Holdings	3,466	34
Electronic Arts Inc *	3,483	275
Facebook Inc, Cl A *	16,968	2,224
IAC/InterActiveCorp *	400	73
Liberty Media Corp-Liberty Formula One, Cl C *	4,600	141
Live Nation Entertainment Inc *	1,600	79
Madison Square Garden Co *	200	54
Netflix Inc *	4,325	1,158
Sprint Corp *	9,008	53
Take-Two Interactive Software Inc, Cl A *	1,100	113
Telephone & Data Systems Inc	3,122	102
T-Mobile US Inc *	4,927	313
TripAdvisor Inc *	800	43

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Twenty-First Century Fox Inc, Cl A	11,100	$534
Twenty-First Century Fox Inc, Cl B	5,600	268
Twitter Inc *	4,392	126
Verizon Communications Inc	58,444	3,286
Viacom Inc, Cl B	4,000	103
Vonage Holdings Corp *	4,800	42
Walt Disney Co/The	14,500	1,590
Zayo Group Holdings Inc *	3,761	86
Zynga Inc, Cl A *	14,800	58

		18,815

Consumer Staples – 7.0%
Altria Group Inc	68,114	3,364
Andersons Inc/The	1,500	45
Archer-Daniels-Midland Co	20,479	839
B&G Foods Inc, Cl A	2,329	67
BJ’s Wholesale Club Holdings Inc *	2,000	44
Boston Beer Co Inc/The, Cl A *	350	84
Brown-Forman Corp, Cl A	1,828	87
Brown-Forman Corp, Cl B	9,169	436
Bunge Ltd	5,236	280
Calavo Growers Inc	954	70
Cal-Maine Foods Inc	650	27
Campbell Soup Co	6,796	224
Casey’s General Stores Inc	1,797	230
Central Garden & Pet Co, Cl A *	2,800	87
Church & Dwight Co Inc	8,668	570
Clorox Co/The	4,681	722
Coca-Cola Co	129,864	6,149
Colgate-Palmolive Co	29,648	1,765
Conagra Brands Inc	17,486	373
Constellation Brands Inc, Cl A	5,673	912
Costco Wholesale Corp	15,669	3,192
Coty Inc, Cl A	17,365	114
Darling Ingredients Inc *	6,236	120
Edgewell Personal Care Co *	1,834	68
Energizer Holdings Inc	2,713	122
Estee Lauder Cos Inc/The, Cl A	7,717	1,004
Flowers Foods Inc	7,707	142
Fresh Del Monte Produce Inc	1,189	34
Freshpet Inc *	1,300	42
General Mills Inc	21,014	818
Hain Celestial Group Inc/The *	5,334	85
Herbalife Nutrition Ltd *	4,708	278
Hershey Co	5,194	557
Hormel Foods Corp	9,418	402
Hostess Brands Inc, Cl A *	3,370	37
Ingles Markets Inc, Cl A	1,453	40
Ingredion Inc	2,682	245
Inter Parfums Inc	1,600	105
J&J Snack Foods Corp	727	105
JM Smucker Co/The	4,214	394

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kellogg Co	9,003	$513
Keurig Dr Pepper Inc	6,785	174
Kimberly-Clark Corp	12,678	1,445
Kraft Heinz Co/The	20,718	892
Kroger Co	28,831	793
Lamb Weston Holdings Inc	5,305	390
Lancaster Colony Corp	950	168
McCormick & Co Inc/MD	4,273	595
Medifast Inc	400	50
MGP Ingredients Inc	900	51
Molson Coors Brewing Co, Cl B	6,215	349
Mondelez International Inc, Cl A	49,825	1,994
Monster Beverage Corp *	13,931	686
National Beverage Corp, Cl A	533	38
Nu Skin Enterprises Inc, Cl A	1,802	111
PepsiCo Inc	47,896	5,292
Performance Food Group Co *	4,195	135
Philip Morris International Inc	54,563	3,643
Pilgrim’s Pride Corp *	1,078	17
Post Holdings Inc *	2,272	202
PriceSmart Inc	1,650	97
Procter & Gamble Co	85,629	7,871
Rite Aid Corp *	63,819	45
Sanderson Farms Inc	601	60
Seaboard Corp	19	67
SpartanNash Co	1,522	26
Spectrum Brands Holdings Inc	1,766	75
Sprouts Farmers Market Inc *	5,028	118
Sysco Corp, Cl A	17,429	1,092
TreeHouse Foods Inc *	2,857	145
Tyson Foods Inc, Cl A	9,721	519
United Natural Foods Inc *	1,784	19
Universal Corp/VA	922	50
US Foods Holding Corp *	7,856	249
USANA Health Sciences Inc *	500	59
Vector Group Ltd	5,076	49
Walgreens Boots Alliance Inc	30,363	2,075
Walmart Inc	50,453	4,700
WD-40 Co	627	115

		59,248

Energy – 6.5%
Anadarko Petroleum Corp, Cl A	23,467	1,029
Antero Resources Corp *	9,947	93
Apache Corp	17,467	459
Apergy Corp *	5,000	135
Arch Coal Inc	600	50
Archrock Inc	6,500	49
Baker Hughes a GE Co, Cl A	19,340	416
C&J Energy Services *	1,586	21
Cabot Oil & Gas Corp	19,825	443
Cactus, Cl A *	2,200	60

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
California Resources *	1,300	$22
Callon Petroleum Co *	8,628	56
Carrizo Oil & Gas Inc *	2,700	30
Centennial Resource Development Inc/DE, Cl A *	7,800	86
Cheniere Energy Inc *	11,080	656
Chesapeake Energy Corp *	55,622	117
Chevron Corp	82,294	8,953
Cimarex Energy Co	4,483	276
CNX Resources Corp *	9,162	105
Concho Resources Inc *	8,498	874
ConocoPhillips	52,076	3,247
CONSOL Energy *	1,235	39
Continental Resources Inc/OK, Cl A *	3,304	133
Delek US Holdings Inc	3,858	125
Denbury Resources Inc *	15,000	26
Devon Energy Corp	23,033	519
Diamond Offshore Drilling *	2,200	21
Diamondback Energy Inc, Cl A	7,578	702
Dril-Quip Inc *	1,388	42
EOG Resources Inc	25,887	2,258
EQT Corp	11,498	217
Equitrans Midstream Corp *	9,198	184
Extraction Oil & Gas Inc *	5,157	22
Exxon Mobil Corp	183,148	12,489
Forum Energy Technologies Inc *	3,887	16
GasLog Ltd	2,800	46
Golar LNG Ltd	4,877	106
Green Plains	3,800	50
Gulfport Energy Corp *	7,258	48
Halcon Resources Corp *	6,100	10
Halliburton Co	39,127	1,040
Helix Energy Solutions Group Inc *	7,900	43
Helmerich & Payne Inc	4,538	218
Hess Corp	13,253	537
HighPoint Resources *	10,500	26
HollyFrontier Corp	7,631	390
Jagged Peak Energy Inc *	5,500	50
Keane Group *	3,200	26
Kinder Morgan Inc/DE	86,246	1,326
KLX Energy Services Holdings *	700	16
Kosmos Energy Ltd *	12,600	51
Laredo Petroleum Inc *	6,591	24
Liberty Oilfield Services Inc, Cl A	5,000	65
Marathon Oil Corp	39,774	570
Marathon Petroleum Corp	29,671	1,751
Matador Resources Co *	4,364	68
McDermott International Inc *	7,683	50
Murphy Oil Corp	6,658	156
Nabors Industries Ltd	28,551	57
National Oilwell Varco Inc, Cl A	16,723	430
Newfield Exploration Co *	8,389	123

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Newpark Resources Inc, Cl A *	5,566	$38
Noble *	11,500	30
Noble Energy Inc	22,840	428
Oasis Petroleum Inc *	10,300	57
Occidental Petroleum Corp	33,272	2,042
Oceaneering International Inc, Cl A *	4,468	54
Oil States International *	2,170	31
ONEOK Inc	18,820	1,015
Parsley Energy Inc, Cl A *	13,591	217
Patterson-UTI Energy Inc	10,659	110
PBF Energy Inc, Cl A	4,829	158
PDC Energy, Cl A *	2,550	76
Peabody Energy Corp	3,825	117
Penn Virginia Corp *	600	32
Phillips 66	17,867	1,539
Pioneer Natural Resources Co	7,571	996
ProPetro Holding Corp *	4,200	52
QEP Resources Inc *	12,594	71
Range Resources Corp	9,059	87
Renewable Energy Group Inc *	2,200	57
Resolute Energy *	1,713	50
Rowan, Cl A *	5,104	43
RPC Inc	4,128	41
Schlumberger Ltd, Cl A	60,516	2,183
Scorpio Tankers Inc	18,887	33
SEACOR Holdings Inc, Cl A *	1,100	41
SemGroup Corp, Cl A	2,990	41
Ship Finance International Ltd	5,300	56
SM Energy Co	4,463	69
Southwestern Energy Co *	30,022	102
SRC Energy Inc *	9,664	45
Superior Energy Services Inc *	7,681	26
Targa Resources Corp	11,743	423
Tellurian *	6,700	47
Tidewater Inc *	2,500	48
Transocean Ltd *	27,225	189
Unit Corp *	3,271	47
US Silica Holdings Inc	3,378	34
Valero Energy Corp	18,715	1,403
W&T Offshore Inc *	3,300	14
Weatherford International *	43,950	25
Whiting Petroleum Corp *	3,552	81
WildHorse Resource Development *	1,593	22
Williams Cos Inc/The	55,892	1,232
World Fuel Services Corp	2,874	62
WPX Energy Inc *	22,510	255

		55,066

Health Care – 5.5%
Abbott Laboratories	21,329	1,543
AbbVie Inc	18,195	1,677
ABIOMED Inc *	424	138

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Acadia Healthcare Co Inc, Cl A *	1,066	$27
ACADIA Pharmaceuticals Inc *	2,800	45
Aerie Pharmaceuticals Inc *	1,013	37
Agilent Technologies Inc	4,436	299
Agios Pharmaceuticals Inc *	700	32
Alexion Pharmaceuticals Inc *	3,003	292
Align Technology Inc *	1,001	210
Alkermes PLC *	2,411	71
Allergan PLC	4,269	571
Allscripts Healthcare Solutions *	5,900	57
Alnylam Pharmaceuticals Inc *	1,201	88
Amedisys Inc *	400	47
AmerisourceBergen Corp, Cl A	2,533	188
Amgen Inc, Cl A	8,150	1,587
Amicus Therapeutics Inc *	2,893	28
AMN Healthcare Services *	1,400	79
Anthem Inc	3,278	861
Array BioPharma *	2,163	31
athenahealth Inc *	393	52
Avanos Medical *	637	29
Baxter International Inc	6,557	432
Becton Dickinson and Co	3,181	717
Biogen Inc *	2,524	760
BioMarin Pharmaceutical Inc *	2,743	234
Bio-Rad Laboratories Inc, Cl A *	482	112
Bio-Techne Corp	450	65
Bluebird Bio Inc *	597	59
Blueprint Medicines *	540	29
Boston Scientific Corp *	17,150	606
Bristol-Myers Squibb Co	20,101	1,045
Brookdale Senior Living, Cl A *	3,877	26
Bruker Corp	1,100	33
Cambrex Corp *	1,000	38
Cantel Medical Corp	300	22
Cardinal Health Inc	3,875	173
Catalent Inc *	2,556	80
Celgene Corp, Cl A *	8,907	571
Centene Corp *	2,643	305
Cerner Corp *	3,914	205
Charles River Laboratories International Inc *	753	85
Chemed Corp	280	79
Cigna Corp	4,658	885
Cooper Cos Inc/The, Cl A	772	196
CVS Health Corp	15,937	1,044
Danaher Corp, Cl A	7,783	803
DaVita Inc *	2,058	106
DENTSPLY SIRONA Inc	3,604	134
DexCom Inc *	1,100	132
Diplomat Pharmacy *	1,800	24
Edwards Lifesciences Corp, Cl A *	2,757	422
Eli Lilly & Co	12,003	1,389

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Emergent BioSolutions Inc *	1,100	$65
Encompass Health Corp	2,078	128
Endo International PLC *	2,400	18
Ensign Group Inc/The	1,319	51
Exact Sciences Corp *	1,239	78
Exelixis Inc *	3,701	73
FibroGen *	1,286	59
Gilead Sciences Inc	16,301	1,020
Globus Medical Inc, Cl A *	800	35
Haemonetics Corp *	628	63
Halozyme Therapeutics Inc *	3,568	52
HCA Healthcare Inc	3,451	429
HealthEquity Inc *	500	30
Henry Schein Inc *	2,203	173
Heron Therapeutics Inc *	1,314	34
Hill-Rom Holdings Inc	1,351	120
HMS Holdings Corp *	1,600	45
Hologic Inc *	3,515	144
Horizon Pharma Plc *	1,828	36
Humana Inc	1,682	482
ICU Medical Inc *	324	74
IDEXX Laboratories Inc *	1,148	214
Illumina Inc *	1,822	546
Immunomedics Inc *	2,254	32
Incyte Corp *	2,643	168
Inogen Inc *	200	25
Insulet Corp *	578	46
Integra LifeSciences Holdings Corp *	628	28
Intuitive Surgical Inc *	1,437	688
Ionis Pharmaceuticals Inc *	1,876	101
IQVIA Holdings Inc *	2,182	253
Jazz Pharmaceuticals PLC *	629	78
Johnson & Johnson	32,546	4,200
Laboratory Corp of America Holdings *	1,512	191
Ligand Pharmaceuticals Inc *	278	38
LivaNova PLC *	1,157	106
Loxo Oncology Inc *	375	53
Magellan Health Inc *	600	34
Mallinckrodt PLC *	1,750	28
Masimo Corp *	892	96
McKesson Corp	2,553	282
Medidata Solutions Inc *	529	36
MEDNAX Inc *	1,127	37
Medtronic PLC	16,605	1,510
Merck & Co Inc	32,951	2,518
Merit Medical Systems Inc *	1,600	89
Mettler-Toledo International Inc *	340	192
Molina Healthcare Inc *	738	86
Mylan NV *	6,987	191
Myriad Genetics Inc *	2,300	67
National HealthCare Corp	900	71
Nektar Therapeutics, Cl A *	2,284	75

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Neogen, Cl B *	569	$32
Neurocrine Biosciences Inc *	1,128	81
Novocure Ltd *	1,000	33
NuVasive Inc *	1,200	59
Omnicell Inc *	550	34
Patterson Cos Inc	2,077	41
Penumbra Inc *	250	31
PerkinElmer Inc	1,052	83
Perrigo Co PLC	2,330	90
Pfizer Inc	71,504	3,121
PRA Health Sciences Inc *	798	73
Premier Inc, Cl A *	828	31
QIAGEN NV *	4,404	152
Quest Diagnostics Inc	1,933	161
Regeneron Pharmaceuticals Inc *	950	355
Repligen Corp *	1,388	73
ResMed Inc	1,933	220
Sage Therapeutics Inc *	797	76
Sarepta Therapeutics Inc *	909	99
Seattle Genetics Inc *	1,752	99
Spark Therapeutics Inc *	600	23
STERIS PLC	1,398	149
Stryker Corp	4,102	643
Supernus Pharmaceuticals Inc *	1,500	50
Syneos Health Inc, Cl A *	1,073	42
Teladoc Health *	1,000	50
Teleflex Inc	600	155
Tenet Healthcare Corp *	2,000	34
Theravance Biopharma Inc *	1,382	35
Thermo Fisher Scientific Inc	5,146	1,152
Ultragenyx Pharmaceutical Inc *	476	21
United Therapeutics Corp *	822	89
UnitedHealth Group Inc	12,012	2,992
Universal Health Services Inc, Cl B	1,398	163
US Physical Therapy Inc	600	61
Varian Medical Systems Inc *	1,602	182
Veeva Systems Inc, Cl A *	1,421	127
Vertex Pharmaceuticals Inc *	3,124	518
Waters Corp *	1,101	208
WellCare Health Plans Inc *	922	218
West Pharmaceutical Services Inc	1,351	132
Wright Medical Group NV *	1,277	35
Zimmer Biomet Holdings Inc	2,803	291
Zoetis Inc, Cl A	6,294	538

		46,940

Information Technology – 1.9%
Accenture PLC, Cl A	3,360	474
Adobe Inc *	2,844	643
Akamai Technologies Inc *	637	39
Alliance Data Systems Corp	320	48
Amdocs Ltd	2,753	161

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ANSYS Inc *	601	$86
Aspen Technology Inc *	476	39
Atlassian Corp PLC, Cl A *	800	71
Autodesk Inc, Cl A *	1,502	193
Automatic Data Processing Inc	2,660	349
Black Knight Inc *	1,900	86
Booz Allen Hamilton Holding Corp, Cl A	700	32
Broadridge Financial Solutions Inc	700	67
Cadence Design Systems Inc *	1,982	86
Cass Information Systems Inc	1,080	57
CDK Global Inc	965	46
Citrix Systems Inc	800	82
Cognizant Technology Solutions Corp, Cl A	3,345	212
Conduent Inc *	2,908	31
Dell Technologies Inc, Cl C *	432	21
DXC Technology Co	2,002	106
EPAM Systems Inc *	250	29
Euronet Worldwide Inc *	327	34
Fair Isaac Corp *	200	37
Fidelity National Information Services Inc, Cl B	1,953	200
First Data Corp, Cl A *	2,150	36
Fiserv Inc, Cl A *	2,504	184
FleetCor Technologies Inc *	552	103
Fortinet Inc *	750	53
Gartner Inc *	400	51
Global Payments Inc	1,000	103
GoDaddy Inc, Cl A *	495	33
Guidewire Software Inc, Cl Z *	400	32
International Business Machines Corp	5,087	578
Intuit Inc	1,503	296
Jack Henry & Associates Inc	451	57
Leidos Holdings Inc	1,200	63
Mastercard Inc, Cl A	5,633	1,063
Microsoft Corp	45,387	4,610
Nuance Communications *	3,100	41
Nutanix Inc, Cl A *	1,000	42
Oracle Corp, Cl B	17,251	779
Paychex Inc	1,875	122
Paycom Software Inc *	300	37
PayPal Holdings Inc *	7,986	672
PTC Inc *	500	41
Red Hat Inc *	1,252	220
Sabre Corp	2,300	50
salesforce.com Inc *	3,878	531
ServiceNow Inc *	1,013	180
Splunk Inc *	805	84
Square Inc, Cl A *	1,777	100
SS&C Technologies Holdings Inc	1,260	57
Symantec Corp, Cl A	5,506	104
Synopsys Inc *	943	79
Tableau Software Inc, Cl A *	900	108

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Total System Services Inc	961	$78
Tyler Technologies Inc *	229	43
Ultimate Software Group Inc/The *	150	37
VeriSign Inc *	491	73
Visa Inc, Cl A	10,908	1,439
VMware Inc, Cl A	420	58
Western Union Co/The	4,200	72
WEX Inc *	200	28
Workday Inc, Cl A *	1,151	184
Worldpay Inc, Cl A *	1,457	111
Zendesk Inc *	1,500	88

		15,949

Real Estate – 2.8%
Acadia Realty Trust ‡	2,627	62
Alexander & Baldwin Inc *‡	2,438	45
Alexandria Real Estate Equities Inc ‡	2,614	301
American Assets Trust Inc ‡	1,635	66
American Campus Communities Inc ‡	3,170	131
American Homes 4 Rent, Cl A ‡	8,594	171
American Tower Corp, Cl A ‡	9,935	1,572
Americold Realty Trust ‡	2,200	56
Apartment Investment & Management Co, Cl A ‡	3,754	165
Apple Hospitality Inc ‡	4,014	57
Ashford Hospitality Trust Inc ‡	8,487	34
AvalonBay Communities Inc ‡	2,953	514
Boston Properties Inc ‡	3,211	361
Brandywine Realty Trust ‡	5,821	75
Brixmor Property Group Inc ‡	9,567	141
Brookfield Property Inc, Cl A ‡	5,800	93
Camden Property Trust ‡	2,003	176
CareTrust REIT Inc ‡	4,700	87
CBL & Associates Properties Inc ‡	12,138	23
CBRE Group Inc, Cl A *	7,878	315
Chatham Lodging Trust ‡	3,100	55
Chesapeake Lodging Trust ‡	3,550	86
Colony Capital Inc ‡	14,866	70
Columbia Property Trust Inc ‡	4,550	88
CoreCivic Inc ‡	3,867	69
CoreSite Realty Corp ‡	886	77
Corporate Office Properties Trust ‡	2,828	60
Cousins Properties Inc, Cl A ‡	10,662	84
Crown Castle International Corp ‡	9,596	1,042
CubeSmart ‡	4,581	131
CyrusOne Inc ‡	2,236	118
DiamondRock Hospitality Co ‡	6,442	59
Digital Realty Trust Inc, Cl A ‡	5,102	544
Douglas Emmett Inc ‡	3,469	118
Duke Realty Corp ‡	8,659	224
Easterly Government Properties Inc ‡	3,375	53
EastGroup Properties Inc ‡	976	90

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Empire State Realty Trust Inc, Cl A ‡	4,528	$64
EPR Properties, Cl A ‡	1,353	87
Equinix Inc ‡	1,931	681
Equity Commonwealth ‡	3,150	95
Equity LifeStyle Properties Inc ‡	1,950	189
Equity Residential ‡	8,768	579
Essex Property Trust Inc ‡	1,551	380
Extra Space Storage Inc ‡	2,881	261
Federal Realty Investment Trust ‡	1,719	203
First Industrial Realty Trust Inc ‡	3,430	99
Front Yard Residential Corp ‡	5,208	46
Gaming and Leisure Properties Inc ‡	5,256	170
GEO Group Inc/The ‡	3,947	78
Getty Realty Corp ‡	2,400	71
Gladstone Commercial Corp ‡	3,038	54
Government Properties Income Trust, Cl A ‡	5,300	36
HCP Inc ‡	11,108	310
Healthcare Realty Trust Inc ‡	3,504	100
Healthcare Trust of America Inc, Cl A ‡	6,841	173
HFF Inc, Cl A	900	30
Highwoods Properties Inc ‡	2,551	99
Hospitality Properties Trust ‡	5,552	133
Host Hotels & Resorts Inc ‡	16,788	280
Howard Hughes Corp/The *	1,809	177
Hudson Pacific Properties Inc ‡	3,482	101
Industrial Logistics Properties Trust	1,370	27
Investors Real Estate Trust	1,244	61
Invitation Homes Inc ‡	6,983	140
Iron Mountain Inc ‡	6,457	209
JBG SMITH Properties ‡	1,800	63
Jones Lang LaSalle Inc	989	125
Kennedy-Wilson Holdings Inc	2,345	43
Kilroy Realty Corp ‡	2,428	153
Kimco Realty Corp ‡	11,927	175
Lamar Advertising Co, Cl A ‡	1,784	123
Lexington Realty Trust ‡	9,300	76
Liberty Property Trust ‡	3,987	167
Life Storage Inc ‡	1,300	121
LTC Properties ‡	1,379	58
Macerich Co/The ‡	3,212	139
Mack-Cali Realty Corp ‡	2,924	57
Medical Properties Trust Inc ‡	10,758	173
Mid-America Apartment Communities Inc ‡	2,719	260
Monmouth Real Estate Investment, Cl A ‡	2,573	32
National Health Investors Inc ‡	1,041	79
National Retail Properties Inc ‡	3,500	170
Omega Healthcare Investors Inc ‡	5,474	192
Outfront Media Inc ‡	3,922	71
Paramount Group Inc ‡	6,407	81
Park Hotels & Resorts Inc ‡	3,593	93
Pebblebrook Hotel Trust ‡	4,177	118
Pennsylvania Real Estate Investment Trust ‡	5,061	30

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Physicians Realty Trust ‡	5,878	$94
Piedmont Office Realty Trust Inc, Cl A ‡	3,766	64
PotlatchDeltic Corp ‡	1,763	56
Preferred Apartment Communities Inc, Cl A ‡	3,424	48
Prologis Inc ‡	15,270	897
PS Business Parks Inc ‡	502	66
Public Storage ‡	3,325	673
QTS Realty Trust, Cl A ‡	1,702	63
Rayonier Inc ‡	3,708	103
Realogy Holdings Corp	3,701	54
Realty Income Corp ‡	6,399	403
Redfin *	2,531	37
Regency Centers Corp ‡	3,462	203
Retail Opportunity Investments Corp ‡	5,100	81
Retail Properties of America Inc, Cl A ‡	7,590	82
Rexford Industrial Realty ‡	1,328	39
RLJ Lodging Trust ‡	4,599	75
Ryman Hospitality Properties Inc ‡	972	65
Sabra Health Care REIT Inc ‡	4,681	77
Saul Centers Inc ‡	834	39
SBA Communications Corp, Cl A *‡	2,853	462
Select Income REIT ‡	2,726	20
Senior Housing Properties Trust ‡	6,344	74
Seritage Growth Properties ‡	1,900	61
Simon Property Group Inc ‡	7,133	1,198
SITE Centers Corp	4,485	50
SL Green Realty Corp ‡	1,970	156
Spirit Realty Capital Inc	2,641	93
STAG Industrial Inc ‡	1,478	37
STORE Capital Corp ‡	4,355	123
Summit Hotel Properties Inc ‡	5,100	50
Sun Communities Inc ‡	1,852	188
Sunstone Hotel Investors Inc ‡	5,706	74
Tanger Factory Outlet Centers Inc ‡	2,478	50
Taubman Centers Inc ‡	1,635	74
Terreno Realty Corp ‡	978	34
Tier REIT Inc ‡	1,628	34
UDR Inc ‡	6,257	248
Uniti Group Inc ‡	4,262	66
Urban Edge Properties ‡	2,748	46
Ventas Inc ‡	8,083	474
VEREIT Inc ‡	21,820	156
VICI Properties Inc ‡	8,300	156
Vornado Realty Trust ‡	3,778	234
Washington Prime Group ‡	15,400	75
Washington Real Estate Investment Trust ‡	2,478	57
Weingarten Realty Investors ‡	2,977	74
Welltower Inc ‡	8,721	605
Weyerhaeuser Co ‡	17,637	386
WP Carey Inc ‡	3,379	221

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xenia Hotels & Resorts Inc ‡	4,200	$72

		23,812

Utilities – 1.5%
AES Corp/VA	11,642	168
ALLETE	1,250	95
Alliant Energy Corp	3,928	166
Ameren Corp	3,554	232
American Electric Power Co Inc	6,579	492
American States Water Co	1,200	80
American Water Works Co Inc	2,591	235
Aqua America Inc	3,003	103
Atmos Energy Corp	1,437	133
Avista Corp	600	25
Black Hills Corp, Cl A	1,300	82
California Water Service Group, Cl A	1,200	57
CenterPoint Energy Inc	7,408	209
Clearway Energy Inc, Cl C	3,419	59
CMS Energy Corp	4,004	199
Connecticut Water Service	1,000	67
Consolidated Edison Inc	3,756	287
Dominion Energy Inc	9,037	646
DTE Energy Co	2,433	268
Duke Energy Corp	9,843	849
Edison International	4,580	260
El Paso Electric Co, Cl A	500	25
Entergy Corp	2,693	232
Evergy Inc	4,301	244
Eversource Energy	4,605	300
Exelon Corp	13,662	616
FirstEnergy Corp	8,522	320
Hawaiian Electric Industries Inc	2,728	100
IDACORP Inc, Cl A	1,100	102
MDU Resources Group Inc	3,645	87
MGE Energy Inc	1,400	84
National Fuel Gas Co	1,437	74
New Jersey Resources Corp	1,772	81
NextEra Energy Inc	6,568	1,142
NiSource Inc	5,146	130
Northwest Natural Holding Co	1,400	85
NorthWestern Corp	1,301	77
NRG Energy Inc	4,105	163
OGE Energy Corp	3,290	129
ONE Gas Inc	1,094	87
Otter Tail Corp	3,450	171
Pattern Energy Group Inc, Cl A	4,252	79
PG&E Corp *	8,061	191
Pinnacle West Capital Corp	1,650	141
PNM Resources Inc	2,152	88
Portland General Electric Co	1,876	86
PPL Corp	9,280	263
Public Service Enterprise Group Inc	7,437	387

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SCANA Corp	1,700	$81
Sempra Energy	3,684	399
Southern Co/The	13,724	603
Southwest Gas Holdings Inc	976	75
Spire	1,094	81
UGI Corp	2,547	136
Unitil Corp	1,400	71
Vectren Corp	1,613	116
Vistra Energy Corp *	7,678	176
WEC Energy Group Inc	4,615	320
Xcel Energy Inc	6,998	345

		12,599

Total Common Stock (Cost $234,864) ($ Thousands)		232,429

	Face Amount (Thousands)

CORPORATE OBLIGATIONS – 9.2%

Communication Services – 0.9%
AT&T
4.125%, 02/17/2026	$574	561
3.400%, 05/15/2025	2,045	1,926
CBS
3.500%, 01/15/2025	835	796
CCO Holdings
5.000%, 02/01/2028 (B)	282	260
4.000%, 03/01/2023 (B)	603	562
Millicom International Cellular
6.625%, 10/15/2026 (B)	470	476
Sirius XM Radio
5.000%, 08/01/2027 (B)	360	329
Sprint Capital
6.900%, 05/01/2019	1,485	1,492
Verizon Communications
4.862%, 08/21/2046	279	274
Vodafone Group
4.125%, 05/30/2025	827	817
3.750%, 01/16/2024	378	372

		7,865

Consumer Discretionary – 0.3%
Cox Communications
2.950%, 06/30/2023 (B)	240	231
CSC Holdings
6.750%, 11/15/2021	160	164
Expedia Group Inc
3.800%, 02/15/2028	805	730
International Game Technology
6.250%, 02/15/2022 (B)	560	562
KB Home
4.750%, 05/15/2019	382	381

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Time Warner Cable
4.500%, 09/15/2042	$330	$265
Virgin Media Finance
5.250%, 02/15/2022	200	198

		2,531

Consumer Staples – 0.2%
BRF
3.950%, 05/22/2023	254	228
Minerva Luxembourg
6.500%, 09/20/2026 (B)	286	266
5.875%, 01/19/2028	200	174
Sigma Alimentos
4.125%, 05/02/2026 (B)	212	198
Tyson Foods
3.950%, 08/15/2024	715	711
2.650%, 08/15/2019	219	218
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (B)(C)(D)	660	40

		1,835

Energy – 1.1%
Antero Resources
5.125%, 12/01/2022	123	116
Cenovus Energy
5.700%, 10/15/2019	96	98
3.000%, 08/15/2022	52	49
Diamond Offshore Drilling
4.875%, 11/01/2043	370	205
Energy Transfer Operating
5.200%, 02/01/2022	465	478
Energy Transfer Partners
4.500%, 11/01/2023	114	114
Enterprise Products Operating
5.200%, 09/01/2020	340	351
3.700%, 02/15/2026	730	719
Hess
4.300%, 04/01/2027	966	885
Marathon Petroleum
5.125%, 03/01/2021	196	202
Nabors Industries
5.500%, 01/15/2023	885	703
Noble Energy
4.150%, 12/15/2021	838	842
3.900%, 11/15/2024	606	587
PDC Energy
5.750%, 05/15/2026	600	534
Pertamina Persero MTN
6.450%, 05/30/2044	450	469
Plains All American Pipeline
3.600%, 11/01/2024	477	454

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sabine Pass Liquefaction
5.000%, 03/15/2027		$720	$722
Sunoco
5.875%, 03/15/2028		257	240
4.875%, 01/15/2023		563	549
Western Gas Partners
4.750%, 08/15/2028		190	181
4.500%, 03/01/2028		285	266
Williams
3.900%, 01/15/2025		217	211

			8,975

Financials – 4.2%
ABN AMRO Bank
4.750%, 07/28/2025 (B)		269	268
American Express
4.900%, VAR ICE LIBOR USD 3 Month+3.285%, 12/31/2049		359	344
Banco Santander
5.179%, 11/19/2025		400	398
3.500%, 04/11/2022		600	589
Banco Santander MTN
3.250%, 04/04/2026	EUR	300	351
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 12/31/2049		$362	366
6.300%, VAR ICE LIBOR USD 3 Month+4.553%, 12/29/2049		233	237
Bank of America MTN
3.950%, 04/21/2025		1,205	1,168
Banque Federative du Credit Mutuel MTN
2.750%, 10/15/2020 (B)		470	465
Barclays
6.860%, VAR ICE LIBOR USD 6 Month+1.730%, 12/31/2049 (B)		131	134
3.684%, 01/10/2023		695	668
BB&T MTN
2.625%, 06/29/2020		400	396
BNP Paribas
2.375%, 05/21/2020		200	198
BNP Paribas MTN
2.250%, 01/11/2027	EUR	434	487
BPCE
2.650%, 02/03/2021		$390	382
Capital One Financial
3.300%, 10/30/2024		1,152	1,089
CIT Group
5.250%, 03/07/2025		476	465
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 12/29/2049		311	284

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.950%, VAR ICE LIBOR USD 3 Month+4.095%, 12/29/2049	$320	$309
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/2049	360	347
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/2024	1,416	1,420
3.875%, 03/26/2025	905	875
Compass Bank
2.875%, 06/29/2022	905	867
Cooperatieve Rabobank UA
4.375%, 08/04/2025	657	645
Credit Agricole MTN
2.750%, 06/10/2020 (B)	400	395
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	555	550
3.800%, 06/09/2023	530	520
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Year Curr+1.730%, 08/09/2028	475	465
Goldman Sachs Group
5.000%, VAR ICE LIBOR USD 3 Month+2.874%, 05/10/2166	603	505
2.350%, 11/15/2021	847	817
Goldman Sachs Group MTN
4.306%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023	900	892
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	728	693
Guardian Life Insurance of America
4.850%, 01/24/2077 (B)	145	143
HSBC Bank USA
4.875%, 08/24/2020	450	461
HSBC Holdings
4.292%, VAR ICE LIBOR USD 3 Month+1.348%, 09/12/2026	478	471
4.250%, 03/14/2024	1,041	1,033
ING Bank
5.800%, 09/25/2023 (B)	1,092	1,141
ING Groep
4.100%, 10/02/2023	500	500
Intesa Sanpaolo
3.875%, 01/12/2028 (B)	465	397
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	335	304
JPMorgan Chase MTN
2.295%, 08/15/2021	551	538
Lincoln National
4.200%, 03/15/2022	355	361
Lloyds Banking Group
4.582%, 12/10/2025	741	701
Manufacturers & Traders Trust
2.625%, 01/25/2021	786	775

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MetLife
5.700%, 06/15/2035	$80	$90
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (B)	275	279
Morgan Stanley
5.550%, VAR ICE LIBOR USD 3 Month+3.810%, 12/29/2049	160	155
Morgan Stanley MTN
5.000%, 11/24/2025	275	280
4.350%, 09/08/2026	854	830
Nationwide Building Society
4.000%, 09/14/2026 (B)	747	680
Nationwide Financial Services
5.375%, 03/25/2021 (B)	470	487
Navient
6.625%, 07/26/2021	770	743
Navient MTN
7.250%, 01/25/2022	52	50
Royal Bank of Scotland Group
8.625%, VAR USD Swap Semi 30/360 5 Year Curr+7.598%, 12/31/2049	425	440
5.123%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2027	600	539
Santander Holdings USA
4.400%, 07/13/2027	1,135	1,074
Santander UK
5.000%, 11/07/2023 (B)	700	684
SBA Tower Trust
3.156%, 10/08/2020 (B)	950	941
Standard Chartered
7.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.723%, 12/29/2049 (B)	200	197
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+6.301%, 12/29/2049	412	413
4.030%, VAR ICE LIBOR USD 3 Month+1.510%, 01/29/2049 (B)	400	312
SunTrust Banks
5.625%, VAR ICE LIBOR USD 3 Month+3.860%, 06/15/2167	225	223
Synchrony Financial
4.500%, 07/23/2025	945	862
UBS Group Funding Switzerland
4.125%, 09/24/2025 (B)	689	686
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914%, 12/29/2049	474	446
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month+3.580%, 05/15/2053	258	242

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo
3.069%, 01/24/2023	$881	$858

		35,925

Health Care – 0.7%
AmerisourceBergen
4.300%, 12/15/2047	365	312
Cigna
4.375%, 10/15/2028 (B)	382	384
4.125%, 11/15/2025 (B)	286	286
3.750%, 07/15/2023 (B)	242	241
Gilead Sciences
2.550%, 09/01/2020	1,137	1,128
HCA
5.375%, 09/01/2026	559	544
Mylan
3.125%, 01/15/2023 (B)	950	891
Takeda Pharmaceutical
4.400%, 11/26/2023 (B)	820	829
Tenet Healthcare
5.125%, 05/01/2025	388	362
Zimmer Biomet Holdings
2.700%, 04/01/2020	480	475

		5,452

Industrials – 0.4%
Adani Ports & Special Economic Zone
3.950%, 01/19/2022 (B)	670	659
Alfa
5.250%, 03/25/2024 (B)	660	656
Avis Budget Car Rental
5.250%, 03/15/2025 (B)	317	274
Embraer Netherlands Finance BV
5.400%, 02/01/2027	670	692
General Electric
5.000%, VAR ICE LIBOR USD 3 Month+3.330%, 12/29/2049	300	229
Odebrecht Finance
7.125%, 06/26/2042 (B)	444	62
Rumo Luxembourg Sarl
5.875%, 01/18/2025 (B)	409	391
United Technologies
3.950%, 08/16/2025	570	566

		3,529

Information Technology – 0.4%
Broadcom
3.875%, 01/15/2027	486	436
3.625%, 01/15/2024	226	214
Hewlett Packard Enterprise
2.100%, 10/04/2019 (B)	794	785

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lam Research
2.800%, 06/15/2021	$640	$633
Seagate HDD Cayman
4.750%, 01/01/2025	427	379
Total System Services
4.000%, 06/01/2023	392	391
Western Digital
4.750%, 02/15/2026	838	727

		3,565

Materials – 0.5%
Dow Chemical
4.250%, 11/15/2020	131	133
DowDuPont
4.493%, 11/15/2025	690	711
4.205%, 11/15/2023	690	705
Eastman Chemical Co
3.800%, 03/15/2025	318	307
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (B)	208	200
Suzano Austria GmbH
6.000%, 01/15/2029 (B)	713	727
Vale Overseas
6.250%, 08/10/2026	1,080	1,166
Yamana
4.950%, 07/15/2024	462	452

		4,401

Real Estate – 0.1%
Host Hotels & Resorts
3.750%, 10/15/2023	16	15
Welltower
4.000%, 06/01/2025	550	543

		558

Utilities – 0.4%
AES
4.000%, 03/15/2021	463	455
Enel Chile
4.875%, 06/12/2028	650	648
Exelon Generation
2.950%, 01/15/2020	619	616
Genneia
8.750%, 01/20/2022 (B)	327	295
Israel Electric
5.000%, 11/12/2024 (B)	792	798
Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (B)	594	600

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Terraform Global Operating
6.125%, 03/01/2026 (B)	$188	$175

		3,587

Total Corporate Obligations (Cost $81,268) ($ Thousands)		78,223

MORTGAGE-BACKED SECURITIES – 7.3%

Agency Mortgage-Backed Obligations – 0.6%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
3.695%, VAR LIBOR USD 1 Month+6.150%, 06/15/2047	2,592	450
FHLMC CMO, Ser 2017-4727, Cl SA, IO
3.745%, VAR LIBOR USD 1 Month+6.200%, 11/15/2047	2,214	373
FNMA CMO, Ser 2011-131, Cl ST, IO
4.034%, VAR LIBOR USD 1 Month+6.540%, 12/25/2041	1,339	249
FNMA CMO, Ser 2014-17, Cl SA, IO
3.544%, VAR LIBOR USD 1 Month+6.050%, 04/25/2044	3,198	514
FNMA CMO, Ser 2014-78, Cl SE, IO
3.594%, VAR LIBOR USD 1 Month+6.100%, 12/25/2044	2,394	374
FNMA CMO, Ser 2014-92, Cl SX, IO
3.594%, VAR LIBOR USD 1 Month+6.100%, 01/25/2045	2,781	461
FNMA CMO, Ser 2016-77, Cl DS, IO
3.494%, VAR LIBOR USD 1 Month+6.000%, 10/25/2046	2,557	405
FNMA CMO, Ser 2017-62, Cl AS, IO
3.644%, VAR LIBOR USD 1 Month+6.150%, 08/25/2047	2,665	434
FNMA CMO, Ser 2017-81, Cl SA, IO
3.694%, VAR LIBOR USD 1 Month+6.200%, 10/25/2047	2,630	449
FNMA CMO, Ser 2017-97, Cl LS, IO
3.694%, VAR LIBOR USD 1 Month+6.200%, 12/25/2047	2,786	499
GNMA CMO, Ser 2017-122, Cl SA, IO
3.730%, VAR LIBOR USD 1 Month+6.200%, 08/20/2047	1,819	324
GNMA CMO, Ser 2017-134, Cl SE, IO
3.730%, VAR LIBOR USD 1 Month+6.200%, 09/20/2047	2,098	342

		4,874

Non-Agency Mortgage-Backed Obligations – 6.7%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	93	86

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035	$210	$178
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/01/2036	386	316
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	283	226
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	213	189
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
3.455%, VAR LIBOR USD 1 Month+1.000%, 05/15/2035 (B)	1,000	994
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
3.455%, VAR LIBOR USD 1 Month+1.000%, 11/15/2033 (B)	1,610	1,617
Bellemeade Re, Ser 2018-2A, Cl M1B
3.856%, VAR ICE LIBOR USD 1 Month+1.350%, 08/25/2028 (B)	289	287
Bellemeade Re, Ser 2018-3A, Cl M1B
4.356%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2027 (B)	570	569
BHMS, Ser 2018-ATLS, Cl A
3.705%, VAR LIBOR USD 1 Month+1.250%, 07/15/2035 (B)	955	950
BX Trust, Ser 2017-IMC, Cl A
3.505%, VAR LIBOR USD 1 Month+1.050%, 10/15/2032 (B)	1,050	1,039
BX Trust, Ser 2018-EXCL, Cl A
3.543%, VAR LIBOR USD 1 Month+1.088%, 09/15/2037 (B)	955	950
CCUBS Commercial Mortgage Trust, Ser 2017-C1, Cl A4
3.544%, 11/15/2050	1,115	1,104
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	670	654
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (B)	915	925
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	142	113
CHL Mortgage Pass-Through Trust, Ser 2006- 10, Cl 1A8
6.000%, 05/25/2036	220	179
CHL Mortgage Pass-Through Trust, Ser 2006- 13, Cl 1A19
6.250%, 09/25/2036	110	84

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.422%, 04/10/2046 (B)(E)	$343	$333
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	980	963
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/2048	435	442
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	540	541
COMM Mortgage Trust, Ser 2010-C1, Cl D
6.126%, 07/10/2046 (B)(E)	740	755
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%, 08/10/2048	545	551
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	250	248
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (B)	225	219
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
4.906%, VAR ICE LIBOR USD 1 Month+2.400%, 04/25/2031 (B)	537	528
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl A4
3.504%, 06/15/2057	436	436
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	1,090	1,104
CSMC, Ser 2010-6R, Cl 3A2
5.875%, 01/26/2038 (B)	468	362
CSMC, Ser 2016-MFF, Cl D
7.055%, VAR LIBOR USD 1 Month+4.600%, 11/15/2033 (B)	268	268
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
3.410%, VAR LIBOR USD 1 Month+1.030%, 11/19/2035 (B)	761	757
Deutsche Alt-A Securities Mortgage Loan
Trust, Ser 2006-AR4, Cl A2
2.696%, VAR ICE LIBOR USD 1 Month+0.190%, 12/25/2036	507	284
Eagle RE, Ser 2018-1, Cl M1
3.980%, VAR ICE LIBOR USD 1 Month+1.700%, 11/25/2028 (B)	247	246
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
6.506%, VAR ICE LIBOR USD 1 Month+4.000%, 08/25/2024	925	994

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
7.056%, VAR ICE LIBOR USD 1 Month+4.550%, 10/25/2024	$185	$202
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
7.156%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	400	450
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
5.756%, VAR ICE LIBOR USD 1 Month+3.250%, 07/25/2029	635	668
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, Cl M2
5.006%, VAR ICE LIBOR USD 1 Month+2.500%, 03/25/2030	450	450
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M2
5.156%, VAR ICE LIBOR USD 1 Month+2.650%, 12/25/2029	250	253
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	204	162
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
5.506%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2024	354	373
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
7.506%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	162	179
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
6.806%, VAR ICE LIBOR USD 1 Month+4.300%, 02/25/2025	334	360
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
6.506%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	378	403
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
6.506%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	622	666
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
7.506%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	729	805
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
7.506%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	777	848

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
8.056%, VAR ICE LIBOR USD 1 Month+5.550%, 04/25/2028	$722	$804
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
8.206%, VAR ICE LIBOR USD 1 Month+5.700%, 04/25/2028	249	281
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M2
9.256%, VAR ICE LIBOR USD 1 Month+6.750%, 08/25/2028	978	1,139
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 2M2
9.456%, VAR ICE LIBOR USD 1 Month+6.950%, 08/25/2028	677	785
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
8.506%, VAR ICE LIBOR USD 1 Month+6.000%, 09/25/2028	814	934
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
8.406%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	1,522	1,715
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
6.956%, VAR ICE LIBOR USD 1 Month+4.450%, 01/25/2029	965	1,053
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M2
5.356%, VAR ICE LIBOR USD 1 Month+2.850%, 11/25/2029	695	711
Great Wolf Trust, Ser 2017-WOLF, Cl A
3.455%, VAR LIBOR USD 1 Month+0.850%, 09/15/2034 (B)	680	668
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (B)	706	701
GS Mortgage Securities II, Ser 2018-GS9, Cl A4
3.992%, 03/10/2051 (E)	1,350	1,376
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
4.996%, 01/10/2047 (B)(E)	955	828
Home RE, Ser 2018-1, Cl M1
4.106%, VAR ICE LIBOR USD 1 Month+1.600%, 10/25/2028 (B)	436	437
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
2.756%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2035	165	142

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	$925	$939
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.878%, 09/15/2047 (E)	19,898	767
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	540	550
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	1,092	1,111
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl C
4.667%, 11/15/2048 (E)	849	834
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl XA, IO
1.085%, 09/15/2050 (E)	6,762	444
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	159	159
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	900	916
JPMorgan Mortgage Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037	194	152
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039 (E)	231	160
LSTAR Commercial Mortgage Trust, Ser 2014- 2, Cl A2
2.767%, 01/20/2041 (B)	5	5
LSTAR Commercial Mortgage Trust, Ser 2015- 3, Cl A2
2.729%, 04/20/2048 (B)(E)	461	457
LSTAR Commercial Mortgage Trust, Ser 2016- 4, Cl A2
2.579%, 03/10/2049 (B)	971	947
Morgan Stanley Bank of America Merrill
Lynch Trust, Ser 2014-C16, Cl A5
3.892%, 06/15/2047	920	940
Morgan Stanley Capital I Trust, Ser 2005- IQ9, Cl D
5.000%, 07/15/2056	545	538
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
4.350%, VAR LIBOR USD 1 Month+1.950%, 11/15/2026 (B)	204	204
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl A4
3.596%, 12/15/2049	835	835

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Natixis Commercial Mortgage Securities Trust, Ser 2018-850T, Cl A
3.239%, VAR LIBOR USD 1 Month+0.784%, 07/15/2033 (B)	$910	$902
Starwood Retail Property Trust, Ser 2014, Cl A
3.675%, VAR LIBOR USD 1 Month+1.220%, 11/15/2027 (B)	1,649	1,601
UBS Commercial Mortgage Trust, Ser 2018-C10, Cl A4
4.313%, 05/15/2051	1,155	1,206
UBS Commercial Mortgage Trust, Ser 2018-C8, Cl A4
3.983%, 02/15/2051	900	917
UBS Commercial Mortgage Trust, Ser 2018-C9, Cl A4
4.117%, 03/15/2051 (E)	1,410	1,452
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	596	589
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl A4
3.789%, 09/15/2048	485	491
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.468%, 09/15/2048 (E)	794	772
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl XA, IO
1.977%, 07/15/2048 (E)	3,898	430
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.312%, 11/15/2049 (E)	925	923
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
8.006%, VAR ICE LIBOR USD 1 Month+5.500%, 11/25/2025 (B)(C)	161	173
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
7.756%, VAR ICE LIBOR USD 1 Month+5.250%, 11/25/2025 (B)(C)	551	609
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037	90	88

		56,995

Total Mortgage-Backed Securities (Cost $62,307) ($ Thousands)		61,869

Description	Face Amount (Thousands)		Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS ** – 6.8%
FFCB
2.802%, 09/20/2021 (E)		$2,700	$2,699
2.700%, VAR Fed Res Daily Prime+-2.800%, 11/23/2021		4,000	3,998
2.669%, VAR ICE LIBOR USD 1 Month+0.190%, 12/21/2020		2,000	2,005
2.621%, VAR US Treasury 3 Month Bill Money Market Yield+0.140%, 09/17/2021		8,000	8,004
2.621%, VAR US Treasury 3 Month Bill Money Market Yield+0.140%, 11/08/2021		4,000	4,001
2.620%, VAR US Federal Funds Effective Rate+0.220%, 10/12/2021		3,000	2,998
2.600%, VAR US Federal Funds Effective Rate+0.200%, 06/21/2021		1,000	1,000
2.571%, 12/28/2020		1,000	999
2.570%, VAR Fed Res Daily Prime+-2.930%, 09/24/2020		3,000	2,999
2.431%, VAR ICE LIBOR USD 1 Month+0.010%, 03/12/2021		4,550	4,548
2.410%, VAR ICE LIBOR USD 1 Month+0.010%, 12/11/2020		3,860	3,856
FHLB
2.246%, VAR ICE LIBOR USD 3 Month+-0.163%, 07/05/2019		4,155	4,155
0.875%, 08/05/2019		1,800	1,781
FHLMC
2.530%, 2.78%, 3/20/2019, 09/20/2019 (F)		4,000	4,001
FNMA
2.629%, VAR ICE LIBOR USD 3 Month+-0.150%, 03/13/2020		3,550	3,551
2.620%, VAR United States Secured Overnight Financing Rate+0.160%, 01/30/2020		5,000	5,004
2.560%, VAR United States Secured Overnight Financing Rate+0.100%, 04/30/2020		2,300	2,300

Total U.S. Government Agency Obligations (Cost $57,911) ($ Thousands)			57,899

SOVEREIGN DEBT – 2.4%
Argentina POM Politica Monetaria
59.257%, VAR Argentina Central Bank 7 Day Repo Rate+0.000%, 06/21/2020	ARS	8,000	226
Cosan Luxembourg
7.000%, 01/20/2027		$250	252

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Egypt Government International Bond MTN
6.125%, 01/31/2022 (B)		$291	$286
Japan Treasury Discount Bills
-0.210%, 03/25/2019 (A)(G)	JPY	560,000	5,106
-0.309%, 02/04/2019 (A)(G)		1,013,000	9,234
Japanese Government CPI Linked Bond
0.100%, 03/10/2027		478,370	4,508
Mexico Government International Bond
3.600%, 01/30/2025		$708	675

Total Sovereign Debt (Cost $20,205) ($ Thousands)			20,287

ASSET-BACKED SECURITIES – 2.3%

Automotive – 1.1%
Avis Budget Rental Car Funding AESOP, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)		198	198
Avis Budget Rental Car Funding AESOP, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (B)		646	642
Avis Budget Rental Car Funding AESOP, Ser 2018-1A, Cl A
3.700%, 09/20/2024 (B)		930	942
Avis Budget Rental Car Funding AESOP, Ser 2018-2A, Cl A
4.000%, 03/20/2025 (B)		1,080	1,102
Chrysler Capital Auto Receivables Trust, Ser 2016-AA, Cl A3
1.770%, 10/15/2020 (B)		21	21
CPS Auto Receivables Trust, Ser 2017-A, Cl A
1.680%, 08/17/2020 (B)		43	43
CPS Auto Receivables Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (B)		141	141
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl D
8.200%, 02/15/2023 (B)		440	461
Exeter Automobile Receivables Trust, Ser 2017-2A, Cl A
2.110%, 06/15/2021 (B)		98	98
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (B)		545	577
Flagship Credit Auto Trust, Ser 2016-4, Cl A2
1.960%, 02/16/2021 (B)		341	340
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (B)		450	451
Flagship Credit Auto Trust, Ser 2017-4, Cl A
2.070%, 04/15/2022 (B)		177	175
Flagship Credit Auto Trust, Ser 2018-3, Cl B
3.590%, 12/16/2024 (B)		925	928

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (B)	$675	$669
Hertz Vehicle Financing II, Ser 2015-1A, Cl B
3.520%, 03/25/2021 (B)	491	489
Hertz Vehicle Financing II, Ser 2016-1A, Cl A
2.320%, 03/25/2020 (B)	974	972
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (B)	1,160	1,149
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (B)	470	466

		9,864

Credit Cards – 0.3%
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/2022	401	400
World Financial Network Credit Card Master Trust, Ser 2018-A, Cl A
3.070%, 12/16/2024	1,405	1,401
World Financial Network Credit Card Master Trust, Ser 2018-B, Cl M
3.810%, 07/15/2025	710	718

		2,519

Other Asset-Backed Securities – 0.9%
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (B)(C)	390	387
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021	431	430
Consumer Loan Underlying Bond Credit Trust, Ser 2018-P1, Cl A
3.390%, 07/15/2025 (B)	240	240
GMF Floorplan Owner Revolving Trust, Ser 2016-1, Cl A1
1.960%, 05/17/2021 (B)	986	981
Marlette Funding Trust, Ser 2017-1A, Cl A
2.827%, 03/15/2024 (B)	43	43
Marlette Funding Trust, Ser 2017-2A, Cl A
2.390%, 07/15/2024 (B)	100	100
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (B)(C)	128	128
Marlette Funding Trust, Ser 2017-3A, Cl B
3.010%, 12/15/2024 (B)	276	274
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (B)(C)	323	322
Marlette Funding Trust, Ser 2018-3A, Cl A
3.200%, 09/15/2028 (B)	878	877
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (B)	449	450
Prosper Marketplace Issuance Trust,
Ser 2017-2A, Cl B
3.480%, 09/15/2023 (B)	260	260

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program, Ser 2016-2, Cl A
3.090%, 10/27/2025 (B)(C)	$180	$180
SoFi Consumer Loan Program, Ser 2016-3, Cl A
3.050%, 12/26/2025 (B)(C)	259	259
SoFi Consumer Loan Program, Ser 2017-2, Cl A
3.280%, 02/25/2026 (B)	279	279
SoFi Consumer Loan Program, Ser 2017-5, Cl A2
2.780%, 09/25/2026 (B)	780	773
SoFi Consumer Loan Program, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (B)	1,050	1,041
SoFi Consumer Loan Program, Ser 2018-3, Cl A2
3.670%, 08/25/2027 (B)	697	702

		7,726

Total Asset-Backed Securities (Cost $20,053) ($ Thousands)		20,109

Total Investments in Securities – 118.0% (Cost $1,018,632) ($ Thousands)		$1,002,264

	Shares

COMMON STOCK SOLD SHORT– (12.4)%

Communication Services – (0.6)%
AMC Networks Inc, Cl A *	(1,700)	(93)
CBS Corp, Cl B	(4,900)	(214)
Charter Communications Inc, Cl A *	(2,400)	(684)
Comcast Corp, Cl A	(64,100)	(2,183)
Discovery Inc, Cl A *	(2,200)	(54)
Discovery Inc, Cl C *	(4,700)	(109)
DISH Network Corp, Cl A *	(3,100)	(77)
Gannett Co Inc	(5,300)	(45)
GCI Liberty Inc *	(2,200)	(91)
Interpublic Group of Cos Inc/The	(5,000)	(103)
John Wiley & Sons Inc, Cl A	(1,000)	(47)
Liberty Broadband Corp, Cl C *	(1,400)	(101)
Liberty Latin America Ltd, Cl C *	(2,600)	(38)
Liberty Media Corp-Liberty SiriusXM *	(3,200)	(118)
Meredith Corp	(1,000)	(52)
New Media Investment Group Inc	(3,300)	(38)
New York Times Co/The, Cl A	(2,000)	(45)
News Corp, Cl A	(4,700)	(53)
News Corp, Cl B	(4,000)	(46)
Nexstar Media Group Inc, Cl A	(600)	(47)
Omnicom Group Inc	(3,100)	(227)
Sirius XM Holdings Inc	(18,400)	(105)
TEGNA Inc	(2,600)	(28)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Tribune Media Co, Cl A	(1,400)	$(64)

		(4,662)

Consumer Discretionary – (8.2)%
Aaron’s Inc	(1,000)	(42)
Acushnet Holdings Corp	(2,200)	(46)
Adient PLC	(7,318)	(110)
Adtalem Global Education Inc *	(1,347)	(64)
Advance Auto Parts Inc	(1,029)	(162)
Amazon.com Inc, Cl A *	(3,821)	(5,739)
American Axle & Manufacturing Holdings Inc *	(10,457)	(116)
American Eagle Outfitters Inc	(1,300)	(25)
American Outdoor Brands Corp *	(3,600)	(46)
Aramark	(8,748)	(253)
AutoZone Inc *	(394)	(330)
Bed Bath & Beyond Inc	(2,627)	(30)
Belmond, Cl A *	(3,100)	(78)
Best Buy Co Inc	(2,853)	(151)
BJ’s Restaurants Inc	(800)	(40)
Bloomin’ Brands Inc	(3,280)	(59)
Booking Holdings Inc *	(591)	(1,018)
BorgWarner Inc	(19,164)	(666)
Boyd Gaming	(2,081)	(43)
Bright Horizons Family Solutions Inc *	(2,579)	(287)
Brinker International Inc	(1,877)	(83)
Brunswick Corp/DE	(5,039)	(234)
Burlington Stores Inc *	(984)	(160)
Caesars Entertainment Corp *	(17,540)	(119)
Callaway Golf Co	(5,733)	(88)
CarMax Inc *	(2,366)	(148)
Carnival Corp	(13,371)	(659)
Carriage Services Inc	(1,900)	(29)
Carter’s Inc	(2,363)	(193)
Cavco Industries Inc *	(400)	(52)
Cheesecake Factory Inc/The	(1,734)	(75)
Chegg Inc *	(5,000)	(142)
Chipotle Mexican Grill Inc, Cl A *	(798)	(345)
Choice Hotels International Inc	(1,298)	(93)
Churchill Downs Inc	(500)	(122)
Columbia Sportswear Co	(1,652)	(139)
Cooper Tire & Rubber Co	(4,808)	(155)
Cooper-Standard Holdings Inc *	(1,651)	(103)
Core-Mark Holding Co Inc, Cl A	(1,300)	(30)
Cracker Barrel Old Country Store Inc	(306)	(49)
Crocs Inc *	(3,000)	(78)
Dana Inc	(12,723)	(173)
Darden Restaurants Inc	(3,974)	(397)
Dave & Buster’s Entertainment Inc	(1,437)	(64)
Deckers Outdoor Corp *	(1,802)	(231)
Delphi Automotive PLC *	(24,370)	(1,500)

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Delphi Technologies	(1)	$—
Dick’s Sporting Goods Inc	(1,400)	(44)
Dine Brands Global Inc	(800)	(54)
Dollar General Corp	(3,134)	(339)
Dollar Tree Inc *	(3,164)	(286)
Domino’s Pizza Inc	(1,373)	(340)
Dorman Products Inc *	(1,952)	(176)
DR Horton Inc	(20,804)	(721)
Dunkin’ Brands Group Inc	(2,218)	(142)
eBay Inc	(13,391)	(376)
Eldorado Resorts Inc *	(2,093)	(76)
Etsy Inc *	(1,200)	(57)
Expedia Group Inc	(1,452)	(164)
Five Below Inc *	(500)	(51)
Foot Locker Inc, Cl A	(1,180)	(63)
Ford Motor Co	(359,371)	(2,749)
Fossil Group *	(1,769)	(28)
Fox Factory Holding Corp *	(3,422)	(201)
Frontdoor Inc *	(1,701)	(45)
Gap Inc/The	(3,504)	(90)
Garmin Ltd	(6,422)	(407)
Garrett Motion Inc *	(4,300)	(53)
General Motors Co	(116,708)	(3,904)
Gentex Corp	(25,061)	(506)
Gentherm Inc *	(2,800)	(112)
Genuine Parts Co	(2,435)	(234)
G-III Apparel Group *	(2,073)	(58)
Goodyear Tire & Rubber Co/The	(21,271)	(434)
GoPro Inc, Cl A *	(8,139)	(35)
Graham Holdings Co, Cl B	(111)	(71)
Grand Canyon Education Inc *	(1,655)	(159)
Groupon, Cl A *	(11,000)	(35)
GrubHub Inc *	(932)	(72)
H&R Block Inc	(5,600)	(142)
Hanesbrands Inc	(20,534)	(257)
Harley-Davidson Inc, Cl A	(14,518)	(495)
Hasbro Inc	(7,096)	(577)
Helen of Troy Ltd *	(1,700)	(223)
Hilton Grand Vacations Inc *	(3,800)	(100)
Hilton Worldwide Holdings Inc	(9,165)	(658)
Home Depot Inc/The	(14,259)	(2,450)
Houghton Mifflin Harcourt Co *	(2,100)	(19)
Hyatt Hotels Corp, Cl A	(1,394)	(94)
Installed Building Products *	(1,378)	(46)
International Game Technology	(3,700)	(54)
iRobot *	(1,447)	(121)
Jack in the Box Inc	(613)	(48)
KB Home	(4,677)	(89)
Kohl’s Corp	(2,739)	(182)
L Brands Inc	(2,881)	(74)
Las Vegas Sands Corp	(11,182)	(582)
Laureate Education Inc, Cl A *	(3,600)	(55)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
La-Z-Boy Inc, Cl Z	(3,327)	$(92)
LCI Industries	(2,312)	(154)
Lear Corp	(6,158)	(757)
Leggett & Platt Inc	(7,408)	(265)
Lennar Corp, Cl A	(17,020)	(666)
LGI Homes *	(772)	(35)
LKQ Corp *	(5,205)	(124)
Lowe’s Cos Inc	(10,135)	(936)
Lululemon Athletica Inc *	(5,425)	(660)
M/I Homes Inc *	(2,200)	(46)
Macy’s Inc	(3,778)	(113)
Malibu Boats Inc, Cl A *	(1,000)	(35)
Marriott International Inc/MD, Cl A	(9,741)	(1,057)
Marriott Vacations Worldwide	(1,170)	(83)
MasterCraft Boat Holdings Inc *	(1,700)	(32)
Mattel Inc *	(17,869)	(179)
McDonald’s Corp	(24,265)	(4,309)
MDC Holdings Inc	(2,865)	(81)
Meritage Homes Corp *	(2,503)	(92)
MGM Resorts International	(14,528)	(352)
Michael Kors Holdings Ltd *	(8,308)	(315)
Modine Manufacturing Co *	(4,228)	(46)
Mohawk Industries Inc *	(3,266)	(382)
Motorcar Parts of America Inc *	(2,300)	(38)
Movado Group Inc	(1,300)	(41)
Newell Brands Inc, Cl B	(26,108)	(485)
NIKE Inc, Cl B	(68,526)	(5,081)
Nordstrom Inc	(1,200)	(56)
Norwegian Cruise Line Holdings Ltd *	(6,938)	(294)
NVR Inc *	(176)	(429)
Ollie’s Bargain Outlet Holdings Inc *	(900)	(60)
O’Reilly Automotive Inc *	(899)	(310)
Oxford Industries Inc, Cl A	(1,076)	(76)
Papa John’s International Inc, Cl A	(1,000)	(40)
Penn National Gaming Inc *	(2,994)	(56)
Planet Fitness Inc, Cl A *	(3,237)	(174)
Polaris Industries Inc	(3,113)	(239)
Pool Corp	(250)	(37)
PulteGroup Inc	(14,930)	(388)
PVH Corp	(4,001)	(372)
Qurate Retail Inc *	(4,390)	(86)
Ralph Lauren Corp, Cl A	(3,163)	(327)
Red Rock Resorts Inc, Cl A	(1,813)	(37)
Roku, Cl A *	(2,449)	(75)
Ross Stores Inc	(5,197)	(432)
Royal Caribbean Cruises Ltd	(5,572)	(545)
Scientific Games Corp, Cl A *	(1,378)	(25)
SeaWorld Entertainment Inc *	(1,700)	(38)
Service Corp International/US	(7,417)	(299)
ServiceMaster Global Holdings Inc *	(5,255)	(193)
Shake Shack Inc, Cl A *	(800)	(36)
Shutterfly Inc *	(600)	(24)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Signet Jewelers Ltd	(1,250)	$(40)
Six Flags Entertainment Corp	(1,752)	(97)
Skechers U.S.A. Inc, Cl A *	(6,908)	(158)
Sotheby’s *	(1,359)	(54)
Stamps.com Inc *	(200)	(31)
Standard Motor Products	(1,495)	(72)
Starbucks Corp	(40,288)	(2,595)
Steven Madden Ltd	(5,666)	(171)
Stoneridge Inc *	(1,278)	(31)
Strategic Education Inc	(961)	(109)
Sturm Ruger & Co Inc	(800)	(43)
Tapestry Inc	(15,694)	(530)
Target Corp, Cl A	(6,573)	(434)
Taylor Morrison Home Corp, Cl A *	(6,033)	(96)
Tempur Sealy International Inc *	(2,511)	(104)
Tenneco Inc, Cl A	(4,655)	(127)
Tesla Inc *	(11,855)	(3,945)
Texas Roadhouse Inc, Cl A	(2,528)	(151)
Thor Industries Inc	(4,725)	(246)
Tiffany & Co	(1,591)	(128)
TJX Cos Inc/The	(15,742)	(704)
Toll Brothers Inc	(7,649)	(252)
TopBuild Corp *	(1,570)	(71)
Tower International Inc	(927)	(22)
Tractor Supply Co	(1,929)	(161)
TRI Pointe Group Inc *	(7,759)	(85)
Tupperware Brands Corp	(2,752)	(87)
Ulta Beauty Inc *	(819)	(201)
Under Armour Inc, Cl A *	(9,146)	(162)
Under Armour Inc, Cl C *	(9,506)	(154)
Universal Electronics *	(1,000)	(25)
Urban Outfitters Inc *	(1,300)	(43)
Vail Resorts Inc	(1,247)	(263)
VF Corp	(17,974)	(1,282)
Vista Outdoor Inc *	(3,600)	(41)
Visteon Corp *	(2,522)	(152)
Wayfair Inc, Cl A *	(676)	(61)
Weight Watchers International Inc *	(1,061)	(41)
Wendy’s Co/The	(6,628)	(103)
Whirlpool Corp	(3,502)	(374)
Williams-Sonoma Inc	(1,629)	(82)
Wingstop Inc, Cl A	(1,100)	(71)
Winnebago Industries	(2,303)	(56)
Wolverine World Wide Inc	(4,974)	(159)
Wyndham Destinations Inc	(3,476)	(125)
Wyndham Hotels & Resorts Inc	(3,496)	(159)
Wynn Resorts Ltd	(3,187)	(315)
Yum China Holdings Inc	(10,982)	(368)
Yum! Brands Inc	(10,187)	(936)

		(69,935)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)

Information Technology – (2.2)%
Advanced Micro Devices Inc *	(6,422)	$(119)
Amphenol Corp, Cl A	(3,495)	(283)
Analog Devices Inc	(2,911)	(250)
Apple Inc	(36,047)	(5,686)
Applied Materials Inc	(7,864)	(258)
Arista Networks Inc *	(544)	(115)
ARRIS International PLC *	(2,924)	(89)
Arrow Electronics Inc, Cl A *	(2,202)	(152)
Avnet Inc	(2,527)	(91)
Broadcom Inc	(3,445)	(876)
CDW Corp/DE	(2,405)	(195)
Ciena Corp *	(2,100)	(71)
Cisco Systems Inc	(40,248)	(1,744)
Cognex Corp	(1,768)	(68)
CommScope Holding Co Inc *	(2,081)	(34)
Corning Inc, Cl B	(7,802)	(236)
Cray *	(400)	(9)
Cree Inc *	(1,350)	(58)
Cypress Semiconductor Corp	(2,600)	(33)
Dolby Laboratories Inc, Cl A	(984)	(61)
Electronics For Imaging *	(1,736)	(43)
ePlus *	(868)	(62)
F5 Networks Inc, Cl A *	(597)	(97)
Finisar *	(2,507)	(54)
First Solar Inc *	(989)	(42)
FLIR Systems Inc	(1,881)	(82)
Hewlett Packard Enterprise Co	(16,435)	(217)
HP Inc	(16,687)	(341)
Integrated Device Technology Inc *	(1,050)	(51)
Intel Corp	(38,958)	(1,828)
IPG Photonics Corp *	(169)	(19)
Jabil Inc	(3,122)	(77)
Juniper Networks Inc	(4,191)	(113)
Keysight Technologies Inc *	(2,253)	(140)
KLA-Tencor Corp	(1,502)	(134)
Lam Research Corp	(1,166)	(159)
Littelfuse Inc	(200)	(34)
MACOM Technology Solutions Holdings Inc *	(1)	–
Marvell Technology Group Ltd	(3,600)	(58)
Maxim Integrated Products Inc	(2,256)	(115)
Microchip Technology Inc	(1,843)	(133)
Micron Technology Inc *	(9,363)	(297)
MKS Instruments Inc	(476)	(31)
Monolithic Power Systems Inc	(422)	(49)
Motorola Solutions Inc	(1,831)	(211)
National Instruments Corp	(900)	(41)
NCR Corp *	(2,577)	(60)
NetApp Inc	(2,661)	(159)
NETGEAR Inc *	(1,014)	(53)
NVIDIA Corp	(4,445)	(593)
NXP Semiconductors NV	(2,532)	(186)

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
ON Semiconductor Corp *	(2,323)	$(38)
Palo Alto Networks Inc *	(904)	(170)
Pure Storage Inc, Cl A *	(1,800)	(29)
Qorvo Inc *	(806)	(49)
QUALCOMM Inc	(12,550)	(714)
ScanSource Inc *	(1,784)	(61)
Silicon Laboratories Inc *	(562)	(44)
Skyworks Solutions Inc	(1,752)	(117)
Stratasys *	(665)	(12)
SYNNEX Corp	(1,100)	(89)
Tech Data Corp *	(589)	(48)
Teradyne Inc	(1,734)	(54)
Texas Instruments Inc	(7,970)	(753)
Trimble Inc *	(3,274)	(108)
Universal Display Corp	(422)	(40)
ViaSat Inc *	(797)	(47)
Western Digital Corp	(2,986)	(110)
Xerox Corp	(2,850)	(56)
Xilinx Inc	(1,796)	(153)
Zebra Technologies Corp, Cl A *	(550)	(88)

		(18,687)

Materials – (1.4)%
Air Products & Chemicals Inc	(3,979)	(637)
Albemarle Corp	(1,662)	(128)
Alcoa Corp *	(3,340)	(89)
Allegheny Technologies Inc *	(1,150)	(25)
AptarGroup Inc	(1,090)	(103)
Ashland Global Holdings Inc	(1,051)	(75)
Avery Dennison Corp	(1,628)	(146)
Axalta Coating Systems Ltd *	(2,527)	(59)
Balchem	(700)	(55)
Ball Corp	(5,606)	(258)
Bemis Co Inc	(2,400)	(110)
Berry Global Group Inc *	(1,802)	(86)
Cabot Corp	(553)	(24)
Celanese Corp, Cl A	(2,372)	(213)
CF Industries Holdings Inc	(4,203)	(183)
Chemours Co/The	(2,499)	(71)
Cleveland-Cliffs Inc	(1,492)	(11)
Commercial Metals Co, Cl A	(2,900)	(46)
Compass Minerals International, Cl A	(125)	(5)
Crown Holdings Inc *	(2,363)	(98)
Domtar Corp	(650)	(23)
DowDuPont Inc	(37,249)	(1,992)
Eagle Materials Inc	(842)	(51)
Eastman Chemical Co	(2,591)	(189)
Ecolab Inc	(5,061)	(746)
Ferro *	(2,100)	(33)
FMC Corp	(1,933)	(143)
Freeport-McMoRan Inc, Cl B	(23,849)	(246)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Graphic Packaging Holding Co	(4,952)	$(53)
Huntsman Corp	(3,519)	(68)
Ingevity Corp *	(476)	(40)
International Flavors & Fragrances Inc	(1,451)	(195)
International Paper Co	(6,076)	(245)
Linde PLC	(9,517)	(1,485)
Louisiana-Pacific Corp	(3,026)	(67)
LyondellBasell Industries NV, Cl A	(5,775)	(480)
Martin Marietta Materials Inc, Cl A	(904)	(155)
Mosaic Co/The	(6,539)	(191)
NewMarket Corp	(100)	(41)
Newmont Mining Corp	(9,620)	(333)
Nucor Corp	(5,665)	(293)
Olin Corp	(2,032)	(41)
Owens-Illinois Inc	(2,180)	(38)
Packaging Corp of America	(1,402)	(117)
Platform Specialty Products Corp *	(4,300)	(44)
PPG Industries Inc	(3,784)	(387)
Reliance Steel & Aluminum Co	(1,198)	(85)
Royal Gold Inc, Cl A	(1,460)	(125)
RPM International Inc	(2,328)	(137)
Scotts Miracle-Gro Co/The, Cl A	(900)	(55)
Sealed Air Corp	(2,152)	(75)
Sensient Technologies Corp	(1,900)	(106)
Sherwin-Williams Co/The, Cl A	(1,586)	(624)
Sonoco Products Co	(3,200)	(170)
Southern Copper Corp	(1,921)	(59)
Steel Dynamics Inc	(3,354)	(101)
Summit Materials Inc, Cl A *	(1)	–
Trinseo SA	(868)	(40)
United States Steel Corp	(2,100)	(38)
Valvoline Inc	(3,294)	(64)
Vulcan Materials Co	(1,728)	(171)
Westlake Chemical Corp	(375)	(25)
Westrock Co	(3,654)	(138)
WR Grace & Co	(579)	(38)

		(12,169)

Total Common Stock Sold Short (Proceeds $107,761) ($ Thousands)		(105,453)

Total Investments Sold Short – (12.4)% (Proceeds $107,761) ($ Thousands)		$(105,453)

	Contracts

PURCHASED OPTIONS* – 0.0%
Total Purchased Options (H) (Cost $333) ($ Thousands)	715	$193

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS * — (0.0)%
Total Written Options (H) (Premiums Received $179) ($ Thousands)	(703)	$(275)

A list of the open exchange traded options contracts held by the Fund at December 31, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)†	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%

Put Options**
Copper, March 2019 Put*	36	$8	$240.00	02/28/19	$12

Call Options**
Cocoa, March 2019 Call*	26	11	2,300.00	02/04/19	43
Corn, March 2019 Call*	50	28	380.00	02/25/19	17
Gold, February 2019 Call*	33	52	1,300.00	01/31/19	29
LME Nickel, March 2019 Call*	12	13	12,500.00	03/09/19	6
Natural Gas, April 2019 Call*	418	150	4.00	03/29/19	42
Soybean, November 2019 Call*	20	25	1,000.00	10/28/19	25
Sugar, March 2019 Call*	60	12	13.00	02/18/19	8
Wheat, March 2019 Call*	60	34	550.00	02/25/19	11

		325			181

Total Purchased Options		$333			$193

WRITTEN OPTIONS — (0.0)%
Put Options**
LME Nickel, March 2019 Put*	(12)	$(4)	9,000.00	03/09/19	$(3)
Natural Gas, February 2019 Put*	(32)	(90)	3.60	01/31/19	(225)

		(94)			(228)

Call Options**
Cocoa, March 2019 Call*	(26)	(26)	2,400.00	02/04/19	(29)
Gold, February 2019 Call*	(33)	(16)	1,400.00	01/31/19	(3)
LME Nickel, March 2019 Call*	(12)	(2)	14,500.00	03/09/19	–
Natural Gas, April 2019 Call*	(418)	(29)	6.00	03/29/19	(8)
Soybean, November 2019, Call*	(20)	(4)	1,200.00	10/28/19	(4)
Sugar, March 2019 Call*	(60)	(1)	15.00	02/18/19	(1)
Wheat, March 2019 Call*	(90)	(7)	650.00	02/25/19	(2)

		(85)			(47)

Total Written Options		$(179)			$(275)

†	Represents cost.

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Brent Crude**	127	Jan-2019	$8,793	$6,833	$(1,960)
Coffee C**	47	Mar-2019	2,060	1,795	(265)
Coffee C**	(64)	Mar-2019	(2,671)	(2,444)	227
Copper**	(4)	Mar-2019	(277)	(263)	14
Copper**	79	Mar-2019	5,381	5,196	(185)

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Corn**	285	Mar-2019	$5,439	$5,344	$(95)
Corn**	(44)	Mar-2019	(827)	(825)	2
Cotton No. 2**	38	Mar-2019	1,503	1,372	(131)
Euro-Bobl	(85)	Mar-2019	(12,721)	(12,877)	(33)
Feeder Cattle**	(22)	Mar-2019	(1,601)	(1,614)	(13)
Gasoline**	70	Feb-2019	4,310	3,857	(453)
Gasoline**	(43)	Feb-2019	(2,519)	(2,369)	150
Gold**	47	Jun-2019	5,810	6,083	273
Gold**	48	Mar-2019	5,858	6,150	292
Japanese 10-Year Bond E-MINI	(35)	Mar-2019	(4,697)	(4,869)	(31)
KC HRW Wheat**	(35)	Jul-2019	(960)	(897)	63
Lean Hogs**	(106)	Feb-2019	(2,725)	(2,585)	140
Lean Hogs**	62	Feb-2019	1,510	1,512	2
Live Cattle**	84	Mar-2019	4,001	4,162	161
LME Lead**	7	Mar-2019	356	354	(2)
LME Nickel**	53	Mar-2019	3,443	3,397	(46)
LME Primary Aluminum**	(23)	Mar-2019	(1,122)	(1,063)	59
LME Primary Aluminum**	84	Jan-2019	4,077	3,828	(249)
LME Zinc**	12	Jun-2019	730	736	6
LME Zinc**	31	Jan-2019	2,021	1,924	(97)
Long Gilt 10-Year Bond	(45)	Mar-2019	(7,006)	(7,059)	(55)
Low Sulfur Gas Oil**	7	Mar-2019	353	358	5
MSCI EAFE Index E-MINI	(146)	Mar-2019	(12,667)	(12,527)	140
Natural Gas**	347	Feb-2019	13,431	9,893	(3,538)
Natural Gas**	121	Jan-2019	4,473	3,557	(916)
NY Harbor ULSD**	101	Feb-2019	7,934	7,084	(850)
NYMEX Cocoa**	147	Mar-2019	3,298	3,552	254
Palladium**	11	Mar-2019	1,278	1,317	39
Platinum**	64	Apr-2019	2,662	2,562	(100)
S&P 500 Index E-MINI	(192)	Mar-2019	(24,530)	(24,050)	480
Silver**	89	Mar-2019	6,440	6,915	475
Soybean**	206	Mar-2019	9,502	9,219	(283)
Soybean Meal**	134	Mar-2019	4,210	4,152	(58)
Soybean Oil**	154	Mar-2019	2,691	2,573	(118)
Sugar No. 11**	166	Mar-2019	2,225	2,237	12
Sugar No. 11**	292	Mar-2019	4,133	3,934	(199)
U.S. 2-Year Treasury Notes	(198)	Apr-2019	(41,851)	(42,038)	(187)
U.S. 5-Year Treasury Notes	162	Mar-2019	18,281	18,579	298
U.S. 10-Year Treasury Notes	(454)	Mar-2019	(54,023)	(55,395)	(1,372)
U.S. Ultra Long Treasury Bond	(28)	Mar-2019	(4,289)	(4,498)	(209)
Ultra 10-Year U.S. Treasury Notes	34	Mar-2019	4,322	4,423	101
Wheat**	211	Mar-2019	5,436	5,309	(127)
Wheat**	211	Mar-2019	5,313	5,156	(157)
WTI Crude Oil**	(119)	Nov-2019	(8,067)	(5,757)	2,310
WTI Crude Oil**	119	Jan-2019	6,800	5,403	(1,397)
WTI Crude Oil**	123	Feb-2019	6,409	5,624	(785)

			$(18,070)	$(26,740)	$(8,408)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2018 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/25/19	MXN	13,282	USD	653	$(19)
BNP Paribas	01/25/19	USD	654	MXN	13,189	13
Brown Brothers Harriman	01/09/19	USD	556	EUR	488	2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	01/09/19	EUR	38	USD	45	$—
Brown Brothers Harriman	01/09/19	EUR	1,865	USD	2,158	24
Brown Brothers Harriman	01/17/19	CHF	458	USD	457	(8)
Brown Brothers Harriman	01/18/19	PLN	4,389	USD	1,188	19
Brown Brothers Harriman	02/15/19	USD	267	JPY	30,202	9
Brown Brothers Harriman	02/20/19	USD	65	AUD	89	(2)
Citigroup	01/15/19	JPY	2,118,674	USD	18,708	(628)
Credit Suisse First Boston	01/17/19	CHF	694	USD	698	(7)
Credit Suisse First Boston	01/23/19	USD	925	NOK	8,125	15
Deutsche Bank	03/18/19	USD	2,643	INR	188,571	47
Deutsche Bank	03/18/19	INR	183,473	USD	2,514	(103)
Goldman Sachs	02/28/19	GBP	1,233	USD	1,564	(10)
JPMorgan Chase Bank	01/17/19	CHF	685	USD	693	(3)
JPMorgan Chase Bank	01/18/19	USD	1,164	PLN	4,396	7
JPMorgan Chase Bank	02/20/19	USD	881	KRW	985,787	6
JPMorgan Chase Bank	03/14/19	USD	1,595	TWD	48,933	18
Morgan Stanley	01/03/19 - 02/04/19	USD	1,350	BRL	5,288	13
Morgan Stanley	01/03/19	BRL	2,644	USD	673	(9)
Morgan Stanley	01/17/19	CAD	1,736	USD	1,309	37
RBS	03/14/19	USD	2,129	TWD	64,837	8
Standard Bank	02/20/19	USD	919	KRW	1,024,226	2
Standard Bank	03/14/19	TWD	64,771	USD	2,124	(11)
Standard Bank	03/20/19	CNH	11,489	USD	1,661	(12)

						$(592)

A list of open OTC swap agreements held by the Fund at December 31, 2018, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2049	$(634)	$(102)	$(52)	$(50)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	12/31/2049	(261)	(42)	(17)	(25)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	12/31/2049	(835)	(134)	(64)	(70)
Citigroup	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	258	31	18	13
Citigroup	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	245	30	18	12
Citigroup	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	257	31	18	13
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(16)	(3)	(2)	(1)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(5)	(3)	(2)
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(250)	(40)	(34)	(6)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(33)	(5)	(4)	(1)
Credit Suisse	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(3)	—	—	—
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(65)	(10)	(7)	(3)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(194)	(31)	(17)	(14)
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(89)	(14)	(12)	(2)
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(20)	(3)	(3)	—
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(52)	(8)	(7)	(1)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(5)	(3)	(2)
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(254)	(41)	(33)	(8)
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(220)	(35)	(29)	(6)
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(356)	(57)	(46)	(11)
Credit Suisse	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(106)	(17)	(13)	(4)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(201)	(32)	(26)	(6)
Goldman Sachs	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2049	964	4	13	(9)
Goldman Sachs	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	216	1	2	(1)

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Credit Default Swaps (Continued)
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	$996	$4	$10	$(6)
Credit Suisse	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	73	—	1	(1)
Deutsche Bank	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	881	3	12	(9)
Credit Suisse	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	25	—	—	—
Credit Suisse	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	2,641	10	33	(23)
Deutsche Bank	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	3,320	12	35	(23)
Citigroup	CMBX.NA.BBB.-6	Sell	3.00%	Quarterly	05/11/2063	(290)	(47)	(32)	(15)
Citigroup	CMBX.NA.BBB.-6	Sell	3.00%	Monthly	05/11/2063	(1,287)	(207)	(141)	(66)
Citigroup	CMBX.NA.BBB.-6	Sell	3.00%	Monthly	05/11/2063	(731)	(117)	(82)	(35)
Citigroup	CMBX.NA.BBB.-6	Sell	3.00%	Monthly	05/11/2063	(1,045)	(168)	(117)	(51)
Citigroup	CMBX.NA.BBB.-6	Sell	3.00%	Monthly	05/11/2063	(1,045)	(168)	(120)	(48)
Citigroup	CMBX.NA.BBB.-6	Sell	3.00%	Monthly	05/11/2063	(523)	(84)	(61)	(23)
Citigroup	CMBX.NA.BBB.-6	Sell	3.00%	Monthly	05/11/2063	(365)	(59)	(43)	(16)
Citibank	CMBX.NA.BBB.-6	Sell	3.00%	Monthly	05/11/2063	(783)	(126)	(86)	(40)
Citigroup	CMBX.NA.BBB.-6	Sell	3.00%	Monthly	05/11/2063	(731)	(117)	(83)	(34)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(812)	(131)	(53)	(78)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(227)	(37)	(16)	(21)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(42)	(7)	(2)	(5)
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(1,324)	(213)	2	(215)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(1,093)	(176)	(77)	(99)
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(222)	(36)	(24)	(12)
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(329)	(53)	(46)	(7)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(330)	(53)	(36)	(17)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(112)	(18)	(13)	(5)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(113)	(18)	(13)	(5)
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(727)	(117)	(86)	(31)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(36)	(6)	(6)	—
CGG	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(254)	(41)	(34)	(7)
Citibank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(240)	(39)	(33)	(6)
Citigroup	CMBX.NA.BBB.-9	Buy	3.00%	Monthly	09/17/2058	1,045	126	81	45
Citigroup	CMBX.NA.BBB.-9	Buy	3.00%	Monthly	09/17/2058	1,045	126	78	48
Citigroup	CMBX.NA.BBB.-9	Buy	3.00%	Monthly	09/17/2058	1,287	156	93	63
Citigroup	CMBX.NA.BBB.-9	Buy	3.00%	Monthly	09/17/2058	523	63	43	20
Credit Suisse	CMBX-A-.6	Sell	2.00%	Monthly	05/11/2063	(1,305)	(56)	(30)	(26)
Goldman Sachs	CMBX-BBB	Sell	3.00%	Monthly	05/11/2049	(276)	(44)	(46)	2
Goldman Sachs	CMBX-BBB	Sell	3.00%	Monthly	05/11/2049	(198)	(32)	(33)	1
Citigroup	CMBX-BBB	Sell	3.00%	Monthly	05/11/2049	(172)	(28)	(27)	(1)
Goldman Sachs	CMBX-BBB	Sell	3.00%	Monthly	05/11/2063	(188)	(30)	(30)	—
Citibank	Sprint Communications	Buy	5.00%	Quarterly	06/20/2019	793	(18)	(5)	(13)
Citibank	Sprint Communications	Buy	5.00%	Quarterly	06/20/2019	692	(16)	(4)	(12)

							$(2,249)	$(1,294)	$(955)

Total Return Swaps**
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized (Depreciation) (Thousands)
Macquarie Bank Limited	BLOOMBERG COMMODITY INDEX	US T-BILL HIGH DISCOUNT RATE + 9 BPS	INDEX RETURN	Monthly	01/25/2019	USD	(12,624)	$(351)	$–	$(351)
Macquarie Bank Limited	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD	US T-BILL HIGH DISCOUNT RATE + 16.5 BPS	INDEX RETURN	Monthly	01/25/2019	USD	(967)	(12)	–	(12)
Merrill Lynch	BLOOMBERG COMMODITY INDEX	US T-BILL HIGH DISCOUNT RATE + 12 BPS	INDEX RETURN	Monthly	01/25/2019	USD	(12,023)	(334)	–	(334)
Merrill Lynch	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD	US T-BILL HIGH DISCOUNT RATE + 13 BPS	INDEX RETURN	Monthly	01/25/2019	USD	(1,577)	(20)	–	(20)
Societe Generale	BLOOMBERG COMMODITY INDEX	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Monthly	01/25/2019	USD	(7,360)	(205)	–	(205)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Total Return Swaps (Continued)
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized (Depreciation) (Thousands)
Societe Generale	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD	US T-BILL HIGH DISCOUNT RATE + 14 BPS	INDEX RETURN	Monthly	01/25/2019	USD	(1,718)	$(22)	$–	$(22)

								$(944)	$–	$(944)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2018, are as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA.IG.31	Buy	1.00%	Quarterly	12/20/2023	7,070	$(31)	$(124)	$93

						$(31)	$(124)	$93

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH NOK - NIBOR	1.3775%	Annually	06/22/2020	NOK	422,650	$(66)	$–	$(66)
3-MONTH USD - LIBOR	2.886%	Semi-Annually	08/22/2022	USD	3,510	63	–	63
3-MONTH USD - LIBOR	2.896%	Semi-Annually	09/10/2023	USD	11,870	250	–	250
1.99%	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,760	104	–	104
3-MONTH USD - LIBOR	2.31%	Quarterly	05/18/2025	USD	2,820	52	–	52
2.49	3-MONTH USD - LIBOR	Quarterly	06/09/2025	USD	1,710	14	–	14
2.293%	3-MONTH USD - LIBOR	Quarterly	08/04/2025	USD	2,717	41	–	41
1.60%	3-MONTH USD - LIBOR	Quarterly	10/25/2026	USD	6,110	471	–	471
1.66	3-MONTH USD - LIBOR	Quarterly	11/08/2026	USD	1,490	105	–	105
1.67	3-MONTH USD - LIBOR	Quarterly	11/09/2026	USD	1,490	104	–	104
2.44	3-MONTH USD - LIBOR	Quarterly	04/04/2027	USD	10,400	189	–	189
2.3545	3-MONTH USD - LIBOR	Quarterly	07/12/2027	USD	2,140	43	–	43
2.9195%	3-MONTH USD - LIBOR	Quarterly	03/28/2028	USD	2,740	(67)	–	(67)
3-MONTH USD - LIBOR	2.9855%	Semi-Annually	08/31/2028	USD	2,800	85	–	85
2.18625%	6-MONTH NOK -NIBOR	Semi-Annually	08/31/2028	NOK	46,790	(54)	–	(54)
2.631%	3-MONTH USD - LIBOR	Quarterly	11/10/2035	USD	1,190	36	–	36

						$1,370	$–	$1,370

A list of the reverse repurchase agreements outstanding as of December 31, 2018 was as follows:

Principal Amount ($ Thousands)	Counterparty		Value ($ Thousands)
$(44,550)	JPMorgan Chase	2.90%	$(44,550)
(4,732)	JPMorgan Chase	2.60%	(4,732)
(35,764)	JPMorgan Chase	2.45%	(35,764)
(30,962)	JPMorgan Chase	2.45%	(30,962)
(28,620)	JPMorgan Chase	2.42%	(28,620)
(42,655)	JPMorgan Chase	2.00%	(42,655)

			$(187,283)

Percentages are based on Net Assets of $849,058 ($ Thousands).
*	Non-income producing security.
**	Security, or a portion thereof, is held by the Inflation Commodity Strategy Subsidiary, Ltd. as of December 31, 2018.
‡	Real Estate Investment Trust.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $54,467 ($ Thousands), representing 6.4% of the Net Assets of the Fund.

(C)	Securities considered illiquid. The total value of such securities as of December 31, 2018 was $2,097 ($ Thousands) and represented 0.2% of the Net Assets of the Fund.
(D)	Security is in default on interest payment.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(G)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(H)	Refer to table below for detail on Options Contracts.

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CMBX — A series of indices designed to reflect the creditworthiness of commercial mortgage-backed securities.

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan

CPI — Consumer Price Index

EAFE — Europe, Australasia and Far East

EUR — Euro

EURIBOR — Euro Interbank Offer Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA —Government National Mortgage Association

HRW — Hard Red Winter

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

KRW — Korean Won

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NIBOR — Norwegian Interbank Offered Rate

NOK — Norwegian Krone

OTC — Over the counter

PLC — Public Limited Company

PLN — Polish Zloty

S&P— Standard & Poor’s

Ser — Series

TWD — Taiwan Dollar

ULSD — Ultra Low-Sulphur Diesel

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$531,448	$–	$531,448
Common Stock	232,429	–	–	232,429
Corporate Obligations	–	78,223	–	78,223
Mortgage-Backed Securities	–	61,869	–	61,869
U.S. Government Agency
Obligations	–	57,899	–	57,899
Sovereign Debt	–	20,287	–	20,287
Asset-Backed Securities	–	20,109	–	20,109

Total Investments in Securities	$232,429	$769,835	$–	$1,002,264

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(105,453)	$–	$–	(105,453)

Total Securities Sold Short	$(105,453)	$–	$–	$(105,453)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$193	$–	$–	$193
Written Options	(275)	–	–	(275)
Futures Contracts *
Unrealized Appreciation	5,503	–	–	5,503
Unrealized Depreciation	(13,911)	–	–	(13,911)
Forwards Contracts *
Unrealized Appreciation	–	220	–	220
Unrealized Depreciation	–	(812)	–	(812)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	–	217	–	217
Unrealized Depreciation	–	(1,172)	–	(1,172)
Total Return Swaps *
Unrealized Depreciation	–	(944)	–	(944)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	–	93	–	93
Interest Rate Swaps *
Unrealized Appreciation	–	1,557	–	1,557
Unrealized Depreciation	–	(187)	–	(187)
Reverse Repurchase Agreements	–	(187,283)	–	(187,283)

Total Other Financial Instruments	$(8,490)	$(188,311)	$–	$(196,801)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

As of December 31, 2018, Multi-Asset Inflation Managed Fund is the seller (“providing protection”) on a total notional amount of $18.5 million. As of December 31, 2018, Multi-Asset Inflation Managed Fund is the buyer (“receiving protection”) on a total notional amount of $22.3 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	$-	$(2,822,123)	-	$(2,822,123)
Maximum potential amount of future payments	-	-	18,453,000	-	18,453,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	-	1,305,000	1,305,000
> than 400	-	-	-	-	17,148,000	17,148,000
Total	$-	$-	$-	$-	$18,453,000	$18,453,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Capital Stability Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 33.5%
U.S. Treasury Bills (A)
2.337%, 02/14/2019	$147,497	$147,075
2.320%, 02/07/2019	36,914	36,827
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	685	871
3.625%, 04/15/2028	165	203
3.375%, 04/15/2032	296	380
2.500%, 01/15/2029	767	873
2.375%, 01/15/2025	928	1,004
2.375%, 01/15/2027	466	515
2.125%, 02/15/2040	443	521
2.125%, 02/15/2041	540	637
2.000%, 01/15/2026	1,134	1,211
1.750%, 01/15/2028	910	966
1.375%, 01/15/2020	1,441	1,432
1.375%, 02/15/2044	1,091	1,127
1.125%, 01/15/2021	824	820
1.000%, 02/15/2046	853	808
1.000%, 02/15/2048	784	743
0.875%, 02/15/2047	801	735
0.750%, 07/15/2028	398	389
0.750%, 07/15/2028	680	666
0.750%, 02/15/2042	827	750
0.750%, 02/15/2045	1,025	917
0.625%, 04/15/2023	395	389
0.625%, 01/15/2024	710	699
0.625%, 01/15/2026	1,911	1,860
0.625%, 02/15/2043	595	522
0.500%, 01/15/2028	1,919	1,831
0.375%, 07/15/2023	508	496
0.375%, 07/15/2025	2,750	2,651
0.375%, 01/15/2027	2,117	2,011
0.375%, 07/15/2027	1,803	1,710
0.250%, 01/15/2025	2,156	2,064
0.125%, 04/15/2020	2,812	2,749
0.125%, 04/15/2021	2,598	2,526
0.125%, 01/15/2022	2,555	2,480
0.125%, 04/15/2022	3,753	3,630
0.125%, 07/15/2022	3,554	3,452
0.125%, 01/15/2023	2,882	2,784
0.125%, 07/15/2024	3,128	3,000
0.125%, 07/15/2026	1,715	1,610

Total U.S. Treasury Obligations (Cost $236,581) ($ Thousands)		235,934

COMMERCIAL PAPER (A) – 26.4%

Communication Services – 0.3%
Telstra
2.593%, 01/14/2019 (B)	1,000	999

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
TELUS
2.907%, 02/01/2019 (B)	$1,000	$998

		1,997

Consumer Discretionary – 2.3%
AutoZone
2.631%, 01/02/2019 (B)	4,000	3,999
Harley-Davidson Financial Services
3.024%, 03/12/2019 (B)	1,500	1,491
Hyundai Capital America
3.021%, 02/19/2019 (B)	6,000	5,975
Marriott International
2.725%, 01/16/2019 (B)	4,250	4,245
Mondelez International
3.110%, 03/04/2019 (B)	250	249

		15,959

Consumer Staples – 1.6%
Campbell Soup
3.117%, 02/27/2019 (B)	250	249
Reckitt Benckiser Treasury Services
2.824%, 01/09/2019 (B)	2,000	1,999
2.783%, 01/22/2019 (B)	3,500	3,494
Smithfield Foods
3.125%, 02/20/2019 (B)	1,500	1,493
Walgreens Boots Alliance
2.769%, 02/04/2019	4,250	4,238

		11,473

Energy – 6.5%
Entergy
3.124%, 03/06/2019 (B)	9,250	9,199
FMC Technologies
3.117%, 02/19/2019 (B)	6,000	5,975
2.613%, 01/03/2019 (B)	5,250	5,249
Puget Sound Energy
2.864%, 01/22/2019	2,000	1,996
Schlumberger Holdings
3.016%, 02/12/2019 (B)	5,000	4,983
Spectra Energy Partners
3.008%, 01/15/2019 (B)	6,000	5,993
Suncor Energy
2.894%, 02/04/2019 (B)	500	498
2.881%, 02/19/2019 (B)	2,500	2,490
2.870%, 02/14/2019 (B)	3,500	3,487
TransCanada PipeLines
3.072%, 02/28/2019 (B)	5,000	4,975
2.662%, 01/07/2019 (B)	1,000	1,000

		45,845

Financials – 7.0%
Banco Santander
2.709%, 02/05/2019	4,500	4,488

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Capital Stability Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
ERP Operating
2.668%, 02/07/2019 (B)	$4,500	$4,486
Experian Finance
2.920%, 02/14/2019 (B)	6,250	6,228
Fidelity National Information Services
2.864%, 01/28/2019 (B)	2,000	1,995
Ford Motor Credit
3.429%, 03/11/2019 (B)	1,750	1,739
3.271%, 02/06/2019 (B)	2,000	1,993
3.173%, 02/11/2019 (B)	1,750	1,744
General Motors Financial
2.914%, 01/14/2019 (B)	3,000	2,997
Intesa Sanpaolo Funding
3.196%, 02/04/2019	2,500	2,493
3.186%, 02/01/2019	750	748
Macquarie Bank
2.703%, 02/08/2019 (B)	3,000	2,991
2.637%, 02/04/2019 (B)	3,500	3,491
Mitsubishi UFJ Trust & Banking
2.414%, 01/07/2019 (B)	1,000	1,000
Nationwide Building Society
2.647%, 01/28/2019 (B)	4,500	4,491
Toyota Motor Credit
2.698%, 03/05/2019	2,000	1,991
VW Credit
3.175%, 03/20/2019 (B)	2,000	1,987
2.769%, 02/04/2019 (B)	1,000	997
2.718%, 01/31/2019 (B)	1,500	1,496
2.647%, 01/07/2019 (B)	1,750	1,749

		49,104

Health Care – 0.9%
Cigna Holding
3.094%, 02/25/2019 (B)	2,750	2,737
3.092%, 02/19/2019 (B)	3,500	3,486

		6,223

Industrials – 1.2%
General Electric
2.769%, 01/30/2019	2,250	2,244
Humana
3.122%, 02/11/2019 (B)	250	249
Magna International
2.970%, 02/25/2019 (B)	3,500	3,484
2.914%, 01/28/2019 (B)	2,500	2,494

		8,471

Materials – 0.6%
Glencore Funding
2.921%, 02/19/2019 (B)	2,000	1,992

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
2.745%, 01/14/2019 (B)	$2,250	$2,248

		4,240

Utilities – 6.0%
Electricite de France
3.134%, 03/15/2019 (B)	6,000	5,962
3.023%, 02/26/2019 (B)	3,000	2,986
2.892%, 02/22/2019 (B)	2,000	1,991
National Grid
2.920%, 02/11/2019 (B)	3,750	3,737
2.820%, 02/04/2019 (B)	4,250	4,238
2.749%, 02/01/2019 (B)	4,000	3,990
2.683%, 01/07/2019 (B)	250	250
NextEra Energy Capital Holdings
2.756%, 01/22/2019 (B)	4,500	4,492
PPL Capital Funding
2.813%, 01/18/2019 (B)	2,000	1,997
Public Service Enterprise Group
2.919%, 02/04/2019 (B)	2,000	1,994
2.760%, 01/22/2019 (B)	4,500	4,492
Southern California Edison
3.118%, 01/04/2019 (B)	6,250	6,248

		42,377

Total Commercial Paper (Cost $185,702) ($ Thousands)		185,689

SOVEREIGN DEBT – 14.8%
Japan Treasury Discount Bill
-0.293%, 01/21/2019 (A)(C)	JPY 7,760,000	70,733
Japanese Government CPI Linked Bond
0.100%, 03/10/2026	2,458,344	23,135
0.100%, 03/10/2027	1,115,689	10,515

Total Sovereign Debt (Cost $104,408) ($ Thousands)		104,383

U.S. GOVERNMENT AGENCY OBLIGATIONS – 5.7%
FHLB DN
2.100%, 01/02/2019 (A)	$20,800	20,800
FHLMC
1.375%, 05/01/2020	19,725	19,420

Total U.S. Government Agency Obligations (Cost $40,217) ($ Thousands)		40,220

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Capital Stability Fund (Continued)

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS – 3.4%

United States – 3.4%
iShares Core MSCI Emerging Markets ETF	51,500	$2,428
iShares Core S&P 500 ETF	32,616	8,207
iShares MSCI Emerging Markets ETF	120,940	4,724
Vanguard S&P 500 ETF	35,748	8,215

Total Exchange Traded Funds (Cost $24,952) ($ Thousands)		23,574

	Face Amount (Thousands)

MORTGAGE-BACKED SECURITIES – 0.8%

Agency Mortgage-Backed Obligations – 0.8%
FNMA TBA
5.000%,01/01/2038	$2,200	2,305
4.500%,01/01/2038	600	621
4.000%,11/15/2034	723	737
3.500%,01/01/2041	1,736	1,736
3.000%,01/15/2043	148	144

Total Mortgage-Backed Securities (Cost $5,505) ($ Thousands)		5,543

Total Investments in Securities – 84.6% (Cost $597,365) ($ Thousands)		$595,343

	Contracts

PURCHASED OPTIONS* – 0.3%

Total Purchased Options (D) (Cost $456) ($ Thousands)	98,819,682	$1,828

WRITTEN OPTIONS* – (0.1)%

Total Written Options (D) (Premiums Received $316) ($ Thousands)	(29,315,633)	$(552)

A list of open exchange traded options held by the Fund at December 31, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.3%

Put Options
February 2019, BRL Call, USD Put*	4,687,500	$18,188	$3.75	02/16/19	$39
January 2019, TRY Call, EUR Put*	5,696,250	34,633	6.51	01/19/19	429
January 2019, TRY Call, USD Put*	5,837,800	31,057	5.78	01/19/19	496
June 2019, USD Call, AUD Put*	3,151,000	4,474	1.45	06/22/19	59
March 2019, EUR Call, TRY Put*	6,430,489	39,097	5.99	03/16/19	84
SPDR S&P 500 ETF Trust*	933	23,318	253.00	01/19/19	700

		150,767			1,807

Call Options
January 2019, GBP Call, USD Put*	1,953,000	1,543	0.76	01/19/19	3

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Capital Stability Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS (continued)
January 2019, USD Call, CNH Put*	35,056,710	$240,840	$7.04	01/19/19	$17
January 2019, USD Call, CNH Put*	36,006,000	247,361	7.06	01/19/19	1

		489,744			21

Total Purchased Options		$640,511			$1,828

WRITTEN OPTIONS – (0.1)%
Put Options
SPDR S&P 500 ETF Trust*	(2,332)	$(58,281)	237.00	01/19/19	$(396)

Call Options
February 2019, USD Call, BRL Put*	(5,125,000)	(19,885)	4.10	02/16/19	(42)
January 2019, EUR Call, TRY Put*	(6,571,250)	(39,953)	7.51	01/19/19	(1)
January 2019, USD Call, TRY Put*	(6,969,000)	(37,075)	6.90	01/19/19	–
June 2019, AUD Call, USD Put*	(3,151,000)	(4,475)	1.28	06/22/19	(7)
March 2019, EUR Call, TRY Put*	(7,497,051)	(45,582)	6.99	03/16/19	(106)

		(146,970)			(156)

Total Written Options		$(205,251)			$(552)

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized
Amsterdam Index	14	Jan-2019	$1,579	$1,561	$(27)
CAC40 10 Euro Index	20	Jan-2019	1,086	1,081	(11)
Canadian 10-Year Bond	99	Mar-2019	9,902	9,914	262
CBOE Volatility Index	192	Feb-2019	4,269	4,277	8
CBOE Volatility Index	(173)	Jan-2019	(4,095)	(4,182)	(87)
DAX Index	5	Mar-2019	1,533	1,509	(33)
Euro-Bobl	33	Mar-2019	4,960	4,999	6
Euro-Bund	23	Mar-2019	4,271	4,300	9
Euro-OAT	64	Mar-2019	10,984	11,033	(18)
FTSE 100 Index	15	Mar-2019	1,263	1,272	(1)
FTSE MIB	9	Mar-2019	952	937	(21)
Hang Seng Index	1	Jan-2019	165	165	–
Hang Seng Index	1	Jan-2019	168	163	(5)
IBEX	7	Jan-2019	690	682	(13)
Japanese 10-Year Bond	(22)	Mar-2019	(29,636)	(30,575)	(129)
Long Gilt 10-Year Bond	34	Mar-2019	5,315	5,334	25
MSCI EAFE Index E-MINI	126	Mar-2019	11,197	10,811	(386)
MSCI Emerging Markets	121	Mar-2019	5,879	5,849	(30)
NASDAQ 100 Index E-MINI	40	Mar-2019	5,135	5,066	(69)
Nikkei 225 Index	12	Mar-2019	2,261	2,187	(146)
OMXS30 Index	81	Jan-2019	1,295	1,287	(36)
Russell 2000 Index E-MINI	59	Mar-2019	4,100	3,979	(121)
S&P 500 Index E-MINI	(19)	Mar-2019	(2,320)	(2,380)	(60)
S&P 500 Index E-MINI	56	Mar-2019	7,103	7,015	(88)
S&P TSX 60 Index	13	Mar-2019	1,696	1,632	(33)
SPI 200 Index	39	Mar-2019	3,879	3,817	8
U.S. 2-Year Treasury Notes	1	Apr-2019	211	212	1
U.S. 5-Year Treasury Notes	223	Mar-2019	25,203	25,575	372
U.S. 10-Year Treasury Notes	238	Mar-2019	28,473	29,039	566
U.S. Long Treasury Bond	5	Mar-2019	696	730	34

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Capital Stability Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized
U.S. Ultra Long Treasury Bond	34	Mar-2019	$5,257	$5,462	$205

			$113,471	$112,751	$182

A list of the open forward foreign currency contracts held by the Fund at December 31, 2018 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/25/19	CLP	511,079	USD	741	$3
Bank of America	02/15/19	JPY	162,252	USD	1,439	(45)
Bank of America	02/20/19	USD	533	NZD	770	(16)
Bank of America	02/20/19	USD	1,269	AUD	1,742	(42)
Bank of America	02/20/19	KRW	1,409,780	USD	1,252	(15)
Bank of America	03/15/19	NZD	3,281	USD	2,260	58
Barclays PLC	01/15/19	TRY	2,389	USD	386	(59)
Barclays PLC	01/17/19	USD	503	CHF	497	2
Barclays PLC	01/23/19	CNH	2,696	USD	388	(4)
Barclays PLC	01/30/19	ZAR	7,273	USD	503	(1)
Barclays PLC	02/20/19	USD	776	KRW	873,261	9
Barclays PLC	02/20/19	KRW	837,557	USD	743	(9)
Barclays PLC	02/26/19	USD	379	MYR	1,571	2
Barclays PLC	02/26/19	MYR	1,047	USD	249	(5)
Barclays PLC	03/15/19	USD	992	CAD	1,321	(24)
Barclays PLC	03/18/19	USD	491	INR	34,634	3
Barclays PLC	03/18/19	INR	8,829	USD	120	(5)
BNP Paribas	01/09/19	USD	1,268	EUR	1,097	(13)
BNP Paribas	01/17/19	JPY	138,766	CAD	1,704	(18)
BNP Paribas	01/23/19	USD	993	NOK	8,474	(13)
BNP Paribas	01/25/19	USD	1,064	MXN	21,224	9
BNP Paribas	01/30/19	USD	495	ZAR	7,098	(3)
Brown Brothers Harriman	01/09/19	USD	53	EUR	47	–
Brown Brothers Harriman	01/09/19 - 01/17/19	CHF	657	USD	661	(7)
Brown Brothers Harriman	01/09/19 - 02/20/19	USD	989	NZD	1,452	(15)
Brown Brothers Harriman	01/09/19	USD	1,273	EUR	1,101	(13)
Brown Brothers Harriman	01/09/19 - 02/20/19	NZD	1,438	USD	986	21
Brown Brothers Harriman	01/09/19	EUR	221	USD	253	–
Brown Brothers Harriman	01/09/19 - 01/23/19	EUR	1,258	USD	1,435	(4)
Brown Brothers Harriman	01/16/19	TRY	1,221	USD	229	2
Brown Brothers Harriman	01/15/19 - 01/24/19	TRY	5,916	USD	1,081	(18)
Brown Brothers Harriman	01/17/19	USD	76	CHF	75	–
Brown Brothers Harriman	01/17/19	CAD	2,934	USD	2,203	54
Brown Brothers Harriman	01/17/19	SEK	4,532	CHF	498	(6)
Brown Brothers Harriman	01/23/19	USD	918	NOK	7,758	(20)
Brown Brothers Harriman	01/23/19	USD	995	SEK	8,970	19
Brown Brothers Harriman	01/23/19	NOK	4,308	USD	495	(3)
Brown Brothers Harriman	01/23/19	SEK	4,498	EUR	435	(10)
Brown Brothers Harriman	01/24/19	SGD	50	USD	36	–
Brown Brothers Harriman	01/24/19	USD	481	TRY	2,643	10
Brown Brothers Harriman	01/25/19	USD	1,490	MXN	30,165	36
Brown Brothers Harriman	01/30/19	ILS	460	USD	124	–
Brown Brothers Harriman	01/30/19	USD	615	ZAR	8,893	2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	01/30/19	USD	1,338	ZAR	18,772	$(37)
Brown Brothers Harriman	01/30/19	ZAR	11,178	USD	793	19
Brown Brothers Harriman	02/15/19	JPY	84,016	USD	745	(24)
Brown Brothers Harriman	02/20/19	USD	496	AUD	704	–
Brown Brothers Harriman	02/20/19	USD	1,275	AUD	1,792	(12)
Brown Brothers Harriman	02/20/19 - 06/28/19	AUD	1,413	USD	1,014	19
Brown Brothers Harriman	02/20/19	JPY	55,808	NZD	719	(28)
Brown Brothers Harriman	05/10/21	GBP	–	USD	–	–
Citigroup	01/09/19	USD	986	EUR	863	1
Citigroup	01/09/19	USD	1,771	EUR	1,536	(14)
Citigroup	01/17/19	USD	751	CAD	998	(20)
Citigroup	01/23/19	USD	751	NOK	6,377	(14)
Citigroup	01/23/19	USD	1,170	CNH	8,118	11
Citigroup	01/23/19	NOK	4,238	EUR	440	14
Citigroup	01/23/19	SEK	6,753	EUR	654	(15)
Citigroup	01/24/19	RUB	34,415	USD	493	(2)
Citigroup	01/25/19	MXN	26,427	USD	1,304	(33)
Citigroup	03/14/19	USD	1,251	TWD	38,207	9
Citigroup	12/13/19	USD	1,290	JPY	140,275	27
Credit Suisse First Boston	01/09/19	EUR	1,099	USD	1,261	3
Credit Suisse First Boston	01/09/19	EUR	1,093	USD	1,241	(9)
Credit Suisse First Boston	01/15/19	USD	480	TRY	3,022	83
Credit Suisse First Boston	01/17/19	USD	740	CAD	1,004	(4)
Credit Suisse First Boston	01/17/19	CAD	1,661	JPY	138,290	45
Credit Suisse First Boston	01/23/19	USD	756	SEK	6,793	12
Credit Suisse First Boston	01/23/19	EUR	938	NOK	9,337	5
Credit Suisse First Boston	01/23/19	SEK	11,207	EUR	1,087	(22)
Credit Suisse First Boston	01/25/19	MXN	24,890	USD	1,229	(30)
Credit Suisse First Boston	01/30/19	USD	718	ZAR	10,251	(8)
Credit Suisse First Boston	01/30/19	ZAR	10,590	USD	732	(1)
Credit Suisse First Boston	03/25/19	EUR	454	TRY	2,886	(3)
Credit Suisse First Boston	06/28/19	AUD	699	USD	516	22
Deutsche Bank	01/09/19	EUR	434	USD	507	10
Deutsche Bank	03/18/19	USD	140	INR	9,992	2
Goldman Sachs	01/03/19	BRL	1,922	USD	492	(4)
Goldman Sachs	01/09/19	CHF	749	EUR	659	(7)
Goldman Sachs	02/15/19	USD	747	JPY	82,542	8
Goldman Sachs	02/20/19	KRW	548,837	USD	490	(4)
Goldman Sachs	03/18/19	USD	730	INR	51,645	6
JPMorgan Chase Bank	01/09/19	USD	767	EUR	661	(10)
JPMorgan Chase Bank	01/09/19	EUR	441	USD	505	1
JPMorgan Chase Bank	01/09/19	EUR	1,111	USD	1,259	(12)
JPMorgan Chase Bank	01/17/19	CHF	503	USD	504	(8)
JPMorgan Chase Bank	01/17/19	CAD	1,316	USD	995	31
JPMorgan Chase Bank	01/23/19	CNH	5,115	USD	742	(2)
JPMorgan Chase Bank	01/23/19	NOK	7,789	USD	909	8
JPMorgan Chase Bank	01/25/19	USD	249	COP	808,732	–
JPMorgan Chase Bank	01/25/19	CLP	65,575	USD	95	–

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	01/30/19	ZAR	10,590	USD	737	$3
JPMorgan Chase Bank	02/20/19	USD	740	NZD	1,078	(17)
JPMorgan Chase Bank	02/20/19	USD	996	KRW	1,113,204	5
JPMorgan Chase Bank	03/14/19	TWD	22,886	USD	748	(6)
JPMorgan Chase Bank	03/18/19	INR	150,287	USD	2,055	(89)
JPMorgan Chase Bank	03/25/19	TRY	2,886	EUR	454	3
Morgan Stanley	01/03/19 - 02/04/19	USD	2,089	BRL	8,183	20
Morgan Stanley	01/03/19	BRL	4,057	USD	1,032	(14)
Morgan Stanley	01/09/19	EUR	437	USD	500	–
Morgan Stanley	01/17/19 - 03/15/19	JPY	11,557,039	USD	103,840	(1,882)
Morgan Stanley	01/23/19	USD	500	SEK	4,497	9
Morgan Stanley	02/20/19 - 06/28/19	AUD	1,381	USD	992	19
Morgan Stanley	02/26/19	USD	1,385	MYR	5,804	22
Morgan Stanley	03/18/19	USD	864	INR	61,972	20
Morgan Stanley	03/20/19	CNH	1,699	USD	246	(2)
Morgan Stanley	06/28/19	USD	1,060	AUD	1,435	(47)
RBS	01/23/19	USD	1,241	SEK	11,175	22
RBS	01/25/19	USD	1,196	CLP	820,378	(12)
RBS	02/20/19	USD	1,255	KRW	1,404,967	8
RBS	02/20/19	USD	503	KRW	557,649	(2)
RBS	03/18/19	USD	740	INR	52,518	9
Standard Bank	01/03/19	USD	471	BRL	1,853	7
Standard Bank	01/09/19	USD	935	EUR	808	(11)
Standard Bank	01/23/19 - 03/20/19	USD	1,011	CNH	6,984	6
Standard Bank	02/20/19	NZD	776	USD	534	14
Standard Bank	02/20/19	NZD	1,804	JPY	139,384	65
UBS	01/09/19	USD	754	EUR	656	(4)
UBS	01/09/19	EUR	1,327	USD	1,532	14
UBS	01/17/19	CHF	1,260	USD	1,267	(13)

						$(1,978)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2018, are as follows:

			Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.S31.V1-5Y	Sell	1.00%	Quarterly	12/20/2023	(727)	$16	$10	$6
CDX-NAHYS30V1-5Y	Sell	5.00%	Quarterly	06/20/2023	(3,590)	110	264	(154)
CDX-NAIGS30V1-5Y	Sell	1.00%	Quarterly	06/20/2023	(2,990)	24	54	(30)
ITRAXX.EUR.XOVER	Sell	5.00%	Quarterly	06/20/2023	(681)	46	75	(29)

						$196	$403	$(207)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
6-MONTH AUD - BBSW	2.8025%	Semi-Annually	07/04/2028	AUD	210	$4	$–	$4
6-MONTH AUD - BBSW	2.845%	Semi-Annually	07/11/2028	AUD	1,430	28	–	28
3-MONTH NZD - BKBM	3.048%	Semi-Annually	07/12/2028	NZD	1,510	37	–	37

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Capital Stability Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
6-MONTH AUD - BBSW	2.8325%	Semi-Annually	07/17/2028	AUD	1,670	$31	$–	$31
3-MONTH NZD - BKBM	3.01%	Semi-Annually	07/18/2028	NZD	1,810	40	–	40
6-MONTH AUD - BBSW	2.74%	Semi-Annually	08/27/2028	AUD	2,000	26	–	26
3-MONTH NZD - BKBM	2.8575%	Semi-Annually	08/28/2028	NZD	2,300	31	–	31
6-MONTH AUD - BBSW	2.86%	Semi-Annually	10/04/2028	AUD	1,480	30	–	30
3-MONTH NZD - BKBM	2.86%	Semi-Annually	10/05/2028	NZD	1,670	22	–	22
6-MONTH AUD - BBSW	2.666%	Semi-Annually	12/10/2028	AUD	2,380	18	–	18
3-MONTH NZD - BKBM	2.786%	Semi-Annually	12/11/2028	NZD	2,360	19	–	19

						$286	$–	$286

Percentages are based on Net Assets of $703,483 ($ Thousands).
*	Non-income producing security.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $167,491 ($ Thousands), representing 23.8% of the Net Assets of the Fund.

(C)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(D)	Refer to table below for details on Options Contracts.

AUD – Australian Dollar

BBSW – Bank Bill Swap Rate

BKBM – Bank Bill Benchmark Rate

BRL – Brazilian Real

CAD – Canadian Dollar

CBOE – Chicago Board of Exchange

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Offshore

COP – Colombian Peso

CPI – Consumer Price Index

DAX – German Stock Index

DN – Discount Note

EAFE – Europe, Australasia and Far East

ETF – Exchange Traded Fund

EUR – Euro

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FTSE – Financial Times Stock Exchange

GBP – British Pound Sterling

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

MSCI – Morgan Stanley Capital International

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

RUB – Russian Ruble

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

SEK – Swedish Krona

SGD – Singapore Dollar

SPI – Share Price Index

TBA – To Be Announced

TRY – Turkish Lira

TSX – Toronto Stock Exchange

TWD – Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Capital Stability Fund (Continued)

The following is a list of the levels of inputs used as of December 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$235,934	$–	$235,934
Commercial Paper	–	185,689	–	185,689
Sovereign Debt	–	104,383	–	104,383
U.S. Government Agency
Obligations	–	40,220	–	40,220
Exchange Traded Funds	23,574	–	–	23,574
Mortgage-Backed Securities	–	5,543	–	5,543

Total Investments in Securities	$23,574	$571,769	$–	$595,343

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$1,828	$–	$–	$1,828
Written Options	(552)	–	–	(552)
Futures Contracts *
Unrealized Appreciation	1,496	–	–	1,496
Unrealized Depreciation	(1,314)	–	–	(1,314)
Forwards Contracts *
Unrealized Appreciation	–	812	–	812
Unrealized Depreciation	–	(2,790)	–	(2,790)
Centrally Cleared Swaps Credit Default Swaps *
Unrealized Appreciation	–	6	–	6
Unrealized Depreciation	–	(213)	–	(213)
Interest Rate Swaps *
Unrealized Appreciation	–	286	–	286

Total Other Financial Instruments	$1,458	$(1,899)	$–	$(441)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Multi-Asset Capital Stability Fund (Continued)

As of December 31, 2018, Multi-Asset Capital Stability Fund is the seller (“providing protection”) on a total notional amount of $8.1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	-	-	-	$196,951	$196,951
Maximum potential amount of future payments	-	-	-	8,085,248	8,085,248
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	-	-	$3,717,000	-	-	$3,717,000
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	778,248	-	-	778,248
> than 400	-	-	3,590,000	-	-	3,590,000
Total	-	-	$8,085,248	-	-	$8,085,248

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Long/Short Alternative Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS – 57.8% (A)
FHLB DN
2.364%, 01/25/2019	$2,000	$1,997
2.343%, 01/14/2019	2,337	2,335
2.342%, 01/11/2019	2,529	2,527
2.322%, 01/04/2019	1,622	1,622
2.315%, 01/09/2019	5,234	5,232
2.284%, 01/02/2019	4,500	4,500

Total U.S. Government Agency Obligations (Cost $18,212) ($ Thousands)		18,213

COMMERCIAL PAPER – 38.5% (A)

Banks – 16.1%
Australia & New Zealand Banking Group
2.505%, 01/22/2019 (B)	1,200	1,198
Bank of Nova Scotia
2.538%, 02/04/2019 (B)	1,300	1,297
Canadian Imperial Bank of Commerce
2.447%, 01/15/2019 (B)	1,300	1,299

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
National Australia Bank
2.452%, 01/04/2019 (B)	$1,300	$1,299

		5,093

Industrial & Other Commercial Paper – 22.4%
American Honda Finance
2.503%, 01/08/2019	850	849
Apple
2.402%, 01/03/2019 (B)	1,300	1,300
Export Development Canada
2.483%, 01/03/2019	1,300	1,300
Novartis Finance
2.527%, 02/04/2019 (B)	1,200	1,197
United Parcel Service
2.382%, 01/16/2019 (B)	1,200	1,199
Walmart
2.473%, 01/14/2019 (B)	1,200	1,199

		7,044

Total Commercial Paper (Cost $12,138) ($ Thousands)		12,137

Total Investments in Securities – 96.3% (Cost $30,350) ($ Thousands)		$30,350

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
MSCI EAFE Index E-MINI	44	Mar-2019	$3,925	$3,775	$(150)
MSCI Emerging Markets	23	Mar-2019	1,140	1,112	(28)
NASDAQ 100 Index E-MINI	28	Mar-2019	3,776	3,547	(229)
S&P Mid Cap 400 Index E-MINI	27	Mar-2019	4,777	4,488	(289)
U.S. Dollar Index	117	Mar-2019	11,330	11,201	(129)
U.S. Long Treasury Bond	(57)	Mar-2019	(7,948)	(8,322)	(374)

			$17,000	$15,801	$(1,199)

Percentages are based on Net Assets of $31,498 ($ Thousands).
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $9,988 ($ Thousands), representing 31.7% of the Net Assets of the Fund.

DN – Discount Note

EAFE – Europe, Australasia and Far East

FHLB – Federal Home Loan Bank

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers and Automated Quotations

S&P – Standard & Poor’s

The following is a list of the level of inputs used as of December 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$–	$18,213	$–	$18,213
Commercial Paper	–	12,137	–	12,137

Total Investments in Securities	$–	$30,350	$–	$30,350

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(1,199)	$–	$–	$(1,199)

Total Other Financial Instruments	$(1,199)	$–	$–	$(1,199)

* Futures contracts are valued at the unrealized appreciation on the instrument.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Long/Short Alternative Fund (Continued)

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2018

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) of 240.15d-15(b)) as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: March 1, 2019

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: March 1, 2019